UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts, 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Report to Shareholders.

Semi-Annual Report

March 31, 2018

SPDR® Index Shares Funds

SPDR Dow Jones Global Real Estate ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P China ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P International Small Cap ETF

SPDR S&P North American Natural Resources ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR DOW JONES GLOBAL REAL ESTATE ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Simon Property Group, Inc. REIT	4.4%
Prologis, Inc. REIT	3.1
Public Storage REIT	2.8
Mitsui Fudosan Co., Ltd.	2.2
AvalonBay Communities, Inc. REIT	2.1
Equity Residential REIT	2.1
Unibail-Rodamco SE REIT	2.1
Digital Realty Trust, Inc. REIT	2.0
Welltower, Inc. REIT	1.9
Boston Properties, Inc. REIT	1.7
TOTAL	24.4%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of March 31, 2018

% of Net Assets
Real Estate Investment Trusts (REITs)	87.3%
Real Estate Management & Development	11.9
Equity Real Estate Investment Trusts (REITS)	0.3
Diversified Financial Services	0.0 *
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Mitsui Fudosan Co., Ltd.	5.1%
Unibail-Rodamco SE REIT	4.9
Link REIT	4.0
Scentre Group REIT	3.4
Westfield Corp. REIT	2.7
Goodman Group REIT	2.2
Land Securities Group PLC REIT	2.1
British Land Co. PLC REIT	1.9
Segro PLC REIT	1.8
Klepierre SA REIT	1.8
TOTAL	29.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of March 31, 2018

% of Net Assets
Real Estate Investment Trusts (REITs)	71.8%
Real Estate Management & Development	27.6
Diversified Financial Services	0.0 *
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR S&P CHINA ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	15.1%
Alibaba Group Holding, Ltd. ADR	11.1
China Construction Bank Corp.	5.8
Industrial & Commercial Bank of China, Ltd.	3.5
Baidu, Inc. ADR	3.2
China Mobile, Ltd.	2.8
Ping An Insurance Group Co. of China, Ltd.	2.7
Bank of China, Ltd.	2.2
JD.com, Inc. ADR	1.7
CNOOC, Ltd.	1.3
TOTAL	49.4%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Information Technology	36.1%
Financials	22.9
Consumer Discretionary	10.2
Real Estate	6.4
Industrials	5.4
Energy	4.4
Telecommunication Services	3.7
Health Care	3.3
Consumer Staples	3.0
Materials	2.3
Utilities	2.2
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR S&P GLOBAL NATURAL RESOURCES ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Nutrien, Ltd.	4.7%
Exxon Mobil Corp.	4.2
BHP Billiton, Ltd.	4.1
TOTAL SA	3.9
Royal Dutch Shell PLC Class A	3.9
Glencore PLC	3.6
BP PLC	3.6
Monsanto Co.	3.1
UPM-Kymmene Oyj	3.0
Chevron Corp.	2.9
TOTAL	37.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of March 31, 2018

% of Net Assets
Oil, Gas & Consumable Fuels	32.2%
Metals & Mining	31.0
Chemicals	11.5
Containers & Packaging	8.5
Paper & Forest Products	8.2
Food Products	4.2
Energy Equipment & Services	1.9
Real Estate Investment Trusts (REITs)	1.9
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

4

SPDR S&P INTERNATIONAL SMALL CAP ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Nikkon Holdings Co., Ltd.	0.4%
SillaJen, Inc.	0.4
Wihlborgs Fastigheter AB	0.3
Shochiku Co., Ltd.	0.3
Jenoptik AG	0.3
Canopy Growth Corp.	0.3
Barco NV	0.3
Toagosei Co., Ltd.	0.2
Colliers International Group, Inc.	0.2
Indus Holding AG	0.2
TOTAL	2.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Industrials	20.7%
Consumer Discretionary	16.9
Information Technology	12.3
Materials	10.6
Real Estate	9.5
Health Care	8.9
Financials	8.2
Consumer Staples	6.0
Energy	3.8
Utilities	1.4
Telecommunication Services	0.7
Short-Term Investments	10.6
Liabilities in Excess of Other Assets	(9.6)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

5

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Chevron Corp.	10.4%
Exxon Mobil Corp.	9.9
Monsanto Co.	6.5
Freeport-McMoRan, Inc.	5.9
Newmont Mining Corp.	5.2
Nutrien, Ltd.	3.9
Barrick Gold Corp.	3.6
ConocoPhillips	3.4
Teck Resources, Ltd. Class B	3.2
Franco-Nevada Corp.	3.1
TOTAL	55.1%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of March 31, 2018

% of Net Assets
Oil, Gas & Consumable Fuels	46.1%
Metals & Mining	33.8
Chemicals	13.9
Food Products	5.6
Paper & Forest Products	0.5
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

6

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 5.7%
BGP Holdings PLC (a) (b)	1,313,937	$—
BWP Trust REIT	1,157,853	2,682,156
Charter Hall Retail REIT	793,071	2,342,052
Dexus REIT	2,402,555	17,175,640
Goodman Group REIT	3,817,553	24,685,181
GPT Group REIT	4,272,067	15,532,454
Investa Office Fund REIT	1,195,545	3,952,454
Scentre Group REIT	12,685,450	37,267,333
Vicinity Centres REIT	7,648,020	14,138,057
Westfield Corp. REIT	4,553,743	29,759,921

		147,535,248

AUSTRIA — 0.5%
CA Immobilien Anlagen AG	173,521	5,791,808
IMMOFINANZ AG	2,304,159	5,990,592

		11,782,400

BELGIUM — 0.2%
Cofinimmo SA REIT	46,606	6,041,360

BRAZIL — 0.3%
BR Malls Participacoes SA	2,073,121	7,266,777

CANADA — 1.4%
Artis Real Estate Investment Trust	173,554	1,829,435
Boardwalk Real Estate Investment Trust	53,836	1,848,610
Canadian Apartment Properties REIT	163,012	4,697,224
Canadian Real Estate Investment Trust	86,188	3,356,602
Dream Office Real Estate Investment Trust	84,625	1,532,669
First Capital Realty, Inc. (c)	393,638	6,213,328
H&R Real Estate Investment Trust	336,998	5,497,047
RioCan Real Estate Investment Trust	375,552	6,886,212
SmartCentres Real Estate Investment Trust	153,793	3,472,495

		35,333,622

FRANCE — 4.3%
Fonciere Des Regions REIT	127,354	14,041,554
Gecina SA REIT	114,627	19,891,441
Klepierre SA REIT	494,061	19,899,592
Mercialys SA REIT	132,805	2,549,586
Unibail-Rodamco SE REIT	236,676	54,038,275

		110,420,448

See accompanying notes to financial statements.

7

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GERMANY — 1.0%
Deutsche EuroShop AG	120,044	$4,399,558
Grand City Properties SA	250,344	5,979,140
LEG Immobilien AG	149,415	16,784,465

		27,163,163

HONG KONG — 3.3%
Champion REIT	4,881,462	3,476,852
Hang Lung Properties, Ltd.	4,846,018	11,287,184
Hongkong Land Holdings, Ltd.	2,801,000	19,298,890
Hysan Development Co., Ltd.	1,216,731	6,433,793
Link REIT	5,169,682	44,132,958

		84,629,677

ITALY — 0.1%
Beni Stabili SpA SIIQ	2,436,157	2,025,370

JAPAN — 11.9%
Activia Properties, Inc. REIT	1,670	7,451,011
Advance Residence Investment Corp. REIT	3,209	8,134,898
Aeon Mall Co., Ltd.	269,900	5,611,179
AEON REIT Investment Corp.	3,534	3,728,395
Daiwa House REIT Investment Corp.	4,096	9,875,077
Daiwa Office Investment Corp.	743	4,296,615
Frontier Real Estate Investment Corp.	1,194	4,895,007
Fukuoka REIT Corp.	1,930	3,014,321
GLP J - REIT	8,042	8,870,020
Heiwa Real Estate Co., Ltd.	79,000	1,508,688
Hoshino Resorts REIT, Inc.	510	2,680,677
Hulic Co., Ltd.	1,151,300	12,427,761
Hulic Reit, Inc.	2,338	3,561,410
Industrial & Infrastructure Fund Investment Corp. REIT	4,048	4,537,110
Invincible Investment Corp. REIT	9,993	4,594,807
Japan Excellent, Inc.	3,134	4,051,951
Japan Hotel REIT Investment Corp.	9,527	6,736,534
Japan Logistics Fund, Inc. REIT	2,193	4,429,303
Japan Prime Realty Investment Corp. REIT	2,193	7,938,928
Japan Real Estate Investment Corp. REIT	3,116	16,144,015
Japan Rental Housing Investments, Inc.	3,949	3,044,833
Japan Retail Fund Investment Corp. REIT	6,228	12,063,639
Kenedix Office Investment Corp. REIT	961	5,846,422
Kenedix Residential Next Investment Corp.	1,900	2,713,775
Kenedix Retail REIT Corp.	1,217	2,649,135
Leopalace21 Corp.	598,900	4,876,797
MCUBS MidCity Investment Corp.	3,964	2,892,397

See accompanying notes to financial statements.

8

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Mitsui Fudosan Co., Ltd.	2,362,600	$56,249,207
Mori Hills REIT Investment Corp.	3,528	4,465,151
Mori Trust Sogo REIT, Inc.	2,314	3,398,654
Nippon Building Fund, Inc. REIT	3,362	18,588,209
Nippon Prologis REIT, Inc.	5,190	11,229,140
Nomura Real Estate Master Fund, Inc.	9,954	13,824,220
NTT Urban Development Corp.	259,700	3,142,773
Orix JREIT, Inc. REIT	6,373	9,899,573
Premier Investment Corp.	3,156	3,317,732
Tokyu Fudosan Holdings Corp.	1,218,700	8,674,715
Tokyu REIT, Inc.	2,355	3,193,145
United Urban Investment Corp. REIT	7,267	11,356,609
Unizo Holdings Co., Ltd.	54,000	1,310,014

		307,223,847

MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	7,856,870	11,776,589

NETHERLANDS — 0.3%
Eurocommercial Properties NV	118,130	4,875,672
Wereldhave NV (c)	97,344	3,718,458

		8,594,130

PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	27,657,100	17,862,954

ROMANIA — 0.5%
NEPI Rockcastle PLC (c)	1,382,467	13,417,762

SINGAPORE — 2.8%
Ascendas REIT	5,752,020	11,536,500
CapitaLand Commercial Trust	6,230,508	8,695,058
CapitaLand Mall Trust REIT	6,461,104	10,248,681
CapitaLand, Ltd.	6,053,551	16,480,727
Keppel REIT (c)	4,335,612	4,000,679
Mapletree Commercial Trust REIT	4,569,700	5,471,234
Mapletree Industrial Trust	2,904,800	4,496,869
Mapletree Logistics Trust	4,945,073	4,638,481
Suntec Real Estate Investment Trust	5,343,995	7,702,395

		73,270,624

SOUTH AFRICA — 1.3%
Growthpoint Properties, Ltd. REIT	6,589,638	15,800,115
Hyprop Investments, Ltd.	597,804	5,460,015
Redefine Properties, Ltd. REIT	12,636,271	12,360,323

		33,620,453

See accompanying notes to financial statements.

9

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.8%
Inmobiliaria Colonial Socimi SA REIT	765,708	$8,852,039
Martinsa Fadesa SA (a) (b)	178	—
Merlin Properties Socimi SA	793,477	12,139,674

		20,991,713

SWEDEN — 0.8%
Castellum AB (c)	654,891	10,674,001
Fabege AB	334,008	7,210,757
Kungsleden AB	450,307	2,997,637

		20,882,395

SWITZERLAND — 1.0%
PSP Swiss Property AG	96,805	9,421,706
Swiss Prime Site AG (b)	170,147	16,426,577

		25,848,283

THAILAND — 0.3%
Central Pattana PCL NVDR	3,186,300	7,998,866

UNITED KINGDOM — 5.0%
British Land Co. PLC REIT	2,366,553	21,313,119
Capital & Counties Properties PLC	1,787,083	6,818,823
Derwent London PLC	263,535	11,467,688
Grainger PLC	999,171	4,050,731
Great Portland Estates PLC REIT	669,110	6,250,324
Hammerson PLC REIT	1,887,349	14,206,878
Intu Properties PLC REIT	2,075,178	6,046,271
Land Securities Group PLC REIT	1,789,133	23,519,296
Segro PLC REIT	2,367,334	19,965,227
Shaftesbury PLC	584,193	8,047,548
UNITE Group PLC REIT	626,708	6,958,440

		128,644,345

UNITED STATES — 56.9%
Acadia Realty Trust REIT	198,560	4,884,576
Alexandria Real Estate Equities, Inc. REIT	241,141	30,116,099
American Assets Trust, Inc. REIT	99,575	3,326,801
American Campus Communities, Inc. REIT	325,331	12,564,283
American Homes 4 Rent Class A, REIT	598,825	12,024,406
Apartment Investment & Management Co. Class A, REIT	376,125	15,327,094
Apple Hospitality REIT, Inc.	502,774	8,833,739
Ashford Hospitality Prime, Inc. REIT	81,436	791,558
Ashford Hospitality Trust, Inc. REIT	218,546	1,411,807
AvalonBay Communities, Inc. REIT	329,011	54,109,149
Boston Properties, Inc. REIT	367,727	45,311,321

See accompanying notes to financial statements.

10

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Brandywine Realty Trust REIT	415,948	$6,605,254
Brixmor Property Group, Inc. REIT	724,813	11,053,398
Camden Property Trust REIT	220,609	18,570,866
CBL & Associates Properties, Inc. REIT (c)	410,614	1,712,260
Cedar Realty Trust, Inc. REIT	183,980	724,881
Chatham Lodging Trust REIT	106,583	2,041,064
Chesapeake Lodging Trust REIT	144,331	4,013,845
Columbia Property Trust, Inc. REIT	284,545	5,821,791
Corporate Office Properties Trust REIT	239,944	6,197,753
Cousins Properties, Inc. REIT	1,007,167	8,742,210
CubeSmart REIT	433,501	12,224,728
DCT Industrial Trust, Inc. REIT	223,163	12,573,003
DDR Corp. REIT	735,629	5,392,161
DiamondRock Hospitality Co. REIT	475,691	4,966,214
Digital Realty Trust, Inc. REIT	489,526	51,586,250
Douglas Emmett, Inc. REIT	379,338	13,944,465
Duke Realty Corp. REIT	850,151	22,511,998
Easterly Government Properties, Inc. REIT (c)	106,378	2,170,111
EastGroup Properties, Inc. REIT	82,865	6,849,621
Education Realty Trust, Inc. REIT	181,889	5,956,865
Equity Commonwealth REIT (b)	297,626	9,128,189
Equity LifeStyle Properties, Inc. REIT	210,344	18,461,893
Equity Residential REIT	877,338	54,061,568
Essex Property Trust, Inc. REIT	157,353	37,871,720
Extra Space Storage, Inc. REIT	300,152	26,221,279
Federal Realty Investment Trust REIT	174,622	20,275,360
First Industrial Realty Trust, Inc. REIT	285,576	8,347,386
Forest City Realty Trust, Inc. Class A, REIT	634,685	12,858,718
Franklin Street Properties Corp. REIT	256,684	2,158,712
GGP, Inc. REIT	1,498,641	30,662,195
HCP, Inc. REIT	1,118,088	25,973,184
Healthcare Realty Trust, Inc. REIT	299,477	8,298,508
Hersha Hospitality Trust REIT (c)	87,769	1,571,065
Highwoods Properties, Inc. REIT	247,369	10,839,710
Hospitality Properties Trust REIT	391,659	9,924,639
Host Hotels & Resorts, Inc. REIT	1,748,868	32,598,899
Hudson Pacific Properties, Inc. REIT	369,337	12,014,533
Independence Realty Trust, Inc. REIT	196,864	1,807,212
Invitation Homes, Inc. REIT	678,736	15,495,543
JBG SMITH Properties REIT	221,878	7,479,507
Kilroy Realty Corp. REIT	235,597	16,717,963
Kimco Realty Corp. REIT	1,012,595	14,581,368
Kite Realty Group Trust REIT	197,665	3,010,438
LaSalle Hotel Properties REIT	268,926	7,801,543

See accompanying notes to financial statements.

11

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Liberty Property Trust REIT	350,909	$13,941,615
Life Storage, Inc. REIT	110,510	9,229,795
LTC Properties, Inc. REIT	95,595	3,632,610
Macerich Co. REIT	258,008	14,453,608
Mack-Cali Realty Corp. REIT	217,404	3,632,821
Mid-America Apartment Communities, Inc. REIT	270,660	24,695,018
National Storage Affiliates Trust REIT	119,428	2,995,254
NorthStar Realty Europe Corp. REIT	133,930	1,743,769
Paramount Group, Inc. REIT	484,770	6,903,125
Park Hotels & Resorts, Inc. REIT	478,815	12,937,581
Pebblebrook Hotel Trust REIT (c)	163,572	5,618,698
Pennsylvania Real Estate Investment Trust (c)	166,343	1,605,210
Piedmont Office Realty Trust, Inc. Class A, REIT	320,522	5,637,982
Prologis, Inc. REIT	1,270,453	80,025,834
PS Business Parks, Inc. REIT	47,234	5,339,331
Public Storage REIT	357,079	71,555,061
QTS Realty Trust, Inc. Class A, REIT	121,244	4,391,458
Quality Care Properties, Inc. REIT (b)	222,364	4,320,533
Ramco-Gershenson Properties Trust REIT	189,928	2,347,510
Regency Centers Corp. REIT	353,840	20,869,483
Retail Opportunity Investments Corp. REIT (c)	265,249	4,686,950
Retail Properties of America, Inc. Class A, REIT	539,306	6,288,308
Rexford Industrial Realty, Inc. REIT	187,821	5,407,367
RLJ Lodging Trust REIT	419,020	8,145,749
Ryman Hospitality Properties, Inc. REIT	121,706	9,426,130
Saul Centers, Inc. REIT	29,773	1,517,530
Senior Housing Properties Trust REIT	569,607	8,920,046
Seritage Growth Properties Class A, REIT (c)	62,604	2,225,572
Simon Property Group, Inc. REIT	741,662	114,475,530
SL Green Realty Corp. REIT	215,055	20,823,776
Summit Hotel Properties, Inc. REIT	252,408	3,435,273
Sun Communities, Inc. REIT	188,887	17,258,605
Sunstone Hotel Investors, Inc. REIT	540,428	8,225,314
Tanger Factory Outlet Centers, Inc. REIT (c)	225,344	4,957,568
Taubman Centers, Inc. REIT	145,586	8,285,299
Tier REIT, Inc.	114,270	2,111,710
UDR, Inc. REIT	638,643	22,748,464
Universal Health Realty Income Trust REIT	30,374	1,825,477
Urban Edge Properties REIT	251,008	5,359,021
Ventas, Inc. REIT	848,636	42,032,941
Vornado Realty Trust REIT	411,792	27,713,602
Washington Prime Group, Inc. REIT (c)	438,668	2,925,916
Washington Real Estate Investment Trust	186,752	5,098,330
Weingarten Realty Investors REIT	286,404	8,042,224

See accompanying notes to financial statements.

12

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Welltower, Inc. REIT	882,543	$48,036,815
Xenia Hotels & Resorts, Inc. REIT	253,125	4,991,625

		1,471,362,141

TOTAL COMMON STOCKS (Cost $2,519,804,676)		2,573,692,167

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	2,854,482	2,854,482
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	25,171,435	25,171,435

TOTAL SHORT-TERM INVESTMENTS (Cost $28,025,917)		28,025,917

TOTAL INVESTMENTS — 100.6% (Cost $2,547,830,593)		2,601,718,084

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(14,820,924)

NET ASSETS — 100.0%		$2,586,897,160

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

NVDR =Non Voting Depositary Receipt

REIT =Real Estate Investment Trust

See accompanying notes to financial statements.

13

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$147,535,248	$—	$0	(a)	$147,535,248
Austria	11,782,400	—	—		11,782,400
Belgium	6,041,360	—	—		6,041,360
Brazil	7,266,777	—	—		7,266,777
Canada	35,333,622	—	—		35,333,622
France	110,420,448	—	—		110,420,448
Germany	27,163,163	—	—		27,163,163
Hong Kong	84,629,677	—	—		84,629,677
Italy	2,025,370	—	—		2,025,370
Japan	307,223,847	—	—		307,223,847
Mexico	11,776,589	—	—		11,776,589
Netherlands	8,594,130	—	—		8,594,130
Philippines	17,862,954	—	—		17,862,954
Romania	13,417,762	—	—		13,417,762
Singapore	73,270,624	—	—		73,270,624
South Africa	33,620,453	—	—		33,620,453
Spain	20,991,713	—	0	(a)	20,991,713
Sweden	20,882,395	—	—		20,882,395
Switzerland	25,848,283	—	—		25,848,283
Thailand	7,998,866	—	—		7,998,866
United Kingdom	128,644,345	—	—		128,644,345
United States	1,471,362,141	—	—		1,471,362,141
Short-Term Investments	28,025,917	—	—		28,025,917

TOTAL INVESTMENTS	$2,601,718,084	$—	$0		$2,601,718,084

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

See accompanying notes to financial statements.

14

SPDR DOW JONES GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,970,115	$3,970,115	$110,230,236	$111,345,869	$—	$—	2,854,482	$2,854,482	$34,687
State Street Navigator Securities Lending Government Money Market Portfolio	22,923,440	22,923,440	236,112,790	233,864,795	—	—	25,171,435	25,171,435	101,601

Total		$26,893,555	$346,343,026	$345,210,664	$—	$—		$28,025,917	$136,288

See accompanying notes to financial statements.

15

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 13.3%
BGP Holdings PLC (a) (b)	32,410,441	$—
BWP Trust REIT	3,643,532	8,440,209
Charter Hall Retail REIT	2,482,874	7,332,281
Dexus REIT	7,502,003	53,631,113
Goodman Group REIT	11,917,483	77,061,203
GPT Group REIT	13,341,046	48,505,601
Investa Office Fund REIT	3,754,925	12,413,728
Scentre Group REIT	39,593,025	116,316,446
Vicinity Centres REIT	23,884,856	44,153,317
Westfield Corp. REIT	14,214,334	92,894,452

		460,748,350

AUSTRIA — 1.1%
CA Immobilien Anlagen AG	542,795	18,117,488
IMMOFINANZ AG	7,207,986	18,740,070

		36,857,558

BELGIUM — 0.5%
Cofinimmo SA REIT	145,762	18,894,579

BRAZIL — 0.7%
BR Malls Participacoes SA	6,615,416	23,188,590

CANADA — 3.2%
Artis Real Estate Investment Trust	546,114	5,756,594
Boardwalk Real Estate Investment Trust	169,796	5,830,420
Canadian Apartment Properties REIT	497,934	14,348,069
Canadian Real Estate Investment Trust	266,058	10,361,662
Dream Office Real Estate Investment Trust	272,585	4,936,870
First Capital Realty, Inc.	1,216,038	19,194,395
H&R Real Estate Investment Trust	1,054,268	17,197,018
RioCan Real Estate Investment Trust	1,174,237	21,531,094
SmartCentres Real Estate Investment Trust	482,992	10,905,463

		110,061,585

FRANCE — 10.0%
Fonciere Des Regions REIT	400,309	44,136,506
Gecina SA REIT	357,894	62,106,025
Klepierre SA REIT	1,542,481	62,127,435
Mercialys SA REIT	408,399	7,840,430
Unibail-Rodamco SE REIT (c)	738,618	168,642,542

		344,852,938

See accompanying notes to financial statements.

16

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GERMANY — 2.5%
Deutsche EuroShop AG	380,997	$13,963,366
Grand City Properties SA	782,994	18,700,790
LEG Immobilien AG	466,584	52,413,499

		85,077,655

HONG KONG — 7.6%
Champion REIT	15,347,174	10,931,119
Hang Lung Properties, Ltd.	15,046,755	35,046,403
Hongkong Land Holdings, Ltd.	8,745,500	60,256,495
Hysan Development Co., Ltd.	3,812,846	20,161,450
Link REIT	16,136,855	137,758,404

		264,153,871

ITALY — 0.2%
Beni Stabili SpA SIIQ	7,681,391	6,386,146

JAPAN — 27.7%
Activia Properties, Inc. REIT	5,200	23,200,752
Advance Residence Investment Corp. REIT	10,021	25,403,494
Aeon Mall Co., Ltd.	843,740	17,541,224
AEON REIT Investment Corp. (c)	11,267	11,886,764
Daiwa House REIT Investment Corp.	12,789	30,833,094
Daiwa Office Investment Corp.	2,303	13,317,771
Frontier Real Estate Investment Corp.	3,686	15,111,387
Fukuoka REIT Corp. (c)	6,015	9,394,372
GLP J - REIT	25,132	27,719,639
Heiwa Real Estate Co., Ltd.	250,300	4,780,059
Hoshino Resorts REIT, Inc. (c)	1,583	8,320,611
Hulic Co., Ltd.	3,596,390	38,821,398
Hulic Reit, Inc.	7,441	11,334,669
Industrial & Infrastructure Fund Investment Corp. REIT	12,759	14,300,638
Invincible Investment Corp. REIT	31,322	14,401,935
Japan Excellent, Inc.	9,720	12,566,996
Japan Hotel REIT Investment Corp.	29,794	21,067,314
Japan Logistics Fund, Inc. REIT	6,862	13,859,498
Japan Prime Realty Investment Corp. REIT	6,854	24,812,318
Japan Real Estate Investment Corp. REIT	9,734	50,431,913
Japan Rental Housing Investments, Inc.	12,098	9,328,030
Japan Retail Fund Investment Corp. REIT	19,464	37,701,777
Kenedix Office Investment Corp. REIT	3,045	18,524,824
Kenedix Residential Next Investment Corp.	5,871	8,385,566
Kenedix Retail REIT Corp.	3,766	8,197,734
Leopalace21 Corp.	1,879,200	15,302,183
MCUBS MidCity Investment Corp.	12,272	8,954,464

See accompanying notes to financial statements.

17

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Mitsui Fudosan Co., Ltd.	7,373,400	$175,547,238
Mori Hills REIT Investment Corp.	11,068	14,008,019
Mori Trust Sogo REIT, Inc.	7,152	10,504,395
Nippon Building Fund, Inc. REIT	10,499	58,048,068
Nippon Prologis REIT, Inc.	16,194	35,037,512
Nomura Real Estate Master Fund, Inc.	31,087	43,173,953
NTT Urban Development Corp.	803,031	9,717,921
Orix JREIT, Inc. REIT	19,912	30,930,535
Premier Investment Corp.	9,967	10,477,768
Tokyu Fudosan Holdings Corp.	3,808,600	27,109,640
Tokyu REIT, Inc.	7,232	9,805,871
United Urban Investment Corp. REIT	22,706	35,484,130
Unizo Holdings Co., Ltd. (c)	171,100	4,150,804

		959,496,278

MEXICO — 1.0%
Fibra Uno Administracion SA de CV REIT	24,405,275	36,580,838

NETHERLANDS — 0.8%
Eurocommercial Properties NV	368,731	15,218,923
Wereldhave NV (c)	297,307	11,356,876

		26,575,799

PHILIPPINES — 1.6%
SM Prime Holdings, Inc.	85,875,400	55,464,539

ROMANIA — 1.2%
NEPI Rockcastle PLC	4,294,860	41,684,473

SINGAPORE — 6.6%
Ascendas REIT	17,845,268	35,791,242
CapitaLand Commercial Trust	19,298,229	26,931,869
CapitaLand Mall Trust REIT	20,026,447	31,766,194
CapitaLand, Ltd.	18,903,097	51,463,476
Keppel REIT (c)	13,312,953	12,284,506
Mapletree Commercial Trust REIT	14,110,700	16,894,531
Mapletree Industrial Trust	9,092,500	14,075,936
Mapletree Logistics Trust (c)	15,436,902	14,479,821
Suntec Real Estate Investment Trust	16,601,776	23,928,435

		227,616,010

SOUTH AFRICA — 3.0%
Growthpoint Properties, Ltd. REIT	20,564,270	49,307,388
Hyprop Investments, Ltd.	1,844,337	16,845,165
Redefine Properties, Ltd. REIT	39,470,399	38,608,454

		104,761,007

See accompanying notes to financial statements.

18

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 1.9%
Inmobiliaria Colonial Socimi SA REIT	2,393,023	$27,664,768
Martinsa Fadesa SA (a) (b)	35,998	—
Merlin Properties Socimi SA	2,478,652	37,921,738

		65,586,506

SWEDEN — 1.9%
Castellum AB (c)	2,030,063	33,087,787
Fabege AB	1,044,139	22,541,473
Kungsleden AB	1,416,579	9,429,990

		65,059,250

SWITZERLAND — 2.3%
PSP Swiss Property AG	299,878	29,186,121
Swiss Prime Site AG (b)	531,332	51,296,620

		80,482,741

THAILAND — 0.7%
Central Pattana PCL NVDR	10,000,859	25,106,090

UNITED KINGDOM — 11.6%
British Land Co. PLC REIT	7,388,670	66,542,184
Capital & Counties Properties PLC (c)	5,587,721	21,320,598
Derwent London PLC	823,470	35,833,178
Grainger PLC	3,143,780	12,745,173
Great Portland Estates PLC REIT	2,091,839	19,540,383
Hammerson PLC REIT	5,894,549	44,370,774
Intu Properties PLC REIT (c)	6,489,755	18,908,651
Land Securities Group PLC REIT	5,585,587	73,426,109
Segro PLC REIT	7,391,359	62,336,013
Shaftesbury PLC	1,825,998	25,154,028
UNITE Group PLC REIT	1,955,757	21,715,087

		401,892,178

TOTAL COMMON STOCKS (Cost $3,228,755,776)		3,440,526,981

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	2,870,583	2,870,583

See accompanying notes to financial statements.

19

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	166,351,563	$166,351,563

TOTAL SHORT-TERM INVESTMENTS (Cost $169,222,146)		169,222,146

TOTAL INVESTMENTS — 104.3% (Cost $3,397,977,922)		3,609,749,127

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(149,601,492)

NET ASSETS — 100.0%		$3,460,147,635

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

NVDR =Non Voting Depositary Receipt

REIT =Real Estate Investment Trust

See accompanying notes to financial statements.

20

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$460,748,350	$—	$0	(a)	$460,748,350
Austria	36,857,558	—	—		36,857,558
Belgium	18,894,579	—	—		18,894,579
Brazil	23,188,590	—	—		23,188,590
Canada	110,061,585	—	—		110,061,585
France	344,852,938	—	—		344,852,938
Germany	85,077,655	—	—		85,077,655
Hong Kong	264,153,871	—	—		264,153,871
Italy	6,386,146	—	—		6,386,146
Japan	959,496,278	—	—		959,496,278
Mexico	36,580,838	—	—		36,580,838
Netherlands	26,575,799	—	—		26,575,799
Philippines	55,464,539	—	—		55,464,539
Romania	41,684,473	—	—		41,684,473
Singapore	227,616,010	—	—		227,616,010
South Africa	104,761,007	—	—		104,761,007
Spain	65,586,506	—	0	(a)	65,586,506
Sweden	65,059,250	—	—		65,059,250
Switzerland	80,482,741	—	—		80,482,741
Thailand	25,106,090	—	—		25,106,090
United Kingdom	401,892,178	—	—		401,892,178
Short-Term Investments	169,222,146	—	—		169,222,146

TOTAL INVESTMENTS	$3,609,749,127	$—	$0		$3,609,749,127

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

See accompanying notes to financial statements.

21

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,755,745	$3,755,745	$108,670,837	$109,555,999	$—	$—	2,870,583	$2,870,583	$23,099
State Street Navigator Securities Lending Government Money Market Portfolio	60,686,836	60,686,836	515,632,774	409,968,047	—	—	166,351,563	166,351,563	253,058

Total		$64,442,581	$624,303,611	$519,524,046	$—	$—		$169,222,146	$276,157

See accompanying notes to financial statements.

22

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
Other Security	1,728,000	$1,217,568

AIR FREIGHT & LOGISTICS — 0.2%
Other Securities	947,794	2,308,183

AIRLINES — 0.4%
Other Securities	4,414,000	4,565,042

AUTO COMPONENTS — 0.5%
Other Securities	2,384,000	5,429,838

AUTOMOBILES — 2.3%
Geely Automobile Holdings, Ltd.	3,254,000	9,370,233
Other Securities	12,402,637	17,386,838

		26,757,071

BANKS — 15.4%
Agricultural Bank of China, Ltd. Class H	17,007,000	9,664,669
Bank of China, Ltd. Class H	47,648,700	25,620,518
Bank of Communications Co., Ltd. Class H	14,645,824	11,476,602
China CITIC Bank Corp., Ltd. Class H	7,176,471	4,901,174
China Construction Bank Corp. Class H	66,318,623	68,107,501
China Merchants Bank Co., Ltd. Class H	2,452,235	10,045,406
China Minsheng Banking Corp., Ltd. Class H	4,654,800	4,525,327
Industrial & Commercial Bank of China, Ltd. Class H	48,386,789	41,492,182
Other Securities	7,535,000	5,004,352

		180,837,731

BEVERAGES — 0.5%
China Resources Beer Holdings Co., Ltd.	1,053,667	4,564,642
Other Securities	1,674,000	1,691,667

		6,256,309

BIOTECHNOLOGY — 0.6%
BeiGene, Ltd. ADR (a)	26,792	4,501,056
Other Securities	571,698	2,216,790

		6,717,846

BUILDING PRODUCTS — 0.0% (b)
Other Security	356,000	270,800

CAPITAL MARKETS — 1.6%
Other Securities	27,157,994	18,482,010

CHEMICALS — 0.2%
China Lumena New Materials Corp. (a) (c) (d)	3,564,548	—

See accompanying notes to financial statements.

23

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Other Securities	5,387,999	$2,603,944

		2,603,944

COMMERCIAL SERVICES & SUPPLIES — 0.8%
China Evergrande Group (a) (c)	2,151,600	6,771,469
Other Securities	2,084,600	2,912,843

		9,684,312

COMMUNICATIONS EQUIPMENT — 0.4%
China Fiber Optic Network System Group, Ltd. (a) (d)	1,131,600	—
Other Securities	4,208,607	4,386,096

		4,386,096

CONSTRUCTION & ENGINEERING — 0.8%
Other Securities	15,180,269	9,676,374

CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class H	851,500	4,638,154
China Shanshui Cement Group, Ltd. (a) (c) (d)	1,896,000	90,593
Other Securities	4,874,363	4,059,840

		8,788,587

CONSUMER FINANCE — 0.2%
Other Securities	18,832,900	2,330,643

CONTAINERS & PACKAGING — 0.1%
Other Securities	9,961,714	615,628

DISTRIBUTORS — 0.0% (b)
Other Securities	11,593,000	584,472

DIVERSIFIED CONSUMER SERVICES — 1.4%
New Oriental Education & Technology Group, Inc. ADR	86,975	7,623,359
TAL Education Group ADR	189,262	7,019,728
Other Securities	1,179,000	1,327,938

		15,971,025

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Security	1,161,000	1,227,820

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
China Telecom Corp., Ltd. Class H	9,424,951	4,155,082
China Unicom Hong Kong, Ltd. (a)	3,855,805	4,863,788
Other Securities	3,348,600	1,640,604

		10,659,474

ELECTRICAL EQUIPMENT — 0.3%
Other Securities	7,640,456	3,625,328

See accompanying notes to financial statements.

24

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
AAC Technologies Holdings, Inc.	466,745	$8,421,071
Anxin-China Holdings, Ltd. (a ) (d)	3,068,000	—
Sunny Optical Technology Group Co., Ltd.	429,000	7,920,454
Other Securities	7,003,681	4,875,216

		21,216,741

ENERGY EQUIPMENT & SERVICES — 0.1%
Other Securities	4,145,900	1,706,878

FOOD & STAPLES RETAILING — 0.1%
Other Security	1,439,000	1,674,002

FOOD PRODUCTS — 1.9%
China Huishan Dairy Holdings Co., Ltd. (a) (c) (d)	2,729,000	—
China Mengniu Dairy Co., Ltd.	1,839,220	6,303,915
WH Group, Ltd. (e)	4,820,106	5,134,371
Other Securities	16,449,277	10,254,837

		21,693,123

GAS UTILITIES — 0.7%
China Gas Holdings, Ltd.	1,500,000	5,456,595
Other Securities	2,261,000	2,369,218

		7,825,813

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Other Securities	2,387,000	1,369,279

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Other Securities	1,902,200	6,270,447

HOTELS, RESTAURANTS & LEISURE — 1.3%
Yum China Holdings, Inc.	243,244	10,094,626
Other Securities	34,057,038	4,597,634

		14,692,260

HOUSEHOLD DURABLES — 0.4%
Other Securities	2,951,423	4,459,137

HOUSEHOLD PRODUCTS — 0.1%
Other Security	434,000	764,227

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.0%
Other Securities	28,196,508	11,877,650

INDUSTRIAL CONGLOMERATES — 0.8%
CITIC, Ltd.	4,282,000	5,990,643
Other Securities	749,500	3,077,545

		9,068,188

See accompanying notes to financial statements.

25

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
INSURANCE — 5.6%
China Life Insurance Co., Ltd. Class H	4,771,040	$13,130,801
China Pacific Insurance Group Co., Ltd. Class H	1,584,200	7,095,120
PICC Property & Casualty Co., Ltd. Class H	2,998,858	5,250,094
Ping An Insurance Group Co. of China, Ltd. Class H (c)	3,140,100	31,927,931
Other Securities	6,188,665	7,637,825

		65,041,771

INTERNET & CATALOG RETAIL — 3.0%
Ctrip.com International, Ltd. ADR (a)	241,421	11,255,047
JD.com, Inc. ADR (a)	496,240	20,092,757
Other Security	227,874	3,787,266

		35,135,070

INTERNET SOFTWARE & SERVICES — 32.4%
58.com, Inc. ADR (a)	50,383	4,023,586
Alibaba Group Holding, Ltd. ADR (a)	709,906	130,296,147
Baidu, Inc. ADR (a)	169,905	37,921,097
NetEase, Inc. ADR	46,342	12,993,833
SINA Corp. (a)	43,184	4,502,796
Tencent Holdings, Ltd.	3,383,615	176,589,670
Other Securities	581,340	13,484,896

		379,812,025

IT SERVICES — 0.4%
Other Securities	6,105,000	4,824,863

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Other Securities	552,500	2,475,877

MACHINERY — 1.1%
Other Securities	12,401,230	13,254,109

MARINE — 0.2%
Other Securities	5,127,475	2,259,293

MEDIA — 0.1%
Other Securities	9,829,700	1,292,728

METALS & MINING — 1.0%
China Metal Recycling Holdings, Ltd. (a) (c) (d)	268,085	—
Other Securities	24,223,667	11,752,751

		11,752,751

MULTILINE RETAIL — 0.1%
Other Securities	2,145,120	797,583

OIL, GAS & CONSUMABLE FUELS — 4.2%
China Petroleum & Chemical Corp. Class H	16,016,640	14,060,962

See accompanying notes to financial statements.

26

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Shenhua Energy Co., Ltd. Class H	2,179,200	$5,414,472
CNOOC, Ltd.	10,459,174	15,405,636
PetroChina Co., Ltd. Class H	13,430,930	9,223,999
Other Securities	8,481,313	5,585,951

		49,691,020

PAPER & FOREST PRODUCTS — 0.3%
Other Securities	2,907,000	3,633,714

PERSONAL PRODUCTS — 0.4%
Hengan International Group Co., Ltd.	518,500	4,802,945

PHARMACEUTICALS — 1.9%
China Animal Healthcare, Ltd. (a)(c)(d)	763,600	—
CSPC Pharmaceutical Group, Ltd.	2,280,000	6,057,108
Hua Han Health Industry Holdings, Ltd. (a) (c) (d)	3,728,400	188,836
Sino Biopharmaceutical, Ltd.	3,113,000	6,108,355
Other Securities	8,142,632	10,021,669

		22,375,968

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.8%
China Overseas Land & Investment, Ltd.	2,703,862	9,388,051
China Resources Land, Ltd.	1,926,555	7,008,288
China Vanke Co., Ltd. Class H	891,664	4,067,323
Country Garden Holdings Co., Ltd.	4,365,500	8,988,759
Sunac China Holdings, Ltd. (c)	1,273,300	4,915,840
Other Securities	56,669,301	33,513,037

		67,881,298

ROAD & RAIL — 0.2%
Other Securities	2,687,300	1,850,484

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Hanergy Thin Film Power Group, Ltd. (a) (c) (d)	17,589,376	—
Other Securities	12,533,112	4,766,254

		4,766,254

SOFTWARE — 0.4%
Other Securities	4,543,910	4,266,305

SPECIALTY RETAIL — 0.3%
Other Securities	12,093,248	3,319,621

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Coolpad Group, Ltd. (a) (d)	2,629,400	120,610
Other Securities	5,851,500	3,709,000

		3,829,610

See accompanying notes to financial statements.

27

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
TEXTILES,APPAREL & LUXURY GOODS — 0.9%
Shenzhou International Group Holdings, Ltd.	429,000	$4,517,774
Other Securities	9,386,868	6,306,797

		10,824,571

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
Other Securities	7,424,000	319,397

TRANSPORTATION INFRASTRUCTURE — 1.0%
Other Securities	12,200,698	11,698,270

WATER UTILITIES — 0.5%
Other Securities	8,066,400	5,741,048

WIRELESS TELECOMMUNICATION SERVICES — 2.8%
China Mobile, Ltd.	3,520,504	32,274,539

TOTAL COMMON STOCKS (Cost $902,099,523)		1,169,534,960

SHORT-TERM INVESTMENTS — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	18,667,846	18,667,846
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (h)	2,369,667	2,369,667

TOTAL SHORT-TERM INVESTMENTS (Cost $21,037,513)		21,037,513

TOTAL INVESTMENTS — 101.7% (Cost $923,137,036)		1,190,572,473

OTHER ASSETS — (1.7)%		(19,767,962)

NET ASSETS — 100.0%		$1,170,804,511

See accompanying notes to financial statements.

28

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $400,039, representing less than 0.05% of the Fund’s net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.0% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.

ADR= American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,217,568	$—	$—		$1,217,568
Air Freight & Logistics	2,308,183	—	—		2,308,183
Airlines	4,565,042	—	—		4,565,042
Auto Components	5,429,838	—	—		5,429,838
Automobiles	26,757,071	—	—		26,757,071
Banks	180,837,731	—	—		180,837,731
Beverages	6,256,309	—	—		6,256,309
Biotechnology	6,717,846	—	—		6,717,846
Building Products	270,800	—	—		270,800
Capital Markets	18,482,010	—	—		18,482,010
Chemicals	2,603,944	—	0	(a)	2,603,944
Commercial Services & Supplies	9,684,312	—	—		9,684,312

See accompanying notes to financial statements.

29

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Communications Equipment	$4,386,096	$—	$0	(a)	$4,386,096
Construction & Engineering	9,676,374	—	—		9,676,374
Construction Materials	8,697,994	—	90,593		8,788,587
Consumer Finance	2,330,643	—	—		2,330,643
Containers & Packaging	615,628	—	—		615,628
Distributors	584,472	—	—		584,472
Diversified Consumer Services	15,971,025	—	—		15,971,025
Diversified Financial Services	1,227,820	—	—		1,227,820
Diversified Telecommunication Services	10,659,474	—	—		10,659,474
Electrical Equipment	3,586,500	38,828	—		3,625,328
Electronic Equipment, Instruments & Components	21,216,741	—	0	(a)	21,216,741
Energy Equipment & Services	1,706,878	—	—		1,706,878
Food & Staples Retailing	1,674,002	—	—		1,674,002
Food Products	21,693,123	—	0	(a)	21,693,123
Gas Utilities	7,825,813	—	—		7,825,813
Health Care Equipment & Supplies	1,369,279	—	—		1,369,279
Health Care Providers & Services	6,270,447	—	—		6,270,447
Hotels, Restaurants & Leisure	14,692,260	—	—		14,692,260
Household Durables	4,459,137	—	—		4,459,137
Household Products	764,227	—	—		764,227
Independent Power Producers & Energy Traders	11,877,650	—	—		11,877,650
Industrial Conglomerates	9,068,188	—	—		9,068,188
Insurance	65,041,771	—	—		65,041,771
Internet & Catalog Retail	35,135,070	—	—		35,135,070
Internet Software & Services	379,812,025	—	—		379,812,025
IT Services	4,824,863	—	—		4,824,863
Life Sciences Tools & Services	2,475,877	—	—		2,475,877
Machinery	13,254,109	—	—		13,254,109
Marine	2,259,293	—	—		2,259,293
Media	1,292,728	—	—		1,292,728
Metals & Mining	11,752,751	—	0	(a)	11,752,751
Multiline Retail	797,583	—	—		797,583
Oil, Gas & Consumable Fuels	49,691,020	—	—		49,691,020
Paper & Forest Products	3,633,714	—	—		3,633,714
Personal Products	4,802,945	—	—		4,802,945
Pharmaceuticals	22,187,132	—	188,836		22,375,968
Real Estate Management & Development	67,881,298	—	—		67,881,298
Road & Rail	1,850,484	—	—		1,850,484
Semiconductors & Semiconductor Equipment	4,766,254	—	0	(a)	4,766,254

See accompanying notes to financial statements.

30

SPDR S&P CHINA ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Software	$4,266,305	$—	$—	$4,266,305
Specialty Retail	3,319,621	—	—	3,319,621
Technology Hardware, Storage & Peripherals	3,709,000	—	120,610	3,829,610
Textiles, Apparel & Luxury Goods	10,824,571	—	—	10,824,571
Trading Companies & Distributors	319,397	—	—	319,397
Transportation Infrastructure	11,698,270	—	—	11,698,270
Water Utilities	5,741,048	—	—	5,741,048
Wireless Telecommunication Services	32,274,539	—	—	32,274,539
Short-Term Investments	21,037,513	—	—	21,037,513

TOTAL INVESTMENTS	$1,190,133,606	$38,828	$400,039	$1,190,572,473

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,785,729	$2,785,729	$54,675,652	$55,091,714	$—	$—	2,369,667	$2,369,667	$17,272
State Street Navigator Securities Lending Government Money Market Portfolio	22,187,451	22,187,451	62,355,765	65,875,370	—	—	18,667,846	18,667,846	416,932

Total		$24,973,180	$117,031,417	$120,967,084	$—	$—		$21,037,513	$434,204

See accompanying notes to financial statements.

31

SPDR S&P GLOBAL NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 8.4%
Amcor, Ltd.	2,591,769	$28,170,192
BHP Billiton, Ltd.	2,796,699	60,516,316
Fortescue Metals Group, Ltd.	1,480,928	4,918,645
Newcrest Mining, Ltd.	664,444	9,968,984
South32, Ltd.	4,541,902	11,218,048
Woodside Petroleum, Ltd.	367,501	8,242,512

		123,034,697

AUSTRIA — 0.4%
Voestalpine AG	95,939	5,022,861

BRAZIL — 3.9%
Fibria Celulose SA ADR	506,903	9,884,608
Petroleo Brasileiro SA ADR (a)	584,712	8,267,828
Vale SA ADR (b)	3,040,331	38,673,010

		56,825,446

CANADA — 10.2%
Barrick Gold Corp.	1,015,117	12,638,206
Canadian Natural Resources, Ltd.	425,892	13,378,806
Franco-Nevada Corp. (b)	161,657	11,021,641
Goldcorp, Inc.	754,790	10,415,136
Imperial Oil, Ltd. (b)	98,705	2,612,228
Nutrien, Ltd. (b)	1,443,811	68,234,501
Suncor Energy, Inc.	652,907	22,530,799
Wheaton Precious Metals Corp.	385,065	7,840,183

		148,671,500

CHILE — 0.3%
Antofagasta PLC	300,346	3,880,407

CHINA — 0.6%
CNOOC, Ltd.	6,314,000	9,300,083

COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	90,476	1,748,901

FINLAND — 4.6%
Stora Enso Oyj Class R (b)	1,277,461	23,448,458
UPM-Kymmene Oyj (b)	1,192,983	44,162,439

		67,610,897

FRANCE — 3.9%
TOTAL SA	994,378	56,414,048

See accompanying notes to financial statements.

32

SPDR S&P GLOBAL NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GERMANY — 1.4%
KS AG (b)	427,231	$12,316,085
ThyssenKrupp AG	335,963	8,755,374

		21,071,459

HONG KONG — 0.4%
Nine Dragons Paper Holdings, Ltd.	3,797,000	5,679,801

IRELAND — 1.5%
Smurfit Kappa Group PLC	530,142	21,463,688

ITALY — 1.2%
Eni SpA	1,004,564	17,652,302

JAPAN — 3.5%
JFE Holdings, Inc.	502,800	10,011,086
Nippon Steel & Sumitomo Metal Corp.	769,100	16,690,953
Oji Holdings Corp.	2,264,000	14,433,399
Sumitomo Metal Mining Co., Ltd. (b)	242,200	9,849,694

		50,985,132

LUXEMBOURG — 1.2%
ArcelorMittal (a)	548,174	17,326,221

MEXICO — 0.2%
Fresnillo PLC	165,998	2,953,854

NETHERLANDS — 4.1%
OCI NV (a)(b)	143,177	3,302,498
Royal Dutch Shell PLC Class A	1,792,507	56,162,001

		59,464,499

NORWAY — 2.3%
Norsk Hydro ASA	1,188,625	6,956,778
Statoil ASA	431,712	10,153,627
Yara International ASA	392,977	16,573,114

		33,683,519

PERU — 0.3%
Southern Copper Corp. (b)	74,032	4,011,054

RUSSIA — 3.3%
Gazprom PJSC ADR	2,604,020	12,671,161
LUKOIL PJSC ADR	187,118	12,892,430
MMC Norilsk Nickel PJSC ADR	592,298	10,978,244
Novatek PJSC GDR	35,784	4,902,408
Novolipetsk Steel PJSC GDR	86,393	2,151,186
Rosneft Oil Co. PJSC GDR	466,844	2,559,238

See accompanying notes to financial statements.

33

SPDR S&P GLOBAL NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Severstal PJSC GDR	158,507	$2,391,871

		48,546,538

SINGAPORE — 1.6%
Golden Agri-Resources, Ltd.	14,997,768	4,003,065
Wilmar International, Ltd.	8,048,019	19,517,044

		23,520,109

SOUTH AFRICA — 1.5%
Mondi PLC	823,799	22,130,223

SOUTH KOREA — 1.9%
Korea Zinc Co., Ltd.	10,997	4,972,844
POSCO ADR (a)	263,948	20,812,300
POSCO	4,195	1,326,311

		27,111,455

SPAIN — 0.6%
Repsol SA	492,023	8,722,728

SWITZERLAND — 3.6%
Glencore PLC (a)	10,573,706	52,478,428

UNITED KINGDOM — 8.0%
Anglo American PLC (b)	1,228,106	28,615,493
BP PLC	7,789,979	52,371,397
DS Smith PLC	2,395,361	15,813,160
Rio Tinto, Ltd.	359,060	20,022,814

		116,822,864

UNITED STATES — 30.4%
Anadarko Petroleum Corp.	106,045	6,406,178
Archer-Daniels-Midland Co.	486,325	21,091,915
Avery Dennison Corp.	76,491	8,127,169
Baker Hughes a GE Co.	82,284	2,285,027
Bunge, Ltd.	121,670	8,996,280
CF Industries Holdings, Inc.	201,814	7,614,442
Chevron Corp.	368,992	42,079,848
ConocoPhillips	231,720	13,738,679
Devon Energy Corp.	101,154	3,215,686
EOG Resources, Inc.	112,504	11,843,296
Exxon Mobil Corp.	824,649	61,527,062
FMC Corp.	116,194	8,896,975
Freeport-McMoRan, Inc. (a)	1,176,922	20,678,519
Halliburton Co.	170,000	7,979,800
Ingredion, Inc.	62,154	8,012,894
International Paper Co.	359,140	19,188,850

See accompanying notes to financial statements.

34

SPDR S&P GLOBAL NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Monsanto Co.	381,722	$44,543,140
Mosaic Co.	302,505	7,344,821
Newmont Mining Corp.	464,245	18,138,052
Nucor Corp.	276,767	16,907,696
Occidental Petroleum Corp.	149,052	9,682,418
Packaging Corp. of America	81,648	9,201,730
Phillips 66	81,374	7,805,394
Pioneer Natural Resources Co.	33,200	5,703,096
Rayonier, Inc. REIT	111,608	3,926,369
Schlumberger, Ltd.	269,363	17,449,335
Sealed Air Corp.	156,100	6,679,519
Valero Energy Corp.	85,006	7,886,007
WestRock Co.	220,316	14,137,678
Weyerhaeuser Co. REIT	656,298	22,970,430

		444,058,305

TOTAL COMMON STOCKS (Cost $1,318,671,533)		1,450,191,019

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	2,904,677	2,904,677
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	48,214,731	48,214,731

TOTAL SHORT-TERM INVESTMENTS (Cost $51,119,408)		51,119,408

TOTAL INVESTMENTS — 102.9% (Cost $1,369,790,941)		1,501,310,427

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(42,087,057)

NET ASSETS — 100.0%		$1,459,223,370

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

GDR =Global Depositary Receipt

REIT =Real Estate Investment Trust

See accompanying notes to financial statements.

35

SPDR S&P GLOBAL NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$123,034,697	$—	$—	$123,034,697
Austria	5,022,861	—	—	5,022,861
Brazil	56,825,446	—	—	56,825,446
Canada	148,671,500	—	—	148,671,500
Chile	3,880,407	—	—	3,880,407
China	9,300,083	—	—	9,300,083
Colombia	1,748,901	—	—	1,748,901
Finland	67,610,897	—	—	67,610,897
France	56,414,048	—	—	56,414,048
Germany	21,071,459	—	—	21,071,459
Hong Kong	5,679,801	—	—	5,679,801
Ireland	21,463,688	—	—	21,463,688
Italy	17,652,302	—	—	17,652,302
Japan	50,985,132	—	—	50,985,132
Luxembourg	17,326,221	—	—	17,326,221
Mexico	2,953,854	—	—	2,953,854
Netherlands	59,464,499	—	—	59,464,499
Norway	33,683,519	—	—	33,683,519
Peru	4,011,054	—	—	4,011,054
Russia	48,546,538	—	—	48,546,538
Singapore	23,520,109	—	—	23,520,109
South Africa	22,130,223	—	—	22,130,223
South Korea	27,111,455	—	—	27,111,455
Spain	8,722,728	—	—	8,722,728
Switzerland	52,478,428	—	—	52,478,428
United Kingdom	116,822,864	—	—	116,822,864
United States	444,058,305	—	—	444,058,305
Short-Term Investments	51,119,408	—	—	51,119,408

TOTAL INVESTMENTS	$1,501,310,427	$—	$—	$1,501,310,427

See accompanying notes to financial statements.

36

SPDR S&P GLOBAL NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	799,218	$799,218	$81,266,301	$79,160,842	$—	$—	2,904,677	$2,904,677	$24,103
State Street Navigator Securities Lending Government Money Market Portfolio	27,454,617	27,454,617	294,870,997	274,110,883	—	—	48,214,731	48,214,731	183,019

Total		$28,253,835	$376,137,298	$353,271,725	$—	$—		$51,119,408	$207,122

See accompanying notes to financial statements.

37

SPDR S&P INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.0%
AUSTRALIA – 6.3%
AET&D Holdings No. 1 Pty, Ltd. (a)(b)	110,316	$—
Arrium, Ltd. (a)(b)(c)	1,727,582	—
Beach Energy, Ltd.	1,532,360	1,428,107
CSR, Ltd.	347,380	1,380,252
InvoCare, Ltd.	201,637	2,009,107
Jacana Minerals, Ltd. (a)(b)(c)	12,051	—
Quintis, Ltd. (a)(b)(c)	148,677	—
Tiger Resources, Ltd. (a)(c)	2,464	—
Other Securities	36,852,966	53,532,436

		58,349,902

AUSTRIA – 0.3%
Other Securities	112,651	2,903,419

BELGIUM – 1.4%
Ablynx NV (c)	37,391	2,050,026
Barco NV	18,725	2,302,895
Tessenderlo Group SA (c)	40,793	1,708,264
Other Securities	639,382	6,628,421

		12,689,606

CANADA – 7.9%
Aurora Cannabis, Inc. (b)(c)	213,479	1,539,930
Canopy Growth Corp. (b)(c)	97,308	2,540,537
Colliers International Group, Inc.	30,939	2,146,352
Colossus Minerals, Inc. (a)(c)	390	—
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
Great Basin Gold, Ltd. (a)(c)	266,255	—
Lightstream Resources, Ltd. (a)(c)	64,736	—
Parex Resources, Inc. (c)	97,136	1,365,216
Poseidon Concepts Corp. (a)(c)	43,064	—
Southern Pacific Resource Corp. (a)(c)	281,142	—
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Other Securities	12,914,924	64,963,126

		72,555,161

CHINA – 0.3%
Other Securities	15,804,505	2,677,820

DENMARK – 0.7%
Amagerbanken A/S (a)(c)	308,573	—
OW Bunker A/S (a)(c)	9,828	—
Other Securities	285,124	6,131,667

		6,131,667

See accompanying notes to financial statements.

38

SPDR S&P INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
FINLAND – 0.7%
Ahtium PLC (a)	572,382	$—
Other Securities	693,066	6,544,251

		6,544,251

FRANCE – 2.1%
Other Securities	1,124,517	19,284,098

GERMANY – 3.2%
Indus Holding AG	29,915	2,093,407
Jenoptik AG	80,061	2,827,859
Other Securities	1,126,954	25,008,785

		29,930,051

GREECE – 0.0% (d)
TT Hellenic Postbank SA (a)(c)	129,076	—

HONG KONG – 2.6%
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
HKR International, Ltd. (b)	2,347,259	1,405,670
Peace Mark Holdings, Ltd. (a)(c)	504,228	—
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Other Securities	157,087,310	22,143,140

		23,548,810

INDIA – 0.0% (d)
Other Security	17,109	186,488

IRELAND – 0.8%
Other Securities	2,579,943	7,055,211

ISRAEL – 1.8%
Orbotech, Ltd. (c)	27,030	1,680,725
Other Securities	2,463,129	14,972,760

		16,653,485

ITALY – 1.2%
Other Securities	27,955,516	11,460,844

JAPAN – 36.6%
Awa Bank, Ltd.	254,000	1,647,955
Bank of the Ryukyus, Ltd.	92,020	1,407,772
Doutor Nichires Holdings Co., Ltd.	69,672	1,644,351
Fancl Corp.	40,100	1,461,095
FCC Co., Ltd.	49,128	1,368,285
Fukuoka REIT Corp.	882	1,377,529
Iwatani Corp.	53,000	1,941,091
Japan Logistics Fund, Inc. REIT	661	1,335,052
Kanematsu Corp.	118,299	1,576,208

See accompanying notes to financial statements.

39

SPDR S&P INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Kiyo Bank, Ltd.	94,360	$1,506,566
Makino Milling Machine Co., Ltd.	158,000	1,466,347
Marudai Food Co., Ltd.	324,656	1,544,673
Nakanishi, Inc.	80,040	1,607,573
Nikkon Holdings Co., Ltd. (b)	138,480	3,614,673
Nippon Gas Co., Ltd.	33,400	1,579,709
NIPPON REIT Investment Corp.	605	1,820,404
Premier Investment Corp.	1,506	1,583,176
Rengo Co., Ltd.	235,600	2,022,593
Shima Seiki Manufacturing, Ltd. (b)	26,545	1,837,059
Shimachu Co., Ltd.	45,960	1,456,372
Shochiku Co., Ltd.	20,160	2,832,068
TAKATA Corp. (a)(c)	300	—
Toagosei Co., Ltd.	186,200	2,183,276
Toei Co., Ltd.	14,140	1,497,098
Toho Holdings Co., Ltd. (b)	73,819	1,740,143
Tokai Carbon Co., Ltd.	134,000	1,951,725
Tokuyama Corp. (b)	47,200	1,473,474
Other Securities	20,883,549	292,998,609

		338,474,876

LIECHTENSTEIN – 0.0% (d)
Other Security	1,823	282,131

LUXEMBOURG – 0.1%
Other Security	19,911	539,588

MACAU – 0.1%
Other Security	3,261,740	477,938

MALTA – 0.0% (d)
Other Security	28,235	381,645

NETHERLANDS – 1.4%
Other Securities	1,173,676	13,185,764

NEW ZEALAND – 1.1%
Other Securities	5,362,090	10,130,154

NORWAY – 1.3%
Other Securities	2,974,469	12,153,056

PERU – 0.0% (d)
Other Security	91,708	256,202

PORTUGAL – 0.2%
Altri SGPS SA	215,886	1,439,051
Other Securities	258,350	661,510

		2,100,561

See accompanying notes to financial statements.

40

SPDR S&P INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SINGAPORE – 1.5%
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	$—
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(c)	1,254	—
Other Securities	20,370,383	13,349,673

		13,349,673

SOUTH AFRICA – 0.0% (d)
Other Security	212,460	195,216

SOUTH KOREA – 11.5%
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uSCorp	7,716	1,350,789
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Samsung Engineering Co., Ltd. (c)	99,738	1,731,075
SillaJen, Inc. (c)	33,254	3,341,311
ViroMed Co., Ltd. (c)	8,460	1,754,067
Woojeon Co., Ltd. (a)(c)	7,674	—
Other Securities	6,184,332	97,836,728

		106,013,970

SPAIN – 1.4%
Let’s GOWEX SA (a)(b)(c)	9,561	—
Other Securities	15,692,818	12,982,699

		12,982,699

SWEDEN – 2.9%
Wihlborgs Fastigheter AB	129,933	3,000,554
Other Securities	3,756,320	23,363,976

		26,364,530

SWITZERLAND – 2.2%
Valora Holding AG	5,283	1,804,032
Other Securities	991,325	18,615,364

		20,419,396

UNITED ARAB EMIRATES – 0.0% (d)
Other Securities	125,871	129,037

UNITED KINGDOM – 8.5%
Carillion PLC (a)(b)	8,202	—
Fenner PLC	178,393	1,524,021
J D Wetherspoon PLC	92,793	1,482,637
Senior PLC	451,404	1,903,488
Other Securities	32,750,475	73,373,258

		78,283,404

See accompanying notes to financial statements.

41

SPDR S&P INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
UNITED STATES – 0.9%
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	19,857	$—
Other Securities	2,120,161	8,670,451

		8,670,451

TOTAL COMMON STOCKS (Cost $836,992,633)		914,361,104

WARRANTS - 0.0% (d)
AUSTRALIA – 0.0% (d)
Other Securities	19,387	2,893

FRANCE – 0.0% (d)
Other Securities	2,262	516

SINGAPORE – 0.0% (d)
Other Security	115,305	2,638

TOTAL WARRANTS (Cost $0)		6,047

RIGHTS - 0.0% (d)
ITALY – 0.0% (d)
Other Security	16,859	17,927

SWEDEN – 0.0% (d)
Other Security	51,093	854

UNITED KINGDOM – 0.0% (d)
Other Securities	75,189	372,522

TOTAL RIGHTS (Cost $266,038)		391,303

SHORT-TERM INVESTMENTS - 10.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e)(f)	1,510,725	1,510,725
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	95,964,387	95,964,387

TOTAL SHORT-TERM INVESTMENTS (Cost $97,475,112)		97,475,112

TOTAL INVESTMENTS - 109.6% (Cost $934,733,783)		1,012,233,566

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%		(88,411,858)

NET ASSETS - 100.0%		$923,821,708

See accompanying notes to financial statements.

42

SPDR S&P INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$58,349,902	$0	(a)	$0	(b)	$58,349,902
Austria	2,903,419	—		—		2,903,419
Belgium	12,689,606	—		—		12,689,606
Canada	72,498,781	56,380		0	(b)	72,555,161
China	2,677,820	—		—		2,677,820
Denmark	6,131,667	—		0	(b)	6,131,667
Finland	6,544,251	—		0	(b)	6,544,251
France	19,284,098	—		—		19,284,098
Germany	29,930,051	—		—		29,930,051
Greece	—	—		0	(b)	0
Hong Kong	23,335,653	213,157		0	(b)	23,548,810
India.	186,488	—		—		186,488
Ireland	7,055,211	—		—		7,055,211
Israel	16,653,485	—		—		16,653,485
Italy	11,460,844	—		—		11,460,844

See accompanying notes to financial statements.

43

SPDR S&P INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Japan	$338,474,876	$—	$0	(b)	$338,474,876
Liechtenstein	282,131	—	—		282,131
Luxembourg	539,588	—	—		539,588
Macau	477,938	—	—		477,938
Malta	381,645	—	—		381,645
Netherlands	13,185,764	—	—		13,185,764
New Zealand	10,130,154	—	—		10,130,154
Norway	12,153,056	—	—		12,153,056
Peru	256,202	—	—		256,202
Portugal	2,100,561	—	—		2,100,561
Singapore	13,078,293	271,380	0	(b)	13,349,673
South Africa	195,216	—	—		195,216
South Korea	105,825,744	188,226	0	(b)	106,013,970
Spain	12,982,699	—	0	(b)	12,982,699
Sweden	26,364,530	—	—		26,364,530
Switzerland	20,419,396	—	—		20,419,396
United Arab Emirates	129,037	—	—		129,037
United Kingdom	78,260,663	22,741	0	(b)	78,283,404
United States	8,670,451	—	0	(b)	8,670,451
Warrants
Australia	2,893	—	—		2,893
France	516	—	—		516
Singapore	—	2,638	—		2,638
Rights
Italy	17,927	—	—		17,927
Sweden	854	—	—		854
United Kingdom	372,522	—	—		372,522
Short-Term Investments	97,475,112	—	—		97,475,112

TOTAL INVESTMENTS	$1,011,479,044	$754,522	$0		$1,012,233,566

(a)	Fund held a Level 2 security that was valued at $0 at March 31, 2018.
(b)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

See accompanying notes to financial statements.

44

SPDR S&P INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,500	$73,500	$71,569,182	$70,131,957	$—	$—	1,510,725	$1,510,725	$24,500
State Street Navigator Securities Lending Government Money Market Portfolio	66,029,680	66,029,680	101,110,821	71,176,114	—	—	95,964,387	95,964,387	1,512,147

Total		$66,103,180	$172,680,003	$141,308,071	$—	$—		$97,475,112	$1,536,647

See accompanying notes to financial statements.

45

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CANADA — 34.5%
Agnico Eagle Mines, Ltd.	390,653	$16,423,031
ARC Resources, Ltd. (a)	116,409	1,267,700
Barrick Gold Corp.	1,961,058	24,413,404
Cameco Corp. (a)	130,273	1,183,244
Canadian Natural Resources, Ltd.	356,835	11,209,476
Cenovus Energy, Inc.	335,743	2,856,778
Crescent Point Energy Corp. (a)	179,642	1,220,604
Encana Corp.	320,321	3,520,612
First Quantum Minerals, Ltd.	1,159,193	16,265,116
Franco-Nevada Corp. (a)	312,314	21,293,311
Goldcorp, Inc.	1,458,078	20,119,610
Husky Energy, Inc.	99,275	1,419,919
Imperial Oil, Ltd.	82,757	2,190,164
Kinross Gold Corp. (b)	2,096,817	8,278,300
Lundin Mining Corp.	1,064,525	6,977,108
Nutrien, Ltd. (a)	558,456	26,375,323
Peyto Exploration & Development Corp. (a)	53,898	451,502
PrairieSky Royalty, Ltd. (a)	69,215	1,512,342
Seven Generations Energy, Ltd. Class A (b)	91,048	1,129,934
Suncor Energy, Inc.	544,398	18,786,323
Teck Resources, Ltd. Class B	853,731	21,971,530
Tourmaline Oil Corp.	82,570	1,399,383
Vermilion Energy, Inc. (a)	40,120	1,292,678
West Fraser Timber Co., Ltd.	51,759	3,436,950
Wheaton Precious Metals Corp.	743,835	15,144,983
Yamana Gold, Inc. (a)	1,594,477	4,402,822

		234,542,147

UNITED STATES — 65.4%
Anadarko Petroleum Corp.	180,112	10,880,566
Antero Resources Corp. (b)	70,681	1,403,018
Apache Corp. (a)	125,364	4,824,007
Archer-Daniels-Midland Co.	484,786	21,025,169
Bunge, Ltd.	121,835	9,008,480
Cabot Oil & Gas Corp.	152,269	3,651,411
CF Industries Holdings, Inc.	202,235	7,630,326
Chevron Corp.	618,378	70,519,827
Cimarex Energy Co.	31,392	2,935,152
Concho Resources, Inc. (a)(b)	49,000	7,366,170
ConocoPhillips	393,501	23,330,674
Continental Resources, Inc. (b)	28,367	1,672,235
Devon Energy Corp.	172,944	5,497,890

See accompanying notes to financial statements.

46

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
EOG Resources, Inc.	190,379	$20,041,197
EQT Corp.	80,606	3,829,591
Exxon Mobil Corp.	905,973	67,594,645
FMC Corp.	116,347	8,908,690
Freeport-McMoRan, Inc. (b)	2,263,738	39,773,877
Hess Corp.	88,900	4,500,118
Ingredion, Inc.	62,336	8,036,357
Marathon Oil Corp.	279,652	4,510,787
Monsanto Co.	380,799	44,435,435
Mosaic Co.	303,045	7,357,933
Newmont Mining Corp.	896,834	35,039,304
Noble Energy, Inc.	160,204	4,854,181
Occidental Petroleum Corp.	251,917	16,364,528
Pioneer Natural Resources Co.	56,029	9,624,662

		444,616,230

TOTAL COMMON STOCKS (Cost $580,333,341)		679,158,377

SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	337,289	337,289
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	28,720,522	28,720,522

TOTAL SHORT-TERM INVESTMENTS (Cost $29,057,811)		29,057,811

TOTAL INVESTMENTS — 104.2% (Cost $609,391,152)		708,216,188

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(28,491,254)

NET ASSETS — 100.0%		$679,724,934

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

47

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$234,542,147	$—	$—	$234,542,147
United States	444,616,230	—	—	444,616,230
Short-Term Investments	29,057,811	—	—	29,057,811

TOTAL INVESTMENTS	$708,216,188	$—	$—	$708,216,188

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,488,016	$3,488,016	$32,165,902	$35,316,629	$—	$—	337,289	$337,289	$12,753
State Street Navigator Securities Lending Government Money Market Portfolio	4,770,511	4,770,511	94,529,421	70,579,410	—	—	28,720,522	28,720,522	9,662

Total		$8,258,527	$126,695,323	$105,896,039	$—	$—		$29,057,811	$22,415

See accompanying notes to financial statements.

48

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,573,692,167	$3,440,526,981
Investments in affiliated issuers, at value	28,025,917	169,222,146

Total Investments	2,601,718,084	3,609,749,127
Foreign currency, at value	1,854,624	5,528,593
Cash	733,464	—
Receivable for investments sold	—	35,391,122
Dividends receivable — unaffiliated issuers	11,289,306	17,618,514
Dividends receivable — affiliated issuers	4,846	6,229
Securities lending income receivable — unaffiliated issuers	2,617	4,505
Securities lending income receivable — affiliated issuers	26,617	89,553
Receivable for foreign taxes recoverable	316,993	1,103,859

TOTAL ASSETS	2,615,946,551	3,669,491,502

LIABILITIES
Payable upon return of securities loaned	25,171,435	166,351,563
Payable for investments purchased	618,155	1,886,832
Payable for fund shares repurchased	—	35,765,804
Advisory fee payable	3,255,056	5,328,269
Trustees’ fees and expenses payable	4,692	11,319
Accrued expenses and other liabilities	53	80

TOTAL LIABILITIES	29,049,391	209,343,867

NET ASSETS	$2,586,897,160	$3,460,147,635

NET ASSETS CONSIST OF:
Paid-in Capital	$2,596,505,383	$4,076,681,038
Undistributed (distribution in excess of) net investment income (loss)	(16,888,191)	(78,803,865)
Accumulated net realized gain (loss) investments and foreign currency transactions	(46,642,992)	(749,615,833)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	53,887,491	211,771,205
Foreign currency translations	35,469	115,090

NET ASSETS	$2,586,897,160	$3,460,147,635

NET ASSET VALUE PER SHARE
Net asset value per share	$46.19	$39.80

Shares outstanding (unlimited amount authorized, $0.01 par value)	56,000,000	86,935,379

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,519,804,676	$3,228,755,776
Investments in affiliated issuers	28,025,917	169,222,146

Total cost of investments	$2,547,830,593	$3,397,977,922

Foreign currency, at cost	$1,852,934	$5,533,647

* Includes investments in securities on loan, at value	$42,984,802	$170,226,643

See accompanying notes to financial statements.

49

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2018 (Unaudited)

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,169,534,960	$1,450,191,019
Investments in affiliated issuers, at value	21,037,513	51,119,408

Total Investments	1,190,572,473	1,501,310,427
Foreign currency, at value	434,236	4,681,230
Cash	23,529	11
Dividends receivable — unaffiliated issuers	40,216	4,758,351
Dividends receivable — affiliated issuers	2,837	7,378
Securities lending income receivable — unaffiliated issuers	76,918	15,183
Securities lending income receivable — affiliated issuers	74,513	33,768
Receivable for foreign taxes recoverable	—	30,455
Other Receivable	—	1,382

TOTAL ASSETS	1,191,224,722	1,510,838,185

LIABILITIES
Payable upon return of securities loaned	18,667,846	48,214,731
Payable for investments purchased	—	1,945,886
Advisory fee payable	1,750,178	1,451,763
Trustees’ fees and expenses payable	2,174	1,531
Accrued expenses and other liabilities	13	904

TOTAL LIABILITIES	20,420,211	51,614,815

NET ASSETS	$1,170,804,511	$1,459,223,370

NET ASSETS CONSIST OF:
Paid-in Capital	$1,041,159,915	$1,524,363,688
Undistributed (distribution in excess of) net investment income (loss)	(6,253,971)	9,476,697
Accumulated net realized gain (loss) investments and foreign currency transactions	(131,537,967)	(206,104,522)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	267,435,437	131,519,486
Foreign currency translations	1,097	(31,979)

NET ASSETS	$1,170,804,511	$1,459,223,370

NET ASSET VALUE PER SHARE
Net asset value per share	$109.42	$48.16

Shares outstanding (unlimited amount authorized, $0.01 par value)	10,700,000	30,300,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$902,099,523	$1,318,671,533
Investments in affiliated issuers	21,037,513	51,119,408

Total cost of investments	$923,137,036	$1,369,790,941

Foreign currency, at cost	$435,801	$4,702,250

* Includes investments in securities on loan, at value	$80,905,230	$84,253,583

See accompanying notes to financial statements.

50

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2018 (Unaudited)

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$914,758,454	$679,158,377
Investments in affiliated issuers, at value	97,475,112	29,057,811

Total Investments	1,012,233,566	708,216,188
Foreign currency, at value	2,775,495	394,576
Cash	5,603	—
Receivable for investments sold	807,678	—
Receivable for fund shares sold	—	3,356,661
Dividends receivable — unaffiliated issuers	4,426,871	595,568
Dividends receivable — affiliated issuers	1,434	2,188
Securities lending income receivable — unaffiliated issuers	75,434	5,468
Securities lending income receivable — affiliated issuers	255,527	4,623
Receivable for foreign taxes recoverable	168,416	—

TOTAL ASSETS	1,020,750,024	712,575,272

LIABILITIES
Payable upon return of securities loaned	95,964,387	28,720,522
Payable for investments purchased	—	3,356,426
Deferred foreign taxes payable	31,958	—
Advisory fee payable	930,606	771,500
Trustees’ fees and expenses payable	1,352	1,873
Accrued expenses and other liabilities	13	17

TOTAL LIABILITIES	96,928,316	32,850,338

NET ASSETS	$923,821,708	$679,724,934

NET ASSETS CONSIST OF:
Paid-in Capital	$904,538,738	$587,452,251
Undistributed (distribution in excess of) net investment income (loss)	(2,554,192)	2,237,451
Accumulated net realized gain (loss) investments and foreign currency transactions	(55,632,928)	(8,791,418)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	77,469,095	98,825,036
Foreign currency translations	995	1,614

NET ASSETS	$923,821,708	$679,724,934

NET ASSET VALUE PER SHARE
Net asset value per share	$35.13	$33.57

Shares outstanding (unlimited amount authorized, $0.01 par value)	26,300,000	20,250,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$837,258,671	$580,333,341
Investments in affiliated issuers	97,475,112	29,057,811

Total cost of investments	$934,733,783	$609,391,152

Foreign currency, at cost	$2,792,388	$394,131

* Includes investments in securities on loan, at value	$124,248,733	$60,839,392

** Includes deferred foreign taxes	$30,688	$—

See accompanying notes to financial statements.

51

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$54,098,660	$64,974,758
Dividend income — affiliated issuers	34,687	23,099
Dividend income — non-cash	—	3,791,227
Unaffiliated securities lending income	9,118	—
Affiliated securities lending income	101,601	253,058
Foreign taxes withheld	(2,018,501)	(6,658,374)

TOTAL INVESTMENT INCOME (LOSS)	52,225,565	62,383,768

EXPENSES
Advisory fee	6,710,161	10,779,273
Trustees’ fees and expenses	24,119	33,593
Miscellaneous expenses	1,362	4,052

TOTAL EXPENSES	6,735,642	10,816,918

NET INVESTMENT INCOME (LOSS)	45,489,923	51,566,850

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,847,775)	15,547,242
In-kind redemptions — unaffiliated issuers	17,069,055	60,541,716
Foreign currency transactions	403,344	1,331,105

Net realized gain (loss)	14,624,624	77,420,063

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(100,624,015)	40,092,392
Foreign currency translations	75,411	157,557

Net change in unrealized appreciation/depreciation	(100,548,604)	40,249,949

NET REALIZED AND UNREALIZED GAIN (LOSS)	(85,923,980)	117,670,012

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(40,434,057)	$169,236,862

See accompanying notes to financial statements.

52

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$491,822	$16,631,419
Dividend income — affiliated issuers	17,272	24,103
Dividend income — non-cash	178,493	3,098,163
Unaffiliated securities lending income	501,676	30,048
Affiliated securities lending income	416,932	183,019
Foreign taxes withheld	(3,358)	(1,027,453)

TOTAL INVESTMENT INCOME (LOSS)	1,602,837	18,939,299

EXPENSES
Advisory fee	3,350,889	2,774,633
Trustees’ fees and expenses	9,120	10,721
Miscellaneous expenses	507	1,794

TOTAL EXPENSES	3,360,516	2,787,148

NET INVESTMENT INCOME (LOSS)	(1,757,679)	16,152,151

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,101,720	(9,306,365)
In-kind redemptions — unaffiliated issuers	—	38,524,672
Foreign currency transactions	6,433	25,262

Net realized gain (loss)	4,108,153	29,243,569

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	83,911,279	29,874,238
Foreign currency translations	1,244	545

Net change in unrealized appreciation/depreciation	83,912,523	29,874,783

NET REALIZED AND UNREALIZED GAIN (LOSS)	88,020,676	59,118,352

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$86,262,997	$75,270,503

See accompanying notes to financial statements.

53

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$9,689,562	$9,284,112
Dividend income — affiliated issuers	24,500	12,753
Unaffiliated securities lending income	425,473	31,691
Affiliated securities lending income	1,512,147	9,662
Foreign taxes withheld	(937,126)	(389,154)

TOTAL INVESTMENT INCOME (LOSS)	10,714,556	8,949,064

EXPENSES
Advisory fee	1,793,944	1,688,281
Trustees’ fees and expenses	7,484	8,940
Miscellaneous expenses	3,098	52

TOTAL EXPENSES	1,804,526	1,697,273

NET INVESTMENT INCOME (LOSS)	8,910,030	7,251,791

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(55,142,287)	(8,513,539)
In-kind redemptions — unaffiliated issuers	15,947,947	120,608,930
Foreign currency transactions	33,542	(78,466)

Net realized gain (loss)	(39,160,798)	112,016,925

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	77,218,589	(108,166,153)
Foreign currency translations	4,861	35,410

Net change in unrealized appreciation/depreciation	77,223,450	(108,130,743)

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,062,652	3,886,182

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$46,972,682	$11,137,973

* Includes foreign capital gain taxes	$(1,270)	$—

** Includes foreign deferred taxes	$(30,688)	$—

See accompanying notes to financial statements.

54

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$45,489,923	$64,602,385
Net realized gain (loss)	14,624,624	16,578,175
Net change in unrealized appreciation/depreciation	(100,548,604)	(96,432,712)

Net increase (decrease) in net assets resulting from operations	(40,434,057)	(15,252,152)

Net equalization credits and charges	268,730	(65,431)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(44,104,984)	(89,877,393)
Net realized gains	—	(857,139)

Total distributions to shareholders	(44,104,984)	(90,734,532)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	58,219,519	475,561,849
Cost of shares redeemed	(74,949,539)	(175,481,476)
Net income equalization	(268,730)	65,431

Net increase (decrease) in net assets from beneficial interest transactions	(16,998,750)	300,145,804

Net increase (decrease) in net assets during the period	(101,269,061)	194,093,689

Net assets at beginning of period	2,688,166,221	2,494,072,532

NET ASSETS AT END OF PERIOD	$2,586,897,160	$2,688,166,221

Undistributed (distribution in excess of) net investment income (loss)	$(16,888,191)	$(18,273,130)

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,200,000	10,000,000
Shares redeemed	(1,600,000)	(3,800,000)

Net increase (decrease)	(400,000)	6,200,000

See accompanying notes to financial statements.

55

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,566,850	$113,061,250
Net realized gain (loss)	77,420,063	5,247,767
Net change in unrealized appreciation/depreciation	40,249,949	(154,768,441)

Net increase (decrease) in net assets resulting from operations	169,236,862	(36,459,424)

Net equalization credits and charges	12,143,075	15,880,576

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,502,617)	(311,582,179)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	20,946,055	256,719,441
Cost of shares redeemed	(347,165,251)	(782,280,454)
Net income equalization	(12,143,075)	(15,880,576)

Net increase (decrease) in net assets from beneficial interest transactions	(338,362,271)	(541,441,589)

Net increase (decrease) in net assets during the period	(194,484,951)	(873,602,616)

Net assets at beginning of period	3,654,632,586	4,528,235,202

NET ASSETS AT END OF PERIOD	$3,460,147,635	$3,654,632,586

Undistributed (distribution in excess of) net investment income (loss)	$(78,803,865)	$(92,868,098)

SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	7,000,000
Shares redeemed	(8,800,000)	(20,600,000)

Net increase (decrease)	(8,300,000)	(13,600,000)

See accompanying notes to financial statements.

56

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P China ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,757,679)	$16,238,110
Net realized gain (loss)	4,108,153	12,351,245
Net change in unrealized appreciation/depreciation	83,912,523	216,230,520

Net increase (decrease) in net assets resulting from operations	86,262,997	244,819,875

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,293,452)	(13,804,543)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	72,595,854	65,862,580
Cost of shares redeemed	—	(79,843,509)
Other capital	—	81,680

Net increase (decrease) in net assets from beneficial interest transactions	72,595,854	(13,899,249)

Net increase (decrease) in net assets during the period	141,565,399	217,116,083

Net assets at beginning of period	1,029,239,112	812,123,029

NET ASSETS AT END OF PERIOD	$1,170,804,511	$1,029,239,112

Undistributed (distribution in excess of) net investment income (loss)	$(6,253,971)	$12,797,160

SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	800,000
Shares redeemed	—	(1,000,000)

Net increase (decrease)	600,000	(200,000)

See accompanying notes to financial statements.

57

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,152,151	$27,102,435
Net realized gain (loss)	29,243,569	(14,310,322)
Net change in unrealized appreciation/depreciation	29,874,783	164,355,129

Net increase (decrease) in net assets resulting from operations	75,270,503	177,147,242

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,742,516)	(21,131,997)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	286,005,809	383,018,989
Cost of shares redeemed	(110,463,967)	(35,713,570)

Net increase (decrease) in net assets from beneficial interest transactions	175,541,842	347,305,419

Net increase (decrease) in net assets during the period	233,069,829	503,320,664

Net assets at beginning of period	1,226,153,541	722,832,877

NET ASSETS AT END OF PERIOD	$1,459,223,370	$1,226,153,541

Undistributed (distribution in excess of) net investment income (loss)	$9,476,697	$11,067,062

SHARES OF BENEFICIAL INTEREST:
Shares sold	5,850,000	9,150,000
Shares redeemed	(2,300,000)	(900,000)

Net increase (decrease)	3,550,000	8,250,000

See accompanying notes to financial statements.

58

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,910,030	$15,381,998
Net realized gain (loss)	(39,160,798)	30,389,035
Net change in unrealized appreciation/depreciation	77,223,450	74,520,391

Net increase (decrease) in net assets resulting from operations	46,972,682	120,291,424

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,549,602)	(18,173,278)
Net realized gains	(25,045,644)	(8,822,560)

Total distributions to shareholders	(45,595,246)	(26,995,838)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	127,692,902	109,633,538
Cost of shares redeemed	(91,678,167)	(18,811,709)

Net increase (decrease) in net assets from beneficial interest transactions	36,014,735	90,821,829

Net increase (decrease) in net assets during the period	37,392,171	184,117,415

Net assets at beginning of period	886,429,537	702,312,122

NET ASSETS AT END OF PERIOD	$923,821,708	$886,429,537

Undistributed (distribution in excess of) net investment income (loss)	$(2,554,192)	$9,085,380

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,500,000	3,500,000
Shares redeemed	(2,600,000)	(600,000)

Net increase (decrease)	900,000	2,900,000

See accompanying notes to financial statements.

59

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,251,791	$13,633,658
Net realized gain (loss)	112,016,925	7,457,091
Net change in unrealized appreciation/depreciation	(108,130,743)	17,983,725

Net increase (decrease) in net assets resulting from operations	11,137,973	39,074,474

Net equalization credits and charges	(68,156)	344,809

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,205,689)	(13,273,288)
Net realized gains	(4,485,257)	(27,661,995)

Total distributions to shareholders	(13,690,946)	(40,935,283)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	53,268,085	199,954,790
Cost of shares redeemed	(387,750,182)	(10,426,420)
Net income equalization	68,156	(344,809)

Net increase (decrease) in net assets from beneficial interest transactions	(334,413,941)	189,183,561

Net increase (decrease) in net assets during the period	(337,035,070)	187,667,561

Net assets at beginning of period	1,016,760,004	829,092,443

NET ASSETS AT END OF PERIOD	$679,724,934	$1,016,760,004

Undistributed (distribution in excess of) net investment income (loss)	$2,237,451	$4,191,349

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,550,000	6,150,000
Shares redeemed	(11,500,000)	(300,000)

Net increase (decrease)	(9,950,000)	5,850,000

See accompanying notes to financial statements.

60

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$47.66		$49.68		$45.11	$44.24	$42.16	$40.56

Income (loss) from investment operations:
Net investment income (loss) (a)	0.80		1.19		1.23	1.17	1.23	1.16
Net realized and unrealized gain (loss) (b)	(1.50)		(1.51)		4.88	1.04	2.24	2.21

Total from investment operations	(0.70)		(0.32)		6.11	2.21	3.47	3.37

Net equalization credits and charges (a)	0.00	(c)	(0.00	)(c)	0.03	0.02	0.07	0.10

Distributions to shareholders from:
Net investment income	(0.77)		(1.68)		(1.57)	(1.36)	(1.46)	(1.87)
Net realized gains	—		(0.02)		—	—	—	—

Total distributions	(0.77)		(1.70)		(1.57)	(1.36)	(1.46)	(1.87)

Net asset value, end of period	$46.19		$47.66		$49.68	$45.11	$44.24	$42.16

Total return (d)	(1.50)%		(0.55)%		13.71%	4.96%	8.44%	8.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,586,897		$2,688,166		$2,494,073	$1,899,194	$1,473,132	$1,003,377
Ratios to average net assets:
Total expenses	0.50	%(e)	0.50%		0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.39	%(e)	2.52%		2.56%	2.46%	2.77%	2.71%
Portfolio turnover rate (f)	4	%(g)	13%		9%	6%	7%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

61

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$38.37		$41.61	$39.24	$41.54	$42.00	$39.29

Income (loss) from investment operations:
Net investment income (loss) (a)	0.56		1.16	1.08	1.02	1.39	1.29
Net realized and unrealized gain (loss) (b)	1.15		(1.36)	2.32	(2.07)	0.16	4.01

Total from investment operations	1.71		(0.20)	3.40	(1.05)	1.55	5.30

Net equalization credits and charges (a)	0.13		0.16	0.08	(0.01)	(0.06)	0.02

Distributions to shareholders from:
Net investment income	(0.41)		(3.20)	(1.11)	(1.24)	(1.95)	(2.61)

Net asset value, end of period	$39.80		$38.37	$41.61	$39.24	$41.54	$42.00

Total return (c)	4.79%		0.48%	8.93%	(2.66)%	3.57%	13.83	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,460,148		$3,654,633	$4,528,235	$4,753,058	$4,903,056	$4,045,899
Ratios to average net assets:
Total expenses	0.59	%(e)	0.59%	0.59%	0.60%	0.59%	0.59%
Net investment income (loss)	2.82	%(e)	3.03%	2.65%	2.40%	3.27%	3.10%
Portfolio turnover rate (f)	6	%(g)	18%	14%	8%	8%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

62

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$101.90		$78.85		$68.73	$76.42	$74.18	$65.45

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.17)		1.57	(b)	1.38	1.92	1.77	1.63
Net realized and unrealized gain (loss) (c)	9.40		22.78		10.68	(8.34)	1.93	8.72

Total from investment operations	9.23		24.35		12.06	(6.42)	3.70	10.35

Other capital	—		0.01		0.00 (d)	0.02	—	—

Distributions to shareholders from:
Net investment income	(1.71)		(1.31)		(1.94)	(1.29)	(1.46)	(1.62)

Net asset value, end of period	$109.42		$101.90		$78.85	$68.73	$76.42	$74.18

Total return (e)	9.09%		31.50	%(b)	17.81%	(8.69)%	5.00%	16.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,170,805		$1,029,239		$812,123	$817,908	$947,605	$897,623
Ratios to average net assets:
Total expenses	0.59	%(f)	0.59%		0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	(0.31	)%(f)	1.85	%(b)	1.94%	2.32%	2.33%	2.31%
Portfolio turnover rate (g)	2	%(h)	5%		6%	14%	10%	12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

63

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$45.84		$39.07	$32.56	$48.62	$48.54	$50.90

Income (loss) from investment operations:
Net investment income (loss) (a)	0.56		1.19	0.97	1.51	1.33	1.30
Net realized and unrealized gain (loss) (b)	2.40		6.51	6.63	(16.27)	(0.10)	(2.41)

Total from investment operations	2.96		7.70	7.60	(14.76)	1.23	(1.11)

Distributions to shareholders from:
Net investment income	(0.64)		(0.93)	(1.09)	(1.30)	(1.15)	(1.25)

Net asset value, end of period	$48.16		$45.84	$39.07	$32.56	$48.62	$48.54

Total return (c)	6.44%		19.95%	23.87%	(30.97)%	2.39%	(2.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,459,223		$1,226,154	$722,833	$569,822	$595,617	$407,763
Ratios to average net assets:
Total expenses	0.40	%(d)	0.41%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.33	%(d)	2.82%	2.75%	3.52%	2.63%	2.63%
Portfolio turnover rate (e)	8	%(f)	25%	23%	21%	18%	31%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

64

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$34.90		$31.21	$27.57	$32.76	$32.82	$27.49

Income (loss) from investment operations:
Net investment income (loss) (a)	0.35		0.63	0.62	0.57	0.54	0.65
Net realized and unrealized gain (loss) (b)	1.72		4.23	3.76	(2.14)	0.36	5.37

Total from investment operations	2.07		4.86	4.38	(1.57)	0.90	6.02

Distributions to shareholders from:
Net investment income	(0.83)		(0.79)	(0.59)	(0.49)	(0.96)	(0.69)
Net realized gains	(1.01)		(0.38)	(0.15)	(3.13)	—	—

Total distributions	(1.84)		(1.17)	(0.74)	(3.62)	(0.96)	(0.69)

Net asset value, end of period	$35.13		$34.90	$31.21	$27.57	$32.76	$32.82

Total return (c)	5.88%		16.30%	16.18%	(4.77)%	2.69%	22.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$923,822		$886,430	$702,312	$650,556	$792,719	$813,871
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.40%	0.47%	0.60%	0.59%
Net investment income (loss)	1.99	%(d)	1.99%	2.15%	1.93%	1.59%	2.20%
Portfolio turnover rate (e)	2	%(f)	31%	20%	17%	51%	21%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

65

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	For the Period 12/16/15* - 9/30/16
Net asset value, beginning of period	$33.67		$34.05	$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26		0.50	0.39
Net realized and unrealized gain (loss) (b)	0.09		0.75	8.91

Total from investment operations	0.35		1.25	9.30

Net equalization credits and charges (a)	(0.00	)(c)	0.01	(0.02)

Distributions to shareholders from:
Net investment income	(0.30)		(0.51)	(0.25)
Net realized gains	(0.15)		(1.13)	—

Total distributions	(0.45)		(1.64)	(0.25)

Net asset value, end of period	$33.57		$33.67	$34.05

Total return (d)	0.95%		3.74%	37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$679,725		$1,016,760	$829,092
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35	%(e)
Net investment income (loss)	1.50	%(e)	1.53%	1.63	%(e)
Portfolio turnover rate (f)	9	%(g)	15%	15	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

66

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of March 31, 2018, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Dow Jones Global Real Estate ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P China ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P International Small Cap ETF

SPDR S&P North American Natural Resources ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

67

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

68

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended March 31, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by

69

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

70

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended March 31, 2018:

SPDR Dow Jones Global Real Estate ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P North American Natural Resources ETF

Distributions

The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid

71

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, the fees and expenses of the Trust’s trustees who are “not interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

72

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2018, were as follows:

	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$171,139,483	$185,062,388
SPDR Dow Jones International Real Estate ETF	257,409,823	565,303,548
SPDR S&P China ETF	76,411,897	17,317,575
SPDR S&P Global Natural Resources ETF	149,647,493	106,023,104
SPDR S&P International Small Cap ETF	20,233,038	54,977,839
SPDR S&P North American Natural Resources ETF	87,260,502	88,087,783

73

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

For the period ended March 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$57,938,581	$74,674,949	$17,069,055
SPDR Dow Jones International Real Estate ETF	20,780,831	344,367,972	60,541,716
SPDR S&P China ETF	11,919,223	—	—
SPDR S&P Global Natural Resources ETF	238,043,763	110,299,694	38,524,672
SPDR S&P International Small Cap ETF	101,259,362	71,978,458	15,947,947
SPDR S&P North American Natural Resources ETF	53,268,695	389,000,735	120,608,930

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon

74

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

jurisdiction. As of September 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$2,577,945,414	$245,698,672	$221,926,002	$23,772,670
SPDR Dow Jones International Real Estate ETF	3,539,911,790	375,081,916	305,244,579	69,837,337
SPDR S&P China ETF	930,102,433	387,486,750	127,016,710	260,470,040
SPDR S&P Global Natural Resources ETF	1,383,751,554	162,950,812	45,391,939	117,558,873
SPDR S&P International Small Cap ETF	943,769,214	161,816,271	93,351,919	68,464,352
SPDR S&P North American Natural Resources ETF	610,409,798	112,755,829	14,949,439	97,806,390

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a

75

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of March 31, 2018, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$42,984,802	$25,171,435	$19,325,377	$44,496,812
SPDR Dow Jones International Real Estate ETF	170,226,643	166,351,563	11,320,596	177,672,159
SPDR S&P China ETF	80,905,230	18,667,846	69,825,776	88,493,622
SPDR S&P Global Natural Resources ETF	84,253,583	48,214,731	39,097,682	87,312,413
SPDR S&P International Small Cap ETF	124,248,733	95,964,387	35,333,821	131,298,208
SPDR S&P North American Natural Resources ETF	60,839,392	28,720,522	34,031,804	62,752,326

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

76

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2018:

		Remaining Contractual Maturity of the Agreements As of March 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$25,171,435	$—	$—	$—	$25,171,435	$25,171,435
SPDR Dow Jones International Real Estate ETF	Common Stocks	166,351,563	—	—	—	166,351,563	166,351,563
SPDR S&P China ETF	Common Stocks	18,667,846	—	—	—	18,667,846	18,667,846
SPDR S&P Global Natural Resources ETF	Common Stocks	48,214,731	—	—	—	48,214,731	48,214,731
SPDR S&P International Small Cap ETF	Common Stocks	95,964,387	—	—	—	95,964,387	95,964,387
SPDR S&P North American Natural Resources ETF	Common Stocks	28,720,522	—	—	—	28,720,522	28,720,522

9.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of March 31, 2018.

77

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78

SPDR INDEX SHARES FUNDS

OTHER INFORMATION

March 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2017 to March 31, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

79

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2018 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$985.00	$1,047.90	$1,090.90
Expenses Paid During Period(a)	2.47	3.01	3.08
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.40	1,022.00	1,022.00
Expenses Paid During Period(a)	2.52	2.97	2.97

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.40%	0.35%
Actual:
Ending Account Value	$1,064.40	$1,058.80	$1,009.50
Expenses Paid During Period(a)	2.06	2.05	1.75
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,023.20
Expenses Paid During Period(a)	2.02	2.02	1.77

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.

80

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Full Portfolio Schedule

The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

SPDR S&P China ETF

SPDR S&P International Small Cap ETF

81

SPDR® Index Shares Funds

SPDR Index Shares Funds

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Investment Manager and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Distributor

State Street Global Advisors Funds

Distributors, LLC

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds

For more complete information, please call 1.866.787.2257 or visit spdrs.com today.

ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment adviser, administrator and securities lending agent.

Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2018 State Street Corporation - All Rights Reserved

0515 Exp. Date: 11/30/2018 SPDRISRASAR

Semi-Annual Report

March 31, 2018

SPDR® Index Shares Funds

SPDR EURO STOXX 50 ETF

SPDR MSCI ACWI ex-US ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR S&P International Dividend ETF

SPDR STOXX Europe 50 ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR EURO STOXX 50 ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
TOTAL SA	5.1%
SAP SE	4.0
Siemens AG	3.8
Banco Santander SA	3.7
Allianz SE	3.5
Bayer AG	3.3
BASF SE	3.3
Sanofi	3.2
Unilever NV	3.1
BNP Paribas SA	3.0
TOTAL	36.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	21.9%
Industrials	13.7
Consumer Discretionary	12.1
Consumer Staples	10.7
Health Care	9.9
Information Technology	8.1
Energy	6.6
Materials	6.1
Utilities	5.2
Telecommunication Services	4.7
Real Estate	0.8
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR MSCI ACWI EX-US ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	1.4%
Nestle SA	1.2
Samsung Electronics Co., Ltd. GDR	1.1
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.0
Novartis AG	0.9
HSBC Holdings PLC	0.9
Alibaba Group Holding, Ltd. ADR	0.9
Toyota Motor Corp.	0.8
Roche Holding AG	0.8
Royal Dutch Shell PLC Class A	0.7
TOTAL	9.7%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	23.2%
Industrials	12.3
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	9.2
Health Care	7.8
Materials	7.6
Energy	6.7
Telecommunication Services	4.3
Utilities	3.0
Real Estate	2.6
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR S&P EMERGING MARKETS DIVIDEND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
PTT PCL NVDR	4.0%
Tenaga Nasional Bhd	3.0
PTT Global Chemical PCL NVDR	2.9
Public Bank Bhd	2.6
China Resources Land, Ltd.	2.6
China Overseas Land & Investment, Ltd.	2.4
LUKOIL PJSC	2.3
United Microelectronics Corp.	2.3
Siam Cement PCL NVDR	2.3
Barclays Africa Group, Ltd.	2.3
TOTAL	26.7%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	25.3%
Information Technology	14.1
Energy	10.6
Consumer Discretionary	8.1
Telecommunication Services	7.8
Materials	7.7
Real Estate	7.2
Consumer Staples	6.7
Utilities	6.1
Industrials	3.2
Health Care	2.7
Short-Term Investments	8.1
Liabilities in Excess of Other Assets	(7.6)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

SPDR S&P EMERGING MARKETS SMALL CAP ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Future Land Holdings Co., Ltd.	0.5%
WNS Holdings, Ltd. ADR	0.4
Li Ning Co., Ltd.	0.4
Top Glove Corp. Bhd	0.4
Moneta Money Bank A/S	0.4
My EG Services Bhd	0.4
Indah Kiat Pulp & Paper Corp. Tbk PT	0.4
Mindtree, Ltd.	0.4
Chroma ATE, Inc.	0.4
CVC Brasil Operadora e Agencia de Viagens SA	0.4
TOTAL	4.1%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Information Technology	21.8%
Consumer Discretionary	16.2
Industrials	13.7
Materials	10.9
Real Estate	9.5
Financials	8.3
Health Care	6.2
Consumer Staples	6.1
Utilities	2.9
Energy	2.7
Telecommunication Services	1.4
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

4

SPDR S&P INTERNATIONAL DIVIDEND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
SSE PLC	2.5%
EDP - Energias de Portugal SA	2.4
Gazprom PJSC ADR	2.1
Enagas SA	2.0
Swiss Re AG	2.0
Westpac Banking Corp.	1.9
National Grid PLC	1.8
Skanska AB	1.8
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.7
Commonwealth Bank of Australia	1.6
TOTAL	19.8%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	22.0%
Utilities	21.6
Real Estate	14.1
Industrials	12.2
Telecommunication Services	8.6
Consumer Staples	8.1
Consumer Discretionary	5.6
Energy	4.2
Health Care	1.8
Information Technology	0.7
Materials	0.6
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets andmay change over time.)

See accompanying notes to financial statements.

5

SPDR STOXX EUROPE 50 ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Nestle SA	5.7%
Novartis AG	4.6
HSBC Holdings PLC	4.4
Roche Holding AG	3.7
Royal Dutch Shell PLC Class A	3.4
TOTAL SA	3.3
BP PLC	3.1
British American Tobacco PLC	3.1
SAP SE	2.6
Siemens AG	2.5
TOTAL	36.4%

(The ten largest holding s are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	23.1%
Consumer Staples	19.6
Health Care	18.9
Energy	10.8
Industrials	7.5
Materials	6.1
Information Technology	4.6
Telecommunication Services	3.9
Consumer Discretionary	3.9
Utilities	0.9
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

6

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BELGIUM — 2.9%
Anheuser-Busch InBev SA	1,138,993	$125,062,624

FINLAND — 1.1%
Nokia Oyj	8,647,511	47,698,626

FRANCE — 36.8%
Air Liquide SA	657,922	80,493,810
Airbus SE	875,498	100,997,424
AXA SA	3,198,312	84,962,421
BNP Paribas SA	1,769,513	130,944,140
Cie de Saint-Gobain	850,129	44,811,481
Danone SA	977,524	79,021,153
Engie SA	2,838,691	47,322,747
Essilor International Cie Generale d’Optique SA	336,531	45,361,555
L’Oreal SA	375,503	84,673,327
LVMH Moet Hennessy Louis Vuitton SE (a)	414,685	127,602,132
Orange SA	3,147,668	53,363,953
Safran SA	550,797	58,242,674
Sanofi	1,756,951	141,164,212
Schneider Electric SE	858,598	75,331,268
Societe Generale SA	1,240,782	67,387,113
TOTAL SA (a)	3,894,889	220,968,740
Unibail-Rodamco SE REIT (a) (b)	147,961	33,782,712
Unibail-Rodamco SE REIT (b)	5,396	1,232,024
Vinci SA	853,471	83,866,370
Vivendi SA	1,581,622	40,848,329

		1,602,377,585

GERMANY — 32.4%
adidas AG	280,079	67,737,131
Allianz SE	676,090	152,495,189
BASF SE	1,410,572	143,068,345
Bayer AG	1,270,000	143,367,724
Bayerische Motoren Werke AG	493,697	53,522,342
Daimler AG	1,530,643	129,833,402
Deutsche Bank AG	2,891,708	40,279,428
Deutsche Post AG	1,498,033	65,440,504
Deutsche Telekom AG	4,980,550	81,160,644
E.ON SE	3,380,380	37,499,404
Fresenius SE & Co. KGaA	629,804	48,069,487
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	238,083	55,296,504
SAP SE	1,662,646	173,747,158
Siemens AG	1,305,402	166,196,103

See accompanying notes to financial statements.

7

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	281,146	$55,799,964

		1,413,513,329

IRELAND — 1.0%
CRH PLC	1,288,465	43,687,952

ITALY — 5.1%
Enel SpA	11,930,406	72,922,897
Eni SpA	3,901,311	68,554,239
Intesa Sanpaolo SpA	22,347,532	81,174,354

		222,651,490

LUXEMBOURG — 0.0% (c)
APERAM SA	1	48

NETHERLANDS — 7.5%
ASML Holding NV	662,874	130,560,026
ING Groep NV	5,967,683	100,549,199
Koninklijke Ahold Delhaize NV	1,818,310	43,029,910
Koninklijke Philips NV	1,445,027	55,385,412

		329,524,547

SPAIN — 9.9%
Banco Bilbao Vizcaya Argentaria SA	10,240,342	80,967,399
Banco Santander SA	24,781,415	161,378,013
Iberdrola SA	9,047,035	66,447,458
Industria de Diseno Textil SA	1,706,855	53,382,055
Telefonica SA	7,058,508	69,690,339

		431,865,264

UNITED KINGDOM — 3.1%
Unilever NV	2,400,043	135,394,201

TOTAL COMMON STOCKS (Cost $4,261,606,853)		4,351,775,666

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	92,725	92,725

See accompanying notes to financial statements.

8

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	69,782,046	$69,782,046

TOTAL SHORT-TERM INVESTMENTS (Cost $69,874,771)		69,874,771

TOTAL INVESTMENTS — 101.4% (Cost $4,331,481,624)		4,421,650,437

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(63,188,830)

NET ASSETS — 100.0%		$4,358,461,607

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$125,062,624	$—	$—	$125,062,624
Finland	47,698,626	—	—	47,698,626
France	1,602,377,585	—	—	1,602,377,585
Germany	1,413,513,329	—	—	1,413,513,329
Ireland	43,687,952	—	—	43,687,952
Italy	222,651,490	—	—	222,651,490
Luxembourg	48	—	—	48
Netherlands	329,524,547	—	—	329,524,547
Spain	431,865,264	—	—	431,865,264
United Kingdom	135,394,201	—	—	135,394,201
Short-Term Investments	69,874,771	—	—	69,874,771

TOTAL INVESTMENTS	$4,421,650,437	$—	$—	$4,421,650,437

See accompanying notes to financial statements.

9

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	164,128	$164,128	$25,152,924	$25,224,327	$—	$—	92,725	$92,725	$7,045
State Street Navigator Securities Lending Government Money Market Portfolio	2,656,640	2,656,640	664,697,199	597,571,793	—	—	69,782,046	69,782,046	747,194

Total		$2,820,768	$689,850,123	$622,796,120	$—	$—		$69,874,771	$754,239

See accompanying notes to financial statements.

10

SPDR MSCI ACWI EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.0%
AUSTRALIA – 4.6%
Australia & New Zealand Banking Group, Ltd.	241,837	$4,982,559
BHP Billiton, Ltd.	237,595	5,141,195
Commonwealth Bank of Australia	139,974	7,763,712
Westpac Banking Corp.	265,281	5,823,706
Other Securities	5,713,836	47,196,517

		70,907,689

AUSTRIA – 0.3%
Other Securities	98,660	4,820,045

BELGIUM – 0.9%
Anheuser-Busch InBev SA	62,826	6,898,360
Other Securities	93,326	7,341,178

		14,239,538

BRAZIL – 1.9%
Other Securities	3,310,595	29,550,197

CANADA – 6.1%
Bank of Nova Scotia	86,760	5,340,526
Royal Bank of Canada	109,585	8,459,103
Toronto-Dominion Bank	138,395	7,848,019
Other Securities	2,429,657	73,211,109

		94,858,757

CHILE – 0.3%
Other Securities	429,896	5,073,113

CHINA – 7.4%
Alibaba Group Holding, Ltd. ADR (a) (b)	74,861	13,739,988
China Construction Bank Corp. Class H	5,177,720	5,317,384
China Huishan Dairy Holdings Co., Ltd. (a) (b) (c)	1,418,000	—
Tencent Holdings, Ltd	422,000	22,024,031
Other Securities	45,160,549	73,903,647

		114,985,050

COLOMBIA – 0.1%
Other Securities	138,217	1,467,836

DENMARK – 1.2%
Novo Nordisk A/S Class B	153,188	7,519,251
Other Securities	160,837	11,361,256

		18,880,507

EGYPT – 0.1%
Other Securities	898,429	1,025,331

See accompanying notes to financial statements.

11

SPDR MSCI ACWI EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
FINLAND – 0.8%
Other Securities	607,996	$11,648,801

FRANCE – 7.1%
Airbus SE	47,480	5,477,291
BNP Paribas SA	78,031	5,774,302
L’Oreal SA	23,057	5,199,194
LVMH Moet Hennessy Louis Vuitton SE	21,207	6,525,576
Sanofi	92,478	7,430,249
TOTAL SA (b)	180,943	10,265,439
Other Securities	1,324,182	68,555,125

		109,227,176

GERMANY – 6.4%
Allianz SE	40,416	9,116,014
BASF SE	72,220	7,324,969
Bayer AG	66,057	7,457,041
Daimler AG	73,159	6,205,550
SAP SE	85,152	8,898,417
Siemens AG	67,586	8,604,652
Other Securities	1,192,234	51,952,165

		99,558,808

GREECE – 0.1%
Other Securities	780,984	1,543,075

HONG KONG – 2.8%
AIA Group, Ltd.	961,400	8,133,858
Hanergy Thin Film Power Group, Ltd. (a)(c)	448,000	—
Other Securities	8,935,402	35,236,022

		43,369,880

HUNGARY – 0.1%
Other Securities	124,205	2,197,237

INDIA – 1.9%
Other Securities	2,795,943	29,614,364

INDONESIA – 0.5%
Other Securities	20,868,300	8,154,204

IRELAND – 0.5%
Other Securities	273,844	6,917,219

ISRAEL – 0.4%
Other Securities	550,679	5,342,873

ITALY – 1.4%
Other Securities	3,611,606	21,840,437

See accompanying notes to financial statements.

12

SPDR MSCI ACWI EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
JAPAN – 16.5%
Honda Motor Co., Ltd.	140,500	$4,810,160
Mitsubishi UFJ Financial Group, Inc.	836,200	5,474,810
SoftBank Group Corp.	79,400	5,827,893
Toyota Motor Corp.	201,100	12,937,717
Other Securities	11,835,628	226,576,096

		255,626,676

LUXEMBOURG – 0.1%
Other Securities	65,377	1,595,273

MACAU – 0.0% (d)
Other Securities	127,600	397,352

MALAYSIA – 0.5%
Other Securities	5,983,929	7,530,619

MEXICO – 0.8%
Other Securities	6,662,702	12,623,589

NETHERLANDS – 3.2%
ASML Holding NV	31,568	6,217,651
Royal Dutch Shell PLC Class A	347,301	10,881,474
Royal Dutch Shell PLC Class B	278,858	8,907,214
Other Securities	1,121,082	23,866,165

		49,872,504

NEW ZEALAND – 0.1%
Other Securities	647,250	1,456,619

NORWAY – 0.5%
Other Securities	476,916	7,922,160

PERU – 0.1%
Other Securities	27,279	2,018,437

PHILIPPINES – 0.3%
Other Securities	9,388,564	3,851,015

POLAND – 0.2%
Other Securities	361,925	3,628,841

PORTUGAL – 0.1%
Other Securities	192,109	1,040,904

QATAR – 0.0% (d)
Other Securities	51,890	534,255

ROMANIA – 0.0% (d)
Other Security	7,505	72,841

RUSSIA – 0.9%
Other Securities	1,145,211	13,665,748

See accompanying notes to financial statements.

13

SPDR MSCI ACWI EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SINGAPORE – 1.0%
Other Securities	2,806,287	$15,880,457

SOUTH AFRICA – 1.7%
Naspers, Ltd. Class N	34,446	8,406,990
Other Securities	1,921,025	17,400,742

		25,807,732

SOUTH KOREA – 3.9%
Samsung Electronics Co., Ltd. GDR	15,036	17,231,256
Other Securities	530,671	42,496,151

		59,727,407

SPAIN – 2.1%
Banco Santander SA	1,147,808	7,474,592
Other Securities	2,322,272	25,646,908

		33,121,500

SWEDEN – 1.8%
Other Securities	1,987,957	27,539,012

SWITZERLAND – 5.8%
Nestle SA	236,318	18,661,620
Novartis AG	178,453	14,397,743
Roche Holding AG	52,068	11,913,219
UBS Group AG (a)	275,054	4,824,073
Other Securities	1,406,632	40,599,428

		90,396,083

TAIWAN – 2.7%
Hon Hai Precision Industry Co., Ltd. GDR	878,934	5,466,969
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	364,799	15,963,604
Other Securities	11,213,701	21,008,207

		42,438,780

THAILAND – 0.6%
Other Securities	8,094,238	8,443,509

TURKEY – 0.3%
Other Securities	2,352,453	3,841,886

UNITED ARAB EMIRATES – 0.1%
Other Securities	715,190	810,908

UNITED KINGDOM – 10.8%
AstraZeneca PLC	89,976	6,179,018
BP PLC	1,463,468	9,838,777
British American Tobacco PLC	165,699	9,602,202
Diageo PLC	178,770	6,048,779

See accompanying notes to financial statements.

14

SPDR MSCI ACWI EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GlaxoSmithKline PLC	346,713	$6,779,984
HSBC Holdings PLC	1,490,816	13,915,621
Unilever NV	127,844	7,212,094
Unilever PLC	104,329	5,788,982
Vodafone Group PLC	2,142,081	5,836,139
Other Securities	13,856,853	95,946,660

		167,148,256

TOTAL COMMON STOCKS (Cost $1,415,744,425)		1,532,214,500

RIGHTS - 0.0% (d)
SOUTH KOREA – 0.0% (d)
Other Security (cost $0)	11,428	22,247

SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	2,338,108	2,338,108
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	32,639,102	32,639,102

TOTAL SHORT-TERM INVESTMENTS (Cost $34,977,210)		34,977,210

TOTAL INVESTMENTS - 101.3% (Cost $1,450,721,635)		1,567,213,957

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(19,654,945)

NET ASSETS - 100.0%		$1,547,559,012

See accompanying notes to financial statements.

15

SPDR MSCI ACWI EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

ADR American Depositary Receipt

GDR Global Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$70,907,689	$—	$—		$70,907,689
Austria	4,820,045	—	—		4,820,045
Belgium	14,239,538	—	—		14,239,538
Brazil	29,550,197	—	—		29,550,197
Canada	94,858,757	—	—		94,858,757
Chile	5,073,113	—	—		5,073,113
China	114,985,050	—	0	(a)	114,985,050
Colombia	1,467,836	—	—		1,467,836
Denmark	18,880,507	—	—		18,880,507
Egypt	1,025,331	—	—		1,025,331
Finland	11,648,801	—	—		11,648,801
France	109,227,176	—	—		109,227,176
Germany	99,558,808	—	—		99,558,808

See accompanying notes to financial statements.

16

SPDR MSCI ACWI EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Greece	$1,543,075	$—	$—		$1,543,075
Hong Kong	43,369,880	—	0	(a)	43,369,880
Hungary	2,197,237	—	—		2,197,237
India	29,614,364	—	—		29,614,364
Indonesia	8,154,204	—	—		8,154,204
Ireland	6,917,219	—	—		6,917,219
Israel	5,342,873	—	—		5,342,873
Italy	21,840,437	—	—		21,840,437
Japan	255,626,676	—	—		255,626,676
Luxembourg	1,595,273	—	—		1,595,273
Macau	397,352	—	—		397,352
Malaysia	7,530,619	—	—		7,530,619
Mexico	12,623,589	—	—		12,623,589
Netherlands	49,872,504	—	—		49,872,504
New Zealand	1,456,619	—	—		1,456,619
Norway	7,922,160	—	—		7,922,160
Peru	2,018,437	—	—		2,018,437
Philippines	3,851,015	—	—		3,851,015
Poland	3,628,841	—	—		3,628,841
Portugal	1,040,904	—	—		1,040,904
Qatar	534,255	—	—		534,255
Romania	72,841	—	—		72,841
Russia	13,665,748	—	—		13,665,748
Singapore	15,880,457	—	—		15,880,457
South Africa	25,807,732	—	—		25,807,732
South Korea	59,727,407	—	—		59,727,407
Spain	33,121,500	—	—		33,121,500
Sweden	27,539,012	—	—		27,539,012
Switzerland	90,396,083	—	—		90,396,083
Taiwan	42,438,780	—	—		42,438,780
Thailand	1,546,619	6,896,890	—		8,443,509
Turkey	3,841,886	—	—		3,841,886
United Arab Emirates	810,908	—	—		810,908
United Kingdom	167,148,256	—	—		167,148,256
Rights
South Korea	22,247	—	—		22,247
Short-Term Investments	34,977,210	—	—		34,977,210

TOTAL INVESTMENTS	$1,560,317,067	$6,896,890	$—		$1,567,213,957

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

See accompanying notes to financial statements.

17

SPDR MSCI ACWI EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds From Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,559,265	$1,559,265	$27,790,407	$27,011,564	$—	$—	2,338,108	$2,338,108	$13,344
State Street Navigator Securities Lending Government Money Market Portfolio	19,433,641	19,433,641	197,035,868	183,830,407	—	—	32,639,102	32,639,102	149,706

Total		$20,992,906	$224,826,275	$210,841,971	$—	$—		$34,977,210	$163,050

See accompanying notes to financial statements.

18

SPDR S&P EMERGING MARKETS DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
CHILE — 0.8%
Banco de Chile ADR (a)	364	$36,611
Banco de Credito e Inversiones SA	33,274	2,469,729
Embotelladora Andina SA Class B, Preference Shares	231,393	1,136,176

		3,642,516

CHINA — 11.7%
China Merchants Port Holdings Co., Ltd.	2,901,812	6,396,461
China Overseas Land & Investment, Ltd.	3,350,000	11,631,500
China Resources Land, Ltd.	3,446,000	12,535,619
China Telecom Corp., Ltd. Class H	24,632,000	10,859,259
China Zhongwang Holdings, Ltd. (a)	3,266,400	1,939,455
Far East Horizon, Ltd.	1,362,000	1,440,388
Guangdong Investment, Ltd.	3,628,000	5,704,359
Jiangsu Expressway Co., Ltd. Class H	1,902,000	2,690,035
Shenzhen International Holdings, Ltd.	1,795,719	3,930,845

		57,127,921

COLOMBIA — 1.1%
Bancolombia SA Preference Shares	417,600	4,377,691
Grupo Aval Acciones y Valores SA Preference Shares	2,126,183	886,829

		5,264,520

HONG KONG — 2.2%
Lee & Man Paper Manufacturing, Ltd.	6,579,000	6,949,264
Skyworth Digital Holdings, Ltd.	8,180,000	3,679,192

		10,628,456

INDIA — 0.4%
Infosys, Ltd.	124,042	2,152,516

INDONESIA — 3.7%
Bank Rakyat Indonesia Persero Tbk PT	38,798,300	10,145,189
Telekomunikasi Indonesia Persero Tbk PT	30,259,000	7,912,286

		18,057,475

MALAYSIA — 7.1%
Astro Malaysia Holdings Bhd	1,300,200	685,731
Bursa Malaysia Bhd	463,800	1,314,180
Inari Amertron Bhd	3,764,100	2,724,788
IOI Properties Group Bhd	1,334,100	555,300
Petronas Gas Bhd	358,300	1,650,700
Public Bank Bhd	2,066,400	12,821,510
Tenaga Nasional Bhd	3,519,900	14,705,683

See accompanying notes to financial statements.

19

SPDR S&P EMERGING MARKETS DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Westports Holdings Bhd	321,800	$293,680

		34,751,572

MEXICO — 0.4%
Bolsa Mexicana de Valores SAB de CV	466,949	888,696
Macquarie Mexico Real Estate Management SA de CV REIT (b)	954,902	1,068,239

		1,956,935

PHILIPPINES — 0.2%
DMCI Holdings, Inc.	1,085,700	253,023
Semirara Mining & Power Corp.	964,530	560,112

		813,135

POLAND — 0.7%
Asseco Poland SA	65,500	860,509
Polskie Gornictwo Naftowe i Gazownictwo SA	1,610,818	2,657,029

		3,517,538

QATAR — 0.5%
Qatar Electricity & Water Co. QSC	26,839	1,385,429
Qatar International Islamic Bank QSC	51,068	701,238
Qatar Islamic Bank SAQ	6,616	177,117

		2,263,784

RUSSIA — 5.9%
Gazprom PJSC ADR (c)	496,920	2,418,013
Gazprom PJSC ADR (c)	2,236,705	11,026,955
LUKOIL PJSC ADR	58,726	4,046,221
LUKOIL PJSC	164,413	11,385,958

		28,877,147

SOUTH AFRICA — 26.7%
AVI, Ltd.	407,639	3,812,601
Barclays Africa Group, Ltd.	692,761	11,091,192
FirstRand, Ltd. (a)	1,486,305	8,391,924
Foschini Group, Ltd.	480,050	9,065,191
Growthpoint Properties, Ltd. REIT (a)	3,503,223	8,399,752
JSE, Ltd.	95,035	1,486,472
Liberty Holdings, Ltd. (a)	230,831	2,445,898
Life Healthcare Group Holdings, Ltd.	1,770,029	4,124,528
MMI Holdings, Ltd.	899,003	1,667,694
Nedbank Group, Ltd. (a)	418,058	10,074,673
Netcare, Ltd.	2,198,237	5,194,694
Pick n Pay Stores, Ltd.	530,521	3,068,839
Rand Merchant Investment Holdings, Ltd.	765,294	2,583,543
Reunert, Ltd.	107,382	674,992

See accompanying notes to financial statements.

20

SPDR S&P EMERGING MARKETS DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
RMB Holdings, Ltd.	668,998	$4,356,003
Sanlam, Ltd. (a)	925,283	6,661,179
SPAR Group, Ltd.	279,819	4,783,639
Standard Bank Group, Ltd. (a)	533,300	9,842,561
Tiger Brands, Ltd.	122,215	3,837,028
Truworths International, Ltd.	932,065	8,458,694
Tsogo Sun Holdings, Ltd.	632,154	1,244,701
Vodacom Group, Ltd.	838,964	10,838,293
Woolworths Holdings, Ltd.	1,615,149	8,178,832

		130,282,923

TAIWAN — 20.2%
Advanced Semiconductor Engineering, Inc.	5,832,361	8,431,389
Cheng Shin Rubber Industry Co., Ltd.	2,217,000	3,600,334
Chin-Poon Industrial Co., Ltd.	1,023,000	1,831,485
FLEXium Interconnect, Inc.	1,847,864	6,331,297
Giant Manufacturing Co., Ltd.	117,000	613,952
Ginko International Co., Ltd.	207,000	1,537,041
Hua Nan Financial Holdings Co., Ltd.	3,942,900	2,366,524
Huaku Development Co., Ltd.	432,000	1,065,295
Kung Long Batteries Industrial Co., Ltd.	6,000	29,941
Lite-On Technology Corp.	4,682,000	6,535,563
Mega Financial Holding Co., Ltd.	4,960,000	4,261,344
Namchow Holdings Co., Ltd.	192,000	399,053
Phison Electronics Corp.	774,000	8,056,693
Pou Chen Corp.	1,813,000	2,406,390
Sercomm Corp.	601,000	1,644,881
Simplo Technology Co., Ltd.	350,800	2,231,828
Sinbon Electronics Co., Ltd.	697,000	1,831,128
Sitronix Technology Corp.	148,000	439,579
Taiwan Mobile Co., Ltd.	2,224,200	8,314,909
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	206,023	9,015,566
TTY Biopharm Co., Ltd.	633,000	2,149,295
TXC Corp.	172,000	230,950
Uni-President Enterprises Corp.	4,109,000	9,625,294
United Microelectronics Corp.	21,622,000	11,346,044
Wistron NeWeb Corp.	755,035	1,978,416
WPG Holdings, Ltd.	1,759,000	2,274,387

		98,548,578

THAILAND — 17.6%
Bangkok Bank PCL (d)	1,322,451	9,050,352
Bangkok Bank PCL NVDR	423,400	2,680,947
Delta Electronics Thailand PCL (d)	75,000	158,898
Delta Electronics Thailand PCL NVDR	486,600	1,030,932

See accompanying notes to financial statements.

21

SPDR S&P EMERGING MARKETS DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Electricity Generating PCL (d)	32,800	$240,205
Electricity Generating PCL NVDR	263,300	1,928,228
Glow Energy PCL (d)	44,600	121,234
Glow Energy PCL NVDR	884,100	2,403,214
Major Cineplex Group PCL (d)	714,700	651,389
Major Cineplex Group PCL NVDR	849,700	774,431
Pruksa Holding PCL NVDR	37,000	25,676
PTT Global Chemical PCL (d)	8,600	26,059
PTT Global Chemical PCL NVDR	4,652,300	14,096,752
PTT PCL NVDR	1,119,853	19,625,182
Ratchaburi Electricity Generating Holding PCL (d)	811,500	1,336,497
Siam Cement PCL (d)	188,800	2,982,641
Siam Cement PCL NVDR	714,800	11,292,331
Thai Beverage PCL (a)	8,514,000	5,064,379
Thai Vegetable Oil PCL (d)	19,300	21,139
Thai Vegetable Oil PCL NVDR	984,937	1,078,801
Thanachart Capital PCL NVDR	2,336,600	3,885,616
Thanachart Capital PCL (d)	252,600	420,058
Tisco Financial Group PCL NVDR	2,166,900	6,098,088
Tisco Financial Group PCL (d)	216,300	608,711

		85,601,760

TURKEY — 0.3%
Enka Insaat ve Sanayi A/S	1,018,633	1,391,125

TOTAL COMMON STOCKS (Cost $420,262,904)		484,877,901

SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	713,909	713,909
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	38,837,851	38,837,851

TOTAL SHORT-TERM INVESTMENTS (Cost $39,551,760)		39,551,760

TOTAL INVESTMENTS — 107.6% (Cost $459,814,664)		524,429,661

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(37,099,605)

NET ASSETS — 100.0%		$487,330,056

See accompanying notes to financial statements.

22

SPDR S&P EMERGING MARKETS DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $15,617,183 representing 3.2% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

NVDR =Non Voting Depositary Receipt

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chile	$3,642,516	$ —	$—	$3,642,516
China	57,127,921	—	—	57,127,921
Colombia	5,264,520	—	—	5,264,520
Hong Kong	10,628,456	—	—	10,628,456
India	2,152,516	—	—	2,152,516
Indonesia	18,057,475	—	—	18,057,475
Malaysia	34,751,572	—	—	34,751,572
Mexico	1,956,935	—	—	1,956,935
Philippines	813,135	—	—	813,135
Poland	3,517,538	—	—	3,517,538
Qatar	2,263,784	—	—	2,263,784
Russia	28,877,147	—	—	28,877,147
South Africa	130,282,923	—	—	130,282,923
Taiwan	98,548,578	—	—	98,548,578
Thailand	69,984,577	15,617,183	—	85,601,760
Turkey	1,391,125	—	—	1,391,125
Short-Term Investments	39,551,760	—	—	39,551,760

TOTAL INVESTMENTS	$508,812,478	$15,617,183	$—	$524,429,661

See accompanying notes to financial statements.

23

SPDR S&P EMERGING MARKETS DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,195	$26,195	$21,808,503	$21,120,789	$—	$—	713,909	$713,909	$4,679
State Street Navigator Securities Lending Government Money Market Portfolio	16,561,043	16,561,043	79,261,261	56,984,453	—	—	38,837,851	38,837,851	48,726

Total		$16,587,238	$101,069,764	$78,105,242	$—	$—		$39,551,760	$53,405

See accompanying notes to financial statements.

24

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.7%
BRAZIL – 4.5%
CVC Brasil Operadora e Agencia de Viagens SA	108,309	$1,976,454
Other Securities	6,515,807	23,410,015

		25,386,469

CHILE – 1.5%
Vina Concha y Toro SA	635,708	1,375,130
Other Securities	12,104,567	6,741,564

		8,116,694

CHINA – 15.1%
Boshiwa International Holding, Ltd. (a) (b) (c)	1,843,000	—
China Animal Healthcare, Ltd. (a) (b) (c)	1,059,700	—
China Forestry Holdings Co., Ltd. (b) (c)	1,642,000	—
China Hongxing Sports, Ltd. (a) (b) (c)	4,053,000	—
China Shanshui Cement Group, Ltd. (a) (b) (c)	1,224,000	58,484
Chinasoft International, Ltd. (a) (b)	1,934,000	1,734,816
Coolpad Group, Ltd. (a) (c)	2,353,600	107,959
Fu Shou Yuan International Group, Ltd.	1,508,000	1,494,877
Future Land Holdings Co., Ltd. Class A	531,529	2,955,144
Genscript Biotech Corp. (b)	510,000	1,631,054
Kingdee International Software Group Co., Ltd. (a) (b)	1,928,000	1,940,701
Li Ning Co., Ltd. (a)	2,197,249	2,250,918
Luye Pharma Group, Ltd. (b)	1,916,500	1,833,889
National Agricultural Holdings, Ltd. (a) (c)	396,000	30,022
Real Gold Mining, Ltd. (a) (c)	251,500	—
Silergy Corp.	64,000	1,442,124
Other Securities	212,990,312	69,061,947

		84,541,935

COLOMBIA – 0.0% (d)
Other Security	189,675	203,046

CZECH REPUBLIC – 0.5%
Moneta Money Bank A/S (e)	506,469	2,097,947
Other Security	1,032	857,971

		2,955,918

EGYPT – 1.1%
Eastern Tobacco	43,562	1,469,742
ElSewedy Electric Co.	107,126	1,316,380
Other Securities	6,774,877	3,604,028

		6,390,150

See accompanying notes to financial statements.

25

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GREECE – 0.9%
Other Securities	1,484,038	$5,100,962

HONG KONG – 2.8%
Anxin-China Holdings, Ltd. (a) (c)	2,248,000	—
China High Precision Automation Group, Ltd. (a) (c)	1,226,000	—
China Lumena New Materials Corp. (a) (b) (c)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a) (b) (c)	693,675	—
Hua Han Health Industry Holdings, Ltd. (a) (c)	2,414,560	122,292
SSY Group, Ltd.	1,969,562	1,729,073
Other Securities	92,963,034	14,065,788

		15,917,153

HUNGARY – 0.2%
Other Security	571,848	1,021,657

INDIA – 13.1%
Bharat Financial Inclusion, Ltd. (a)	104,983	1,765,526
Chennai Super Kings Cricket, Ltd. (a) (c)	418,560	—
Escorts, Ltd.	114,143	1,431,738
Info Edge India, Ltd.	84,867	1,529,440
Jubilant Foodworks, Ltd.	54,417	1,940,547
Jubilant Life Sciences, Ltd.	106,181	1,366,626
MakeMyTrip, Ltd. (a) (b)	38,166	1,324,360
Mindtree, Ltd.	170,441	2,017,303
NCC, Ltd.	736,612	1,327,606
PI Industries, Ltd.	97,293	1,320,477
Tata Global Beverages, Ltd.	384,936	1,527,133
WNS Holdings, Ltd. ADR (a)	51,952	2,354,984
Other Securities	32,680,327	55,229,618

		73,135,358

INDONESIA – 3.1%
Indah Kiat Pulp & Paper Corp. Tbk PT	2,528,300	2,020,069
Other Securities	195,537,086	15,269,960

		17,290,029

MALAYSIA – 5.0%
Bursa Malaysia Bhd	490,073	1,388,625
My EG Services Bhd	2,818,450	2,069,389
Top Glove Corp. Bhd	855,300	2,155,940
Other Securities	55,227,495	22,474,555

		28,088,509

MEXICO – 2.0%
Other Securities	12,537,721	11,386,180

See accompanying notes to financial statements.

26

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MONACO – 0.2%
Other Securities	196,530	$1,270,391

PAKISTAN – 1.3%
Other Securities	6,288,218	7,072,336

PERU – 0.6%
Ferreycorp SAA	1,893,991	1,490,800
Other Securities	2,434,755	1,822,275

		3,313,075

PHILIPPINES – 1.2%
Other Securities	30,649,765	6,808,816

POLAND – 2.0%
Other Securities	1,984,760	10,919,961

QATAR – 0.5%
Other Securities	876,138	2,760,785

RUSSIA – 0.9%
Globaltrans Investment PLC GDR	111,827	1,326,268
Other Securities	707,389	3,762,719

		5,088,987

SINGAPORE – 0.3%
Other Securities	3,674,160	1,430,380

SOUTH AFRICA – 5.6%
Coronation Fund Managers, Ltd.	210,012	1,431,068
Hosken Consolidated Investments, Ltd.	113,266	1,376,542
JSE, Ltd.	111,331	1,741,363
Reunert, Ltd.	253,706	1,594,769
Other Securities	16,759,487	25,258,296

		31,402,038

TAIWAN – 29.0%
Accton Technology Corp.	487,341	1,587,866
Acer, Inc. (a)	2,343,000	1,944,665
Chipbond Technology Corp.	685,000	1,609,305
Chroma ATE, Inc.	326,680	2,011,149
King’s Town Bank Co., Ltd.	1,174,000	1,485,770
Micro-Star International Co., Ltd.	578,000	1,936,777
Realtek Semiconductor Corp.	440,053	1,894,113
Silicon Motion Technology Corp. ADR	31,543	1,517,849
Sino-American Silicon Products, Inc. (a)	425,058	1,567,162
Synnex Technology International Corp.	1,077,000	1,606,801
Teco Electric and Machinery Co., Ltd.	1,773,000	1,462,450
Tripod Technology Corp.	427,353	1,437,848

See accompanying notes to financial statements.

27

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Walsin Lihwa Corp	2,550,000	$1,556,745
Other Securities	139,547,036	140,634,936

		162,253,436

THAILAND – 5.8%
Beauty Community PCL (f)	2,432,400	1,656,863
Inter Far East Energy Corp. NVDR (a) (c)	283,900	—
International Engineering PCL (a) (c)	127,711,868	—
Srisawad Corp. PCL NVDR	730,309	1,424,651
Other Securities	88,628,451	29,260,160

		32,341,674

TURKEY – 1.6%
Other Securities	9,579,405	8,970,575

UNITED ARAB EMIRATES – 0.7%
Other Securities	14,593,121	3,836,243

UNITED KINGDOM – 0.0% (d)
Other Security	1,269,532	128,574

UNITED STATES – 0.2%
Other Securities	64,851	1,089,844

TOTAL COMMON STOCKS (Cost $580,255,960)		558,221,175

WARRANTS - 0.0% (d)
INDONESIA – 0.0% (d)
Other Security	2,135,866	97,737

MALAYSIA – 0.0% (d)
Other Securities	354,041	30,403

THAILAND – 0.0% (d)
International Engineering PCL (expiring 5/22/19) (a) (c)	13,635,806	—
Other Security	2,640,860	22,802

		22,802

TOTAL WARRANTS (Cost $0)		150,942

SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	823,507	823,507

See accompanying notes to financial statements.

28

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	19,823,794	$19,823,794

TOTAL SHORT-TERM INVESTMENTS (Cost $20,647,301)		20,647,301

TOTAL INVESTMENTS - 103.4% (Cost $600,903,261)		579,019,418

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%		(19,272,977)

NET ASSETS - 100.0%		$559,746,441

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $318,757, representing less than 0.05% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $7,937,267 representing 1.4% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

  ADR American Depositary Receipt

  GDR Global Depositary Receipt

NVDR Non Voting Depositary Receipt

See accompanying notes to financial statements.

29

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$25,386,469	$—	$—		$25,386,469
Chile	8,116,694	—	—		8,116,694
China	84,345,470	—	196,465		84,541,935
Colombia	203,046	—	—		203,046
Czech Republic	2,955,918	—	—		2,955,918
Egypt	6,390,150	—	—		6,390,150
Greece	5,100,962	—	—		5,100,962
Hong Kong	15,742,571	52,290	122,292		15,917,153
Hungary	1,021,657	—	—		1,021,657
India	73,135,358	—	0	(a)	73,135,358
Indonesia	17,290,029	—	—		17,290,029
Malaysia	28,088,509	—	—		28,088,509
Mexico	11,386,180	—	—		11,386,180
Monaco	1,270,391	—	—		1,270,391
Pakistan	7,072,336	—	—		7,072,336
Peru	3,313,075	—	—		3,313,075
Philippines	6,808,816	—	—		6,808,816
Poland	10,919,961	—	—		10,919,961
Qatar	2,760,785	—	—		2,760,785
Russia	5,088,987	—	—		5,088,987
Singapore	1,430,380	—	—		1,430,380
South Africa	31,402,038	—	—		31,402,038
Taiwan	162,253,436	—	—		162,253,436
Thailand	24,624,557	7,717,117	0	(a)	32,341,674
Turkey	8,970,575	—	—		8,970,575
United Arab Emirates	3,672,476	163,767	—		3,836,243
United Kingdom	128,574	—	—		128,574
United States	1,089,844	—	—		1,089,844
Warrants
Indonesia	97,737	—	—		97,737
Malaysia	26,310	4,093	—		30,403
Thailand	22,802	—	0	(a)	22,802
Short-Term Investments	20,647,301	—	—		20,647,301

TOTAL INVESTMENTS	$570,763,394	$7,937,267	$318,757		$579,019,418

See accompanying notes to financial statements.

30

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	379,285	$379,285	$25,055,869	$24,611,647	$—	$—	823,507	$823,507	$6,544
State Street Navigator Securities Lending Government Money Market Portfolio	16,261,252	16,261,252	39,107,436	35,544,894	—	—	19,823,794	19,823,794	405,535

Total		$16,640,537	$64,163,305	$60,156,541	$—	$—		$20,647,301	$412,079

See accompanying notes to financial statements.

31

SPDR S&P INTERNATIONAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 11.5%
AusNet Services	6,625,387	$8,512,355
carsales.com, Ltd.	833,032	8,632,582
Charter Hall Group REIT	1,311,453	5,764,093
Commonwealth Bank of Australia	364,791	20,233,273
DuluxGroup, Ltd.	1,297,515	7,345,010
Goodman Group REIT	668,420	4,322,158
GPT Group REIT	1,554,825	5,653,059
Investa Office Fund REIT	1,521,418	5,029,786
Mirvac Group REIT	3,666,579	6,046,766
Sonic Healthcare, Ltd.	808,360	14,186,802
Stockland REIT	2,072,642	6,406,975
Transurban Group Stapled Security	2,113,050	18,509,707
Vicinity Centres REIT	4,327,244	7,999,302
Westpac Banking Corp.	1,052,605	23,107,807

		141,749,675

BELGIUM — 0.6%
bpost SA	327,016	7,384,039

CANADA — 13.6%
BCE, Inc.	425,151	18,282,235
Canadian Imperial Bank of Commerce (a)	206,991	18,257,915
Emera, Inc.	550,246	17,396,181
Fortis, Inc.	443,132	14,948,079
H&R Real Estate Investment Trust	401,068	6,542,145
Intact Financial Corp.	131,286	9,858,288
Power Corp. of Canada	648,827	14,795,822
Royal Bank of Canada	192,181	14,834,868
SmartCentres Real Estate Investment Trust	183,716	4,148,127
Sun Life Financial, Inc.	389,532	15,986,145
TELUS Corp.	497,737	17,465,675
Toronto-Dominion Bank	266,125	15,091,254

		167,606,734

FINLAND — 1.1%
Kone Oyj Class B	270,343	13,475,473

FRANCE — 2.3%
Bureau Veritas SA	480,073	12,463,724
Danone SA	135,034	10,915,888
ICADE REIT	48,312	4,687,964

		28,067,576

See accompanying notes to financial statements.

32

SPDR S&P INTERNATIONAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GERMANY — 5.6%
Axel Springer SE	174,867	$14,624,098
Deutsche EuroShop AG	263,368	9,652,317
Deutsche Post AG	277,685	12,130,471
Fielmann AG	74,815	6,045,140
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	90,961	21,126,352
Talanx AG (b)	132,336	5,751,708

		69,330,086

HONG KONG — 6.9%
CK Infrastructure Holdings, Ltd.	1,784,500	14,586,047
CLP Holdings, Ltd.	1,579,500	16,080,177
Hang Seng Bank, Ltd.	618,200	14,304,387
Link REIT	654,500	5,587,388
Power Assets Holdings, Ltd.	2,214,500	19,737,303
Sino Land Co., Ltd.	4,244,597	6,868,542
Yue Yuen Industrial Holdings, Ltd.	2,038,500	8,090,832

		85,254,676

ITALY — 1.4%
Atlantia SpA	545,720	16,879,523

JAPAN — 6.8%
Activia Properties, Inc. REIT	1,072	4,782,924
Advance Residence Investment Corp. REIT	1,980	5,019,351
Daiwa House REIT Investment Corp.	1,791	4,317,935
GLP J - REIT	3,920	4,323,611
Hikari Tsushin, Inc.	65,300	10,419,756
Japan Prime Realty Investment Corp. REIT	1,433	5,187,635
Japan Real Estate Investment Corp. REIT	813	4,212,158
Japan Retail Fund Investment Corp. REIT	2,794	5,411,979
Kenedix Office Investment Corp. REIT	771	4,690,522
Lawson, Inc. (a)	226,900	15,446,695
Nippon Building Fund, Inc. REIT	795	4,395,487
Nippon Prologis REIT, Inc.	2,307	4,991,450
Orix JREIT, Inc. REIT	3,304	5,132,307
United Urban Investment Corp. REIT	3,378	5,279,018

		83,610,828

MALAYSIA — 3.6%
Gamuda Bhd	6,974,500	9,286,110
Public Bank Bhd	2,590,000	16,070,321
Tenaga Nasional Bhd	4,522,000	18,892,327

		44,248,758

See accompanying notes to financial statements.

33

SPDR S&P INTERNATIONAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 1.0%
Spark New Zealand, Ltd.	5,021,837	$12,099,991

PORTUGAL — 2.4%
EDP - Energias de Portugal SA	7,851,497	29,818,244

RUSSIA — 2.1%
Gazprom PJSC ADR	5,393,901	26,246,722

SINGAPORE — 3.5%
CapitaLand, Ltd.	4,092,600	11,142,059
Singapore Exchange, Ltd.	2,086,000	11,724,106
Singapore Telecommunications, Ltd.	7,859,800	20,199,440

		43,065,605

SOUTH AFRICA — 1.7%
AVI, Ltd.	954,162	8,924,168
Shoprite Holdings, Ltd.	572,799	12,210,366

		21,134,534

SPAIN — 5.2%
Enagas SA	925,387	25,299,688
Iberdrola SA	2,681,731	19,696,421
Red Electrica Corp. SA	934,050	19,218,450

		64,214,559

SWEDEN — 3.5%
ICA Gruppen AB (a)	342,174	12,069,327
Intrum Justitia AB (a)	338,054	9,554,542
Skanska AB Class B	1,076,231	21,929,935

		43,553,804

SWITZERLAND — 9.4%
Baloise Holding AG	90,593	13,821,676
Helvetia Holding AG	21,629	12,863,111
Nestle SA	129,538	10,229,390
PSP Swiss Property AG	73,389	7,142,706
Roche Holding AG Bearer Shares	33,820	7,833,413
Schindler Holding AG	31,497	6,775,670
Swiss Prime Site AG (b)	140,193	13,534,715
Swiss Re AG	239,810	24,361,651
Swisscom AG (a)	39,094	19,334,710

		115,897,042

TAIWAN — 1.8%
Hua Nan Financial Holdings Co., Ltd.	6,466,350	3,881,096

See accompanying notes to financial statements.

34

SPDR S&P INTERNATIONAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Taiwan Mobile Co., Ltd.	4,870,000	$18,205,920

		22,087,016

THAILAND — 1.3%
Bangkok Bank PCL (c)	2,243,092	15,350,869

UNITED KINGDOM — 14.2%
Diageo PLC	319,755	10,819,082
Experian PLC	432,571	9,329,713
Imperial Brands PLC	560,561	19,076,972
Kingfisher PLC	3,107,452	12,750,466
National Grid PLC	1,990,603	22,400,776
Pennon Group PLC	1,584,620	14,302,170
RELX PLC	319,598	6,568,065
Segro PLC REIT	684,725	5,774,720
SSE PLC	1,721,032	30,806,004
Ultra Electronics Holdings PLC	345,191	6,696,955
United Utilities Group PLC	1,937,888	19,447,929
WPP PLC	1,043,630	16,579,847

		174,552,699

TOTAL COMMON STOCKS (Cost $1,198,144,738)		1,225,628,453

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	1,136,427	1,136,427
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	33,995,826	33,995,826

TOTAL SHORT-TERM INVESTMENTS (Cost $35,132,253)		35,132,253

TOTAL INVESTMENTS — 102.4% (Cost $1,233,276,991)		1,260,760,706

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(29,178,172)

NET ASSETS — 100.0%		$1,231,582,534

See accompanying notes to financial statements.

35

SPDR S&P INTERNATIONAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $15,350,869 representing 1.3% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

REIT =Real Estate Investment Trust

See accompanying notes to financial statements.

36

SPDR S&P INTERNATIONAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$141,749,675	$—	$—	$141,749,675
Belgium	7,384,039	—	—	7,384,039
Canada	167,606,734	—	—	167,606,734
Finland	13,475,473	—	—	13,475,473
France	28,067,576	—	—	28,067,576
Germany	69,330,086	—	—	69,330,086
Hong Kong	85,254,676	—	—	85,254,676
Italy	16,879,523	—	—	16,879,523
Japan	83,610,828	—	—	83,610,828
Malaysia	44,248,758	—	—	44,248,758
New Zealand	12,099,991	—	—	12,099,991
Portugal	29,818,244	—	—	29,818,244
Russia	26,246,722	—	—	26,246,722
Singapore	43,065,605	—	—	43,065,605
South Africa	21,134,534	—	—	21,134,534
Spain	64,214,559	—	—	64,214,559
Sweden	43,553,804	—	—	43,553,804
Switzerland	115,897,042	—	—	115,897,042
Taiwan	22,087,016	—	—	22,087,016
Thailand	—	15,350,869	—	15,350,869
United Kingdom	174,552,699	—	—	174,552,699
Short-Term Investments	35,132,253	—	—	35,132,253

TOTAL INVESTMENTS	$1,245,409,837	$15,350,869	$—	$1,260,760,706

See accompanying notes to financial statements.

37

SPDR S&P INTERNATIONAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	870,594	$870,594	$38,885,319	$38,619,486	$—	$—	1,136,427	$1,136,427	$8,869
State Street Navigator Securities Lending Government Money Market Portfolio	513,248	513,248	372,357,066	338,874,489	—	—	33,995,826	33,995,826	176,201

Total		$1,383,842	$411,242,385	$377,493,975	$—	$—		$35,132,253	$185,070

See accompanying notes to financial statements.

38

SPDR STOXX EUROPE 50 ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BELGIUM — 1.9%
Anheuser-Busch InBev SA	39,048	$4,287,511

DENMARK — 2.0%
Novo Nordisk A/S Class B	94,633	4,645,072

FRANCE — 17.0%
Air Liquide SA	22,579	2,762,440
Airbus SE	30,043	3,465,760
AXA SA	109,757	2,915,669
BNP Paribas SA	60,661	4,488,920
L’Oreal SA	12,886	2,905,704
LVMH Moet Hennessy Louis Vuitton SE	14,229	4,378,385
Sanofi	60,227	4,839,006
Schneider Electric SE	29,467	2,585,362
TOTAL SA (a)	133,622	7,580,777
Vinci SA	29,276	2,876,808

		38,798,831

GERMANY — 14.9%
Allianz SE	23,175	5,227,227
BASF SE	48,352	4,904,139
Bayer AG	43,533	4,914,352
Daimler AG	52,474	4,450,991
Deutsche Telekom AG	170,924	2,785,295
SAP SE	57,028	5,959,448
Siemens AG	44,741	5,696,161

		33,937,613

ITALY — 2.3%
Eni SpA	133,900	2,352,904
Intesa Sanpaolo SpA	766,918	2,785,725

		5,138,629

NETHERLANDS — 6.8%
ASML Holding NV	22,715	4,473,959
ING Groep NV	204,779	3,450,311
Royal Dutch Shell PLC Class A	242,218	7,681,143

		15,605,413

SPAIN — 4.7%
Banco Bilbao Vizcaya Argentaria SA	351,428	2,778,639
Banco Santander SA	849,382	5,531,225
Telefonica SA	242,254	2,391,831

		10,701,695

See accompanying notes to financial statements.

39

SPDR STOXX EUROPE 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 19.2%
ABB, Ltd.	108,174	$2,566,534
Glencore PLC (b)	638,718	3,170,026
Nestle SA	163,963	12,947,872
Novartis AG	129,695	10,463,906
Roche Holding AG	37,016	8,469,304
UBS Group AG (b)	203,092	3,561,957
Zurich Insurance Group AG (b)	7,977	2,610,685

		43,790,284

UNITED KINGDOM — 30.5%
AstraZeneca PLC	66,675	4,578,844
Barclays PLC	845,689	2,449,777
BP PLC	1,049,715	7,057,149
British American Tobacco PLC	120,853	7,003,391
Diageo PLC	129,880	4,394,561
GlaxoSmithKline PLC	261,259	5,108,928
HSBC Holdings PLC	1,070,639	9,993,592
Imperial Brands PLC	50,280	1,711,125
Lloyds Banking Group PLC	3,798,048	3,445,021
National Grid PLC	178,078	2,003,958
Prudential PLC	136,346	3,401,669
Reckitt Benckiser Group PLC	36,493	3,088,948
Rio Tinto PLC	61,317	3,106,019
Unilever NV	82,283	4,641,851
Unilever PLC	64,875	3,599,768
Vodafone Group PLC	1,404,567	3,826,766

		69,411,367

TOTAL COMMON STOCKS (Cost $240,096,571)		226,316,415

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	162,654	162,654

See accompanying notes to financial statements.

40

SPDR STOXX EUROPE 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	101,922	$101,922

TOTAL SHORT-TERM INVESTMENTS (Cost $264,576)		264,576

TOTAL INVESTMENTS — 99.4% (Cost $240,361,147)		226,580,991

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		1,350,835

NET ASSETS — 100.0%		$227,931,826

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$4,287,511	$—	$—	$4,287,511
Denmark	4,645,072	—	—	4,645,072
France	38,798,831	—	—	38,798,831
Germany	33,937,613	—	—	33,937,613
Italy	5,138,629	—	—	5,138,629
Netherlands	15,605,413	—	—	15,605,413
Spain	10,701,695	—	—	10,701,695
Switzerland	43,790,284	—	—	43,790,284
United Kingdom	69,411,367	—	—	69,411,367
Short-Term Investments	264,576	—	—	264,576

TOTAL INVESTMENTS	$226,580,991	$—	$—	$226,580,991

See accompanying notes to financial statements.

41

SPDR STOXX EUROPE 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,612	$76,612	$3,491,115	$3,405,073	$—	$—	162,654	$162,654	$820
State Street Navigator Securities Lending Government Money Market Portfolio	128,419	128,419	61,184,011	61,210,508	—	—	101,922	101,922	36,771

Total		$205,031	$64,675,126	$64,615,581	$—	$—		$264,576	$37,591

See accompanying notes to financial statements.

42

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,351,775,666	$1,532,236,747
Investments in affiliated issuers, at value	69,874,771	34,977,210

Total Investments	4,421,650,437	1,567,213,957
Foreign currency, at value	2,198,379	8,136,447
Cash	—	8
Dividends receivable — unaffiliated issuers	3,385,322	5,313,594
Dividends receivable — affiliated issuers	1,641	1,713
Securities lending income receivable — unaffiliated issuers	16,043	17,077
Securities lending income receivable — affiliated issuers	41,158	46,306
Receivable from Adviser	—	163,715
Receivable for foreign taxes recoverable	4,129,470	662,478
Other Receivable	1,382	—

TOTAL ASSETS	4,431,423,832	1,581,555,295

LIABILITIES
Payable upon return of securities loaned	69,782,046	32,639,102
Deferred foreign taxes payable	—	24,901
Advisory fee payable	3,174,480	1,330,910
Trustees’ fees and expenses payable	4,982	1,351
Accrued expenses and other liabilities	717	19

TOTAL LIABILITIES	72,962,225	33,996,283

NET ASSETS	$4,358,461,607	$1,547,559,012

NET ASSETS CONSIST OF:
Paid-in Capital	$4,642,869,852	$1,527,698,419
Undistributed (distribution in excess of) net investment income (loss)	(886,792)	5,558,628
Accumulated net realized gain (loss) investments and foreign currency transactions	(374,069,154)	(102,189,006)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	90,168,813	116,467,421
Foreign currency translations	378,888	23,550

NET ASSETS	$4,358,461,607	$1,547,559,012

NET ASSET VALUE PER SHARE
Net asset value per share	$40.17	$38.50

Shares outstanding (unlimited amount authorized, $0.01 par value)	108,500,967	40,200,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,261,606,853	$1,415,744,425
Investments in affiliated issuers	69,874,771	34,977,210

Total cost of investments	$4,331,481,624	$1,450,721,635

Foreign currency, at cost	$2,195,189	$8,141,865

* Includes investments in securities on loan, at value	$68,087,528	$67,362,665

** Includes deferred foreign taxes	$—	$24,901

See accompanying notes to financial statements.

43

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2018 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$484,877,901	$558,372,117
Investments in affiliated issuers, at value	39,551,760	20,647,301

Total Investments	524,429,661	579,019,418
Foreign currency, at value	1,149,419	727,443
Cash	—	1,145
Dividends receivable — unaffiliated issuers	1,121,839	588,190
Dividends receivable — affiliated issuers	2,228	1,034
Securities lending income receivable — unaffiliated issuers	1,580	50,982
Securities lending income receivable — affiliated issuers	26,676	65,661
Receivable for foreign taxes recoverable	18,158	—

TOTAL ASSETS	526,749,561	580,453,873

LIABILITIES
Payable upon return of securities loaned	38,837,851	19,823,794
Advisory fee payable	581,143	882,910
Trustees’ fees and expenses payable	506	722
Accrued expenses and other liabilities	5	6

TOTAL LIABILITIES	39,419,505	20,707,432

NET ASSETS	$487,330,056	$559,746,441

NET ASSETS CONSIST OF:
Paid-in Capital	$656,251,362	$642,223,722
Undistributed (distribution in excess of) net investment income (loss)	836,098	(846,625)
Accumulated net realized gain (loss) investments and foreign currency transactions	(234,373,379)	(59,748,456)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	64,614,997	(21,883,843)
Foreign currency translations	978	1,643

NET ASSETS	$487,330,056	$559,746,441

NET ASSET VALUE PER SHARE
Net asset value per share	$35.06	$51.83

Shares outstanding (unlimited amount authorized, $0.01 par value)	13,900,000	10,800,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$420,262,904	$580,255,960
Investments in affiliated issuers	39,551,760	20,647,301

Total cost of investments	$459,814,664	$600,903,261

Foreign currency, at cost	$1,147,993	$725,192

* Includes investments in securities on loan, at value	$37,897,145	$35,948,563

See accompanying notes to financial statements.

44

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2018 (Unaudited)

	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,225,628,453	$226,316,415
Investments in affiliated issuers, at value	35,132,253	264,576

Total Investments	1,260,760,706	226,580,991
Foreign currency, at value	2,622,755	485,427
Cash	7	—
Dividends receivable — unaffiliated issuers	2,916,291	814,455
Dividends receivable — affiliated issuers	2,217	309
Securities lending income receivable — unaffiliated issuers	55,574	—
Securities lending income receivable — affiliated issuers	74,741	12
Receivable for foreign taxes recoverable	568,958	353,131

TOTAL ASSETS	1,267,001,249	228,234,325

LIABILITIES
Payable upon return of securities loaned	33,995,826	101,922
Advisory fee payable	1,420,784	200,189
Trustees’ fees and expenses payable	2,085	388
Accrued expenses and other liabilities	20	—

TOTAL LIABILITIES	35,418,715	302,499

NET ASSETS	$1,231,582,534	$227,931,826

NET ASSETS CONSIST OF:
Paid-in Capital	$1,622,844,926	$284,457,678
Undistributed (distribution in excess of) net investment income (loss)	102,875	359,729
Accumulated net realized gain (loss) investments and foreign currency transactions	(418,882,051)	(43,116,786)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	27,483,715	(13,780,156)
Foreign currency translations	33,069	11,361

NET ASSETS	$1,231,582,534	$227,931,826

NET ASSET VALUE PER SHARE
Net asset value per share	$39.92	$34.53

Shares outstanding (unlimited amount authorized, $0.01 par value)	30,851,326	6,600,370

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,198,144,738	$240,096,571
Investments in affiliated issuers	35,132,253	264,576

Total cost of investments	$1,233,276,991	$240,361,147

Foreign currency, at cost	$2,624,002	$489,805

* Includes investments in securities on loan, at value	$52,568,218	$91,479

See accompanying notes to financial statements.

45

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$27,704,750	$16,108,102
Dividend income — affiliated issuers	7,045	13,344
Dividend income — non-cash	2,599,092	1,282,927
Unaffiliated securities lending income	68,724	54,966
Affiliated securities lending income	747,194	149,706
Foreign taxes withheld	(4,038,982)	(1,361,645)

TOTAL INVESTMENT INCOME (LOSS)	27,087,823	16,247,400

EXPENSES
Advisory fee	6,380,033	2,653,438
Trustees’ fees and expenses	35,727	12,675
Miscellaneous expenses	15,233	78

TOTAL EXPENSES	6,430,993	2,666,191

Expenses waived/reimbursed by the Adviser	—	(324,922)

NET EXPENSES	6,430,993	2,341,269

NET INVESTMENT INCOME (LOSS)	20,656,830	13,906,131

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,954,791)	(1,297,505)
In-kind redemptions — unaffiliated issuers	75,094,718	24,635,409
Foreign currency transactions	131,150	78,381

Net realized gain (loss)	69,271,077	23,416,285

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(195,224,055)	15,464,757
Foreign currency translations	64,012	918

Net change in unrealized appreciation/depreciation	(195,160,043)	15,465,675

NET REALIZED AND UNREALIZED GAIN (LOSS)	(125,888,966)	38,881,960

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(105,232,136)	$52,788,091

* Includes foreign deferred taxes	$—	$115,360

See accompanying notes to financial statements.

46

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$4,173,409	$3,351,091
Dividend income — affiliated issuers	4,679	6,544
Dividend income — non-cash	622,980	—
Unaffiliated securities lending income	11,324	285,428
Affiliated securities lending income	48,726	405,535
Foreign taxes withheld	(491,443)	(335,623)

TOTAL INVESTMENT INCOME (LOSS)	4,369,675	3,712,975

EXPENSES
Advisory fee	1,121,260	1,686,706
Trustees’ fees and expenses	3,675	4,173
Miscellaneous expenses	566	160

TOTAL EXPENSES	1,125,501	1,691,039

NET INVESTMENT INCOME (LOSS)	3,244,174	2,021,936

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,985,391	437,805
In-kind redemptions — unaffiliated issuers	3,014,659	—
Foreign currency transactions	(57,682)	51,423

Net realized gain (loss)	5,942,368	489,228

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	60,550,067	29,510,950
Foreign currency translations	16,091	5,516

Net change in unrealized appreciation/depreciation	60,566,158	29,516,466

NET REALIZED AND UNREALIZED GAIN (LOSS)	66,508,526	30,005,694

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$69,752,700	$32,027,630

See accompanying notes to financial statements.

47

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$17,723,186	$3,959,940
Dividend income — affiliated issuers	8,869	820
Dividend income — non-cash	1,003,371	—
Unaffiliated securities lending income	79,279	—
Affiliated securities lending income	176,201	36,771
Foreign taxes withheld	(1,495,186)	(324,838)

TOTAL INVESTMENT INCOME (LOSS)	17,495,720	3,672,693

EXPENSES
Advisory fee	2,881,870	427,172
Trustees’ fees and expenses	11,096	2,522
Miscellaneous expenses	584	1,217

TOTAL EXPENSES	2,893,550	430,911

NET INVESTMENT INCOME (LOSS)	14,602,170	3,241,782

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,252,123	(501,011)
In-kind redemptions — unaffiliated issuers	3,931,487	10,005,763
Foreign currency transactions	27,834	36,446

Net realized gain (loss)	11,211,444	9,541,198

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(15,897,951)	(15,811,961)
Foreign currency translations	70,310	(5,201)

Net change in unrealized appreciation/depreciation	(15,827,641)	(15,817,162)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,616,197)	(6,275,964)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,985,973	$(3,034,182)

See accompanying notes to financial statements.

48

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,656,830	$89,168,391
Net realized gain (loss)	69,271,077	(47,488,563)
Net change in unrealized appreciation/depreciation	(195,160,043)	767,645,429

Net increase (decrease) in net assets resulting from operations	(105,232,136)	809,325,257

Net equalization credits and charges	(47,711)	11,045,586

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,543,622)	(96,010,453)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	320,267,379	1,783,480,945
Cost of shares redeemed	(390,697,072)	(479,844,142)
Net income equalization	47,711	(11,045,586)

Net increase (decrease) in net assets from beneficial interest transactions	(70,381,982)	1,292,591,217

Net increase (decrease) in net assets during the period	(197,205,451)	2,016,951,607

Net assets at beginning of period	4,555,667,058	2,538,715,451

NET ASSETS AT END OF PERIOD	$4,358,461,607	$4,555,667,058

Undistributed (distribution in excess of) net investment income (loss)	$(886,792)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	7,700,000	46,900,000
Shares redeemed	(9,500,000)	(14,100,000)

Net increase (decrease)	(1,800,000)	32,800,000

See accompanying notes to financial statements.

49

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,906,131	$30,530,226
Net realized gain (loss)	23,416,285	(2,679,958)
Net change in unrealized appreciation/depreciation	15,465,675	194,915,268

Net increase (decrease) in net assets resulting from operations	52,788,091	222,765,536

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,865,746)	(27,970,511)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	123,202,349	419,780,280
Cost of shares redeemed	(72,460,933)	—
Other capital	120,679	(99,689)

Net increase (decrease) in net assets from beneficial interest transactions	50,862,095	419,680,591

Net increase (decrease) in net assets during the period	85,784,440	614,475,616

Net assets at beginning of period	1,461,774,572	847,298,956

NET ASSETS AT END OF PERIOD	$1,547,559,012	$1,461,774,572

Undistributed (distribution in excess of) net investment income (loss)	$5,558,628	$9,518,243

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,200,000	12,600,000
Shares redeemed	(1,800,000)	—

Net increase (decrease)	1,400,000	12,600,000

See accompanying notes to financial statements.

50

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,244,174	$14,349,782
Net realized gain (loss)	5,942,368	28,726,180
Net change in unrealized appreciation/depreciation	60,566,158	3,575,929

Net increase (decrease) in net assets resulting from operations	69,752,700	46,651,891

Net equalization credits and charges	42,311	447,960

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,436,133)	(13,211,413)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	21,595,993	95,845,524
Cost of shares redeemed	(23,458,636)	(6,518,090)
Net income equalization	(42,311)	(447,960)
Other capital	18,545	47,441

Net increase (decrease) in net assets from beneficial interest transactions	(1,886,409)	88,926,915

Net increase (decrease) in net assets during the period	64,472,469	122,815,353

Net assets at beginning of period	422,857,587	300,042,234

NET ASSETS AT END OF PERIOD	$487,330,056	$422,857,587

Undistributed (distribution in excess of) net investment income (loss)	$836,098	$1,028,057

SHARES OF BENEFICIAL INTEREST:
Shares sold	650,000	3,250,000
Shares redeemed	(700,000)	(250,000)

Net increase (decrease)	(50,000)	3,000,000

See accompanying notes to financial statements.

51

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,021,936	$9,287,724
Net realized gain (loss)	489,228	20,776,592
Net change in unrealized appreciation/depreciation	29,516,466	37,278,832

Net increase (decrease) in net assets resulting from operations	32,027,630	67,343,148

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,065,060)	(8,720,849)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	58,400,001	133,120,554
Cost of shares redeemed	—	(33,210,110)
Other capital	45,489	249,509

Net increase (decrease) in net assets from beneficial interest transactions	58,445,490	100,159,953

Net increase (decrease) in net assets during the period	80,408,060	158,782,252

Net assets at beginning of period	479,338,381	320,556,129

NET ASSETS AT END OF PERIOD	$559,746,441	$479,338,381

Undistributed (distribution in excess of) net investment income (loss)	$(846,625)	$7,196,499

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,100,000	3,000,000
Shares redeemed	—	(800,000)

Net increase (decrease)	1,100,000	2,200,000

See accompanying notes to financial statements.

52

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,602,170	$44,330,093
Net realized gain (loss)	11,211,444	77,464,040
Net change in unrealized appreciation/depreciation	(15,827,641)	45,336,374

Net increase (decrease) in net assets resulting from operations	9,985,973	167,130,507

Net equalization credits and charges	(28,977)	(211,475)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,834,326)	(58,780,820)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	36,351,454	226,668,368
Cost of shares redeemed	(46,882,129)	(93,577,293)
Net income equalization	28,977	211,475
Other capital	—	12,771

Net increase (decrease) in net assets from beneficial interest transactions	(10,501,698)	133,315,321

Net increase (decrease) in net assets during the period	(20,379,028)	241,453,533

Net assets at beginning of period	1,251,961,562	1,010,508,029

NET ASSETS AT END OF PERIOD	$1,231,582,534	$1,251,961,562

Undistributed (distribution in excess of) net investment income (loss)	$102,875	$5,335,031

SHARES OF BENEFICIAL INTEREST:
Shares sold	900,000	5,950,000
Shares redeemed	(1,150,000)	(2,450,000)

Net increase (decrease)	(250,000)	3,500,000

See accompanying notes to financial statements.

53

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR STOXX Europe 50 ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,241,782	$6,456,978
Net realized gain (loss)	9,541,198	(5,560,708)
Net change in unrealized appreciation/depreciation	(15,817,162)	39,673,053

Net increase (decrease) in net assets resulting from operations	(3,034,182)	40,569,323

Net equalization credits and charges	(298,771)	837,646

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,882,053)	(7,278,371)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	115,916,959
Cost of shares redeemed	(83,816,536)	(17,804,866)
Net income equalization	298,771	(837,646)
Other capital	—	41,867

Net increase (decrease) in net assets from beneficial interest transactions	(83,517,765)	97,316,314

Net increase (decrease) in net assets during the period	(89,732,771)	131,444,912

Net assets at beginning of period	317,664,597	186,219,685

NET ASSETS AT END OF PERIOD	$227,931,826	$317,664,597

Undistributed (distribution in excess of) net investment income (loss)	$359,729	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	3,400,000
Shares redeemed	(2,350,000)	(600,000)

Net increase (decrease)	(2,350,000)	2,800,000

See accompanying notes to financial statements.

54

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$41.30		$32.76	$33.77	$39.88	$38.33	$30.96

Income (loss) from investment operations:
Net investment income (loss) (a)	0.19		1.04	1.05	1.20	1.32	1.19
Net realized and unrealized gain (loss) (b)	(1.12)		8.34	(0.83)	(6.11)	1.46	7.19

Total from investment operations	(0.93)		9.38	0.22	(4.91)	2.78	8.38

Net equalization credits and charges (a)	(0.00	)(c)	0.13	(0.06)	(0.01)	0.06	0.13

Distributions to shareholders from:
Net investment income	(0.20)		(0.97)	(1.17)	(1.19)	(1.29)	(1.14)

Net asset value, end of period	$40.17		$41.30	$32.76	$33.77	$39.88	$38.33

Total return (d)	(2.25)%		29.30%	0.62%	(12.60)%	7.20%	28.10	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,358,462		$4,555,667	$2,538,715	$4,044,421	$4,949,488	$3,285,263
Ratios to average net assets:
Total expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.94	%(f)	2.83%	3.13%	3.16%	3.16%	3.43%
Portfolio turnover rate (g)	1	%(h)	4%	7%	6%	6%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 28.10%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

55

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$37.67		$32.34		$30.31	$35.09	$34.29	$30.49

Income (loss) from investment operations:
Net investment income (loss) (a)	0.35		0.90		0.87	0.94	1.17	0.90
Net realized and unrealized gain (loss) (b)	0.92		5.22		2.00	(4.92)	0.72	3.88

Total from investment operations	1.27		6.12		2.87	(3.98)	1.89	4.78

Other capital	0.00	(c)	(0.00	)(c)	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.44)		(0.79)		(0.84)	(0.80)	(1.09)	(0.98)

Net asset value, end of period	$38.50		$37.67		$32.34	$30.31	$35.09	$34.29

Total return (d)	3.33%		19.24%		9.66%	(11.58)%	5.43%	15.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,547,559		$1,461,775		$847,299	$715,311	$575,494	$493,824
Ratios to average net assets:
Total expenses	0.34	%(e)	0.34%		0.34%	0.34%	0.35%	0.34%
Net expenses	0.30	%(e)	0.30%		0.30%	0.32%	0.35%	0.34%
Net investment income (loss)	1.78	%(e)	2.62%		2.80%	2.74%	3.25%	2.76%
Portfolio turnover rate (f)	0	%(g)(h)	3%		7%	8%	3%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount is less than 0.005%.
(h)	Not annualized.

See accompanying notes to financial statements.

56

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$30.31		$27.40	$25.06	$36.66	$40.34	$43.70

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23		1.18	1.28	1.44	1.77	2.45
Net realized and unrealized gain (loss) (b)	4.76		2.70	2.29	(11.68)	(3.86)	(3.87)

Total from investment operations	4.99		3.88	3.57	(10.24)	(2.09)	(1.42)

Net equalization credits and charges (a)	0.00	(c)	0.04	0.04	(0.03)	0.04	0.09

Other capital	0.00	(c)	0.00 (c)	0.02	0.01	0.01	0.05

Distributions to shareholders from:
Net investment income	(0.24)		(1.01)	(1.29)	(1.34)	(1.64)	(2.08)

Net asset value, end of period	$35.06		$30.31	$27.40	$25.06	$36.66	$40.34

Total return (d)	16.49%		14.47%	14.70%	(28.56)%	(5.16)%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$487,330		$422,858	$300,042	$298,163	$491,217	$538,651
Ratios to average net assets:
Total expenses	0.49	%(e)	0.49%	0.49%	0.53%	0.59%	0.60%
Net investment income (loss)	1.42	%(e)	4.05%	4.91%	4.32%	4.50%	5.71%
Portfolio turnover rate (f)	12	%(g)	123%	48%	78%	67%	85%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

57

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$49.42		$42.74	$37.00	$48.31	$46.15	$44.43

Income (loss) from investment operations:
Net investment income (loss) (a)	0.20		1.04	0.89	1.01	1.01	0.95
Net realized and unrealized gain (loss) (b)	3.25		6.61	5.84	(11.19)	2.11	1.81

Total from investment operations	3.45		7.65	6.73	(10.18)	3.12	2.76

Net equalization credits and charges (a)	—		—	—	0.00 (c)	—	—

Other capital	0.00	(c)	0.03	0.04	0.04	0.05	0.03

Distributions to shareholders from:
Net investment income	(1.04)		(1.00)	(1.03)	(1.17)	(1.01)	(1.07)

Net asset value, end of period	$51.83		$49.42	$42.74	$37.00	$48.31	$46.15

Total return (d)	6.98%		18.46%	18.67%	(21.38)%	6.90%	6.29	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$559,746		$479,338	$320,556	$373,681	$570,082	$761,466
Ratios to average net assets:
Total expenses	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	0.78	%(f)	2.30%	2.29%	2.26%	2.10%	2.05%
Portfolio turnover rate (g)	2	%(h)	34%	19%	12%	23%	18%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 6.29%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

58

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$40.25		$36.61	$33.95	$46.33	$46.60	$45.27

Income (loss) from investment operations:
Net investment income (loss) (a)	0.46		1.51	1.68	2.05	2.41	3.27
Net realized and unrealized gain (loss) (b)	(0.16)		4.13	2.56	(12.36)	(0.29)	1.20

Total from investment operations	0.30		5.64	4.24	(10.31)	2.12	4.47

Net equalization credits and charges (a)	(0.00	)(c)	(0.01)	0.05	(0.01)	0.03	0.00 (c)

Other capital	—		0.00 (c)	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.63)		(1.99)	(1.63)	(2.06)	(2.42)	(3.14)

Net asset value, end of period	$39.92		$40.25	$36.61	$33.95	$46.33	$46.60

Total return (d)	0.71%		15.84%	12.98%	(22.86)%	4.43%	10.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,231,583		$1,251,962	$1,010,508	$974,416	$1,450,114	$1,304,826
Ratios to average net assets:
Total expenses	0.45	%(e)	0.45%	0.45%	0.46%	0.46%	0.45%
Net investment income (loss)	2.28	%(e)	3.95%	4.81%	4.84%	4.96%	6.97%
Portfolio turnover rate (f)	7	%(g)	122%	39%	76%	62%	121%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

59

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14		Year Ended 9/30/13
Net asset value, beginning of period	$35.49		$30.28	$31.54	$36.86	$36.47		$31.50

Income (loss) from investment operations:
Net investment income (loss) (a)	0.39		0.95	1.10	1.23	2.03	(b)	1.19
Net realized and unrealized gain (loss) (c)	(0.92)		5.14	(1.21)	(5.37)	0.22		4.84

Total from investment operations	(0.53)		6.09	(0.11)	(4.14)	2.25		6.03

Net equalization credits and charges (a)	(0.04)		0.12	(0.04)	0.04	0.11		0.13

Other capital	—		0.01	—	—	—		—

Distributions to shareholders from:
Net investment income	(0.39)		(1.01)	(1.11)	(1.22)	(1.97)		(1.19)

Net asset value, end of period	$34.53		$35.49	$30.28	$31.54	$36.86		$36.47

Total return (d)	(1.60)%		20.83%	(0.42)%	(11.36)%	6.33	%(b)	19.94	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$227,932		$317,665	$186,220	$247,626	$261,730		$109,419
Ratios to average net assets:
Total expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.29%		0.29%
Net investment income (loss)	2.20	%(f)	2.92%	3.57%	3.50%	5.28	%(b)	3.47%
Portfolio turnover rate (g)	1	%(h)	8%	8%	9%	9%		12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

60

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of March 31, 2018, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR EURO STOXX 50 ETF

SPDR MSCI ACWI ex-US ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR S&P International Dividend ETF

SPDR STOXX Europe 50 ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

61

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within

62

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The SPDR S&P Emerging Markets Dividend ETF and SPDR S&P International Dividend ETF had transfers of securities from Level 1 to Level 2 during the period ended March 31, 2018 in the amounts of $12,032,994 and $15,350,869, respectively. At March 31, 2018, these investments were valued using alternative valuation procedures under the valuation policy and procedures adopted by the Board. At September 30, 2017, these investments were valued at exchange closing prices in accordance with the Fund’s valuation policy.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

63

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

64

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended March 31, 2018:

SPDR EURO STOXX 50 ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P International Dividend ETF

SPDR STOXX Europe 50 ETF

Distributions

The SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P International Dividend ETF, and the SPDR STOXX Europe 50 ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI Ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement” ) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued

65

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI ex-US ETF	0.34
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
SPDR STOXX Europe 50 ETF	0.29

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2019, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF will be limited to 0.30% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of the Fund and, therefore, do not include the Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2019, the waiver may be cancelled or modified at any time. The waiver and/or reimbursement may not be terminated prior to January 31, 2019 except with the approval of the Board. For the period ended March 31, 2018, SPDR MSCI ACWI ex-US ETF waived $324,922.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

66

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

67

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2018, were as follows:

	Purchases	Sales
SPDR EURO STOXX 50 ETF	$40,910,151	$42,943,899
SPDR MSCI ACWI ex-US ETF	7,499,500	12,738,715
SPDR S&P Emerging Markets Dividend ETF	54,805,503	56,455,634
SPDR S&P Emerging Markets Small Cap ETF	38,281,438	12,082,726
SPDR S&P International Dividend ETF	91,751,697	96,715,359
SPDR STOXX Europe 50 ETF	3,090,743	4,309,645

For the period ended March 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$320,239,585	$390,199,496	$75,094,718
SPDR MSCI ACWI ex-US ETF	113,624,393	66,779,349	24,635,409
SPDR S&P Emerging Markets Dividend ETF	14,211,018	15,799,959	3,014,659
SPDR S&P Emerging Markets Small Cap ETF	23,637,671	—	—
SPDR S&P International Dividend ETF	33,392,784	43,562,199	3,931,487
SPDR STOXX Europe 50 ETF	—	82,987,888	10,005,763

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for

68

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$4,334,026,565	$354,858,736	$267,234,864	$87,623,872
SPDR MSCI ACWI ex-US ETF	1,456,112,439	227,983,943	116,882,425	111,101,518
SPDR S&P Emerging Markets Dividend ETF	460,743,413	76,151,111	12,464,863	63,686,248
SPDR S&P Emerging Markets Small Cap ETF	604,844,591	89,963,009	115,788,182	(25,825,173)
SPDR S&P International Dividend ETF	1,235,535,869	82,313,364	57,088,527	25,224,837
SPDR STOXX Europe 50 ETF	241,015,440	9,668,690	24,103,139	(14,434,449)

69

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of March 31, 2018, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$68,087,528	$69,782,046	$213,723	$69,995,769
SPDR MSCI ACWI ex-US ETF	67,362,665	32,639,102	37,399,888	70,038,990

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SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR S&P Emerging Markets Dividend ETF	$37,897,145	$38,837,851	$843,463	$39,681,314
SPDR S&P Emerging Markets Small Cap ETF	35,948,563	19,823,794	19,566,899	39,390,693
SPDR S&P International Dividend ETF	52,568,218	33,995,826	21,099,655	55,095,481
SPDR STOXX Europe 50 ETF	91,479	101,922	—	101,922

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2018:

		Remaining Contractual Maturity of the Agreements As of March 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$69,782,046	$—	$—	$—	$69,782,046	$69,782,046
SPDR MSCI ACWI ex-US ETF	Common Stocks	32,639,102	—	—	—	32,639,102	32,639,102
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	38,837,851	—	—	—	38,837,851	38,837,851
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	19,823,794	—	—	—	19,823,794	19,823,794
SPDR S&P International Dividend ETF	Common Stocks	33,995,826	—	—	—	33,995,826	33,995,826
SPDR STOXX Europe 50 ETF	Common Stocks	101,922	—	—	—	101,922	101,922

9.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

71

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The following Funds participate in the credit facility as of March 31, 2018:

SPDR MSCI ACWI ex-US ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR S&P International Dividend ETF

The Funds had no outstanding loans as of March 31, 2018.

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to

72

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

73

SPDR INDEX SHARES FUNDS

OTHER INFORMATION

March 31, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2017 to March 31, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

74

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2018 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
Annualized Expense Ratio	0.29%	0.30%	0.49%
Actual:
Ending Account Value	$977.50	$1,033.30	$1,164.90
Expenses Paid During Period(a)	1.43	1.52	2.64
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.50	1,023.40	1,022.50
Expenses Paid During Period(a)	1.46	1.51	2.47

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
Annualized Expense Ratio	0.65%	0.45%	0.29%
Actual:
Ending Account Value	$1,069.80	$1,007.10	$984.00
Expenses Paid During Period(a)	3.35	2.25	1.43
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.70	1,022.70	1,023.50
Expenses Paid During Period(a)	3.28	2.27	1.46

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

75

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2018 (Unaudited)

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Full Portfolio Schedule

The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

SPDR MSCI ACWI ex-US ETF

SPDR S&P Emerging Markets Small Cap ETF

76

SPDR® Index Shares Funds

SPDR Index Shares Funds

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Investment Manager and

Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Distributor

State Street Global Advisors Funds

Distributors, LLC

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator

and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds

For more complete information, please call 1.866.787.2257 or visit spdrs.com today.

ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment adviser, administrator and securities lending agent.

Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P

Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2018 State Street Corporation - All Rights Reserved 0515 Exp. Date: 11/30/2018 SPDRISINTLSAR

Semi-Annual Report

March 31, 2018

SPDR® Index Shares Funds

SPDR Portfolio Emerging Markets ETF

(formerly, SPDR S&P Emerging Markets ETF)

SPDR Portfolio Developed World ex-US ETF

(formerly, SPDR Portfolio World ex-US ETF)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR PORTFOLIO EMERGING MARKETS ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	5.5%
Alibaba Group Holding, Ltd. ADR	3.7
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4
Naspers, Ltd.	1.9
China Construction Bank Corp.	1.8
Industrial & Commercial Bank of China, Ltd.	1.2
Baidu, Inc. ADR	1.2
Itau Unibanco Holding SA Preference Shares ADR	1.2
Housing Development Finance Corp., Ltd.	1.0
Banco Bradesco SA Preference Shares ADR	1.0
TOTAL	20.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	25.3%
Information Technology	22.2
Consumer Discretionary	9.7
Energy	8.4
Materials	7.5
Consumer Staples	6.9
Industrials	6.1
Telecommunication Services	4.7
Real Estate	4.0
Utilities	2.5
Health Care	2.0
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

1

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Nestle SA	1.2%
Samsung Electronics Co., Ltd. GDR	1.1
Novartis AG	1.0
HSBC Holdings PLC	1.0
Toyota Motor Corp.	0.9
Roche Holding AG	0.8
TOTAL SA	0.7
Royal Dutch Shell PLC Class A	0.7
BP PLC	0.7
British American Tobacco PLC	0.6
TOTAL	8.7%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	20.6%
Industrials	14.6
Consumer Discretionary	12.2
Consumer Staples	10.1
Health Care	9.1
Information Technology	8.8
Materials	8.1
Energy	5.7
Real Estate	3.9
Telecommunication Services	3.3
Utilities	3.0
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

SPDR PORTFOLIO EMERGING MARKETS ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.3%
BRAZIL – 8.5%
Ambev SA ADR	1,647,853	$11,979,891
Banco Bradesco SA Preference Shares ADR	1,405,188	16,693,633
Itau Unibanco Holding SA Preference Shares ADR	1,268,749	19,792,484
Itausa - Investimentos Itau SA Preference Shares	1,707,925	7,086,378
Petroleo Brasileiro SA Preference Shares ADR (a)	798,594	10,373,736
Vale SA ADR (b)	693,490	8,821,193
Other Securities	10,025,758	71,088,568

		145,835,883

CHILE – 1.8%
SACI Falabella	683,937	6,598,743
Other Securities	7,250,501	23,638,149

		30,236,892

CHINA – 31.5%
AAC Technologies Holdings, Inc.	406,492	7,333,979
Alibaba Group Holding, Ltd. ADR (a)(b)	349,873	64,215,690
Baidu, Inc. ADR (a)	91,225	20,360,508
Bank of China, Ltd. Class H	23,004,900	12,369,644
China Construction Bank Corp. Class H	30,770,280	31,600,277
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	310,600	—
China Life Insurance Co., Ltd. Class H	2,369,260	6,520,650
China Merchants Bank Co., Ltd. Class H	1,559,923	6,390,113
China Mobile, Ltd.	1,773,366	16,257,493
China Overseas Land & Investment, Ltd	1,779,200	6,177,542
China Petroleum & Chemical Corp. Class H	8,859,200	7,777,466
CNOOC, Ltd.	5,807,603	8,554,195
Coolpad Group, Ltd. (a)(c)	253,600	11,633
Industrial & Commercial Bank of China, Ltd. Class H	24,794,590	21,261,622
JD.com, Inc. ADR (a)	271,935	11,010,648
National Agricultural Holdings, Ltd. (a)(b)(c)	72,000	5,459
NetEase, Inc. ADR	31,298	8,775,646
Ping An Insurance Group Co. of China, Ltd. Class H	1,551,000	15,770,269
Tencent Holdings, Ltd.	1,806,167	94,263,217
Other Securities	212,984,997	202,965,916

		541,621,967

COLOMBIA – 0.5%
Other Securities	50,055,029	9,080,559

CZECH REPUBLIC – 0.3%
Other Securities	149,714	4,750,366

See accompanying notes to financial statements.

3

SPDR PORTFOLIO EMERGING MARKETS ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
EGYPT – 0.3%
Other Securities	2,260,931	$5,755,218

GREECE – 0.2%
Other Securities	441,236	3,089,770

HONG KONG – 1.2%
Asian Citrus Holdings, Ltd. (a)(c)	51,000	1,949
China Fiber Optic Network System Group, Ltd. (a)(c)	88,800	—
Hanergy Thin Film Power Group, Ltd. (a)(c)	856,000	—
Hua Han Health Industry Holdings, Ltd. (a)(b)(c)	283,600	14,364
Other Securities	62,777,235	21,036,807

		21,053,120

HUNGARY – 0.6%
Other Securities	495,927	10,923,729

INDIA – 11.0%
CORE Education & Technologies, Ltd. (a)(c)	9,253	—
Era Infra Engineering, Ltd. (a)(c)	2,941	—
HDFC Bank, Ltd.	220,439	6,374,719
Hindustan Unilever, Ltd.	403,334	8,245,498
Housing Development Finance Corp., Ltd.	613,615	17,175,504
ICICI Bank, Ltd. ADR	850,956	7,530,961
Infosys, Ltd. ADR (b)	837,144	14,943,020
Maruti Suzuki India, Ltd.	66,707	9,062,895
Reliance Industries, Ltd. GDR (d)	407,620	11,046,502
Tata Consultancy Services, Ltd.	202,250	8,835,105
Other Securities	27,162,233	105,525,287

		188,739,491

INDONESIA – 2.8%
Bank Central Asia Tbk PT	6,324,787	10,704,016
Bank Rakyat Indonesia Persero Tbk PT	23,987,325	6,272,335
Other Securities	130,202,127	30,358,102

		47,334,453

MACAU – 0.0% (e)
Other Security	35,000	2,141

MALAYSIA – 2.6%
Other Securities	54,221,893	45,459,809

MEXICO – 3.5%
America Movil SAB de CV Series L	10,502,722	9,925,327
Fomento Economico Mexicano SAB de CV	906,720	8,236,903
Other Securities	22,550,624	41,708,912

		59,871,142

See accompanying notes to financial statements.

4

SPDR PORTFOLIO EMERGING MARKETS ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MONACO – 0.0% (e)
Other Security	7,530	$123,868

NETHERLANDS – 0.0% (e)
Other Security	170,558	450,273

PERU – 0.9%
Credicorp, Ltd.	30,548	6,935,618
Other Securities	2,334,539	8,368,586

		15,304,204

PHILIPPINES – 1.4%
Other Securities	54,624,468	23,331,413

POLAND – 1.1%
Other Securities	1,870,810	18,273,169

QATAR – 0.5%
Other Securities	733,713	8,021,548

RUSSIA – 4.3%
Gazprom PJSC ADR	2,193,337	10,672,778
LUKOIL PJSC ADR	178,836	12,321,800
Sberbank of Russia PJSC ADR (f)	339,107	6,317,563
Sberbank of Russia PJSC ADR (f)	355,019	6,621,104
Tatneft PJSC ADR (b)	101,618	6,414,128
Other Securities	3,579,207	32,326,374

		74,673,747

SOUTH AFRICA – 7.4%
FirstRand, Ltd. (b)	1,226,187	6,923,254
Naspers, Ltd. Class N	134,550	32,838,660
Standard Bank Group, Ltd.	423,815	7,821,911
Other Securities	12,603,519	78,857,657

		126,441,482

TAIWAN – 13.8%
Formosa Plastics Corp.	1,785,714	6,308,212
Hon Hai Precision Industry Co., Ltd.	4,781,495	14,759,219
Long Chen Paper Co., Ltd.	6,595,165	7,419,193
Pihsiang Machinery Manufacturing Co., Ltd. (a)(c)	51,000	—
ProMOS Technologies, Inc. (a)(c)	257	—
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173,372	7,586,759
Taiwan Semiconductor Manufacturing Co., Ltd.	4,822,500	40,357,033
Transasia Airways Corp. (a)(c)	361,784	—
Wei Mon Industry Co., Ltd. (a)(c)	240,450	—
Other Securities	135,490,125	160,878,842

		237,309,258

See accompanying notes to financial statements.

5

SPDR PORTFOLIO EMERGING MARKETS ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
THAILAND – 3.3%
PTT PCL (g)	391,936	$6,868,594
Other Securities	145,583,402	50,738,570

		57,607,164

TURKEY – 1.2%
Other Securities	7,604,368	21,406,630

UNITED ARAB EMIRATES – 0.6%
Other Securities	15,247,303	10,584,570

UNITED KINGDOM – 0.0% (e)
Other Security	871	379

TOTAL COMMON STOCKS (Cost $1,626,921,680)		1,707,282,245

PREFERRED STOCKS - 0.0% (e)
SOUTH AFRICA – 0.0% (e)
Other Security (cost: $148,254)	33,422	169,271

WARRANTS - 0.0% (e)
INDONESIA – 0.0% (e)
Other Security	1,696,566	77,635

MALAYSIA – 0.0% (e)
Other Security	179,301	15,529

SOUTH AFRICA – 0.0% (e)
Other Security	335	226

TOTAL WARRANTS (Cost $0)		93,390

RIGHTS - 0.0% (e)
BRAZIL – 0.0% (e)
Other Security (cost $0)	3,501	32

SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h)(i)	4,427,757	4,427,757

See accompanying notes to financial statements.

6

SPDR PORTFOLIO EMERGING MARKETS ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h)(j)	37,930,341	$37,930,341

TOTAL SHORT-TERM INVESTMENTS (Cost $42,358,098)		42,358,098

TOTAL INVESTMENTS - 101.8% (Cost $1,669,428,032)		1,749,903,036

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%		(30,253,971)

NET ASSETS - 100.0%		$1,719,649,065

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $33,405, representing less than 0.05% of the Fund’s net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $56,299,184 representing 3.3% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

7

SPDR PORTFOLIO EMERGING MARKETS ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	13	04/27/2018	$528,197	$530,010	$1,813

During the period ended March 31, 2018, average notional value related to futures contracts was $519,369 or less than 0.5% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$145,835,883	$—	$—		$145,835,883
Chile	30,236,892	—	—		30,236,892
China	541,604,875	—	17,092		541,621,967
Colombia	9,080,559	—	—		9,080,559
Czech Republic	4,750,366	—	—		4,750,366
Egypt	5,755,218	—	—		5,755,218
Greece	3,089,770	—	—		3,089,770
Hong Kong	21,032,596	4,211	16,313		21,053,120
Hungary	10,923,729	—	—		10,923,729
India	188,012,885	726,606	0	(a)	188,739,491
Indonesia	47,329,686	4,767	—		47,334,453
Macau	2,141	—	—		2,141
Malaysia	45,459,666	143	—		45,459,809
Mexico	59,871,142	—	—		59,871,142
Monaco	123,868	—	—		123,868
Netherlands	450,273	—	—		450,273
Peru	15,304,204	—	—		15,304,204
Philippines	23,331,413	—	—		23,331,413
Poland	18,273,169	—	—		18,273,169
Qatar	8,021,548	—	—		8,021,548
Russia	74,673,747	—	—		74,673,747
South Africa	126,441,482	—	—		126,441,482
Taiwan	237,309,258	—	0	(a)	237,309,258
Thailand	2,250,368	55,356,796	—		57,607,164
Turkey	21,406,630	—	—		21,406,630

See accompanying notes to financial statements.

8

SPDR PORTFOLIO EMERGING MARKETS ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United Arab Emirates	$10,377,909	$206,661	$—	$10,584,570
United Kingdom	379	—	—	379
Preferred Stocks
South Africa	169,271	—	—	169,271
Warrants
Indonesia	77,635	—	—	77,635
Malaysia	15,529	—	—	15,529
South Africa	226	—	—	226
Rights
Brazil	32	—	—	32
Short-Term Investments	42,358,098	—	—	42,358,098

TOTAL INVESTMENTS	$1,693,570,447	$56,299,184	$33,405	$1,749,903,036

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	1,813	—	—	1,813

TOTAL INVESTMENTS AND OTHER
FINANCIAL INSTRUMENTS	$1,693,572,260	$56,299,184	$33,405	$1,749,904,849

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$90,676,387	$86,248,630	$—	$—	4,427,757	$4,427,757	$12,171
State Street Navigator Securities Lending Government Money Market Portfolio	8,647,800	8,647,800	84,715,944	55,433,403	—	—	37,930,341	37,930,341	133,723

Total		$8,647,800	$175,392,331	$141,682,033	$—	$—		$42,358,098	$145,894

See accompanying notes to financial statements.

9

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.4%
AUSTRALIA – 5.6%
Arrium, Ltd. (a)(b)(c)	163,093	$—
BHP Billiton, Ltd.	402,120	8,701,266
Commonwealth Bank of Australia	215,502	11,952,901
CSL, Ltd.	65,087	7,761,338
Westpac Banking Corp.	407,780	8,951,982
Other Securities	14,888,337	107,931,593

		145,299,080

AUSTRIA – 0.3%
Other Securities	158,795	8,667,184

BELGIUM – 1.2%
Anheuser-Busch InBev SA	123,856	13,599,518
Other Securities	235,263	16,605,148

		30,204,666

CANADA – 7.7%
Bank of Nova Scotia	152,180	9,367,465
Royal Bank of Canada	179,931	13,889,264
Suncor Energy, Inc.	244,513	8,437,761
Toronto-Dominion Bank	249,991	14,176,337
Other Securities	6,810,661	153,700,264

		199,571,091

CHILE – 0.0% (d)
Other Security	43,660	564,078

CHINA – 0.1%
Other Securities	2,141,145	1,454,522

DENMARK – 1.4%
Novo Nordisk A/S Class B	249,053	12,224,796
Other Securities	406,555	24,562,222

		36,787,018

FINLAND – 0.9%
Other Securities	1,345,995	22,415,427

FRANCE – 8.1%
Airbus SE	79,471	9,167,772
BNP Paribas SA	139,116	10,294,598
LVMH Moet Hennessy Louis Vuitton SE (c)	34,060	10,480,554
Sanofi	152,181	12,227,154
TOTAL SA	317,178	17,994,460

See accompanying notes to financial statements.

10

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Other Securities	3,211,059	$148,526,611

		208,691,149

GERMANY – 7.8%
Allianz SE	57,181	12,897,436
BASF SE	114,818	11,645,504
Bayer AG	105,584	11,919,164
Daimler AG	124,233	10,537,789
SAP SE	124,386	12,998,386
Siemens AG	106,173	13,517,322
Other Securities	2,824,918	127,441,593

		200,957,194

HONG KONG – 2.9%
AIA Group, Ltd.	1,576,600	13,338,715
Other Securities	17,313,487	61,385,977

		74,724,692

IRELAND – 0.5%
Irish Bank Resolution Corp., Ltd. (a)	5,635	—
Other Securities	652,996	13,827,590

		13,827,590

ISRAEL – 0.5%
Other Securities	1,415,957	13,553,579

ITALY – 2.0%
Other Securities	9,890,350	52,470,131

JAPAN – 23.3%
FANUC Corp.	29,855	7,458,837
Honda Motor Co., Ltd.	245,075	8,390,391
Mitsubishi UFJ Financial Group, Inc.	1,702,324	11,145,540
SoftBank Group Corp.	114,536	8,406,845
Sony Corp.	163,820	7,871,370
Toyota Motor Corp.	340,688	21,918,075
Other Securities	28,327,480	538,615,375

		603,806,433

JORDAN – 0.0% (d)
Other Security	17,751	300,930

LUXEMBOURG – 0.2%
Other Securities	171,062	4,921,092

MACAU – 0.0% (d)
Other Securities	177,600	621,230

See accompanying notes to financial statements.

11

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MALTA – 0.0% (d)
Other Securities	55,023	$746,969

MEXICO – 0.0% (d)
Other Security	25,223	448,831

NETHERLANDS – 3.7%
ASML Holding NV	65,592	12,919,036
ING Groep NV	524,648	8,839,768
Royal Dutch Shell PLC Class A	562,303	17,617,818
Royal Dutch Shell PLC Class B	465,278	14,861,796
Other Securities	1,813,203	41,780,588

		96,019,006

NEW ZEALAND – 0.3%
Other Securities	2,211,451	7,039,646

NORWAY – 0.7%
Other Securities	1,328,733	18,432,640

PORTUGAL – 0.2%
Other Securities	2,002,584	4,857,592

SINGAPORE – 1.2%
Other Securities	14,230,306	30,824,309

SOUTH AFRICA – 0.1%
Other Securities	163,845	3,026,071

SOUTH KOREA – 5.0%
Digitech Systems Co., Ltd. (a)	19,094	—
Samsung Electronics Co., Ltd. GDR	24,680	28,283,280
Other Securities	2,547,456	101,699,998

		129,983,278

SPAIN – 2.7%
Banco Santander SA	2,053,626	13,373,332
Let’s GOWEX SA (a)(b)(c)	4,019	—
Other Securities	5,206,453	55,334,269

		68,707,601

SWEDEN – 2.6%
Other Securities	4,680,299	67,198,759

SWITZERLAND – 6.9%
Nestle SA	386,759	30,541,683
Novartis AG	328,125	26,473,410
Roche Holding AG	93,196	21,323,354
UBS Group AG (b)	456,139	8,000,057

See accompanying notes to financial statements.

12

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Other Securities	2,576,645	$91,532,021

		177,870,525

UNITED KINGDOM – 13.3%
Afren PLC (a)(c)	55,933	—
AstraZeneca PLC	172,777	11,865,300
BP PLC	2,467,608	16,589,529
British American Tobacco PLC	283,584	16,433,599
Diageo PLC	345,741	11,698,332
GlaxoSmithKline PLC	662,371	12,952,686
HSBC Holdings PLC	2,609,645	24,359,030
Lloyds Banking Group PLC	8,848,625	8,026,150
Prudential PLC	322,109	8,036,232
Rio Tinto PLC	149,144	7,554,905
Unilever NV	214,288	12,088,680
Unilever PLC	185,129	10,272,392
Vodafone Group PLC	3,630,455	9,891,241
Other Securities	24,463,024	194,062,736

		343,830,812

UNITED STATES – 0.2%
Other Securities	633,872	4,152,617

TOTAL COMMON STOCKS (Cost $2,514,314,674)		2,571,975,742

WARRANTS – 0.0% (d)
FRANCE – 0.0% (d)
Other Securities (cost $0)	18,956	4,324

RIGHTS – 0.0% (d)
ITALY – 0.0% (d)
Other Security	48,911	52,009

SOUTH KOREA – 0.0% (d)
Other Security	16,450	32,023

UNITED KINGDOM – 0.0% (d)
Other Security	5,756	29,957

TOTAL RIGHTS (Cost $49,428)		113,989

SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e)(f)	2,509,422	2,509,422

See accompanying notes to financial statements.

13

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	65,277,407	$65,277,407

TOTAL SHORT-TERM INVESTMENTS (Cost $67,786,829)		67,786,829

TOTAL INVESTMENTS - 102.0% (Cost $2,582,150,931)		2,639,880,884

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%		(50,947,933)

NET ASSETS - 100.0%		$2,588,932,951

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

GDR  Global Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$145,299,080	$—	$0	(a)	$145,299,080
Austria	8,667,184	—	—		8,667,184
Belgium	30,204,666	—	—		30,204,666
Canada	199,571,091	—	—		199,571,091

See accompanying notes to financial statements.

14

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Chile	$564,078	$—	$—		$564,078
China	1,454,522	—	—		1,454,522
Denmark	36,787,018	—	—		36,787,018
Finland	22,415,427	—	—		22,415,427
France	208,691,149	—	—		208,691,149
Germany	200,957,194	—	—		200,957,194
Hong Kong	74,724,692	—	—		74,724,692
Ireland	13,827,590	—	0	(a)	13,827,590
Israel	13,553,579	—	—		13,553,579
Italy	52,470,131	—	—		52,470,131
Japan	603,806,433	—	—		603,806,433
Jordan	300,930	—	—		300,930
Luxembourg	4,921,092	—	—		4,921,092
Macau	621,230	—	—		621,230
Malta	746,969	—	—		746,969
Mexico	448,831	—	—		448,831
Netherlands	96,005,511	13,495	—		96,019,006
New Zealand	7,039,646	—	—		7,039,646
Norway	18,432,640	—	—		18,432,640
Portugal	4,857,592	—	—		4,857,592
Singapore	30,771,879	52,430	—		30,824,309
South Africa	3,026,071	—	—		3,026,071
South Korea	129,983,278	—	0	(a)	129,983,278
Spain	68,707,601	—	0	(a)	68,707,601
Sweden	67,198,759	—	—		67,198,759
Switzerland	177,870,525	—	—		177,870,525
United Kingdom	343,830,812	—	0	(a)	343,830,812
United States	4,152,617	—	—		4,152,617
Warrants
France	4,324	—	—		4,324
Rights
Italy	52,009	—	—		52,009
South Korea.	32,023	—	—		32,023
United Kingdom	29,957	—	—		29,957
Short-Term Investments	67,786,829	—	—		67,786,829

TOTAL INVESTMENTS	$2,639,814,959	$65,925	$0		$2,639,880,884

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

See accompanying notes to financial statements.

15

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,169,081	$1,169,081	$9,556,166	$7,046,744	$—	$—	2,509,422	$2,509,422	$28,979
State Street Navigator Securities Lending Government Money Market Portfolio	22,963,226	22,963,226	224,925,176	182,610,995	—	—	65,277,407	65,277,407	283,601

Total		$24,132,307	$234,481,342	$189,657,739	$—	$—		$67,786,829	$312,580

See accompanying notes to financial statements.

16

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,707,544,938	$2,572,094,055
Investments in affiliated issuers, at value	42,358,098	67,786,829

Total Investments	1,749,903,036	2,639,880,884
Foreign currency, at value	6,365,192	4,916,396
Cash at broker	22,880	—
Cash	11	—
Receivable from broker — variation margin on open futures contracts	6,831	—
Receivable for investments sold	—	25
Dividends receivable — unaffiliated issuers	1,712,110	9,705,077
Dividends receivable — affiliated issuers	3,290	3,966
Securities lending income receivable — unaffiliated issuers	35,953	24,991
Securities lending income receivable — affiliated issuers	37,758	107,015
Receivable for foreign taxes recoverable	502	804,567

TOTAL ASSETS	1,758,087,563	2,655,442,921

LIABILITIES
Due to custodian	—	874,250
Payable upon return of securities loaned	37,930,341	65,277,407
Payable for investments purchased	97,549	99,709
Deferred foreign taxes payable	—	20,940
Advisory fee payable	410,132	236,175
Trustees’ fees and expenses payable	476	1,478
Accrued expenses and other liabilities	—	11

TOTAL LIABILITIES	38,438,498	66,509,970

NET ASSETS	$1,719,649,065	$2,588,932,951

NET ASSETS CONSIST OF:
Paid-in Capital	$1,661,509,654	$2,521,068,251
Undistributed (distribution in excess of) net investment income (loss)	4,842,790	14,537,408
Accumulated net realized gain (loss) investments, foreign currency transactions and futures contracts	(27,191,527)	(4,386,486)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	80,475,004	57,709,013
Foreign currency translations	11,331	4,765
Futures contracts	1,813	—

NET ASSETS	$1,719,649,065	$2,588,932,951

NET ASSET VALUE PER SHARE
Net asset value per share	$38.73	$31.19

Shares outstanding (unlimited amount authorized, $0.01 par value)	44,400,000	83,000,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,627,069,934	$2,514,364,102
Investments in affiliated issuers	42,358,098	67,786,829

Total cost of investments	$1,669,428,032	$2,582,150,931

Foreign currency, at cost	$6,346,709	$4,930,484

* Includes investments in securities on loan, at value	$100,219,647	$97,149,903

** Includes deferred foreign taxes	$—	$20,940

See accompanying notes to financial statements.

17

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$7,503,485	$24,484,150
Dividend income — affiliated issuers	12,171	28,979
Unaffiliated securities lending income	113,123	85,641
Affiliated securities lending income	133,723	283,601
Foreign taxes withheld	(603,352)	(2,241,683)

TOTAL INVESTMENT INCOME (LOSS)	7,159,150	22,640,688

EXPENSES
Advisory fee	725,891	489,887
Trustees’ fees and expenses	5,411	10,003
Miscellaneous expenses	2,681	1,975

TOTAL EXPENSES	733,983	501,865

NET INVESTMENT INCOME (LOSS)	6,425,167	22,138,823

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	361,673	1,282,042
In-kind redemptions — unaffiliated issuers	—	(264)
Foreign currency transactions	(124,049)	131,176
Futures contracts	29,690	—

Net realized gain (loss)	267,314	1,412,954

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	35,655,348	(18,330,401)
Foreign currency translations	37,518	(6,039)
Futures contracts	2,903	—

Net change in unrealized appreciation/depreciation	35,695,769	(18,336,440)

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,963,083	(16,923,486)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$42,388,250	$5,215,337

* Includes foreign deferred taxes	$287,885	$(20,940)

See accompanying notes to financial statements.

18

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/18(a) (Unaudited)	Year Ended 9/30/17(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,425,167	$7,916,297
Net realized gain (loss)	267,314	(718,708)
Net change in unrealized appreciation/depreciation	35,695,769	71,340,770

Net increase (decrease) in net assets resulting from operations	42,388,250	78,538,359

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,039,001)	(4,140,214)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,121,349,786	253,169,111
Other capital	514,039	85,243

Net increase (decrease) in net assets from beneficial interest transactions	1,121,863,825	253,254,354

Net increase (decrease) in net assets during the period	1,157,213,074	327,652,499

Net assets at beginning of period	562,435,991	234,783,492

NET ASSETS AT END OF PERIOD	$1,719,649,065	$562,435,991

Undistributed (distribution in excess of) net investment income (loss)	$4,842,790	$5,456,624

SHARES OF BENEFICIAL INTEREST:
Shares sold	28,800,000	7,800,000

(a)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

19

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Portfolio Devleoped World ex-US ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,138,823	$20,021,553
Net realized gain (loss)	1,412,954	10,416,165
Net change in unrealized appreciation/depreciation	(18,336,440)	118,542,737

Net increase (decrease) in net assets resulting from operations	5,215,337	148,980,455

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,153,312)	(21,128,852)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,583,495,203	341,888,994
Cost of shares redeemed	—	(91,199,248)
Other capital	—	1,822

Net increase (decrease) in net assets from beneficial interest transactions	1,583,495,203	250,691,568

Net increase (decrease) in net assets during the period	1,575,557,228	378,543,171

Net assets at beginning of period	1,013,375,723	634,832,552

NET ASSETS AT END OF PERIOD	$2,588,932,951	$1,013,375,723

Undistributed (distribution in excess of) net investment income (loss)	$14,537,408	$5,551,897

SHARES OF BENEFICIAL INTEREST:
Shares sold	49,800,000	12,600,000
Shares redeemed	—	(3,400,000)

Net increase (decrease)	49,800,000	9,200,000

See accompanying notes to financial statements.

20

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/18(a) (Unaudited)		Year Ended 9/30/17(a)		Year Ended 9/30/16(a)	Year Ended 9/30/15(a)	Year Ended 9/30/14(a)	Year Ended 9/30/13(a)
Net asset value, beginning of period	$36.06		$30.10		$26.21	$33.18	$31.57	$31.93

Income (loss) from investment operations:
Net investment income (loss) (b)	0.22		0.70		0.56	0.64	0.70	0.69
Net realized and unrealized gain (loss) (c)	2.70		5.64		3.91	(6.94)	1.43	(0.28)

Total from investment operations	2.92		6.34		4.47	(6.30)	2.13	0.41

Net equalization credits and charges (b)	—		—		—	0.00 (d)	—	—

Other capital	0.02		0.01		—	—	—	—

Distributions to shareholders from:
Net investment income	(0.27)		(0.39)		(0.58)	(0.67)	(0.52)	(0.77)

Net asset value, end of period	$38.73		$36.06		$30.10	$26.21	$33.18	$31.57

Total return (e)	8.20%		21.36%		17.38%	(19.34)%	6.73%	1.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,719,649		$562,436		$234,783	$188,707	$285,285	$189,412
Ratios to average net assets:
Total expenses	0.13	%(f)	0.59%		0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.15	%(f)	2.16%		2.05%	2.02%	2.12%	2.15%
Portfolio turnover rate (g)	0	%(h)(i)	0	%(h)	12%	18%	9%	21%

(a)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Amount is less than 0.005%.
(i)	Not annualized.

See accompanying notes to financial statements.

21

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$30.52		$26.45	$25.17	$28.46	$28.00	$23.91

Income (loss) from investment operations:
Net investment income (loss) (a)	0.38		0.70	0.69	0.71	0.89	0.73
Net realized and unrealized gain (loss) (b)	0.52		4.16	1.32	(3.25)	0.40	4.04

Total from investment operations	0.90		4.86	2.01	(2.54)	1.29	4.77

Other capital	—		0.00 (c)	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.23)		(0.79)	(0.69)	(0.75)	(0.83)	(0.68)
Net realized gains	—		—	(0.04)	—	—	—

Total distributions	(0.23)		(0.79)	(0.73)	(0.75)	(0.83)	(0.68)

Net asset value, end of period	$31.19		$30.52	$26.45	$25.17	$28.46	$28.00

Total return (d)	2.93%		18.75%	8.12%	(9.14)%	4.52%	20.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,588,933		$1,013,376	$634,833	$714,914	$825,443	$688,755
Ratios to average net assets:
Total expenses	0.06	%(e)	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income (loss)	2.43	%(e)	2.49%	2.70%	2.53%	3.06%	2.79%
Portfolio turnover rate (f)	1	%(g)	5%	3%	8%	17%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

22

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of March 31, 2018, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Portfolio Emerging Markets ETF

SPDR Portfolio Developed World ex-US ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale

23

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

24

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended March 31, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund’s may include a return of capital that is estimated by

25

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

26

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Distributions

The SPDR Portfolio Emerging Markets ETF and the SPDR Portfolio Developed World Ex-US ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Derivative Financial Instruments

Futures Contracts

The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2018, the SPDR Portfolio Emerging Markets ETF entered into futures contracts for return enhancement, hedging and exposing cash reserves to markets.

27

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

The following tables summarize the value of the Fund’s derivative instruments as of March 31, 2018, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$6,831	$—	$6,831

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$29,690	$—	$29,690

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$2,903	$—	$2,903

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued

28

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11	%(1)
SPDR Portfolio Developed World ex-US ETF	0.04	(2)

(1)	Effective October 16, 2017, the advisory fee of the Fund was reduced from 0.59% to 0.11% of the Fund’s average daily net assets.
(2)	Effective October 16, 2017, the advisory fee of the Fund was reduced from 0.34% to 0.04% of the Fund’s average daily net assets.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees, acquired fund fees and expenses, litigation expenses and other extraordinary expenses).

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

29

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of March 31, 2018, the SPDR PortfolioWorld ex-US ETF has a cash overdraft related to investment operations of the Fund.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2018, were as follows:

	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$338,940,558	$2,709,680
SPDR Portfolio Developed World ex-US ETF	120,697,892	18,969,637

30

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

For the period ended March 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$777,055,906	$—	$—
SPDR Portfolio Developed World ex-US ETF	1,479,266,987	4,148	(264)

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

31

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$1,672,688,489	$143,619,808	$66,405,261	$77,214,547
SPDR Portfolio Developed World ex-US ETF	2,585,949,835	164,888,248	110,957,199	53,931,049

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of March 31, 2018, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as

32

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$100,219,647	$37,930,341	$66,812,162	$104,742,503
SPDR Portfolio Developed World ex-US ETF	97,149,903	65,277,407	35,817,530	101,094,937

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2018:

		Remaining Contractual Maturity of the Agreements As of March 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$37,930,341	$—	$—	$—	$37,930,341	$37,930,341
SPDR Portfolio Developed World ex-US ETF	Common Stocks	65,277,407	—	—	—	65,277,407	65,277,407

10.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The SPDR Portfolio Emerging Markets ETF participates in the credit facility as of period ended March 31, 2018.

33

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Fund had no outstanding loans as of March 31, 2018.

11.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

34

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

12.	Stock Split

The Board authorized a 2-for-1 split for the SPDR Portfolio Emerging Markets ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV of shares outstanding by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund.

13.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

35

SPDR INDEX SHARES FUNDS

OTHER INFORMATION

March 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2017 to March 31, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

36

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2018 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
Annualized Expense Ratio	0.13%	0.06%
Actual:
Ending Account Value	$1,082.00	$1,029.30
Expenses Paid During Period(a)	0.67	0.30
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.30	1,024.60
Expenses Paid During Period(a)	0.66	0.30

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

37

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2018 (Unaudited)

Full Portfolio Schedule

The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

SPDR Portfolio Emerging Markets ETF

SPDR Portfolio Developed World ex-US ETF

38

SPDR® Index Shares Funds

SPDR Index Shares Funds

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Investment Manager and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Distributor

State Street Global Advisors Funds

Distributors, LLC

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds

For more complete information, please call 1.866.787.2257 or visit spdrs.com today.

ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment adviser, administrator and securities lending agent.

Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2018 State Street Corporation - All Rights Reserved 0515 Exp. Date: 11/30/2018 SPDRPTSAR

Semi-Annual Report

March 31, 2018

SPDR® Index Shares Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED )

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR EURO STOXX SMALL CAP ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
ASR Nederland NV	1.9%
Ipsen SA	1.7
Merlin Properties Socimi SA	1.7
Delivery Hero AG	1.6
Aalberts Industries NV	1.5
Bollore SA	1.5
Sartorius AG Preference Shares	1.4
Gemalto NV	1.4
Elis SA	1.4
FinecoBank Banca Fineco SpA	1.4
TOTAL	15.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	19.0%
Industrials	17.8
Consumer Discretionary	13.5
Information Technology	10.2
Health Care	8.7
Consumer Staples	8.4
Real Estate	8.1
Materials	5.4
Telecommunication Services	4.3
Energy	2.5
Utilities	1.8
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Apple, Inc.	1.6%
Microsoft Corp.	1.3
Amazon.com, Inc.	1.2
JPMorgan Chase & Co.	0.9
Bank of America Corp.	0.7
Alphabet, Inc.	0.7
Alphabet, Inc.	0.7
Tencent Holdings, Ltd.	0.7
Visa, Inc.	0.6
Cisco Systems, Inc.	0.6
TOTAL	9.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Information Technology	18.3%
Financials	17.5
Industrials	13.1
Consumer Discretionary	11.8
Health Care	11.0
Consumer Staples	7.4
Energy	6.2
Materials	5.3
Real Estate	3.6
Telecommunication Services	2.9
Utilities	2.3
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI ACWI LOW CARBON TARGET ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Apple, Inc.	1.9%
Microsoft Corp.	1.5
Amazon.com, Inc.	1.3
JPMorgan Chase & Co.	0.9
Facebook, Inc.	0.8
Johnson & Johnson	0.8
Alphabet, Inc.	0.7
Bank of America Corp.	0.7
Tencent Holdings, Ltd.	0.7
Alphabet, Inc.	0.7
TOTAL	10.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	19.7%
Information Technology	18.7
Industrials	12.8
Consumer Discretionary	12.3
Health Care	10.5
Consumer Staples	8.5
Energy	4.0
Materials	3.8
Telecommunication Services	3.3
Real Estate	3.0
Utilities	2.6
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI CANADA STRATEGIC FACTORSSM ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Royal Bank of Canada	4.3%
Toronto-Dominion Bank	4.1
Canadian Imperial Bank of Commerce	4.1
Bank of Nova Scotia	3.4
Canadian National Railway Co.	3.3
Sun Life Financial, Inc.	3.2
Magna International, Inc.	2.7
CGI Group, Inc.	2.7
Bank of Montreal	2.7
Intact Financial Corp.	2.7
TOTAL	33.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	39.4%
Energy	12.8
Consumer Staples	9.6
Consumer Discretionary	8.7
Industrials	7.7
Materials	7.0
Information Technology	5.7
Telecommunication Services	4.0
Utilities	2.9
Real Estate	1.7
Health Care	0.3
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Kweichow Moutai Co., Ltd.	2.8%
Ping An Insurance Group Co. of China, Ltd.	2.3
China Merchants Bank Co., Ltd.	2.0
Industrial Bank Co., Ltd.	1.6
Hangzhou Hikvision Digital Technology Co., Ltd.	1.4
Midea Group Co., Ltd.	1.3
Shanghai Pudong Development Bank Co., Ltd.	1.3
China Vanke Co., Ltd.	1.2
Agricultural Bank of China, Ltd.	1.0
Bank of China, Ltd.	1.0
TOTAL	15.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

		% of Net Assets
	Financials	19.8%
	Industrials	18.6
	Consumer Discretionary	11.7
	Materials	11.1
	Information Technology	10.3
	Consumer Staples	9.2
	Health Care	6.6
	Real Estate	5.6
	Utilities	2.7
	Energy	2.6
	Telecommunication Services	0.3
	Short-Term Investment	0.0*
	Other Assets in Excess of Liabilities	1.5
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Nestle SA	1.8%
HSBC Holdings PLC	1.4
Novartis AG	1.3
Toyota Motor Corp.	1.3
Roche Holding AG	1.2
British American Tobacco PLC	1.0
Banco Santander SA	0.8
SAP SE	0.8
AIA Group, Ltd.	0.8
Allianz SE	0.8
TOTAL	11.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	23.0%
Industrials	15.8
Consumer Discretionary	13.7
Consumer Staples	11.9
Health Care	11.2
Information Technology	7.0
Materials	6.5
Telecommunication Services	4.1
Real Estate	3.7
Utilities	2.2
Energy	0.4
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGIC FACTORSSM ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Nestle SA	2.3%
Roche Holding AG	2.0
Novo Nordisk A/S	1.2
AstraZeneca PLC	1.2
Diageo PLC	1.1
Unilever NV	1.0
SAP SE	0.9
Reckitt Benckiser Group PLC	0.9
Bayer AG	0.8
Novartis AG	0.8
TOTAL	12.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	18.1%
Industrials	14.3
Consumer Staples	14.3
Health Care	13.5
Consumer Discretionary	12.4
Materials	5.7
Telecommunication Services	5.5
Information Technology	5.3
Utilities	4.5
Real Estate	3.3
Energy	2.5
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4
Alibaba Group Holding, Ltd. ADR	4.2
Samsung Electronics Co., Ltd.	4.1
Naspers, Ltd.	2.2
China Construction Bank Corp.	1.7
Baidu, Inc. ADR	1.3
Industrial & Commercial Bank of China, Ltd.	1.2
China Mobile, Ltd.	1.2
Itau Unibanco Holding SA Preference Shares	1.0
TOTAL	27.3%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Information Technology	27.7%
Financials	25.5
Consumer Discretionary	9.1
Consumer Staples	6.7
Materials	6.3
Industrials	5.0
Telecommunication Services	4.9
Real Estate	2.8
Health Care	2.4
Utilities	2.1
Energy	0.8
Short-Term Investments	6.7
Other Assets in Excess of Liabilities	0.0
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGIC FACTORSSM ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Tencent Holdings, Ltd.	2.2
China Mobile, Ltd.	2.1
Hon Hai Precision Industry Co., Ltd.	1.9
China Construction Bank Corp.	1.6
Ambev SA ADR	1.2
Samsung Electronics Co., Ltd. GDR	1.2
Industrial & Commercial Bank of China, Ltd.	1.1
Bank of China, Ltd.	1.1
Tata Consultancy Services, Ltd.	1.1
TOTAL	16.4%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Information Technology	23.6%
Financials	23.5
Consumer Staples	11.0
Consumer Discretionary	9.0
Telecommunication Services	7.9
Energy	6.6
Industrials	4.7
Health Care	4.1
Materials	3.9
Utilities	3.7
Real Estate	1.4
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI GERMANY STRATEGIC FACTORSSM ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5.1%
BASF SE	4.8
Siemens AG	4.5
Allianz SE	4.5
Daimler AG	4.3
SAP SE	3.9
Bayer AG	3.9
Deutsche Post AG	3.6
Beiersdorf AG	3.1
Continental AG	3.1
TOTAL	40.8%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Consumer Discretionary	21.2%
Industrials	17.1
Financials	13.8
Materials	13.1
Health Care	8.9
Information Technology	8.8
Consumer Staples	6.9
Utilities	4.0
Telecommunication Services	3.3
Real Estate	1.9
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI JAPAN STRATEGIC FACTORSSM ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Toyota Motor Corp.	2.6%
Astellas Pharma, Inc.	2.5
Kao Corp.	2.4
NTT DOCOMO, Inc.	2.4
KDDI Corp.	2.3
Keyence Corp.	2.3
Recruit Holdings Co., Ltd.	2.0
Bridgestone Corp.	1.9
Japan Tobacco, Inc.	1.9
Oriental Land Co., Ltd.	1.8
TOTAL	22.1%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Consumer Discretionary	20.6%
Industrials	18.2
Consumer Staples	10.9
Health Care	10.8
Financials	10.3
Information Technology	9.5
Telecommunication Services	6.2
Real Estate	5.8
Materials	3.8
Utilities	2.2
Energy	0.7
Short-Term Investments	10.7
Liabilities in Excess of Other Assets	(9.7)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI UNITED KINGDOM STRATEGIC FACTORSSM ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
GlaxoSmithKline PLC	5.8%
AstraZeneca PLC	5.2
Diageo PLC	5.1
HSBC Holdings PLC	4.5
Unilever PLC	4.4
Reckitt Benckiser Group PLC	4.2
Royal Dutch Shell PLC Class A	3.9
BP PLC	3.5
Compass Group PLC	2.5
Vodafone Group PLC	2.3
TOTAL	41.4%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Consumer Staples	19.8%
Financials	18.1
Health Care	13.5
Consumer Discretionary	11.9
Industrials	10.4
Energy	9.5
Materials	5.8
Telecommunication Services	4.2
Utilities	4.1
Real Estate	1.2
Information Technology	0.9
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGIC FACTORSSM ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Apple, Inc.	2.2%
Microsoft Corp.	2.1
Johnson & Johnson	1.8
Visa, Inc.	1.1
Procter & Gamble Co.	1.1
Alphabet, Inc.	1.0
Intel Corp.	1.0
Alphabet, Inc.	1.0
Roche Holding AG	0.9
Altria Group, Inc.	0.8
TOTAL	13.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Information Technology	19.1%
Financials	14.4
Health Care	13.5
Industrials	12.2
Consumer Discretionary	12.0
Consumer Staples	11.2
Materials	4.1
Utilities	3.7
Telecommunication Services	3.7
Energy	3.3
Real Estate	2.4
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	7.6%
Alibaba Group Holding, Ltd. ADR	5.5
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4.2
China Construction Bank Corp.	2.5
Industrial & Commercial Bank of China, Ltd.	1.8
Baidu, Inc. ADR	1.7
China Mobile, Ltd.	1.4
Ping An Insurance Group Co. of China, Ltd.	1.4
Hon Hai Precision Industry Co., Ltd.	1.3
Reliance Industries, Ltd. GDR	1.3
TOTAL	28.7%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Information Technology	31.8%
Financials	23.0
Consumer Discretionary	8.6
Energy	5.9
Industrials	5.6
Materials	5.6
Consumer Staples	5.5
Telecommunication Services	4.2
Real Estate	4.1
Health Care	3.4
Utilities	2.2
Short-Term Investment	1.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
EDP - Energias de Portugal SA	1.7%
Enbridge Income Fund Holdings, Inc.	1.7
Fortum Oyj	1.6
GlaxoSmithKline PLC	1.6
Enagas SA	1.4
Truworths International, Ltd.	1.4
Greene King PLC	1.3
RioCan Real Estate Investment Trust REIT	1.3
SCANA Corp.	1.3
TOTAL SA	1.3
TOTAL	14.6%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of March 31, 2018

% of Net Assets
Financials	22.5%
Utilities	21.9
Real Estate	10.9
Consumer Discretionary	9.3
Consumer Staples	7.9
Industrials	6.9
Telecommunication Services	6.8
Energy	5.5
Health Care	4.1
Information Technology	1.8
Materials	1.5
Short-Term Investments	10.6
Liabilities in Excess of Other Assets	(9.7)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF

PORTFOLIO STATISTICS (UNAUDITED)

Top Ten Holdings as of March 31, 2018

Description	% of Net Assets
Abertis Infraestructuras SA	5.1%
Transurban Group Stapled Security	4.9
Aena SME SA	4.4
Atlantia SpA	4.3
NextEra Energy, Inc.	4.0
Enbridge, Inc.	4.0
TransCanada Corp.	3.0
Duke Energy Corp.	2.8
Enel SpA	2.5
Southern Co.	2.3
TOTAL	37.3%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of March 31, 2018

% of Net Assets
Transportation Infrastructure	39.5%
Electric Utilities	25.4
Oil, Gas & Consumable Fuels	19.7
Multi-Utilities	13.2
Gas Utilities	1.3
Water Utilities	0.6
Independent Power Producers & Energy Traders	0.2
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

SPDR EURO STOXX SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRIA — 2.1%
BUWOG AG	14,135	$505,177
Wienerberger AG	14,713	367,686

		872,863

BELGIUM — 7.2%
Ablynx NV (a)	9,453	518,277
Ackermans & van Haaren NV	2,787	487,404
bpost SA	12,259	276,809
Cofinimmo SA REIT	2,587	335,343
Colruyt SA	7,091	391,741
Galapagos NV (a) (b)	5,561	556,027
Telenet Group Holding NV (a)	6,467	431,474

		2,997,075

FINLAND — 4.8%
Amer Sports Oyj (a)	14,928	460,265
Kesko Oyj Class B	8,599	492,394
Konecranes Oyj	8,392	363,709
Metso Oyj (b)	13,417	422,588
Outokumpu Oyj (b)	40,226	274,174

		2,013,130

FRANCE — 26.3%
Air France-KLM (a)	35,384	392,088
Altran Technologies SA (b)	19,728	291,635
Amundi SA (c)	6,192	496,970
BioMerieux	5,368	442,323
Bollore SA	113,507	604,453
Bollore SA (a)	248	1,315
Casino Guichard Perrachon SA (b)	6,892	337,435
Christian Dior SE	1,130	445,965
Cie Plastic Omnium SA	8,020	383,686
CNP Assurances	19,862	500,759
Dassault Aviation SA	293	558,897
Elior Group SA (c)	13,412	291,297
Elis SA	24,075	595,134
Eurazeo SA	5,390	495,510
Eutelsat Communications SA	17,304	342,629
Fonciere Des Regions REIT	4,359	480,606
ICADE REIT	3,943	382,610
Imerys SA	4,080	395,904
Ipsen SA	4,589	711,963
JCDecaux SA	9,577	332,854
Lagardere SCA	13,064	372,749
Remy Cointreau SA	2,799	398,624
SEB SA	3,090	589,797
Societe BIC SA	3,271	325,247
Sopra Steria Group	2,065	420,819
SPIE SA	15,103	333,783

		10,925,052

GERMANY — 22.7%
1&1 Drillisch AG	5,911	398,013
Aareal Bank AG	7,494	357,047
Aroundtown SA	71,326	552,638
Aurubis AG	4,742	398,206
Axel Springer SE	5,846	488,900

Security Description	Shares	Value
Delivery Hero AG (a) (c)	13,448	$649,984
Duerr AG	3,084	338,095
Fraport AG Frankfurt Airport Services Worldwide	4,689	461,918
Freenet AG	16,128	490,124
Fuchs Petrolub SE Preference Shares	8,753	474,731
Gerresheimer AG	3,931	322,222
GRENKE AG	3,184	337,154
Hella GmbH & Co. KGaA	5,517	362,324
HOCHTIEF AG	2,291	427,428
METRO AG	21,077	373,011
Sartorius AG Preference Shares	4,302	600,508
Schaeffler AG Preference Shares	20,782	320,379
Scout24 AG (c)	12,228	569,061
Siltronic AG (a)	2,613	445,887
Software AG	6,440	336,769
Telefonica Deutschland Holding AG	79,393	372,600
Wacker Chemie AG	2,187	358,669

		9,435,668

IRELAND — 2.5%
AIB Group PLC	98,688	593,749
Glanbia PLC	25,540	439,746

		1,033,495

ITALY — 11.1%
A2A SpA	196,107	374,918
Azimut Holding SpA	13,883	297,856
BPER Banca (b)	54,308	302,562
Davide Campari-Milano SpA	56,911	430,451
FinecoBank Banca Fineco SpA	49,436	593,883
Italgas SpA	61,244	365,759
Pirelli & C SpA (a) (c)	46,183	408,947
Poste Italiane SpA (c)	58,778	536,378
Recordati SpA	12,837	473,312
Saipem SpA (a)	72,028	281,873
Unione di Banche Italiane SpA	116,789	533,022

		4,598,961

LUXEMBOURG — 0.9%
RTL Group SA	4,818	399,670

NETHERLANDS — 12.9%
Aalberts Industries NV	12,072	614,062
ASM International NV	5,915	431,091
ASR Nederland NV	18,495	789,744
BE Semiconductor Industries NV	4,783	488,531
Boskalis Westminster	10,512	307,691
Euronext NV (c)	6,712	490,332
Gemalto NV	9,780	597,187
IMCD Group NV	6,584	404,219
Koninklijke Vopak NV	8,298	406,681
Philips Lighting NV (c)	12,785	479,571
SBM Offshore NV	21,883	349,732

		5,358,841

PORTUGAL — 0.9%
Banco Comercial Portugues SA Class R (a)	1,127,717	377,243

See accompanying notes to financial statements.

SPDR EURO STOXX SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 8.2%
Bolsas y Mercados Espanoles SHMSF SA	9,206	$311,355
Cellnex Telecom SA (c)	19,254	513,609
Distribuidora Internacional de Alimentacion SA (b)	66,237	280,798
Inmobiliaria Colonial Socimi SA REIT	34,781	402,089
Mapfre SA	124,489	413,531
Merlin Properties Socimi SA	45,953	703,051
Siemens Gamesa Renewable Energy SA (b)	28,255	452,611
Viscofan SA (b)	4,900	338,074

		3,415,118

TOTAL COMMON STOCKS (Cost $39,188,165)		41,427,116

RIGHTS — 0.1%
FRANCE — 0.1%
Altran Technologies SA (expires 4/9/18) (a) (b) (Cost $0)	19,342	32,356

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	1,789	1,789

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,031,488	$2,031,488

TOTAL SHORT-TERM INVESTMENTS (Cost $2,033,277)		2,033,277

TOTAL INVESTMENTS — 104.6% (Cost $41,221,442)		43,492,749

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(1,928,032)

NET ASSETS — 100.0%		$41,564,717

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.7% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$ 872,863	$—	$—	$ 872,863
Belgium	2,997,075	—	—	2,997,075
Finland	2,013,130	—	—	2,013,130
France	10,925,052	—	—	10,925,052
Germany	9,435,668	—	—	9,435,668
Ireland	1,033,495	—	—	1,033,495
Italy	4,598,961	—	—	4,598,961
Luxembourg	399,670	—	—	399,670
Netherlands	5,358,841	—	—	5,358,841
Portugal	377,243	—	—	377,243
Spain	3,415,118	—	—	3,415,118
Rights
France	32,356	—	—	32,356
Short-Term Investments	2,033,277	—	—	2,033,277

TOTAL INVESTMENTS	$43,492,749	$—	$—	$43,492,749

See accompanying notes to financial statements.

SPDR EURO STOXX SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	720	$720	$179,430	$178,361	$—	$—	1,789	$1,789	$42	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	3,947,581	1,916,093	—	—	2,031,488	2,031,488	3,651	—

Total		$720	$4,127,011	$2,094,454	$—	$—		$2,033,277	$3,693	$—

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.4%
Alumina, Ltd.	41,540	$75,197
Amcor, Ltd.	3,583	38,944
AMP, Ltd.	12,597	48,216
Australia & New Zealand Banking Group, Ltd.	2,819	58,080
BHP Billiton PLC	822	16,185
BHP Billiton, Ltd.	3,499	75,713
Boral, Ltd.	16,530	94,334
Brambles, Ltd.	8,403	64,326
Coca-Cola Amatil, Ltd.	4,110	27,333
Commonwealth Bank of Australia	929	51,527
CSL, Ltd.	1,602	191,031
Fortescue Metals Group, Ltd.	6,250	20,758
Iluka Resources, Ltd.	1,663	13,470
Insurance Australia Group, Ltd.	19,207	110,201
LendLease Group	9,913	131,621
Macquarie Group, Ltd.	1,682	132,759
National Australia Bank, Ltd.	3,755	82,059
Newcrest Mining, Ltd.	1,972	29,587
Origin Energy, Ltd. (a)	6,248	41,695
Orora, Ltd.	1,507	3,815
OZ Minerals, Ltd.	6,043	41,671
QBE Insurance Group, Ltd.	2,939	21,710
Santos, Ltd. (a)	7,327	28,494
Scentre Group REIT	8,770	25,765
Shopping Centres Australasia Property Group REIT	94,783	169,399
Sonic Healthcare, Ltd.	4,605	80,818
South32, Ltd. (b)	6,221	15,362
Suncorp Group, Ltd.	6,347	64,945
Sydney Airport	943	4,854
Transurban Group Stapled Security	6,703	58,716
Vicinity Centres REIT	32,610	60,283
Wesfarmers, Ltd.	3,839	122,382
Westfield Corp. REIT	7,039	46,002
Westpac Banking Corp.	4,243	93,147
Woodside Petroleum, Ltd.	1,804	40,461
Woolworths, Ltd.	1,428	28,797

		2,209,657

AUSTRIA — 0.1%
OMV AG	1,687	98,095

BELGIUM — 0.3%
Anheuser-Busch InBev SA	981	107,715
Solvay SA	570	79,109
UCB SA	1,483	120,704

		307,528

BRAZIL — 0.8%
Ambev SA ADR	12,779	92,903
Banco Bradesco SA Preference Shares ADR	10,314	122,530
Cia Energetica de Minas Gerais ADR (c)	7,152	18,452
Cia Siderurgica Nacional SA ADR (a) (c)	6,276	16,506

Security Description	Shares	Value
Gerdau SA ADR	5,672	$26,432
Itau Unibanco Holding SA Preference Shares ADR	8,148	127,109
Petroleo Brasileiro SA Preference Shares ADR (a)	9,465	122,951
Petroleo Brasileiro SA ADR (a)	3,229	45,658
Tim Participacoes SA ADR (c)	2,160	46,807
Vale SA ADR (c)	9,806	124,732

		744,080

CANADA — 2.9%
Aphria, Inc. (a) (c)	700	6,239
Aurora Cannabis, Inc. (a) (c)	1,000	7,213
Bank of Montreal	921	69,522
Bank of Nova Scotia	1,161	71,466
Barrick Gold Corp.	1,797	22,371
Brookfield Asset Management, Inc. Class A	2,676	104,238
Cameco Corp.	2,394	21,744
Canadian Imperial Bank of Commerce (c)	419	36,958
Canadian National Railway Co.	1,814	132,485
Canadian Natural Resources, Ltd.	1,814	56,984
Canadian Pacific Railway, Ltd.	383	67,495
Canadian Tire Corp., Ltd. Class A (c)	443	58,208
Canopy Growth Corp. (a)	300	7,832
Cenovus Energy, Inc.	2,298	19,553
Eldorado Gold Corp. (a) (c)	2,470	2,069
Enbridge, Inc. (b)	2,052	64,493
Enbridge, Inc. (b) (c)	2,632	82,829
Encana Corp.	3,366	36,995
Enerplus Corp.	2,646	29,739
First Majestic Silver Corp. (a) (c)	8,089	49,503
First Quantum Minerals, Ltd.	1,280	17,960
Goldcorp, Inc.	1,761	24,300
IAMGOLD Corp. (a)	2,658	13,772
IGM Financial, Inc. (c)	707	20,658
Imperial Oil, Ltd.	1,316	34,828
Just Energy Group, Inc.	16,099	71,052
Kinross Gold Corp. (a)	3,893	15,370
Loblaw Cos., Ltd.	1,475	74,468
Manulife Financial Corp.	4,721	87,591
National Bank of Canada	2,489	117,070
Nutrien, Ltd. (c)	1,469	69,379
Obsidian Energy, Ltd. (a)	1,743	1,744
Onex Corp.	1,566	112,866
Paramount Resources, Ltd. Class A (a) (c)	2,907	33,439
PrairieSky Royalty, Ltd. (c)	24	524
Rogers Communications, Inc. Class B	2,494	111,309
Royal Bank of Canada	2,184	168,588
Shaw Communications, Inc. Class B	1,663	32,015
SNC-Lavalin Group, Inc.	1,042	45,721
Sun Life Financial, Inc.	2,573	105,594
Suncor Energy, Inc.	3,666	126,508
Teck Resources, Ltd. Class B	1,304	33,560
TELUS Corp.	3,523	123,623

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
TMX Group, Ltd.	18	$1,044
Toronto-Dominion Bank	3,489	197,852
TransAlta Corp.	4,083	22,105
TransCanada Corp. (c)	1,606	66,370
Wheaton Precious Metals Corp	1,173	23,883
Yamana Gold, Inc. (c)	3,594	9,924

		2,711,053

CHILE — 0.0% (d)
Enel Americas SA ADR	1,244	14,455
Enel Chile SA ADR	690	4,416
Enel Generacion Chile SA ADR	310	7,375
Liberty Latin America, Ltd. Class C (a)	309	5,899
Sociedad Quimica y Minera de Chile SA ADR (c)	153	7,520

		39,665

CHINA — 3.4%
Agricultural Bank of China, Ltd. Class H	84,000	47,735
Alibaba Group Holding, Ltd. ADR (a) (c)	2,036	373,688
Baidu, Inc. ADR (a)	500	111,595
Bank of China, Ltd. Class H	167,000	89,795
Bank of Communications Co., Ltd. Class H	60,000	47,017
Baozun, Inc. ADR (a)	2,948	135,254
China Construction Bank Corp. Class H	131,000	134,534
China Life Insurance Co., Ltd. Class H	23,000	63,300
China Merchants Bank Co., Ltd. Class H	29,174	119,509
China Mobile, Ltd.	11,500	105,427
China Overseas Land & Investment, Ltd.	24,000	83,330
China Petroleum & Chemical Corp. Class H	71,200	62,506
China Pioneer Pharma Holdings, Ltd.	360,000	114,216
China Shenhua Energy Co., Ltd. Class H	11,500	28,573
China Telecom Corp., Ltd. Class H	72,000	31,742
China Unicom Hong Kong, Ltd. (a)	24,000	30,274
CITIC, Ltd.	24,000	33,577
CNOOC, Ltd.	36,000	53,026
COSCO SHIPPING Ports, Ltd.	23,317	19,608
Ctrip.com International, Ltd. ADR (a)	700	32,634
Health and Happiness H&H International Holdings, Ltd. (a)	16,500	125,616
Hengan International Group Co., Ltd.	6,000	55,579
Huaneng Power International, Inc. Class H	48,000	32,231
Industrial & Commercial Bank of China, Ltd. Class H	132,000	113,191
JD.com, Inc. ADR (a)	1,200	48,588
NetEase, Inc. ADR	100	28,039

Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. ADR	200	$17,530
PetroChina Co., Ltd. Class H	48,000	32,965
PICC Property & Casualty Co., Ltd. Class H	25,859	45,271
Ping An Insurance Group Co. of China, Ltd. Class H	12,000	122,014
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	84,000	85,624
TAL Education Group ADR	500	18,545
Tencent Holdings, Ltd.	12,000	626,276
Yanzhou Coal Mining Co., Ltd. Class H	24,000	30,580
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c) (e)	1,400	6,449
Yum China Holdings, Inc	1,244	51,626

		3,157,464

COLOMBIA — 0.0% (d)
Bancolombia SA ADR	260	10,925

DENMARK — 0.7%
AP Moeller - Maersk A/S Class B	60	92,501
Danske Bank A/S	2,040	75,866
DSV A/S	3,057	239,228
Novo Nordisk A/S Class B	4,542	222,944

		630,539

FINLAND — 0.4%
Fortum Oyj (c)	1,590	34,123
Metso Oyj	945	29,764
Nokia Oyj	9,862	54,398
Sampo Oyj Class A	1,113	61,953
UPM-Kymmene Oyj	3,630	134,377
Valmet Oyj (c)	179	3,584
Wartsila Oyj Abp	3,231	71,327

		389,526

FRANCE — 3.2%
Accor SA	1,990	107,319
Airbus SE	815	94,018
Alstom SA	1,471	66,232
AXA SA	3,834	101,849
BNP Paribas SA	2,035	150,590
Bouygues SA	1,167	58,428
Capgemini SE	1,435	178,601
Carrefour SA	2,427	50,295
Credit Agricole SA	4,166	67,657
Danone SA	1,153	93,206
Engie SA	1,956	32,608
Essilor International Cie Generale d’Optique SA	740	99,746
Groupe Fnac SA (a)	1,182	126,543
Hermes International	13	7,698
Kering SA	251	120,020
LVMH Moet Hennessy Louis Vuitton SE	395	121,545
Orange SA	5,584	94,668
Pernod Ricard SA	536	89,157

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Publicis Groupe SA	970	$67,497
Renault SA	1,351	163,660
Sanofi	1,785	143,418
Schneider Electric SE	1,292	113,357
Societe Generale SA	1,627	88,363
Sodexo SA	1,137	114,524
TOTAL SA	3,214	182,340
Unibail-Rodamco SE REIT	431	98,407
Vallourec SA (a)(c)	1,266	6,701
Veolia Environnement SA	3,431	81,207
Vinci SA	1,651	162,236
Vivendi SA	4,208	108,679

		2,990,569

GERMANY — 3.0%
adidas AG	981	237,255
Allianz SE	921	207,736
BASF SE	1,483	150,414
Bayer AG	1,749	197,441
Commerzbank AG (a)	1,651	21,409
CompuGroup Medical SE	3,019	163,146
Daimler AG	2,052	174,056
Deutsche Bank AG	3,905	54,394
Deutsche Boerse AG	707	96,167
Deutsche Lufthansa AG	4,242	135,330
Deutsche Post AG	3,523	153,900
Deutsche Telekom AG	5,815	94,758
E.ON SE	3,642	40,401
Fresenius Medical Care AG & Co. KGaA	395	40,311
Linde AG (a)	251	52,817
MAN SE	335	39,037
Merck KGaA	1,244	119,182
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	536	124,490
OSRAM Licht AG	14	1,029
RWE AG (a)	1,220	30,098
Salzgitter AG	1,292	66,006
SAP SE	1,814	189,564
Siemens AG	1,443	183,714
ThyssenKrupp AG	2,274	59,262
Uniper SE	331	10,075
Volkswagen AG	431	86,189
Volkswagen AG Preference Shares	395	78,397

		2,806,578

HONG KONG — 1.4%
AIA Group, Ltd.	16,800	142,135
Bank of East Asia, Ltd.	16,611	66,247
CK Asset Holdings, Ltd.	18,920	158,745
CK Hutchison Holdings, Ltd.	11,420	136,633
Global Brands Group Holding, Ltd. (a)	8,000	449
Hang Lung Properties, Ltd.	12,000	27,950
Henderson Land Development Co., Ltd.	15,406	100,308
Hong Kong Exchanges & Clearing, Ltd.	3,795	123,400

Security Description	Shares	Value
Li & Fung, Ltd.	24,000	$11,743
Li Bao Ge Group, Ltd.	150,000	7,741
Link REIT	12,058	102,938
New World Development Co., Ltd.	40,993	57,873
Sands China, Ltd.	9,600	51,619
Shangri-La Asia, Ltd.	24,000	48,316
Sun Hung Kai Properties, Ltd.	12,253	193,592
Swire Pacific, Ltd. Class A	6,000	60,510

		1,290,199

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	2,200	24,025
Richter Gedeon Nyrt	2,238	46,773

		70,798

INDIA — 0.9%
Dr Reddy’s Laboratories, Ltd. ADR (c)	2,554	83,490
ICICI Bank, Ltd. ADR	8,764	77,561
Infosys, Ltd. ADR (c)	11,147	198,974
Larsen & Toubro, Ltd. GDR	3,746	75,295
Mahindra & Mahindra, Ltd., GDR	3,446	39,629
Reliance Industries, Ltd. GDR (e)	3,960	107,316
State Bank of India GDR	1,669	64,423
Tata Motors, Ltd. ADR (a)	2,380	61,166
Vedanta, Ltd. ADR	3,722	65,396
Wipro, Ltd. ADR	10,614	54,768

		828,018

INDONESIA — 0.4%
Astra International Tbk PT	60,800	32,238
Bank Central Asia Tbk PT	54,800	92,743
Bank Mandiri Persero Tbk PT	109,600	61,099
Bank Rakyat Indonesia Persero Tbk PT	321,000	83,937
Gudang Garam Tbk PT	6,000	31,585
Telekomunikasi Indonesia Persero Tbk PT	402,400	105,222

		406,824

IRELAND — 0.1%
CRH PLC	1,970	66,797
Prothena Corp. PLC (a)	1,813	66,555

		133,352

ISRAEL — 0.3%
Bank Hapoalim BM	8,316	56,943
Bank Leumi Le-Israel BM	37,874	227,728
Teva Pharmaceutical Industries, Ltd. ADR	1,423	24,319

		308,990

ITALY — 0.7%
Assicurazioni Generali SpA	3,450	66,297
Atlantia SpA	923	28,549
Banca Monte dei Paschi di Siena SpA (a)(c)	90	285
Enel SpA	15,198	92,896
Eni SpA	5,232	91,937
Ferrari NV	277	33,229

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Intesa Sanpaolo SpA	27,419	$99,596
Italgas SpA	1,720	10,272
Luxottica Group SpA	369	22,918
Mediaset SpA (a)	13,484	51,607
Saipem SpA (a)	1,573	6,156
Snam SpA	8,606	39,510
Telecom Italia SpA/Milano (a)	64,065	60,747
UniCredit SpA (a)	3,642	76,091

		680,090

JAPAN — 8.2%
Aisin Seiki Co., Ltd.	1,200	64,767
Asahi Group Holdings, Ltd.	1,200	64,203
Asahi Kasei Corp.	12,000	157,800
Astellas Pharma, Inc.	6,000	91,171
Bridgestone Corp.	1,200	52,220
Canon, Inc.	1,200	43,441
Credit Saison Co., Ltd.	2,400	39,583
Daiichi Sankyo Co., Ltd.	3,600	119,661
Daikin Industries, Ltd.	1,200	131,396
Daiwa Securities Group, Inc.	12,000	76,310
Denso Corp.	2,400	130,482
Eisai Co., Ltd. (c)	1,200	76,570
FUJIFILM Holdings Corp.	2,400	94,691
Fujitsu, Ltd.	11,000	66,093
Hitachi, Ltd.	12,000	86,104
Hokuhoku Financial Group, Inc. (c)	2,400	32,654
Honda Motor Co., Ltd.	2,400	82,166
Hoya Corp.	2,400	119,808
Istyle, Inc.	500	6,996
ITOCHU Corp. (c)	3,600	69,444
Japan Tobacco, Inc.	2,400	68,491
JFE Holdings, Inc.	2,400	47,786
JSR Corp.	2,400	53,326
JXTG Holdings, Inc.	6,000	35,972
Kajima Corp.	12,000	111,368
Kamigumi Co., Ltd.	6,000	132,807
Kansai Electric Power Co., Inc.	2,400	31,120
KDDI Corp.	7,200	183,165
Kobe Steel, Ltd. (a)	3,600	35,306
Komatsu, Ltd.	2,400	79,097
Konica Minolta, Inc. (c)	6,000	50,381
Kyocera Corp.	2,400	133,755
Makita Corp.	2,400	117,348
Marubeni Corp.	12,000	86,511
Marui Group Co., Ltd. (c)	4,300	85,717
Mebuki Financial Group, Inc.	12,800	49,106
Mitsubishi Chemical Holdings Corp.	6,000	57,546
Mitsubishi Corp.	2,400	63,763
Mitsubishi Electric Corp.	12,000	191,763
Mitsubishi Heavy Industries, Ltd. (c)	1,200	45,800
Mitsubishi UFJ Financial Group, Inc.	21,500	140,766
Mitsui & Co., Ltd.	2,400	40,846
Mizuho Financial Group, Inc.	44,300	79,769
MS&AD Insurance Group Holdings, Inc.	2,400	73,929

Security Description	Shares	Value
Murata Manufacturing Co., Ltd.	1,200	$163,498
NanoCarrier Co., Ltd. (a)(c)	800	5,439
NEC Corp.	200	5,567
Nintendo Co., Ltd. (c)	400	175,496
Nippon Steel & Sumitomo Metal Corp.	3,500	75,957
Nippon Yusen KK	2,400	46,511
Nissan Motor Co., Ltd. (c)	4,800	49,399
Nitto Denko Corp.	1,200	89,275
Nomura Holdings, Inc.	11,900	68,390
NTT Data Corp.	6,000	62,228
NTT DOCOMO, Inc.	1,900	48,049
Obayashi Corp.	12,000	130,437
ORIX Corp.	4,800	84,784
Osaka Gas Co., Ltd. (c)	2,400	47,323
Panasonic Corp.	7,200	101,788
Resona Holdings, Inc.	7,200	38,244
Rohm Co., Ltd.	1,200	111,707
Secom Co., Ltd.	1,200	88,350
Seven & i Holdings Co., Ltd.	1,200	51,137
Shin-Etsu Chemical Co., Ltd.	1,200	122,708
SoftBank Group Corp.	2,400	176,158
Sompo Holdings, Inc.	2,400	95,707
Sony Corp.	3,600	172,976
Sumitomo Chemical Co., Ltd.	12,000	68,604
Sumitomo Corp.	2,400	39,695
Sumitomo Electric Industries, Ltd.	3,600	54,381
Sumitomo Mitsui Financial Group, Inc.	2,400	100,446
Sumitomo Mitsui Trust Holdings, Inc.	1,200	48,553
T&D Holdings, Inc.	4,800	75,532
Takeda Pharmaceutical Co., Ltd.	1,200	57,772
TDK Corp.	1,200	105,049
Teijin, Ltd.	2,400	45,134
Terumo Corp.	2,400	123,667
Tokio Marine Holdings, Inc.	2,400	107,712
Tokyo Electron, Ltd.	1,100	198,745
Tokyu Corp.	5,500	86,004
Toppan Printing Co., Ltd.	12,000	97,489
Toshiba Corp. (a)	12,000	34,528
Toyota Motor Corp.	4,800	308,807
Toyota Tsusho Corp.	3,600	120,000
UNITED, Inc.	200	7,917
West Japan Railway Co.	1,200	84,344
Yamada Denki Co., Ltd. (c)	4,800	28,931
Yamaha Corp.	3,900	168,872

		7,574,308

LUXEMBOURG — 0.1%
ArcelorMittal (a)	1,371	43,333

MALAYSIA — 0.1%
CIMB Group Holdings Bhd	12,279	22,729
Malayan Banking Bhd	8,160	22,193
Public Bank Bhd	5,200	32,265
Tenaga Nasional Bhd	6,100	25,485

		102,672

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MEXICO — 0.4%
America Movil SAB de CV Series L	93,026	$87,912
Cemex SAB de CV Series CPO (a)	47,666	31,414
Fomento Economico Mexicano SAB de CV	9,562	86,864
Grupo Financiero Banorte SAB de CV Series O	9,204	56,035
Grupo Mexico SAB de CV Series B	15,308	50,779
Grupo Televisa SAB Series CPO	8,133	25,767
Industrias Penoles SAB de CV	620	12,475

		351,246

NETHERLANDS — 1.6%
Akzo Nobel NV	972	91,736
ASML Holding NV	875	172,341
Heineken NV	647	69,466
ING Groep NV	8,398	141,498
Koninklijke Ahold Delhaize NV	3,577	84,649
Koninklijke DSM NV	1,153	114,349
Koninklijke KPN NV	11,057	33,139
Koninklijke Philips NV	3,480	133,382
Royal Dutch Shell PLC Class A	2,293	71,843
Royal Dutch Shell PLC Class B	11,878	379,404
Wolters Kluwer NV	3,630	192,816

		1,484,623

NORWAY — 0.3%
DNB ASA	4,506	87,326
Norsk Hydro ASA	13,852	81,073
Telenor ASA	3,690	83,191
Yara International ASA	768	32,389

		283,979

PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	324	4,935

PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	897	25,448

POLAND — 0.0% (d)
Polski Koncern Naftowy ORLEN SA	538	13,212
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,684	19,882

		33,094

RUSSIA — 0.4%
Gazprom PJSC ADR (b)	1,770	8,613
Gazprom PJSC ADR (b)	803	3,959
LUKOIL PJSC ADR	1,185	82,026
MMC Norilsk Nickel PJSC ADR (c)	1,447	27,059
Mobile TeleSystems PJSC ADR	2,262	25,764
RusHydro PJSC ADR (b)	1,077	1,314
RusHydro PJSC ADR (b)	579	728
Sberbank of Russia PJSC ADR (b)	4,626	86,182
Sberbank of Russia PJSC ADR (b)	427	7,963
Surgutneftegas OJSC ADR	445	2,234
Tatneft PJSC ADR (b)	1,097	69,243
Tatneft PJSC ADR (b)	96	6,166

		321,251

Security Description	Shares	Value
SINGAPORE — 0.6%
Broadcom, Ltd.	929	$218,919
CapitaLand, Ltd.	36,000	98,009
Singapore Exchange, Ltd.	24,000	134,889
Singapore Press Holdings, Ltd. (c)	24,000	46,122
Singapore Telecommunications, Ltd.	12,000	30,840

		528,779

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd.	1,053	10,000
Discovery, Ltd. (c)	15,747	226,595
FirstRand, Ltd. (c)	13,266	74,902
Gold Fields, Ltd.	2,554	10,342
Harmony Gold Mining Co., Ltd.	2,422	5,750
Impala Platinum Holdings, Ltd. (a) (c)	1,639	3,256
MTN Group, Ltd. (c)	4,899	49,210
Naspers, Ltd. Class N	780	190,369
Sanlam, Ltd. (c)	12,283	88,426
Sasol, Ltd.	945	32,160
Sibanye Gold, Ltd.	2,507	2,490
Standard Bank Group, Ltd. (c)	3,174	58,579

		752,079

SOUTH KOREA — 2.1%
Able C&C Co., Ltd. (a)	5,776	101,875
Ahnlab, Inc.	111	8,841
Aprogen pharmaceuticals, Inc. (a)	2,268	8,926
Cell Biotech Co., Ltd.	341	15,516
Celltrion, Inc. (a)	106	31,525
CMG Pharmaceutical Co., Ltd. (a)	1,212	7,664
CrystalGenomics, Inc. (a)	307	7,114
Dae Hwa Pharmaceutical Co., Ltd.	418	11,726
DIO Corp. (a)	1,932	80,931
E-MART, Inc.	27	6,852
Genexine Co., Ltd. (a)	93	8,917
Green Cross Cell Corp.	209	10,961
Hana Financial Group, Inc.	410	17,540
Hanall Biopharma Co., Ltd. (a)	262	7,939
Humedix Co., Ltd.	209	8,755
Huons Co., Ltd.	92	9,287
Hyundai Construction Equipment Co., Ltd. (a)	4	662
Hyundai Electric & Energy System Co., Ltd. (a)	4	308
Hyundai Heavy Industries Co., Ltd. (a)	35	4,515
Hyundai Mobis Co., Ltd.	167	39,795
Hyundai Motor Co.	373	50,216
Hyundai Robotics Co., Ltd. (a)	6	2,398
Hyundai Steel Co.	163	7,891
iNtRON Biotechnology, Inc. (a)	214	8,784
Jayjun Cosmetic Co., Ltd. (a)	592	10,941
JW Holdings Corp.	4,923	37,919
JW Pharmaceutical Corp.	1,048	41,540
KB Financial Group, Inc.	903	52,186
Kia Motors Corp.	300	8,964
Korea Electric Power Corp. ADR (a) (c)	990	15,236

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
KT&G Corp.	336	$31,523
LG Chem, Ltd. Preference Shares	507	102,504
LG Electronics, Inc.	129	13,192
LG Household & Health Care, Ltd.	53	59,270
Lotte Chemical Corp.	17	6,906
NAVER Corp.	95	70,054
NHN Entertainment Corp. (a)	33	2,090
NUTRIBIOTECH Co., Ltd. (a)	353	7,799
PHARMA RESEARCH PRODUCTS Co., Ltd.	146	7,369
POSCO ADR (a)	1,356	106,921
Samsung C&T Corp.	158	20,308
Samsung Electronics Co., Ltd. GDR	430	492,780
Samsung Engineering Co., Ltd. (a)	355	6,161
Samsung Fire & Marine Insurance Co., Ltd.	89	22,377
Samsung Heavy Industries Co., Ltd. (a)	692	5,116
Samsung Securities Co., Ltd.	351	12,941
SeAH Steel Corp.	1,504	118,243
Sejong Telecom, Inc. (a)	13,717	7,914
Shinhan Financial Group Co., Ltd.	903	38,250
SillaJen, Inc. (a)	82	8,239
SK Holdings Co., Ltd.	86	24,084
SK Hynix, Inc.	1,395	105,093
SK Innovation Co., Ltd.	68	13,397
ViroMed Co., Ltd. (a)	36	7,464
Whanin Pharmaceutical Co., Ltd.	722	16,934

		1,932,653

SPAIN — 1.0%
Acciona SA (c)	1,582	120,084
Acerinox SA (c)	3,629	50,634
ACS Actividades de Construccion y Servicios SA	2,837	110,429
Amadeus IT Group SA	1,206	88,962
Banco Bilbao Vizcaya Argentaria SA	10,804	85,424
Banco Santander SA	24,626	160,366
Iberdrola SA	9,774	71,787
Industria de Diseno Textil SA	2,405	75,217
Repsol SA	1,841	32,638
Telefonica SA	8,707	85,966

		881,507

SWEDEN — 1.0%
Assa Abloy AB Class B	4,095	88,185
Atlas Copco AB Class B	3,810	147,627
Nordea Bank AB	6,612	70,345
Sandvik AB	3,547	64,567
Securitas AB Class B	5,512	93,295
Skandinaviska Enskilda Banken AB Class A	8,340	87,077
Skanska AB Class B	3,618	73,723
SKF AB Class B (c)	2,573	52,383
Svenska Handelsbanken AB Class A	3,383	42,092
Tele2 AB Class B	2,530	30,255
Telefonaktiebolaget LM Ericsson Class B (c)	6,751	42,659

Security Description	Shares	Value
Telia Co. AB	5,815	$27,225
Volvo AB Class A	5,565	101,335

		920,768

SWITZERLAND — 2.8%
ABB, Ltd.	5,027	119,270
Adecco Group AG	969	68,810
Cie Financiere Richemont SA	1,363	122,066
Credit Suisse Group AG (a)	4,248	70,933
Ferguson PLC	1,053	79,086
Geberit AG	395	174,236
Givaudan SA	48	109,073
Glencore PLC (a)	6,604	32,776
Kuehne + Nagel International AG	466	73,141
LafargeHolcim, Ltd. (a)	930	50,793
Nestle SA	4,818	380,469
Novartis AG	3,281	264,714
Roche Holding AG	1,220	279,137
SGS SA	48	117,694
Swatch Group AG	144	63,368
Swiss Re AG	1,173	119,162
TE Connectivity, Ltd.	2,482	247,952
TRANSOCEAN, Ltd. (a)	885	8,734
UBS Group AG (a)	6,826	119,719
Zurich Insurance Group AG (a)	239	78,219

		2,579,352

TAIWAN — 1.4%
Advanced Semiconductor Engineering, Inc. ADR	14,349	104,174
AU Optronics Corp. ADR (c)	24,401	111,513
Chunghwa Telecom Co., Ltd. ADR	3,269	127,033
Hon Hai Precision Industry Co., Ltd. GDR	25,771	160,296
Siliconware Precision Industries Co., Ltd. ADR (c)	16,934	146,479
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,449	501,008
United Microelectronics Corp. ADR (c)	48,217	124,882

		1,275,385

THAILAND — 0.2%
Bangkok Bank PCL (f)	13,200	90,336
CP ALL PCL NVDR	8,900	24,833
Kasikornbank PCL NVDR	2,100	14,237
PTT PCL (f)	2,400	42,059
Siam Commercial Bank PCL NVDR	3,200	14,685

		186,150

TURKEY — 0.1%
Akbank Turk A/S	9,083	21,920
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a)	49,741	31,768
Turkiye Garanti Bankasi A/S	10,507	28,910
Turkiye Is Bankasi A/S Class C	24,114	43,402

		126,000

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 5.7%
3i Group PLC	22,031	$265,475
Anglo American PLC (c)	2,770	64,542
AstraZeneca PLC	2,196	150,808
BAE Systems PLC	11,076	90,335
Barclays PLC	30,004	86,915
BP PLC	25,447	171,078
British American Tobacco PLC	2,054	119,029
British Land Co. PLC REIT	7,942	71,525
BT Group PLC	25,842	82,471
Burberry Group PLC	1,968	46,822
Capita PLC	6,676	13,490
CNH Industrial NV	1,712	21,118
Cobham PLC (a)	69,090	119,114
Compass Group PLC	5,391	110,072
CYBG PLC	934	3,862
Diageo PLC	3,378	114,296
Experian PLC	4,616	99,558
Fiat Chrysler Automobiles NV	2,122	43,066
G4S PLC	7,743	26,948
GlaxoSmithKline PLC	7,767	151,884
Hammerson PLC REIT (c)	12,777	96,178
HSBC Holdings PLC	31,620	295,148
Imperial Brands PLC	1,244	42,336
Indivior PLC (a)	946	5,409
InterContinental Hotels Group PLC	2,496	149,439
J Sainsbury PLC	9,155	30,668
Land Securities Group PLC REIT	5,134	67,490
Liberty Global PLC Class A (a)	1,244	38,950
Liberty Global PLC Series C (a)	2,220	67,555
Lloyds Banking Group PLC	107,617	97,614
Lonmin PLC (a) (c)	13	11
Marks & Spencer Group PLC	12,641	47,914
Micro Focus International PLC ADR	683	9,589
National Grid PLC	2,355	26,501
Next PLC	897	59,883
Old Mutual PLC	18,636	62,559
Pearson PLC	1,483	15,582
Pentair PLC	143	9,743
Prudential PLC	6,031	150,466
Randgold Resources, Ltd.	367	30,282
Reckitt Benckiser Group PLC	993	84,052
RELX NV	6,531	135,181
RELX PLC	3,869	79,512
Rio Tinto PLC	2,668	135,148
Rio Tinto, Ltd.	208	11,599
Rolls-Royce Holdings PLC (a)	3,929	48,039
RSA Insurance Group PLC	8,770	77,506
Sage Group PLC	21,128	189,448
Severn Trent PLC	3,105	80,319
Shire PLC ADR	92	13,744
Shire PLC	717	35,912
Sky PLC	2,494	45,394
Smith & Nephew PLC	5,632	105,157
Smiths Group PLC	4,337	92,081
SSE PLC	2,334	41,778
Standard Chartered PLC	6,071	60,696

Security Description	Shares	Value
Standard Life Aberdeen PLC	20,882	$105,368
TechnipFMC PLC (b)	2,482	73,095
TechnipFMC PLC (b)	1,286	37,373
Tesco PLC	14,684	42,413
Tullow Oil PLC (a)	3,334	9,167
Unilever NV	2,492	140,582
Unilever PLC	1,901	105,482
United Utilities Group PLC	5,524	55,437
Vodafone Group PLC	45,308	123,443
Whitbread PLC	3,545	183,998
WPP PLC	4,276	67,932

		5,335,581

UNITED STATES — 51.5%
3M Co.	1,244	273,083
Abbott Laboratories	4,642	278,149
AbbVie, Inc.	1,220	115,473
Abeona Therapeutics, Inc. (a) (c)	500	7,175
Accenture PLC Class A	1,244	190,954
Adient PLC (c)	13	777
Adobe Systems, Inc. (a)	1,922	415,306
AdvanSix, Inc. (a)	88	3,061
Aetna, Inc.	1,877	317,213
Aflac, Inc.	4,964	217,225
Agenus, Inc. (a) (c)	1,900	8,949
Agilent Technologies, Inc.	2,482	166,046
AGNC Investment Corp. REIT	1,244	23,536
Alexion Pharmaceuticals, Inc. (a)	944	105,218
Allegion PLC	406	34,628
Allergan PLC	463	77,918
Allstate Corp.	2,482	235,294
Alphabet, Inc. Class A (a)	608	630,581
Alphabet, Inc. Class C (a)	608	627,328
Altria Group, Inc.	2,482	154,678
Amazon.com, Inc. (a)	802	1,160,767
American Electric Power Co., Inc.	2,482	170,240
American Express Co.	2,482	231,521
American Tower Corp. REIT	1,244	180,803
Amgen, Inc.	2,124	362,099
Anadarko Petroleum Corp.	1,244	75,150
Annaly Capital Management, Inc. REIT	2,482	25,887
Anthem, Inc.	1,244	273,307
Apache Corp.	1,244	47,869
Apple, Inc.	8,713	1,461,867
Applied Materials, Inc.	5,389	299,682
Archer-Daniels-Midland Co.	3,726	161,597
AT&T, Inc.	11,045	393,754
Automatic Data Processing, Inc.	1,244	141,169
Baker Hughes a GE Co.	1,884	52,319
Bank of America Corp.	21,134	633,809
Bank of New York Mellon Corp.	3,726	192,001
Baxter International, Inc.	2,429	157,982
Becton Dickinson and Co.	1,244	269,575
Bed Bath & Beyond, Inc.	1,244	26,112
Bellicum Pharmaceuticals, Inc. (a) (c)	1,500	9,840
Berkshire Hathaway, Inc. Class B (a)	1,444	288,049
Biogen, Inc. (a)	763	208,925

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Boeing Co.	1,244	$407,883
Booking Holdings, Inc. (a)	92	191,396
Brighthouse Financial, Inc. (a)	367	18,864
Bristol-Myers Squibb Co.	3,726	235,669
C.H. Robinson Worldwide, Inc.	1,244	116,575
California Resources Corp. (a) (c)	81	1,389
Calithera Biosciences, Inc. (a)	1,000	6,300
Capital One Financial Corp.	1,244	119,200
Cara Therapeutics, Inc. (a) (c)	700	8,666
Carnival Corp.	1,244	81,581
Caterpillar, Inc.	1,244	183,341
CBS Corp. Class B	2,214	113,777
CDK Global, Inc.	409	25,906
Celgene Corp. (a)	2,489	222,044
CenturyLink, Inc.	2,482	40,779
Charles Schwab Corp.	6,214	324,495
Charter Communications, Inc. Class A (a)	529	164,635
Chemours Co.	422	20,556
Chesapeake Energy Corp. (a) (c)	3,726	11,252
Chevron Corp.	3,122	356,033
Chubb, Ltd.	1,895	259,179
Church & Dwight Co., Inc.	3,755	189,102
Cisco Systems, Inc.	12,415	532,479
Citigroup, Inc.	6,214	419,445
Citrix Systems, Inc. (a)	1,244	115,443
Clorox Co.	1,244	165,589
Coca-Cola Co.	4,977	216,151
Cognizant Technology Solutions Corp. Class A	2,489	200,364
Colgate-Palmolive Co.	2,482	177,910
Comcast Corp. Class A	6,410	219,030
CommerceHub, Inc. Class A (a)	46	1,035
CommerceHub, Inc. Series C (a)	105	2,361
Community Healthcare Trust, Inc. REIT (c)	400	10,296
Conagra Brands, Inc.	2,482	91,536
ConocoPhillips	2,482	147,158
Corning, Inc.	4,977	138,759
Costco Wholesale Corp.	1,244	234,407
Coty, Inc. Class A (c)	659	12,060
CSX Corp.	3,177	176,991
Cummins, Inc.	1,244	201,640
CVS Health Corp.	2,482	154,405
Danaher Corp.	2,482	243,013
Deere & Co.	1,244	193,218
Dell Technologies, Inc. Class V (a)	555	40,632
Devon Energy Corp.	1,244	39,547
Discover Financial Services	2,482	178,530
Dollar Tree, Inc. (a)	1,675	158,957
DowDuPont, Inc.	6,907	440,045
Duke Energy Corp.	1,351	104,662
DXC Technology Co.	460	46,244
Easterly Government Properties, Inc. REIT (c)	7,000	142,800
Eaton Corp. PLC	2,482	198,337
eBay, Inc. (a)	3,726	149,934
Ecolab, Inc.	1,244	170,515

Security Description	Shares	Value
Edison International	2,482	$158,004
Eli Lilly & Co.	2,482	192,032
Emerson Electric Co.	2,482	169,521
Entercom Communications Corp. Class A (c)	1,453	14,021
EOG Resources, Inc.	2,489	262,017
Equity Residential REIT	1,244	76,655
Estee Lauder Cos., Inc. Class A	1,244	186,252
Exelon Corp.	2,482	96,823
Express Scripts Holding Co. (a)	1,736	119,923
Exxon Mobil Corp.	6,652	496,306
Facebook, Inc. Class A (a)	3,299	527,147
Fastenal Co. (c)	1,244	67,910
FedEx Corp.	1,244	298,697
FirstEnergy Corp.	2,482	84,413
Ford Motor Co.	9,934	110,069
Fortive Corp.	1,241	96,202
Franklin Resources, Inc.	3,726	129,218
Freeport-McMoRan, Inc. (a)	2,482	43,609
GCI Liberty, Inc. Class A (a)	314	16,598
General Dynamics Corp.	1,244	274,800
General Electric Co.	17,316	233,420
General Mills, Inc.	1,244	56,055
General Motors Co.	2,482	90,196
Geron Corp. (a) (c)	3,100	13,175
Gilead Sciences, Inc.	3,293	248,259
Gladstone Commercial Corp. REIT	4,500	78,030
Goldman Sachs Group, Inc.	1,244	313,314
Halliburton Co.	2,482	116,505
Halyard Health, Inc. (a)	155	7,142
HCP, Inc. REIT	3,726	86,555
Hershey Co.	1,244	123,106
Hess Corp.	1,244	62,971
Hewlett Packard Enterprise Co.	4,977	87,297
Home Depot, Inc.	2,482	442,392
Honeywell International, Inc.	2,482	358,674
Hovnanian Enterprises, Inc. Class A (a)	6,700	12,261
HP, Inc.	4,977	109,096
Illinois Tool Works, Inc.	1,877	294,051
ImmunoGen, Inc. (a) (c)	700	7,364
Ingersoll-Rand PLC	2,482	212,236
Intel Corp.	9,534	496,531
International Business Machines Corp.	2,004	307,474
Intuit, Inc.	1,244	215,647
Iron Mountain, Inc. REIT	91	2,990
Iron Mountain, Inc. (c)	29	952
J.M. Smucker Co.	1,244	154,268
Johnson & Johnson	3,726	477,487
Johnson Controls International PLC	3,290	115,940
JPMorgan Chase & Co.	7,457	820,046
Juniper Networks, Inc.	2,482	60,387
Kellogg Co. (c)	1,244	80,872
Keysight Technologies, Inc. (a)	1,243	65,121
Kimberly-Clark Corp.	1,244	137,002
Kinder Morgan, Inc.	3,586	54,005
Kohl’s Corp. (c)	1,244	81,494

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Kraft Heinz Co.	203	$12,645
L Brands, Inc. (c)	1,577	60,257
Lamb Weston Holdings, Inc.	826	48,090
Las Vegas Sands Corp.	1,244	89,444
Leidos Holdings, Inc.	313	20,470
Liberty Expedia Holdings, Inc. Class A (a)	210	8,249
Liberty Interactive Corp. QVC Group Class A (a)	2,482	62,472
Liberty TripAdvisor Holdings, Inc. Class A (a)	168	1,806
Lockheed Martin Corp.	1,002	338,606
LogMeIn, Inc.	213	24,612
Lowe’s Cos., Inc.	3,726	326,956
LyondellBasell Industries NV Class A	1,244	131,466
Macy’s, Inc. (c)	2,482	73,815
Mallinckrodt PLC (a)	155	2,244
Marathon Oil Corp.	3,726	60,100
Marathon Petroleum Corp.	2,490	182,044
Marsh & McLennan Cos., Inc.	2,482	204,988
Mastercard, Inc. Class A	800	140,128
Mattel, Inc. (c)	3,477	45,723
McCormick & Co., Inc.	1,870	198,949
McDonald’s Corp.	1,244	194,537
McKesson Corp.	944	132,981
Medtronic PLC	5,150	413,133
Merck & Co., Inc.	4,977	271,097
MetLife, Inc.	3,726	170,986
Microsoft Corp.	13,664	1,247,113
Mondelez International, Inc. Class A	1,244	51,912
Monsanto Co.	1,244	145,162
Morgan Stanley	3,726	201,055
Mosaic Co.	1,244	30,204
National Oilwell Varco, Inc.	1,244	45,792
Nektar Therapeutics (a)	100	10,626
NetApp, Inc.	1,244	76,742
Netflix, Inc. (a)	200	59,070
Newmont Mining Corp.	1,244	48,603
News Corp. Class A	756	11,945
NexPoint Residential Trust, Inc. REIT	5,000	124,200
NextEra Energy, Inc.	1,244	203,182
NIKE, Inc. Class B	4,158	276,257
Noble Corp. PLC (a) (c)	2,482	9,208
Noble Energy, Inc.	2,482	75,205
Norfolk Southern Corp.	1,244	168,910
Northrop Grumman Corp.	833	290,817
Novavax, Inc. (a) (c)	3,700	7,770
NOW, Inc. (a) (c)	310	3,168
NVIDIA Corp.	800	185,272
Occidental Petroleum Corp.	2,482	161,231
Oracle Corp.	8,689	397,522
O’Reilly Automotive, Inc. (a)	517	127,895
Outfront Media, Inc. REIT	3	56
Parker-Hannifin Corp.	1,244	212,761
PayPal Holdings, Inc. (a)	3,726	282,692

Security Description	Shares	Value
PepsiCo, Inc.	2,482	$270,910
Perrigo Co. PLC	21	1,750
Pfizer, Inc.	12,269	435,427
PG&E Corp.	1,244	54,649
Philip Morris International, Inc.	2,482	246,711
Phillips 66	608	58,319
Pioneer Natural Resources Co.	844	144,982
PNC Financial Services Group, Inc.	1,244	188,143
PPL Corp.	3,726	105,409
Praxair, Inc.	1,244	179,509
Procter & Gamble Co.	2,714	215,166
Progenics Pharmaceuticals, Inc. (a) (c)	2,000	14,920
Prologis, Inc. REIT	3,726	234,701
Prudential Financial, Inc.	1,882	194,881
PTC Therapeutics, Inc. (a)	300	8,118
Public Service Enterprise Group, Inc.	2,482	124,696
Public Storage REIT	1,042	208,806
QUALCOMM, Inc.	3,726	206,458
Quality Care Properties, Inc. REIT (a)	744	14,456
Range Resources Corp. (c)	1,244	18,088
Raytheon Co.	1,244	268,480
Retail Opportunity Investments Corp. REIT	10,219	180,570
Ross Stores, Inc.	2,190	170,776
salesforce.com, Inc. (a)	2,566	298,426
Sangamo Therapeutics, Inc. (a)	300	5,700
Schlumberger, Ltd.	3,654	236,706
Seagate Technology PLC	1,244	72,799
Sears Holdings Corp. (a)	3,000	8,010
Simon Property Group, Inc. REIT	1,244	192,011
Southern Co.	1,244	55,557
Southwestern Energy Co. (a)	1,244	5,386
Starbucks Corp.	4,962	287,250
State Street Corp. (g)	1,244	124,064
Synchrony Financial	1,387	46,506
Sysco Corp.	2,482	148,821
Tapestry, Inc.	1,244	65,447
Target Corp.	1,244	86,371
Tesla, Inc. (a)	100	26,613
Texas Instruments, Inc.	3,726	387,094
Thermo Fisher Scientific, Inc.	1,879	387,938
Time Warner, Inc.	2,004	189,538
TJX Cos., Inc.	2,482	202,432
Travelers Cos., Inc.	1,244	172,742
Twenty-First Century Fox, Inc. Class A	6,214	227,992
Twitter, Inc. (a)	200	5,802
Tyson Foods, Inc. Class A	2,970	217,374
UMH Properties, Inc.	7,100	95,211
Union Pacific Corp.	1,889	253,938
United Financial Bancorp, Inc.	10,408	168,610
United Parcel Service, Inc. Class B	1,244	130,197
United Technologies Corp.	1,244	156,520
UnitedHealth Group, Inc.	2,482	531,148
US Bancorp	3,726	188,163

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Valero Energy Corp.	2,482	$230,255
Vanda Pharmaceuticals, Inc. (a)	400	6,740
Vector Group, Ltd. (c)	8,194	167,076
Verizon Communications, Inc.	4,208	201,227
Viacom, Inc. Class B	1,244	38,639
Visa, Inc. Class A (c)	4,986	596,425
Voyager Therapeutics, Inc. (a) (c)	300	5,637
Walmart, Inc.	2,482	220,824
Walgreens Boots Alliance, Inc.	2,482	162,497
Walt Disney Co.	3,726	374,239
Washington Prime Group, Inc. REIT	619	4,129
Waste Management, Inc.	2,482	208,786
Weatherford International PLC (a) (c)	6,214	14,230
Wells Fargo & Co.	9,634	504,918
Western Digital Corp.	1,541	142,188
Williams Cos., Inc.	3,726	92,628
Windstream Holdings, Inc.	8,600	12,126
Yum! Brands, Inc.	1,244	105,902
Zoetis, Inc.	143	11,942

		47,862,430

TOTAL COMMON STOCKS (Cost $80,231,092)		92,419,523

RIGHTS — 0.0% (d)
SOUTH KOREA — 0.0% (d)
Samsung Heavy Industries Co., Ltd. (expires 4/13/18) (a) (Cost $0)	364	709

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h) (i)	222,089	222,089
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	1,690,862	1,690,862

TOTAL SHORT-TERM INVESTMENTS (Cost $1,912,951)		1,912,951

TOTAL INVESTMENTS — 101.4% (Cost $82,144,043)		94,333,183

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,335,771)

NET ASSETS — 100.0%		$92,997,412

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $132,395 representing 0.2% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below. (h) The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	=American Depositary Receipt
GDR	=Global Depositary Receipt
NVDR	=Non Voting Depositary Receipt
REIT	=Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,209,657	$ —	$—	$2,209,657

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Austria	$98,095	$ —	$—	$98,095
Belgium	307,528	—	—	307,528
Brazil	744,080	—	—	744,080
Canada	2,711,053	—	—	2,711,053
Chile	39,665	—	—	39,665
China	3,157,464	—	—	3,157,464
Colombia	10,925	—	—	10,925
Denmark	630,539	—	—	630,539
Finland	389,526	—	—	389,526
France	2,990,569	—	—	2,990,569
Germany	2,806,578	—	—	2,806,578
Hong Kong	1,290,199	—	—	1,290,199
Hungary	70,798	—	—	70,798
India	828,018	—	—	828,018
Indonesia	406,824	—	—	406,824
Ireland	133,352	—	—	133,352
Israel	308,990	—	—	308,990
Italy	680,090	—	—	680,090
Japan	7,574,308	—	—	7,574,308
Luxembourg	43,333	—	—	43,333
Malaysia	102,672	—	—	102,672
Mexico	351,246	—	—	351,246
Netherlands	1,484,623	—	—	1,484,623
Norway	283,979	—	—	283,979
Peru	4,935	—	—	4,935
Philippines	25,448	—	—	25,448
Poland	33,094	—	—	33,094
Russia	321,251	—	—	321,251
Singapore	528,779	—	—	528,779
South Africa	752,079	—	—	752,079
South Korea	1,932,653	—	—	1,932,653
Spain	881,507	—	—	881,507
Sweden	920,768	—	—	920,768
Switzerland	2,579,352	—	—	2,579,352
Taiwan	1,275,385	—	—	1,275,385
Thailand	53,755	132,395	—	186,150
Turkey	126,000	—	—	126,000
United Kingdom	5,335,581	—	—	5,335,581
United States	47,862,430	—	—	47,862,430
Rights
South Korea	709	—	—	709
Short-Term Investments	1,912,951	—	—	1,912,951

TOTAL INVESTMENTS	$94,200,788	$132,395	$—	$94,333,183

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Corp	1,244	$118,852	$—	$—	$—	$5,212	1,244	$124,064	$1,045	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,517	55,517	2,121,582	1,955,010	—	—	222,089	222,089	1,279	—
State Street Navigator Securities Lending Government Money Market Portfolio	985,141	985,141	6,908,805	6,203,084	—	—	1,690,862	1,690,862	6,970	—

Total		$1,159,510	$9,030,387	$8,158,094	$—	$5,212		$2,037,015	$9,294	$—

See accompanying notes to financial statements.

SPDR MSCI ACWI LOW CARBON TARGET ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 99.2%
ARGENTINA – 0.0% (a)
Other Security	132	$47,043

AUSTRALIA – 2.0%
Other Securities	331,281	3,031,668

AUSTRIA – 0.1%
Other Securities	2,573	118,516

BELGIUM – 0.3%
Other Securities	5,794	487,020

BERMUDA – 0.0% (a)
Other Security	1,918	40,278

BRAZIL – 1.0%
Other Securities	152,994	1,463,939

CANADA – 3.1%
Other Securities	163,577	4,674,085

CHILE – 0.3%
Other Securities	114,703	378,180

CHINA – 3.5%
Alibaba Group Holding, Ltd. ADR (b) (c)	3,785	694,699
Tencent Holdings, Ltd	19,184	1,001,206
Other Securities	2,805,927	3,578,033

		5,273,938

COLOMBIA – 0.2%
Other Securities	211,074	353,930

CZECH REPUBLIC – 0.0% (a)
Other Security	477	21,746

DENMARK – 0.5%
Other Securities	16,089	735,352

FINLAND – 0.3%
Other Securities	31,117	431,269

FRANCE – 3.6%
Other Securities	98,402	5,452,943

GERMANY – 3.1%
Other Securities	76,771	4,732,899

GREECE – 0.0% (a)
Other Securities	4,660	25,879

HONG KONG – 1.2%
Hanergy Thin Film Power Group, Ltd. (c) (d)	24,000	—
Other Securities	366,109	1,772,137

		1,772,137

HUNGARY – 0.0% (a)
Other Security	1,274	57,317

INDIA – 0.9%
Other Securities	150,483	1,377,639

INDONESIA – 0.3%
Other Securities	866,050	389,526

IRELAND – 0.2%
Other Securities	8,843	245,153

Security Description	Shares	Value
ISRAEL – 0.1%
Other Securities	12,327	$202,655

ITALY – 0.7%
Other Securities	254,302	1,104,690

JAPAN – 8.0%
Mitsui & Co., Ltd.	37,600	639,925
Toyota Motor Corp.	9,700	624,047
Other Securities	586,738	10,905,335

		12,169,307

LUXEMBOURG – 0.1%
Other Securities	4,234	76,584

MACAU – 0.0% (a)
Other Security	6,800	17,545

MALAYSIA – 0.4%
Other Securities	355,638	545,348

MEXICO – 0.4%
Other Securities	195,618	564,384

NETHERLANDS – 0.8%
Other Securities	42,683	1,219,490

NEW ZEALAND – 0.1%
Other Security	47,457	97,742

NORWAY – 0.3%
Other Securities	28,510	505,288

PERU – 0.1%
Other Securities	3,744	192,723

PHILIPPINES – 0.1%
Other Securities	40,135	79,916

POLAND – 0.1%
Other Securities	10,834	211,558

PORTUGAL – 0.1%
Other Security	8,029	151,129

QATAR – 0.1%
Other Securities	15,320	109,685

ROMANIA – 0.0%
Other Security	1,449	14,064

RUSSIA – 0.3%
Other Securities	72,809	470,201

SINGAPORE – 0.6%
Other Securities	211,272	962,056

SOUTH AFRICA – 0.9%
Other Securities	227,493	1,396,235

SOUTH KOREA – 1.7%
Samsung Electronics Co., Ltd.	324	745,331
Other Securities	31,155	1,896,237

		2,641,568

SPAIN – 1.2%
Other Securities	160,181	1,748,529

SWEDEN – 0.9%
Other Securities	79,428	1,437,721

See accompanying notes to financial statements.

SPDR MSCI ACWI LOW CARBON TARGET ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SWITZERLAND – 2.6%
Nestle SA	10,933	$863,360
Novartis AG	7,418	598,491
Roche Holding AG	2,349	537,454
Other Securities	36,568	1,908,001

		3,907,306

TAIWAN – 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	736,427
Other Securities	993,022	1,360,393

		2,096,820

THAILAND – 0.2%
Other Securities	238,338	308,452

TURKEY – 0.1%
Other Securities	90,280	157,845

UNITED ARAB EMIRATES – 0.1%
Other Securities	30,406	78,465

UNITED KINGDOM – 5.5%
HSBC Holdings PLC	73,549	686,523
Other Securities	952,038	7,708,359

		8,394,882

UNITED STATES – 51.7%
AbbVie, Inc.	5,330	504,485
Alphabet, Inc. Class A (c)	957	992,543
Alphabet, Inc. Class C (c)	1,084	1,118,460
Amazon.com, Inc. (c)	1,375	1,990,093
Apple, Inc.	17,425	2,923,567
AT&T, Inc.	21,500	766,475
Bank of America Corp.	34,890	1,046,351
Berkshire Hathaway, Inc. Class B (c)	2,512	501,094
Boeing Co.	2,132	699,040
Cisco Systems, Inc.	17,467	749,160
Citigroup, Inc.	10,098	681,615
Coca-Cola Co.	16,555	718,984
Comcast Corp. Class A	16,168	552,461
Eversource Energy	9,219	543,184
Facebook, Inc. Class A (c)	7,865	1,256,748
Home Depot, Inc.	4,346	774,631
Intel Corp.	17,195	895,516
International Business Machines Corp.	3,330	510,922
Johnson & Johnson	9,560	1,225,114
JPMorgan Chase & Co.	11,997	1,319,310
Mastercard, Inc. Class A	3,414	597,996
McDonald’s Corp.	3,097	484,309
Merck & Co., Inc.	9,952	542,085
Microsoft Corp.	24,899	2,272,532
Netflix, Inc. (c)	1,573	464,586
NVIDIA Corp.	2,042	472,907
ONEOK, Inc.	10,283	585,308
Oracle Corp.	11,489	525,622
PepsiCo, Inc.	5,429	592,575
Pfizer, Inc.	20,715	735,175
Philip Morris International, Inc.	5,687	565,288
Phillips 66	6,681	640,842

Security Description	Shares	Value
Procter & Gamble Co.	9,284	$736,036
Schlumberger, Ltd.	8,723	565,076
State Street Corp. (e)	1,155	115,188
UnitedHealth Group, Inc.	3,520	753,280
Verizon Communications, Inc.	14,049	671,823
Visa, Inc. Class A	6,688	800,019
Walmart, Inc.	5,345	475,545
Walt Disney Co.	5,671	569,595
Wells Fargo & Co.	15,886	832,585
Other Securities	656,435	44,565,043

		78,333,168

TOTAL COMMON STOCKS (Cost $124,192,146)		150,305,813

SHORT-TERM INVESTMENTS -1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	345,905	345,905
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	2,338,517	2,338,517

TOTAL SHORT-TERM INVESTMENTS (Cost $2,684,422)		2,684,422

TOTAL INVESTMENTS - 101.0% (Cost $126,876,568)		152,990,235

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(1,577,751)

NET ASSETS - 100.0%		$151,412,484

See accompanying notes to financial statements.

SPDR MSCI ACWI LOW CARBON TARGET ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$47,043	$ —	$—	$47,043
Australia	3,031,668	—	—	3,031,668
Austria	118,516	—	—	118,516
Belgium	487,020	—	—	487,020
Bermuda	40,278	—	—	40,278
Brazil	1,463,939	—	—	1,463,939
Canada	4,674,085	—	—	4,674,085
Chile	378,180	—	—	378,180
China	5,273,938	—	—	5,273,938
Colombia	353,930	—	—	353,930
Czech Republic	21,746	—	—	21,746
Denmark	735,352	—	—	735,352
Finland	431,269	—	—	431,269
France	5,452,943	—	—	5,452,943
Germany	4,732,899	—	—	4,732,899
Greece	25,879	—	—	25,879
Hong Kong	1,772,137	—	0(a)	1,772,137
Hungary	57,317	—	—	57,317
India	1,377,639	—	—	1,377,639
Indonesia	389,526	—	—	389,526

See accompanying notes to financial statements.

SPDR MSCI ACWI LOW CARBON TARGET ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Ireland	$245,153	$ —	$—	$245,153
Israel	202,655	—	—	202,655
Italy	1,104,690	—	—	1,104,690
Japan	12,169,307	—	—	12,169,307
Luxembourg	76,584	—	—	76,584
Macau	17,545	—	—	17,545
Malaysia	545,348	—	—	545,348
Mexico	564,384	—	—	564,384
Netherlands	1,219,490	—	—	1,219,490
New Zealand	97,742	—	—	97,742
Norway	505,288	—	—	505,288
Peru	192,723	—	—	192,723
Philippines	79,916	—	—	79,916
Poland	211,558	—	—	211,558
Portugal	151,129	—	—	151,129
Qatar	109,685	—	—	109,685
Romania	14,064	—	—	14,064
Russia	470,201	—	—	470,201
Singapore	962,056	—	—	962,056
South Africa	1,396,235	—	—	1,396,235
South Korea	2,641,568	—	—	2,641,568
Spain	1,748,529	—	—	1,748,529
Sweden	1,437,721	—	—	1,437,721
Switzerland	3,907,306	—	—	3,907,306
Taiwan	2,096,820	—	—	2,096,820
Thailand	48,302	260,150	—	308,452
Turkey	157,845	—	—	157,845
United Arab Emirates	78,465	—	—	78,465
United Kingdom	8,394,882	—	—	8,394,882
United States	78,333,168	—	—	78,333,168
Short-Term Investments	2,684,422	—	—	2,684,422

TOTAL INVESTMENTS	$152,730,085	$260,150	$ 0	$152,990,235

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,555	$148,565	$—	$38,137	$6,070	$(1,310)	1,155	$115,188	$970	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	215,632	215,632	2,057,884	1,927,611	—	—	345,905	345,905	1,318	—
State Street Navigator Securities Lending Government Money Market Portfolio	378,038	378,038	9,317,082	7,356,603	—	—	2,338,517	2,338,517	4,991	—

Total		$742,235	$11,374,966	$9,322,351	$6,070	$(1,310)		$2,799,610	$7,279	$—

See accompanying notes to financial statements.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Bombardier, Inc. Class B (a)	25,073	$72,929
CAE, Inc.	29,817	554,595

		627,524

AUTO COMPONENTS — 3.4%
Linamar Corp.	5,218	284,850
Magna International, Inc.	19,495	1,097,345

		1,382,195

BANKS — 19.7%
Bank of Montreal	14,435	1,089,637
Bank of Nova Scotia	22,052	1,357,415
Canadian Imperial Bank of Commerce	18,477	1,629,788
National Bank of Canada	9,247	434,934
Royal Bank of Canada	22,491	1,736,129
Toronto-Dominion Bank	29,006	1,644,854

		7,892,757

CAPITAL MARKETS — 4.3%
Brookfield Asset Management, Inc. Class A	13,779	536,732
CI Financial Corp. (b)	31,311	670,299
IGM Financial, Inc.	1,475	43,097
Thomson Reuters Corp.	12,043	465,093

		1,715,221

CHEMICALS — 1.0%
Methanex Corp.	799	48,371
Nutrien, Ltd. (b)	7,133	336,884

		385,255

CONSTRUCTION & ENGINEERING — 0.3%
SNC-Lavalin Group, Inc.	2,569	112,723

CONTAINERS & PACKAGING — 1.8%
CCL Industries, Inc. Class B	14,511	732,050

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Element Fleet Management Corp. (b)	4,119	13,259
Onex Corp.	4,578	329,950

		343,209

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
BCE, Inc.	21,144	909,229
TELUS Corp.	10,266	360,236

		1,269,465

ELECTRIC UTILITIES — 2.7%
Emera, Inc. (b)	8,564	270,753
Fortis, Inc.	12,243	412,990
Hydro One, Ltd. (c)	24,715	401,038

		1,084,781

FOOD & STAPLES RETAILING — 7.4%
Alimentation Couche-Tard, Inc. Class B	20,757	928,490
Empire Co., Ltd.	4,024	80,714
George Weston, Ltd.	3,713	298,710
Jean Coutu Group PJC, Inc. Class A	12,956	246,810

Security Description	Shares	Value
Loblaw Cos., Ltd. (b)	8,734	$440,951
Metro, Inc.	30,441	970,429

		2,966,104

FOOD PRODUCTS — 2.2%
Saputo, Inc.	27,750	890,023

HOTELS, RESTAURANTS & LEISURE — 0.2%
Restaurant Brands International, Inc.	1,637	93,097

INSURANCE — 14.6%
Fairfax Financial Holdings, Ltd.	581	294,306
Great-West Lifeco, Inc.	42,314	1,079,143
Industrial Alliance Insurance & Financial Services, Inc.	10,752	442,006
Intact Financial Corp.	14,504	1,089,108
Manulife Financial Corp.	23,619	438,213
Power Corp. of Canada	13,950	318,115
Power Financial Corp.	35,524	888,892
Sun Life Financial, Inc.	31,434	1,290,031

		5,839,814

INTERNET SOFTWARE & SERVICES — 0.0% (d)
Shopify, Inc. Class A (a)	63	7,834

IT SERVICES — 2.7%
CGI Group, Inc. Class A (a)	19,010	1,095,554

MEDIA — 0.7%
Shaw Communications, Inc. Class B	14,861	286,097

METALS & MINING — 3.2%
Agnico Eagle Mines, Ltd.	3,623	152,311
Barrick Gold Corp.	18,895	235,225
First Quantum Minerals, Ltd.	8,662	121,540
Franco-Nevada Corp.	4,029	274,694
Goldcorp, Inc.	8,670	119,635
Kinross Gold Corp. (a)	11,049	43,622
Lundin Mining Corp.	4,627	30,326
Teck Resources, Ltd. Class B	7,872	202,593
Turquoise Hill Resources, Ltd. (a)	13,641	41,687
Wheaton Precious Metals Corp.	2,586	52,653

		1,274,286

MULTI-UTILITIES — 0.2%
Atco, Ltd. Class I	1,135	36,429
Canadian Utilities, Ltd. Class A	1,629	43,453

		79,882

MULTILINE RETAIL — 2.6%
Canadian Tire Corp., Ltd. Class A	6,487	852,354
Dollarama, Inc.	1,489	180,840

		1,033,194

OIL, GAS & CONSUMABLE FUELS — 12.8%
AltaGas, Ltd. (b)	12,287	227,203
ARC Resources, Ltd. (b)	3,527	38,409
Cameco Corp.	5,667	51,472
Canadian Natural Resources, Ltd.	9,299	292,115
Cenovus Energy, Inc.	14,630	124,484
Crescent Point Energy Corp.	13,700	93,087
Enbridge, Inc.	22,991	722,587

See accompanying notes to financial statements.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Encana Corp.	8,655	$95,126
Husky Energy, Inc.	7,922	113,307
Imperial Oil, Ltd.	33,316	881,708
Inter Pipeline, Ltd. (b)	6,506	112,836
Keyera Corp.	17,579	456,911
Pembina Pipeline Corp.	14,073	438,809
PrairieSky Royalty, Ltd. (b)	896	19,578
Seven Generations Energy, Ltd. Class A (a)	1,515	18,802
Suncor Energy, Inc.	24,154	833,517
Tourmaline Oil Corp.	2,737	46,386
TransCanada Corp.	13,711	566,626
Vermilion Energy, Inc. (b)	631	20,331

		5,153,294

PAPER & FOREST PRODUCTS — 1.0%
West Fraser Timber Co., Ltd. (b)	6,032	400,543

PHARMACEUTICALS — 0.3%
Valeant Pharmaceuticals International, Inc. (a)	7,527	119,743

REAL ESTATE INVESTMENT TRUSTS (REITS) —1.3%
H&R Real Estate Investment Trust	8,540	139,303
RioCan Real Estate Investment Trust	14,999	275,025
SmartCentres Real Estate Investment Trust	4,258	96,142

		510,470

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
First Capital Realty, Inc.	11,030	174,102

ROAD & RAIL — 5.7%
Canadian National Railway Co.	18,354	1,340,479
Canadian Pacific Railway, Ltd.	5,471	964,135

		2,304,614

SOFTWARE — 2.9%
Constellation Software, Inc.	1,533	1,039,420
Open Text Corp.	3,538	122,996

		1,162,416

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	2,559	29,396

TEXTILES,APPAREL & LUXURY GOODS — 1.7%
Gildan Activewear, Inc.	23,619	681,685

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Finning International, Inc.	1,483	$35,739

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Rogers Communications, Inc. Class B	7,985	356,375

TOTAL COMMON STOCKS (Cost $36,417,959)		40,039,442

SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	16,538	16,538
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,622,347	1,622,347

TOTAL SHORT-TERM INVESTMENTS (Cost $1,638,885)		1,638,885

TOTAL INVESTMENTS — 103.9% (Cost $38,056,844)		41,678,327

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(1,567,665)

NET ASSETS — 100.0%		$40,110,662

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$627,524	$—	$—	$627,524
Auto Components	1,382,195	—	—	1,382,195

See accompanying notes to financial statements.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Banks	$7,892,757	$—	$—	$7,892,757
Capital Markets	1,715,221	—	—	1,715,221
Chemicals	385,255	—	—	385,255
Construction & Engineering	112,723	—	—	112,723
Containers & Packaging	732,050	—	—	732,050
Diversified Financial Services	343,209	—	—	343,209
Diversified Telecommunication Services	1,269,465	—	—	1,269,465
Electric Utilities	1,084,781	—	—	1,084,781
Food & Staples Retailing	2,966,104	—	—	2,966,104
Food Products	890,023	—	—	890,023
Hotels, Restaurants & Leisure	93,097	—	—	93,097
Insurance	5,839,814	—	—	5,839,814
Internet Software & Services	7,834	—	—	7,834
IT Services	1,095,554	—	—	1,095,554
Media	286,097	—	—	286,097
Metals & Mining	1,274,286	—	—	1,274,286
Multi-Utilities	79,882	—	—	79,882
Multiline Retail	1,033,194	—	—	1,033,194
Oil, Gas & Consumable Fuels	5,153,294	—	—	5,153,294
Paper & Forest Products	400,543	—	—	400,543
Pharmaceuticals	119,743	—	—	119,743
Real Estate Investment Trusts (REITs)	510,470	—	—	510,470
Real Estate Management & Development	174,102	—	—	174,102
Road & Rail	2,304,614	—	—	2,304,614
Software	1,162,416	—	—	1,162,416
Technology Hardware, Storage & Peripherals	29,396	—	—	29,396
Textiles, Apparel & Luxury Goods	681,685	—	—	681,685
Trading Companies & Distributors	35,739	—	—	35,739
Wireless Telecommunication Services	356,375	—	—	356,375
Short-Term Investments	1,638,885	—	—	1,638,885

TOTAL INVESTMENTS	$41,678,327	$—	$—	$41,678,327

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,104	$13,104	$ 504,340	$ 500,906	$—	$—	16,538	$ 16,538	$202	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	4,470,806	2,848,459	—	—	1,622,347	1,622,347	591	—

Total		$13,104	$4,975,146	$3,349,365	$—	$—		$1,638,885	$793	$—

See accompanying notes to financial statements.

SPDR MSCI CHINAA SHARES IMI ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 0.8%
AECC Aero Science and Technology Co., Ltd. Class A (a)	400	$1,238
AECC Aero-Engine Control Co., Ltd. Class A	700	1,765
AECC Aviation Power Co., Ltd. Class A	800	3,475
AVIC Aircraft Co., Ltd. Class A	1,400	3,689
AVIC Helicopter Co., Ltd. Class A	400	2,878
Changchun UP Optotech Co., Ltd. Class A	600	1,267
China Avionics Systems Co., Ltd. Class A	800	1,883
China Spacesat Co., Ltd. Class A	700	2,463

		18,658

AIR FREIGHT & LOGISTICS — 0.4%
Jiangsu Aucksun Co., Ltd. Class A	4,700	6,686
Sinotrans Air Transportation Development Co., Ltd. Class A	1,100	3,236

		9,922

AIRLINES — 1.1%
Air China, Ltd. Class A	3,000	5,426
China Eastern Airlines Corp., Ltd. Class A	4,300	4,880
China Southern Airlines Co., Ltd. Class A	4,700	7,552
Hainan Airlines Holding Co., Ltd. Class A (b)	11,900	5,986
Spring Airlines Co., Ltd. Class A	700	3,378

		27,222

AUTO COMPONENTS — 1.9%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,500	4,029
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,000	3,857
Fangda Special Steel Technology Co., Ltd. Class A	1,200	3,137
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	9,532
Greatoo Intelligent Equipment, Inc.	5,100	2,189
Huayu Automotive Systems Co., Ltd. Class A	1,700	6,396
Sailun Jinyu Group Co., Ltd. Class A	5,940	2,823
Wanxiang Qianchao Co., Ltd. Class A	1,560	2,078
Weifu High-Technology Group Co., Ltd. Class A	1,000	3,574
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	800	2,364
Zhejiang Dehong Automotive Electronic & Electrical Co., Ltd. Class A	800	2,257
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A (b)	1,320	2,575

		44,811

AUTOMOBILES — 1.5%
Anhui Jianghuai Automobile Group Corp., Ltd Class A	1,400	1,700
Beiqi Foton Motor Co., Ltd. Class A	10,600	4,229
BYD Co., Ltd. Class A	700	6,229

Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class A	2,200	$3,902
FAW CAR Co., Ltd. Class A (a)	1,500	2,418
Haima Automobile Group Co., Ltd. Class A (a)	4,100	2,555
Jiangsu Xinri E-Vehicle Co., Ltd. Class A (a)	1,200	2,672
SAIC Motor Corp., Ltd. Class A	2,400	12,565

		36,270

BANKS — 11.6%
Agricultural Bank of China, Ltd. Class A	38,400	24,169
Bank of Beijing Co., Ltd. Class A	2,736	3,014
Bank of China, Ltd. Class A	37,100	23,528
Bank of Communications Co., Ltd. Class A	12,800	12,735
Bank of Nanjing Co., Ltd. Class A	5,544	7,252
Bank of Ningbo Co., Ltd. Class A	3,900	11,994
China CITIC Bank Corp., Ltd. Class A	3,200	3,301
China Everbright Bank Co., Ltd. Class A	20,300	13,229
China Merchants Bank Co., Ltd. Class A	10,300	47,983
China Minsheng Banking Corp., Ltd. Class A	14,500	18,621
Huaxia Bank Co., Ltd. Class A	7,320	10,424
Industrial & Commercial Bank of China, Ltd. Class A	15,600	15,100
Industrial Bank Co., Ltd. Class A	14,400	38,702
Ping An Bank Co., Ltd. Class A	8,520	14,964
Shanghai Pudong Development Bank Co., Ltd. Class A	16,302	30,108

		275,124

BEVERAGES — 5.5%
Anhui Gujing Distillery Co., Ltd. Class A	400	3,776
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,799
Chongqing Brewery Co., Ltd. Class A	2,200	7,417
Hainan Yedao Co., Ltd. Class A (a)	1,400	1,647
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	600	10,285
Kweichow Moutai Co., Ltd. Class A	600	65,715
Luzhou Laojiao Co., Ltd. Class A	1,400	12,615
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	2,227
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	600	5,228
Tsingtao Brewery Co., Ltd. Class A	700	4,449
Wuliangye Yibin Co., Ltd. Class A	1,100	11,801
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	2,100	2,770

		131,729

BIOTECHNOLOGY — 0.4%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	3,319
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	660	1,658
Hualan Biological Engineering, Inc. Class A	800	3,745

		8,722

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 0.3%
Beijing New Building Materials PLC Class A	1,100	$4,366
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A	1,400	1,593
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	1,000	2,258

		8,217

CAPITAL MARKETS — 4.4%
China Merchants Securities Co., Ltd. Class A	3,700	10,185
CITIC Securities Co., Ltd. Class A	3,600	10,477
Dongxing Securities Co., Ltd. Class A	1,800	4,065
Everbright Securities Co., Ltd. Class A	2,100	4,092
First Capital Securities Co., Ltd. Class A	2,800	3,596
GF Securities Co., Ltd. Class A	3,100	8,071
Guosen Securities Co., Ltd. Class A	2,300	3,948
Haitong Securities Co., Ltd. Class A	3,600	6,523
Huatai Securities Co., Ltd. Class A	3,000	8,168
Industrial Securities Co., Ltd. Class A	5,590	5,828
Northeast Securities Co., Ltd. Class A	3,600	4,486
Orient Securities Co., Ltd. Class A	2,200	4,350
Pacific Securities Co., Ltd. Class A	11,505	5,266
Sealand Securities Co., Ltd. Class A	4,950	3,399
Shanxi Securities Co., Ltd. Class A	2,700	3,339
Shenwan Hongyuan Group Co., Ltd. Class A	8,910	7,010
Sinolink Securities Co., Ltd. Class A	2,600	3,405
Southwest Securities Co., Ltd. Class A	5,500	3,803
Western Securities Co., Ltd. Class A	2,268	3,493

		103,504

CHEMICALS — 4.6%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	1,665
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A (a)	4,100	2,131
Befar Group Co., Ltd. Class A	5,520	7,966
China Hainan Rubber Industry Group Co., Ltd. Class A (a)	3,200	3,031
Do-Fluoride Chemicals Co., Ltd. Class A	400	1,099
Gpro Titanium Industry Co., Ltd. Class A	2,800	1,927
Hubei Biocause Pharmaceutical Co., Ltd. Class A	2,700	3,352
Hubei Kaile Science & Technology Co., Ltd. Class A (a)	1,400	7,205
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (b)	4,400	3,378
Jiangsu Huifeng Bio Agriculture Co., Ltd. Class A	3,040	2,073
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	5,198
Kangde Xin Composite Material Group Co., Ltd. Class A (b)	1,599	4,748
Kingfa Sci & Tech Co., Ltd. Class A	3,000	2,856
Luxi Chemical Group Co., Ltd. Class A (a)	2,200	6,126
Nanjing Redsun Co., Ltd. Class A	1,500	5,204

Security Description	Shares	Value
Qinghai Salt Lake Industry Co., Ltd. Class A	1,650	$3,312
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A (a)	1,500	2,513
Shanghai Pret Composites Co., Ltd. Class A	900	3,337
Shanghai Yahong Moulding Co., Ltd. Class A	200	710
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	1,650	4,844
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	1,000	1,237
Sinopec Shanghai Petrochemical Co., Ltd. Class A	3,500	3,349
Tianqi Lithium Corp. Class A	690	6,367
Wanhua Chemical Group Co., Ltd. Class A (b)	1,680	10,110
Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A (a)	1,200	954
Yueyang Xingchang Petrochemical Class A	772	1,496
Zhejiang Huafeng Spandex Co., Ltd. Class A (a)	3,200	2,457
Zhejiang Huge Leaf Co., Ltd. Class A (a) (b)	4,200	4,027
Zhejiang Jiaao Enprotech Stock Co., Ltd. Class A (b)	400	2,222
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	4,450

		109,344

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Eternal Asia Supply Chain Management, Ltd. Class A	1,600	1,841
Jiangsu Flowers King Horticulture Co., Ltd. Class A	500	1,117
Jihua Group Corp., Ltd. Class A	2,300	2,014
Shaanxi Jinye Science Technology & Education Group Co., Ltd. Class A (b)	2,000	2,366
Shanghai Environment Group Co., Ltd. Class A (a)	391	1,156
Shanghai Jielong Industry Group Corp., Ltd. Class A (a)	1,200	933
Shenzhen Comix Group Co., Ltd. Class A (b)	1,400	3,284
Shenzhen ESUN Display Co., Ltd. Class A	200	1,155
Tungkong, Inc. Class A	600	1,473
Tus-Sound Environmental Resources Co., Ltd. Class A	700	3,116
UE Furniture Co., Ltd. Class A	1,200	2,161
Yunnan Yuntou Ecology and Environment Technology Co., Ltd. Class A (a)	1,300	2,147

		22,763

COMMUNICATIONS EQUIPMENT — 0.9%
Addsino Co., Ltd. Class A	1,000	1,689
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,843

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	$2,607
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	1,619
Shenzhen Keybridge Communications Co., Ltd. Class A (a)	1,200	1,995
ZTE Corp. Class A (a)	2,000	9,485

		22,238

CONSTRUCTION & ENGINEERING — 3.6%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,411
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	2,754
China Gezhouba Group Co., Ltd. Class A	4,400	6,056
China National Chemical Engineering Co., Ltd. Class A	4,200	4,860
China Railway Construction Corp., Ltd. Class A	1,500	2,322
China Railway Group, Ltd. Class A	4,900	5,748
China State Construction Engineering Corp., Ltd. Class A	13,600	18,957
East China Engineering Science and Technology Co., Ltd. Class A	1,000	1,424
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	2,574
Metallurgical Corp. of China, Ltd. Class A	11,600	6,951
Norinco International Cooperation, Ltd. Class A	1,100	3,095
Northcom Group Co., Ltd. Class A (a)	1,190	5,163
Power Construction Corp. of China, Ltd. Class A	5,300	5,652
Shanghai Chengdi Construction Corp., Ltd. Class A (b)	600	2,548
Shanghai Construction Group Co., Ltd. Class A	5,141	3,064
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	2,186
Shenzhen Tagen Group Co., Ltd. Class A	1,400	2,154
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,950	3,995
Wuhan Xianglong Power Industry Co., Ltd. Class A (a)	2,600	2,426
Xinjiang Beixin Road & Bridge Group Co., Ltd. Class A	900	1,492

		84,832

CONSTRUCTION MATERIALS — 1.0%
Anhui Conch Cement Co., Ltd. Class A	1,700	8,671
Anhui Xinli Finance Co., Ltd. Class A (b)	1,400	2,473
Arcplus Group PLC Class A (a)	700	1,708
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	800	5,282
Shandong Jinjing Science & Technology Co., Ltd. Class A (a)	4,700	3,003
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	939

Security Description	Shares	Value
Xiamen Wanli Stone Stock Co., Ltd. Class A	1,200	$2,172

		24,248

CONTAINERS & PACKAGING — 0.5%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	2,340	2,484
Org Packaging Co., Ltd. Class A (a)	2,880	2,632
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	2,507
Shenzhen Beauty Star Co., Ltd. Class A	2,700	3,219

		10,842

DISTRIBUTORS — 0.0% (c)
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	1,060

DIVERSIFIED CONSUMER SERVICES — 0.3%
But one Information Corp. Xi an Class A (a)	1,300	6,697
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	1,276

		7,973

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Avic Capital Co., Ltd. Class A	4,200	3,571

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
263 Network Communications Co., Ltd. Class A (a)	1,700	1,932
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,000	2,386
GuangDong Super Telecom Co., Ltd. Class A	300	1,856

		6,174

ELECTRIC UTILITIES — 0.1%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	2,965

ELECTRICAL EQUIPMENT — 2.9%
Anhui Xinlong Electrical Co., Ltd. Class A	1,100	1,490
Beijing Sifang Automation Co., Ltd. Class A	1,200	1,295
China XD Electric Co., Ltd. Class A	3,700	2,393
Dongfang Electronics Co., Ltd. Class A (a)	5,600	3,863
Fangda Carbon New Material Co., Ltd. Class A	1,100	4,621
Guoxuan High-Tech Co., Ltd. Class A	1,200	4,158
Henan Tong-DA Cable Co., Ltd. Class A (b)	1,300	1,388
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A (a)	6,300	3,224
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	1,318
Luxshare Precision Industry Co., Ltd. Class A	1,800	6,966
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	3,065

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Shanghai Welltech Automation Co., Ltd. Class A	900	$2,427
Shenzhen Center Power Tech Co., Ltd. Class A	600	1,367
Shenzhen Hifuture Electric Co., Ltd. Class A (a) (b)	2,500	5,467
Shenzhen Invt Electric Co., Ltd. Class A	1,700	2,262
Shenzhen Moso Power Supply Technology Co., Ltd. Class A (a)	1,600	2,403
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	1,600	1,381
Sieyuan Electric Co., Ltd. Class A	2,520	6,505
TBEA Co., Ltd. Class A	2,313	3,239
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	6,000	4,072
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	2,210	6,242

		69,146

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Accelink Technologies Co., Ltd. Class A	1,200	5,178
Beijing SDL Technology Co., Ltd. Class A	700	1,218
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	2,577
Fujian Torch Electron Technology Co., Ltd. Class A	1,500	5,970
GoerTek, Inc. Class A	2,000	4,342
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	4,950	32,650
Holitech Technology Co., Ltd. Class A	3,000	4,554
Ningbo Yunsheng Group Co., Ltd. Class A	900	2,353
O-film Tech Co., Ltd. Class A	1,700	5,431
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	2,470
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	2,700	2,257
Shenzhen Infinova, Ltd. Class A (a)	2,210	1,651
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	2,575
Shenzhen Sunlord Electronics Co., Ltd. Class A	1,900	4,901
TDG Holdings Co., Ltd. Class A (a)	1,700	2,308
Unigroup Guoxin Co., Ltd. Class A	400	3,236
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,400	2,307
Zhejiang Dahua Technology Co., Ltd. Class A	1,750	7,084

		93,062

ENERGY EQUIPMENT & SERVICES — 0.6%
Beijing New Oriental Star Petrochemical Engineering Co., Ltd. Class A	200	792
Cangzhou Mingzhu Plastic Co., Ltd. Class A	3,230	4,851
Offshore Oil Engineering Co., Ltd. Class A	3,100	3,040
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	2,130

Security Description	Shares	Value
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	$3,199

		14,012

FOOD & STAPLES RETAILING — 0.4%
Shenzhen Agricultural Products Co., Ltd. Class A	1,300	1,490
Yonghui Superstores Co., Ltd. Class A	5,600	8,865

		10,355

FOOD PRODUCTS — 3.2%
Baotou Huazi Industry Co., Ltd. Class A	1,500	1,822
Beijing Dabeinong Technology Group Co., Ltd. Class A	3,450	3,159
Bright Dairy & Food Co., Ltd. Class A	1,100	2,224
COFCO Tunhe Sugar Co., Ltd. Class A	1,300	1,595
Foshan Haitian Flavouring & Food Co., Ltd. Class A	1,000	9,118
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	1,664
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	10,529
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	2,416
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,800	16,899
Lotus Health Group Co. Class A (a)	3,000	1,140
MeiHua Holdings Group Co., Ltd. Class A	2,800	2,296
Muyuan Foodstuff Co., Ltd. Class A	500	3,614
Qiaqia Food Co., Ltd. Class A	1,500	3,557
Shandong Delisi Food Co., Ltd. Class A (a)	2,800	3,062
Shanghai Maling Aquarius Co., Ltd. Class A	1,400	1,604
Tongwei Co., Ltd. Class A	2,000	3,312
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	2,023
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	5,730

		75,764

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	600	2,268

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Huadong Medicine Co., Ltd. Class A	600	6,037
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	1,400	5,665
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	4,629
Zhejiang Huatong Pharmaceutical Co., Ltd. Class A	1,500	2,353

		18,684

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.7%
China International Travel Service Corp., Ltd. Class A	1,200	$10,244
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,200	5,574

		15,818

HOUSEHOLD DURABLES — 2.6%
A-Zenith Furniture Co., Ltd. Class A	1,300	2,304
Chahua Modern Housewares Co., Ltd. Class A	1,200	2,274
Guangdong Homa Appliances Co., Ltd. Class A	560	2,314
Guangzhou Holike Creative Home Co., Ltd. Class A	600	2,686
Hangzhou Robam Appliances Co., Ltd. Class A	800	4,706
Hisense Electric Co., Ltd. Class A	1,600	3,929
Leo Group Co., Ltd. Class A	3,163	1,428
Markor International Home Furnishings Co., Ltd. Class A	2,530	2,151
Midea Group Co., Ltd. Class A	3,600	31,642
NavInfo Co., Ltd. Class A	900	3,546
Suofeiya Home Collection Co., Ltd. Class A	900	4,832

		61,812

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.2%
An Hui Wenergy Co., Ltd. Class A	2,210	1,700
China National Nuclear Power Co., Ltd. Class A	7,000	7,454
China Yangtze Power Co., Ltd. Class A	3,900	9,980
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	1,128
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,800	2,360
Huadian Power International Corp., Ltd. Class A	4,300	2,590
Huaneng Power International, Inc. Class A	2,900	3,144
Hubei Energy Group Co., Ltd. Class A	3,200	2,207
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	2,412
SDIC Power Holdings Co., Ltd. Class A	4,000	4,489
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	1,822
Shenergy Co., Ltd. Class A	3,900	3,571
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,489
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	5,400
Zhongmin Energy Co., Ltd. Class A (a)	4,400	2,748

		53,494

INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	2,025	1,950

INSURANCE — 3.5%
China Life Insurance Co., Ltd. Class A	600	2,454

Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class A	3,300	$18,441
New China Life Insurance Co., Ltd. Class A	700	5,224
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	54,870
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	800	2,501

		83,490

INTERNET SOFTWARE & SERVICES — 0.3%
Focus Technology Co., Ltd. Class A	600	1,989
Kee Ever Bright Decorative Technology Co., Ltd. Class A (a) (b)	640	2,820
People.cn Co., Ltd. Class A	900	1,582

		6,391

IT SERVICES — 0.4%
DHC Software Co., Ltd. Class A	2,400	3,090
Fujian Rongji Software Co., Ltd. Class A	2,300	3,429
Shanghai AtHub Co., Ltd. Class A	300	1,889

		8,408

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Alpha Group Class A	900	1,752
Comefly Outdoor Co., Ltd. Class A	400	1,904

		3,656

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	1,080	2,722

MACHINERY — 4.8%
Anhui Ankai Automobile Co., Ltd. Class A (a)	2,500	2,591
Anhui Heli Co., Ltd. Class A	2,280	3,606
CRRC Corp., Ltd. Class A	11,800	18,999
Dongguan Chitwing Technology Co., Ltd. Class A (a)	1,300	2,335
Eurocrane China Co., Ltd. Class A	600	1,435
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	2,659
Fujian Longxi Bearing Group Co., Ltd. Class A	2,500	3,413
Geron Co., Ltd. Class A	100	337
Han’s Laser Technology Industry Group Co., Ltd. Class A	900	7,567
IFE Elevators Co., Ltd. Class A (a)	1,700	2,397
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	5,767
Jiangsu Nonghua Intelligent Agriculture Technology Co., Ltd. Class A (a)	1,900	1,048
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	2,210	1,507
Mesnac Co., Ltd. Class A (a)	1,300	1,529
Nancal Energy-Saving Technology Co., Ltd. Class A	600	2,125
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	300	1,638

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
North Navigation Control Technology Co., Ltd. Class A	1,200	$2,098
Sanlux Co., Ltd. Class A	2,000	2,489
Sany Heavy Industry Co., Ltd. Class A	3,900	4,891
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	2,696
Shanghai Xinpeng Industrial Co., Ltd. Class A	2,400	2,445
Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	2,177
Shenzhen Silver Basis Technology Co., Ltd. Class A	1,800	2,603
Sunward Intelligent Equipment Co., Ltd. Class A	2,600	2,888
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A (b)	1,000	3,784
Suzhou Thvow Technology Co., Ltd. Class A (a)	2,600	3,240
Taihai Manoir Nuclear Equipment Co., Ltd. Class A (b)	900	3,881
Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	2,193
Tian Di Science & Technology Co., Ltd. Class A	3,000	2,003
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	1,351
XCMG Construction Machinery Co., Ltd. Class A	4,400	2,741
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	1,900	5,315
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	5,371
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	3,145

		114,264

MARINE — 0.2%
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	3,800	3,575

MEDIA — 1.5%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	2,012
China Media Group Class A (b)	1,700	2,090
China South Publishing & Media Group Co., Ltd. Class A	1,300	2,661
China Television Media, Ltd. Class A	700	1,719
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	2,422
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	4,476
Contemporary Eastern Investment Co., Ltd. Class A (a)	2,600	6,447
Guangdong Advertising Group Co., Ltd. Class A	1,859	1,380
Jiangsu Phoenix Publishing & Media Corp., Ltd. Class A	1,500	1,757
Jishi Media Co., Ltd. Class A	3,500	1,552
Shanghai Oriental Pearl Group Co., Ltd. Class A	1,500	3,876

Security Description	Shares	Value
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	$2,411
Wanda Film Holding Co., Ltd. Class A (b)	200	1,930

		34,733

METALS & MINING — 4.8%
Advanced Technology & Materials Co., Ltd. Class A (a)	2,100	2,663
Anyang Iron & Steel, Inc. Class A (a)	8,100	5,137
Baoshan Iron & Steel Co., Ltd. Class A	8,656	11,887
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	4,944
Hunan Gold Corp., Ltd. Class A	4,800	6,828
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	37,800	13,157
Jiangxi Ganfeng Lithium Co., Ltd. Class A	400	4,975
Kingswood Enterprise Co., Ltd. Class A (a) (b)	4,500	2,118
Maanshan Iron & Steel Co., Ltd. Class A (a)	7,400	4,246
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (a) (b)	1,100	2,943
Shandong Gold Mining Co., Ltd. Class A	1,600	7,334
Shandong Humon Smelting Co., Ltd. Class A (a)	3,100	5,090
Shandong Iron and Steel Co., Ltd. Class A (a) (b)	9,360	3,030
Shanghai Prosolar Resources Development Co., Ltd. Class A (a)	2,300	1,630
Shanxi Taigang Stainless Steel Co., Ltd. Class A	4,600	4,226
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,700	2,524
Tongling Nonferrous Metals Group Co., Ltd. Class A (a)	10,600	4,448
Western Mining Co., Ltd. Class A	5,700	6,142
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	300	5,488
Zhongjin Gold Corp., Ltd. Class A	4,130	6,072
Zhongnan Red Culture Group Co., Ltd. Class A	1,300	2,519
Zijin Mining Group Co., Ltd. Class A	10,400	7,273

		114,674

MULTILINE RETAIL — 1.0%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	2,263
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	2,497
Dalian Friendship Group Class A	4,200	4,219
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	4,000	3,147
Rainbow Department Store Co., Ltd. Class A	1,700	5,255
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	2,207
Wuhan Department Store Group Co., Ltd. Class A	2,080	5,042

		24,630

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.0%
Changchun Sinoenergy Corp. Class A (a) (b)	2,800	$4,750
China Petroleum & Chemical Corp. Class A	4,700	4,945
Guanghui Energy Co., Ltd. Class A (b)	4,600	3,002
Jizhong Energy Resources Co., Ltd. Class A	4,100	3,350
Oriental Energy Co., Ltd. Class A	1,400	2,526
PetroChina Co., Ltd. Class A	4,500	5,507
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A (a)	6,800	8,365
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	8,767
Wintime Energy Co., Ltd. Class A (b)	6,200	3,307
Yang Quan Coal Industry Group Co., Ltd. Class A (a)	3,400	3,918

		48,437

PAPER & FOREST PRODUCTS — 0.7%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	3,490
Fujian Jinsen Forestry Co., Ltd. Class A	400	1,448
Guangdong Weihua Corp. Class A (a)	3,000	7,739
Sichuan Guodong Construction Co., Ltd. Class A (a)	5,200	2,818

		15,495

PHARMACEUTICALS — 5.3%
Beijing Tongrentang Co., Ltd. Class A	1,000	5,353
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	4,307
Dong-E-E-Jiao Co., Ltd. Class A	700	6,782
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,603
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	600	2,770
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	1,826
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (b)	2,400	2,152
Humanwell Healthcare Group Co., Ltd. Class A	1,000	2,424
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,440	18,951
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,430	4,652
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	2,672
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	9,257
Renhe Pharmacy Co., Ltd. Class A	1,800	1,459
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	7,350
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,280	3,473
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	5,300

Security Description	Shares	Value
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	$2,186
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	5,054
Tasly Pharmaceutical Group Co., Ltd. Class A	600	4,100
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	4,085
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	1,152	4,581
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	1,805
Yifan Pharmaceutical Co., Ltd. Class A	900	3,117
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	7,744
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	3,600	10,545

		125,548

PROFESSIONAL SERVICES — 0.3%
Beijing Orient Landscape & Environment Co., Ltd. Class A	2,000	6,361

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.6%
Beijing Capital Development Co., Ltd. Class A	1,600	2,177
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	3,270
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	2,804
China Fortune Land Development Co., Ltd. Class A	1,400	7,472
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	2,721	9,575
China Vanke Co., Ltd. Class A	5,100	27,690
Chongqing Dima Industry Co., Ltd. Class A	3,600	2,214
Citychamp Dartong Co., Ltd. Class A	2,100	1,963
Gemdale Corp. Class A	2,700	5,145
Guangdong Shirongzhaoye Co., Ltd. Class A	1,900	4,143
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	4,069
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	2,629
Jinke Properties Group Co., Ltd. Class A	4,100	3,597
Lushang Property Co., Ltd. Class A (a)	3,200	1,882
Myhome Real Estate Development Group Co., Ltd. Class A	3,600	1,717
Oceanwide Holdings Co., Ltd. Class A (b)	2,600	3,112
Poly Real Estate Group Co., Ltd. Class A	1,700	3,718
RiseSun Real Estate Development Co., Ltd. Class A	2,600	4,215
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	1,440	4,312
Shanghai Wanye Enterprises Co., Ltd. Class A	2,200	4,241
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	2,765

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	$3,211
Tahoe Group Co., Ltd. Class A	800	3,617
Xinhu Zhongbao Co., Ltd. Class A (a)	15,100	11,160
Youngor Group Co., Ltd. Class A	2,660	3,556
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	3,499
Zhongtian Financial Group Co., Ltd. Class A (b)	3,000	3,928
Zhongzhu Holding Co., Ltd. Class A (b)	2,800	2,659

		134,340

ROAD & RAIL — 0.7%
China High-Speed Railway Technology Co., Ltd. Class A	3,300	3,588
Daqin Railway Co., Ltd. Class A	7,400	9,762
Guangshen Railway Co., Ltd. Class A	4,300	3,130

		16,480

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
EGing Photovoltaic Technology Co., Ltd. Class A	3,600	2,386
Hangzhou Silan Microelectronics Co., Ltd. Class A	2,600	6,149
LONGi Green Energy Technology Co., Ltd. Class A	1,800	9,653
Sanan Optoelectronics Co., Ltd. Class A	2,240	8,253
Shanghai Belling Co., Ltd. Class A	1,300	2,847

		29,288

SOFTWARE — 1.9%
Beijing Shiji Information Technology Co., Ltd. Class A	600	2,422
Glodon Co., Ltd. Class A	1,000	4,018
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A	1,000	1,090
Hunan Tianrun Digital Entertainment & Cultural Media Co., Ltd. Class A (a) (b)	3,800	5,467
Hundsun Technologies, Inc. Class A	400	3,664
Iflytek Co., Ltd. Class A	900	8,453
Inspur Software Co., Ltd. Class A	500	1,416
Kingnet Network Co., Ltd. Class A	1,000	2,707
Neusoft Corp. Class A	1,200	2,706
Shanghai 2345 Network Holding Group Co., Ltd. Class A	2,040	1,822
Shanghai Golden Bridge InfoTech Co., Ltd. Class A	600	1,624
Sinodata Co., Ltd. Class A	300	953
Wisesoft Co., Ltd. Class A	500	1,381
Yonyou Network Technology Co., Ltd. Class A	1,100	6,539

		44,262

SPECIALTY RETAIL — 0.5%
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	2,120

Security Description	Shares	Value
Suning Commerce Group Co., Ltd. Class A	4,300	$9,602

		11,722

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
BOE Technology Group Co., Ltd. Class A	18,800	16,046
Dawning Information Industry Co., Ltd. Class A	400	3,370
Focus Media Information Technology Co., Ltd. Class A	4,300	9,007
GRG Banking Equipment Co., Ltd. Class A	2,025	2,250
Guangzhou KingTeller Technology Co., Ltd. Class A (a)	2,700	2,077
Inspur Electronic Information Industry Co., Ltd. Class A	1,040	3,954

		36,704

TEXTILES,APPAREL & LUXURY GOODS — 1.4%
Anhui Huamao Textile Co. Class A	4,300	2,877
Bros Eastern Co., Ltd. Class A	3,000	2,522
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	2,236
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	2,500	4,697
Huasi Holding Co., Ltd. Class A	1,000	1,238
Jiangsu Huaxicun Co., Ltd. Class A	2,000	2,387
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	1,432
Luthai Textile Co., Ltd. Class A	1,300	2,159
NanJi E-Commerce Co., Ltd. Class A (a)	2,000	4,854
Yantai Tayho Advanced Materials Co., Ltd. Class A	1,200	2,270
Zhejiang Hangmin Co., Ltd. Class A (b)	1,700	3,092
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	1,631
Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,300	2,322

		33,717

TRADING COMPANIES & DISTRIBUTORS — 0.6%
CMST Development Co., Ltd. Class A	2,700	3,815
Shandong Hiking International Co., Ltd. Class A (a) (b)	1,800	2,560
Shanghai Lansheng Corp. Class A	600	1,285
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	1,977
Sinochem International Corp. Class A	2,100	2,450
Tianjin Teda Co., Ltd. Class A	4,500	3,247

		15,334

TRANSPORTATION INFRASTRUCTURE — 1.8%
Dalian Port PDA Co., Ltd. Class A	7,130	2,878
Fujian Expressway Development Co., Ltd. Class A	9,700	5,381
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	3,322

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Hubei Chutian Expressway Co., Ltd. Class A	6,400	$4,313
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	3,071
Shanghai International Port Group Co., Ltd. Class A	3,700	4,181
Shenzhen Chiwan Wharf Holdings, Ltd. Class A (b)	1,500	5,787
TangShan Port Group Co., Ltd. Class A	5,040	3,821
Xiandai Investment Co., Ltd. Class A (b)	4,800	4,937
Yingkou Port Liability Co., Ltd. Class A	5,100	2,472
Zhangjiagang Freetrade Science & Technology Group Co., Ltd. Class A (b)	3,600	2,635

		42,798

WATER UTILITIES — 0.4%
Beijing Capital Co., Ltd. Class A	4,600	3,846
Chengdu Xingrong Environment Co., Ltd. Class A	3,600	2,884
Guangdong Golden Dragon Development, Inc. Class A	900	2,214

		8,944

TOTAL COMMON STOCKS (Cost $2,391,939)		2,342,527

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e) (Cost $749)	749	$749

TOTAL INVESTMENTS — 98.5% (Cost $2,392,688)		2,343,276

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		35,233

NET ASSETS — 100.0%		$2,378,509

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $120,556 representing 5.1% of net assets.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$18,658	$—	$—	$18,658
Air Freight & Logistics	9,922	—	—	9,922
Airlines	21,236	5,986	—	27,222
Auto Components	42,236	2,575	—	44,811
Automobiles	36,270	—	—	36,270
Banks	275,124	—	—	275,124
Beverages	131,729	—	—	131,729
Biotechnology	8,722	—	—	8,722
Building Products	8,217	—	—	8,217
Capital Markets	103,504	—	—	103,504
Chemicals	84,859	24,485	—	109,344
Commercial Services & Supplies	17,113	5,650	—	22,763
Communications Equipment	22,238	—	—	22,238
Construction & Engineering	82,284	2,548	—	84,832
Construction Materials	21,775	2,473	—	24,248
Containers & Packaging	10,842	—	—	10,842
Distributors	1,060	—	—	1,060
Diversified Consumer Services	7,973	—	—	7,973
Diversified Financial Services	3,571	—	—	3,571
Diversified Telecommunication Services	6,174	—	—	6,174
Electric Utilities	2,965	—	—	2,965
Electrical Equipment	62,291	6,855	—	69,146
Electronic Equipment, Instruments & Components	93,062	—	—	93,062

See accompanying notes to financial statements.

SPDR MSCI CHINA A SHARES IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Energy Equipment & Services	$14,012	$—	$—	$14,012
Food & Staples Retailing	10,355	—	—	10,355
Food Products	75,764	—	—	75,764
Health Care Equipment & Supplies	2,268	—	—	2,268
Health Care Providers & Services	18,684	—	—	18,684
Hotels, Restaurants & Leisure	15,818	—	—	15,818
Household Durables	61,812	—	—	61,812
Independent Power Producers & Energy Traders	53,494	—	—	53,494
Industrial Conglomerates	1,950	—	—	1,950
Insurance	83,490	—	—	83,490
Internet Software & Services	3,571	2,820	—	6,391
IT Services	8,408	—	—	8,408
Leisure Equipment & Products	3,656	—	—	3,656
Life Sciences Tools & Services	2,722	—	—	2,722
Machinery	106,599	7,665	—	114,264
Marine	3,575	—	—	3,575
Media	30,713	4,020	—	34,733
Metals & Mining	106,583	8,091	—	114,674
Multiline Retail	24,630	—	—	24,630
Oil, Gas & Consumable Fuels	37,378	11,059	—	48,437
Paper & Forest Products	15,495	—	—	15,495
Pharmaceuticals	123,396	2,152	—	125,548
Professional Services	6,361	—	—	6,361
Real Estate Management & Development	124,641	9,699	—	134,340
Road & Rail	16,480	—	—	16,480
Semiconductors & Semiconductor Equipment	29,288	—	—	29,288
Software	38,795	5,467	—	44,262
Specialty Retail	11,722	—	—	11,722
Technology Hardware, Storage & Peripherals	36,704	—	—	36,704
Textiles, Apparel & Luxury Goods	30,625	3,092	—	33,717
Trading Companies & Distributors	12,774	2,560	—	15,334
Transportation Infrastructure	29,439	13,359	—	42,798
Water Utilities	8,944	—	—	8,944
Short-Term Investment	749	—	—	749

TOTAL INVESTMENTS	$2,222,720	$120,556	$—	$2,343,276

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	966	$966	$3,955	$4,172	$—	$—	749	$749	$6	$—

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 5.9%
Alumina, Ltd.	13,278	$24,036
Amcor, Ltd.	6,275	68,204
AMP, Ltd.	16,060	61,471
APA Group	5,535	33,455
Aristocrat Leisure, Ltd.	2,927	54,018
ASX, Ltd.	1,040	44,721
Aurizon Holdings, Ltd.	11,127	36,103
Australia & New Zealand Banking Group, Ltd.	15,820	325,939
Bank of Queensland, Ltd.	2,131	17,915
Bendigo & Adelaide Bank, Ltd. (a)	2,647	19,979
BlueScope Steel, Ltd.	3,378	39,100
Boral, Ltd.	5,871	33,505
Brambles, Ltd.	8,619	65,980
Caltex Australia, Ltd.	1,426	34,346
Challenger, Ltd.	3,087	27,325
CIMIC Group, Ltd.	540	18,420
Coca-Cola Amatil, Ltd.	3,087	20,530
Cochlear, Ltd.	320	44,580
Commonwealth Bank of Australia	9,032	500,963
Computershare, Ltd.	2,527	33,553
Crown Resorts, Ltd.	1,970	19,176
CSL, Ltd.	2,467	294,179
Dexus REIT	5,254	37,560
Domino’s Pizza Enterprises, Ltd. (a)	340	10,883
Flight Centre Travel Group, Ltd. (a)	422	18,447
Fortescue Metals Group, Ltd. (a)	8,459	28,095
Goodman Group REIT	9,653	62,419
GPT Group REIT	9,773	35,533
Healthscope, Ltd.	9,413	13,971
Incitec Pivot, Ltd.	9,159	24,659
Insurance Australia Group, Ltd.	13,178	75,609
LendLease Group	2,987	39,660
Macquarie Group, Ltd.	1,686	133,075
Medibank Pvt, Ltd.	14,938	33,229
Mirvac Group REIT	20,112	33,168
National Australia Bank, Ltd.	14,360	313,813
Newcrest Mining, Ltd.	4,172	62,595
Orica, Ltd.	2,030	27,654
QBE Insurance Group, Ltd.	7,461	55,112
Ramsay Health Care, Ltd. (a)	760	36,330
REA Group, Ltd.	280	17,012
Scentre Group REIT	28,899	84,899
SEEK, Ltd.	1,787	25,495
Sonic Healthcare, Ltd.	2,193	38,487
Stockland REIT	13,515	41,778
Suncorp Group, Ltd.	6,977	71,392
Sydney Airport	5,937	30,557
Tabcorp Holdings, Ltd.	8,059	27,137
Telstra Corp., Ltd.	23,217	55,919
Transurban Group Stapled Security	11,833	103,654
Treasury Wine Estates, Ltd.	4,012	51,885
Vicinity Centres REIT	18,270	33,774
Wesfarmers, Ltd.	6,117	195,001
Westfield Corp. REIT	10,707	69,973
Westpac Banking Corp.	17,869	392,278

Security Description	Shares	Value
Woolworths, Ltd.	7,147	$144,125

		4,242,676

AUSTRIA — 0.2%
ANDRITZ AG	400	22,334
Erste Group Bank AG	1,646	82,593
Raiffeisen Bank International AG (b)	640	24,864
Voestalpine AG	620	32,460

		162,251

BELGIUM — 1.3%
Ageas	1,080	55,733
Anheuser-Busch InBev SA	4,058	445,573
Colruyt SA	360	19,888
Groupe Bruxelles Lambert SA	440	50,217
KBC Group NV	1,380	120,026
Proximus SADP	820	25,444
Solvay SA	400	55,516
Telenet Group Holding NV (b)	280	18,681
UCB SA	680	55,346
Umicore SA	1,040	54,909

		901,333

CHILE — 0.0% (c)
Antofagasta PLC	2,127	27,480

CHINA — 0.1%
Minth Group, Ltd.	4,000	18,221
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	12,918

		31,139

DENMARK — 2.0%
AP Moeller - Maersk A/S Class B	40	61,667
AP Moller - Maersk A/S Class A	15	21,915
Carlsberg A/S Class B	580	68,977
Chr Hansen Holding A/S	540	46,419
Coloplast A/S Class B	640	53,917
Danske Bank A/S	3,748	139,385
DONG Energy A/S (d)	1,081	69,916
DSV A/S	1,020	79,821
Genmab A/S (b)	300	64,248
H Lundbeck A/S	299	16,665
ISS A/S	900	33,203
Novo Nordisk A/S Class B	9,976	489,673
Novozymes A/S Class B	1,260	64,945
Pandora A/S	600	64,327
TDC A/S (b)	4,032	33,342
Tryg A/S	558	12,935
Vestas Wind Systems A/S	1,220	86,515
William Demant Holding A/S (b)	640	23,674

		1,431,544

FINLAND — 1.1%
Elisa Oyj	760	34,369
Fortum Oyj (a)	2,407	51,656
Kone Oyj Class B	1,847	92,065
Metso Oyj (a)	620	19,528
Neste Oyj (a)	700	48,727
Nokia Oyj	31,679	174,738

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Nokian Renkaat Oyj	620	$28,137
Orion Oyj Class B	560	17,128
Sampo Oyj Class A	2,427	135,094
Stora Enso Oyj Class R (a)	2,987	54,828
UPM-Kymmene Oyj	2,887	106,872
Wartsila Oyj Abp	2,404	53,070

		816,212

FRANCE — 10.2%
Accor SA	949	51,179
Aeroports de Paris	160	34,829
Air Liquide SA	2,313	282,985
Airbus SE	3,077	354,963
Alstom SA	820	36,920
Amundi SA (d)	320	25,683
Arkema SA	360	46,931
Atos SE	480	65,585
AXA SA	10,305	273,750
BioMerieux	219	18,046
BNP Paribas SA	5,965	441,411
Bollore SA (e)	4,760	25,348
Bollore SA (a) (b) (e)	22	117
Bouygues SA	1,140	57,077
Bureau Veritas SA	1,466	38,060
Capgemini SE	880	109,526
Carrefour SA (a)	3,089	64,013
Casino Guichard Perrachon SA (a)	300	14,688
Cie de Saint-Gobain	2,687	141,635
Cie Generale des Etablissements Michelin SCA	860	126,815
CNP Assurances	920	23,195
Credit Agricole SA	5,743	93,267
Danone SA	3,084	249,305
Dassault Aviation SA	14	26,705
Dassault Systemes SE	702	95,314
Edenred	1,158	40,218
Eiffage SA	320	36,396
Essilor International Cie Generale d’Optique SA	1,121	151,101
Eurazeo SA	235	21,604
Eutelsat Communications SA	940	18,613
Faurecia SA	401	32,411
Fonciere Des Regions REIT	182	20,067
Gecina SA REIT	242	41,995
Getlink SE	2,523	35,994
Hermes International	155	91,787
ICADE REIT	200	19,407
Iliad SA	140	28,926
Imerys SA	200	19,407
Ingenico Group SA	303	24,550
Ipsen SA	201	31,184
JCDecaux SA	400	13,902
Kering SA	401	191,745
Klepierre SA REIT	1,200	48,333
Lagardere SCA	640	18,261
Legrand SA	1,466	114,849
L’Oreal SA	1,373	309,602
LVMH Moet Hennessy Louis Vuitton SE	1,477	454,486

Security Description	Shares	Value
Natixis SA	5,094	$41,711
Orange SA	10,787	182,877
Pernod Ricard SA	1,160	192,951
Peugeot SA	2,627	63,162
Publicis Groupe SA	1,053	73,273
Remy Cointreau SA	120	17,090
Renault SA	918	111,207
Rexel SA	1,666	28,173
Safran SA	1,707	180,503
Sanofi	5,976	480,148
Schneider Electric SE	3,027	265,581
SCOR SE	880	35,996
SEB SA	105	20,042
Societe BIC SA	160	15,909
Societe Generale SA	4,043	219,576
Sodexo SA	520	52,377
Suez	1,932	27,966
Teleperformance	304	47,108
Thales SA	580	70,575
Ubisoft Entertainment SA (b)	335	28,230
Unibail-Rodamco SE REIT (a)	540	123,294
Valeo SA	1,300	85,760
Veolia Environnement SA	2,447	57,917
Vinci SA	2,727	267,969
Vivendi SA	5,337	137,838
Wendel SA	160	24,932

		7,314,350

GERMANY — 10.4%
1&1 Drillisch AG	280	18,854
adidas AG	1,020	246,687
Allianz SE	2,375	535,692
Axel Springer SE	240	20,071
BASF SE	4,843	491,205
Bayer AG	4,361	492,304
Bayerische Motoren Werke AG	1,807	195,899
Bayerische Motoren Werke AG Preference Shares	300	28,096
Beiersdorf AG	540	61,112
Brenntag AG	840	49,897
Commerzbank AG (b)	5,783	74,991
Continental AG	600	165,513
Covestro AG (d)	819	80,439
Daimler AG	5,009	424,877
Deutsche Bank AG	10,568	147,205
Deutsche Boerse AG	1,040	141,462
Deutsche Lufthansa AG	1,280	40,835
Deutsche Post AG	5,274	230,391
Deutsche Telekom AG	17,492	285,041
Deutsche Wohnen SE	1,847	86,091
Evonik Industries AG	880	30,996
Fraport AG Frankfurt Airport Services Worldwide	220	21,672
Fresenius Medical Care AG & Co. KGaA	1,200	122,464
Fresenius SE & Co. KGaA	2,207	168,448
Fuchs Petrolub SE Preference Shares	380	20,610
GEA Group AG	980	41,642

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Hannover Rueck SE	320	$43,645
HeidelbergCement AG	760	74,569
Henkel AG & Co. KGaA Preference Shares	960	126,153
Henkel AG & Co. KGaA	560	70,456
HOCHTIEF AG	120	22,388
HUGO BOSS AG	360	31,329
Infineon Technologies AG	6,141	164,192
Innogy SE (d)	910	43,054
KION Group AG	242	22,542
KS AG	1,040	29,981
Lanxess AG	500	38,248
Linde AG (b)	1,000	210,427
MAN SE	200	23,306
Merck KGaA	700	67,064
METRO AG	960	16,990
MTU Aero Engines AG	276	46,435
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	761	176,748
OSRAM Licht AG	480	35,278
Porsche Automobil Holding SE Preference Shares	820	68,072
ProSiebenSat.1 Media SE	1,200	41,589
QIAGEN NV (b)	1,177	37,998
RWE AG (b)	2,647	65,304
SAP SE	5,186	541,939
Schaeffler AG Preference Shares	900	13,875
Siemens AG	4,018	511,548
Symrise AG	660	53,053
Telefonica Deutschland Holding AG	4,052	19,016
ThyssenKrupp AG	1,990	51,860
TUI AG	2,275	48,764
United Internet AG	660	41,478
Volkswagen AG	117	23,397
Volkswagen AG Preference Shares	1,000	198,473
Vonovia SE	2,608	129,100
Wirecard AG	620	73,140
Zalando SE (b) (d)	460	25,051

		7,408,956

HONG KONG — 3.6%
AIA Group, Ltd.	64,000	541,468
ASM Pacific Technology, Ltd.	1,600	22,344
Bank of East Asia, Ltd.	8,134	32,439
BOC Hong Kong Holdings, Ltd.	20,000	97,346
CK Asset Holdings, Ltd.	12,000	100,684
CK Hutchison Holdings, Ltd.	13,000	155,537
CK Infrastructure Holdings, Ltd.	2,000	16,347
CLP Holdings, Ltd.	9,000	91,625
Galaxy Entertainment Group, Ltd.	15,000	136,176
Hang Lung Group, Ltd.	3,000	9,805
Hang Lung Properties, Ltd.	16,000	37,267
Hang Seng Bank, Ltd.	4,000	92,555
Henderson Land Development Co., Ltd.	5,000	32,555
HKT Trust & HKT, Ltd.	20,000	25,152
Hong Kong Exchanges & Clearing, Ltd.	6,076	197,571

Security Description	Shares	Value
Hongkong Land Holdings, Ltd.	6,000	$41,340
Hysan Development Co., Ltd.	2,000	10,575
Jardine Matheson Holdings, Ltd.	1,300	80,106
Jardine Strategic Holdings, Ltd.	1,500	57,510
Kerry Properties, Ltd.	2,500	11,260
Kingston Financial Group, Ltd. (a)	20,000	8,945
Li & Fung, Ltd.	40,000	19,571
Link REIT	10,000	85,369
Melco Resorts & Entertainment, Ltd. ADR	1,020	29,560
MTR Corp., Ltd.	8,500	45,704
New World Development Co., Ltd.	33,943	47,920
NWS Holdings, Ltd.	7,530	13,662
Power Assets Holdings, Ltd.	8,500	75,758
Sands China, Ltd.	13,600	73,127
Shangri-La Asia, Ltd.	2,000	4,026
Sino Land Co., Ltd.	14,675	23,747
SJM Holdings, Ltd.	20,000	17,380
Sun Hung Kai Properties, Ltd.	8,000	126,397
Swire Pacific, Ltd. Class A	1,000	10,085
Swire Properties, Ltd.	8,000	28,031
Techtronic Industries Co., Ltd.	8,000	46,634
WH Group, Ltd. (d)	47,500	50,597
Wharf Holdings, Ltd.	4,000	13,735
Wharf Real Estate Investment Co., Ltd. (b)	5,000	32,555
Wheelock & Co., Ltd.	2,000	14,615
Yue Yuen Industrial Holdings, Ltd.	3,500	13,891

		2,570,971

IRELAND — 0.6%
AerCap Holdings NV (b)	758	38,446
AIB Group PLC	4,304	25,895
Bank of Ireland Group PLC (b)	4,978	43,529
CRH PLC	4,534	153,734
James Hardie Industries PLC	2,407	42,224
Kerry Group PLC Class A	860	87,152
Paddy Power Betfair PLC	440	45,158
Ryanair Holdings PLC ADR (b)	180	22,113

		458,251

ISRAEL — 0.5%
Azrieli Group, Ltd.	240	11,491
Bank Hapoalim BM	5,783	39,598
Bank Leumi Le-Israel BM	6,279	37,754
Bezeq The Israeli Telecommunication Corp., Ltd.	11,247	14,352
Check Point Software Technologies, Ltd. (b)	700	69,538
Elbit Systems, Ltd.	122	14,630
Frutarom Industries, Ltd.	218	19,938
Israel Chemicals, Ltd.	2,767	11,664
Mizrahi Tefahot Bank, Ltd.	760	14,510
Nice, Ltd.	320	29,686
Teva Pharmaceutical Industries, Ltd.	4,954	84,043

		347,204

ITALY — 1.7%
Assicurazioni Generali SpA	6,335	121,736

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Atlantia SpA	2,227	$68,883
Davide Campari-Milano SpA	3,070	23,220
Ferrari NV	660	79,173
Intesa Sanpaolo SpA (e)	70,526	256,176
Intesa Sanpaolo SpA (e)	5,054	19,132
Leonardo SpA	2,187	25,224
Luxottica Group SpA	920	57,139
Mediobanca Banca di Credito Finanziario SpA	3,067	36,015
Poste Italiane SpA (d)	2,827	25,798
Prysmian SpA	1,080	33,870
Recordati SpA	561	20,685
Snam SpA	13,298	61,052
Telecom Italia SpA/Milano (b)	54,948	52,102
Telecom Italia SpA/Milano	32,710	27,210
Terna Rete Elettrica Nazionale SpA	8,179	47,770
UniCredit SpA (b)	10,559	220,606
UnipolSai Assicurazioni SpA	6,137	14,589

		1,190,380

JAPAN — 25.8%
Aeon Co., Ltd.	3,400	60,087
AEON Financial Service Co., Ltd. (a)	500	11,462
Air Water, Inc.	1,500	28,956
Aisin Seiki Co., Ltd.	1,200	64,767
Ajinomoto Co., Inc.	3,500	63,138
Alfresa Holdings Corp. (a)	1,500	33,413
Alps Electric Co., Ltd.	500	12,177
Amada Holdings Co., Ltd.	2,000	23,977
ANA Holdings, Inc.	300	11,518
Aozora Bank, Ltd.	300	11,932
Asahi Glass Co., Ltd.	1,200	49,591
Asahi Group Holdings, Ltd.	2,000	107,005
Asahi Kasei Corp.	6,100	80,215
Asics Corp. (a)	500	9,220
Astellas Pharma, Inc.	11,200	170,185
Bandai Namco Holdings, Inc.	1,500	47,955
Bank of Kyoto, Ltd.	200	11,171
Benesse Holdings, Inc.	300	10,776
Bridgestone Corp.	3,600	156,660
Brother Industries, Ltd.	1,600	36,513
Calbee, Inc. (a)	300	10,127
Canon, Inc.	5,700	206,347
Casio Computer Co., Ltd. (a)	500	7,353
Central Japan Railway Co.	800	151,274
Chiba Bank, Ltd.	2,000	16,117
Chubu Electric Power Co., Inc.	4,000	57,057
Chugai Pharmaceutical Co., Ltd.	1,500	75,176
Chugoku Electric Power Co., Inc. (a)	2,000	24,297
Coca-Cola Bottlers Japan Holdings, Inc.	300	12,327
Concordia Financial Group, Ltd.	6,000	33,456
Credit Saison Co., Ltd.	1,500	24,739
Dai Nippon Printing Co., Ltd.	1,500	30,790
Daicel Corp.	2,000	21,702
Daifuku Co., Ltd.	400	23,282
Dai-ichi Life Holdings, Inc.	6,000	109,732

Security Description	Shares	Value
Daiichi Sankyo Co., Ltd.	3,500	$116,338
Daikin Industries, Ltd.	1,500	164,245
Daito Trust Construction Co., Ltd.	300	50,804
Daiwa House Industry Co., Ltd.	3,300	125,360
Daiwa House REIT Investment Corp.	4	9,644
Daiwa Securities Group, Inc.	6,000	38,155
DeNA Co., Ltd. (a)	500	9,017
Denso Corp.	2,300	125,046
Dentsu, Inc.	1,500	65,585
Disco Corp.	100	20,987
Don Quijote Holdings Co., Ltd.	500	28,397
East Japan Railway Co.	1,800	167,086
Eisai Co., Ltd.	1,700	108,474
FamilyMart UNY Holdings Co., Ltd.	200	16,568
FANUC Corp.	1,200	299,803
Fast Retailing Co., Ltd.	300	118,308
Fuji Electric Co., Ltd.	2,000	13,521
FUJIFILM Holdings Corp.	2,000	78,909
Fujitsu, Ltd.	10,000	60,085
Fukuoka Financial Group, Inc.	2,000	10,832
Hakuhodo DY Holdings, Inc.	2,000	27,325
Hamamatsu Photonics KK	600	22,849
Hankyu Hanshin Holdings, Inc.	1,500	55,712
Hikari Tsushin, Inc.	100	15,957
Hino Motors, Ltd.	2,000	25,689
Hirose Electric Co., Ltd.	105	14,355
Hisamitsu Pharmaceutical Co., Inc.	200	15,308
Hitachi Chemical Co., Ltd.	400	8,816
Hitachi Construction Machinery Co., Ltd. (a)	400	15,270
Hitachi High-Technologies Corp.	300	13,992
Hitachi Metals, Ltd.	1,400	16,271
Hitachi, Ltd.	25,000	179,384
Honda Motor Co., Ltd.	9,400	321,819
Hoshizaki Corp.	200	17,640
Hoya Corp.	2,000	99,840
Hulic Co., Ltd.	2,000	21,589
IHI Corp.	500	15,421
Iida Group Holdings Co., Ltd. (a)	1,400	25,854
Isetan Mitsukoshi Holdings, Ltd.	2,000	21,871
Isuzu Motors, Ltd.	2,400	36,310
ITOCHU Corp. (a)	8,000	154,321
J Front Retailing Co., Ltd.	1,500	24,979
Japan Airlines Co., Ltd.	300	12,099
Japan Exchange Group, Inc.	3,400	62,821
Japan Post Bank Co., Ltd. (a)	2,000	26,949
Japan Post Holdings Co., Ltd.	7,900	95,454
Japan Prime Realty Investment Corp. REIT	3	10,860
Japan Real Estate Investment Corp. REIT	3	15,543
Japan Retail Fund Investment Corp. REIT	20	38,740
Japan Tobacco, Inc.	6,000	171,227
JFE Holdings, Inc.	2,500	49,777
JGC Corp.	1,400	30,014

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
JSR Corp.	1,500	$33,329
JTEKT Corp.	1,400	20,246
Kajima Corp.	3,000	27,842
Kakaku.com, Inc.	400	6,962
Kamigumi Co., Ltd.	500	11,067
Kaneka Corp.	1,000	9,864
Kansai Electric Power Co., Inc.	4,000	51,866
Kansai Paint Co., Ltd.	1,600	37,040
Kao Corp.	2,500	186,460
Kawasaki Heavy Industries, Ltd.	400	12,732
KDDI Corp.	9,700	246,764
Keihan Holdings Co., Ltd.	400	12,318
Keikyu Corp.	500	8,721
Keio Corp.	500	21,345
Keisei Electric Railway Co., Ltd.	400	12,186
Keyence Corp.	500	307,945
Kikkoman Corp.	600	24,034
Kintetsu Group Holdings Co., Ltd.	800	31,255
Kirin Holdings Co., Ltd.	4,400	116,402
Kobe Steel, Ltd. (b)	2,000	19,614
Koito Manufacturing Co., Ltd.	500	34,462
Komatsu, Ltd.	4,500	148,308
Konami Holdings Corp.	300	15,007
Konica Minolta, Inc. (a)	2,000	16,794
Kose Corp.	100	20,771
Kubota Corp.	6,000	104,090
Kuraray Co., Ltd.	2,000	34,227
Kurita Water Industries, Ltd.	400	12,732
Kyocera Corp.	1,800	100,316
Kyowa Hakko Kirin Co., Ltd.	1,600	34,407
Kyushu Electric Power Co., Inc.	2,000	23,996
Kyushu Financial Group, Inc.	2,000	9,892
Kyushu Railway Co.	349	10,829
Lawson, Inc.	100	6,808
Lion Corp.	600	12,214
LIXIL Group Corp.	1,600	35,129
M3, Inc. (a)	1,400	63,451
Mabuchi Motor Co., Ltd.	200	9,817
Makita Corp.	1,400	68,453
Marubeni Corp.	10,000	72,092
Marui Group Co., Ltd. (a)	500	9,967
Mazda Motor Corp. (a)	3,300	43,736
McDonald’s Holdings Co. Japan, Ltd.	200	9,422
Mebuki Financial Group, Inc.	4,500	17,264
Medipal Holdings Corp.	1,400	28,935
MEIJI Holdings Co., Ltd.	500	38,223
MINEBEA MITSUMI, Inc. (a)	2,000	42,181
MISUMI Group, Inc. (a)	1,600	43,554
Mitsubishi Chemical Holdings Corp.	8,000	76,728
Mitsubishi Corp.	8,000	212,544
Mitsubishi Electric Corp.	10,000	159,803
Mitsubishi Estate Co., Ltd.	6,500	106,958
Mitsubishi Gas Chemical Co., Inc.	1,400	33,187
Mitsubishi Heavy Industries, Ltd.	1,300	49,616
Mitsubishi Materials Corp.	300	8,787
Mitsubishi Motors Corp. (a)	4,000	28,284

Security Description	Shares	Value
Mitsubishi Tanabe Pharma Corp.	1,600	$32,135
Mitsubishi UFJ Financial Group, Inc.	63,100	413,131
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,600	9,433
Mitsui & Co., Ltd.	9,300	158,279
Mitsui Chemicals, Inc.	800	25,049
Mitsui Fudosan Co., Ltd.	4,500	107,137
Mitsui OSK Lines, Ltd.	300	8,420
Mixi, Inc.	200	7,410
Mizuho Financial Group, Inc. (a)	130,000	234,086
MS&AD Insurance Group Holdings, Inc.	2,400	73,930
Murata Manufacturing Co., Ltd.	1,200	163,498
Nabtesco Corp.	300	11,495
Nagoya Railroad Co., Ltd.	400	10,133
NEC Corp.	800	22,266
Nexon Co., Ltd. (b)	2,800	47,101
NGK Insulators, Ltd. (a)	1,600	27,321
NGK Spark Plug Co., Ltd.	1,200	28,536
NH Foods, Ltd.	500	20,428
Nidec Corp.	1,400	211,942
Nikon Corp.	2,000	35,712
Nintendo Co., Ltd.	600	263,244
Nippon Building Fund, Inc. REIT	5	27,645
Nippon Electric Glass Co., Ltd.	300	8,575
Nippon Express Co., Ltd.	200	13,070
Nippon Paint Holdings Co., Ltd.	500	18,218
Nippon Prologis REIT, Inc.	7	15,145
Nippon Steel & Sumitomo Metal Corp.	4,000	86,808
Nippon Telegraph & Telephone Corp.	3,800	175,154
Nippon Yusen KK	900	17,441
Nissan Chemical Industries, Ltd.	300	12,299
Nissan Motor Co., Ltd. (a)	12,200	125,556
Nisshin Seifun Group, Inc.	700	13,809
Nissin Foods Holdings Co., Ltd.	200	13,803
Nitori Holdings Co., Ltd.	400	69,525
Nitto Denko Corp.	700	52,077
NOK Corp.	200	3,857
Nomura Holdings, Inc.	20,000	114,941
Nomura Real Estate Holdings, Inc.	500	11,594
Nomura Real Estate Master Fund, Inc.	20	27,776
Nomura Research Institute, Ltd.	600	27,955
NSK, Ltd.	2,000	26,479
NTT Data Corp.	3,500	36,300
NTT DOCOMO, Inc.	7,600	192,197
Obayashi Corp.	4,000	43,479
Obic Co., Ltd.	200	16,606
Odakyu Electric Railway Co., Ltd. (a)	2,000	40,433
Oji Holdings Corp.	2,000	12,750
Olympus Corp.	1,700	64,260
Omron Corp. (a)	1,400	80,433
Ono Pharmaceutical Co., Ltd.	2,000	63,056
Oracle Corp. Japan	100	8,171

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Oriental Land Co., Ltd.	1,400	$142,040
ORIX Corp.	6,700	118,345
Osaka Gas Co., Ltd. (a)	2,200	43,379
Otsuka Corp.	400	20,160
Otsuka Holdings Co., Ltd.	2,000	99,539
Panasonic Corp.	12,000	169,647
Park24 Co., Ltd. (a)	400	10,840
Pola Orbis Holdings, Inc.	300	12,398
Rakuten, Inc.	6,000	49,241
Recruit Holdings Co., Ltd.	6,000	148,040
Renesas Electronics Corp. (b)	2,400	23,718
Resona Holdings, Inc.	12,000	63,741
Ricoh Co., Ltd. (a)	4,000	39,003
Rinnai Corp.	100	9,441
Rohm Co., Ltd.	500	46,544
Ryohin Keikaku Co., Ltd.	100	33,098
Santen Pharmaceutical Co., Ltd.	2,000	33,098
SBI Holdings, Inc.	1,300	29,851
Secom Co., Ltd.	1,400	103,075
Sega Sammy Holdings, Inc.	500	8,016
Seibu Holdings, Inc.	1,400	24,275
Seiko Epson Corp.	1,600	27,411
Sekisui Chemical Co., Ltd.	2,000	34,603
Sekisui House, Ltd.	3,400	61,766
Seven & i Holdings Co., Ltd.	4,000	170,456
Seven Bank, Ltd. (a)	4,000	12,713
Sharp Corp. (b)	600	17,772
Shimadzu Corp.	1,400	37,992
Shimamura Co., Ltd.	100	12,393
Shimano, Inc.	300	43,018
Shimizu Corp.	2,000	17,621
Shin-Etsu Chemical Co., Ltd.	2,000	204,513
Shinsei Bank, Ltd.	700	10,775
Shionogi & Co., Ltd. (a)	1,800	92,835
Shiseido Co., Ltd.	2,000	127,654
Shizuoka Bank, Ltd.	2,000	18,994
Showa Shell Sekiyu KK	1,300	17,492
SMC Corp.	300	120,141
SoftBank Group Corp.	4,300	315,616
Sohgo Security Services Co., Ltd.	200	9,723
Sompo Holdings, Inc.	2,000	79,756
Sony Corp.	6,500	312,318
Sony Financial Holdings, Inc. (a)	1,400	25,301
Stanley Electric Co., Ltd.	500	18,500
Start Today Co., Ltd.	1,400	35,925
Subaru Corp.	3,500	114,824
SUMCO Corp.	1,500	38,392
Sumitomo Chemical Co., Ltd.	8,000	45,736
Sumitomo Corp.	6,000	99,238
Sumitomo Dainippon Pharma Co., Ltd.	500	8,265
Sumitomo Electric Industries, Ltd.	4,000	60,423
Sumitomo Heavy Industries, Ltd.	500	18,806
Sumitomo Metal Mining Co., Ltd.	1,000	40,668
Sumitomo Mitsui Financial Group, Inc.	7,300	305,522
Sumitomo Mitsui Trust Holdings, Inc.	2,000	80,922

Security Description	Shares	Value
Sumitomo Realty & Development Co., Ltd.	2,000	$73,794
Sumitomo Rubber Industries, Ltd.	1,400	25,486
Sundrug Co., Ltd. (a)	200	9,271
Suntory Beverage & Food, Ltd.	600	29,055
Suruga Bank, Ltd.	1,500	20,818
Suzuken Co., Ltd.	300	12,496
Suzuki Motor Corp.	2,000	107,250
Sysmex Corp.	700	62,793
T&D Holdings, Inc.	2,500	39,339
Taiheiyo Cement Corp.	300	10,663
Taisei Corp.	1,100	55,646
Takashimaya Co., Ltd.	1,000	9,525
Takeda Pharmaceutical Co., Ltd.	3,800	182,943
TDK Corp.	700	61,279
Teijin, Ltd.	1,500	28,209
Temp Holdings Co., Ltd.	700	20,075
Terumo Corp.	1,800	92,750
THK Co., Ltd.	300	12,200
Tobu Railway Co., Ltd.	600	18,166
Toho Co., Ltd.	300	9,887
Tohoku Electric Power Co., Inc. (a)	2,000	26,986
Tokio Marine Holdings, Inc.	3,700	166,056
Tokyo Electric Power Co. Holdings, Inc. (b)	8,000	31,067
Tokyo Electron, Ltd.	800	144,542
Tokyo Gas Co., Ltd.	2,200	58,294
Tokyo Tatemono Co., Ltd.	1,400	20,997
Tokyu Corp.	2,100	32,838
Tokyu Fudosan Holdings Corp.	2,500	17,795
Toppan Printing Co., Ltd.	1,000	8,124
Toray Industries, Inc.	7,900	74,357
Toshiba Corp. (b)	34,000	97,828
Tosoh Corp.	1,600	31,067
TOTO, Ltd.	400	20,649
Toyo Seikan Group Holdings, Ltd. (a)	1,400	20,694
Toyo Suisan Kaisha, Ltd.	300	11,791
Toyota Industries Corp.	600	35,882
Toyota Motor Corp.	13,800	887,819
Toyota Tsusho Corp.	1,400	46,667
Trend Micro, Inc.	500	29,008
Tsuruha Holdings, Inc.	100	14,283
Unicharm Corp.	2,000	57,339
United Urban Investment Corp. REIT	20	31,255
USS Co., Ltd.	1,400	28,355
West Japan Railway Co.	900	63,258
Yahoo! Japan Corp. (a)	8,000	37,160
Yakult Honsha Co., Ltd.	600	44,739
Yamada Denki Co., Ltd. (a)	4,000	24,109
Yamaha Corp.	500	21,650
Yamaha Motor Co., Ltd.	1,600	47,015
Yamato Holdings Co., Ltd. (a)	2,000	49,826
Yaskawa Electric Corp.	1,600	71,011
Yokogawa Electric Corp.	1,400	27,934
Yokohama Rubber Co., Ltd.	500	11,443

		18,405,844

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
LUXEMBOURG — 0.4%
ArcelorMittal (b)	3,327	$105,157
Eurofins Scientific SE	59	31,129
Millicom International Cellular SA SDR	360	24,481
RTL Group SA	220	18,250
SES SA (a)	1,970	26,614
Tenaris SA	2,547	43,697

		249,328

MACAU — 0.1%
MGM China Holdings, Ltd.	8,000	20,641
Wynn Macau, Ltd.	8,000	29,000

		49,641

MEXICO — 0.0% (c)
Fresnillo PLC	1,220	21,709

NETHERLANDS — 3.0%
ABN AMRO Group NV (d)	1,926	57,962
Aegon NV	9,226	62,134
Akzo Nobel NV	1,390	131,186
Altice NV Class A (a) (b)	2,010	16,558
ASML Holding NV	1,990	391,952
Boskalis Westminster	497	14,547
EXOR NV	600	42,592
Heineken Holding NV	540	55,587
Heineken NV	1,260	135,281
ING Groep NV	20,495	345,319
Koninklijke Ahold Delhaize NV	6,937	164,163
Koninklijke DSM NV	1,007	99,869
Koninklijke KPN NV	18,548	55,591
Koninklijke Philips NV	4,959	190,070
Koninklijke Vopak NV	380	18,624
NN Group NV	1,646	72,957
NXP Semiconductors NV (b)	1,362	159,354
Randstad Holding NV (a)	640	42,047
Wolters Kluwer NV	1,646	87,431

		2,143,224

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	5,357	23,651
Fisher & Paykel Healthcare Corp., Ltd.	3,018	28,739
Fletcher Building, Ltd.	3,768	16,391
Meridian Energy, Ltd.	6,957	14,329
Ryman Healthcare, Ltd.	2,114	16,150
Spark New Zealand, Ltd.	9,931	23,928

		123,188

NORWAY — 0.5%
DNB ASA	5,334	103,372
Gjensidige Forsikring ASA (a)	1,100	20,120
Marine Harvest ASA	2,067	41,388
Norsk Hydro ASA	7,301	42,731
Orkla ASA	4,434	47,520
Telenor ASA	4,072	91,803
Yara International ASA	960	40,486

		387,420

Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	12,571	$47,742
Jeronimo Martins SGPS SA	1,380	25,127

		72,869

SINGAPORE — 1.5%
Ascendas REIT	12,000	24,068
CapitaLand Commercial Trust	13,894	19,390
CapitaLand Mall Trust REIT	14,000	22,207
CapitaLand, Ltd.	14,000	38,115
City Developments, Ltd.	2,000	19,828
ComfortDelGro Corp., Ltd.	12,000	18,760
DBS Group Holdings, Ltd.	9,573	200,761
Genting Singapore PLC	32,000	26,356
Golden Agri-Resources, Ltd.	25,500	6,806
Hutchison Port Holdings Trust	36,100	10,649
Jardine Cycle & Carriage, Ltd.	400	10,524
Keppel Corp., Ltd.	8,000	47,403
Oversea-Chinese Banking Corp., Ltd.	16,000	156,425
SATS, Ltd.	3,600	14,084
Sembcorp Industries, Ltd.	6,000	14,230
Singapore Airlines, Ltd.	2,000	16,533
Singapore Exchange, Ltd.	4,000	22,481
Singapore Press Holdings, Ltd. (a)	8,000	15,374
Singapore Technologies Engineering, Ltd.	8,000	21,902
Singapore Telecommunications, Ltd.	44,000	113,079
Suntec Real Estate Investment Trust	14,000	20,178
United Overseas Bank, Ltd.	7,371	154,581
UOL Group, Ltd.	2,523	16,451
Wilmar International, Ltd.	10,000	24,251

		1,034,436

SOUTH AFRICA — 0.1%
Investec PLC	3,367	25,959
Mediclinic International PLC (a)	1,990	16,777
Mondi PLC	1,990	53,459

		96,195

SPAIN — 3.3%
Abertis Infraestructuras SA	3,507	78,585
ACS Actividades de Construccion y Servicios SA	1,087	42,311
Aena SME SA (d)	360	72,455
Amadeus IT Group SA	2,367	174,605
Banco Bilbao Vizcaya Argentaria SA	36,357	287,464
Banco de Sabadell SA	28,698	58,624
Banco Santander SA	85,461	556,527
Bankia SA (a)	6,250	27,971
Bankinter SA (a)	3,667	37,684
CaixaBank SA	17,872	85,106
Enagas SA	1,240	33,901
Endesa SA	1,747	38,427
Ferrovial SA	2,787	58,149
Gas Natural SDG SA	1,912	45,595
Grifols SA	1,646	46,580
Iberdrola SA	31,182	229,021

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Industria de Diseno Textil SA	5,687	$177,862
Mapfre SA	5,863	19,476
Red Electrica Corp. SA	2,347	48,291
Siemens Gamesa Renewable Energy SA (a)	1,498	23,996
Telefonica SA	24,322	240,137

		2,382,767

SWEDEN — 2.9%
Alfa Laval AB	1,606	37,807
Assa Abloy AB Class B	5,454	117,451
Atlas Copco AB Class A	3,469	149,616
Atlas Copco AB Class B	2,107	81,640
Boliden AB	1,506	52,599
Electrolux AB Class B	1,320	41,374
Essity AB Class B (b)	3,307	91,058
Getinge AB Class B	1,233	13,978
Hennes & Mauritz AB Class B (a)	5,154	77,038
Hexagon AB Class B	1,426	84,455
Husqvarna AB Class B	2,247	21,593
ICA Gruppen AB	440	15,520
Industrivarden AB Class C	880	20,380
Investor AB Class B	2,467	108,757
Kinnevik AB Class B	1,300	46,630
L E Lundbergforetagen AB Class B	176	12,567
Nordea Bank AB	15,957	169,768
Sandvik AB	5,783	105,270
Securitas AB Class B	1,727	29,231
Skandinaviska Enskilda Banken AB Class A	8,259	86,231
Skanska AB Class B	1,867	38,043
SKF AB Class B (a)	2,147	43,710
Svenska Handelsbanken AB Class A (a)	8,219	102,262
Swedbank AB Class A	4,914	109,724
Swedish Match AB	1,020	45,977
Tele2 AB Class B	1,938	23,176
Telefonaktiebolaget LM Ericsson Class B (a)	16,660	105,274
Telia Co. AB	14,096	65,996
Volvo AB Class B	8,379	152,326

		2,049,451

SWITZERLAND — 8.9%
ABB, Ltd.	9,746	231,233
Adecco Group AG	900	63,910
Baloise Holding AG	280	42,719
Barry Callebaut AG	14	27,310
Chocoladefabriken Lindt & Spruengli AG (e)	3	18,562
Chocoladefabriken Lindt & Spruengli AG (e)	1	72,577
Cie Financiere Richemont SA	2,827	253,178
Clariant AG (b)	1,229	29,275
Coca-Cola HBC AG (b)	980	36,211
Credit Suisse Group AG (b)	12,554	209,627
Dufry AG (b)	240	31,366
EMS-Chemie Holding AG	40	25,188
Ferguson PLC	1,380	103,646

Security Description	Shares	Value
Geberit AG	200	$88,221
Givaudan SA	45	102,256
Julius Baer Group, Ltd. (b)	1,220	74,836
Kuehne + Nagel International AG	300	47,086
LafargeHolcim, Ltd. (b)	2,467	134,737
Lonza Group AG (b)	360	84,662
Nestle SA	16,381	1,293,579
Novartis AG	11,704	944,289
Pargesa Holding SA	180	15,921
Partners Group Holding AG	100	74,144
Roche Holding AG	3,718	850,683
Schindler Holding AG (e)	240	51,629
Schindler Holding AG (e)	120	25,063
SGS SA	24	58,847
Sika AG	14	109,430
Sonova Holding AG	280	44,386
STMicroelectronics NV (a)	3,467	76,686
Straumann Holding AG	56	35,205
Swatch Group AG (e)	160	70,409
Swatch Group AG (e)	260	21,734
Swiss Life Holding AG (b)	180	63,966
Swiss Prime Site AG (b)	380	36,686
Swiss Re AG	1,674	170,057
Swisscom AG	140	69,240
UBS Group AG (b)	19,305	338,583
Vifor Pharma AG	200	30,754
Zurich Insurance Group AG (b)	820	268,367

		6,326,258

UNITED KINGDOM — 15.1%
3i Group PLC	5,274	63,552
Admiral Group PLC	1,160	30,006
Ashtead Group PLC	2,727	74,213
Associated British Foods PLC	1,932	67,511
AstraZeneca PLC	6,808	467,533
Auto Trader Group PLC (d)	5,454	26,824
Aviva PLC	22,021	153,189
Babcock International Group PLC	1,380	12,947
BAE Systems PLC	17,210	140,363
Barclays PLC	85,780	248,486
Barratt Developments PLC	5,454	40,580
Berkeley Group Holdings PLC	720	38,270
British American Tobacco PLC	12,061	698,931
British Land Co. PLC REIT	5,334	48,038
BT Group PLC	45,795	146,149
Bunzl PLC	1,827	53,693
Burberry Group PLC	2,407	57,266
Capita PLC	3,627	7,329
Carnival PLC	1,020	65,533
CNH Industrial NV	5,574	68,758
Cobham PLC (b)	12,969	22,359
Coca-Cola European Partners PLC	1,200	49,912
Compass Group PLC	8,577	175,123
ConvaTec Group PLC (d)	6,289	17,565
Croda International PLC	700	44,856
DCC PLC	480	44,171
Diageo PLC	13,416	453,938
Direct Line Insurance Group PLC	7,481	40,015

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
easyJet PLC	860	$19,357
Experian PLC	5,214	112,456
Fiat Chrysler Automobiles NV	5,610	113,855
G4S PLC	8,419	29,301
GKN PLC	9,299	60,397
GlaxoSmithKline PLC	26,240	513,124
Hammerson PLC REIT (a)	4,314	32,473
Hargreaves Lansdown PLC	1,426	32,666
HSBC Holdings PLC	106,167	990,987
IMI PLC	1,486	22,513
Imperial Brands PLC	5,094	173,359
InterContinental Hotels Group PLC	978	58,554
International Consolidated Airlines Group SA	3,496	30,183
Intertek Group PLC	880	57,526
ITV PLC	19,688	39,812
J Sainsbury PLC	8,899	29,811
John Wood Group PLC	3,575	27,081
Johnson Matthey PLC	1,040	44,380
Kingfisher PLC	12,351	50,679
Land Securities Group PLC REIT	4,022	52,872
Legal & General Group PLC	32,290	116,774
Lloyds Banking Group PLC	385,214	349,409
London Stock Exchange Group PLC	1,727	99,958
Marks & Spencer Group PLC	8,819	33,427
Meggitt PLC	4,212	25,513
Merlin Entertainments PLC (d)	3,848	18,709
Micro Focus International PLC	2,303	31,880
National Grid PLC	18,783	211,370
Next PLC	760	50,737
Old Mutual PLC	26,765	89,848
Pearson PLC	4,474	47,008
Persimmon PLC	1,686	59,838
Prudential PLC	13,856	345,691
Randgold Resources, Ltd.	500	41,256
Reckitt Benckiser Group PLC	3,379	286,015
RELX NV	5,414	112,061
RELX PLC	5,937	122,011
Rolls-Royce Holdings PLC (b)	8,554	104,588
Royal Bank of Scotland Group PLC (b)	19,200	69,705
Royal Mail PLC	4,894	37,128
RSA Insurance Group PLC	5,554	49,084
Sage Group PLC	5,863	52,572
Schroders PLC	740	33,135
Segro PLC REIT	5,519	46,545
Severn Trent PLC	1,300	33,628
Shire PLC	4,838	242,321
Sky PLC	5,614	102,182
Smith & Nephew PLC	4,854	90,630
Smiths Group PLC	2,147	45,584
St James’s Place PLC	2,847	43,392
Standard Chartered PLC	17,170	171,662
Standard Life Aberdeen PLC	14,522	73,276
Taylor Wimpey PLC	17,708	45,856

Security Description	Shares	Value
Tesco PLC	51,459	$148,632
Travis Perkins PLC	896	15,510
Unilever NV	8,615	486,000
Unilever PLC	6,680	370,658
United Utilities Group PLC	3,707	37,202
Vodafone Group PLC	137,528	374,698
Weir Group PLC	1,190	33,295
Whitbread PLC	980	50,866
Wm Morrison Supermarkets PLC	12,047	36,081
WPP PLC	6,997	111,159

		10,795,390

TOTAL COMMON STOCKS (Cost $65,862,874)		71,040,467

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	7,344	7,344
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	2,106,482	2,106,482

TOTAL SHORT-TERM INVESTMENTS (Cost $2,113,826)		2,113,826

TOTAL INVESTMENTS — 102.4% (Cost $67,976,700)		73,154,293

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(1,736,667)

NET ASSETS — 100.0%		$71,417,626

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

REIT =Real Estate Investment Trust

SDR =Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$4,242,676	$—	$—	$4,242,676
Austria	162,251	—	—	162,251
Belgium	901,333	—	—	901,333
Chile	27,480	—	—	27,480
China	31,139	—	—	31,139
Denmark	1,431,544	—	—	1,431,544
Finland	816,212	—	—	816,212
France	7,314,350	—	—	7,314,350
Germany	7,408,956	—	—	7,408,956
Hong Kong	2,570,971	—	—	2,570,971
Ireland	458,251	—	—	458,251
Israel	347,204	—	—	347,204
Italy	1,190,380	—	—	1,190,380
Japan	18,405,844	—	—	18,405,844
Luxembourg	249,328	—	—	249,328
Macau	49,641	—	—	49,641
Mexico	21,709	—	—	21,709
Netherlands	2,143,224	—	—	2,143,224
New Zealand	123,188	—	—	123,188
Norway	387,420	—	—	387,420
Portugal	72,869	—	—	72,869
Singapore	1,034,436	—	—	1,034,436
South Africa	96,195	—	—	96,195
Spain	2,382,767	—	—	2,382,767
Sweden	2,049,451	—	—	2,049,451
Switzerland	6,326,258	—	—	6,326,258
United Kingdom	10,795,390	—	—	10,795,390
Short-Term Investments	2,113,826	—	—	2,113,826

TOTAL INVESTMENTS	$73,154,293	$—	$—	$73,154,293

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	75,546	$75,546	$1,646,576	$1,714,778	$—	$—	7,344	$7,344	$313	$—
State Street Navigator Securities Lending Government Money Market Portfolio	242,956	242,956	4,347,394	2,483,868	—	—	2,106,482	2,106,482	4,886	—

Total		$318,502	$5,993,970	$4,198,646	$—	$—		$2,113,826	$5,199	$—

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.0%
AGL Energy, Ltd.	28,993	$482,143
Amcor, Ltd.	11,776	127,995
Aristocrat Leisure, Ltd.	11,077	204,428
ASX, Ltd.	4,727	203,265
Australia & New Zealand Banking Group, Ltd.	22,684	467,358
BHP Billiton PLC	11,909	234,485
BHP Billiton, Ltd.	16,833	364,241
Brambles, Ltd.	33,116	253,508
Caltex Australia, Ltd.	5,481	132,012
Cochlear, Ltd.	2,255	314,148
Commonwealth Bank of Australia	15,664	868,810
CSL, Ltd.	15,269	1,820,761
Dexus REIT	31,237	223,310
Goodman Group REIT	18,315	118,429
GPT Group REIT	41,624	151,337
Insurance Australia Group, Ltd.	30,445	174,679
LendLease Group	11,057	146,811
Macquarie Group, Ltd.	1,918	151,387
Medibank Pvt, Ltd.	102,957	229,022
Mirvac Group REIT	92,705	152,885
National Australia Bank, Ltd.	18,433	402,821
Newcrest Mining, Ltd.	17,348	260,281
QBE Insurance Group, Ltd.	13,073	96,566
Ramsay Health Care, Ltd. (a)	2,160	103,254
REA Group, Ltd.	2,478	150,558
Scentre Group REIT	99,811	293,225
SEEK, Ltd.	9,699	138,377
Sonic Healthcare, Ltd.	24,136	423,589
Stockland REIT	49,381	152,647
Suncorp Group, Ltd.	12,501	127,916
Tabcorp Holdings, Ltd.	18,086	60,902
Telstra Corp., Ltd.	276,176	665,180
Transurban Group Stapled Security	50,055	438,467
Vicinity Centres REIT	138,068	255,231
Wesfarmers, Ltd.	24,205	771,621
Westfield Corp. REIT	46,778	305,707
Westpac Banking Corp.	22,454	492,932
Woodside Petroleum, Ltd.	7,620	170,905
Woolworths, Ltd.	31,295	631,087

		12,762,280

AUSTRIA — 0.1%
OMV AG	3,205	186,362

BELGIUM — 1.1%
Ageas	2,403	124,006
Anheuser-Busch InBev SA	4,003	439,534
Colruyt SA	9,530	526,484
Groupe Bruxelles Lambert SA	5,682	648,487
KBC Group NV	1,760	153,076
Proximus SADP	18,028	559,393
Solvay SA	1,118	155,166
UCB SA	3,843	312,787

		2,918,933

Security Description	Shares	Value
CHILE — 0.0% (b)
Antofagasta PLC	1,193	$15,413

DENMARK — 3.9%
AP Moeller - Maersk A/S Class B	81	124,876
Carlsberg A/S Class B	1,198	142,474
Chr Hansen Holding A/S	8,004	688,030
Coloplast A/S Class B	8,249	694,936
Danske Bank A/S	30,390	1,130,180
DONG Energy A/S (c)	12,361	799,471
DSV A/S	8,293	648,975
Genmab A/S (d)	945	202,381
H Lundbeck A/S	6,077	338,697
ISS A/S	9,858	363,683
Novo Nordisk A/S Class B	61,488	3,018,146
Novozymes A/S Class B	6,249	322,095
Pandora A/S	2,887	309,520
TDC A/S (d)	33,355	275,826
Tryg A/S	14,994	347,582
William Demant Holding A/S (d)	18,193	672,981

		10,079,853

FINLAND — 1.3%
Elisa Oyj (a)	10,822	489,388
Fortum Oyj (a)	7,287	156,385
Kone Oyj Class B	9,459	471,492
Neste Oyj (a)	2,642	183,908
Nokia Oyj	20,520	113,186
Nokian Renkaat Oyj	2,880	130,699
Orion Oyj Class B	7,444	227,685
Sampo Oyj Class A	19,381	1,078,805
UPM-Kymmene Oyj	4,096	151,628
Wartsila Oyj Abp	11,052	243,982

		3,247,158

FRANCE — 7.6%
Aeroports de Paris	3,367	732,940
Air Liquide SA	7,444	910,740
Airbus SE	4,378	505,046
Atos SE	1,040	142,102
AXA SA	19,872	527,895
BNP Paribas SA	13,231	979,095
Bureau Veritas SA	6,007	155,955
Capgemini SE	1,198	149,104
Carrefour SA (a)	5,771	119,592
Casino Guichard Perrachon SA (a)	2,076	101,642
Cie de Saint-Gobain	4,164	219,490
Cie Generale des Etablissements Michelin SCA	4,004	590,426
Credit Agricole SA	23,002	373,557
Danone SA	6,094	492,627
Dassault Systemes SE	6,354	862,718
Engie SA	15,389	256,544
Essilor International Cie Generale d’Optique SA	4,568	615,728
Eutelsat Communications SA	4,306	85,261
Hermes International	1,141	675,669
Iliad SA	640	132,234
Kering SA	561	268,251
Legrand SA	5,290	414,426

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
L’Oreal SA	7,997	$1,803,268
LVMH Moet Hennessy Louis Vuitton SE	5,844	1,798,249
Orange SA	12,991	220,243
Pernod Ricard SA	878	146,044
Publicis Groupe SA	3,115	216,757
Renault SA	1,920	232,589
Safran SA	1,598	168,977
Sanofi	8,444	678,443
Schneider Electric SE	3,047	267,336
SCOR SE	13,584	555,651
SEB SA	961	183,429
Societe BIC SA	721	71,692
Societe Generale SA	11,534	626,414
Sodexo SA	3,845	387,287
Thales SA	5,848	711,593
TOTAL SA	21,329	1,210,058
Unibail-Rodamco SE REIT (a)	456	104,115
Unibail-Rodamco SE REIT	24	5,480
Valeo SA	5,446	359,268
Vinci SA	2,967	291,552
Vivendi SA	8,304	214,466

		19,563,953

GERMANY — 8.7%
adidas AG	4,003	968,126
Allianz SE	3,207	723,354
BASF SE	19,872	2,015,533
Bayer AG	18,620	2,101,974
Bayerische Motoren Werke AG	2,807	304,311
Beiersdorf AG	6,510	736,742
Commerzbank AG (d)	21,979	285,014
Continental AG	2,880	794,464
Covestro AG (c)	2,098	206,057
Daimler AG	10,896	924,229
Deutsche Bank AG	23,496	327,283
Deutsche Boerse AG	2,132	289,998
Deutsche Lufthansa AG	6,568	209,534
Deutsche Post AG	22,124	966,471
Deutsche Telekom AG	17,709	288,577
E.ON SE	26,261	291,320
Fresenius Medical Care AG & Co. KGaA	6,567	670,182
Fresenius SE & Co. KGaA	4,733	361,244
Fuchs Petrolub SE Preference Shares	2,160	117,151
GEA Group AG	3,285	139,584
Hannover Rueck SE	1,438	196,129
HeidelbergCement AG	1,200	117,741
Henkel AG & Co. KGaA Preference Shares	3,507	460,853
Henkel AG & Co. KGaA	5,446	685,181
HUGO BOSS AG	2,000	174,048
Infineon Technologies AG	8,249	220,553
Innogy SE (c)	9,396	444,547
Linde AG (d)	952	200,327
MAN SE	4,163	485,107
Merck KGaA	2,563	245,549
METRO AG	5,183	91,726

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,603	$836,823
Porsche Automobil Holding SE Preference Shares	3,513	291,631
ProSiebenSat.1 Media SE	4,324	149,858
RWE AG (d)	10,825	267,061
SAP SE	22,447	2,345,720
Siemens AG	4,163	530,009
ThyssenKrupp AG	6,325	164,833
TUI AG	13,821	296,250
Uniper SE	14,051	427,696
United Internet AG	2,467	155,039
Volkswagen AG Preference Shares	3,913	776,626

		22,284,455

HONG KONG — 5.4%
AIA Group, Ltd.	240,823	2,037,466
Bank of East Asia, Ltd.	32,471	129,498
BOC Hong Kong Holdings, Ltd.	40,036	194,867
CK Asset Holdings, Ltd.	38,120	319,840
CK Hutchison Holdings, Ltd.	38,000	454,646
CK Infrastructure Holdings, Ltd.	80,000	653,900
CLP Holdings, Ltd.	119,500	1,216,576
Galaxy Entertainment Group, Ltd.	48,000	435,763
Hang Seng Bank, Ltd.	64,029	1,481,552
HK Electric Investments & HK Electric Investments, Ltd. (a) (c)	359,040	347,681
HKT Trust & HKT, Ltd.	400,540	503,718
Hong Kong & China Gas Co., Ltd.	312,066	640,967
Hong Kong Exchanges & Clearing, Ltd.	30,797	1,001,414
Jardine Matheson Holdings, Ltd.	1,800	110,916
Jardine Strategic Holdings, Ltd.	2,600	99,684
Li & Fung, Ltd.	240,000	117,427
Link REIT	40,000	341,475
MTR Corp., Ltd.	160,167	861,212
New World Development Co., Ltd.	165,567	233,743
PCCW, Ltd.	400,000	231,388
Power Assets Holdings, Ltd.	80,000	713,021
Sands China, Ltd.	64,000	344,125
Sun Hung Kai Properties, Ltd.	10,000	157,996
Swire Pacific, Ltd. Class A	38,000	383,229
Techtronic Industries Co., Ltd.	40,000	233,172
WH Group, Ltd. (c)	226,000	240,735
Yue Yuen Industrial Holdings, Ltd.	80,500	319,505

		13,805,516

IRELAND — 0.7%
CRH PLC	4,095	138,849
Kerry Group PLC Class A	10,336	1,047,447
Paddy Power Betfair PLC	1,280	131,368
Ryanair Holdings PLC ADR (d)	4,599	564,987

		1,882,651

ISRAEL — 0.9%
Azrieli Group, Ltd.	3,426	164,037
Bank Hapoalim BM	84,039	575,444
Bank Leumi Le-Israel BM	91,550	550,471

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Bezeq The Israeli Telecommunication Corp., Ltd.	75,569	$96,429
Check Point Software Technologies, Ltd. (d)	4,193	416,533
Mizrahi Tefahot Bank, Ltd.	19,473	371,783
Teva Pharmaceutical Industries, Ltd. ADR	600	10,254
Teva Pharmaceutical Industries, Ltd.	12,568	213,211

		2,398,162

ITALY — 0.9%
Assicurazioni Generali SpA	16,429	315,706
Enel SpA	85,297	521,366
Eni SpA	16,149	283,772
Ferrari NV	1,174	140,833
Intesa Sanpaolo SpA	100,846	366,309
Luxottica Group SpA	2,960	183,838
Snam SpA	42,407	194,692
Telecom Italia SpA/Milano	174,517	145,176
UniCredit SpA (d)	14,200	296,676

		2,448,368

JAPAN — 24.3%
ABC-Mart, Inc.	6,500	425,388
Aeon Co., Ltd.	8,000	141,382
Ajinomoto Co., Inc.	8,100	146,120
ANA Holdings, Inc.	14,800	568,203
Aozora Bank, Ltd.	6,100	242,623
Asahi Group Holdings, Ltd.	8,000	428,021
Astellas Pharma, Inc.	87,900	1,335,650
Benesse Holdings, Inc.	8,000	287,353
Bridgestone Corp.	21,100	918,202
Canon, Inc.	40,000	1,448,049
Central Japan Railway Co.	2,300	435,346
Chubu Electric Power Co., Inc.	8,000	114,114
Concordia Financial Group, Ltd.	15,300	85,312
Daicel Corp.	7,200	78,127
Dai-ichi Life Holdings, Inc.	15,408	281,792
Daiichi Sankyo Co., Ltd.	15,906	528,704
Daito Trust Construction Co., Ltd.	5,100	863,667
Daiwa House Industry Co., Ltd.	8,100	307,701
Daiwa House REIT Investment Corp.	31	74,738
Denso Corp.	7,000	380,574
Disco Corp.	500	104,937
East Japan Railway Co.	8,000	742,605
Eisai Co., Ltd.	7,000	446,657
FamilyMart UNY Holdings Co., Ltd.	7,000	579,878
Fujitsu, Ltd.	13,000	78,110
Hitachi, Ltd.	74,000	530,977
Honda Motor Co., Ltd.	17,300	592,283
Hoya Corp.	8,100	404,353
Inpex Corp.	7,800	95,089
Isuzu Motors, Ltd.	9,800	148,267
ITOCHU Corp. (a)	22,514	434,297
Japan Airlines Co., Ltd.	16,000	645,266
Japan Exchange Group, Inc.	16,006	295,738
Japan Post Bank Co., Ltd. (a)	15,700	211,548

Security Description	Shares	Value
Japan Post Holdings Co., Ltd.	12,300	$148,618
Japan Prime Realty Investment Corp. REIT	80	289,610
Japan Real Estate Investment Corp. REIT	75	388,575
Japan Retail Fund Investment Corp. REIT	240	464,880
Japan Tobacco, Inc.	29,400	839,013
JFE Holdings, Inc.	9,500	189,151
JXTG Holdings, Inc.	54,882	329,034
Kajima Corp.	72,000	668,209
Kakaku.com, Inc.	8,000	139,238
Kansai Electric Power Co., Inc.	8,400	108,920
Kao Corp.	16,000	1,193,343
KDDI Corp.	55,818	1,419,987
Keikyu Corp. (a)	22,300	388,966
Keyence Corp.	1,800	1,108,604
Kirin Holdings Co., Ltd.	26,100	690,478
Koito Manufacturing Co., Ltd. (a)	1,600	110,277
Komatsu, Ltd.	8,000	263,658
Konami Holdings Corp.	1,600	80,038
Kubota Corp.	8,000	138,787
Kyowa Hakko Kirin Co., Ltd.	8,000	172,036
Kyushu Railway Co. (a)	14,719	456,725
Lawson, Inc. (a)	6,300	428,886
M3, Inc. (a)	7,600	344,448
Marubeni Corp.	55,800	402,274
Mazda Motor Corp. (a)	8,000	106,027
McDonald’s Holdings Co. Japan, Ltd.	8,000	376,869
MEIJI Holdings Co., Ltd.	7,000	535,120
MISUMI Group, Inc. (a)	6,300	171,495
Mitsubishi Chemical Holdings Corp.	24,000	230,183
Mitsubishi Corp.	16,500	438,371
Mitsubishi Electric Corp.	8,100	129,440
Mitsubishi Heavy Industries, Ltd. (a)	4,300	164,116
Mitsubishi Tanabe Pharma Corp.	24,113	484,301
Mitsubishi UFJ Financial Group, Inc.	175,700	1,150,352
Mitsui & Co., Ltd.	24,300	413,568
Mizuho Financial Group, Inc. (a)	600,800	1,081,835
MS&AD Insurance Group Holdings, Inc.	8,000	246,432
Murata Manufacturing Co., Ltd.	1,500	204,372
Nagoya Railroad Co., Ltd.	14,600	369,839
NH Foods, Ltd.	4,500	183,850
Nippon Building Fund, Inc. REIT	53	293,032
Nippon Prologis REIT, Inc.	161	348,341
Nippon Steel & Sumitomo Metal Corp.	10,200	221,360
Nippon Telegraph & Telephone Corp.	32,000	1,474,979
Nippon Yusen KK	3,600	69,766
Nissan Motor Co., Ltd. (a)	24,016	247,160
Nissin Foods Holdings Co., Ltd.	8,000	552,139
Nitori Holdings Co., Ltd.	5,400	938,590
Nitto Denko Corp.	5,700	424,056

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Nomura Holdings, Inc.	32,800	$188,504
Nomura Real Estate Master Fund, Inc.	399	554,135
Nomura Research Institute, Ltd.	4,700	218,980
NTT DOCOMO, Inc.	66,322	1,677,226
Obayashi Corp.	16,900	183,699
Oracle Corp. Japan	7,100	580,150
Oriental Land Co., Ltd.	9,900	1,004,429
ORIX Corp.	14,600	257,885
Osaka Gas Co., Ltd. (a)	14,800	291,825
Otsuka Corp.	14,600	735,834
Otsuka Holdings Co., Ltd.	15,900	791,337
Panasonic Corp.	16,900	238,920
Park24 Co., Ltd. (a)	8,000	216,794
Recruit Holdings Co., Ltd.	48,905	1,206,645
Resona Holdings, Inc.	40,500	215,124
Ricoh Co., Ltd. (a)	8,700	84,832
Ryohin Keikaku Co., Ltd.	600	198,590
Sankyo Co., Ltd.	8,000	278,326
Santen Pharmaceutical Co., Ltd.	16,000	264,786
Secom Co., Ltd.	8,000	588,999
Sekisui House, Ltd.	8,000	145,331
Seven & i Holdings Co., Ltd.	7,900	336,651
Shimamura Co., Ltd.	1,300	161,110
Shimano, Inc.	800	114,716
Shionogi & Co., Ltd. (a)	7,400	381,655
SMC Corp.	700	280,329
SoftBank Group Corp.	7,600	557,834
Sompo Holdings, Inc.	2,700	107,670
Sony Corp.	7,700	369,976
Start Today Co., Ltd.	6,600	169,360
Subaru Corp.	16,100	528,189
Sumitomo Corp.	16,112	266,488
Sumitomo Electric Industries, Ltd.	8,100	122,357
Sumitomo Mitsui Financial Group, Inc.	22,900	958,419
Sumitomo Mitsui Trust Holdings, Inc.	6,700	271,087
Suntory Beverage & Food, Ltd.	15,787	764,486
Suzuki Motor Corp. (a)	1,100	58,987
Sysmex Corp.	7,000	627,927
T&D Holdings, Inc.	6,900	108,577
Taisei Corp.	7,000	354,114
Taisho Pharmaceutical Holdings Co., Ltd.	7,200	707,475
Takeda Pharmaceutical Co., Ltd.	22,800	1,097,659
Terumo Corp.	7,900	407,071
Tobu Railway Co., Ltd.	14,000	423,883
Tohoku Electric Power Co., Inc. (a)	8,000	107,945
Tokio Marine Holdings, Inc.	7,800	350,065
Tokyo Electric Power Co. Holdings, Inc. (d)	63,000	244,654
Tokyo Gas Co., Ltd.	10,708	283,734
Toray Industries, Inc.	71,500	672,981
Toshiba Corp. (d)	29,000	83,441
Tosoh Corp.	5,300	102,910
Toyo Suisan Kaisha, Ltd.	15,900	624,936
Toyota Motor Corp.	30,800	1,981,510

Security Description	Shares	Value
Toyota Tsusho Corp.	7,100	$236,667
Trend Micro, Inc.	1,500	87,024
Tsuruha Holdings, Inc.	800	114,264
Unicharm Corp.	7,606	218,060
United Urban Investment Corp. REIT	320	500,085
USS Co., Ltd.	16,000	324,062
West Japan Railway Co.	7,100	499,036
Yahoo! Japan Corp. (a)	32,000	148,641
Yamada Denki Co., Ltd. (a)	58,900	355,006
Yamato Holdings Co., Ltd. (a)	12,200	303,939

		62,357,750

LUXEMBOURG — 0.3%
ArcelorMittal (d)	7,128	225,296
RTL Group SA	4,731	392,453
SES SA (a)	7,275	98,284

		716,033

MEXICO — 0.0% (b)
Fresnillo PLC	539	9,591

NETHERLANDS — 2.6%
Aegon NV	30,076	202,552
Akzo Nobel NV	1,779	167,900
ASML Holding NV	9,590	1,888,851
Boskalis Westminster	3,036	88,865
EXOR NV	2,887	204,939
Heineken NV	1,278	137,214
ING Groep NV	27,979	471,417
Koninklijke Ahold Delhaize NV	14,062	332,774
Koninklijke DSM NV	2,214	219,574
Koninklijke KPN NV	29,749	89,162
Koninklijke Philips NV	5,714	219,008
NN Group NV	11,869	526,079
Randstad Holding NV (a)	2,068	135,865
Royal Dutch Shell PLC Class A	37,693	1,180,980
Royal Dutch Shell PLC Class B	23,123	738,589
Wolters Kluwer NV	3,285	174,490

		6,778,259

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	35,176	155,301
Meridian Energy, Ltd.	61,808	127,300
Ryman Healthcare, Ltd.	18,754	143,273
Spark New Zealand, Ltd.	94,415	227,491

		653,365

NORWAY — 0.4%
DNB ASA	11,136	215,814
Gjensidige Forsikring ASA	5,450	99,685
Statoil ASA	14,471	340,350
Telenor ASA	9,697	218,619
Yara International ASA	2,476	104,421

		978,889

PORTUGAL — 0.1%
EDP - Energias de Portugal SA	31,675	120,295
Jeronimo Martins SGPS SA	6,807	123,941

		244,236

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 2.4%
ComfortDelGro Corp., Ltd.	80,000	$125,067
DBS Group Holdings, Ltd.	69,703	1,461,780
Keppel Corp., Ltd.	38,811	229,971
Oversea-Chinese Banking Corp., Ltd.	159,602	1,560,358
SATS, Ltd.	40,400	158,051
Singapore Airlines, Ltd.	80,000	661,328
Singapore Press Holdings, Ltd. (a)	80,000	153,741
Singapore Technologies Engineering, Ltd.	80,000	219,019
Singapore Telecommunications, Ltd.	408,400	1,049,575
StarHub, Ltd. (a)	80,000	140,319
United Overseas Bank, Ltd.	16,075	337,118

		6,096,327

SOUTH AFRICA — 0.1%
Investec PLC	4,878	37,608
Mediclinic International PLC (a)	1,618	13,641
Mondi PLC	8,581	230,517

		281,766

SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	4,434	172,592
Amadeus IT Group SA	11,776	868,674
Banco Bilbao Vizcaya Argentaria SA	67,622	534,667
Banco de Sabadell SA	67,732	138,362
Banco Santander SA	177,817	1,157,955
CaixaBank SA	37,668	179,374
Endesa SA	10,256	225,590
Iberdrola SA	40,992	301,073
Industria de Diseno Textil SA	27,329	854,717
Repsol SA	20,964	371,656
Telefonica SA	33,053	326,340

		5,131,000

SWEDEN — 2.4%
Alfa Laval AB	7,033	165,563
Assa Abloy AB Class B	20,494	441,335
Atlas Copco AB Class A	21,959	947,078
Atlas Copco AB Class B	4,807	186,258
Boliden AB	5,520	192,793
Electrolux AB Class B	4,011	125,721
Essity AB Class B (d)	3,524	97,033
Hennes & Mauritz AB Class B (a)	35,255	526,964
Hexagon AB Class B	4,811	284,933
ICA Gruppen AB	4,244	149,696
Investor AB Class B	14,509	639,624
Kinnevik AB Class B	7,769	278,670
L E Lundbergforetagen AB Class B	2,727	194,721
Nordea Bank AB	23,813	253,348
Sandvik AB	11,137	202,731
Skandinaviska Enskilda Banken AB Class A	12,262	128,026
Skanska AB Class B	10,017	204,112
Svenska Handelsbanken AB Class A (a)	11,079	137,846

Security Description	Shares	Value
Swedbank AB Class A	5,924	$132,276
Swedish Match AB	5,852	263,783
Telefonaktiebolaget LM Ericsson Class B (a)	22,124	139,801
Telia Co. AB	67,798	317,424
Volvo AB Class B (a)	12,342	224,372

		6,234,108

SWITZERLAND — 11.5%
ABB, Ltd.	48,985	1,162,217
Adecco Group AG	4,004	284,327
Baloise Holding AG	2,000	305,138
Barry Callebaut AG	160	312,114
Chocoladefabriken Lindt & Spruengli AG	160	989,975
Cie Financiere Richemont SA	1,678	150,277
Coca-Cola HBC AG (d)	542	20,027
Credit Suisse Group AG (d)	26,873	448,725
EMS-Chemie Holding AG	240	151,128
Ferguson PLC	6,180	464,154
Geberit AG	1,118	493,153
Givaudan SA	399	906,667
Glencore PLC (d)	101,127	501,904
Julius Baer Group, Ltd. (d)	5,428	332,958
Kuehne + Nagel International AG	6,967	1,093,505
LafargeHolcim, Ltd. (d) (e)	1,280	69,908
LafargeHolcim, Ltd. (d) (e)	1,520	82,776
Nestle SA	73,910	5,836,544
Novartis AG	25,420	2,050,908
Partners Group Holding AG	1,041	771,836
Roche Holding AG	22,384	5,121,485
Schindler Holding AG (e)	1,118	240,505
Schindler Holding AG (e)	958	200,084
SGS SA	160	392,314
Sika AG	78	609,680
Sonova Holding AG	5,710	905,157
Straumann Holding AG	147	92,412
Swatch Group AG	480	211,228
Swiss Life Holding AG (d)	880	312,723
Swiss Prime Site AG (d)	7,127	688,065
Swiss Re AG	14,669	1,490,184
Swisscom AG	2,318	1,146,413
UBS Group AG (d)	28,219	494,923
Vifor Pharma AG	800	123,016
Zurich Insurance Group AG (d)	3,040	994,921

		29,451,351

UNITED KINGDOM — 17.5%
3i Group PLC	30,971	373,202
Admiral Group PLC	12,210	315,844
Anglo American PLC (a)	10,606	247,125
Ashtead Group PLC	11,846	322,381
Associated British Foods PLC	7,566	264,384
AstraZeneca PLC	43,863	3,012,251
Auto Trader Group PLC (c)	1,504	7,397
Aviva PLC	27,589	191,923
Babcock International Group PLC	6,874	64,491
BAE Systems PLC	145,031	1,182,855
Barclays PLC	243,336	704,891

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Barratt Developments PLC	23,980	$178,422
Berkeley Group Holdings PLC	4,083	217,020
BP PLC	133,491	897,449
British American Tobacco PLC	17,862	1,035,097
British Land Co. PLC REIT	5,739	51,685
BT Group PLC	305,596	975,270
Bunzl PLC	9,031	265,409
Burberry Group PLC	11,044	262,753
Capita PLC	5,258	10,625
Carnival PLC	5,135	329,915
Centrica PLC	186,054	371,137
CNH Industrial NV	10,982	135,467
Cobham PLC (d)	37,502	64,655
Compass Group PLC	91,262	1,863,365
ConvaTec Group PLC (c)	2,654	7,413
Croda International PLC	3,542	226,971
DCC PLC	423	38,926
Diageo PLC	81,600	2,760,980
Direct Line Insurance Group PLC	79,379	424,588
easyJet PLC	1,276	28,720
Experian PLC	22,451	484,224
Fiat Chrysler Automobiles NV	21,641	439,204
G4S PLC	8,924	31,059
GKN PLC	59,171	384,314
GlaxoSmithKline PLC	56,828	1,111,273
Hammerson PLC REIT (a)	4,204	31,645
Hargreaves Lansdown PLC	7,761	177,787
HSBC Holdings PLC	205,007	1,913,583
IMI PLC	7,717	116,914
Imperial Brands PLC	32,542	1,107,467
InterContinental Hotels Group PLC	302	18,081
International Consolidated Airlines Group SA	5,319	45,922
Intertek Group PLC	3,950	258,213
ITV PLC	104,428	211,168
J Sainsbury PLC	29,595	99,140
John Wood Group PLC	1,668	12,635
Johnson Matthey PLC	4,949	211,190
Kingfisher PLC	88,952	364,987
Land Securities Group PLC REIT	5,038	66,228
Legal & General Group PLC	156,968	567,662
Lloyds Banking Group PLC	433,592	393,290
London Stock Exchange Group PLC	6,414	371,239
Marks & Spencer Group PLC	47,096	178,511
Meggitt PLC	5,098	30,880
Merlin Entertainments PLC (c)	3,457	16,808
Micro Focus International PLC	580	8,029
National Grid PLC	90,980	1,023,822
Next PLC	4,035	269,374
Old Mutual PLC	31,251	104,907
Pearson PLC	8,971	94,258
Persimmon PLC	9,033	320,589
Prudential PLC	11,486	286,562
Randgold Resources, Ltd.	4,545	375,020
Reckitt Benckiser Group PLC	25,672	2,173,005
RELX NV	27,567	570,592
RELX PLC	60,322	1,239,679
Rio Tinto PLC	31,265	1,583,732

Security Description	Shares	Value
Rio Tinto, Ltd.	9,297	$518,443
Rolls-Royce Holdings PLC (d)	8,601	105,163
Royal Bank of Scotland Group PLC (d)	26,670	96,824
Royal Mail PLC	58,947	447,192
RSA Insurance Group PLC	5,362	47,387
Sage Group PLC	28,524	255,766
Schroders PLC	2,912	130,392
Segro PLC REIT	3,139	26,473
Severn Trent PLC	2,640	68,291
Shire PLC	3,775	189,078
Sky PLC	22,615	411,623
Smith & Nephew PLC	44,613	832,981
Smiths Group PLC	8,988	190,828
SSE PLC	44,505	796,627
St James’s Place PLC	1,031	15,714
Standard Chartered PLC	32,005	319,978
Standard Life Aberdeen PLC	15,163	76,511
Taylor Wimpey PLC	91,027	235,721
Tesco PLC	82,137	237,242
Travis Perkins PLC	6,094	105,491
Unilever NV	43,559	2,457,304
Unilever PLC	36,628	2,032,405
United Utilities Group PLC	7,486	75,127
Vodafone Group PLC	356,605	971,577
Weir Group PLC	747	20,900
Whitbread PLC	4,519	234,552
Wm Morrison Supermarkets PLC	24,261	72,661
WPP PLC	30,405	483,035

		44,980,890

TOTAL COMMON STOCKS (Cost $239,556,739)		255,506,669

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	228,183	228,183
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	6,204,945	6,204,945

TOTAL SHORT-TERM INVESTMENTS (Cost $6,433,128)		6,433,128

TOTAL INVESTMENTS — 101.9% (Cost $245,989,867)		261,939,797
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(4,904,394)

NET ASSETS — 100.0%		$257,035,403

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$12,762,280	$—	$—	$12,762,280
Austria	186,362	—	—	186,362
Belgium	2,918,933	—	—	2,918,933
Chile	15,413	—	—	15,413
Denmark	10,079,853	—	—	10,079,853
Finland	3,247,158	—	—	3,247,158
France	19,563,953	—	—	19,563,953
Germany	22,284,455	—	—	22,284,455
Hong Kong	13,805,516	—	—	13,805,516
Ireland	1,882,651	—	—	1,882,651
Israel	2,398,162	—	—	2,398,162
Italy	2,448,368	—	—	2,448,368
Japan	62,357,750	—	—	62,357,750
Luxembourg	716,033	—	—	716,033
Mexico	9,591	—	—	9,591
Netherlands	6,778,259	—	—	6,778,259
New Zealand	653,365	—	—	653,365
Norway	978,889	—	—	978,889
Portugal	244,236	—	—	244,236
Singapore	6,096,327	—	—	6,096,327
South Africa	281,766	—	—	281,766
Spain	5,131,000	—	—	5,131,000
Sweden	6,234,108	—	—	6,234,108
Switzerland	29,451,351	—	—	29,451,351
United Kingdom	44,980,890	—	—	44,980,890
Short-Term Investments	6,433,128	—	—	6,433,128

TOTAL INVESTMENTS	$261,939,797	$—	$—	$261,939,797

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	152,020	$152,020	$2,949,375	$2,873,212	$—	$—	228,183	$228,183	$1,651	$—
State Street Navigator Securities Lending Government Money Market Portfolio	666,545	666,545	21,920,591	16,382,191	—	—	6,204,945	6,204,945	15,935	—

Total		$818,565	$24,869,966	$19,255,403	$—	$—		$6,433,128	$17,586	$—

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 93.3%
BRAZIL — 7.1%
Ambev SA	26,285	$190,360
B3 SA - Brasil Bolsa Balcao	11,600	93,153
Banco Bradesco SA Preference Shares	20,809	247,309
Banco do Brasil SA	4,904	60,540
BB Seguridade Participacoes SA	4,205	37,032
BRF SA (a)	4,205	28,884
CCR SA	5,593	21,035
Cia de Saneamento Basico do Estado de Sao Paulo	3,502	36,879
Cielo SA	7,001	43,583
Embraer SA	7,005	45,420
Equatorial Energia SA	2,103	45,241
Itau Unibanco Holding SA Preference Shares	16,113	248,754
Itausa - Investimentos Itau SA Preference Shares	25,365	105,242
Itausa - Investimentos Itau SA (b)	3	13
Itausa - Investimentos Itau SA (a) (b)	596	2,473
Kroton Educacional SA	8,406	34,397
Lojas Americanas SA Preference Shares	5,805	32,906
Lojas Renner SA	5,754	59,469
Raia Drogasil SA	1,401	31,531
Telefonica Brasil SA Preference Shares	3,502	53,105
Ultrapar Participacoes SA	2,103	44,874
Vale SA	17,801	226,074
WEG SA	6,305	42,892

		1,731,166

CHILE — 1.2%
Banco Santander Chile	817,790	68,939
Cencosud SA	11,469	35,116
Empresas CMPC SA	19,401	73,909
Enel Americas SA	209,900	49,028
SACI Falabella	6,901	66,582

		293,574

CHINA — 30.2%
58.com, Inc. ADR (a)	780	62,291
AAC Technologies Holdings, Inc.	2,000	36,084
Agricultural Bank of China, Ltd. Class H	85,000	48,303
Alibaba Group Holding, Ltd. ADR (a) (c)	5,590	1,025,989
Anhui Conch Cement Co., Ltd. Class H	14,000	76,259
Baidu, Inc. ADR (a)	1,403	313,136
Bank of China, Ltd. Class H	370,000	198,948
Bank of Communications Co., Ltd. Class H	50,000	39,180
Beijing Enterprises Holdings, Ltd.	7,000	36,568
Beijing Enterprises Water Group, Ltd.	56,000	31,253
Brilliance China Automotive Holdings, Ltd.	28,000	58,438

Security Description	Shares	Value
Byd Co., Ltd. Class H	7,000	$54,585
CGN Power Co., Ltd. Class H (d)	120,000	31,039
China Cinda Asset Management Co., Ltd. Class H	99,000	35,950
China CITIC Bank Corp., Ltd. Class H	57,000	38,928
China Communications Construction Co., Ltd. Class H	35,000	35,944
China Conch Venture Holdings, Ltd.	17,500	53,403
China Construction Bank Corp. Class H	404,000	414,897
China Everbright International, Ltd.	28,000	39,244
China Evergrande Group (a)	24,000	75,532
China Galaxy Securities Co., Ltd. Class H	39,000	25,939
China Life Insurance Co., Ltd. Class H	35,000	96,327
China Longyuan Power Group Corp., Ltd. Class H	43,000	32,983
China Mengniu Dairy Co., Ltd.	21,000	71,977
China Merchants Bank Co., Ltd. Class H	14,000	57,350
China Merchants Port Holdings Co., Ltd.	14,981	33,023
China Minsheng Banking Corp., Ltd. Class H	32,000	31,110
China Mobile, Ltd.	32,000	293,363
China Overseas Land & Investment, Ltd.	14,000	48,609
China Pacific Insurance Group Co., Ltd. Class H	10,000	44,787
China Railway Group, Ltd. Class H	50,000	34,657
China Resources Beer Holdings Co., Ltd.	14,000	60,650
China Resources Gas Group, Ltd.	14,000	48,609
China Resources Land, Ltd.	14,000	50,928
China Taiping Insurance Holdings Co., Ltd.	17,000	56,210
China Telecom Corp., Ltd. Class H	70,000	30,860
China Unicom Hong Kong, Ltd. (a)	28,000	35,320
China Vanke Co., Ltd. Class H	14,200	64,773
CITIC Securities Co., Ltd. Class H	17,500	40,047
CITIC, Ltd.	21,000	29,380
Country Garden Holdings Co., Ltd.	65,000	133,838
CRRC Corp., Ltd. Class H	35,000	29,834
CSPC Pharmaceutical Group, Ltd.	28,000	74,386
Ctrip.com International, Ltd. ADR (a)	1,970	91,841
Fosun International, Ltd.	25,000	54,152
Geely Automobile Holdings, Ltd.	35,000	100,786
Great Wall Motor Co., Ltd. Class H (c)	32,000	32,088
Guangdong Investment, Ltd.	28,000	44,025
Haitong Securities Co., Ltd. Class H	20,000	26,452
Hengan International Group Co., Ltd.	3,500	32,421
Huaneng Power International, Inc. Class H	56,000	37,603

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Huatai Securities Co., Ltd. Class H (d)	17,000	$32,708
Industrial & Commercial Bank of China, Ltd. Class H	348,000	298,414
JD.com, Inc. ADR (a) (c)	3,618	146,493
Lenovo Group, Ltd. (c)	56,000	28,613
NetEase, Inc. ADR	397	111,315
New China Life Insurance Co., Ltd. Class H	7,800	36,325
New Oriental Education & Technology Group, Inc. ADR	751	65,825
PICC Property & Casualty Co., Ltd. Class H	28,000	49,020
Ping An Insurance Group Co. of China, Ltd. Class H	21,500	218,608
Semiconductor Manufacturing International Corp. (a) (c)	28,700	37,519
Shenzhou International Group Holdings, Ltd.	7,000	73,717
Sinopharm Group Co., Ltd. Class H	8,400	42,063
TAL Education Group ADR	2,937	108,933
Tencent Holdings, Ltd.	28,100	1,466,529
Vipshop Holdings, Ltd. ADR (a)	2,475	41,134
Want Want China Holdings, Ltd.	57,000	45,682
Zhuzhou CRRC Times Electric Co., Ltd. Class H	7,100	34,377

		7,387,574

COLOMBIA — 0.5%
Bancolombia SA Preference Shares	6,026	63,170
Grupo Argos SA	6,542	44,080
Grupo de Inversiones Suramericana SA Preference Shares	10	128
Grupo de Inversiones Suramericana SA	756	10,091

		117,469

EGYPT — 0.1%
Commercial International Bank Egypt SAE	6,167	31,136

GREECE — 0.1%
Piraeus Bank SA (a)	9,963	31,490

HONG KONG — 0.5%
Sino Biopharmaceutical, Ltd.	57,000	111,846

HUNGARY — 0.4%
OTP Bank PLC	1,552	69,824
Richter Gedeon Nyrt	1,702	35,571

		105,395

INDONESIA — 2.3%
Astra International Tbk PT	112,100	59,439
Bank Central Asia Tbk PT	66,600	112,713
Bank Mandiri Persero Tbk PT	105,000	58,535
Bank Negara Indonesia Persero Tbk PT	84,300	53,118
Bank Rakyat Indonesia Persero Tbk PT	315,400	82,473
Indofood Sukses Makmur Tbk PT	52,500	27,456
Kalbe Farma Tbk PT	263,100	28,665

Security Description	Shares	Value
Matahari Department Store Tbk PT	24,800	$19,725
Telekomunikasi Indonesia Persero Tbk PT	282,900	73,974
Unilever Indonesia Tbk PT	10,600	38,131

		554,229

MALAYSIA — 2.5%
CIMB Group Holdings Bhd	31,829	58,918
DiGi.Com Bhd	29,500	35,311
Genting Bhd	19,100	42,960
Genting Malaysia Bhd	31,500	39,497
IHH Healthcare Bhd	23,400	36,298
IJM Corp. Bhd	44,700	31,087
IOI Corp. Bhd	33,000	40,781
Malayan Banking Bhd	17,231	46,864
Maxis Bhd	24,800	36,418
Petronas Chemicals Group Bhd	22,000	46,355
Petronas Gas Bhd	7,100	32,710
Public Bank Bhd	12,000	74,457
Sime Darby Bhd	20,055	13,584
Tenaga Nasional Bhd	17,700	73,948

		609,188

MEXICO — 3.3%
Alfa SAB de CV Class A	21,738	27,736
America Movil SAB de CV Series L	161,981	153,076
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (c)	19,632	28,125
Cemex SAB de CV Series CPO (a)	75,117	49,506
Coca-Cola Femsa SAB de CV Series L	4,207	27,710
Fibra Uno Administracion SA de CV REIT	18,646	27,949
Fomento Economico Mexicano SAB de CV	9,114	82,794
Grupo Aeroportuario del Pacifico SAB de CV Class B	3,505	34,492
Grupo Bimbo SAB de CV Series A	12,622	27,507
Grupo Financiero Banorte SAB de CV Series O	11,219	68,303
Grupo Financiero Inbursa SAB de CV Series O	21,738	35,834
Grupo Mexico SAB de CV Series B	21,738	72,109
Grupo Televisa SAB Series CPO	12,622	39,989
Industrias Penoles SAB de CV	1,510	30,381
Kimberly-Clark de Mexico SAB de CV Class A (c)	15,427	28,769
Promotora y Operadora de Infraestructura SAB de CV	2,804	27,764
Wal-Mart de Mexico SAB de CV	21,892	55,481

		817,525

PERU — 0.7%
Credicorp, Ltd.	702	159,382

PHILIPPINES — 1.2%
Aboitiz Equity Ventures, Inc.	22,500	29,107
Ayala Corp.	2,050	37,246

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Ayala Land, Inc.	46,800	$36,864
BDO Unibank, Inc.	16,875	44,955
JG Summit Holdings, Inc.	23,830	28,636
SM Investments Corp.	2,550	44,815
SM Prime Holdings, Inc.	65,200	42,111
Universal Robina Corp.	9,680	28,199

		291,933

POLAND — 1.0%
Bank Pekao SA	1,219	43,880
KGHM Polska Miedz SA	2,532	64,178
Powszechna Kasa Oszczednosci Bank Polski SA (a)	5,980	70,601
Powszechny Zaklad Ubezpieczen SA	5,420	66,063

		244,722

QATAR — 0.6%
Ezdan Holding Group QSC	6,252	18,025
Industries Qatar QSC	1,184	34,167
Masraf Al Rayan QSC	3,642	35,340
Qatar Insurance Co. SAQ	1,923	19,800
Qatar National Bank QPSC	1,134	40,478

		147,810

RUSSIA — 1.5%
Magnit PJSC GDR	1,517	27,966
Mobile TeleSystems PJSC ADR	4,910	55,925
Sberbank of Russia PJSC ADR	13,325	248,245
VTB Bank PJSC GDR	16,374	32,060

		364,196

SOUTH AFRICA — 7.0%
AngloGold Ashanti, Ltd.	2,430	23,076
Aspen Pharmacare Holdings, Ltd.	1,830	40,073
Barclays Africa Group, Ltd.	3,375	54,034
Bid Corp., Ltd.	1,999	43,485
Bidvest Group, Ltd.	3,035	57,402
Discovery, Ltd.	4,537	65,286
FirstRand, Ltd. (c)	16,009	90,389
Fortress REIT, Ltd. Class B, (c)	15,778	15,846
Gold Fields, Ltd.	6,300	25,511
Growthpoint Properties, Ltd. REIT (c)	20,878	50,060
Life Healthcare Group Holdings, Ltd.	15,553	36,242
MTN Group, Ltd.	8,575	86,135
Naspers, Ltd. Class N	2,159	526,932
Nedbank Group, Ltd. (c)	2,326	56,054
Redefine Properties, Ltd. REIT	46,443	45,429
Remgro, Ltd.	2,567	48,096
Sanlam, Ltd. (c)	7,888	56,786
Sappi, Ltd.	6,417	41,268
Shoprite Holdings, Ltd.	2,659	56,682
SPAR Group, Ltd.	2,574	44,004
Standard Bank Group, Ltd. (c)	6,242	115,202
Steinhoff International Holdings NV	15,595	4,343
Tiger Brands, Ltd.	1,333	41,851
Vodacom Group, Ltd.	3,382	43,691

Security Description	Shares	Value
Woolworths Holdings, Ltd.	6,520	$33,016

		1,700,893

SOUTH KOREA — 16.1%
Amorepacific Corp.	191	55,012
AMOREPACIFIC Group	255	32,775
Celltrion, Inc. (a)	470	139,779
CJ CheilJedang Corp.	113	33,924
Coway Co., Ltd.	418	34,431
DB Insurance Co., Ltd.	560	34,675
E-MART, Inc.	241	61,160
GS Holdings Corp.	770	44,499
Hana Financial Group, Inc.	1,543	66,011
Hankook Tire Co., Ltd.	687	33,902
Hyundai Engineering & Construction Co., Ltd.	953	38,088
Hyundai Glovis Co., Ltd.	227	38,760
Hyundai Heavy Industries Co., Ltd. (a)	192	24,768
Hyundai Mobis Co., Ltd.	348	82,927
Hyundai Motor Co.	702	94,509
Hyundai Motor Co. Preference Shares	411	33,276
Hyundai Robotics Co., Ltd. (a)	12	4,796
Hyundai Steel Co.	806	39,018
Industrial Bank of Korea	3,224	47,185
Kangwon Land, Inc.	1,050	26,844
KB Financial Group, Inc.	2,032	117,432
Kia Motors Corp.	1,507	45,030
Korea Aerospace Industries, Ltd. (a)	560	26,243
Korea Electric Power Corp.	1,330	41,052
Korea Zinc Co., Ltd.	92	41,602
KT&G Corp.	638	59,856
LG Chem, Ltd.	288	104,295
LG Corp.	638	52,014
LG Display Co., Ltd.	1,330	32,255
LG Electronics, Inc.	799	81,707
LG Household & Health Care, Ltd.	57	63,743
Lotte Chemical Corp.	128	51,997
NAVER Corp.	149	109,873
NCSoft Corp.	142	54,621
POSCO	397	125,517
Samsung C&T Corp.	390	50,127
Samsung Electronics Co., Ltd. Preference Shares	79	150,084
Samsung Electronics Co., Ltd.	439	1,009,877
Samsung Fire & Marine Insurance Co., Ltd.	163	40,983
Samsung Life Insurance Co., Ltd.	370	40,093
Samsung SDI Co., Ltd.	432	77,411
Samsung SDS Co., Ltd.	255	60,407
Shinhan Financial Group Co., Ltd.	2,173	92,045
SK Holdings Co., Ltd.	248	69,451
SK Hynix, Inc.	3,082	232,184
SK Telecom Co., Ltd.	177	38,193
S-Oil Corp.	489	54,823
Woori Bank	3,434	46,392

		3,935,646

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
TAIWAN — 13.2%
Advanced Semiconductor Engineering, Inc.	35,312	$51,048
Asustek Computer, Inc.	7,000	65,182
AU Optronics Corp.	96,000	44,449
Catcher Technology Co., Ltd.	7,000	86,789
Cathay Financial Holding Co., Ltd.	34,000	60,404
Chang Hwa Commercial Bank, Ltd.	73,500	42,476
Cheng Shin Rubber Industry Co., Ltd.	14,000	22,735
China Development Financial Holding Corp.	142,000	50,163
China Life Insurance Co., Ltd.	34,980	36,291
China Steel Corp.	78,000	62,064
Chunghwa Telecom Co., Ltd.	13,000	49,714
Compal Electronics, Inc.	57,000	38,805
CTBC Financial Holding Co., Ltd.	78,000	55,911
Delta Electronics, Inc.	7,000	31,210
E.Sun Financial Holding Co., Ltd.	70,491	47,386
Far EasTone Telecommunications Co., Ltd.	14,000	36,972
First Financial Holding Co., Ltd.	72,000	50,005
Formosa Chemicals & Fibre Corp.	14,000	52,337
Formosa Petrochemical Corp.	14,000	56,899
Formosa Plastics Corp.	21,000	74,185
Foxconn Technology Co., Ltd.	14,000	37,500
Fubon Financial Holding Co., Ltd.	34,000	58,422
Hon Hai Precision Industry Co., Ltd.	78,000	240,765
Hua Nan Financial Holdings Co., Ltd.	73,500	44,115
Lite-On Technology Corp.	28,000	39,085
MediaTek, Inc.	6,000	68,114
Mega Financial Holding Co., Ltd.	50,000	42,957
Nan Ya Plastics Corp.	28,000	78,554
Pegatron Corp.	14,000	34,859
President Chain Store Corp.	7,000	70,343
Quanta Computer, Inc.	12,000	24,200
Siliconware Precision Industries Co., Ltd.	21,000	36,660
SinoPac Financial Holdings Co., Ltd.	123,975	43,795
Taishin Financial Holding Co., Ltd.	103,007	50,520
Taiwan Cement Corp.	28,000	35,100
Taiwan Cooperative Financial Holding Co., Ltd.	79,650	46,850
Taiwan Mobile Co., Ltd.	7,000	26,169
Taiwan Semiconductor Manufacturing Co., Ltd.	128,000	1,071,166
Uni-President Enterprises Corp.	28,000	65,590
United Microelectronics Corp.	99,000	51,950
Yuanta Financial Holding Co., Ltd.	99,000	45,329

		3,227,068

THAILAND — 2.1%
Advanced Info Service PCL NVDR	9,200	60,608
Airports of Thailand PCL NVDR	30,700	64,797
Bangkok Dusit Medical Services PCL NVDR	57,400	43,137

Security Description	Shares	Value
CP ALL PCL NVDR	29,100	$81,195
Kasikornbank PCL (e)	9,900	67,435
Minor International PCL NVDR	31,500	38,280
PTT Global Chemical PCL NVDR	21,300	64,540
Siam Cement PCL (e)	2,800	44,234
Siam Commercial Bank PCL NVDR	10,600	48,644

		512,870

TURKEY — 1.0%
Akbank Turk A/S	16,261	39,242
BIM Birlesik Magazalar A/S	2,188	39,409
Haci Omer Sabanci Holding A/S	11,564	30,593
Turkcell Iletisim Hizmetleri A/S	11,113	42,248
Turkiye Garanti Bankasi A/S	18,744	51,575
Turkiye Is Bankasi A/S Class C	24,410	43,935

		247,002

UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	21,129	37,967
Aldar Properties PJSC	50,062	29,031
DP World, Ltd.	1,891	42,547
Emaar Properties PJSC	20,010	31,598
Emirates Telecommunications Group Co. PJSC	7,154	34,377

		175,520

TOTAL COMMON STOCKS (Cost $19,817,886)		22,797,634

SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	1,195,895	1,195,895
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	434,013	434,013

TOTAL SHORT-TERM INVESTMENTS (Cost $1,629,908)		1,629,908

TOTAL INVESTMENTS — 100.0% (Cost $21,447,794)		24,427,542

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (i)		9,598

NET ASSETS — 100.0%		$24,437,140

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $111,669 representing 0.5% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.
(h)	Investment of cash collateral for securities loaned.
(i)	Amount is less than 0.05% of net assets.

ADR =American Depositary Receipt

GDR =Global Depositary Receipt

NVDR =Non Voting Depositary Receipt

REIT =Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
SGX NIFTY 50	80	04/26/2018	$1,617,197	$1,636,634	$19,437

During the period ended March 31, 2018, average notional value related to futures contracts was $1,566,171 or less than 0.5% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$1,731,166	$—	$—	$1,731,166
Chile	293,574	—	—	293,574
China	7,387,574	—	—	7,387,574
Colombia	117,469	—	—	117,469
Egypt	31,136	—	—	31,136
Greece	31,490	—	—	31,490
Hong Kong	111,846	—	—	111,846
Hungary	105,395	—	—	105,395
Indonesia	554,229	—	—	554,229
Malaysia	609,188	—	—	609,188
Mexico	817,525	—	—	817,525
Peru	159,382	—	—	159,382
Philippines	291,933	—	—	291,933
Poland	244,722	—	—	244,722
Qatar	147,810	—	—	147,810
Russia	364,196	—	—	364,196

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
South Africa	$1,700,893	$—	$—	$1,700,893
South Korea	3,935,646	—	—	3,935,646
Taiwan	3,227,068	—	—	3,227,068
Thailand	401,201	111,669	—	512,870
Turkey	247,002	—	—	247,002
United Arab Emirates	175,520	—	—	175,520
Short-Term Investments	1,629,908	—	—	1,629,908

TOTAL INVESTMENTS	$24,315,873	$111,669	$—	$24,427,542

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	19,437	—	—	19,437

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$24,335,310	$111,669	$—	$24,446,979

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	851,592	$851,592	$2,252,882	$1,908,579	$—	$—	1,195,895	$1,195,895	$7,371	$—
State Street Navigator Securities Lending Government Money Market Portfolio	172,291	172,291	1,038,024	776,302	—	—	434,013	434,013	1,465	—

Total		$1,023,883	$3,290,906	$2,684,881	$—	$—		$1,629,908	$8,836	$—

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.4%
BRAZIL – 5.4%
Ambev SA ADR	511,700	$3,720,060
Itausa - Investimentos Itau SA Preference Shares	433,691	1,799,434
Other Securities	1,303,483	11,702,064

		17,221,558

CHILE – 1.7%
Other Securities	4,300,163	5,614,528

CHINA – 25.3%
AAC Technologies Holdings, Inc.	109,500	1,975,613
Agricultural Bank of China, Ltd. Class H	4,040,000	2,295,835
Alibaba Group Holding, Ltd. ADR (a) (b)	12,009	2,204,132
Bank of China, Ltd. Class H	6,746,071	3,627,336
China Construction Bank Corp. Class H	5,094,394	5,231,810
China Huishan Dairy Holdings Co., Ltd. (a) (c)	1,072,393	—
China Mobile, Ltd.	740,997	6,793,157
China Petroleum & Chemical Corp. Class H	2,388,395	2,096,765
CSPC Pharmaceutical Group, Ltd.	958,000	2,545,048
Geely Automobile Holdings, Ltd.	492,000	1,416,765
Guangdong Investment, Ltd.	968,000	1,522,001
Industrial & Commercial Bank of China, Ltd. Class H	4,257,448	3,650,807
NetEase, Inc. ADR	11,007	3,086,253
PetroChina Co., Ltd. Class H	2,240,000	1,538,371
Shenzhou International Group Holdings, Ltd.	146,000	1,537,518
Sunny Optical Technology Group Co., Ltd.	86,693	1,600,578
Tencent Holdings, Ltd.	136,678	7,133,176
Yum China Holdings, Inc.	64,362	2,671,023
Other Securities	19,815,308	30,322,005

		81,248,193

COLOMBIA – 0.4%
Other Securities	209,928	1,154,439

CZECH REPUBLIC – 0.3%
Other Securities	109,544	1,104,488

EGYPT – 0.3%
Other Security	193,077	980,831

GREECE – 0.6%
Other Securities	738,417	1,804,234

HONG KONG – 0.9%
Hanergy Thin Film Power Group, Ltd. (a) (c)	598,000	—
Other Securities	2,249,925	3,043,190

		3,043,190

HUNGARY – 0.4%
Other Securities	71,653	1,198,467

Security Description	Shares	Value
INDIA – 9.8%
HCL Technologies, Ltd.	117,425	$1,743,865
Hindustan Unilever, Ltd.	101,904	2,083,259
Infosys, Ltd. ADR (b)	165,681	2,957,406
Infosys, Ltd.	100,407	1,742,375
Tata Consultancy Services, Ltd.	79,950	3,492,542
Other Securities	2,484,248	19,320,154

		31,339,601

INDONESIA – 4.1%
Bank Central Asia Tbk PT	1,946,925	3,294,959
Bank Rakyat Indonesia Persero Tbk PT	6,661,500	1,741,885
Telekomunikasi Indonesia Persero Tbk PT	8,018,275	2,096,662
Unilever Indonesia Tbk PT	419,400	1,508,682
Other Securities	15,741,869	4,568,272

		13,210,460

MALAYSIA – 3.7%
Malayan Banking Bhd	614,399	1,671,013
Public Bank Bhd	370,511	2,298,931
Other Securities	3,772,069	7,850,273

		11,820,217

MEXICO – 2.0%
Wal-Mart de Mexico SAB de CV	801,824	2,032,069
Other Securities	1,710,678	4,285,277

		6,317,346

PAKISTAN – 0.1%
Other Securities	163,105	409,785

PERU – 0.5%
Credicorp, Ltd.	6,810	1,546,143
Other Securities	2,571	71,251

		1,617,394

PHILIPPINES – 1.5%
Other Securities	3,150,104	4,690,661

POLAND – 1.0%
Other Securities	453,709	3,348,162

QATAR – 0.8%
Other Securities	162,997	2,621,216

ROMANIA – 0.1%
Other Security	24,874	241,419

RUSSIA – 3.7%
Gazprom PJSC ADR	457,553	2,226,453
LUKOIL PJSC ADR	21,698	1,494,992
Sberbank of Russia PJSC ADR	87,280	1,626,026
Tatneft PJSC ADR	24,499	1,546,377
Other Securities	64,723,064	4,979,056

		11,872,904

SOUTH AFRICA – 5.0%
FirstRand, Ltd. (b)	363,615	2,053,030
Vodacom Group, Ltd.	119,159	1,539,375
Other Securities	1,621,021	12,522,158

		16,114,563

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA – 11.7%
KT&G Corp.	20,621	$1,934,609
NAVER Corp.	3,542	2,611,889
Samsung Electronics Co., Ltd. GDR (d)	3,218	3,687,828
Samsung Electronics Co., Ltd.	740	1,702,299
SK Hynix, Inc.	20,260	1,526,295
Other Securities	534,522	25,963,728

		37,426,648

TAIWAN – 14.5%
Chunghwa Telecom Co., Ltd.	739,540	2,828,093
Far EasTone Telecommunications Co., Ltd.	604,449	1,596,274
Hon Hai Precision Industry Co., Ltd.	1,973,163	6,090,636
President Chain Store Corp.	148,000	1,487,259
Taiwan Cooperative Financial Holding Co., Ltd.	2,648,165	1,557,637
Taiwan Mobile Co., Ltd.	529,542	1,979,630
Taiwan Semiconductor Manufacturing Co., Ltd.	1,123,495	9,401,954
Other Securities	15,966,627	21,501,672

		46,443,155

THAILAND – 3.7%
Other Securities	9,774,796	11,860,156

TURKEY – 0.8%
Other Securities	827,691	2,721,957

UNITED ARAB EMIRATES – 1.1%
Other Securities	1,347,350	3,634,010

TOTAL COMMON STOCKS (Cost $278,424,508)		319,059,582

RIGHTS - 0.0% (e)
SOUTH KOREA – 0.0% (e)
Other Security (cost $0)	4,217	8,209

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	419,516	419,516
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	5,879,993	5,879,993

TOTAL SHORT-TERM INVESTMENTS (Cost $6,299,509)		6,299,509

TOTAL INVESTMENTS - 101.4% (Cost $284,724,017)		325,367,300

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(4,366,673)

NET ASSETS - 100.0%		$321,000,627

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR American Depositary Receipt

GDR Global Depositary Receipt

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$17,221,558	$—	$—		$17,221,558
Chile	5,614,528	—	—		5,614,528
China	81,248,193	—	0	(a)	81,248,193
Colombia	1,154,439	—	—		1,154,439
Czech Republic	1,104,488	—	—		1,104,488
Egypt	980,831	—	—		980,831
Greece	1,804,234	—	—		1,804,234
Hong Kong	3,043,190	—	0	(a)	3,043,190
Hungary	1,198,467	—	—		1,198,467
India	31,339,601	—	—		31,339,601
Indonesia	13,210,460	—	—		13,210,460
Malaysia	11,820,217	—	—		11,820,217
Mexico	6,317,346	—	—		6,317,346
Pakistan	409,785	—	—		409,785
Peru	1,617,394	—	—		1,617,394
Philippines	4,690,661	—	—		4,690,661
Poland	3,348,162	—	—		3,348,162
Qatar	2,621,216	—	—		2,621,216
Romania	241,419	—	—		241,419
Russia	11,872,904	—	—		11,872,904
South Africa	16,114,563	—	—		16,114,563
South Korea	37,426,648	—	—		37,426,648
Taiwan	46,443,155	—	—		46,443,155
Thailand	2,637,588	9,222,568	—		11,860,156
Turkey	2,721,957	—	—		2,721,957
United Arab Emirates	3,634,010	—	—		3,634,010
Rights
South Korea	8,209	—	—		8,209
Short-Term Investments	6,299,509	—	—		6,299,509

TOTAL INVESTMENTS	$316,144,732	$9,222,568	$0		$325,367,300

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	647,704	$647,704	$12,177,070	$12,405,258	$—	$—	419,516	$419,516	$2,997	$—
State Street Navigator Securities Lending Government Money Market Portfolio	3,055,835	3,055,835	14,107,878	11,283,720	—	—	5,879,993	5,879,993	12,523	—

Total		$3,703,539	$26,284,948	$23,688,978	$—	$—		$6,299,509	$15,520	$—

See accompanying notes to financial statements.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.8%
MTU Aero Engines AG	1,009	$169,758

AIR FREIGHT & LOGISTICS — 3.6%
Deutsche Post AG	7,791	340,344

AIRLINES — 0.7%
Deutsche Lufthansa AG	1,960	62,529

AUTO COMPONENTS — 3.2%
Continental AG	1,075	296,545
Schaeffler AG Preference Shares	592	9,126

		305,671

AUTOMOBILES — 9.5%
Bayerische Motoren Werke AG	1,448	156,980
Bayerische Motoren Werke AG Preference Shares	401	37,555
Daimler AG	4,884	414,275
Porsche Automobil Holding SE Preference Shares	569	47,235
Volkswagen AG	184	36,795
Volkswagen AG Preference Shares	1,105	219,313

		912,153

BANKS — 0.7%
Commerzbank AG (a)	5,016	65,045

CAPITAL MARKETS — 1.7%
Deutsche Bank AG	7,514	104,665
Deutsche Boerse AG	432	58,761

		163,426

CHEMICALS — 12.1%
BASF SE	4,519	458,343
Covestro AG (b)	1,970	193,485
Evonik Industries AG	2,644	93,129
Fuchs Petrolub SE Preference Shares	1,757	95,293
KS AG	699	20,151
Lanxess AG	174	13,311
Linde AG (a)	503	105,845
Symrise AG	2,278	183,113

		1,162,670

CONSTRUCTION & ENGINEERING — 0.2%
HOCHTIEF AG	122	22,761

CONSTRUCTION MATERIALS — 0.7%
HeidelbergCement AG	650	63,776

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
Deutsche Telekom AG	16,851	274,596
Telefonica Deutschland Holding AG	6,005	28,182

		302,778

ELECTRICAL EQUIPMENT — 1.2%
OSRAM Licht AG	1,501	110,317

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.2%
METRO AG	1,040	$18,406

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Fresenius Medical Care AG & Co. KGaA	1,357	138,486
Fresenius SE & Co. KGaA	2,034	155,244

		293,730

HOUSEHOLD PRODUCTS — 3.6%
Henkel AG & Co. KGaA Preference Shares	2,045	268,732
Henkel AG & Co. KGaA	597	75,111

		343,843

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.0%
Uniper SE	3,267	99,444

INDUSTRIAL CONGLOMERATES — 4.5%
Siemens AG	3,419	435,287

INSURANCE — 11.4%
Allianz SE	1,919	432,839
Hannover Rueck SE	1,284	175,126
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,080	483,095

		1,091,060

INTERNET & CATALOG RETAIL — 0.2%
Zalando SE (a) (b)	302	16,446

INTERNET SOFTWARE & SERVICES — 0.4%
United Internet AG	551	34,628

IT SERVICES — 2.3%
Wirecard AG	1,881	221,896

LIFE SCIENCES TOOLS & SERVICES — 0.4%
QIAGEN NV (a)	1,331	42,969

MACHINERY — 3.2%
GEA Group AG	2,880	122,375
KION Group AG	143	13,320
MAN SE	1,484	172,928

		308,623

MEDIA — 3.8%
Axel Springer SE	695	58,123
ProSiebenSat.1 Media SE	4,662	161,572
RTL Group SA	1,798	149,150

		368,845

METALS & MINING — 0.3%
ThyssenKrupp AG	1,189	30,986

MULTI-UTILITIES — 3.0%
E.ON SE	7,517	83,388
Innogy SE (b)	2,668	126,229

See accompanying notes to financial statements.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
RWE AG (a)	2,995	$73,889

		283,506

PERSONAL PRODUCTS — 3.1%
Beiersdorf AG	2,628	297,413

PHARMACEUTICALS — 5.4%
Bayer AG	3,267	368,805
Merck KGaA	1,532	146,774

		515,579

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Deutsche Wohnen SE	1,844	85,951
Vonovia SE	1,962	97,122

		183,073

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Infineon Technologies AG	7,701	205,901

SOFTWARE — 3.9%
SAP SE	3,618	378,082

TEXTILES, APPAREL & LUXURY GOODS — 4.5%
adidas AG	1,204	291,188
HUGO BOSS AG	1,584	137,846

		429,034

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Brenntag AG	2,349	139,535

TRANSPORTATION INFRASTRUCTURE — 0.5%
Fraport AG Frankfurt Airport Services Worldwide	530	52,211

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
1&1 Drillisch AG	209	$14,073

TOTAL COMMON STOCKS (Cost $9,085,708)		9,485,798

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $4,859)	4,859	4,859

TOTAL INVESTMENTS — 99.1% (Cost $9,090,567)		9,490,657

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		89,284

NET ASSETS — 100.0%		$9,579,941

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$169,758	$—	$—	$169,758
Air Freight & Logistics	340,344	—	—	340,344
Airlines	62,529	—	—	62,529
Auto Components	305,671	—	—	305,671
Automobiles	912,153	—	—	912,153
Banks	65,045	—	—	65,045
Capital Markets	163,426	—	—	163,426
Chemicals	1,162,670	—	—	1,162,670
Construction & Engineering	22,761	—	—	22,761
Construction Materials	63,776	—	—	63,776
Diversified Telecommunication Services	302,778	—	—	302,778
Electrical Equipment	110,317	—	—	110,317
Food & Staples Retailing	18,406	—	—	18,406

See accompanying notes to financial statements.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Health Care Providers & Services	$293,730	$—	$—	$293,730
Household Products	343,843	—	—	343,843
Independent Power Producers & Energy Traders	99,444	—	—	99,444
Industrial Conglomerates	435,287	—	—	435,287
Insurance	1,091,060	—	—	1,091,060
Internet & Catalog Retail	16,446	—	—	16,446
Internet Software & Services	34,628	—	—	34,628
IT Services	221,896	—	—	221,896
Life Sciences Tools & Services	42,969	—	—	42,969
Machinery	308,623	—	—	308,623
Media	368,845	—	—	368,845
Metals & Mining	30,986	—	—	30,986
Multi-Utilities	283,506	—	—	283,506
Personal Products	297,413	—	—	297,413
Pharmaceuticals	515,579	—	—	515,579
Real Estate Management & Development	183,073	—	—	183,073
Semiconductors & Semiconductor Equipment	205,901	—	—	205,901
Software	378,082	—	—	378,082
Textiles, Apparel & Luxury Goods	429,034	—	—	429,034
Trading Companies & Distributors	139,535	—	—	139,535
Transportation Infrastructure	52,211	—	—	52,211
Wireless Telecommunication Services	14,073	—	—	14,073
Short-Term Investment	4,859	—	—	4,859

TOTAL INVESTMENTS	$9,490,657	$—	$—	$9,490,657

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,300	$1,300	$62,580	$59,021	$—	$—	4,859	$4,859	$29	$—

See accompanying notes to financial statements.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AIR FREIGHT & LOGISTICS — 0.1%
Yamato Holdings Co., Ltd. (a)	900	$22,582

AIRLINES — 1.2%
ANA Holdings, Inc.	2,500	96,803
Japan Airlines Co., Ltd.	4,700	189,237

		286,040

AUTO COMPONENTS — 3.4%
Aisin Seiki Co., Ltd.	900	48,914
Bridgestone Corp.	10,700	465,226
Denso Corp.	1,200	65,670
Koito Manufacturing Co., Ltd. (a)	1,900	131,847
NGK Spark Plug Co., Ltd.	300	7,230
NOK Corp.	300	5,828
Stanley Electric Co., Ltd.	200	7,391
Sumitomo Electric Industries, Ltd.	2,800	42,744
Sumitomo Rubber Industries, Ltd.	900	16,519
Toyoda Gosei Co., Ltd.	200	4,652
Toyota Industries Corp.	400	24,222
Yokohama Rubber Co., Ltd.	300	6,948

		827,191

AUTOMOBILES — 7.6%
Honda Motor Co., Ltd.	7,400	254,669
Isuzu Motors, Ltd.	1,400	21,484
Mazda Motor Corp. (a)	2,700	35,708
Mitsubishi Motors Corp. (a)	1,800	12,880
Nissan Motor Co., Ltd. (a)	17,900	185,817
Subaru Corp.	11,100	363,946
Suzuki Motor Corp. (a)	5,400	290,945
Toyota Motor Corp.	9,900	635,331
Yamaha Motor Co., Ltd.	600	17,941

		1,818,721

BANKS — 6.7%
Aozora Bank, Ltd.	1,900	75,661
Bank of Kyoto, Ltd.	200	11,171
Chiba Bank, Ltd.	4,000	32,158
Concordia Financial Group, Ltd.	7,500	41,396
Fukuoka Financial Group, Inc.	3,000	16,164
Hachijuni Bank Ltd.	2,000	10,719
Japan Post Bank Co., Ltd. (a)	7,800	104,733
Kyushu Financial Group, Inc.	2,800	13,849
Mebuki Financial Group, Inc.	6,200	23,844
Mitsubishi UFJ Financial Group, Inc.	56,400	369,636
Mizuho Financial Group, Inc. (a)	168,800	303,792
Resona Holdings, Inc.	17,400	91,949
Seven Bank, Ltd. (a)	800	2,550
Shinsei Bank, Ltd.	800	12,307
Shizuoka Bank, Ltd.	2,000	18,919
Sumitomo Mitsui Financial Group, Inc.	7,900	331,154
Sumitomo Mitsui Trust Holdings, Inc.	1,500	60,747
Suruga Bank, Ltd.	3,300	45,582

Security Description	Shares	Value
Yamaguchi Financial Group, Inc. (a)	4,000	$48,444

		1,614,775

BEVERAGES — 1.6%
Asahi Group Holdings, Ltd.	2,100	111,901
Coca-Cola Bottlers Japan Holdings, Inc.	700	28,928
Kirin Holdings Co., Ltd.	5,400	143,822
Suntory Beverage & Food, Ltd.	1,800	87,504

		372,155

BUILDING PRODUCTS — 0.5%
Asahi Glass Co., Ltd.	600	24,852
Daikin Industries, Ltd.	500	55,172
LIXIL Group Corp.	800	17,873
TOTO, Ltd.	200	10,550

		108,447

CAPITAL MARKETS — 1.0%
Daiwa Securities Group, Inc.	4,000	25,527
Japan Exchange Group, Inc.	7,500	138,928
Nomura Holdings, Inc.	10,000	57,856
SBI Holdings, Inc. (a)	600	13,727

		236,038

CHEMICALS — 3.0%
Air Water, Inc.	300	5,856
Asahi Kasei Corp.	4,700	61,827
Daicel Corp.	600	6,556
Hitachi Chemical Co., Ltd.	1,500	34,203
JSR Corp.	400	9,000
Kaneka Corp.	1,000	9,920
Kansai Paint Co., Ltd.	200	4,660
Kuraray Co., Ltd.	1,800	30,601
Mitsubishi Chemical Holdings Corp.	4,600	44,573
Mitsubishi Gas Chemical Co., Inc.	400	9,587
Mitsui Chemicals, Inc.	400	12,619
Nippon Paint Holdings Co., Ltd.	200	7,344
Nissan Chemical Industries, Ltd.	2,100	87,278
Nitto Denko Corp.	200	15,003
Shin-Etsu Chemical Co., Ltd.	1,300	134,523
Sumitomo Chemical Co., Ltd.	4,000	23,319
Taiyo Nippon Sanso Corp.	200	3,030
Teijin, Ltd.	500	9,408
Toray Industries, Inc.	11,500	108,836
Tosoh Corp.	4,700	92,276

		710,419

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Dai Nippon Printing Co., Ltd.	1,600	33,068
Park24 Co., Ltd. (a)	3,600	96,542
Secom Co., Ltd.	1,500	111,707
Sohgo Security Services Co., Ltd.	100	4,946
Toppan Printing Co., Ltd.	6,000	49,252

		295,515

See accompanying notes to financial statements.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 2.5%
JGC Corp.	500	$10,879
Kajima Corp.	9,000	83,526
Obayashi Corp.	14,100	154,324
Shimizu Corp.	12,500	111,777
Taisei Corp.	4,600	233,569

		594,075

CONSTRUCTION MATERIALS — 0.0% (b)
Taiheiyo Cement Corp.	300	10,903

CONSUMER FINANCE — 0.0% (b)
Acom Co., Ltd. (a) (c)	300	1,337
AEON Financial Service Co., Ltd.	200	4,598
Credit Saison Co., Ltd.	300	4,928

		10,863

CONTAINERS & PACKAGING — 0.0% (b)
Toyo Seikan Group Holdings, Ltd. (a)	500	7,438

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	1,000	36,248

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,600	9,388
ORIX Corp.	4,200	74,107

		83,495

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Nippon Telegraph & Telephone Corp.	4,100	188,905

ELECTRIC UTILITIES — 1.3%
Chubu Electric Power Co., Inc.	5,000	70,663
Chugoku Electric Power Co., Inc. (a)	2,100	25,315
Kansai Electric Power Co., Inc.	3,900	50,130
Kyushu Electric Power Co., Inc.	2,200	26,230
Tohoku Electric Power Co., Inc. (a)	4,200	56,118
Tokyo Electric Power Co. Holdings, Inc. (c)	23,700	91,368

		319,824

ELECTRICAL EQUIPMENT — 0.6%
Fuji Electric Co., Ltd.	1,000	6,808
Mitsubishi Electric Corp.	4,100	65,596
Nidec Corp.	400	61,645

		134,049

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Alps Electric Co., Ltd. (a)	300	$7,357
Hamamatsu Photonics KK	100	3,780
Hirose Electric Co., Ltd.	105	14,434
Hitachi High-Technologies Corp.	100	4,758
Hitachi, Ltd.	15,000	108,716
Keyence Corp.	900	558,872
Kyocera Corp.	1,500	84,683
Murata Manufacturing Co., Ltd.	300	41,100
Nippon Electric Glass Co., Ltd.	200	5,943
Omron Corp. (a)	300	17,659
Shimadzu Corp.	700	19,693
TDK Corp.	300	27,052
Yaskawa Electric Corp.	100	4,537
Yokogawa Electric Corp.	300	6,200

		904,784

FOOD & STAPLES RETAILING — 2.2%
Aeon Co., Ltd. (a)	4,200	75,015
FamilyMart UNY Holdings Co., Ltd.	800	67,400
Lawson, Inc. (a)	1,500	102,257
Seven & i Holdings Co., Ltd.	2,900	124,453
Sundrug Co., Ltd. (a)	1,300	60,080
Tsuruha Holdings, Inc.	700	99,850

		529,055

FOOD PRODUCTS — 1.6%
Ajinomoto Co., Inc.	2,900	52,492
Calbee, Inc. (a)	1,300	43,028
Kikkoman Corp.	100	4,024
MEIJI Holdings Co., Ltd.	800	60,931
NH Foods, Ltd.	1,500	61,495
Nisshin Seifun Group, Inc.	1,100	21,814
Nissin Foods Holdings Co., Ltd.	800	55,515
Toyo Suisan Kaisha, Ltd.	1,500	58,180
Yakult Honsha Co., Ltd.	100	7,400
Yamazaki Baking Co., Ltd.	1,100	22,838

		387,717

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd. (a)	4,900	96,733
Toho Gas Co., Ltd.	400	12,299
Tokyo Gas Co., Ltd.	2,800	74,285

		183,317

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Hoya Corp.	7,200	359,154
Olympus Corp.	300	11,396
Sysmex Corp.	2,600	235,675
Terumo Corp.	1,800	94,612

		700,837

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Alfresa Holdings Corp. (a)	1,200	26,719

See accompanying notes to financial statements.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Medipal Holdings Corp.	1,000	$20,498
Suzuken Co., Ltd.	800	33,061

		80,278

HEALTH CARE TECHNOLOGY — 0.7%
M3, Inc. (a)	3,900	175,289

HOTELS, RESTAURANTS & LEISURE — 2.3%
McDonald’s Holdings Co. Japan, Ltd.	2,700	126,432
Oriental Land Co., Ltd.	4,200	429,083

		555,515

HOUSEHOLD DURABLES — 2.0%
Casio Computer Co., Ltd. (a)	300	4,474
Iida Group Holdings Co., Ltd.	500	9,347
Nikon Corp.	2,000	35,656
Panasonic Corp.	5,500	78,660
Rinnai Corp.	300	28,491
Sekisui Chemical Co., Ltd.	7,300	127,398
Sekisui House, Ltd.	3,800	69,390
Sharp Corp. (c)	100	2,990
Sony Corp.	2,500	120,968

		477,374

HOUSEHOLD PRODUCTS — 0.7%
Lion Corp.	600	12,090
Unicharm Corp.	5,900	168,041

		180,131

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	600	15,131

INDUSTRIAL CONGLOMERATES — 0.2%
Keihan Holdings Co., Ltd.	100	3,084
Seibu Holdings, Inc.	400	6,966
Toshiba Corp. (c)	11,000	31,857

		41,907

INSURANCE — 2.2%
Dai-ichi Life Holdings, Inc.	4,100	74,887
Japan Post Holdings Co., Ltd.	14,200	171,041
MS&AD Insurance Group Holdings, Inc.	2,600	82,022
Sompo Holdings, Inc.	1,500	60,395
Sony Financial Holdings, Inc. (a)	400	7,281
T&D Holdings, Inc.	1,900	30,166
Tokio Marine Holdings, Inc.	2,500	111,307

		537,099

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc.	2,000	16,909

Security Description	Shares	Value
Start Today Co., Ltd.	3,000	$80,169

		97,078

INTERNET SOFTWARE & SERVICES — 0.7%
DeNA Co., Ltd. (a)	200	3,611
Kakaku.com, Inc.	2,600	45,521
Yahoo! Japan Corp. (a)	26,700	124,023

		173,155

IT SERVICES — 1.5%
Fujitsu, Ltd.	7,000	43,099
Nomura Research Institute, Ltd.	600	28,434
NTT Data Corp.	6,000	63,865
Obic Co., Ltd.	900	74,894
Otsuka Corp.	2,800	141,119

		351,411

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Bandai Namco Holdings, Inc.	1,200	39,436
Sankyo Co., Ltd.	1,500	52,891
Sega Sammy Holdings, Inc.	300	4,753
Shimano, Inc.	200	28,848
Yamaha Corp.	400	17,584

		143,512

MACHINERY — 2.6%
Amada Holdings Co., Ltd.	300	3,645
FANUC Corp.	500	126,751
Hino Motors, Ltd.	800	10,298
Hitachi Construction Machinery Co., Ltd. (a)	200	7,720
Hoshizaki Corp.	1,000	87,823
IHI Corp.	400	12,431
JTEKT Corp.	600	8,891
Kawasaki Heavy Industries, Ltd.	400	12,938
Komatsu, Ltd.	2,700	90,051
Kubota Corp.	1,800	31,515
Kurita Water Industries, Ltd.	400	12,694
Makita Corp.	1,300	63,564
MINEBEA MITSUMI, Inc.	700	14,954
Mitsubishi Heavy Industries, Ltd. (a)	1,200	45,969
Nabtesco Corp.	1,600	61,758
NGK Insulators, Ltd.	500	8,622
NSK, Ltd.	900	12,068
Sumitomo Heavy Industries, Ltd.	200	7,588
THK Co., Ltd.	200	8,275

		627,555

MARINE — 0.1%
Mitsui OSK Lines, Ltd.	400	11,509
Nippon Yusen KK	700	14,138

		25,647

MEDIA — 0.2%
Dentsu, Inc.	500	21,956
Hakuhodo DY Holdings, Inc.	1,000	13,757

See accompanying notes to financial statements.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Toho Co., Ltd.	600	$19,915

		55,628

METALS & MINING — 0.7%
Hitachi Metals, Ltd.	600	7,097
JFE Holdings, Inc.	2,000	40,310
Kobe Steel, Ltd. (c)	1,900	19,045
Maruichi Steel Tube, Ltd.	100	3,061
Mitsubishi Materials Corp.	600	18,054
Nippon Steel & Sumitomo Metal Corp.	3,000	65,910
Sumitomo Metal Mining Co., Ltd.	300	12,637

		166,114

MULTILINE RETAIL — 1.0%
Don Quijote Holdings Co., Ltd.	300	17,235
Isetan Mitsukoshi Holdings, Ltd.	1,200	13,247
J Front Retailing Co., Ltd.	600	10,206
Marui Group Co., Ltd. (a)	400	8,154
Ryohin Keikaku Co., Ltd.	500	167,842
Takashimaya Co., Ltd.	2,000	19,201

		235,885

OIL, GAS & CONSUMABLE FUELS — 0.7%
Idemitsu Kosan Co., Ltd.	600	22,821
Inpex Corp.	2,100	25,986
JXTG Holdings, Inc.	19,700	119,237
Showa Shell Sekiyu KK	700	9,485

		177,529

PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	3,000	19,295

PERSONAL PRODUCTS — 2.9%
Kao Corp.	7,800	585,348
Kose Corp. (a)	400	83,761
Shiseido Co., Ltd.	300	19,219

		688,328

PHARMACEUTICALS — 6.8%
Astellas Pharma, Inc.	38,900	590,358
Chugai Pharmaceutical Co., Ltd.	900	45,529
Daiichi Sankyo Co., Ltd.	3,900	129,303
Eisai Co., Ltd.	800	51,009
Hisamitsu Pharmaceutical Co., Inc.	300	23,244
Kyowa Hakko Kirin Co., Ltd.	900	19,777
Mitsubishi Tanabe Pharma Corp.	5,000	97,790
Ono Pharmaceutical Co., Ltd.	400	12,389
Otsuka Holdings Co., Ltd.	2,500	125,270
Santen Pharmaceutical Co., Ltd.	1,600	25,802
Shionogi & Co., Ltd. (a)	5,400	278,810
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,800	30,229
Taisho Pharmaceutical Holdings Co., Ltd. (a)	600	59,013
Takeda Pharmaceutical Co., Ltd.	2,800	136,459

		1,624,982

Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.0%
Recruit Holdings Co., Ltd.	18,900	$469,968
Temp Holdings Co., Ltd.	100	2,910

		472,878

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Daiwa House REIT Investment Corp.	30	71,820
Japan Prime Realty Investment Corp. REIT	14	49,892
Japan Real Estate Investment Corp. REIT	19	98,439
Japan Retail Fund Investment Corp. REIT	44	84,483
Nippon Building Fund, Inc. REIT	19	105,049
Nippon Prologis REIT, Inc.	54	116,276
Nomura Real Estate Master Fund, Inc.	49	67,637
United Urban Investment Corp. REIT	49	76,852

		670,448

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
Aeon Mall Co., Ltd.	200	4,194
Daito Trust Construction Co., Ltd.	1,700	293,963
Daiwa House Industry Co., Ltd.	8,700	335,402
Hulic Co., Ltd.	300	3,275
Mitsubishi Estate Co., Ltd.	1,400	23,676
Mitsui Fudosan Co., Ltd.	1,400	33,983
Nomura Real Estate Holdings, Inc.	300	7,086
Tokyo Tatemono Co., Ltd.	300	4,522
Tokyu Fudosan Holdings Corp.	1,400	10,202

		716,303

ROAD & RAIL — 4.1%
Central Japan Railway Co.	900	170,353
East Japan Railway Co.	1,700	157,644
Hankyu Hanshin Holdings, Inc.	2,400	89,027
Keikyu Corp. (a)	2,200	38,270
Keio Corp.	600	25,642
Keisei Electric Railway Co., Ltd.	600	18,448
Kintetsu Group Holdings Co., Ltd.	1,200	46,770
Kyushu Railway Co. (a)	2,700	84,034
Nagoya Railroad Co., Ltd.	3,300	83,656
Nippon Express Co., Ltd.	400	26,779
Odakyu Electric Railway Co., Ltd.	1,000	20,244
Tobu Railway Co., Ltd.	2,400	72,327
Tokyu Corp.	2,900	45,211
West Japan Railway Co.	1,500	104,810

		983,215

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Disco Corp.	500	107,899
Renesas Electronics Corp. (c)	400	4,024
Rohm Co., Ltd.	100	9,525

See accompanying notes to financial statements.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SUMCO Corp.	100	$2,623
Tokyo Electron, Ltd.	300	56,460

		180,531

SOFTWARE — 1.2%
Konami Holdings Corp.	700	36,794
LINE Corp. (c)	200	7,917
Nexon Co., Ltd. (c)	200	3,310
Oracle Corp. Japan	1,400	113,869
Trend Micro, Inc.	2,100	125,388

		287,278

SPECIALTY RETAIL — 2.9%
ABC-Mart, Inc.	1,400	92,280
Hikari Tsushin, Inc.	600	95,966
Nitori Holdings Co., Ltd.	1,600	282,915
Shimamura Co., Ltd.	400	50,061
USS Co., Ltd.	4,600	92,995
Yamada Denki Co., Ltd. (a)	13,700	82,187

		696,404

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Brother Industries, Ltd.	500	11,627
Canon, Inc.	4,900	177,524
FUJIFILM Holdings Corp.	2,500	99,788
Konica Minolta, Inc. (a)	1,600	13,721
NEC Corp.	1,200	33,749
Ricoh Co., Ltd. (a)	3,200	31,624
Seiko Epson Corp.	700	12,447

		380,480

TEXTILES,APPAREL & LUXURY GOODS — 0.0% (b)
Asics Corp. (a)	300	5,554

TOBACCO — 1.9%
Japan Tobacco, Inc.	16,000	461,269

TRADING COMPANIES & DISTRIBUTORS — 3.1%
ITOCHU Corp. (a)	6,400	124,359
Marubeni Corp.	11,400	82,528
MISUMI Group, Inc. (a)	3,700	101,624
Mitsubishi Corp.	5,100	137,247
Mitsui & Co., Ltd.	9,500	162,800
Sumitomo Corp.	6,100	102,728
Toyota Tsusho Corp.	1,000	33,897

		745,183

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	1,400	$31,278

WIRELESS TELECOMMUNICATION SERVICES — 5.4%
KDDI Corp.	21,900	559,392
NTT DOCOMO, Inc.	22,200	567,055
SoftBank Group Corp.	2,200	164,457

		1,290,904

TOTAL COMMON STOCKS (Cost $23,067,384)		23,753,961

SHORT-TERM INVESTMENTS — 10.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	11,984	11,984
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,568,084	2,568,084

TOTAL SHORT-TERM INVESTMENTS (Cost $2,580,068)		2,580,068

TOTAL INVESTMENTS — 109.7% (Cost $25,647,452)		26,334,029

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(2,332,790)

NET ASSETS — 100.0%		$24,001,239

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$22,582	$—	$—	$22,582

See accompanying notes to financial statements.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Airlines	$286,040	$—	$—	$286,040
Auto Components	827,191	—	—	827,191
Automobiles	1,818,721	—	—	1,818,721
Banks	1,614,775	—	—	1,614,775
Beverages	372,155	—	—	372,155
Building Products	108,447	—	—	108,447
Capital Markets	236,038	—	—	236,038
Chemicals	710,419	—	—	710,419
Commercial Services & Supplies	295,515	—	—	295,515
Construction & Engineering	594,075	—	—	594,075
Construction Materials	10,903	—	—	10,903
Consumer Finance	10,863	—	—	10,863
Containers & Packaging	7,438	—	—	7,438
Diversified Consumer Services	36,248	—	—	36,248
Diversified Financial Services	83,495	—	—	83,495
Diversified Telecommunication Services	188,905	—	—	188,905
Electric Utilities	319,824	—	—	319,824
Electrical Equipment	134,049	—	—	134,049
Electronic Equipment, Instruments & Components	904,784	—	—	904,784
Food & Staples Retailing	529,055	—	—	529,055
Food Products	387,717	—	—	387,717
Gas Utilities	183,317	—	—	183,317
Health Care Equipment & Supplies	700,837	—	—	700,837
Health Care Providers & Services	80,278	—	—	80,278
Health Care Technology	175,289	—	—	175,289
Hotels, Restaurants & Leisure	555,515	—	—	555,515
Household Durables	477,374	—	—	477,374
Household Products	180,131	—	—	180,131
Independent Power Producers & Energy Traders	15,131	—	—	15,131
Industrial Conglomerates	41,907	—	—	41,907
Insurance	537,099	—	—	537,099
Internet & Catalog Retail	97,078	—	—	97,078
Internet Software & Services	173,155	—	—	173,155
IT Services	351,411	—	—	351,411
Leisure Equipment & Products	143,512	—	—	143,512
Machinery	627,555	—	—	627,555
Marine	25,647	—	—	25,647
Media	55,628	—	—	55,628
Metals & Mining	166,114	—	—	166,114
Multiline Retail	235,885	—	—	235,885
Oil, Gas & Consumable Fuels	177,529	—	—	177,529
Paper & Forest Products	19,295	—	—	19,295
Personal Products	688,328	—	—	688,328
Pharmaceuticals	1,624,982	—	—	1,624,982
Professional Services	472,878	—	—	472,878
Real Estate Investment Trusts (REITs)	670,448	—	—	670,448
Real Estate Management & Development	716,303	—	—	716,303
Road & Rail	983,215	—	—	983,215
Semiconductors & Semiconductor Equipment	180,531	—	—	180,531
Software	287,278	—	—	287,278
Specialty Retail	696,404	—	—	696,404
Technology Hardware, Storage & Peripherals	380,480	—	—	380,480
Textiles, Apparel & Luxury Goods	5,554	—	—	5,554
Tobacco	461,269	—	—	461,269

See accompanying notes to financial statements.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Trading Companies & Distributors	$745,183	$—	$—	$745,183
Transportation Infrastructure	31,278	—	—	31,278
Wireless Telecommunication Services	1,290,904	—	—	1,290,904
Short-Term Investments	2,580,068	—	—	2,580,068

TOTAL INVESTMENTS	$26,334,029	$—	$—	$26,334,029

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131	$131	$449,523	$437,670	$—	$—	11,984	$11,984	$114	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,964,810	396,726	—	—	2,568,084	2,568,084	617	—

Total		$131	$3,414,333	$834,396	$—	$—		$2,580,068	$731	$—

See accompanying notes to financial statements.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 2.8%
BAE Systems PLC	46,789	$381,605
Cobham PLC (a)	14,191	24,466
Meggitt PLC	5,457	33,055
Rolls-Royce Holdings PLC (a)	5,889	72,004

		511,130

AIR FREIGHT & LOGISTICS — 0.7%
Royal Mail PLC	17,489	132,678

AIRLINES — 0.2%
easyJet PLC	1,877	42,247

AUTO COMPONENTS — 0.8%
GKN PLC	21,770	141,395

BANKS — 8.5%
Barclays PLC	105,620	305,958
HSBC Holdings PLC	88,790	828,786
Lloyds Banking Group PLC	263,336	238,859
Royal Bank of Scotland Group PLC (a)	15,528	56,374
Standard Chartered PLC	13,635	136,320

		1,566,297

BEVERAGES — 5.6%
Coca-Cola HBC AG (a)	2,584	95,478
Diageo PLC	28,009	947,700

		1,043,178

BIOTECHNOLOGY — 0.7%
Shire PLC	2,555	127,972

CAPITAL MARKETS — 3.4%
3i Group PLC	18,376	221,432
Hargreaves Lansdown PLC	3,795	86,935
Investec PLC	2,286	17,624
London Stock Exchange Group PLC	4,115	238,174
Schroders PLC	1,259	56,375

		620,540

CHEMICALS — 1.2%
Croda International PLC	2,284	146,359
Johnson Matthey PLC	1,967	83,938

		230,297

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Babcock International Group PLC	2,948	27,658
G4S PLC	4,107	14,294

		41,952

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
BT Group PLC	109,711	350,128

ELECTRIC UTILITIES — 1.0%
SSE PLC	10,310	184,546

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.0% (b)
John Wood Group PLC	1,085	$8,219

FOOD & STAPLES RETAILING —1.4%
J Sainsbury PLC	14,604	48,922
Tesco PLC	47,388	136,874
Wm Morrison Supermarkets PLC	22,960	68,764

		254,560

FOOD PRODUCTS — 0.9%
Associated British Foods PLC	4,913	171,679

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
ConvaTec Group PLC (c)	9,167	25,603
Smith & Nephew PLC	15,537	290,096

		315,699

HEALTH CARE PROVIDERS & SERVICES —0.1%
Mediclinic International PLC (d)	1,514	12,764

HOTELS, RESTAURANTS & LEISURE — 4.4%
Carnival PLC	1,626	104,468
Compass Group PLC	22,738	464,259
GVC Holdings PLC	700	9,024
InterContinental Hotels Group PLC	138	8,262
Merlin Entertainments PLC (c)	5,631	27,379
TUI AG	4,145	88,847
Whitbread PLC	1,997	103,651

		805,890

HOUSEHOLD DURABLES — 2.1%
Barratt Developments PLC	9,769	72,686
Berkeley Group Holdings PLC	1,715	91,156
Persimmon PLC	3,803	134,972
Taylor Wimpey PLC	35,260	91,308

		390,122

HOUSEHOLD PRODUCTS — 4.2%
Reckitt Benckiser Group PLC	9,065	767,307

INDUSTRIAL CONGLOMERATES — 0.5%
DCC PLC	317	29,172
Smiths Group PLC	3,329	70,679

		99,851

INSURANCE — 6.3%
Admiral Group PLC	6,122	158,362
Aviva PLC	20,585	143,199
Direct Line Insurance Group PLC	21,568	115,365
Legal & General Group PLC	77,746	281,162
Old Mutual PLC	12,916	43,358
Prudential PLC	7,496	187,016
RSA Insurance Group PLC	20,097	177,610
St James’s Place PLC	377	5,746

See accompanying notes to financial statements.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Standard Life Aberdeen PLC	10,163	$51,281

		1,163,099

INTERNET SOFTWARE & SERVICES — 0.1%
Auto Trader Group PLC (c)	2,095	10,304

MACHINERY — 0.3%
IMI PLC	2,641	40,012
Weir Group PLC	346	9,680

		49,692

MEDIA — 2.1%
ITV PLC	46,599	94,229
Pearson PLC	4,425	46,493
Sky PLC	8,069	146,867
WPP PLC	5,862	93,128

		380,717

METALS & MINING — 3.9%
Anglo American PLC (d)	4,399	102,499
Antofagasta PLC	582	7,519
BHP Billiton PLC	4,931	97,090
Fresnillo PLC	1,628	28,970
Glencore PLC (a)	42,200	209,443
Randgold Resources, Ltd.	1,395	115,105
Rio Tinto PLC	3,258	165,034

		725,660

MULTI-UTILITIES — 2.3%
Centrica PLC	35,775	71,363
National Grid PLC	30,805	346,657

		418,020

MULTILINE RETAIL — 1.2%
Marks & Spencer Group PLC	23,010	87,216
Next PLC	2,094	139,794

		227,010

OIL, GAS & CONSUMABLE FUELS — 9.5%
BP PLC	97,614	656,251
Royal Dutch Shell PLC Class A	22,768	713,357
Royal Dutch Shell PLC Class B	12,032	384,323

		1,753,931

PAPER & FOREST PRODUCTS — 0.6%
Mondi PLC	4,301	115,540

PERSONAL PRODUCTS — 4.4%
Unilever PLC	14,547	807,180

PHARMACEUTICALS — 11.0%
AstraZeneca PLC	14,049	964,802
GlaxoSmithKline PLC	54,945	1,074,451

		2,039,253

PROFESSIONAL SERVICES — 3.5%
Capita PLC	2,388	4,826
Experian PLC	5,097	109,932
Intertek Group PLC	2,046	133,748

Security Description	Shares	Value
RELX PLC	19,236	$395,319

		643,825

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	2,950	26,568
Hammerson PLC REIT (d)	4,969	37,404
Land Securities Group PLC REIT	5,766	75,798
Segro PLC REIT	10,381	87,549

		227,319

SOFTWARE — 0.8%
Micro Focus International PLC	945	13,082
Sage Group PLC	15,247	136,715

		149,797

SPECIALTY RETAIL — 0.8%
Kingfisher PLC	35,964	147,567

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Burberry Group PLC	4,306	102,446

TOBACCO — 3.3%
British American Tobacco PLC	6,776	392,667
Imperial Brands PLC	6,342	215,830

		608,497

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Ashtead Group PLC	740	20,139
Bunzl PLC	5,133	150,852
Ferguson PLC	2,396	179,954
Travis Perkins PLC	2,654	45,942

		396,887

WATER UTILITIES — 0.8%
Severn Trent PLC	3,126	80,862
United Utilities Group PLC	6,674	66,978

		147,840

WIRELESS TELECOMMUNICATION SERVICES — 2.3%
Vodafone Group PLC	158,329	431,370

TOTAL COMMON STOCKS (Cost $18,532,459)		18,364,405

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	1,693	1,693

See accompanying notes to financial statements.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	142,395	$142,395

TOTAL SHORT-TERM INVESTMENTS (Cost $144,088)		144,088

TOTAL INVESTMENTS — 100.2% (Cost $18,676,547)		18,508,493

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(43,538)

NET ASSETS — 100.0%		$18,464,955

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at March 31, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$511,130	$—	$—	$511,130
Air Freight & Logistics	132,678	—	—	132,678
Airlines	42,247	—	—	42,247
Auto Components	141,395	—	—	141,395
Banks	1,566,297	—	—	1,566,297
Beverages	1,043,178	—	—	1,043,178
Biotechnology	127,972	—	—	127,972
Capital Markets	620,540	—	—	620,540
Chemicals	230,297	—	—	230,297
Commercial Services & Supplies	41,952	—	—	41,952
Diversified Telecommunication Services	350,128	—	—	350,128
Electric Utilities	184,546	—	—	184,546
Energy Equipment & Services	8,219	—	—	8,219
Food & Staples Retailing	254,560	—	—	254,560
Food Products	171,679	—	—	171,679
Health Care Equipment & Supplies	315,699	—	—	315,699
Health Care Providers & Services	12,764	—	—	12,764
Hotels, Restaurants & Leisure	805,890	—	—	805,890
Household Durables	390,122	—	—	390,122
Household Products	767,307	—	—	767,307
Industrial Conglomerates	99,851	—	—	99,851

See accompanying notes to financial statements.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Insurance	$1,163,099	$—	$—	$1,163,099
Internet Software & Services	10,304	—	—	10,304
Machinery	49,692	—	—	49,692
Media	380,717	—	—	380,717
Metals & Mining	725,660	—	—	725,660
Multi-Utilities	418,020	—	—	418,020
Multiline Retail	227,010	—	—	227,010
Oil, Gas & Consumable Fuels	1,753,931	—	—	1,753,931
Paper & Forest Products	115,540	—	—	115,540
Personal Products	807,180	—	—	807,180
Pharmaceuticals	2,039,253	—	—	2,039,253
Professional Services	643,825	—	—	643,825
Real Estate Investment Trusts (REITs)	227,319	—	—	227,319
Software	149,797	—	—	149,797
Specialty Retail	147,567	—	—	147,567
Textiles, Apparel & Luxury Goods	102,446	—	—	102,446
Tobacco	608,497	—	—	608,497
Trading Companies & Distributors	396,887	—	—	396,887
Water Utilities	147,840	—	—	147,840
Wireless Telecommunication Services	431,370	—	—	431,370
Short-Term Investments	144,088	—	—	144,088

TOTAL INVESTMENTS	$18,508,493	$—	$—	$18,508,493

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,793	$1,793	$96,943	$97,043	$—	$—	1,693	$1,693	$9	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	458,983	316,588	—	—	142,395	142,395	61	—

Total		$1,793	$555,926	$413,631	$—	$—		$144,088	$70	$—

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.6%
ARGENTINA – 0.1%
Other Security	50	$17,820

AUSTRALIA – 1.3%
Other Securities	34,224	395,510

AUSTRIA – 0.1%
Other Securities	348	18,573

BELGIUM – 0.3%
Other Securities	1,613	87,712

BERMUDA – 0.1%
Other Security	240	33,242

CANADA – 3.0%
Other Securities	23,642	899,625

CHILE – 0.0% (a)
Other Security	148	1,912

DENMARK – 1.2%
Novo Nordisk A/S Class B	2,886	141,660
Other Securities	3,821	223,163

		364,823

FINLAND – 0.3%
Other Securities	3,473	91,519

FRANCE – 2.3%
Other Securities	12,143	694,052

GERMANY – 2.5%
Other Securities	16,243	744,961

HONG KONG – 1.9%
Other Securities	103,722	570,787

IRELAND – 0.4%
Other Securities	2,100	106,917

ISRAEL – 0.4%
Other Securities	13,855	122,176

ITALY – 0.7%
Other Securities	33,948	199,866

JAPAN – 10.2%
Other Securities	143,978	3,020,452

LUXEMBOURG – 0.1%
Other Securities	779	27,510

MEXICO – 0.0% (a)
Other Security	16	285

NETHERLANDS – 1.0%
Other Securities	9,534	292,846

NEW ZEALAND – 0.1%
Other Securities	6,315	34,449

NORWAY – 0.1%
Other Securities	2,056	37,453

PORTUGAL – 0.0% (a)
Other Securities	1,432	13,180

SINGAPORE – 0.7%
Other Securities	63,612	212,968

Security Description	Shares	Value
SOUTH AFRICA – 0.1%
Other Securities	670	$13,785

SPAIN – 0.9%
Other Securities	22,839	260,280

SWEDEN – 0.8%
Other Securities	10,828	231,120

SWITZERLAND – 4.5%
Nestle SA	1,762	139,142
Roche Holding AG	1,200	274,561
Other Securities	17,056	905,333

		1,319,036

UNITED KINGDOM – 6.1%
AstraZeneca PLC	1,731	118,875
Unilever NV	1,889	106,565
Other Securities	167,096	1,584,002

		1,809,442

UNITED STATES – 60.4%
3M Co.	861	189,007
Accenture PLC Class A	1,228	188,498
Alphabet, Inc. Class A (b)	283	293,511
Alphabet, Inc. Class C (b)	299	308,505
Altria Group, Inc.	3,770	234,946
Amgen, Inc.	873	148,829
Apple, Inc.	3,872	649,644
AT&T, Inc.	4,025	143,491
Automatic Data Processing, Inc.	1,019	115,636
Bank of America Corp.	3,854	115,581
Becton Dickinson and Co.	565	122,436
Berkshire Hathaway, Inc. Class B (b)	841	167,763
Booking Holdings, Inc. (b)	52	108,180
Bristol-Myers Squibb Co.	2,134	134,976
Coca-Cola Co.	2,549	110,703
Consolidated Edison, Inc.	1,504	117,222
Costco Wholesale Corp.	633	119,276
Exxon Mobil Corp.	2,369	176,751
Gilead Sciences, Inc.	1,767	133,214
Honeywell International, Inc.	809	116,909
Intel Corp.	5,746	299,252
International Business Machines Corp.	1,367	209,739
Intuitive Surgical, Inc. (b)	311	128,390
Johnson & Johnson	4,251	544,766
JPMorgan Chase & Co.	1,345	147,910
Lockheed Martin Corp.	366	123,682
Mastercard, Inc. Class A	1,333	233,488
McDonald’s Corp.	853	133,392
Microsoft Corp.	6,845	624,743
NIKE, Inc. Class B	1,767	117,400
Northrop Grumman Corp.	672	234,609
NVIDIA Corp.	764	176,935
PepsiCo, Inc.	1,106	120,720
Procter & Gamble Co.	3,916	310,461
Raytheon Co.	772	166,613
Starbucks Corp.	2,572	148,893
State Street Corp. (c)	144	14,361
Texas Instruments, Inc.	1,477	153,446
TJX Cos., Inc.	1,779	145,095

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Union Pacific Corp.	909	$122,197
UnitedHealth Group, Inc.	563	120,482
Verizon Communications, Inc.	3,255	155,654
Visa, Inc. Class A	2,620	313,404
Walmart, Inc.	2,600	231,322
Walt Disney Co.	1,917	192,544
Waste Management, Inc.	1,308	110,029
Other Securities	130,840	8,947,533

		17,922,138

TOTAL COMMON STOCKS (Cost $27,347,281)		29,544,439

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	14,591	14,591
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	376,622	376,622

TOTAL SHORT-TERM INVESTMENTS (Cost $391,213)		391,213

TOTAL INVESTMENTS — 100.9% (Cost $27,738,494)		29,935,652

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(259,700)

NET ASSETS — 100.0%		$29,675,952

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$ 17,820	$—	$—	$ 17,820
Australia	395,510	—	—	395,510
Austria	18,573	—	—	18,573
Belgium	87,712	—	—	87,712
Bermuda	33,242	—	—	33,242
Canada	899,625	—	—	899,625
Chile	1,912	—	—	1,912
Denmark	364,823	—	—	364,823
Finland	91,519	—	—	91,519
France	694,052	—	—	694,052
Germany	744,961	—	—	744,961
Hong Kong	570,787	—	—	570,787
Ireland	106,917	—	—	106,917
Israel	122,176	—	—	122,176
Italy	199,866	—	—	199,866
Japan	3,020,452	—	—	3,020,452
Luxembourg	27,510	—	—	27,510

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mexico	$285	$—	$—	$285
Netherlands	292,846	—	—	292,846
New Zealand	34,449	—	—	34,449
Norway	37,453	—	—	37,453
Portugal	13,180	—	—	13,180
Singapore	212,968	—	—	212,968
South Africa	13,785	—	—	13,785
Spain	260,280	—	—	260,280
Sweden	231,120	—	—	231,120
Switzerland	1,319,036	—	—	1,319,036
United Kingdom	1,809,442	—	—	1,809,442
United States	17,922,138	—	—	17,922,138
Short-Term Investments	391,213	—	—	391,213

TOTAL INVESTMENTS	$29,935,652	$—	$—	$29,935,652

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	108	$10,318	$3,650	$—	$—	$393	367,874,930	$14,361	$ 106	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,411,701	4,411,701	565,543	4,962,653	—	—	14,591	14,591	252	—
State Street Navigator Securities Lending Government Money Market Portfolio	24,983	24,983	1,427,994	1,076,355	—	—	376,622	376,622	792	—

Total		$4,447,002	$1,997,187	$6,039,008	$—	$393		$405,574	$1,150	$—

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CHINA — 46.4%
21Vianet Group, Inc. ADR (a)	10,272	$71,185
500.com, Ltd. Class A, ADR (a)	1,872	32,124
51job, Inc. (a)	3,059	263,196
58.com, Inc. ADR (a)	4,678	373,585
AAC Technologies Holdings, Inc.	89,000	1,605,749
Agile Group Holdings, Ltd.	605,598	1,251,583
Agricultural Bank of China, Ltd. Class H	3,064,000	1,741,197
Air China, Ltd. Class H	439,414	559,884
Alibaba Group Holding, Ltd. ADR (a) (b)	150,363	27,597,625
Aluminum Corp. of China, Ltd. Class H (a) (b)	784,304	434,708
Angang Steel Co., Ltd. Class H (b)	451,244	431,218
Anhui Conch Cement Co., Ltd. Class H	267,250	1,455,721
Anhui Expressway Co., Ltd. Class H	32,000	24,464
ANTA Sports Products, Ltd.	123,000	620,618
Autohome, Inc. ADR	5,519	474,303
AVIC International Holding HK, Ltd. (a) (b)	974,621	40,980
AviChina Industry & Technology Co., Ltd. Class H	500,000	352,306
BAIC Motor Corp., Ltd. Class H (c)	226,000	277,018
Baidu, Inc. ADR (a)	37,394	8,345,967
Bank of China, Ltd. Class H	10,328,466	5,553,576
Bank of Communications Co., Ltd. Class H	2,819,630	2,209,488
BBMG Corp. Class H	275,000	124,040
BeiGene, Ltd. ADR (a)	4,200	705,600
Beijing Capital International Airport Co., Ltd. Class H	120,000	161,156
Beijing Capital Land, Ltd. Class H	132,000	80,394
Beijing Enterprises Clean Energy Group, Ltd. (a)	2,230,400	72,468
Beijing Enterprises Holdings, Ltd.	86,000	449,269
Beijing Enterprises Water Group, Ltd.	502,000	280,158
Bitauto Holdings, Ltd. ADR (a) (b)	2,867	60,637
Boyaa Interactive International, Ltd. (a)	106,200	41,136
Brilliance China Automotive Holdings, Ltd.	436,000	909,965
Byd Co., Ltd. Class H (b)	103,800	809,419
BYD Electronic International Co., Ltd.	124,500	233,508
C.banner International Holdings, Ltd. (a)	204,000	66,802
CAR, Inc. (a)	201,043	180,850
CGN Power Co., Ltd. Class H (c)	1,446,000	374,015
China Aerospace International Holdings, Ltd.	348,000	37,690
China Agri-Industries Holdings, Ltd.	301,000	132,315

Security Description	Shares	Value
China Animal Healthcare, Ltd. (a) (b) (d)	305,700	$—
China Biologic Products Holdings, Inc. (a)	2,151	174,231
China Chengtong Development Group, Ltd. (a) (b)	394,074	19,080
China Cinda Asset Management Co., Ltd. Class H	1,230,600	446,875
China CITIC Bank Corp., Ltd. Class H	1,492,341	1,019,195
China Coal Energy Co., Ltd. Class H	735,000	294,064
China Communications Construction Co., Ltd. Class H	662,000	679,857
China Conch Venture Holdings, Ltd.	165,600	505,348
China Construction Bank Corp. Class H	12,196,148	12,525,127
China Dongxiang Group Co., Ltd.	539,000	94,088
China Eastern Airlines Corp., Ltd. Class H	210,000	152,517
China Everbright International, Ltd.	317,000	444,300
China Everbright, Ltd.	130,000	272,314
China Evergrande Group (a)	616,000	1,938,662
China Fangda Group Co., Ltd. Class B	122,150	77,041
China Fire Safety Enterprise Group, Ltd. (a)	464,227	21,294
China Galaxy Securities Co., Ltd. Class H	394,600	262,453
China Harmony New Energy Auto Holding, Ltd. (a)	79,000	50,631
China Hongqiao Group, Ltd. (b)	116,000	126,667
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	549,000	—
China Huiyuan Juice Group, Ltd. (a)	157,000	40,409
China International Marine Containers Group Co., Ltd. Class H	94,000	146,600
China Lesso Group Holdings, Ltd.	153,000	116,383
China Life Insurance Co., Ltd. Class H	1,057,708	2,911,012
China Lilang, Ltd.	93,000	116,127
China Lodging Group, Ltd. ADR	4,432	583,739
China Longyuan Power Group Corp., Ltd. Class H	541,000	414,971
China Machinery Engineering Corp. Class H	96,000	50,885
China Medical System Holdings, Ltd.	181,000	410,971
China Mengniu Dairy Co., Ltd.	439,780	1,507,343
China Merchants Bank Co., Ltd. Class H	700,760	2,870,613
China Merchants Port Holdings Co., Ltd.	423,606	933,754
China Minsheng Banking Corp., Ltd. Class H	977,600	950,408

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Mobile, Ltd.	788,136	$7,225,308
China Molybdenum Co., Ltd. Class H	456,000	343,962
China National Building Material Co., Ltd. Class H	448,000	486,342
China Nuclear Energy Technology Corp., Ltd. (a)	114,000	20,336
China Oilfield Services, Ltd. Class H	316,557	326,306
China Overseas Land & Investment, Ltd.	773,084	2,684,217
China Overseas Property Holdings, Ltd.	277,361	86,584
China Pacific Insurance Group Co., Ltd. Class H	327,400	1,466,319
China Petroleum & Chemical Corp. Class H	3,561,726	3,126,829
China Power International Development, Ltd.	303,000	77,986
China Railway Construction Corp., Ltd. Class H	273,000	273,407
China Railway Group, Ltd. Class H	689,000	477,576
China Resources Beer Holdings Co., Ltd.	353,357	1,530,795
China Resources Gas Group, Ltd.	98,000	340,265
China Resources Land, Ltd.	478,767	1,741,625
China Resources Phoenix Healthcare Holdings Co., Ltd. (b)	80,000	96,530
China Resources Power Holdings Co., Ltd.	352,437	643,056
China Shengmu Organic Milk, Ltd. (a) (b) (c)	381,000	51,944
China Shenhua Energy Co., Ltd. Class H	534,540	1,328,126
China Silver Group, Ltd.	98,000	21,477
China Singyes Solar Technologies Holdings, Ltd. (b)	81,600	29,840
China South City Holdings, Ltd.	440,000	99,232
China Southern Airlines Co., Ltd. Class H	256,000	264,210
China State Construction International Holdings, Ltd.	276,750	337,814
China Taiping Insurance Holdings Co., Ltd.	134,541	444,853
China Telecom Corp., Ltd. Class H	2,461,320	1,085,097
China Travel International Investment Hong Kong, Ltd.	292,000	103,431
China Unicom Hong Kong, Ltd. (a)	846,172	1,067,378
China Vanke Co., Ltd. Class H	154,500	704,751
China Yurun Food Group, Ltd. (a)	220,659	29,521
Chinasoft International, Ltd. (a) (b)	216,000	193,754
Chlitina Holding, Ltd.	47,000	315,139
Chong Sing Holdings FinTech Gr (a) (b)	2,416,000	317,073

Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class B	97,600	$97,621
Chongqing Rural Commercial Bank Co., Ltd. Class H	222,000	170,001
CITIC Resources Holdings, Ltd.	386,000	43,281
CITIC Securities Co., Ltd. Class H	234,500	536,628
CITIC Telecom International Holdings, Ltd.	221,000	63,921
CITIC, Ltd.	665,000	930,354
CNOOC, Ltd.	2,159,249	3,180,424
Cogobuy Group (c)	78,000	39,555
Colour Life Services Group Co., Ltd.	97,000	91,089
Consun Pharmaceutical Group, Ltd.	194,400	206,332
Coolpad Group, Ltd. (a) (d)	437,400	20,063
COSCO SHIPPING Development Co., Ltd. Class H (a)	1,373,339	255,479
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	649,215	334,191
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	28,500	14,126
COSCO SHIPPING Ports, Ltd.	37,562	31,588
Cosmo Lady China Holdings Co., Ltd. (c)	108,000	58,484
Country Garden Holdings Co., Ltd.	808,333	1,664,394
CRRC Corp., Ltd. Class H	557,000	474,795
CSG Holding Co., Ltd. Class B	130,000	74,538
CSMall Group, Ltd. (a)	1,567	469
CSPC Pharmaceutical Group, Ltd.	310,000	823,554
CT Environmental Group, Ltd. (b)	438,000	78,690
Ctrip.com International, Ltd. ADR (a)	41,333	1,926,944
Datang International Power Generation Co., Ltd. Class H (a)	410,000	122,765
Dazhong Transportation Group Co., Ltd. Class B	108,050	66,343
Dongfang Electric Corp., Ltd. Class H (a)	15,200	11,833
Dongfeng Motor Group Co., Ltd. Class H	532,468	618,068
Fang Holdings, Ltd. ADR (a)	29,113	149,641
Fanhua, Inc. ADR	9,359	252,880
Far East Horizon, Ltd.	170,000	179,784
FIH Mobile, Ltd.	352,000	76,246
First Tractor Co., Ltd. Class H (b)	82,000	30,509
Fufeng Group, Ltd.	125,000	74,061
Future Land Holdings Co., Ltd. Class A	139,621	776,251
Geely Automobile Holdings, Ltd.	653,000	1,880,382
GF Securities Co., Ltd. Class H	120,600	221,583
Golden Eagle Retail Group, Ltd.	102,000	116,838
GOME Retail Holdings, Ltd. (b)	1,731,322	187,509
Goodbaby International Holdings, Ltd.	279,000	190,543

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H (b)	395,500	$396,594
Greentown China Holdings, Ltd. (b)	114,000	154,260
Guangdong Investment, Ltd.	388,000	610,058
Guangshen Railway Co., Ltd. Class H	80,500	47,592
Guangzhou Automobile Group Co., Ltd. Class H	502,032	924,962
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	100,000	308,347
Guangzhou R&F Properties Co., Ltd. Class H	429,776	1,072,209
Guotai Junan International Holdings, Ltd.	310,000	89,268
Haitian International Holdings, Ltd.	79,000	239,568
Haitong Securities Co., Ltd. Class H	370,800	490,412
Health and Happiness H&H International Holdings, Ltd. (a)	27,000	205,554
Hengan International Group Co., Ltd.	96,500	893,894
HNA Holding Group Co., Ltd. (a)	493,400	21,060
Huadian Fuxin Energy Corp., Ltd. Class H	254,000	65,051
Huadian Power International Corp., Ltd. Class H	254,000	97,738
Huaneng Power International, Inc. Class H	666,472	447,525
Huaneng Renewables Corp., Ltd. Class H	440,000	164,265
Huatai Securities Co., Ltd. Class H (c)	81,000	155,843
Huishang Bank Corp., Ltd. Class H	735,000	361,492
Industrial & Commercial Bank of China, Ltd. Class H	10,704,138	9,178,911
Inner Mongolia Yitai Coal Co., Ltd. Class B	218,681	291,939
JD.com, Inc. ADR (a)	110,521	4,474,995
Jiangsu Expressway Co., Ltd. Class H	404,299	571,808
Jiangxi Copper Co., Ltd. Class H	297,578	424,662
JinkoSolar Holding Co., Ltd. ADR (a) (b)	3,590	65,518
Joy City Property, Ltd.	504,000	80,914
Jumei International Holding, Ltd. ADR (a) (b)	2,761	8,007
Kama Co., Ltd. Class B (a)	120,649	94,709
Kangda International Environmental Co., Ltd. (c)	255,000	47,762
Kingdee International Software Group Co., Ltd. (a) (b)	264,000	265,739
Kingsoft Corp., Ltd.	113,000	358,511
Konka Group Co., Ltd. Class B (a)	382,000	159,647
Kunlun Energy Co., Ltd.	456,000	393,349
KWG Property Holding, Ltd.	190,951	260,334

Security Description	Shares	Value
Lao Feng Xiang Co., Ltd. Class B	64,179	$232,649
Launch Tech Co., Ltd. Class H	28,000	31,039
Lenovo Group, Ltd. (b)	1,131,703	578,231
Leyou Technologies Holdings, Ltd. (a)	255,800	53,453
Li Ning Co., Ltd. (a)	328,874	336,907
Lifetech Scientific Corp. (a)	302,000	87,734
Livzon Pharmaceutical Group, Inc. Class H	27,227	219,251
Luoyang Glass Co., Ltd. Class H (a) (b)	70,153	34,324
Luthai Textile Co., Ltd. Class B	50,400	55,420
Luye Pharma Group, Ltd.	228,000	218,172
Maanshan Iron & Steel Co., Ltd. Class H (a)	800,971	342,910
Metallurgical Corp. of China, Ltd. Class H	484,000	138,139
Minth Group, Ltd.	98,000	446,402
Nanjing Panda Electronics Co., Ltd. Class H	29,000	14,965
National Agricultural Holdings, Ltd. (a) (b) (d)	112,000	8,491
NetEase, Inc. ADR	11,730	3,288,975
New China Life Insurance Co., Ltd. Class H	87,000	405,164
New Oriental Education & Technology Group, Inc. ADR	15,801	1,384,958
Noah Holdings, Ltd. ADS (a)	2,803	132,330
Ourgame International Holdings, Ltd. (a)	49,000	12,924
People’s Insurance Co. Group of China, Ltd. Class H	614,000	287,117
PetroChina Co., Ltd. Class H	2,819,208	1,936,156
PICC Property & Casualty Co., Ltd. Class H	620,289	1,085,938
Ping An Insurance Group Co. of China, Ltd. Class H	672,228	6,835,085
Poly Culture Group Corp., Ltd. Class H	36,200	64,206
Poly Property Group Co., Ltd. (a)	314,000	154,433
Renhe Commercial Holdings Co., Ltd. (a) (b)	2,324,000	45,306
Semiconductor Manufacturing International Corp. (a) (b)	650,883	850,893
Shandong Airlines Co., Ltd. Class B	24,300	45,731
Shandong Chenming Paper Holdings, Ltd. Class H	55,900	94,445
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	248,000	165,264
Shang Gong Group Co., Ltd. Class B (a)	164,200	146,302
Shanghai Baosight Software Co., Ltd. Class B	38,500	69,262
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H	363,000	9,944
Shanghai Electric Group Co., Ltd. Class H (a) (b)	508,418	176,203

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	42,000	$257,941
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	215,000	102,729
Shanghai Haixin Group Co. Class B	96,000	59,136
Shanghai Highly Group Co., Ltd. Class B	155,300	137,285
Shanghai Industrial Holdings, Ltd.	53,000	138,100
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	14,100	17,075
Shanghai Jinjiang International Travel Co., Ltd. Class B	30,074	77,591
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	42,400	54,781
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	167,953	239,501
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	54,684	113,415
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	77,400	207,102
Shanghai Prime Machinery Co., Ltd. Class H	678,000	122,671
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,800	14,785
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	116,500	60,114
Shengjing Bank Co., Ltd. Class H (c)	21,000	15,680
Shenzhen Expressway Co., Ltd. Class H	29,000	29,524
Shenzhen Investment, Ltd.	366,888	155,669
Shenzhou International Group Holdings, Ltd.	59,000	621,326
Shunfeng International Clean Energy, Ltd. (a)	254,700	9,736
SINA Corp. (a)	11,238	1,171,786
Sino-Ocean Group Holding, Ltd.	938,211	680,201
Sinopec Oilfield Service Corp. Class H (a) (b)	214,000	32,175
Sinopec Shanghai Petrochemical Co., Ltd. Class H	676,878	411,389
Sinopharm Group Co., Ltd. Class H	132,800	664,990
Sinotrans, Ltd. Class H	268,000	147,176
SITC International Holdings Co., Ltd.	220,000	218,646
Sohu.com, Inc. (a)	4,496	139,016
Sun King Power Electronics Group	175,300	34,398
Sunac China Holdings, Ltd.	316,000	1,219,984
Sunny Optical Technology Group Co., Ltd.	126,000	2,326,287
TAL Education Group ADR	42,002	1,557,854

Security Description	Shares	Value
TCL Multimedia Technology Holdings, Ltd.	153,000	$71,350
Tencent Holdings, Ltd.	729,670	38,081,219
Tian Ge Interactive Holdings, Ltd. (c)	95,000	80,011
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	38,345	35,277
Tianneng Power International, Ltd.	108,000	127,839
Tingyi Cayman Islands Holding Corp.	440,383	913,502
Tong Ren Tang Technologies Co., Ltd. Class H	155,000	258,323
TravelSky Technology, Ltd. Class H	110,000	318,859
Tsingtao Brewery Co., Ltd. Class H	98,000	511,958
Uni-President China Holdings, Ltd.	219,000	189,469
Vipshop Holdings, Ltd. ADR (a)	41,337	687,021
Want Want China Holdings, Ltd.	1,216,000	974,560
Weibo Corp. ADR	2,227	266,216
Weichai Power Co., Ltd. Class H	59,000	66,154
West China Cement, Ltd. (a)	446,000	84,673
Wisdom Sports Group	172,000	17,313
Xiamen International Port Co., Ltd. Class H	158,000	28,788
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	38,659	61,966
Xinyi Solar Holdings, Ltd.	301,200	121,657
Yangzijiang Shipbuilding Holdings, Ltd.	310,900	286,882
Yantai Changyu Pioneer Wine Co., Ltd. Class B	30,553	78,248
Yanzhou Coal Mining Co., Ltd. Class H	438,882	559,206
Yestar Healthcare Holdings Co., Ltd. (b)	435,000	151,313
Yum China Holdings, Inc.	32,093	1,331,860
YY, Inc. ADR (a)	3,964	417,013
Zhejiang Expressway Co., Ltd. Class H	254,000	259,233
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	62,600	33,740
Zhuzhou CRRC Times Electric Co., Ltd. Class H	89,100	431,406
Zijin Mining Group Co., Ltd. Class H	1,126,685	503,888
ZTE Corp. Class H (a) (b)	108,440	353,024

		233,756,967

HONG KONG — 2.0%
Alibaba Pictures Group, Ltd. (a) (b)	1,370,107	178,065
Beijing Enterprises Medical & Health Group, Ltd. (a) (b)	476,500	21,857
Carnival Group International Holdings, Ltd. (a)	1,250,000	57,337
China All Access Holdings, Ltd.	204,000	64,982

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	477,600	$24,342
China Fiber Optic Network System Group, Ltd. (a) (d)	686,800	—
China Financial International Investments, Ltd. (a)	600,000	20,641
China Gas Holdings, Ltd.	339,600	1,235,373
China High Speed Transmission Equipment Group Co., Ltd.	8,000	12,579
China Jicheng Holdings, Ltd. (a) (b) (c)	115,575	1,075
China Minsheng Drawin Technology Group, Ltd. (a)	701,658	18,238
China NT Pharma Group Co., Ltd.	112,500	26,948
China Soft Power Technology Holdings, Ltd. (a) (b)	266,000	4,135
Citychamp Watch & Jewellery Group, Ltd.	510,000	109,170
Comba Telecom Systems Holdings, Ltd. (b)	393,847	52,692
CP Pokphand Co., Ltd.	950,000	73,838
Dawnrays Pharmaceutical Holdings, Ltd.	131,000	71,773
Digital China Holdings, Ltd. (a) (b)	160,000	87,866
EVA Precision Industrial Holdings, Ltd.	458,000	70,028
Fullshare Holdings, Ltd. (a) (b)	726,100	402,448
GCL-Poly Energy Holdings, Ltd. (a)	1,022,000	126,313
Haier Electronics Group Co., Ltd.	156,000	555,560
Hanergy Thin Film Power Group, Ltd. (a) (b) (d)	5,962,000	—
Hi Sun Technology China, Ltd. (a)	324,000	57,383
Hua Han Health Industry Holdings, Ltd. (a) (b) (d)	890,400	45,097
Huabao International Holdings, Ltd.	18,000	11,926
Imperial Pacific International Holdings, Ltd. (a) (b)	8,176,300	102,096
Kingboard Chemical Holdings, Ltd.	136,200	622,144
Lee & Man Paper Manufacturing, Ltd.	250,000	264,070
Munsun Capital Group, Ltd. (a)	550,200	2,804
NetDragon Websoft Holdings, Ltd. (b)	62,500	152,103
New Provenance Everlasting Holdings, Ltd. (a) (b)	1,225,231	25,134
Nine Dragons Paper Holdings, Ltd.	204,000	305,157
North Mining Shares Co., Ltd. (a) (b)	2,830,000	49,400
Qianhai Health Holdings, Ltd. (a)	906,374	9,123
Shimao Property Holdings, Ltd.	181,500	513,398
Sino Biopharmaceutical, Ltd.	711,000	1,395,130
Skyworth Digital Holdings, Ltd.	290,243	130,545
SSY Group, Ltd.	574,691	504,520
Sun Art Retail Group, Ltd.	259,000	301,297

Security Description	Shares	Value
Tech Pro Technology Development, Ltd. (a) (e)	1,684,800	$14,598
Tibet Water Resources, Ltd. (a)	381,000	150,977
United Laboratories International Holdings, Ltd. (a) (b)	124,000	128,451
Victory City International Holdings, Ltd. (a)	969,915	14,212
Vinda International Holdings, Ltd.	48,000	84,523
Vision Values Holdings, Ltd. (a)	510,000	37,690
Wasion Group Holdings, Ltd. (b)	86,000	43,831
WH Group, Ltd. (c)	1,019,500	1,085,970
Xinyi Glass Holdings, Ltd.	370,000	557,242

		9,824,081

INDIA — 17.5%
Adani Ports & Special Economic Zone, Ltd.	123,233	669,054
Adani Power, Ltd. (a)	83,834	30,463
AIA Engineering, Ltd.	10,250	226,525
Ajanta Pharma, Ltd.	3,873	82,562
Alembic Pharmaceuticals, Ltd.	11,431	96,106
Apollo Hospitals Enterprise, Ltd.	34,174	557,841
Apollo Tyres, Ltd.	58,160	247,053
Arvind, Ltd.	32,913	193,249
Asian Paints, Ltd.	32,663	561,096
AstraZeneca Pharma India, Ltd. (a)	10,557	150,136
Aurobindo Pharma, Ltd.	41,816	357,658
Axis Bank, Ltd.	176,983	1,385,272
Bajaj Auto, Ltd.	7,369	310,107
Bajaj Finance, Ltd.	17,910	485,373
Bharat Electronics, Ltd.	120,727	261,828
Bharat Financial Inclusion, Ltd. (a)	31,402	528,095
Bharat Forge, Ltd.	33,191	356,048
Bharat Heavy Electricals, Ltd.	282,553	352,424
Bharat Petroleum Corp., Ltd.	54,535	357,412
Bharti Airtel, Ltd.	222,641	1,361,004
Bharti Infratel, Ltd.	58,795	303,027
Biocon, Ltd.	83,865	763,663
Bosch, Ltd.	880	243,101
Britannia Industries, Ltd.	2,865	218,344
Cadila Healthcare, Ltd.	31,070	179,998
Central Bank of India (a)	78,233	86,783
CG Power and Industrial Solutions, Ltd. (a)	92,237	109,742
Cipla, Ltd.	108,638	908,541
Coal India, Ltd.	165,569	719,173
Dabur India, Ltd.	41,469	208,802
DCB Bank, Ltd.	85,340	211,382
Dena Bank (a)	437,383	126,075
Divi’s Laboratories, Ltd.	11,170	186,710
DLF, Ltd.	79,933	246,644
Dr Lal PathLabs, Ltd. (c)	9,920	133,282
Dr Reddy’s Laboratories, Ltd.	12,606	402,127
Eicher Motors, Ltd.	1,215	528,548
Emami, Ltd.	6,186	101,376
Escorts, Ltd.	59,590	747,460
Federal Bank, Ltd.	90,373	123,598

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Fortis Healthcare, Ltd. (a)	52,214	$98,749
GAIL India, Ltd.	74,829	376,946
GAIL India, Ltd. (a) (e)	24,943	125,649
Gateway Distriparks, Ltd.	39,935	106,999
Gillette India, Ltd.	1,059	106,474
Glenmark Pharmaceuticals, Ltd.	22,919	184,943
Godrej Consumer Products, Ltd.	38,589	647,068
Godrej Industries, Ltd.	21,778	183,616
Granules India, Ltd.	70,045	110,886
Grasim Industries, Ltd.	17,564	283,004
Gujarat Mineral Development Corp., Ltd.	50,167	94,647
Gujarat Pipavav Port, Ltd.	42,971	95,763
Havells India, Ltd.	40,832	305,418
HCL Technologies, Ltd.	59,622	885,440
HDFC Bank, Ltd.	201,341	5,822,437
Hero MotoCorp, Ltd.	14,689	797,897
Hindalco Industries, Ltd.	137,471	452,218
Hindustan Unilever, Ltd.	135,400	2,768,030
Hindustan Zinc, Ltd.	183,639	846,232
Housing Development & Infrastructure, Ltd. (a)	75,053	44,418
Housing Development Finance Corp., Ltd.	225,931	6,323,963
ICICI Bank, Ltd. ADR	240,496	2,128,390
ICICI Bank, Ltd.	609	2,599
Idea Cellular, Ltd. (a)	241,249	280,747
IDFC, Ltd.	166,462	124,422
Igarashi Motors India, Ltd.	9,983	123,828
Indiabulls Housing Finance, Ltd.	72,461	1,374,579
Indian Hotels Co., Ltd.	389,553	772,874
Indian Oil Corp., Ltd.	264,382	715,864
Indo Count Industries, Ltd.	71,577	93,283
IndusInd Bank, Ltd.	28,807	793,585
Infosys, Ltd. ADR	290,825	5,191,226
Ipca Laboratories, Ltd.	17,258	173,488
ITC, Ltd. GDR	298,066	1,168,419
Jain Irrigation Systems, Ltd.	75,550	123,307
Jaiprakash Associates, Ltd. (a)	359,079	104,054
Jammu & Kashmir Bank, Ltd. (a)	107,573	99,538
Jindal Steel & Power, Ltd. (a)	71,301	239,522
JSW Steel, Ltd.	181,205	800,565
Jubilant Foodworks, Ltd.	5,934	211,610
Jubilant Life Sciences, Ltd.	11,567	148,876
Just Dial, Ltd. (a)	6,251	42,463
Karnataka Bank Ltd.	53,148	93,630
Kaveri Seed Co., Ltd.	13,459	99,753
Kotak Mahindra Bank, Ltd.	81,326	1,306,519
KPIT Technologies, Ltd.	60,551	201,042
Kwality, Ltd.	72,213	65,380
Lakshmi Vilas Bank Ltd.	65,093	98,306
Larsen & Toubro, Ltd. GDR	58,396	1,173,760
Laurus Labs, Ltd. (c)	12,465	96,103
LIC Housing Finance, Ltd.	46,038	377,217
Lupin, Ltd.	29,227	329,747
Mahindra & Mahindra Financial Services, Ltd.	45,815	325,410
Mahindra & Mahindra, Ltd.	139,488	1,580,267

Security Description	Shares	Value
Manappuram Finance, Ltd.	74,396	$124,389
Marico, Ltd.	63,723	318,558
Marksans Pharma, Ltd.	194,400	94,336
Maruti Suzuki India, Ltd.	3,520	478,232
Max Financial Services, Ltd. (a)	17,605	122,398
Max India, Ltd. (a)	145,133	186,251
Mindtree, Ltd.	15,200	179,904
Motherson Sumi Systems, Ltd.	74,364	354,537
Narayana Hrudayalaya, Ltd. (a)	37,420	160,216
Natco Pharma, Ltd.	10,905	126,010
Navkar Corp., Ltd. (a) (c)	40,924	94,621
NCC, Ltd.	88,421	159,362
Nestle India, Ltd.	2,622	329,794
NTPC, Ltd.	167,785	436,559
Oil & Natural Gas Corp., Ltd.	439,722	1,198,720
Page Industries, Ltd.	951	330,764
PI Industries, Ltd.	10,570	143,458
Piramal Enterprises, Ltd.	5,047	188,259
Power Finance Corp., Ltd.	94,265	123,790
Power Grid Corp. of India, Ltd.	100,395	297,467
Rajesh Exports, Ltd.	31,294	354,867
Raymond, Ltd.	8,934	122,973
Reliance Capital, Ltd.	41,559	269,725
Reliance Communications, Ltd. (a)	218,613	72,903
Reliance Home Finance, Ltd. (a)	37,107	33,909
Reliance Industries, Ltd. GDR (c)	233,488	6,327,525
Reliance Infrastructure, Ltd.	75,920	497,623
Repco Home Finance, Ltd.	11,618	100,172
Rural Electrification Corp., Ltd.	88,186	168,606
Sanghvi Movers, Ltd.	39,760	105,737
Sequent Scientific, Ltd.	129,901	153,658
Shilpa Medicare, Ltd.	14,527	103,270
Shoppers Stop, Ltd.	18,608	150,241
Shree Renuka Sugars, Ltd. (a)	471,223	110,903
Shriram City Union Finance, Ltd.	8,640	282,369
Shriram Transport Finance Co., Ltd.	20,832	459,812
Siemens, Ltd.	34,050	560,098
Sintex Industries, Ltd.	484,610	133,372
SML ISUZU, Ltd.	19,439	229,077
State Bank of India	209,821	803,939
Steel Authority of India, Ltd. (a)	255,648	275,161
Strides Shasun, Ltd.	15,659	160,655
Sun Pharma Advanced Research Co., Ltd. (a)	28,270	163,560
Sun Pharmaceutical Industries, Ltd.	142,419	1,081,107
Suven Life Sciences, Ltd.	36,389	93,397
Suzlon Energy, Ltd. (a)	554,256	90,929
Tata Consultancy Services, Ltd.	74,520	3,255,338
Tata Motors, Ltd. (a)	231,481	1,160,037
Tata Steel, Ltd.	42,654	373,458
Tech Mahindra, Ltd.	62,746	614,456
Thyrocare Technologies, Ltd. (c)	45,152	413,190
Titan Co., Ltd.	14,406	208,133
Torrent Pharmaceuticals, Ltd.	9,236	176,976
Transport Corp. of India, Ltd.	25,362	105,147

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
UltraTech Cement, Ltd.	7,656	$463,668
Unichem Laboratories, Ltd.	19,434	85,010
United Breweries, Ltd.	8,695	126,362
United Spirits, Ltd. (a)	11,171	536,038
UPL, Ltd.	33,194	371,654
Vakrangee, Ltd.	184,388	625,778
Vedanta, Ltd.	141,912	604,557
V-Mart Retail, Ltd.	3,420	99,616
Wipro, Ltd. ADR	209,098	1,078,946
WNS Holdings, Ltd. ADR (a)	10,794	489,292
Wockhardt, Ltd. (a)	23,266	259,158
Yes Bank, Ltd.	178,962	836,479
Zee Entertainment Enterprises, Ltd.	186,105	1,642,144

		88,117,502

INDONESIA — 3.4%
Ace Hardware Indonesia Tbk PT	2,461,200	237,763
Adaro Energy Tbk PT	2,982,600	461,445
AKR Corporindo Tbk PT	136,700	56,348
Astra International Tbk PT	3,173,800	1,682,857
Bank Central Asia Tbk PT	2,293,696	3,881,832
Bank Mandiri Persero Tbk PT	2,997,610	1,671,085
Bank Negara Indonesia Persero Tbk PT	574,300	361,871
Bank Rakyat Indonesia Persero Tbk PT	9,133,980	2,388,402
Charoen Pokphand Indonesia Tbk PT	386,900	96,953
Ciputra Development Tbk PT	949,896	81,070
Garda Tujuh Buana Tbk PT (a)	139,100	2,708
Garuda Indonesia Persero Tbk PT (a)	3,613,000	77,154
Gudang Garam Tbk PT	103,000	542,214
Indocement Tunggal Prakarsa Tbk PT	293,025	340,541
Intiland Development Tbk PT	1,302,600	31,223
Kalbe Farma Tbk PT	1,043,800	113,724
Kawasan Industri Jababeka Tbk PT	6,852,998	130,415
Lippo Cikarang Tbk PT (a)	339,300	76,399
Lippo Karawaci Tbk PT	1,712,700	59,713
Matahari Department Store Tbk PT	216,200	171,955
Matahari Putra Prima Tbk PT (a)	470,800	13,679
Media Nusantara Citra Tbk PT	437,500	44,965
Modernland Realty Tbk PT	5,902,000	149,184
Pakuwon Jati Tbk PT	2,357,100	107,861
Pembangunan Perumahan Persero Tbk PT	804,476	152,510
Perusahaan Gas Negara Persero Tbk	1,860,040	310,738
Semen Indonesia Persero Tbk PT	573,100	430,840
Summarecon Agung Tbk PT	892,700	58,681
Surya Semesta Internusa Tbk PT	1,419,600	56,712
Telekomunikasi Indonesia Persero Tbk PT	8,943,870	2,338,691
Tiga Pilar Sejahtera Food Tbk (a)	943,400	43,855

Security Description	Shares	Value
Tower Bersama Infrastructure Tbk PT	338,300	$136,991
Unilever Indonesia Tbk PT	68,800	247,490
United Tractors Tbk PT	291,745	678,107
Wijaya Karya Persero Tbk PT	760,557	92,808

		17,328,784

MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	354,000	21,651

MALAYSIA — 3.7%
7-Eleven Malaysia Holdings Bhd Class B	253,800	98,423
AEON Credit Service M Bhd	68,850	218,939
AirAsia Bhd	248,100	254,001
Alliance Bank Malaysia Bhd	734,810	811,179
Astro Malaysia Holdings Bhd	236,000	124,467
Axiata Group Bhd	503,833	711,202
Bermaz Auto Bhd (a)	272,680	160,027
British American Tobacco Malaysia Bhd	14,200	96,551
Bursa Malaysia Bhd	246,434	698,272
Cahya Mata Sarawak Bhd	245,800	244,656
Carlsberg Brewery Malaysia Bhd Class B	201,403	982,022
CIMB Group Holdings Bhd	434,645	804,565
Coastal Contracts Bhd	101,300	30,380
Dialog Group Bhd	644,200	492,976
Eastern & Oriental Bhd	568,541	211,660
Eco World Development Group Bhd (a)	316,500	81,825
Genting Bhd	503,700	1,132,934
Genting Malaysia Bhd	558,200	699,915
IJM Corp. Bhd	1,122,980	780,976
Inari Amertron Bhd	434,208	314,318
IOI Corp. Bhd	713,996	882,343
IOI Properties Group Bhd	606,616	252,495
Karex Bhd	397,425	83,739
KIP REIT	479,100	97,232
KNM Group Bhd (a)	860,300	46,707
Kuala Lumpur Kepong Bhd	54,500	360,421
Land & General Bhd	1,057,500	47,844
Lingkaran Trans Kota Holdings Bhd	55,900	80,931
Malayan Banking Bhd	505,011	1,373,505
Maxis Bhd	377,500	554,343
Media Prima Bhd	287,400	28,606
MKH Bhd	142,500	51,945
Muhibbah Engineering M Bhd	310,800	235,430
Nam Cheong, Ltd. (a) (b) (e)	320,400	4,887
OSK Holdings Bhd	1,315,587	333,318
Padini Holdings Bhd	217,900	245,053
PPB Group Bhd	107,800	533,426
Press Metal Aluminium Holdings Bhd	498,740	585,388
Prestariang Bhd	188,400	62,345
Public Bank Bhd	193,520	1,200,745
Sapura Energy Bhd	204,500	26,699
Sime Darby Bhd	382,188	258,876

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Sime Darby Plantation Bhd (a)	373,388	$530,929
Sime Darby Property Bhd (a)	349,388	128,266
TA Enterprise Bhd	645,700	88,475
Telekom Malaysia Bhd	139,809	188,316
Tenaga Nasional Bhd	337,050	1,408,151
Yinson Holdings Bhd	147,600	143,479

		18,783,182

PAKISTAN — 0.3%
Bank Alfalah, Ltd.	329,000	149,618
Bank of Punjab (a)	1,337,000	113,309
Cherat Cement Co., Ltd.	86,500	98,883
Fauji Fertilizer Bin Qasim, Ltd.	431,000	156,826
Habib Bank, Ltd.	78,600	141,752
Hascol Petroleum, Ltd.	96,300	223,476
Maple Leaf Cement Factory, Ltd.	154,100	96,413
MCB Bank, Ltd.	67,700	130,296
Nishat Mills, Ltd.	94,600	130,186
Pioneer Cement, Ltd.	144,100	87,908
Searle Co. Ltd.	41,229	125,377
TRG Pakistan (a)	348,000	115,196

		1,569,240

PHILIPPINES — 1.7%
Alliance Global Group, Inc. (a)	819,600	207,345
Ayala Land, Inc.	1,666,988	1,313,079
BDO Unibank, Inc.	205,515	547,489
Belle Corp.	1,493,200	106,172
Bloomberry Resorts Corp. (a)	470,600	129,336
Cebu Air, Inc.	64,910	117,685
Cosco Capital, Inc.	1,879,700	266,586
D&L Industries, Inc.	1,663,400	368,529
DoubleDragon Properties Corp. (a)	537,970	328,901
First Gen Corp.	1,217,070	396,535
First Philippine Holdings Corp.	442,337	559,518
Globe Telecom, Inc.	2,455	76,317
GT Capital Holdings, Inc.	7,290	163,327
JG Summit Holdings, Inc.	354,010	425,402
Jollibee Foods Corp.	46,630	267,210
LT Group, Inc.	558,600	201,268
Metro Pacific Investments Corp.	1,333,100	133,878
Nickel Asia Corp.	728,184	85,131
Philex Mining Corp.	936,200	109,270
PLDT, Inc.	22,869	644,290
Puregold Price Club, Inc.	348,770	350,591
Robinsons Retail Holdings, Inc.	177,080	303,066
SM Investments Corp.	18,915	332,424
SM Prime Holdings, Inc.	1,081,300	698,382
SSI Group, Inc. (a)	1,956,000	103,090
Universal Robina Corp.	98,830	287,905

		8,522,726

SINGAPORE — 0.0% (f)
SIIC Environment Holdings, Ltd.	163,499	57,978
Silverlake Axis, Ltd.	233,100	95,103

		153,081

TAIWAN — 20.4%
Acer, Inc. (a)	742,395	616,180

Security Description	Shares	Value
Advanced Semiconductor Engineering, Inc.	1,080,797	$1,562,424
Advantech Co., Ltd.	50,898	364,841
Airtac International Group	12,431	221,274
Asia Cement Corp.	957,073	922,377
Asustek Computer, Inc.	141,138	1,314,229
AU Optronics Corp. ADR (b)	174,346	796,761
Catcher Technology Co., Ltd.	141,539	1,754,856
Cathay Financial Holding Co., Ltd.	1,377,604	2,447,436
Center Laboratories, Inc. (a)	54,896	115,226
Chang Hwa Commercial Bank, Ltd.	2,180,831	1,260,315
China Development Financial Holding Corp.	3,416,272	1,206,832
China Life Insurance Co., Ltd.	189,812	196,927
China Steel Chemical Corp.	18,877	98,409
China Steel Corp.	2,057,625	1,637,236
Chunghwa Telecom Co., Ltd.	447,268	1,710,409
Compal Electronics, Inc.	1,065,431	725,342
CTBC Financial Holding Co., Ltd.	3,131,515	2,244,698
Delta Electronics, Inc.	337,787	1,506,064
E.Sun Financial Holding Co., Ltd.	501,476	337,104
Eclat Textile Co., Ltd.	48,365	563,985
eMemory Technology, Inc.	16,000	192,064
Epistar Corp. (a)	229,170	327,363
Everlight Electronics Co., Ltd.	173,996	267,346
Far Eastern New Century Corp.	1,224,170	1,102,118
Far EasTone Telecommunications Co., Ltd.	175,000	462,153
Feng TAY Enterprise Co., Ltd.	46,902	213,140
Firich Enterprises Co., Ltd. (a)	30,056	48,037
First Financial Holding Co., Ltd.	2,633,258	1,828,839
Formosa Chemicals & Fibre Corp.	716,691	2,679,265
Formosa Petrochemical Corp.	225,000	914,446
Formosa Plastics Corp.	939,137	3,317,595
Foxconn Technology Co., Ltd.	259,519	695,148
Fubon Financial Holding Co., Ltd.	1,155,998	1,986,333
Giant Manufacturing Co., Ltd.	48,000	251,878
Himax Technologies, Inc. ADR (b)	20,673	127,346
Hiwin Technologies Corp.	33,614	478,438
Hon Hai Precision Industry Co., Ltd.	2,050,950	6,330,744
Hotai Motor Co., Ltd.	44,000	438,385
HTC Corp. (a)	126,710	288,125
Hua Nan Financial Holdings Co., Ltd.	2,605,212	1,563,645
Innolux Corp.	1,020,753	446,363
Inventec Corp.	392,000	310,567
King Yuan Electronics Co., Ltd.	873,898	906,658
Largan Precision Co., Ltd.	12,710	1,445,061
Lite-On Technology Corp.	579,891	809,465
Macronix International (a)	633,990	1,067,631
Makalot Industrial Co., Ltd.	45,682	215,429
MediaTek, Inc.	234,219	2,658,932
Medigen Biotechnology Corp. (a)	14,000	18,726
Mega Financial Holding Co., Ltd.	1,955,148	1,679,750
Merry Electronics Co., Ltd.	49,000	280,653

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MIN AIK Technology Co., Ltd.	27,400	$21,943
Motech Industries, Inc. (a)	139,934	109,425
Nan Ya Plastics Corp.	975,759	2,737,493
Novatek Microelectronics Corp.	153,062	692,945
PChome Online, Inc.	26,957	148,852
Pegatron Corp.	368,630	917,877
Pou Chen Corp.	245,000	325,188
Powertech Technology, Inc.	242,518	756,075
President Chain Store Corp.	56,000	562,746
ProMOS Technologies, Inc. (a) (d)	2,232	—
Quanta Computer, Inc.	587,194	1,184,176
Radiant Opto-Electronics Corp.	46,000	112,803
Realtek Semiconductor Corp.	173,161	745,334
Shin Kong Financial Holding Co., Ltd.	2,664,980	1,009,981
Silicon Motion Technology Corp. ADR	3,928	189,015
Siliconware Precision Industries Co., Ltd.	451,763	788,652
SinoPac Financial Holdings Co., Ltd.	3,420,795	1,208,430
Synnex Technology International Corp.	235,000	350,602
Tainan Enterprises Co., Ltd.	568,830	457,491
Taishin Financial Holding Co., Ltd.	3,211,828	1,575,235
Taiwan Cement Corp.	810,216	1,015,653
Taiwan FU Hsing Industrial Co., Ltd.	223,000	281,456
Taiwan Mobile Co., Ltd.	306,200	1,144,692
Taiwan Paiho, Ltd.	30,000	83,445
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	486,082	21,270,948
Tatung Co., Ltd. (a)	857,107	620,261
Teco Electric and Machinery Co., Ltd.	170,000	140,224
TPK Holding Co., Ltd. (a)	25,000	62,078
Tripod Technology Corp.	416,361	1,400,865
Uni-President Enterprises Corp.	895,971	2,098,804
United Integrated Services Co., Ltd.	583,194	1,310,121
United Microelectronics Corp. ADR	533,906	1,382,817
Walsin Lihwa Corp.	568,000	346,757
Wistron Corp.	861,873	737,515
Yageo Corp.	78,341	1,397,171
Yuanta Financial Holding Co., Ltd.	1,870,383	856,385

		102,998,023

THAILAND — 4.5%
Advanced Info Service PCL (e)	198,402	1,307,029
Airports of Thailand PCL (e)	409,500	864,311
Bangkok Expressway & Metro PCL (e)	5,031,432	1,158,500
Beauty Community PCL (e)	321,000	218,654
BEC World PCL (e)	141,600	57,057
Bumrungrad Hospital PCL (e)	41,700	276,044
Central Plaza Hotel PCL (e)	57,500	88,264

Security Description	Shares	Value
Charoen Pokphand Foods PCL (e)	275,500	$222,462
Chularat Hospital PCL (e)	2,289,300	136,904
CP ALL PCL (e)	875,700	2,436,390
Electricity Generating PCL (e)	209,899	1,537,156
Energy Absolute PCL (e)	269,800	377,478
Gunkul Engineering PCL (e)	1,555,303	175,077
Hana Microelectronics PCL (e)	122,400	127,215
Ichitan Group PCL (a) (e)	158,800	40,881
Indorama Ventures PCL (e)	197,300	358,068
IRPC PCL (e)	3,540,439	820,856
Jasmine International PCL (e)	728,125	143,203
Kasikornbank PCL (e)	66,654	454,023
Kasikornbank PCL NVDR	33,000	223,729
KCE Electronics PCL (e)	187,100	400,886
Ladprao General Hospital PCL	481,800	107,084
MC Group PCL (e)	353,300	145,749
Mega Lifesciences PCL (e)	269,600	381,509
Minor International PCL (e)	377,786	459,094
Nok Airlines PCL (a) (e)	1,754,000	173,886
PTG Energy PCL (e)	210,000	109,466
PTT Exploration & Production PCL (e)	365,432	1,338,086
PTT Global Chemical PCL NVDR	92,600	280,584
PTT PCL (e)	130,755	2,291,453
Siam Cement PCL NVDR	58,000	916,278
Siam Commercial Bank PCL (e)	280,597	1,269,731
Somboon Advance Technology PCL (e)	196,300	129,946
Srisawad Corp. PCL (e)	305,828	596,594
Superblock PCL NVDR (a)	1,203,400	38,099
SVI PCL (e)	1,144,700	159,606
Thai Beverage PCL	1,162,700	691,608
Thai Oil PCL (e)	457,064	1,326,465
Thai Union Group PCL Class F (e)	255,600	152,853
TMB Bank PCL (e)	2,352,300	189,568
True Corp. PCL NVDR	1,694,983	376,723

		22,558,569

TOTAL COMMON STOCKS (Cost $404,066,809)		503,633,806

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
E for L Aim PCL (expiring 6/1/20) (a)	272,340	87
Superblock PCL (expiring 8/31/20) (a)	194,700	1,681

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.00% (g) (h) (Cost $5,463,090)	5,463,090	$5,463,090

TOTAL INVESTMENTS — 101.0% (Cost $409,529,899)		509,098,664

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(5,081,800)

NET ASSETS — 100.0%		$504,016,864

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $73,651, representing less than 0.05% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $20,069,598 representing 4.0% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

ADS =American Depositary Shares

GDR =Global Depositary Receipt

NVDR =Non Voting Depositary Receipt

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$233,728,413	$—	$28,554		$233,756,967
Hong Kong	9,764,386	14,598	45,097		9,824,081
India	87,991,853	125,649	—		88,117,502
Indonesia	17,328,784	—	—		17,328,784
Macau	21,651	—	—		21,651
Malaysia	18,778,295	4,887	—		18,783,182
Pakistan	1,569,240	—	—		1,569,240
Philippines	8,522,726	—	—		8,522,726
Singapore	153,081	—	—		153,081
Taiwan	102,998,023	—	0	(a)	102,998,023

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Thailand	$2,634,105	$19,924,464	$—	$22,558,569
Warrants
Thailand	1,768	—	—	1,768
Short-Term Investment	5,463,090	—	—	5,463,090

TOTAL INVESTMENTS	$488,955,415	$20,069,598	$73,651	$509,098,664

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,046,576	$2,046,576	$22,108,210	$24,154,786	$—	$—	—	$—	$9,790	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,790,699	5,790,699	24,268,294	24,595,903	—	—	5,463,090	5,463,090	78,229	—

Total		$7,837,275	$46,376,504	$48,750,689	$—	$—		$5,463,090	$88,019	$—

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 1.3%
APA Group	376,046	$2,272,955

BELGIUM — 0.8%
Groupe Bruxelles Lambert SA	12,622	1,440,550

CANADA — 19.5%
Bank of Montreal	19,888	1,501,261
Bank of Nova Scotia	26,333	1,620,932
Canadian Apartment Properties REIT	52,256	1,505,767
Canadian Imperial Bank of Commerce (a)	19,338	1,705,734
Canadian Utilities, Ltd. Class A	60,031	1,601,292
Emera, Inc.	58,346	1,844,625
Enbridge Income Fund Holdings, Inc. (a)	143,233	3,101,854
First Capital Realty, Inc.	111,576	1,761,157
Fortis, Inc.	46,849	1,580,347
Great-West Lifeco, Inc.	65,669	1,674,770
IGM Financial, Inc. (a)	64,379	1,881,060
Laurentian Bank of Canada (a)	46,097	1,693,352
National Bank of Canada	32,973	1,550,888
Power Corp. of Canada	76,674	1,748,470
Power Financial Corp.	76,171	1,905,974
RioCan Real Estate Investment Trust	131,972	2,419,871
Royal Bank of Canada	18,300	1,412,617
Shaw Communications, Inc. Class B	85,661	1,649,103
Sun Life Financial, Inc.	35,611	1,461,453
TELUS Corp.	50,838	1,783,914

		35,404,441

CHINA — 1.1%
Guangdong Investment, Ltd.	1,310,347	2,060,278

DENMARK — 0.7%
Coloplast A/S Class B	15,733	1,325,425

FINLAND — 1.6%
Fortum Oyj (a)	136,251	2,924,068

FRANCE — 7.1%
Bouygues SA	29,833	1,493,655
CNP Assurances	74,149	1,869,440
Klepierre SA REIT	50,032	2,015,169
Sanofi	21,464	1,724,549
SCOR SE	49,011	2,004,787
Societe BIC SA	14,256	1,417,523
TOTAL SA (a)	40,935	2,322,365

		12,847,488

GERMANY — 2.8%
Deutsche EuroShop AG	47,305	1,733,707
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,012	2,093,102
Siemens AG	9,471	1,205,792

		5,032,601

Security Description	Shares	Value
HONG KONG — 4.5%
CK Infrastructure Holdings, Ltd.	179,880	$1,470,293
CLP Holdings, Ltd.	159,296	1,621,721
Power Assets Holdings, Ltd.	221,195	1,971,458
Sino Land Co., Ltd.	921,607	1,491,330
Wharf Real Estate Investment Co., Ltd. (b)	241,542	1,572,671

		8,127,473

ITALY — 1.7%
Atlantia SpA	56,012	1,732,493
Hera SpA	371,468	1,358,672

		3,091,165

JAPAN — 6.2%
Canon, Inc.	43,116	1,560,852
Chugoku Electric Power Co., Inc. (a)	167,200	2,031,240
Japan Tobacco, Inc.	52,106	1,486,993
KDDI Corp.	57,501	1,462,802
Lawson, Inc. (a)	23,264	1,583,746
MS&AD Insurance Group Holdings, Inc.	43,380	1,336,275
NTT DOCOMO, Inc.	68,259	1,726,211

		11,188,119

MEXICO — 1.2%
Kimberly-Clark de Mexico SAB de CV Class A	1,116,843	2,082,742

NORWAY — 0.8%
Orkla ASA	127,820	1,369,869

PORTUGAL — 1.7%
EDP - Energias de Portugal SA	830,445	3,153,846

SINGAPORE — 1.1%
Singapore Telecommunications, Ltd.	795,703	2,044,932

SOUTH AFRICA — 5.3%
AVI, Ltd.	181,834	1,700,673
Foschini Group, Ltd.	105,955	2,000,838
SPAR Group, Ltd.	89,561	1,531,088
Truworths International, Ltd. (a)	273,854	2,485,285
Woolworths Holdings, Ltd.	389,210	1,970,891

		9,688,775

SOUTH KOREA — 0.8%
SK Telecom Co., Ltd.	6,392	1,379,266

SPAIN — 4.6%
Abertis Infraestructuras SA	79,537	1,782,255
Enagas SA	92,089	2,517,674
Red Electrica Corp. SA	95,871	1,972,584
Tecnicas Reunidas SA (a)	70,866	2,090,839

		8,363,352

SWEDEN — 3.7%
Castellum AB	94,115	1,533,971
Hennes & Mauritz AB Class B (a)	131,733	1,969,042
Intrum Justitia AB (a)	33,283	940,689

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Skanska AB Class B	107,156	$2,183,476

		6,627,178

SWITZERLAND — 2.7%
Baloise Holding AG	9,250	1,411,263
PSP Swiss Property AG	17,012	1,655,721
Swiss Prime Site AG (b)	19,609	1,893,120

		4,960,104

UNITED KINGDOM — 10.1%
Ashmore Group PLC	312,518	1,668,551
BAE Systems PLC	205,011	1,672,045
Carillion PLC (a)(c)	1,083,104	—
Close Brothers Group PLC	90,822	1,828,263
GlaxoSmithKline PLC	142,611	2,788,763
Greene King PLC	366,640	2,424,517
IG Group Holdings PLC	183,417	2,051,946
Pennon Group PLC	199,211	1,798,002
RPC Group PLC	116,000	1,258,188
Tate & Lyle PLC	193,351	1,477,134
Unilever NV	24,089	1,358,939

		18,326,348

UNITED STATES — 19.8%
AT&T, Inc.	60,615	2,160,925
Brinker International, Inc. (a)	45,416	1,639,518
CenterPoint Energy, Inc.	62,746	1,719,240
Compass Minerals International, Inc. (a)	24,480	1,476,144
Edison International	27,835	1,771,976
International Business Machines Corp.	10,715	1,644,002
L Brands, Inc.	34,618	1,322,754
Mercury General Corp.	39,820	1,826,543
National Health Investors, Inc. REIT	32,073	2,158,192
Northwest Bancshares, Inc.	99,730	1,651,529
OGE Energy Corp.	57,031	1,868,906
Owens & Minor, Inc.	107,449	1,670,832
Philip Morris International, Inc.	16,787	1,668,628
PPL Corp.	72,225	2,043,245
SCANA Corp.	63,381	2,379,957
Southern Co.	48,803	2,179,542
Tupperware Brands Corp.	30,085	1,455,512

Security Description	Shares	Value
United Bankshares, Inc.	48,080	$1,694,820
Verizon Communications, Inc.	37,657	1,800,758
Waddell & Reed Financial, Inc. Class A (a)	88,308	1,784,705

		35,917,728

TOTAL COMMON STOCKS (Cost $184,232,598)		179,628,703

SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	176,711	176,711
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	18,986,384	18,986,384

TOTAL SHORT-TERM INVESTMENTS (Cost $19,163,095)		19,163,095

TOTAL INVESTMENTS — 109.7% (Cost $203,395,693)		198,791,798

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(17,648,470)

NET ASSETS — 100.0%		$181,143,328

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,272,955	$—	$—	$2,272,955
Belgium	1,440,550	—	—	1,440,550
Canada	35,404,441	—	—	35,404,441
China	2,060,278	—	—	2,060,278
Denmark	1,325,425	—	—	1,325,425
Finland	2,924,068	—	—	2,924,068

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
France	$12,847,488	$—	$—		$12,847,488
Germany	5,032,601	—	—		5,032,601
Hong Kong	8,127,473	—	—		8,127,473
Italy	3,091,165	—	—		3,091,165
Japan	11,188,119	—	—		11,188,119
Mexico	2,082,742	—	—		2,082,742
Norway	1,369,869	—	—		1,369,869
Portugal	3,153,846	—	—		3,153,846
Singapore	2,044,932	—	—		2,044,932
South Africa	9,688,775	—	—		9,688,775
South Korea	1,379,266	—	—		1,379,266
Spain	8,363,352	—	—		8,363,352
Sweden	6,627,178	—	—		6,627,178
Switzerland	4,960,104	—	—		4,960,104
United Kingdom	18,326,348	—	0	(a)	18,326,348
United States	35,917,728	—	—		35,917,728
Short-Term Investments	19,163,095	—	—		19,163,095

TOTAL INVESTMENTS	$198,791,798	$—	$0		$198,791,798

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	150,675	$150,675	$8,026,932	$8,000,896	$—	$—	176,711	$176,711	$2,082	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,848,371	5,848,371	62,061,870	48,923,857	—	—	18,986,384	18,986,384	65,255	—

Total		$5,999,046	$70,088,802	$56,924,753	$—	$—		$19,163,095	$67,337	$—

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUSTRALIA — 8.2%
Macquarie Atlas Roads Group	423,773	$1,878,818
Qube Holdings, Ltd. (a)	875,853	1,464,574
Sydney Airport	708,909	3,648,688
Transurban Group Stapled Security	1,218,091	10,670,125

		17,662,205

BRAZIL — 1.0%
Cia de Saneamento Basico do Estadode Sao Paulo ADR	38,300	405,597
Ultrapar Participacoes SA ADR	76,249	1,648,503

		2,054,100

CANADA — 9.7%
AltaGas, Ltd. (a)	30,972	572,715
Enbridge, Inc. (b)	272,801	8,573,897
Enbridge, Inc. (b)	25,122	790,589
Inter Pipeline, Ltd.	66,962	1,161,350
Pembina Pipeline Corp.	88,419	2,756,985
TransCanada Corp.	154,896	6,401,287
Westshore Terminals Investment Corp. (a)	31,902	551,310

		20,808,133

CHILE — 0.3%
Enel Americas SA ADR	63,146	733,757

CHINA — 3.5%
Beijing Capital International Airport Co., Ltd. Class H	918,000	1,232,843
Beijing Enterprises Water Group, Ltd.	580,000	323,688
China Merchants Port Holdings Co., Ltd.	800,074	1,763,602
China Resources Power Holdings Co., Ltd.	200,000	364,920
COSCO SHIPPING Ports, Ltd.	452,725	380,717
Guangdong Investment, Ltd.	322,000	506,285
Jiangsu Expressway Co., Ltd. Class H	786,000	1,111,655
Kunlun Energy Co., Ltd.	596,000	514,114
Shenzhen International Holdings, Ltd.	613,500	1,342,957

		7,540,781

FRANCE — 5.5%
Aeroports de Paris	20,985	4,568,089
Engie SA	181,187	3,020,500
Getlink SE	300,407	4,285,686

		11,874,275

GERMANY — 2.5%
E.ON SE	246,795	2,737,759
Fraport AG Frankfurt Airport Services Worldwide	23,735	2,338,159
Hamburger Hafen und Logistik AG	13,504	303,094

		5,379,012

HONG KONG — 2.5%
China Gas Holdings, Ltd.	256,200	931,987

Security Description	Shares	Value
CLP Holdings, Ltd.	221,000	$2,249,901
Hong Kong & China Gas Co., Ltd.	909,200	1,867,450
Hopewell Highway Infrastructure, Ltd.	653,500	398,846

		5,448,184

ITALY — 8.9%
Ansaldo STS SpA (c)	34,699	535,993
ASTM SpA	22,901	575,970
Atlantia SpA	302,200	9,347,269
Enav SpA (d)	163,614	872,091
Enel SpA	865,489	5,290,177
Snam SpA	393,759	1,807,760
Societa Iniziative Autostradali e Servizi SpA	43,856	816,057

		19,245,317

MEXICO — 2.7%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	27,615	1,088,307
Grupo Aeroportuario del Pacifico SAB de CV ADR	24,228	2,414,078
Grupo Aeroportuario del Sureste SAB de CV	12,988	2,215,363

		5,717,748

NETHERLANDS — 0.3%
Koninklijke Vopak NV	11,683	572,578

NEW ZEALAND — 1.2%
Auckland International Airport, Ltd.	600,443	2,650,936

SINGAPORE — 0.6%
Hutchison Port Holdings Trust	3,358,570	990,778
SIA Engineering Co., Ltd.	158,100	383,404

		1,374,182

SPAIN — 12.3%
Abertis Infraestructuras SA	481,971	10,799,946
Aena SME SA (d)	47,230	9,505,747
Enagas SA	39,860	1,089,756
Iberdrola SA	678,580	4,983,944

		26,379,393

SWITZERLAND — 1.2%
Flughafen Zurich AG	12,231	2,692,455

UNITED KINGDOM — 4.3%
BBA Aviation PLC	577,693	2,596,482
National Grid PLC	404,900	4,556,446
SSE PLC	114,642	2,052,061

		9,204,989

UNITED STATES — 35.2%
American Electric Power Co., Inc.	55,187	3,785,276
Cheniere Energy, Inc. (c)	35,536	1,899,399
Consolidated Edison, Inc.	34,806	2,712,780
Dominion Energy, Inc.	73,095	4,928,796
DTE Energy Co.	20,101	2,098,544
Duke Energy Corp.	78,483	6,080,078
Edison International	36,561	2,327,473
Eversource Energy	35,573	2,095,961

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	108,243	$4,222,559
Kinder Morgan, Inc.	333,427	5,021,411
Macquarie Infrastructure Corp.	51,243	1,892,404
NextEra Energy, Inc.	52,712	8,609,451
ONEOK, Inc.	72,204	4,109,852
PG&E Corp.	57,710	2,535,200
PPL Corp.	77,789	2,200,651
Public Service Enterprise Group, Inc.	56,576	2,842,378
Sempra Energy	28,630	3,184,229
Southern Co.	113,000	5,046,580
Targa Resources Corp.	37,939	1,669,316
WEC Energy Group, Inc.	35,334	2,215,442
Williams Cos., Inc.	145,378	3,614,097
Xcel Energy, Inc.	56,968	2,590,905

		75,682,782

TOTAL COMMON STOCKS (Cost $213,141,587)		215,020,827

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	498,865	498,865
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,861,333	1,861,333

TOTAL SHORT-TERM INVESTMENTS (Cost $2,360,198)		2,360,198

TOTAL INVESTMENTS — 101.0% (Cost $215,501,785)		217,381,025

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,146,964)

NET ASSETS — 100.0%		$215,234,061

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$17,662,205	$—	$—	$17,662,205
Brazil	2,054,100	—	—	2,054,100
Canada	20,808,133	—	—	20,808,133
Chile	733,757	—	—	733,757
China	7,540,781	—	—	7,540,781
France	11,874,275	—	—	11,874,275
Germany	5,379,012	—	—	5,379,012
Hong Kong	5,448,184	—	—	5,448,184
Italy	19,245,317	—	—	19,245,317
Mexico	5,717,748	—	—	5,717,748
Netherlands	572,578	—	—	572,578

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
New Zealand	$2,650,936	$—	$—	$2,650,936
Singapore	1,374,182	—	—	1,374,182
Spain	26,379,393	—	—	26,379,393
Switzerland	2,692,455	—	—	2,692,455
United Kingdom	9,204,989	—	—	9,204,989
United States	75,682,782	—	—	75,682,782
Short-Term Investments	2,360,198	—	—	2,360,198

TOTAL INVESTMENTS	$217,381,025	$—	$—	$217,381,025

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	403,650	$403,650	$5,120,757	$5,025,542	$—	$—	498,865	$498,865	$2,654	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,104,926	7,104,926	41,502,918	46,746,511	—	—	1,861,333	1,861,333	21,619	—

Total		$7,508,576	$46,623,675	$51,772,053	$—	$—		$2,360,198	$24,273	$—

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI Canada StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$41,459,472	$92,296,168	$150,190,625	$40,039,442
Investments in affiliated issuers, at value	2,033,277	2,037,015	2,799,610	1,638,885

Total Investments	43,492,749	94,333,183	152,990,235	41,678,327
Foreign currency, at value	65,907	163,212	461,508	111,952
Cash at broker	—	—	—	—
Cash	—	18,757	23,806	—
Receivable from broker — variation margin on open futures contracts	—	—	—	—
Receivable for investments sold	133,654	—	—	—
Dividends receivable — unaffiliated issuers	61,031	210,914	312,706	75,641
Dividends receivable — affiliated issuers	2	226	355	13
Securities lending income receivable — unaffiliated issuers	1,768	808	755	1,769
Securities lending income receivable — affiliated issuers	2,874	2,115	1,660	370
Receivable from Adviser	—	—	39,152	—
Receivable for foreign taxes recoverable	21,700	18,309	45,113	—
Other Receivable	—	—	1,382	—

TOTAL ASSETS	43,779,685	94,747,524	153,876,672	41,868,072

LIABILITIES
Payable upon return of securities loaned	2,031,488	1,690,862	2,338,517	1,622,347
Payable for investments purchased	137,348	—	341	104,521
Deferred foreign taxes payable	—	—	8,836	—
Advisory fee payable	46,043	59,129	115,377	30,532
Trustees’ fees and expenses payable	89	119	174	9
Accrued expenses and other liabilities	—	2	943	1

TOTAL LIABILITIES	2,214,968	1,750,112	2,464,188	1,757,410

NET ASSETS	$41,564,717	$92,997,412	$151,412,484	$40,110,662

NET ASSETS CONSIST OF:
Paid-in Capital	$40,755,717	$80,213,859	$125,301,986	$36,615,459
Undistributed (distribution in excess of) net investment income (loss)	67,143	255,546	386,824	130,545
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	(1,530,675)	336,508	(385,878)	(256,666)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	2,271,307	12,155,557	26,086,609	3,621,483
Investments — affiliated issuers	—	33,583	27,058	—
Foreign currency translations	1,225	2,359	4,721	(159)
Futures contracts	—	—	—	—

NET ASSETS	$41,564,717	$92,997,412	$151,412,484	$40,110,662

NET ASSET VALUE PER SHARE
Net asset value per share	$63.95	$77.50	$89.07	$57.30

Shares outstanding (unlimited amount authorized, $0.01 par value)	650,000	1,200,000	1,700,000	700,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$39,188,165	$80,140,611	$124,104,016	$36,417,959
Investments in affiliated issuers	2,033,277	2,003,432	2,772,552	1,638,885

Total cost of investments	$41,221,442	$82,144,043	$126,876,568	$38,056,844

Foreign currency, at cost	$66,341	$161,625	$459,651	$112,232

* Includes investments in securities on loan, at value	$2,475,440	$3,793,645	$4,619,461	$1,639,034

** Includes deferred foreign taxes	$—	$—	$8,836	$—

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactorsSM ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactorsSM ETF	SPDR MSCI Germany StrategicFactorsSM ETF	SPDR MSCI Japan StrategicFactorsSM ETF

$2,342,527	$71,040,467	$255,506,669	$22,797,634	$319,067,791	$9,485,798	$23,753,961
749	2,113,826	6,433,128	1,629,908	6,299,509	4,859	2,580,068

2,343,276	73,154,293	261,939,797	24,427,542	325,367,300	9,490,657	26,334,029
39,214	152,664	1,186,029	286,225	1,172,257	9,188	43,426
—	—	—	91,459	—	—	—
—	—	—	—	1	—	—
—	—	—	21,798	—	—	—
—	—	1,175	—	—	—	—
—	254,406	899,013	60,769	599,421	—	200,033
1	31	227	1,498	565	6	15
—	460	1,966	438	2,129	—	121
—	2,749	7,286	309	2,957	—	515
—	14,477	—	—	—	—	—
—	45,454	136,433	518	458	90,372	6,646
—	1,382	—	1,382	—	—	—

2,382,491	73,625,916	264,171,926	24,891,938	327,145,088	9,590,223	26,584,785

—	2,106,482	6,204,945	434,013	5,879,993	—	2,568,084
—	58,158	755,557	1,398	18,676	—	—
—	—	—	—	43,221	—	—
3,934	42,741	176,004	18,628	202,414	10,275	15,438
25	68	17	7	154	7	24
23	841	—	752	3	—	—

3,982	2,208,290	7,136,523	454,798	6,144,461	10,282	2,583,546

$2,378,509	$71,417,626	$257,035,403	$24,437,140	$321,000,627	$9,579,941	$24,001,239

$2,495,938	$65,883,046	$239,716,682	$21,441,692	$285,286,461	$9,952,810	$23,409,033
(7,453)	325,130	1,522,319	28,470	479,253	(23,503)	161,275
(61,414)	30,644	(157,693)	(40,155)	(5,366,941)	(757,433)	(255,757)

(49,412)	5,177,593	15,949,930	2,979,748	40,643,283	400,090	686,577
—	—	—	—	—	—	—
850	1,213	4,165	7,948	1,792	7,977	111
—	—	—	19,437	—	—	—

$2,378,509	$71,417,626	$257,035,403	$24,437,140	$321,000,627	$9,579,941	$24,001,239

$23.79	$71.42	$64.26	$69.82	$64.85	$63.87	$80.00

100,000	1,000,000	4,000,000	350,000	4,950,000	150,000	300,000

$2,391,939	$65,862,874	$239,556,739	$19,817,886	$278,424,508	$9,085,708	$23,067,384
749	2,113,826	6,433,128	1,629,908	6,299,509	4,859	2,580,068

$2,392,688	$67,976,700	$245,989,867	$21,447,794	$284,724,017	$9,090,567	$25,647,452

$38,364	$153,228	$1,187,385	$278,499	$1,170,980	$9,237	$43,423

$—	$2,635,868	$6,524,858	$1,703,020	$10,839,683	$—	$2,558,616

$—	$—	$—	$—	$43,221	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2018 (Unaudited)

	SPDR MSCI United Kingdom StrategicFactorsSM ETF	SPDR MSCI World StrategicFactorsSM ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$18,364,405	$29,530,078	$503,635,574	$179,628,703
Investments in affiliated issuers, at value	144,088	405,574	5,463,090	19,163,095

Total Investments	18,508,493	29,935,652	509,098,664	198,791,798
Foreign currency, at value	31,969	60,158	912,492	551,452
Cash	—	4,917	39,360	28,016
Receivable for investments sold	—	—	—	—
Dividends receivable — unaffiliated issuers	74,498	65,342	361,844	870,098
Dividends receivable — affiliated issuers	2	20	1,184	349
Securities lending income receivable — unaffiliated issuers	—	147	18,004	—
Securities lending income receivable — affiliated issuers	28	371	16,388	23,937
Receivable for foreign taxes recoverable	299	7,873	—	45,404

TOTAL ASSETS	18,615,289	30,074,480	510,447,936	200,311,054

LIABILITIES
Payable upon return of securities loaned	142,395	376,622	5,463,090	18,986,384
Payable for investments purchased	—	—	132,111	—
Deferred foreign taxes payable	—	—	224,169	—
Advisory fee payable	7,939	21,905	610,674	181,215
Trustees’ fees and expenses payable	—	—	1,022	127
Accrued expenses and other liabilities	—	1	6	—

TOTAL LIABILITIES	150,334	398,528	6,431,072	19,167,726

NET ASSETS	$18,464,955	$29,675,952	$504,016,864	$181,143,328

NET ASSETS CONSIST OF:
Paid-in Capital	$19,118,628	$27,198,597	$469,519,269	$192,214,157
Undistributed (distribution in excess of) net investment income (loss)	47,373	156,145	(2,256,616)	(46,936)
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	(533,234)	123,922	(62,585,744)	(6,425,618)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	(168,054)	2,194,964	99,568,765	(4,603,895)
Investments — affiliated issuers	—	2,194	—	—
Foreign currency translations	242	130	(4,641)	5,620

NET ASSETS	$18,464,955	$29,675,952	$504,016,864	$181,143,328

NET ASSET VALUE PER SHARE
Net asset value per share	$52.76	$74.19	$105.00	$68.36

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	400,000	4,800,000	2,650,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$18,532,459	$27,335,114	$404,066,809	$184,232,598
Investments in affiliated issuers	144,088	403,380	5,463,090	19,163,095

Total cost of investments	$18,676,547	$27,738,494	$409,529,899	$203,395,693

Foreign currency, at cost	$32,082	$60,278	$917,805	$549,865

* Includes investments in securities on loan, at value	$137,431	$572,178	$40,115,235	$23,861,240

** Includes deferred foreign taxes	$—	$—	$224,169	$—

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

$215,020,827
2,360,198

217,381,025
429,267
41,922
7,088,003
269,733
474
354
2,194
20,576

225,233,548

1,861,333
7,942,197
—
195,892
65
—

9,999,487

$215,234,061

$237,431,902
1,172,955
(25,254,551)

1,879,240
—
4,515

$215,234,061

$48.92

4,400,000

$213,141,587
2,360,198

$215,501,785

$425,916

$8,656,106

$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI Canada StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$184,810	$982,676	$1,511,853	$562,099
Dividend income — affiliated issuers	42	2,324	2,288	202
Unaffiliated securities lending income	1,834	2,549	3,453	1,775
Affiliated securities lending income	3,651	6,970	4,991	591
Foreign taxes withheld	(23,921)	(42,296)	(71,547)	(84,315)

TOTAL INVESTMENT INCOME (LOSS)	166,416	952,223	1,451,038	480,352

EXPENSES
Advisory fee	74,926	117,550	228,774	60,136
Trustees’ fees and expenses	195	816	1,286	319
Miscellaneous expenses	210	101	—	2

TOTAL EXPENSES	75,331	118,467	230,060	60,457

Expenses waived/reimbursed by the Adviser	—	—	(77,544)	—

NET EXPENSES	75,331	118,467	152,516	60,457

NET INVESTMENT INCOME (LOSS)	91,085	833,756	1,298,522	419,895

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	971,784	315,492	459,636	273,614
Investments — affiliated issuers	—	—	6,070	—
In-kind redemptions — unaffiliated issuers	—	—	—	—
Foreign currency transactions	100	(1,504)	(12,926)	(4,199)
Futures contracts	—	—	—	—

Net realized gain (loss)	971,884	313,988	452,780	269,415

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(659,697)	2,936,445	4,879,219	(1,954,539)
Investments — affiliated issuers	—	5,212	(1,310)	—
Foreign currency translations	(7)	2,519	3,744	1,376
Futures contracts	—	—	—	—

Net change in unrealized appreciation/depreciation	(659,704)	2,944,176	4,881,653	(1,953,163)

NET REALIZED AND UNREALIZED GAIN (LOSS)	312,180	3,258,164	5,334,433	(1,683,748)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$403,265	$4,091,920	$6,632,955	$(1,263,853)

* Includes foreign capital gain taxes	$—	$—	$(1)	$—

** Includes foreign deferred taxes	$—	$—	$2,935	$—

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactorsSM ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactorsSM ETF	SPDR MSCI Germany StrategicFactorsSM ETF	SPDR MSCI Japan StrategicFactorsSM ETF

507	$662,175	$2,680,629	$171,689	$2,101,130	$37,420	$255,903
6	313	1,651	7,371	2,997	29	114
—	1,081	2,592	1,098	7,117	28	176
—	4,886	15,935	1,465	12,523	—	617
(50)	(57,271)	(215,651)	(23,769)	(234,624)	(5,411)	(25,588)

463	611,184	2,485,156	157,854	1,889,143	32,066	231,222

7,855	80,253	323,703	33,686	373,428	24,919	25,348
22	395	1,469	145	1,828	151	118
39	—	565	860	28	—	1

7,916	80,648	325,737	34,691	375,284	25,070	25,467

—	(27,146)	—	—	—	—	—

7,916	53,502	325,737	34,691	375,284	25,070	25,467

(7,453)	557,682	2,159,419	123,163	1,513,859	6,996	205,755

(1,065)	23,297	67,970	7,554	1,410,813	227,130	(2,458)
—	—	—	—	—	—	—
—	—	4,152,487	—	—	1,893,039	892,635
251	7,480	16,042	3,289	(77,804)	409	2,776
—	—	—	(17,389)	—	—	—

(814)	30,777	4,236,499	(6,546)	1,333,009	2,120,578	892,953

28,676	(105,733)	(3,541,354)	1,387,132	14,308,358	(1,335,755)	(321,810)
—	—	—	—	—	—	—
767	206	1,132	8,674	6,264	2,683	825
—	—	—	35,575	—	—	—

29,443	(105,527)	(3,540,222)	1,431,381	14,314,622	(1,333,072)	(320,985)

28,629	(74,750)	696,277	1,424,835	15,647,631	787,506	571,968

$21,176	$482,932	$2,855,696	$1,547,998	$17,161,490	$794,502	$777,723

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$34,538	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2018 (Unaudited)

	SPDR MSCI United Kingdom StrategicFactorsSM ETF	SPDR MSCI World StrategicFactorsSM ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$141,777	$190,696	$1,184,932	$3,502,674
Dividend income — affiliated issuers	9	358	9,790	2,082
Dividend income — non-cash	9,548	107,838	—	—
Unaffiliated securities lending income	1	355	87,346	16,336
Affiliated securities lending income	61	792	78,229	65,255
Foreign taxes withheld	(1,124)	(12,593)	(62,532)	(261,547)

TOTAL INVESTMENT INCOME (LOSS)	150,272	287,446	1,297,765	3,324,800

EXPENSES
Advisory fee	11,922	38,690	1,158,739	355,356
Trustees’ fees and expenses	55	206	3,705	1,407
Miscellaneous expenses	1	29	20	1,199

TOTAL EXPENSES	11,978	38,925	1,162,464	357,962

NET INVESTMENT INCOME (LOSS)	138,294	248,521	135,301	2,966,838

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(105,001)	126,279	611,742	(518,821)
In-kind redemptions — unaffiliated issuers	—	—	—	16,127,913
Foreign currency transactions	2,044	3,169	(5,038)	(13,636)

Net realized gain (loss)	(102,957)	129,448	606,704	15,595,456

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(97,485)	390,524	32,160,584	(13,984,977)
Investments — affiliated issuers	—	393	—	—
Foreign currency translations	(450)	(135)	870	7,522

Net change in unrealized appreciation/depreciation	(97,935)	390,782	32,161,454	(13,977,455)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(200,892)	520,230	32,768,158	1,618,001

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(62,598)	$768,751	$32,903,459	$4,584,839

* Includes foreign deferred taxes	$—	$—	$(81,404)	$—

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

3,092,703
2,654
299,239
2,110
21,619
(239,748)

3,178,577

379,194
1,463
414

381,071

2,797,506

(1,339,048)
1,281,487
(13,371)

(70,932)

(11,152,612)
—
4,493

(11,148,119)

(11,219,051)

$(8,421,545)

$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX Small Cap ETF		SPDR MSCI ACWI IMI ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$91,085	$237,931	$833,756	$1,928,550
Net realized gain (loss)	971,884	515,016	313,988	3,826,936
Net change in unrealized appreciation/depreciation	(659,704)	3,288,061	2,944,176	9,476,943

Net increase (decrease) in net assets resulting from operations	403,265	4,041,008	4,091,920	15,232,429

Net equalization credits and charges	(161)	1,847	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(63,478)	(243,975)	(1,415,842)	(1,770,932)
Return of capital	—	—	—	—

Total distributions to shareholders	(63,478)	(243,975)	(1,415,842)	(1,770,932)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	22,456,335	3,117,605	—	26,144,694
Cost of shares redeemed	—	—	—	(14,167,487)
Net income equalization	161	(1,847)	—	—

Net increase (decrease) in net assets from beneficial interest transactions	22,456,496	3,115,758	—	11,977,207

Net increase (decrease) in net assets during the period	22,796,122	6,914,638	2,676,078	25,438,704

Net assets at beginning of period	18,768,595	11,853,957	90,321,334	64,882,630

NET ASSETS AT END OF PERIOD	$41,564,717	$18,768,595	$92,997,412	$90,321,334

Undistributed (distribution in excess of) net investment income (loss)	$67,143	$39,536	$255,546	$837,631

SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	50,000	—	400,000
Shares redeemed	—	—	—	(200,000)

Net increase (decrease)	350,000	50,000	—	200,000

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF		SPDR MSCI Canada StrategicFactorsSM ETF		SPDR MSCI China A Shares IMI ETF
Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17

$1,298,522	$2,942,232	$419,895	$602,610	$(7,453)	$13,085
452,780	(99,729)	269,415	(252,542)	(814)	(25,119)
4,881,653	19,444,957	(1,953,163)	4,182,781	29,443	242,801

6,632,955	22,287,460	(1,263,853)	4,532,849	21,176	230,767

—	276,534	1,053	48,731	—	—

(1,453,991)	(2,915,464)	(457,120)	(529,524)	—	(12,958)
—	—	—	—	—	(7,669)

(1,453,991)	(2,915,464)	(457,120)	(529,524)	—	(20,627)

—	30,178,050	3,078,897	16,319,215	—	—
—	—	—	—	—	—
—	(276,534)	(1,053)	(48,731)	—	—

—	29,901,516	3,077,844	16,270,484	—	—

5,178,964	49,550,046	1,357,924	20,322,540	21,176	210,140

146,233,520	96,683,474	38,752,738	18,430,198	2,357,333	2,147,193

$151,412,484	$146,233,520	$40,110,662	$38,752,738	$2,378,509	$2,357,333

$386,824	$542,293	$130,545	$167,770	$(7,453)	$—

—	400,000	50,000	300,000	—	—
—	—	—	—	—	—

—	400,000	50,000	300,000	—	—

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)	For the Period 10/25/16* - 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$557,682	$886,180	$2,159,419	$3,428,424
Net realized gain (loss)	30,777	180,696	4,236,499	3,033
Net change in unrealized appreciation/depreciation	(105,527)	5,284,333	(3,540,222)	19,736,059

Net increase (decrease) in net assets resulting from operations	482,932	6,351,209	2,855,696	23,167,516

Net equalization credits and charges	17,605	10,704	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(324,489)	(803,032)	(1,791,234)	(2,367,462)
Net realized gains	(172,040)	—	—	—

Total distributions to shareholders	(496,529)	(803,032)	(1,791,234)	(2,367,462)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	25,451,322	40,431,724	82,745,464	163,529,104
Cost of shares redeemed	—	—	(19,418,576)	—
Net income equalization	(17,605)	(10,704)	—	—
Other capital	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	25,433,717	40,421,020	63,326,888	163,529,104

Net increase (decrease) in net assets during the period	25,437,725	45,979,901	64,391,350	184,329,158

Net assets at beginning of period	45,979,901	—	192,644,053	8,314,895

NET ASSETS AT END OF PERIOD	$71,417,626	$45,979,901	$257,035,403	$192,644,053

Undistributed (distribution in excess of) net investment income (loss)	$325,130	$91,937	$1,522,319	$1,154,134

SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	650,000	1,250,000	2,900,000
Shares redeemed	—	—	(300,000)	—

Net increase (decrease)	350,000	650,000	950,000	2,900,000

*	Inception date.

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactorsSM ETF		SPDR MSCI Germany StrategicFactorsSM ETF
Six Months Ended 3/31/18 (Unaudited)	For the Period 10/25/16* - 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17

$123,163	$211,804	$1,513,859	$4,025,325	$6,996	$283,624
(6,546)	92,836	1,333,009	(753,946)	2,120,578	(626,389)
1,431,381	1,575,752	14,314,622	22,801,699	(1,333,072)	1,979,796

1,547,998	1,880,392	17,161,490	26,073,078	794,502	1,637,031

(3,808)	26,909	—	—	(10,668)	117,483

(70,747)	(231,170)	(3,448,499)	(2,754,029)	(30,499)	(389,383)
(131,111)	—	—	—	—	—

(201,858)	(231,170)	(3,448,499)	(2,754,029)	(30,499)	(389,383)

6,769,731	14,664,269	93,263,625	74,051,529	—	11,900,436
—	—	—	—	(10,101,079)	(7,261,821)
3,808	(26,909)	—	—	10,668	(117,483)
3,156	4,622	79,048	35,154	—	—

6,776,695	14,641,982	93,342,673	74,086,683	(10,090,411)	4,521,132

8,119,027	16,318,113	107,055,664	97,405,732	(9,337,076)	5,886,263

16,318,113	—	213,944,963	116,539,231	18,917,017	13,030,754

$24,437,140	$16,318,113	$321,000,627	$213,944,963	$9,579,941	$18,917,017

$28,470	$(23,946)	$479,253	$2,413,893	$(23,503)	$—

100,000	250,000	1,425,000	1,350,000	—	200,000
—	—	—	—	(150,000)	(150,000)

100,000	250,000	1,425,000	1,350,000	(150,000)	50,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Japan StrategicFactorsSM ETF		SPDR MSCI United Kingdom StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$205,755	$229,671	$138,294	$239,185
Net realized gain (loss)	892,953	782,617	(102,957)	125,843
Net change in unrealized appreciation/depreciation	(320,985)	587,322	(97,935)	400,819

Net increase (decrease) in net assets resulting from operations	777,723	1,599,610	(62,598)	765,847

Net equalization credits and charges	(6,813)	(1,004)	58,683	124,450

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(146,582)	(216,441)	(87,042)	(329,690)
Net realized gains	—	—	—	—

Total distributions to shareholders	(146,582)	(216,441)	(87,042)	(329,690)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	15,939,799	6,962,943	13,315,872	10,254,196
Cost of shares redeemed	(7,466,856)	(6,935,724)	—	(7,804,799)
Net income equalization	6,813	1,004	(58,683)	(124,450)
Other capital	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	8,479,756	28,223	13,257,189	2,324,947

Net increase (decrease) in net assets during the period	9,104,084	1,410,388	13,166,232	2,885,554

Net assets at beginning of period	14,897,155	13,486,767	5,298,723	2,413,169

NET ASSETS AT END OF PERIOD	$24,001,239	$14,897,155	$18,464,955	$5,298,723

Undistributed (distribution in excess of) net investment income (loss)	$161,275	$102,102	$47,373	$(4,993)

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	100,000	250,000	200,000
Shares redeemed	(100,000)	(100,000)	—	(150,000)

Net increase (decrease)	100,000	—	250,000	50,000

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactorsSM ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Global Dividend ETF
Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17

$248,521	$523,246	$135,301	$6,803,975	$2,966,838	$4,815,094
129,448	1,695,548	606,704	(2,099,858)	15,595,456	2,573,035
390,782	1,458,613	32,161,454	66,181,801	(13,977,455)	7,158,254

768,751	3,677,407	32,903,459	70,885,918	4,584,839	14,546,383

—	—	—	—	4,720	194,504

(257,129)	(400,647)	(6,080,034)	(7,047,374)	(3,118,194)	(4,751,992)
(110,118)	—	—	—	—	—

(367,247)	(400,647)	(6,080,034)	(7,047,374)	(3,118,194)	(4,751,992)

7,668,909	19,119,111	63,512,781	29,445,089	83,089,999	57,947,434
—	(7,165,424)	—	(15,502,785)	(69,138,491)	(6,314,476)
—	—	—	—	(4,720)	(194,504)
—	—	27,902	13,499	—	—

7,668,909	11,953,687	63,540,683	13,955,803	13,946,788	51,438,454

8,070,413	15,230,447	90,364,108	77,794,347	15,418,153	61,427,349

21,605,539	6,375,092	413,652,756	335,858,409	165,725,175	104,297,826

$29,675,952	$21,605,539	$504,016,864	$413,652,756	$181,143,328	$165,725,175

$156,145	$164,753	$(2,256,616)	$3,688,117	$(46,936)	$104,420

100,000	300,000	600,000	300,000	1,150,000	900,000
—	(100,000)	—	(200,000)	(950,000)	(100,000)

100,000	200,000	600,000	100,000	200,000	800,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,797,506	$4,524,990
Net realized gain (loss)	(70,932)	(420,266)
Net change in unrealized appreciation/depreciation	(11,148,119)	13,120,650

Net increase (decrease) in net assets resulting from operations	(8,421,545)	17,225,374

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,041,099)	(3,938,322)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	50,626,303	91,715,714
Cost of shares redeemed	(5,306,624)	(9,475,992)
Other capital	76	—

Net increase (decrease) in net assets from beneficial interest transactions	45,319,755	82,239,722

Net increase (decrease) in net assets during the period	33,857,111	95,526,774

Net assets at beginning of period	181,376,950	85,850,176

NET ASSETS AT END OF PERIOD	$215,234,061	$181,376,950

Undistributed (distribution in excess of) net investment income (loss)	$1,172,955	$1,416,548

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	1,900,000
Shares redeemed	(100,000)	(200,000)

Net increase (decrease)	900,000	1,700,000

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$62.56		$47.42	$46.83	$50.65	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.94	1.00	1.18	0.16
Net realized and unrealized gain (loss) (b)	1.35		15.17	0.43	(4.00)	(9.47)

Total from investment operations	1.53		16.11	1.43	(2.82)	(9.31)

Net equalization credits and charges (a)	(0.00	)(c)	0.01	(0.04)	0.40	—

Voluntary contribution from Adviser	—		—	—	—	0.07

Distributions to shareholders from:
Net investment income	(0.14)		(0.98)	(0.80)	(1.40)	(0.11)

Net asset value, end of period	$63.95		$62.56	$47.42	$46.83	$50.65

Total return (d)	2.43%		34.30%	3.14%	(4.97)%	(15.43	)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,565		$18,769	$11,854	$11,708	$7,598
Ratios to average net assets:
Total expenses	0.45	%(f)	0.45%	0.45%	0.46%	0.45	%(f)
Net investment income (loss)	0.55	%(f)	1.79%	2.13%	2.33%	0.89	%(f)
Portfolio turnover rate (g)	25	%(h)	40%	53%	46%	30	%(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than 0.005%.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI IMI ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13
Net asset value, beginning of period	$75.27		$64.88	$58.64	$63.82		$58.20		$50.04

Income (loss) from investment operations:
Net investment income (loss) (a)	0.69		1.55	1.53	1.74		1.48		1.30
Net realized and unrealized gain (loss) (b)	2.72		10.34	6.12	(5.17)		5.39		8.16

Total from investment operations	3.41		11.89	7.65	(3.43)		6.87		9.46

Distributions to shareholders from:
Net investment income	(1.18)		(1.50)	(1.41)	(1.75)		(1.21)		(1.28)
Net realized gains	—		—	—	(0.00	)(c)	(0.04)		(0.02)

Total distributions	(1.18)		(1.50)	(1.41)	(1.75)		(1.25)		(1.30)

Net asset value, end of period	$77.50		$75.27	$64.88	$58.64		$63.82		$58.20

Total return (d)	4.51%		18.58%	13.20%	(5.61)%		11.77%		19.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$92,997		$90,321	$64,883	$35,186		$57,434		$5,820
Ratios to average net assets:
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%		0.25%		0.25%
Net investment income (loss)	1.77	%(e)	2.25%	2.48%	2.70%		2.31%		2.40%
Portfolio turnover rate (f)	1	%(g)	2%	2%	3%		0	%(h)	0	%(h)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount is less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	For the Period 11/26/14* - 9/30/15
Net asset value, beginning of period	$86.02		$74.37	$67.90	$75.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.76		1.82	1.69	1.53
Net realized and unrealized gain (loss) (b)	3.15		11.37	6.47	(7.64)

Total from investment operations	3.91		13.19	8.16	(6.11)

Net equalization credits and charges (a)	—		0.17	0.02	0.03

Distributions to shareholders from:
Net investment income	(0.86)		(1.71)	(1.66)	(1.02)
Net realized gains	—		—	(0.05)	—

Total distributions	(0.86)		(1.71)	(1.71)	(1.02)

Net asset value, end of period	$89.07		$86.02	$74.37	$67.90

Total return (c)	4.52%		18.16%	12.22%	(8.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$151,412		$146,234	$96,683	$81,474
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30%	0.30%	0.30	%(d)
Net expenses	0.20	%(d)	0.20%	0.20%	0.20	%(d)
Net investment income (loss)	1.70	%(d)	2.28%	2.38%	2.42	%(d)
Portfolio turnover rate (e)	10	%(f)	12%	12%	4	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Canada StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$59.62		$52.66	$46.60	$59.82	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.62		1.17	1.13	1.18	0.39
Net realized and unrealized gain (loss) (b)	(2.24)		6.80	5.90	(13.19)	(0.55)

Total from investment operations	(1.62)		7.97	7.03	(12.01)	(0.16)

Net equalization credits and charges (a)	0.00	(c)	0.09	0.11	0.40	—

Distributions to shareholders from:
Net investment income	(0.70)		(1.10)	(1.08)	(1.61)	(0.02)

Net asset value, end of period	$57.30		$59.62	$52.66	$46.60	$59.82

Total return (d)	(2.78)%		15.52%	15.62%	(19.84)%	(0.26)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,111		$38,753	$18,430	$9,319	$2,991
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30	%(e)
Net investment income (loss)	2.09	%(e)	2.11%	2.30%	2.21%	2.06	%(e)
Portfolio turnover rate (f)	9	%(g)	17%	21%	15%	2	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI China A Shares IMI ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	For the Period 10/29/15* - 9/30/16
Net asset value, beginning of period	$23.57		$21.47	$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)		0.13	0.15
Net realized and unrealized gain (loss) (b)	0.29		2.18	(3.43)

Total from investment operations	0.22		2.31	(3.28)

Other capital	—		—	0.06

Distributions to shareholders from:
Net investment income	—		(0.13)	(0.31)
Return of Capital	—		(0.08)	—

Total distributions	—		(0.21)	(0.31)

Net asset value, end of period	$23.79		$23.57	$21.47

Total return (c)	0.86%		10.82%	(12.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,379		$2,357	$2,147
Ratios to average net assets:
Total expenses	0.66	%(d)	0.65%	0.66	%(d)
Net investment income (loss)	(0.62	)%(d)	0.60%	0.74	%(d)
Portfolio turnover rate (e)	8	%(f)	1%	14	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/18 (Unaudited)		For the Period 10/25/16* - 9/30/17
Net asset value, beginning of period	$70.74		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.75		1.72
Net realized and unrealized gain (loss) (b)	0.62		10.56

Total from investment operations	1.37		12.28

Net equalization credits and charges (a)	0.02		0.02

Distributions to shareholders from:
Net investment income	(0.46)		(1.56)
Net realized gains	(0.25)		—

Total distributions	(0.71)		(1.56)

Net asset value, end of period	$71.42		$70.74

Total return (c)	1.94%		20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$71,418		$45,980
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30	%(d)
Net expenses	0.20	%(d)	0.20	%(d)
Net investment income (loss)	2.08	%(d)	2.83	%(d)
Portfolio turnover rate (e)	2	%(f)	9	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$63.16		$55.43	$52.68	$57.28		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.65		1.90	1.56	1.60		0.45
Net realized and unrealized gain (loss) (b)	1.08		6.86	2.70	(4.56)		(3.14)

Total from investment operations	1.73		8.76	4.26	(2.96)		(2.69)

Distributions to shareholders from:
Net investment income	(0.63)		(1.03)	(1.51)	(1.64)		(0.03)
Net realized gains	—		—	—	(0.00	)(c)	—

Total distributions	(0.63)		(1.03)	(1.51)	(1.64)		(0.03)

Net asset value, end of period	$64.26		$63.16	$55.43	$52.68		$57.28

Total return (d)	2.72%		15.92%	8.21%	(5.34)%		(4.48)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$257,035		$192,644	$8,315	$5,268		$5,728
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%		0.30	%(e)
Net investment income (loss)	2.00	%(e)	3.20%	2.89%	2.80%		2.35	%(e)
Portfolio turnover rate (f)	5	%(g)	9%	20%	14%		0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/18 (Unaudited)		For the Period 10/25/16* - 9/30/17
Net asset value, beginning of period	$65.27		$55.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.38		1.38
Net realized and unrealized gain (loss) (b)	4.85		9.81

Total from investment operations	5.23		11.19

Net equalization credits and charges (a)	(0.01)		0.17

Other capital	0.01		0.03

Distributions to shareholders from:
Net investment income	(0.24)		(1.12)
Net realized gains	(0.44)		—

Total distributions	(0.68)		(1.12)

Net asset value, end of period	$69.82		$65.27

Total return (c)	7.94%		21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,437		$16,318
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30	%(d)
Net investment income (loss)	1.10	%(d)	2.44	%(d)
Portfolio turnover rate (e)	1	%(f)	2	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$60.69		$53.58	$47.58	$59.59		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.39		1.40	1.27	1.58		0.77
Net realized and unrealized gain (loss) (b)	4.69		6.69	5.69	(12.48)		(1.23)

Total from investment operations	5.08		8.09	6.96	(10.90)		(0.46)

Other capital	0.02		0.01	0.05	0.20		0.06

Distributions to shareholders from:
Net investment income	(0.94)		(0.99)	(1.01)	(1.31)		(0.01)
Net realized gains	—		—	—	(0.00	)(c)	—

Total distributions	(0.94)		(0.99)	(1.01)	(1.31)		(0.01)

Net asset value, end of period	$64.85		$60.69	$53.58	$47.58		$59.59

Total return (d)	8.42%		15.39%	15.00%	(18.29)%		(0.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$321,001		$213,945	$116,539	$71,371		$5,959
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%		0.31	%(e)
Net investment income (loss)	1.22	%(e)	2.50%	2.59%	2.82%		3.85	%(e)
Portfolio turnover rate (f)	7	%(g)	17%	34%	23%		0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Germany StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$63.06		$52.12		$48.44	$53.58	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.03		1.39	(b)	1.20	1.24	0.02	(c)
Net realized and unrealized gain (loss) (d)	0.92		10.33		3.33	(5.39)	(6.44)

Total from investment operations	0.95		11.72		4.53	(4.15)	(6.42)

Net equalization credits and charges (a)	(0.04)		0.58		0.20	0.18	—

Distributions to shareholders from:
Net investment income	(0.10)		(1.36)		(1.05)	(1.17)	(0.00	)(e)

Net asset value, end of period	$63.87		$63.06		$52.12	$48.44	$53.58

Total return (f)	1.44%		23.78	%(b)	9.99%	(7.64)%	(10.70	)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,580		$18,917		$13,031	$9,688	$5,358
Ratios to average net assets:
Total expenses	0.30	%(g)	0.30%		0.30%	0.30%	0.30	%(g)
Net investment income (loss)	0.08	%(g)	2.44	%(b)	2.37%	2.26%	0.11	%(c)(g)
Portfolio turnover rate (h)	10	%(i)	19%		27%	18%	1	%(i)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.29 per share and 0.50% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 23.40%.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Japan StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$74.49		$67.43	$59.76	$60.46	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.96		1.16	0.95	0.88	0.41
Net realized and unrealized gain (loss) (b)	5.31		6.99	7.42	(0.97)	0.05

Total from investment operations	6.27		8.15	8.37	(0.09)	0.46

Net equalization credits and charges (a)	(0.03)		(0.01)	0.27	0.24	—

Distributions to shareholders from:
Net investment income	(0.73)		(1.08)	(0.96)	(0.84)	—
Net realized gains	—		—	(0.01)	(0.01)	—

Total distributions	(0.73)		(1.08)	(0.97)	(0.85)	—

Net asset value, end of period	$80.00		$74.49	$67.43	$59.76	$60.46

Total return (c)	8.40%		12.21%	14.55%	0.21%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,001		$14,897	$13,487	$11,951	$6,046
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30	%(d)
Net investment income (loss)	2.44	%(d)	1.67%	1.48%	1.38%	2.21	%(d)
Portfolio turnover rate (e)	10	%(f)	22%	23%	23%	0	%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount is less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI United Kingdom StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$52.99		$48.26	$50.14	$57.08	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.92		2.26	1.82	2.18	0.62	(b)
Net realized and unrealized gain (loss) (c)	(0.67)		3.20	(1.77)	(7.43)	(3.53)

Total from investment operations	0.25		5.46	0.05	(5.25)	(2.91)

Net equalization credits and charges (a)	0.39		1.18	—	0.34	—

Distributions to shareholders from:
Net investment income	(0.87)		(1.91)	(1.93)	(2.03)	(0.01)

Net asset value, end of period	$52.76		$52.99	$48.26	$50.14	$57.08

Total return (d)	1.19%		14.13%	0.18%	(8.85)%	(4.86	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,465		$5,299	$2,413	$2,507	$5,708
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.31%	0.30%	0.30	%(e)
Net investment income (loss)	3.48	%(e)	4.49%	3.71%	3.90%	3.40	%(b)(e)
Portfolio turnover rate (f)	9	%(g)	27%	24%	31%	0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactorsSM ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$72.02		$63.75	$57.96	$59.95		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.72		1.58	1.40	1.35		0.37
Net realized and unrealized gain (loss) (b)	2.68		8.20	6.46	(2.04)		(0.38)

Total from investment operations	3.40		9.78	7.86	(0.69)		(0.01)

Distributions to shareholders from:
Net investment income	(0.86)		(1.51)	(1.37)	(1.30)		(0.04)
Net realized gains	(0.37)		—	(0.70)	(0.00	)(c)	—

Total distributions	(1.23)		(1.51)	(2.07)	(1.30)		(0.04)

Net asset value, end of period	$74.19		$72.02	$63.75	$57.96		$59.95

Total return (d)	4.69%		15.53%	13.78%	(1.25)%		(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,676		$21,606	$6,375	$5,796		$5,995
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%		0.30	%(e)
Net investment income (loss)	1.93	%(e)	2.32%	2.29%	2.18%		1.90	%(e)
Portfolio turnover rate (f)	5	%(g)	12%	18%	13%		0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$98.49		$81.92	$72.62	$83.84	$75.37	$73.54

Income (loss) from investment operations:
Net investment income (loss) (a)	0.03		1.71	1.38	1.83	1.74	1.62
Net realized and unrealized gain (loss) (b)	7.85		16.67	10.81	(11.83)	7.95	1.96

Total from investment operations	7.88		18.38	12.19	(10.00)	9.69	3.58

Other capital	0.01		0.00 (c)	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.38)		(1.81)	(2.89)	(1.22)	(1.22)	(1.75)

Net asset value, end of period	$105.00		$98.49	$81.92	$72.62	$83.84	$75.37

Total return (d)	8.03%		23.02%	17.24%	(12.15)%	12.99%	4.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$504,017		$413,653	$335,858	$428,447	$687,494	$399,460
Ratios to average net assets:
Total expenses	0.49	%(e)	0.49%	0.49%	0.53%	0.59%	0.59%
Net investment income (loss)	0.06	%(e)	1.98%	1.85%	2.14%	2.17%	2.14%
Portfolio turnover rate (f)	1	%(g)	4%	1%	28%	15%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	For the Period 5/29/13* - 9/30/13
Net asset value, beginning of period	$67.64		$63.21	$58.60	$64.89	$63.33	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.16		2.44	2.56	2.70	2.99	0.75
Net realized and unrealized gain (loss) (b)	0.78		4.19	4.87	(6.27)	1.32	3.20

Total from investment operations	1.94		6.63	7.43	(3.57)	4.31	3.95

Net equalization credits and charges (a)	0.00	(c)	0.10	0.08	0.39	0.06	0.01

Distributions to shareholders from:
Net investment income	(1.22)		(2.30)	(2.61)	(2.61)	(2.81)	(0.63)
Net realized gains	—		—	(0.29)	(0.50)	—	—

Total distributions	(1.22)		(2.30)	(2.90)	(3.11)	(2.81)	(0.63)

Net asset value, end of period	$68.36		$67.64	$63.21	$58.60	$64.89	$63.33

Total return (d)	2.82%		10.83%	13.16%	(5.17)%	6.85%	6.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$181,143		$165,725	$104,298	$73,250	$29,200	$9,499
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40	%(e)
Net investment income (loss)	3.34	%(e)	3.76%	4.27%	4.16%	4.46%	3.61	%(e)
Portfolio turnover rate (f)	39	%(g)	47%	49%	31%	37%	10	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$51.82		$47.69	$43.31	$48.84	$43.51	$40.42

Income (loss) from investment operations:
Net investment income (loss) (a)	0.75		1.73	1.58	1.46	1.68	1.99
Net realized and unrealized gain (loss) (b)	(2.76)		4.03	4.23	(5.62)	5.20	2.71

Total from investment operations	(2.01)		5.76	5.81	(4.16)	6.88	4.70

Other capital	0.00	(c)	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.89)		(1.63)	(1.43)	(1.37)	(1.55)	(1.61)

Net asset value, end of period	$48.92		$51.82	$47.69	$43.31	$48.84	$43.51

Total return (d)	(3.99)%		12.35%	13.85%	(8.77)%	15.95%	11.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$215,234		$181,377	$85,850	$56,299	$112,333	$52,217
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.41%	0.50%
Net investment income (loss)	2.95	%(e)	3.54%	3.55%	3.03%	3.51%	4.79%
Portfolio turnover rate (f)	6	%(g)	22%	21%	7%	14%	74%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of March 31, 2018, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR EURO STOXX Small Cap ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI Canada StrategicFactorsSM ETF

SPDR MSCI China A Shares IMI ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI EAFE StrategicFactorsSM ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets StrategicFactorsSM ETF

SPDR MSCI Germany StrategicFactorsSM ETF

SPDR MSCI Japan StrategicFactorsSM ETF

SPDR MSCI United Kingdom StrategicFactorsSM ETF

SPDR MSCI World StrategicFactorsSM ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Global Dividend ETF

SPDR S&P Global Infrastructure ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The SPDR MSCI China A Shares IMI ETF had transfers of securities from Level 1 to Level 2 during the period ended March 31, 2018 in the amounts of $99,016. At March 31, 2018, these investments were valued using alternative valuation procedures under the valuation policy and procedures adopted by the Board. At September 30, 2017, these investments were valued at exchange closing prices in accordance with the Fund’s valuation policy.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended March 31, 2018:

SPDR EURO STOXX Small Cap ETF

SPDR MSCI Canada StrategicFactorsSM ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SPDR MSCI Germany StrategicFactorsSM ETF

SPDR MSCI Japan StrategicFactorsSM ETF

SPDR MSCI United Kingdom StrategicFactorsSM ETF

SPDR S&P Global Dividend ETF

Distributions

The following Fund declares and distributes from net investment income, if any, to its shareholders quarterly:

SPDR S&P Global Dividend ETF

The following Funds declare and distribute from net investment income, if any, to its shareholders semi-annually:

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

SPDR EURO STOXX Small Cap ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI Canada StrategicFactorsSM ETF

SPDR MSCI China A Shares IMI ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI EAFE StrategicFactorsSM ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets StrategicFactorsSM ETF

SPDR MSCI Germany StrategicFactorsSM ETF

SPDR MSCI Japan StrategicFactorsSM ETF

SPDR MSCI United Kingdom StrategicFactorsSM ETF

SPDR MSCI World StrategicFactorsSM ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Global Infrastructure ETF

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2018, the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF entered into futures contracts for return enhancement, hedging and exposing cash reserves to markets.

The following tables summarize the value of the Fund’s derivative instruments as of March 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives
Interest Rate Contracts Risk		Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Futures Contracts	$—	$—	$—	$21,798	$—	$21,798

Net Realized Gain (Loss)
Interest Rate Contracts Risk		Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Futures Contracts	$—	$—	$—	$(17,389)	$—	$(17,389)

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)
Interest Rate Contracts Risk		Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Futures Contracts	$—	$—	$—	$35,575	$—	$35,575

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement” ) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR EURO STOXX Small Cap ETF	0.45%
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR MSCI Canada StrategicFactorsSM ETF	0.30
SPDR MSCI China A Shares IMI ETF	0.65
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI EAFE StrategicFactorsSM ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactorsSM ETF	0.30
SPDR MSCI Germany StrategicFactorsSM ETF	0.30
SPDR MSCI Japan StrategicFactorsSM ETF	0.30
SPDR MSCI United Kingdom StrategicFactorsSM ETF	0.30
SPDR MSCI World StrategicFactorsSM ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees, acquired fund fees and expenses, litigation expenses and other extraordinary expenses).

The Adviser has contractually agreed to waive its management fee and reimburse certain expenses, until January 31, 2019, so that the net annual Fund operating expenses of the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF will be limited to 0.20% of each Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of the Fund and, therefore, do not include the Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2019, the waiver may be cancelled or modified at any time. For the period ended March 31, 2018, the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF waived $77,544 and $27,146, respectively.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees , who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2018, were as follows:

	Purchases	Sales
SPDR EURO STOXX Small Cap ETF	$30,787,192	$8,398,059
SPDR MSCI ACWI IMI ETF	933,368	1,828,732
SPDR MSCI ACWI Low Carbon Target ETF	14,762,701	15,300,576
SPDR MSCI Canada StrategicFactorsSM ETF	6,598,252	3,457,074
SPDR MSCI China A Shares IMI ETF	181,290	213,672
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	26,451,910	1,037,088
SPDR MSCI EAFE StrategicFactorsSM ETF	10,821,289	10,066,912
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	6,541,201	199,640
SPDR MSCI Emerging Markets StrategicFactorsSM ETF	59,697,689	17,800,341
SPDR MSCI Germany StrategicFactorsSM ETF	1,698,125	1,721,847

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

	Purchases	Sales
SPDR MSCI Japan StrategicFactorsSM ETF	$17,441,437	$9,006,002
SPDR MSCI United Kingdom StrategicFactorsSM ETF	14,116,632	801,203
SPDR MSCI World StrategicFactorsSM ETF	8,789,107	1,297,777
SPDR S&P Emerging Asia Pacific ETF	63,573,521	3,288,731
SPDR S&P Global Dividend ETF	150,944,744	137,834,631
SPDR S&P Global Infrastructure ETF	12,020,473	11,706,640

For the period ended March 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX Small Cap ETF	$22,315,246	$—	$—
SPDR MSCI Canada StrategicFactorsSM ETF	3,078,721	—	—
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	24,360,468	—	—
SPDR MSCI EAFE StrategicFactorsSM ETF	81,878,209	19,001,122	4,152,487
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,606,791	—	—
SPDR MSCI Emerging Markets StrategicFactorsSM ETF	48,811,097	—	—
SPDR MSCI Germany StrategicFactorsSM ETF	—	10,100,611	1,893,039
SPDR MSCI Japan StrategicFactorsSM ETF	15,634,074	7,317,402	892,635
SPDR MSCI United Kingdom StrategicFactorsSM ETF	13,316,537	—	—
SPDR MSCI World StrategicFactorsSM ETF	7,407,940	—	—
SPDR S&P Emerging Asia Pacific ETF	41,659,363	—	—
SPDR S&P Global Dividend ETF	80,286,696	69,705,255	16,127,913
SPDR S&P Global Infrastructure ETF	50,588,931	5,306,994	1,281,487

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

September 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX Small Cap ETF	$41,306,779	$3,681,342	$1,495,372	$2,185,970
SPDR MSCI ACWI IMI ETF	82,341,610	17,390,871	5,399,298	11,991,573
SPDR MSCI ACWI Low Carbon Target ETF	127,062,958	31,855,978	5,928,701	25,927,277
SPDR MSCI Canada StrategicFactorsSM ETF	38,144,366	4,478,304	944,343	3,533,961
SPDR MSCI China A Shares IMI ETF	2,392,688	407,359	456,771	(49,412)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	68,059,640	6,450,175	1,355,522	5,094,653
SPDR MSCI EAFE StrategicFactorsSM ETF	246,157,415	20,987,556	5,205,174	15,782,382
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	21,473,842	3,665,180	711,480	2,953,700
SPDR MSCI Emerging Markets StrategicFactorsSM ETF	285,339,310	49,602,688	9,574,698	40,027,990
SPDR MSCI Germany StrategicFactorsSM ETF	9,129,190	755,482	394,015	361,467
SPDR MSCI Japan StrategicFactorsSM ETF	25,671,706	1,331,381	669,058	662,323
SPDR MSCI United Kingdom StrategicFactorsSM ETF	18,724,281	374,484	590,272	(215,788)
SPDR MSCI World StrategicFactorsSM ETF	27,749,743	3,092,172	906,263	2,185,909
SPDR S&P Emerging Asia Pacific ETF	412,435,832	146,971,045	50,308,213	96,662,832
SPDR S&P Global Dividend ETF	204,803,470	8,784,904	14,796,576	(6,011,672)
SPDR S&P Global Infrastructure ETF	216,068,437	16,426,084	15,113,496	1,312,588

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of March 31, 2018, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX Small Cap ETF	$2,475,440	$2,031,488	$555,924	$2,587,412
SPDR MSCI ACWI IMI ETF	3,793,645	1,690,862	2,235,614	3,926,476
SPDR MSCI ACWI Low Carbon Target ETF	4,619,461	2,338,517	2,451,605	4,790,122
SPDR MSCI Canada StrategicFactorsSM ETF	1,639,034	1,622,347	59,088	1,681,435
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,635,868	2,106,482	659,871	2,766,353
SPDR MSCI EAFE StrategicFactorsSM ETF	6,524,858	6,204,945	643,893	6,848,838
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,703,020	434,013	1,326,818	1,760,831
SPDR MSCI Emerging Markets StrategicFactorsSM ETF	10,839,683	5,879,993	5,303,149	11,183,142
SPDR MSCI Japan StrategicFactorsSM ETF	2,558,616	2,568,084	113,042	2,681,126
SPDR MSCI United Kingdom StrategicFactorsSM ETF	137,431	142,395	—	142,395
SPDR MSCI World StrategicFactorsSM ETF	572,178	376,622	215,810	592,432
SPDR S&P Emerging Asia Pacific ETF	40,115,235	5,463,090	36,823,763	42,286,853
SPDR S&P Global Dividend ETF	23,861,240	18,986,384	6,102,638	25,089,022
SPDR S&P Global Infrastructure ETF	8,656,106	1,861,333	7,247,988	9,109,321

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2018:

		Remaining Contractual Maturity of the Agreements As of March 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX Small Cap ETF	Common Stocks	$2,031,488	$—	$—	$—	$2,031,488	$2,031,488
SPDR MSCI ACWI IMI ETF	Common Stocks	1,690,862	—	—	—	1,690,862	1,690,862
SPDR MSCI ACWI Low Carbon Target ETF	Common Stocks	2,338,517	—	—	—	2,338,517	2,338,517
SPDR MSCI Canada StrategicFactorsSM ETF	Common Stocks	1,622,347	—	—	—	1,622,347	1,622,347
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	2,106,482	—	—	—	2,106,482	2,106,482
SPDR MSCI EAFE StrategicFactorsSM ETF	Common Stocks	6,204,945	—	—	—	6,204,945	6,204,945
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	434,013	—	—	—	434,013	434,013
SPDR MSCI Emerging Markets StrategicFactorsSM ETF	Common Stocks	5,879,993	—	—	—	5,879,993	5,879,993
SPDR MSCI Japan StrategicFactorsSM ETF	Common Stocks	2,568,084	—	—	—	2,568,084	2,568,084
SPDR MSCI United Kingdom StrategicFactorsSM ETF	Common Stocks	142,395	—	—	—	142,395	142,395
SPDR MSCI World StrategicFactorsSM ETF	Common Stocks	376,622	—	—	—	376,622	376,622
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	5,463,090	—	—	—	5,463,090	5,463,090
SPDR S&P Global Dividend ETF	Common Stocks	18,986,384	—	—	—	18,986,384	18,986,384
SPDR S&P Global Infrastructure ETF	Common Stocks	1,861,333	—	—	—	1,861,333	1,861,333

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

10.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The following Funds participate in the credit facility as of March 31, 2018:

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI China A Shares IMI ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets StrategicFactorsSM ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Global Dividend ETF

SPDR S&P Global Infrastructure ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of March 31, 2018.

11.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR INDEX SHARES FUNDS

OTHER INFORMATION

March 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2017 to March 31, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR EURO STOXX Small Cap ETF	0.45%	$1,024.30	$2.27	$1,022.70	$2.27
SPDR MSCI ACWI IMI ETF	0.25	1,045.10	1.27	1,023.70	1.26
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,045.20	1.02	1,023.90	1.01
SPDR MSCI Canada StrategicFactorsSM ETF	0.30	972.20	1.48	1,023.40	1.51
SPDR MSCI China A Shares IMI ETF	0.66	1,008.60	3.31	1,021.60	3.33
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	1,019.40	1.01	1,023.90	1.01
SPDR MSCI EAFE StrategicFactorsSM ETF	0.30	1,027.20	1.52	1,023.40	1.51
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	1,079.40	1.56	1,023.40	1.51
SPDR MSCI Emerging Markets StrategicFactorsSM ETF	0.30	1,084.20	1.56	1,023.40	1.51
SPDR MSCI Germany StrategicFactorsSM ETF	0.30	1,014.40	1.51	1,023.40	1.51
SPDR MSCI Japan StrategicFactorsSM ETF	0.30	1,084.00	1.56	1,023.40	1.51
SPDR MSCI United Kingdom StrategicFactorsSM ETF	0.30	1,011.90	1.50	1,023.40	1.51
SPDR MSCI World StrategicFactorsSM ETF	0.30	1,046.90	1.53	1,023.40	1.51
SPDR S&P Emerging Asia Pacific ETF	0.49	1,080.30	2.54	1,022.50	2.47
SPDR S&P Global Dividend ETF	0.40	1,028.20	2.02	1,022.90	2.02
SPDR S&P Global Infrastructure ETF	0.40	960.10	1.95	1,022.90	2.02

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Full Portfolio Schedule

The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI Emerging Markets StrategicFactorsSM ETF

SPDR MSCI World StrategicFactorsSM ETF

SPDR® Index Shares Funds

SPDR Index Shares Funds

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Investment Manager and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds

For more complete information, please call 1.866.787.2257 or visit spdrs.com today.

ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment adviser, administrator and securities lending agent.

Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation.

State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

State Street Global Advisors

© 2018 State Street Corporation - All Rights Reserved

0515 Exp. Date: 11/30/2018 SPDRISMAINSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Disclosure of Audit Committees for Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	The Schedules of Investments for the SPDR S&P China ETF, SPDR S&P International Small Cap ETF, SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF and SPDR MSCI ACWI Low Carbon Target ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 4.6%
Alumina, Ltd.	532,857	$964,598
Amcor, Ltd.	156,696	1,703,144
AMP, Ltd.	260,702	997,858
Australia & New Zealand Banking Group, Ltd.	241,837	4,982,559
BHP Billiton PLC	141,808	2,792,157
BHP Billiton, Ltd.	237,595	5,141,195
Boral, Ltd.	307,476	1,754,720
Brambles, Ltd.	178,246	1,364,501
Coca-Cola Amatil, Ltd.	147,065	978,030
Commonwealth Bank of Australia	139,974	7,763,712
CSL, Ltd.	40,115	4,783,537
Fortescue Metals Group, Ltd.	200,755	666,773
Insurance Australia Group, Ltd.	277,909	1,594,512
LendLease Group	138,630	1,840,679
Macquarie Group, Ltd.	39,268	3,099,401
Medibank Pvt, Ltd.	215,229	478,765
National Australia Bank, Ltd.	197,224	4,309,986
Newcrest Mining, Ltd.	58,003	870,248
Origin Energy, Ltd. (a)	219,105	1,462,161
QBE Insurance Group, Ltd.	86,310	637,545
Santos, Ltd. (a)	178,194	692,986
Scentre Group REIT	207,820	610,534
Sonic Healthcare, Ltd.	88,800	1,558,449
South32, Ltd.	443,878	1,096,179
Suncorp Group, Ltd.	184,427	1,887,139
Sydney Airport	73,257	377,047
Telstra Corp., Ltd.	314,212	756,791
Transurban Group Stapled Security	157,531	1,379,926
Vicinity Centres REIT	455,281	841,628
Wesfarmers, Ltd.	92,488	2,948,388
Westfield Corp. REIT	137,258	897,018
Westpac Banking Corp.	265,281	5,823,706
Woodside Petroleum, Ltd.	68,763	1,542,254
Woolworths, Ltd.	114,529	2,309,563

		70,907,689

AUSTRIA — 0.3%
Erste Group Bank AG	47,874	2,402,217
OMV AG	23,048	1,340,180
Raiffeisen Bank International AG (a)	27,738	1,077,648

		4,820,045

BELGIUM — 0.9%
Ageas	36,457	1,881,346
Anheuser-Busch InBev SA	62,826	6,898,360
KBC Group NV	29,844	2,595,683
Solvay SA	11,578	1,606,895
UCB SA	15,447	1,257,254

		14,239,538

BRAZIL — 1.9%
Ambev SA ADR	459,779	3,342,593
B3 SA - Brasil Bolsa Balcao	145,253	1,166,447

Security Description	Shares	Value
Banco Bradesco SA Preference Shares ADR	326,448	$3,878,202
Banco do Brasil SA	60,212	743,320
BB Seguridade Participacoes SA	52,264	460,274
Braskem SA Class A, Preference Shares	32,292	466,367
BRF SA (a)	40,314	276,919
Cia Energetica de Minas Gerais ADR (b)	185,346	478,193
Cia Siderurgica Nacional SA ADR (a) (b)	145,659	383,083
Cielo SA	77,693	483,653
EDP - Energias do Brasil SA	147,857	592,122
Embraer SA	56,084	363,645
Fibria Celulose SA	10,152	198,635
Gerdau SA ADR	106,280	495,265
Itau Unibanco Holding SA Preference Shares ADR	294,543	4,594,871
JBS SA	34,951	98,325
Kroton Educacional SA	106,087	434,103
Lojas Renner SA	100,132	1,034,882
Natura Cosmeticos SA	26,845	258,467
Odontoprev SA	176,089	791,012
Petroleo Brasileiro SA Preference Shares ADR (a)	266,851	3,466,394
Porto Seguro SA	10,196	148,970
Qualicorp SA	79,695	534,241
Raia Drogasil SA	29,049	653,769
Sul America SA	55,047	363,546
Tim Participacoes SA ADR	23,646	512,409
Vale SA ADR (b)	261,831	3,330,490

		29,550,197

CANADA — 6.1%
Agnico Eagle Mines, Ltd.	12,999	546,477
Alimentation Couche-Tard, Inc. Class B (b)	23,248	1,039,916
Bank of Montreal	55,351	4,178,212
Bank of Nova Scotia	86,760	5,340,526
Barrick Gold Corp.	93,473	1,163,655
BlackBerry, Ltd. (a)	46,415	533,183
Bombardier, Inc. Class B (a)	165,402	481,099
Brookfield Asset Management, Inc. Class A	86,356	3,363,815
CAE, Inc.	52,280	972,406
Cameco Corp.	38,531	349,969
Canadian Imperial Bank of Commerce (b)	34,257	3,021,684
Canadian National Railway Co.	64,429	4,705,553
Canadian Natural Resources, Ltd.	98,751	3,102,126
Canadian Pacific Railway, Ltd.	12,657	2,230,499
Canadian Tire Corp., Ltd. Class A (b)	11,259	1,479,368
Cenovus Energy, Inc.	74,843	636,826
CGI Group, Inc. Class A (a)	12,015	692,429
Constellation Software, Inc.	1,410	956,022
Crescent Point Energy Corp. (b)	42,163	286,483
Dollarama, Inc.	3,960	480,944

1

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Enbridge, Inc.	84,905	$2,668,490
Encana Corp.	75,240	826,954
Fairfax Financial Holdings, Ltd.	1,255	635,721
First Quantum Minerals, Ltd.	57,355	804,772
Franco-Nevada Corp.	12,999	886,261
Gildan Activewear, Inc.	49,748	1,435,814
Goldcorp, Inc.	68,981	951,849
H&R Real Estate Investment Trust	3,804	62,050
Husky Energy, Inc.	39,149	559,944
IGM Financial, Inc. (b)	19,828	579,345
Imperial Oil, Ltd.	43,724	1,157,156
Kinross Gold Corp. (a)	117,905	465,493
Loblaw Cos., Ltd.	38,962	1,967,063
Magna International, Inc.	16,865	949,306
Manulife Financial Corp.	137,007	2,541,949
National Bank of Canada	41,892	1,970,394
Nutrien, Ltd. (b)	70,254	3,318,027
Onex Corp.	6,833	492,474
Open Text Corp.	19,835	689,552
Pembina Pipeline Corp.	2,144	66,852
PrairieSky Royalty, Ltd. (b)	4,552	99,461
Restaurant Brands International, Inc.	12,183	692,851
Rogers Communications, Inc. Class B	46,414	2,071,485
Royal Bank of Canada	109,585	8,459,103
Seven Generations Energy, Ltd. Class A (a)	11,081	137,519
Shaw Communications, Inc. Class B	49,731	957,396
Shopify, Inc. Class A (a)	4,900	609,322
SmartCentres Real Estate Investment Trust	6,559	148,096
SNC-Lavalin Group, Inc.	25,991	1,140,439
Sun Life Financial, Inc.	55,314	2,270,051
Suncor Energy, Inc.	116,702	4,027,203
Teck Resources, Ltd. Class B	41,726	1,073,856
TELUS Corp.	32,559	1,142,501
Thomson Reuters Corp.	40,856	1,577,832
Toronto-Dominion Bank	138,395	7,848,019
TransCanada Corp. (b)	58,475	2,416,558
Turquoise Hill Resources, Ltd. (a)	17,580	53,725
Valeant Pharmaceuticals International, Inc. (a)	28,602	455,014
West Fraser Timber Co., Ltd.	6,842	454,329
Wheaton Precious Metals Corp.	31,106	633,339

		94,858,757

CHILE — 0.3%
Embotelladora Andina SA Class B, Preference Shares	23,791	116,818
Enel Americas SA ADR	196,469	2,282,970
Enel Chile SA ADR	149,679	957,946
Enel Generacion Chile SA ADR	48,561	1,155,266
Sociedad Quimica y Minera de Chile SA ADR (b)	11,396	560,113

		5,073,113

Security Description	Shares	Value
CHINA — 7.4%
58.com, Inc. ADR (a)	3,196	$255,233
AAC Technologies Holdings, Inc.	86,000	1,551,623
Agricultural Bank of China, Ltd. Class H	2,242,000	1,274,075
Air China, Ltd. Class H	64,000	81,546
Alibaba Group Holding, Ltd. ADR (a) (b)	74,861	13,739,988
Alibaba Health Information Technology, Ltd. (a) (b)	84,000	41,742
Anhui Conch Cement Co., Ltd. Class H	8,500	46,300
ANTA Sports Products, Ltd.	29,000	146,325
Autohome, Inc. ADR	1,312	112,753
AviChina Industry & Technology Co., Ltd. Class H (b)	612,000	431,222
Baidu, Inc. ADR (a)	20,028	4,470,049
Bank of China, Ltd. Class H	6,168,436	3,316,744
Bank of Communications Co., Ltd. Class H	1,232,710	965,963
Beijing Enterprises Water Group, Ltd.	424,000	236,627
Brilliance China Automotive Holdings, Ltd.	326,000	680,387
Byd Co., Ltd. Class H (b)	24,500	191,048
CGN PowerCo.,Ltd.Class H (b) (c)	192,400	49,765
China CITIC Bank Corp., Ltd. Class H	595,000	406,356
China Communications Construction Co., Ltd. Class H	380,000	390,250
China Conch Venture Holdings, Ltd.	16,000	48,826
China Construction Bank Corp. Class H	5,177,720	5,317,384
China Everbright Bank Co., Ltd. Class H	36,000	17,293
China Everbright International, Ltd.	26,000	36,441
China Everbright, Ltd.	44,000	92,168
China Evergrande Group (a) (b)	242,000	761,617
China Galaxy Securities Co., Ltd. Class H	201,500	134,020
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	1,418,000	—
China Life Insurance Co., Ltd. Class H	623,000	1,714,613
China Mengniu Dairy Co., Ltd.	442,000	1,514,952
China Merchants Bank Co., Ltd. Class H	480,514	1,968,391
China Merchants Port Holdings Co., Ltd.	455,366	1,003,763
China Minsheng Banking Corp., Ltd. Class H (b)	318,500	309,641
China Mobile, Ltd.	506,000	4,638,801
China Oilfield Services, Ltd. Class H	100,000	103,080

2

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Overseas Land & Investment, Ltd.	402,000	$1,395,780
China Pacific Insurance Group Co., Ltd. Class H	201,200	901,110
China Petroleum & Chemical Corp. Class H	2,509,800	2,203,346
China Railway Construction Corp., Ltd. Class H	126,000	126,188
China Railway Group, Ltd. Class H	254,000	176,058
China Resources Beer Holdings Co., Ltd.	403,670	1,748,758
China Resources Land, Ltd.	52,000	189,162
China Shenhua Energy Co., Ltd. Class H	198,500	493,196
China Southern Airlines Co., Ltd. Class H	110,000	113,528
China Taiping Insurance Holdings Co., Ltd.	150,200	496,629
China Telecom Corp., Ltd. Class H	1,950,000	859,677
China Unicom Hong Kong, Ltd. (a)	796,000	1,004,090
China Vanke Co., Ltd. Class H	76,100	347,130
CITIC Securities Co., Ltd. Class H	115,500	264,309
CITIC, Ltd.	402,000	562,410
CNOOC, Ltd.	1,614,217	2,377,629
COSCO SHIPPING Ports, Ltd.	516,042	433,964
Country Garden Holdings Co., Ltd.	232,000	477,698
CRRC Corp., Ltd. Class H	347,000	295,788
CSPC Pharmaceutical Group, Ltd.	440,000	1,168,916
Ctrip.com International, Ltd. ADR (a)	14,259	664,755
ENN Energy Holdings, Ltd.	38,000	339,411
Fosun International, Ltd.	92,500	200,362
Geely Automobile Holdings, Ltd.	995,000	2,865,206
GF Securities Co., Ltd. Class H	153,200	281,481
GOME Retail Holdings, Ltd. (b)	1,618,000	175,235
Great Wall Motor Co., Ltd. Class H (b)	274,500	275,259
Guangzhou Automobile Group Co., Ltd. Class H	104,000	191,613
Haitong Securities Co., Ltd. Class H	157,600	208,439
Hengan International Group Co., Ltd.	100,000	926,315
Huaneng Power International, Inc. Class H	860,000	577,475
Huaneng Renewables Corp., Ltd. Class H	912,000	340,476
Huatai Securities Co., Ltd. Class H (c)	160,600	308,992
Industrial & Commercial Bank of China, Ltd. Class H	5,429,045	4,655,463
JD.com, Inc. ADR (a)	50,970	2,063,775

Security Description	Shares	Value
Jiangsu Expressway Co., Ltd. Class H	14,000	$19,800
Kingsoft Corp., Ltd.	156,000	494,935
Lenovo Group, Ltd. (b)	450,000	229,922
Momo, Inc. ADR (a)	6,200	231,756
NetEase, Inc. ADR	5,153	1,444,850
New China Life Insurance Co., Ltd. Class H	75,300	350,677
New Oriental Education & Technology Group, Inc. ADR	6,289	551,231
PetroChina Co., Ltd. Class H	1,558,000	1,069,992
PICC Property & Casualty Co., Ltd. Class H	439,610	769,624
Ping An Insurance Group Co. of China, Ltd. Class H	400,000	4,067,123
Semiconductor Manufacturing International Corp. (a) (b)	109,400	143,017
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	82,632
Shanghai Electric Group Co., Ltd. Class H (a) (b)	334,000	115,755
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	84,940	121,124
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	35,700	95,524
Sihuan Pharmaceutical Holdings Group, Ltd.	129,000	38,133
SINA Corp. (a)	3,352	349,513
Sinopec Shanghai Petrochemical Co., Ltd. Class H	326,000	198,135
Sinopharm Group Co., Ltd. Class H	69,200	346,516
Sunac China Holdings, Ltd. (b)	164,300	634,314
Sunny Optical Technology Group Co., Ltd.	36,600	675,731
TAL Education Group ADR	10,761	399,125
Tencent Holdings, Ltd.	422,000	22,024,031
Tingyi Cayman Islands Holding Corp.	398,000	825,585
TravelSky Technology, Ltd. Class H	56,000	162,328
Tsingtao Brewery Co., Ltd. Class H	8,000	41,792
Vipshop Holdings, Ltd. ADR (a)	19,185	318,855
Want Want China Holdings, Ltd.	199,000	159,488
Weibo Corp. ADR	3,020	361,011
Yanzhou Coal Mining Co., Ltd. Class H	396,000	504,568
Yum China Holdings, Inc.	20,824	864,196
YY, Inc. ADR (a)	2,950	310,340
Zhuzhou CRRC Times Electric Co., Ltd. Class H	82,700	400,418
Zijin Mining Group Co., Ltd. Class H (b)	1,558,000	696,785
ZTE Corp. Class H (a) (b)	39,200	127,615

		114,985,050

3

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.1%
Bancolombia SA ADR	25,637	$1,077,267
Cementos Argos SA	112,580	390,569

		1,467,836

DENMARK — 1.2%
AP Moeller - Maersk A/S Class B	1,000	1,541,685
Danske Bank A/S	67,415	2,507,110
DSV A/S	46,590	3,645,933
Genmab A/S (a)	2,819	603,716
Novo Nordisk A/S Class B	153,188	7,519,251
Novozymes A/S Class B	14,633	754,236
Pandora A/S	8,156	874,420
Vestas Wind Systems A/S	20,224	1,434,156

		18,880,507

EGYPT — 0.1%
Commercial International Bank Egypt SAE	147,670	745,553
Global Telecom Holding SAE (a)	750,759	279,778

		1,025,331

FINLAND — 0.8%
Elisa Oyj (b)	10,558	477,450
Fortum Oyj (b)	11,672	250,492
Kone Oyj Class B	31,381	1,564,212
Metso Oyj (b)	26,215	825,680
Neste Oyj (b)	9,472	659,341
Nokia Oyj (e)	210,629	1,161,804
Nokia Oyj (e)	111,591	614,425
Sampo Oyj Class A	33,151	1,845,285
Stora Enso Oyj Class R (b)	69,860	1,282,316
UPM-Kymmene Oyj	60,527	2,240,619
Wartsila Oyj Abp	32,940	727,177

		11,648,801

FRANCE — 7.1%
Accor SA	24,907	1,343,208
Air Liquide SA	36,766	4,498,156
Airbus SE	47,480	5,477,291
Alstom SA	21,216	955,247
AXA SA	134,839	3,581,967
BNP Paribas SA	78,031	5,774,302
Bouygues SA	24,030	1,203,115
Capgemini SE	15,617	1,943,705
Carrefour SA	67,586	1,400,583
Cie de Saint-Gobain	35,937	1,894,289
Cie Generale des Etablissements Michelin SCA	13,972	2,060,298
Credit Agricole SA	79,999	1,299,198
Danone SA	55,243	4,465,738
Electricite de France SA	6,506	94,097
Engie SA	93,324	1,555,769
Essilor International Cie Generale d’Optique SA	21,112	2,845,720
Hermes International	1,014	600,463
ICADE REIT	676	65,596
Kering SA	7,301	3,491,089

Security Description	Shares	Value
Klepierre SA REIT	3,508	$141,294
Lagardere SCA	18,016	514,042
Legrand SA	19,995	1,566,438
L’Oreal SA	23,057	5,199,194
LVMH Moet Hennessy Louis Vuitton SE	21,207	6,525,576
Orange SA	177,848	3,015,144
Pernod Ricard SA	18,453	3,069,422
Peugeot SA	34,773	836,067
Publicis Groupe SA	25,917	1,803,433
Renault SA	16,760	2,030,311
Safran SA	22,546	2,384,071
Sanofi	92,478	7,430,249
Schneider Electric SE	48,461	4,251,848
Societe Generale SA	56,815	3,085,634
Sodexo SA	14,036	1,413,773
TOTAL SA (b)	180,943	10,265,439
Unibail-Rodamco SE REIT	7,015	1,601,677
Valeo SA	17,219	1,135,923
Veolia Environnement SA	42,688	1,010,360
Vinci SA	45,044	4,426,251
Vivendi SA	115,043	2,971,199

		109,227,176

GERMANY — 6.4%
adidas AG	16,489	3,987,866
Allianz SE	40,416	9,116,014
BASF SE	72,220	7,324,969
Bayer AG	66,057	7,457,041
Bayerische Motoren Werke AG	26,193	2,839,618
Commerzbank AG (a)	59,485	771,374
Continental AG	8,393	2,315,255
Covestro AG (c)	1,290	126,698
Daimler AG	73,159	6,205,550
Deutsche Bank AG	136,336	1,899,063
Deutsche Boerse AG	24,047	3,270,908
Deutsche Lufthansa AG	37,068	1,182,555
Deutsche Post AG	98,926	4,321,512
Deutsche Telekom AG	268,971	4,383,022
E.ON SE	171,858	1,906,464
Fresenius Medical Care AG & Co. KGaA	27,844	2,841,563
Fresenius SE & Co. KGaA	30,147	2,300,955
Henkel AG & Co. KGaA Preference Shares	7,005	920,524
Infineon Technologies AG	38,560	1,030,977
KS AG	5,857	168,844
Linde AG (e)	3	601
Linde AG (a) (e)	12,776	2,688,421
MAN SE	4,482	522,280
Merck KGaA	20,440	1,958,261
METRO AG	18,216	322,379
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,220	4,463,984
OSRAM Licht AG	7,445	547,177
RWE AG (a)	44,322	1,093,459
SAP SE	85,152	8,898,417
Siemens AG	67,586	8,604,652

4

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
ThyssenKrupp AG	36,282	$945,528
TUI AG	28,958	620,708
United Internet AG	1,560	98,039
Volkswagen AG	5,659	1,131,651
Volkswagen AG Preference Shares	10,670	2,117,710
Vonovia SE	23,732	1,174,769

		99,558,808

GREECE — 0.1%
Alpha Bank AE (a)	98,055	208,626
Eurobank Ergasias SA (a)	123,333	116,415
Hellenic Telecommunications Organization SA	2,846	38,432
JUMBO SA	27,278	486,444
National Bank of Greece SA (a)	459,502	147,609
OPAP SA	39,251	448,455
Piraeus Bank SA (a)	30,719	97,094

		1,543,075

HONG KONG — 2.8%
AIA Group, Ltd.	961,400	8,133,858
Alibaba Pictures Group, Ltd. (a) (b)	510,000	66,282
ASM Pacific Technology, Ltd.	7,400	103,340
Bank of East Asia, Ltd.	361,040	1,439,873
BOC Hong Kong Holdings, Ltd.	173,500	844,476
CK Asset Holdings, Ltd.	230,032	1,930,049
CK Hutchison Holdings, Ltd.	279,532	3,344,426
CLP Holdings, Ltd.	118,000	1,201,305
Fullshare Holdings, Ltd. (a) (b)	380,000	210,619
Galaxy Entertainment Group, Ltd.	180,000	1,634,112
Haier Electronics Group Co., Ltd.	23,000	81,909
Hanergy Thin Film Power Group, Ltd. (a) (d)	448,000	—
Hang Lung Properties, Ltd.	402,000	936,325
Hang Seng Bank, Ltd.	60,000	1,388,326
Henderson Land Development Co., Ltd.	220,263	1,434,124
Hong Kong & China Gas Co., Ltd.	1,395,252	2,865,775
Hong Kong Exchanges & Clearing, Ltd.	107,650	3,500,412
Jardine Matheson Holdings, Ltd.	3,200	197,184
Jardine Strategic Holdings, Ltd.	1,000	38,340
Li & Fung, Ltd.	804,000	393,379
Link REIT	319,286	2,725,706
Melco Resorts & Entertainment, Ltd. ADR	6,582	190,746
New World Development Co., Ltd.	884,740	1,249,050
Sands China, Ltd.	240,800	1,294,772
Shangri-La Asia, Ltd.	400,333	805,940
Sino Biopharmaceutical, Ltd.	768,000	1,506,976
SJM Holdings, Ltd.	38,000	33,021
Sun Art Retail Group, Ltd.	228,000	265,235
Sun Hung Kai Properties, Ltd.	188,185	2,973,248

Security Description	Shares	Value
Swire Pacific, Ltd. Class A	111,006	$1,119,494
Techtronic Industries Co., Ltd.	178,500	1,040,528
WH Group, Ltd. (c)	298,101	317,537
Wharf Holdings, Ltd.	6,000	20,603
Wharf Real Estate Investment Co., Ltd. (a)	6,000	39,066
Wheelock & Co., Ltd.	6,000	43,844

		43,369,880

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	99,524	1,086,846
OTP Bank PLC	24,681	1,110,391

		2,197,237

INDIA — 1.9%
ACC, Ltd.	24,680	570,441
Adani Ports & Special Economic Zone, Ltd.	50,610	274,771
Ambuja Cements, Ltd.	127,090	453,923
Apollo Hospitals Enterprise, Ltd.	369	6,023
Aurobindo Pharma, Ltd.	28,542	244,124
Axis Bank, Ltd.	79,563	622,751
Bajaj Auto, Ltd.	5,842	245,847
Bajaj Finance, Ltd.	17,551	475,643
Bajaj Finserv, Ltd.	1,940	153,826
Bharat Forge, Ltd.	9,570	102,660
Bharat Heavy Electricals, Ltd.	103,808	129,478
Bharat Petroleum Corp., Ltd.	45,411	297,615
Bharti Airtel, Ltd.	31,397	191,930
Bharti Infratel, Ltd.	68,128	351,129
Bosch, Ltd.	134	37,018
Cadila Healthcare, Ltd.	7,660	44,377
Dabur India, Ltd.	60,009	302,153
Dr Reddy’s Laboratories, Ltd. ADR (b)	19,800	647,262
Eicher Motors, Ltd.	801	348,450
Glenmark Pharmaceuticals, Ltd.	19,577	157,975
Godrej Consumer Products, Ltd.	25,916	434,564
HCL Technologies, Ltd.	39,793	590,961
Hindalco Industries, Ltd.	18,538	60,982
Hindustan Petroleum Corp., Ltd.	45,017	238,021
Hindustan Unilever, Ltd.	45,570	931,603
Housing Development Finance Corp., Ltd.	94,843	2,654,720
ICICI Bank, Ltd. ADR	114,403	1,012,467
Idea Cellular, Ltd. (a)	63,901	74,363
Indiabulls Housing Finance, Ltd.	23,950	454,329
Indian Oil Corp., Ltd.	35,414	95,890
Infosys, Ltd. ADR (b)	172,810	3,084,658
ITC, Ltd.	185,947	728,430
LIC Housing Finance, Ltd.	33,503	274,510
Lupin, Ltd.	10,764	121,443
Mahindra & Mahindra Financial Services, Ltd.	111,006	788,442
Mahindra & Mahindra, Ltd., GDR	70,117	806,345
Marico, Ltd.	94,566	472,745
Maruti Suzuki India, Ltd.	2,827	384,080

5

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Motherson Sumi Systems, Ltd.	18,316	$87,323
Nestle India, Ltd.	3,700	465,384
Piramal Enterprises, Ltd.	5,923	220,935
Power Finance Corp., Ltd.	58,326	76,594
Reliance Industries, Ltd. GDR (c)	141,135	3,824,758
Rural Electrification Corp., Ltd.	19,627	37,526
Shree Cement, Ltd.	1,990	494,175
Shriram Transport Finance Co., Ltd.	27,105	598,273
Siemens, Ltd.	32,620	536,576
State Bank of India	8,543	32,733
Sun Pharmaceutical Industries, Ltd.	42,502	322,634
Tata Consultancy Services, Ltd.	22,046	963,059
Tata Motors, Ltd. ADR (a)	40,172	1,032,420
Tata Power Co., Ltd.	264,624	320,527
Tech Mahindra, Ltd.	8,228	80,575
United Spirits, Ltd. (a)	4,521	216,939
UPL, Ltd.	21,265	238,092
Vedanta, Ltd.	37,833	161,172
Yes Bank, Ltd.	60,349	282,075
Zee Entertainment Enterprises, Ltd.	85,751	756,645

		29,614,364

INDONESIA — 0.5%
Adaro Energy Tbk PT	399,000	61,730
Astra International Tbk PT	2,159,200	1,144,882
Bank Central Asia Tbk PT	703,400	1,190,428
Bank Danamon Indonesia Tbk PT	17,500	8,739
Bank Mandiri Persero Tbk PT	1,634,700	911,300
Bank Rakyat Indonesia Persero Tbk PT	7,734,700	2,022,511
Bumi Serpong Damai Tbk PT	202,500	26,181
Charoen Pokphand Indonesia Tbk PT	2,068,600	518,371
Gudang Garam Tbk PT	98,500	518,525
Matahari Department Store Tbk PT	217,400	172,909
Surya Citra Media Tbk PT	36,500	7,185
Telekomunikasi Indonesia Persero Tbk PT	5,543,900	1,449,649
United Tractors Tbk PT	52,400	121,794

		8,154,204

IRELAND — 0.5%
Bank of Ireland Group PLC (a)	75,520	660,365
CRH PLC	72,031	2,442,353
James Hardie Industries PLC	107,236	1,881,180
Kerry Group PLC Class A	17,438	1,767,161
Paddy Power Betfair PLC	1,619	166,160

		6,917,219

ISRAEL — 0.4%
Bank Hapoalim BM	233,095	1,596,082
Bank Leumi Le-Israel BM	230,453	1,385,665
Check Point Software Technologies, Ltd. (a)	818	81,260

Security Description	Shares	Value
Nice, Ltd.	10,634	$986,512
Teva Pharmaceutical Industries, Ltd. ADR (b)	75,679	1,293,354

		5,342,873

ITALY — 1.4%
Assicurazioni Generali SpA	93,873	1,803,902
Atlantia SpA	70,855	2,191,597
Enel SpA	535,902	3,275,624
Eni SpA	184,694	3,245,462
Ferrari NV	14,776	1,772,523
Intesa Sanpaolo SpA	966,779	3,511,693
Leonardo SpA	52,841	609,444
Mediobanca Banca di Credito Finanziario SpA	64,207	753,958
Snam SpA	181,427	832,937
Telecom Italia SpA/Milano (a)	1,322,311	1,253,835
UniCredit SpA (a)	123,941	2,589,462

		21,840,437

JAPAN — 16.5%
Acom Co., Ltd. (a) (b)	43,800	194,392
Aeon Co., Ltd.	59,800	1,056,832
Aisin Seiki Co., Ltd.	38,700	2,088,745
Ajinomoto Co., Inc.	24,900	449,183
Alps Electric Co., Ltd. (b)	6,100	148,557
Asahi Glass Co., Ltd.	35,000	1,446,403
Asahi Group Holdings, Ltd.	60,200	3,220,856
Asahi Kasei Corp.	170,600	2,243,386
Astellas Pharma, Inc.	241,600	3,671,139
Bridgestone Corp.	60,200	2,619,705
Canon, Inc.	80,000	2,896,098
Central Japan Railway Co.	10,200	1,928,745
Chiba Bank, Ltd.	192,000	1,547,193
Chubu Electric Power Co., Inc.	80,200	1,143,991
Concordia Financial Group, Ltd.	201,000	1,120,762
Credit Saison Co., Ltd.	59,700	984,615
Dai-ichi Life Holdings, Inc.	57,400	1,049,770
Daiichi Sankyo Co., Ltd.	80,300	2,669,116
Daikin Industries, Ltd.	17,300	1,894,297
Daiwa Securities Group, Inc.	199,000	1,265,479
Denso Corp.	40,200	2,185,580
Dentsu, Inc.	2,200	96,192
East Japan Railway Co.	39,700	3,685,175
Eisai Co., Ltd.	20,100	1,282,544
Electric Power Development Co., Ltd.	20,100	514,076
FANUC Corp.	17,700	4,422,087
Fast Retailing Co., Ltd.	1,900	749,281
FUJIFILM Holdings Corp.	59,900	2,363,332
Fujitsu, Ltd.	201,000	1,207,701
Hitachi, Ltd.	401,000	2,877,321
Honda Motor Co., Ltd.	140,500	4,810,160
Hoya Corp.	40,200	2,006,787
Inpex Corp.	79,600	970,394
ITOCHU Corp.	197,200	3,804,004
Japan Real Estate Investment Corp. REIT	240	1,243,441

6

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Japan Retail Fund Investment Corp. REIT	751	$1,454,687
Japan Tobacco, Inc.	80,300	2,291,589
JFE Holdings, Inc.	42,800	852,177
JSR Corp.	40,200	893,207
JXTG Holdings, Inc.	324,908	1,947,920
Kajima Corp.	201,000	1,865,416
Kamigumi Co., Ltd.	85,500	1,892,496
Kansai Electric Power Co., Inc.	99,900	1,295,365
Kao Corp.	38,100	2,841,647
KDDI Corp.	120,600	3,068,014
Keikyu Corp. (b)	104,711	1,826,412
Keyence Corp.	6,700	4,126,469
Kintetsu Group Holdings Co., Ltd. (b)	38,700	1,511,975
Kobe Steel, Ltd. (a)	40,200	394,251
Komatsu, Ltd.	100,300	3,305,609
Konica Minolta, Inc. (b)	100,500	843,879
Kose Corp. (b)	2,200	456,963
Kubota Corp.	122,000	2,116,502
Kyocera Corp.	40,000	2,229,243
LIXIL Group Corp.	39,900	876,037
Makita Corp.	39,800	1,946,027
Marubeni Corp.	200,000	1,441,843
Marui Group Co., Ltd. (b)	70,700	1,409,347
Mazda Motor Corp.	15,600	206,753
Mebuki Financial Group, Inc.	237,200	909,992
MEIJI Holdings Co., Ltd.	3,200	244,626
Mitsubishi Chemical Holdings Corp.	201,000	1,927,786
Mitsubishi Corp.	140,500	3,732,795
Mitsubishi Electric Corp.	200,000	3,196,051
Mitsubishi Estate Co., Ltd.	180,618	2,972,087
Mitsubishi Heavy Industries, Ltd. (b)	38,700	1,477,041
Mitsubishi UFJ Financial Group, Inc.	836,200	5,474,810
Mitsui & Co., Ltd.	197,100	3,354,499
Mitsui Chemicals, Inc.	38,800	1,214,894
Mitsui Fudosan Co., Ltd.	26,000	619,013
Mizuho Financial Group, Inc.	1,158,900	2,086,783
MS&AD Insurance Group Holdings, Inc.	60,200	1,854,398
Murata Manufacturing Co., Ltd.	17,900	2,438,843
NEC Corp.	17,800	495,421
Nidec Corp.	25,000	3,784,673
Nintendo Co., Ltd.	5,900	2,588,566
Nippon Steel & Sumitomo Metal Corp.	65,800	1,427,987
Nippon Telegraph & Telephone Corp.	61,400	2,830,116
Nippon Yusen KK	19,400	375,961
Nissan Motor Co., Ltd. (b)	200,700	2,065,502
Nitori Holdings Co., Ltd.	3,100	538,820
Nitto Denko Corp.	20,000	1,487,917
Nomura Holdings, Inc.	221,400	1,272,399
NTT Data Corp.	100,500	1,042,327
NTT DOCOMO, Inc.	126,300	3,194,018
Obayashi Corp.	145,100	1,577,204

Security Description	Shares	Value
Ono Pharmaceutical Co., Ltd.	25,100	$791,352
Oriental Land Co., Ltd.	5,800	588,453
ORIX Corp.	160,300	2,831,439
Osaka Gas Co., Ltd. (b)	77,400	1,526,166
Otsuka Holdings Co., Ltd.	8,700	432,996
Panasonic Corp.	202,200	2,858,559
Rakuten, Inc.	43,900	360,281
Recruit Holdings Co., Ltd.	38,400	947,453
Resona Holdings, Inc.	60,200	319,765
Rohm Co., Ltd.	19,900	1,852,468
Ryohin Keikaku Co., Ltd.	1,300	430,277
Secom Co., Ltd.	20,100	1,479,859
Seven & i Holdings Co., Ltd.	80,300	3,421,905
Sharp Corp. (a) (b)	7,100	210,296
Shin-Etsu Chemical Co., Ltd.	37,700	3,855,078
Shionogi & Co., Ltd.	18,300	943,822
Shiseido Co., Ltd.	21,300	1,359,515
Shizuoka Bank, Ltd.	156,000	1,481,523
SMC Corp.	1,300	520,611
SoftBank Group Corp.	79,400	5,827,893
Sompo Holdings, Inc.	54,700	2,181,314
Sony Corp.	100,100	4,809,694
Subaru Corp.	23,800	780,801
Sumitomo Chemical Co., Ltd.	201,000	1,149,111
Sumitomo Corp.	100,400	1,660,589
Sumitomo Electric Industries, Ltd.	80,300	1,212,994
Sumitomo Mitsui Financial Group, Inc.	64,500	2,699,478
Sumitomo Mitsui Trust Holdings, Inc.	20,000	809,215
Sysmex Corp.	1,400	125,585
T&D Holdings, Inc.	39,900	627,858
Takeda Pharmaceutical Co., Ltd.	80,300	3,865,877
TDK Corp.	20,100	1,759,577
Teijin, Ltd.	66,700	1,254,349
Terumo Corp.	57,600	2,968,011
Tohoku Electric Power Co., Inc.	40,300	543,775
Tokio Marine Holdings, Inc.	60,200	2,701,783
Tokyo Electric Power Co. Holdings, Inc. (a)	140,400	545,230
Tokyo Electron, Ltd.	20,100	3,631,608
Tokyo Gas Co., Ltd.	70,600	1,870,717
Tokyu Corp.	106,500	1,665,346
Toppan Printing Co., Ltd.	201,000	1,632,948
Toray Industries, Inc.	201,000	1,891,876
Toshiba Corp. (a)	241,000	693,427
Toyota Motor Corp.	201,100	12,937,717
Toyota Tsusho Corp.	60,200	2,006,667
West Japan Railway Co.	20,700	1,454,937
Yahoo! Japan Corp. (b)	261,000	1,212,355
Yakult Honsha Co., Ltd.	900	67,109
Yamada Denki Co., Ltd. (b)	120,900	728,697
Yamaha Corp.	27,500	1,190,762
Yamaha Motor Co., Ltd.	60,300	1,771,862

		255,626,676

LUXEMBOURG — 0.1%
ArcelorMittal (a)	39,345	1,243,583

7

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SES SA (b)	26,032	$351,690

		1,595,273

MACAU — 0.0% (f)
MGM China Holdings, Ltd.	62,400	161,003
Wynn Macau, Ltd.	65,200	236,349

		397,352

MALAYSIA — 0.5%
AirAsia Bhd	541,700	554,584
Alliance Bank Malaysia Bhd	656,800	725,061
AMMB Holdings Bhd	211,300	211,956
Astro Malaysia Holdings Bhd	100,600	53,057
British American Tobacco Malaysia Bhd	38,500	261,776
CIMB Group Holdings Bhd	414,114	766,561
Dialog Group Bhd	900,000	688,728
Felda Global Ventures Holdings Bhd	668,900	287,067
Gamuda Bhd	56,766	75,580
Genting Bhd	187,100	420,830
Genting Malaysia Bhd	470,300	589,699
Genting Plantations Bhd	208,700	550,346
Hong Leong Financial Group Bhd	35,439	175,729
IOI Properties Group Bhd	615,400	256,151
Malaysia Airports Holdings Bhd	155,500	355,785
Petronas Chemicals Group Bhd	18,000	37,927
PPB Group Bhd	112,700	557,673
RHB Capital Bhd	114,410	152,921
Sapura Energy Bhd	141,400	18,461
Tenaga Nasional Bhd	140,600	587,408
UMW Holdings Bhd (a)	38,400	59,764
Westports Holdings Bhd	157,300	143,555

		7,530,619

MEXICO — 0.8%
America Movil SAB de CV Series L	2,892,812	2,733,778
Cemex SAB de CV Series CPO (a)	1,708,912	1,126,261
Fomento Economico Mexicano SAB de CV	272,136	2,472,161
Fresnillo PLC	22,026	391,942
Gentera SAB de CV (b)	261,072	189,652
Grupo Financiero Banorte SAB de CV Series O	382,672	2,329,764
Grupo Mexico SAB de CV Series B	236,137	783,307
Grupo Televisa SAB Series CPO (b)	329,065	1,042,530
Industrias Penoles SAB de CV	17,002	342,080
Kimberly-Clark de Mexico SAB de CV Class A	236,926	441,831
Wal-Mart de Mexico SAB de CV	303,942	770,283

		12,623,589

NETHERLANDS — 3.2%
Akzo Nobel NV	23,586	2,226,017

Security Description	Shares	Value
Altice NV Class A (a)	25,497	$210,032
ASML Holding NV	31,568	6,217,651
Gemalto NV	1,704	104,050
Heineken NV	25,630	2,751,789
ING Groep NV	247,925	4,177,276
Koninklijke Ahold Delhaize NV	138,391	3,274,993
Koninklijke DSM NV	22,843	2,265,458
Koninklijke KPN NV	483,110	1,447,951
Koninklijke Philips NV	102,282	3,920,294
NXP Semiconductors NV (a)	12,936	1,513,512
Royal Dutch Shell PLC Class A	347,301	10,881,474
Royal Dutch Shell PLC Class B	278,858	8,907,214
Wolters Kluwer NV	37,178	1,974,793

		49,872,504

NEW ZEALAND — 0.1%
Mercury NZ, Ltd.	241,570	561,145
Meridian Energy, Ltd.	234,371	482,709
Spark New Zealand, Ltd.	171,309	412,765

		1,456,619

NORWAY — 0.5%
DNB ASA	108,701	2,106,606
Norsk Hydro ASA	177,852	1,040,931
Statoil ASA	92,065	2,165,318
Telenor ASA	78,267	1,764,533
Yara International ASA	20,031	844,772

		7,922,160

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,711	300,198
Credicorp, Ltd.	7,568	1,718,239

		2,018,437

PHILIPPINES — 0.3%
Alliance Global Group, Inc. (a)	622,500	157,482
Ayala Land, Inc.	545,400	429,609
BDO Unibank, Inc.	41,307	110,041
DMCI Holdings, Inc.	1,474,050	343,528
Globe Telecom, Inc.	2,920	90,772
GT Capital Holdings, Inc.	8,260	185,059
JG Summit Holdings, Inc.	260,090	312,542
Jollibee Foods Corp.	111,780	640,549
Megaworld Corp.	1,779,300	159,933
Metro Pacific Investments Corp.	3,882,800	389,936
PLDT, Inc. ADR	16,447	466,601
SM Prime Holdings, Inc.	577,900	373,250
Universal Robina Corp.	65,810	191,713

		3,851,015

POLAND — 0.2%
Alior Bank SA (a)	38,229	820,875
Bank Millennium SA (a)	133,696	320,452
Bank Zachodni WBK SA	3,808	402,668
CCC SA	7,974	542,883
Grupa Azoty SA	12,416	202,988
LPP SA	48	121,916
Orange Polska SA (a)	96,653	163,661

8

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Polski Koncern Naftowy ORLEN SA	18,630	$457,524
Powszechna Kasa Oszczednosci Bank Polski SA (a)	50,471	595,874

		3,628,841

PORTUGAL — 0.1%
EDP - Energias de Portugal SA	170,505	647,540
Jeronimo Martins SGPS SA	21,604	393,364

		1,040,904

QATAR — 0.0% (f)
Commercial Bank PQSC	12,627	104,011
Ezdan Holding Group QSC	13,561	39,097
Qatar Electricity & Water Co. QSC	5,974	308,378
Qatar Gas Transport Co., Ltd.	19,728	82,769

		534,255

ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	7,505	72,841

RUSSIA — 0.9%
Gazprom PJSC ADR	472,498	2,299,175
LUKOIL PJSC ADR	53,415	3,697,386
Magnit PJSC GDR	8,336	153,674
MMC Norilsk Nickel PJSC ADR (b)	39,882	745,793
Mobile TeleSystems PJSC ADR	94,354	1,074,692
RusHydro PJSC ADR (e)	58,736	71,658
RusHydro PJSC ADR (e)	122,584	154,211
Sberbank of Russia PJSC ADR	124,382	2,317,237
Surgutneftegas OJSC ADR	131,551	660,386
Tatneft PJSC ADR (b)	39,473	2,491,536

		13,665,748

SINGAPORE — 1.0%
CapitaLand, Ltd.	401,000	1,091,718
DBS Group Holdings, Ltd.	217,558	4,562,530
Singapore Exchange, Ltd.	401,000	2,253,771
Singapore Press Holdings, Ltd. (b)	602,300	1,157,474
Singapore Telecommunications, Ltd.	979,500	2,517,284
United Overseas Bank, Ltd.	204,929	4,297,680

		15,880,457

SOUTH AFRICA — 1.7%
Anglo American Platinum, Ltd.	7,474	204,374
AngloGold Ashanti, Ltd.	42,028	399,113
Aspen Pharmacare Holdings, Ltd.	25,150	550,726
Bid Corp., Ltd.	23,398	508,985
Bidvest Group, Ltd.	23,451	443,538
Brait SE (a)	33,236	101,261
Capitec Bank Holdings, Ltd.	5,191	381,257
Coronation Fund Managers, Ltd.	46,760	318,633
Discovery, Ltd. (b)	76,863	1,106,036
FirstRand, Ltd. (b)	325,989	1,840,588
Foschini Group, Ltd.	31,201	589,195
Gold Fields, Ltd.	49,079	198,739

Security Description	Shares	Value
Imperial Holdings, Ltd. (b)	21,794	$429,028
Mr. Price Group, Ltd.	29,851	718,011
MTN Group, Ltd. (b)	126,805	1,273,749
Naspers, Ltd. Class N	34,446	8,406,990
Pioneer Foods Group, Ltd. (b)	30,631	321,078
PSG Group, Ltd.	16,414	311,788
Rand Merchant Investment Holdings, Ltd.	35,868	121,086
Remgro, Ltd.	39,100	732,584
Resilient REIT, Ltd.	49,940	210,740
Sanlam, Ltd.	240,709	1,732,881
Sasol, Ltd.	43,989	1,497,009
Sibanye Gold, Ltd.	144,218	143,259
Standard Bank Group, Ltd.	132,031	2,436,758
Steinhoff International Holdings NV (b)	213,898	59,573
Truworths International, Ltd. (b)	58,385	529,857
Woolworths Holdings, Ltd.	47,572	240,896

		25,807,732

SOUTH KOREA — 3.9%
Amorepacific Corp.	409	117,800
Amorepacific Corp. Preference Shares	2,137	320,781
AMOREPACIFIC Group	532	68,378
BGF retail Co., Ltd.	781	111,739
Celltrion, Inc. (a) (b)	8,945	2,660,254
CJ CheilJedang Corp.	2,406	722,319
CJ Corp.	790	116,732
Coway Co., Ltd.	3,206	264,084
E-MART, Inc.	2,796	709,558
Hana Financial Group, Inc.	45,711	1,955,551
Hanmi Pharm Co., Ltd.	374	181,403
Hanmi Science Co., Ltd. (b)	1,855	164,286
Hanssem Co., Ltd.	1,190	167,464
Hotel Shilla Co., Ltd.	910	78,544
Hyundai Department Store Co., Ltd.	4,697	398,798
Hyundai Development Co-Engineering & Construction	11,817	420,175
Hyundai Heavy Industries Co., Ltd. (a)	4,794	618,421
Hyundai Mobis Co., Ltd.	6,544	1,559,411
Hyundai Motor Co.	14,440	1,944,028
Hyundai Robotics Co., Ltd. (a)	844	337,315
Hyundai Steel Co.	6,665	322,651
KB Financial Group, Inc.	47,535	2,747,121
Kia Motors Corp.	28,690	857,282
Korea Aerospace Industries, Ltd. (a)	4,544	212,940
Korea Electric Power Corp. ADR (a) (b)	48,615	748,185
Korea Zinc Co., Ltd.	2,486	1,124,169
KT Corp. ADR (a)	39,684	543,671
KT&G Corp.	13,869	1,301,154
LG Chem, Ltd.	810	293,330
LG Chem, Ltd. Preference Shares	569	115,038

9

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
LG Electronics, Inc.	15,580	$1,593,226
LG Household & Health Care, Ltd.	1,366	1,527,603
Lotte Chemical Corp.	2,760	1,121,193
NAVER Corp.	2,876	2,120,777
NCSoft Corp.	2,407	925,856
POSCO ADR (a)	29,023	2,288,463
Samsung C&T Corp.	4,552	585,068
Samsung Electronics Co., Ltd. GDR	15,036	17,231,256
Samsung Electronics Co., Ltd. Preference Shares	545	1,035,393
Samsung Fire & Marine Insurance Co., Ltd.	4,855	1,220,696
Samsung Heavy Industries Co., Ltd. (a)	21,676	160,247
Samsung SDS Co., Ltd.	1,445	342,305
Samsung Securities Co., Ltd.	27,030	996,603
Shinhan Financial Group Co., Ltd.	42,203	1,787,659
SK Holdings Co., Ltd.	4,399	1,231,918
SK Hynix, Inc.	35,354	2,663,408
SK Innovation Co., Ltd.	6,282	1,237,658
SK Telecom Co., Ltd. ADR	19,673	475,496

		59,727,407

SPAIN — 2.1%
Abertis Infraestructuras SA	93,565	2,096,593
ACS Actividades de Construccion y Servicios SA	46,085	1,793,848
Aena SME SA (c)	1,006	202,473
Amadeus IT Group SA	24,646	1,818,048
Banco Bilbao Vizcaya Argentaria SA	462,215	3,654,599
Banco de Sabadell SA	240,691	491,679
Banco Santander SA	1,147,808	7,474,592
CaixaBank SA	33,878	161,326
Ferrovial SA	79,003	1,648,351
Gas Natural SDG SA	33,672	802,970
Iberdrola SA	515,594	3,786,866
Industria de Diseno Textil SA	96,119	3,006,131
Mapfre SA	230,310	765,050
Repsol SA	104,786	1,857,677
Telefonica SA	360,702	3,561,297

		33,121,500

SWEDEN — 1.8%
Assa Abloy AB Class B	125,975	2,712,852
Atlas Copco AB Class B	87,395	3,386,311
Essity AB Class B (a)	5,550	152,819
Hennes & Mauritz AB Class B (b)	86,293	1,289,841
Husqvarna AB Class B	201,590	1,937,236
Nordea Bank AB	217,869	2,317,921
Sandvik AB	108,792	1,980,386
Securitas AB Class B	65,600	1,110,331
Skandinaviska Enskilda Banken AB Class A	117,412	1,225,881
Skanska AB Class B	65,407	1,332,773

Security Description	Shares	Value
SKF AB Class B (b)	53,565	$1,090,514
Svenska Handelsbanken AB Class A (b)	144,198	1,794,124
Swedbank AB Class A (b)	71,519	1,596,940
Tele2 AB Class B	90,062	1,077,006
Telefonaktiebolaget LM Ericsson Class B (b)	275,114	1,738,433
Telia Co. AB	158,710	743,065
Volvo AB Class B	112,906	2,052,579

		27,539,012

SWITZERLAND — 5.8%
ABB, Ltd.	191,708	4,548,461
Adecco Group AG	16,250	1,153,926
Cie Financiere Richemont SA	41,103	3,681,071
Coca-Cola HBC AG (a)	12,984	479,756
Credit Suisse Group AG (a)	155,357	2,594,150
Ferguson PLC	20,051	1,505,949
Geberit AG	4,417	1,948,351
Givaudan SA	1,172	2,663,191
Glencore PLC (a)	835,931	4,148,814
Julius Baer Group, Ltd. (a)	12,578	771,545
Kuehne + Nagel International AG	9,425	1,479,300
LafargeHolcim, Ltd. (a)	26,738	1,460,315
Lonza Group AG (a)	4,397	1,034,048
Nestle SA	236,318	18,661,620
Novartis AG	178,453	14,397,743
Roche Holding AG	52,068	11,913,219
SGS SA	803	1,968,926
Sika AG	154	1,203,728
Sonova Holding AG	2,383	377,756
STMicroelectronics NV (b)	26,349	582,810
Swatch Group AG	4,595	2,022,069
Swiss Re AG	27,442	2,787,759
UBS Group AG (a)	275,054	4,824,073
Zurich Insurance Group AG (a)	12,795	4,187,503

		90,396,083

TAIWAN — 2.7%
Advanced Semiconductor Engineering, Inc. ADR	222,852	1,617,905
Advantech Co., Ltd.	28,599	205,000
Asia Pacific Telecom Co., Ltd. (a)	48,000	15,014
Asustek Computer, Inc.	11,000	102,428
AU Optronics Corp. ADR (b)	268,400	1,226,588
Catcher Technology Co., Ltd.	32,000	396,749
Cathay Financial Holding Co., Ltd.	229,000	406,839
Chicony Electronics Co., Ltd.	162,581	413,186
China Airlines, Ltd. (a)	786,000	287,097
China Development Financial Holding Corp.	448,000	158,260
China Life Insurance Co., Ltd.	193,296	200,542
Chunghwa Telecom Co., Ltd. ADR	71,895	2,793,840
Compal Electronics, Inc.	237,000	161,349

10

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
CTBC Financial Holding Co., Ltd.	573,558	$411,132
Delta Electronics, Inc.	59,785	266,559
E.Sun Financial Holding Co., Ltd.	799,741	537,604
Eclat Textile Co., Ltd.	15,650	182,495
Eva Airways Corp.	508,897	260,933
Feng TAY Enterprise Co., Ltd.	34,036	154,672
Formosa Plastics Corp.	336,000	1,186,953
Foxconn Technology Co., Ltd.	24,240	64,929
Fubon Financial Holding Co., Ltd.	360,000	618,582
Giant Manufacturing Co., Ltd.	17,000	89,207
Globalwafers Co., Ltd.	6,000	95,380
Highwealth Construction Corp.	164,400	253,166
Hiwin Technologies Corp.	6,429	91,506
Hon Hai Precision Industry Co., Ltd. GDR	878,934	5,466,969
Hotai Motor Co., Ltd.	7,000	69,743
HTC Corp. (a)	51,000	115,969
Innolux Corp.	230,000	100,576
Largan Precision Co., Ltd.	5,000	568,474
MediaTek, Inc.	61,000	692,492
Mega Financial Holding Co., Ltd.	25,948	22,293
Pegatron Corp.	48,000	119,518
Phison Electronics Corp.	18,000	187,365
Pou Chen Corp.	145,000	192,458
Powertech Technology, Inc.	162,000	505,052
President Chain Store Corp.	35,000	351,717
Ruentex Development Co., Ltd. (a)	42,189	49,631
Siliconware Precision Industries Co., Ltd. ADR (b)	106,856	924,304
Standard Foods Corp.	230,822	540,698
Taishin Financial Holding Co., Ltd.	808,500	396,527
Taiwan Business Bank	1,982,173	591,450
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	364,799	15,963,604
Teco Electric and Machinery Co., Ltd.	394,000	324,989
Transcend Information, Inc.	3,000	8,849
Uni-President Enterprises Corp.	370,000	866,722
United Microelectronics Corp. ADR (b)	822,854	2,131,192
Zhen Ding Technology Holding, Ltd.	21,000	50,273

		42,438,780

THAILAND — 0.6%
Bangkok Bank PCL (g)	201,276	1,377,456
Bumrungrad Hospital PCL (g)	79,100	523,623
Central Pattana PCL (g)	240,200	602,996
CP ALL PCL NVDR	362,200	1,010,616
Delta Electronics Thailand PCL (g)	75,400	159,746
Indorama Ventures PCL (g)	43,600	79,127
IRPC PCL (g)	5,114,000	1,185,689

Security Description	Shares	Value
Kasikornbank PCL (g)	63,300	$431,177
Minor International PCL (g)	217,100	263,825
PTT PCL (g)	115,862	2,030,457
Siam Commercial Bank PCL NVDR	116,800	536,003
Thai Union Group PCL Class F (g)	241,000	144,122
TMB Bank PCL (g)	1,224,400	98,672

		8,443,509

TURKEY — 0.3%
Akbank Turk A/S	505,243	1,219,297
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a)	921,979	588,834
Turkiye Garanti Bankasi A/S	387,167	1,065,310
Turkiye Is Bankasi A/S Class C	538,064	968,445

		3,841,886

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	69,909	125,619
DP World, Ltd.	9,646	217,035
DXB Entertainments PJSC (a)	383,611	50,758
Emaar Malls PJSC	71,379	41,782
Emaar Properties PJSC	138,440	218,609
Emirates Telecommunications Group Co. PJSC	13,991	67,232
First Abu Dhabi Bank PJSC	28,214	89,873

		810,908

UNITED KINGDOM — 10.8%
3i Group PLC	168,890	2,035,133
Anglo American PLC	105,076	2,448,324
Associated British Foods PLC	1,854	64,786
AstraZeneca PLC	89,976	6,179,018
Aviva PLC	292,922	2,037,708
BAE Systems PLC	251,013	2,047,232
Barclays PLC	1,206,765	3,495,735
Barratt Developments PLC	45,176	336,130
Berkeley Group Holdings PLC	3,974	211,226
BP PLC	1,463,468	9,838,777
British American Tobacco PLC	165,699	9,602,202
British Land Co. PLC REIT	218,519	1,967,977
BT Group PLC	570,070	1,819,304
Burberry Group PLC	53,593	1,275,057
Capita PLC	50,467	101,980
Centrica PLC	643,053	1,282,750
CNH Industrial NV	67,635	834,305
Cobham PLC (a)	164,307	283,272
Compass Group PLC	191,310	3,906,120
Diageo PLC	178,770	6,048,779
Experian PLC	76,875	1,658,044
Fiat Chrysler Automobiles NV	105,287	2,136,799
G4S PLC	118,700	413,117
GlaxoSmithKline PLC	346,713	6,779,984
Hammerson PLC REIT	195,066	1,468,345
HSBC Holdings PLC	1,490,816	13,915,621

11

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Imperial Brands PLC	92,158	$3,136,314
InterContinental Hotels Group PLC	13,590	813,654
ITV PLC	53,863	108,918
J Sainsbury PLC	202,065	676,895
Land Securities Group PLC REIT	101,782	1,337,989
Legal & General Group PLC	91,636	331,394
Lloyds Banking Group PLC	4,089,935	3,709,777
Marks & Spencer Group PLC	169,382	642,020
National Grid PLC	372,532	4,192,200
Next PLC	17,159	1,145,522
Old Mutual PLC	573,320	1,924,578
Pearson PLC	91,059	956,754
Persimmon PLC	14,772	524,271
Prudential PLC	138,774	3,462,244
Randgold Resources, Ltd.	5,643	465,619
Reckitt Benckiser Group PLC	47,262	4,000,490
RELX NV	123,260	2,551,283
RELX PLC	132,577	2,724,593
Rio Tinto PLC	90,420	4,580,235
Rio Tinto, Ltd.	31,663	1,765,672
Rolls-Royce Holdings PLC (a)	148,472	1,815,338
Royal Bank of Scotland Group PLC (a)	222,732	808,617
RSA Insurance Group PLC	94,182	832,347
Sage Group PLC	183,083	1,641,650
Segro PLC REIT	91,207	769,206
Severn Trent PLC	59,889	1,549,187
Shire PLC	51,364	2,572,667
Sky PLC	118,285	2,152,944
Smith & Nephew PLC	126,239	2,357,042
Smiths Group PLC	30,244	642,122
SSE PLC	128,617	2,302,209
Standard Chartered PLC	206,689	2,066,426
Standard Life Aberdeen PLC	262,687	1,325,485
Taylor Wimpey PLC	179,009	463,556
Tesco PLC	738,267	2,132,385
Unilever NV	127,844	7,212,094
Unilever PLC	104,329	5,788,982
United Utilities Group PLC	88,738	890,542
Vodafone Group PLC	2,142,081	5,836,139
Whitbread PLC	12,981	673,761
WPP PLC	130,764	2,077,410

		167,148,256

TOTAL COMMON STOCKS (Cost $1,415,744,425)		1,532,214,500

RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Samsung Heavy Industries Co., Ltd. (expires 4/13/18) (a) (Cost $0)	11,428	22,247

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h) (i)	2,338,108	$2,338,108
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	32,639,102	32,639,102

TOTAL SHORT-TERM INVESTMENTS (Cost $34,977,210)		34,977,210

TOTAL INVESTMENTS — 101.3% (Cost $1,450,721,635)		1,567,213,957

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(19,654,945)

NET ASSETS — 100.0%		$1,547,559,012

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $6,896,890 representing 0.4% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

12

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$70,907,689	$—	$—		$70,907,689
Austria	4,820,045	—	—		4,820,045
Belgium	14,239,538	—	—		14,239,538
Brazil	29,550,197	—	—		29,550,197
Canada	94,858,757	—	—		94,858,757
Chile	5,073,113	—	—		5,073,113
China	114,985,050	—	0	(a)	114,985,050
Colombia	1,467,836	—	—		1,467,836
Denmark	18,880,507	—	—		18,880,507
Egypt	1,025,331	—	—		1,025,331
Finland	11,648,801	—	—		11,648,801
France	109,227,176	—	—		109,227,176
Germany	99,558,808	—	—		99,558,808
Greece	1,543,075	—	—		1,543,075
Hong Kong	43,369,880	—	0	(a)	43,369,880
Hungary	2,197,237	—	—		2,197,237
India	29,614,364	—	—		29,614,364
Indonesia	8,154,204	—	—		8,154,204
Ireland	6,917,219	—	—		6,917,219
Israel	5,342,873	—	—		5,342,873
Italy	21,840,437	—	—		21,840,437
Japan	255,626,676	—	—		255,626,676
Luxembourg	1,595,273	—	—		1,595,273
Macau	397,352	—	—		397,352
Malaysia	7,530,619	—	—		7,530,619
Mexico	12,623,589	—	—		12,623,589
Netherlands	49,872,504	—	—		49,872,504
New Zealand	1,456,619	—	—		1,456,619
Norway	7,922,160	—	—		7,922,160
Peru	2,018,437	—	—		2,018,437
Philippines	3,851,015	—	—		3,851,015
Poland	3,628,841	—	—		3,628,841
Portugal	1,040,904	—	—		1,040,904
Qatar	534,255	—	—		534,255
Romania	72,841	—	—		72,841
Russia	13,665,748	—	—		13,665,748
Singapore	15,880,457	—	—		15,880,457
South Africa	25,807,732	—	—		25,807,732
South Korea	59,727,407	—	—		59,727,407
Spain	33,121,500	—	—		33,121,500
Sweden	27,539,012	—	—		27,539,012
Switzerland	90,396,083	—	—		90,396,083
Taiwan	42,438,780	—	—		42,438,780
Thailand	1,546,619	6,896,890	—		8,443,509
Turkey	3,841,886	—	—		3,841,886
United Arab Emirates	810,908	—	—		810,908

13

SPDR MSCI ACWI EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United Kingdom	$167,148,256	$—	$—	$167,148,256
Rights
South Korea	22,247	—	—	22,247
Short-Term Investments	34,977,210	—	—	34,977,210

TOTAL INVESTMENTS	$1,560,317,067	$6,896,890	$0	$1,567,213,957

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,559,265	$1,559,265	$27,790,407	$27,011,564	$—	$—	2,338,108	$2,338,108	$13,344	$—
State Street Navigator Securities Lending Government Money Market Portfolio	19,433,641	19,433,641	197,035,868	183,830,407	—	—	32,639,102	32,639,102	149,706	—

Total		$20,992,906	$224,826,275	$210,841,971	$—	$—		$34,977,210	$163,050	$—

14

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 4.5%
AES Tiete Energia SA	48,858	$178,462
Aliansce Shopping Centers SA (a)	99,189	560,467
Alupar Investimento SA	48,367	260,055
Anima Holding SA	81,960	624,145
Arezzo Industria e Comercio SA	48,155	732,409
Banco ABC Brasil SA Preference Shares	86,860	474,338
BR Properties SA	95,955	260,992
Cia de Saneamento de Minas Gerais-COPASA	54,148	783,318
Cia de Saneamento do Parana Preference Shares	185,493	604,432
CiaEnergetica de Sao Paulo Class B, Preference Shares	107,339	510,277
CiaFerro Ligas da Bahia - FERBASA Preference Shares	110,836	707,315
Cia Hering	133,146	826,854
Construtora Tenda SA (a)	25,768	204,293
Cosan Logistica SA (a)	81,462	246,327
Cosan, Ltd.	99,929	1,038,196
CVC Brasil Operadora e Agencia de Viagens SA	108,309	1,976,454
Cyrela Brazil Realty SA Empreendimentos e Participacoes	167,210	769,238
Direcional Engenharia SA (a)	178,730	326,958
Duratex SA	157,370	561,089
EcoRodovias Infraestrutura e Logistica SA	144,242	379,744
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	102,088	548,589
Even Construtora e Incorporadora SA (a)	258,027	406,030
Ez Tec Empreendimentos e Participacoes SA	91,688	636,707
Gafisa SA (a)	67,917	208,435
Helbor Empreendimentos SA (a)	307,651	138,848
International Meal Co. Alimentacao SA Class A (a)	99,823	255,294
Iochpe Maxion SA	110,903	873,249
JSL SA (a)	47,738	91,351
Kepler Weber SA (a)	18,547	67,634
Light SA (a)	75,142	306,347
Linx SA	69,748	424,750
LPS Brasil Consultoria de Imoveis SA (a)	100,405	147,725
Magnesita Refratarios SA	41,816	732,246
Mahle-Metal Leve SA	37,594	278,256
Marcopolo SA Preference Shares	513,296	602,315
Marfrig Global Foods SA (a)	212,401	379,607
Metalurgica Gerdau SA Preference Shares	500,794	1,075,842
Mills Estruturas e Servicos de Engenharia SA (a)	145,457	141,798
Minerva SA	43,410	98,873
MRV Engenharia e Participacoes SA	261,487	1,278,482

Security Description	Shares	Value
Oi SA Preference Shares (a)	186,700	$197,733
Paranapanema SA (a)	253,596	113,689
QGEP Participacoes SA	179,052	612,535
Randon SA Implementos e Participacoes Preference Shares	271,909	706,034
Santos Brasil Participacoes SA (a)	167,697	178,111
Sao Martinho SA	79,835	421,082
Ser Educacional SA (b)	58,314	351,084
SLC Agricola SA	80,479	836,608
TOTVS SA	91,933	796,904
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	79,543	435,577
Wiz Solucoes e Corretagem de Seguros SA	5,800	19,371

		25,386,469

CHILE — 1.5%
Besalco SA	132,412	153,000
CAP SA	63,887	725,598
Inversiones Aguas Metropolitanas SA	556,503	1,024,279
Inversiones La Construccion SA	50,887	1,001,864
Ripley Corp. SA	1,032,093	1,064,677
Salfacorp SA	479,808	911,338
SMU SA (a)	2,199,501	674,174
Sociedad Matriz SAAM SA	7,367,176	754,825
SONDA SA	222,300	431,809
Vina Concha y Toro SA	635,708	1,375,130

		8,116,694

CHINA — 15.1%
21Vianet Group, Inc. ADR (a)	47,310	327,858
361 Degrees International, Ltd.	1,008,000	324,942
500.com, Ltd. Class A, ADR (a) (c)	30,005	514,886
Anton Oilfield Services Group (a)	2,494,000	308,243
AVIC International Holding HK, Ltd. (a) (c)	3,323,933	139,762
Baozun, Inc. ADR (a)	23,888	1,095,981
Beijing Capital Land, Ltd. Class H	1,240,400	755,464
Beijing Enterprises Clean Energy Group, Ltd. (a) (c)	20,023,885	650,598
Boshiwa International Holding, Ltd. (a) (c) (d)	1,843,000	—
Boyaa Interactive International, Ltd. (a)	928,000	359,456
Bright Scholar Education Holdings, Ltd. ADR (a) (c)	1,200	18,528
CGN Meiya Power Holdings Co., Ltd. (a) (b)	1,918,000	259,047
Changyou.com, Ltd. ADR (a)	16,168	450,925
Chaowei Power Holdings, Ltd. (c)	783,000	423,011
Cheetah Mobile, Inc. ADR (a) (c)	38,997	521,390
China Aerospace International Holdings, Ltd.	2,468,000	267,294
China Aircraft Leasing Group Holdings, Ltd.	544,500	573,757
China Animal Healthcare, Ltd. (a) (c) (d)	1,059,700	—

15

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Aoyuan Property Group, Ltd.	1,208,000	$1,109,754
China BlueChemical, Ltd. Class H	1,982,000	555,585
China Chengtong Development Group, Ltd. (a) (c)	2,916,000	141,187
China Distance Education Holdings, Ltd. ADR	37,994	310,411
China Dongxiang Group Co., Ltd.	4,497,000	784,997
China Electronics Corp. Holdings Co., Ltd.	1,274,000	186,677
China Energine International Holdings, Ltd. (a)	698,000	30,683
China Fangda Group Co., Ltd. Class B	441,050	278,175
China Foods, Ltd.	782,000	359,698
China Forestry Holdings Co., Ltd. (c) (d)	1,642,000	—
China Greenland Broad Greenstate Group Co., Ltd. (c)	848,000	124,256
China Harmony New Energy Auto Holding, Ltd. (a) (c)	747,500	479,075
China Hongxing Sports, Ltd. (a) (c) (d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)	1,494,400	384,630
China Lilang, Ltd.	1,028,000	1,283,641
China Logistics Property Holdings Co., Ltd. (a) (c)	1,283,000	398,879
China Maple Leaf Educational Systems, Ltd.	696,000	932,931
China Modern Dairy Holdings, Ltd. (a)	2,532,000	432,308
China National Materials Co., Ltd. Class H	1,347,000	1,228,867
China Nuclear Energy Technology Corp., Ltd. (a)	1,312,000	234,038
China Overseas Grand Oceans Group, Ltd.	1,172,000	567,460
China Overseas Property Holdings, Ltd. (c)	1,766,232	551,364
China Pioneer Pharma Holdings, Ltd.	498,000	157,999
China Power Clean Energy Development Co., Ltd.	550,000	299,237
China Rare Earth Holdings, Ltd. (a)	1,910,400	113,188
China Resources Phoenix Healthcare Holdings Co., Ltd.	645,500	778,880
China SCE Property Holdings, Ltd.	2,415,800	1,249,716
China Shanshui Cement Group, Ltd. (a) (c) (d)	1,224,000	58,484
China Shengmu Organic Milk, Ltd. (a) (b) (c)	2,712,000	369,741
China Shineway Pharmaceutical Group, Ltd. (a)	390,000	594,320
China Silver Group, Ltd.	1,086,000	238,003
China Singyes Solar Technologies Holdings, Ltd. (c)	568,600	207,928

Security Description	Shares	Value
China South City Holdings, Ltd.	1,054,000	$237,705
China Suntien Green Energy Corp., Ltd. Class H	1,667,000	467,286
China Travel International Investment Hong Kong, Ltd.	3,574,000	1,265,971
China Yurun Food Group, Ltd. (a) (c)	1,129,000	151,045
Chinasoft International, Ltd. (a) (c)	1,934,000	1,734,816
Chlitina Holding, Ltd.	71,678	480,607
Chongqing Iron & Steel Co., Ltd. Class H (a)	646,000	124,289
CITIC Resources Holdings, Ltd.	3,469,000	388,966
CITIC Telecom International Holdings, Ltd.	1,959,000	566,611
Colour Life Services Group Co., Ltd.	625,000	586,911
Consun Pharmaceutical Group, Ltd.	530,600	563,166
Coolpad Group, Ltd. (a) (d)	2,353,600	107,959
CPMC Holdings, Ltd.	81,000	52,016
CSMall Group, Ltd. (a)	17,600	5,270
CT Environmental Group, Ltd. (c)	3,409,900	612,611
Dah Chong Hong Holdings, Ltd.	1,260,000	635,755
Daqo New Energy Corp. ADR (a)	3,103	151,892
Eastern Communications Co., Ltd. Class B	246,074	146,660
Fang Holdings, Ltd. ADR (a) (c)	176,767	908,582
Fanhua, Inc. ADR (c)	41,184	1,112,792
First Tractor Co., Ltd. Class H (c)	646,500	240,534
Foshan Electrical and Lighting Co., Ltd. Class B	157,800	119,029
Foxsemicon Integrated Technology, Inc	81,000	641,733
Fu Shou Yuan International Group, Ltd.	1,508,000	1,494,877
Fufeng Group, Ltd.	1,180,600	699,488
Future Land Holdings Co., Ltd. Class A	531,529	2,955,144
GDS Holdings, Ltd. ADR (a)	5,000	137,250
Genscript Biotech Corp. (c)	510,000	1,631,054
Goodbaby International Holdings, Ltd.	945,000	645,388
Grand Baoxin Auto Group, Ltd. (a)	922,101	386,544
Greatview Aseptic Packaging Co., Ltd.	1,022,048	687,590
Greentown Service Group Co., Ltd.	1,338,000	1,130,301
Guorui Properties, Ltd.	1,147,000	302,523
Harbin Electric Co., Ltd. Class H	1,222,000	428,182
Hilong Holding, Ltd.	1,158,100	175,597
HNA Holding Group Co., Ltd. (a) (c)	4,054,000	173,043
Hollysys Automation Technologies, Ltd.	47,047	1,163,002
Honghua Group, Ltd. (a)	2,718,000	283,980
Hua Hong Semiconductor, Ltd. (b)	120,000	237,606
Huadian Energy Co.,Ltd. Class B (a)	345,900	125,216

16

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Huangshan Tourism Development Co., Ltd. Class B	427,861	$539,105
JA Solar Holdings Co., Ltd. ADR (a) (c)	65,273	428,191
Jiangnan Group, Ltd. (c)	504,000	31,146
JinkoSolar Holding Co., Ltd. ADR (a) (c)	23,708	432,671
Jumei International Holding, Ltd. ADR (a) (c)	47,587	138,002
Kama Co., Ltd. Class B (a)	270,800	212,578
Kandi Technologies Group, Inc. (a) (c)	45,064	218,560
Kangda International Environmental Co., Ltd. (b)	1,904,200	356,660
Kingdee International Software Group Co., Ltd. (a) (c)	1,928,000	1,940,701
Launch Tech Co., Ltd. Class H	180,500	200,088
Leyou Technologies Holdings, Ltd. (a)	1,459,200	304,918
Li Ning Co., Ltd. (a)	2,197,249	2,250,918
Lifetech Scientific Corp. (a) (c)	2,478,000	719,881
Link Motion, Inc. ADR (a) (c)	105,480	175,097
Lonking Holdings, Ltd.	2,415,000	1,027,751
Luoyang Glass Co., Ltd. Class H (a) (c)	472,000	230,939
Luye Pharma Group, Ltd. (c)	1,916,500	1,833,889
Maoye International Holdings, Ltd.	1,666,000	186,802
Nanjing Panda Electronics Co., Ltd. Class H	144,000	74,309
National Agricultural Holdings, Ltd. (a) (d)	396,000	30,022
Noah Holdings, Ltd. ADS (a) (c)	26,530	1,252,481
Ourgame International Holdings, Ltd. (a)	604,000	159,306
Ozner Water International Holding, Ltd. (a) (b) (c)	1,309,000	350,254
Pacific Online, Ltd.	932,100	133,016
Parkson Retail Group, Ltd. (a)	2,874,000	333,236
Poly Culture Group Corp., Ltd. Class H	166,700	295,665
Poly Property Group Co., Ltd. (a)	2,099,000	1,032,343
Powerlong Real Estate Holdings, Ltd. (c)	1,344,000	707,251
PW Medtech Group, Ltd. (a)	2,526,000	415,191
Real Gold Mining, Ltd. (a) (d)	251,500	—
Renhe Commercial Holdings Co., Ltd. (a) (c)	7,450,000	145,235
Renren, Inc. ADR (a) (c)	23,786	199,802
Shandong Airlines Co., Ltd. Class B	216,700	407,816
Shandong Zhonglu Oceanic Fisheries Co., Ltd. Class B (a)	90,900	53,973
Shang Gong Group Co., Ltd. Class B (a)	252,000	224,532
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B (a)	429,600	333,799
Shanghai Diesel Engine Co., Ltd. Class B	373,360	255,005

Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (c)	498,000	$237,950
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	466,800	256,740
Shanghai Haixin Group Co. Class B	645,708	397,756
Shanghai Highly Group Co., Ltd. Class B	259,900	229,752
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,072,000	438,454
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	115,600	139,992
Shanghai Jinjiang International Travel Co., Ltd. Class B	99,400	256,452
Shanghai Potevio Co., Ltd. Class B (a)	79,800	32,638
Shenwan Hongyuan HK, Ltd.	520,000	159,678
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (a)	231,500	66,663
Shenzhen Chiwan Petroleum Class B (a)	40,300	125,445
Shenzhen SEG Co., Ltd. Class B	150,300	66,070
Shougang Concord International Enterprises Co., Ltd. (a) (c)	19,058,000	529,369
Shougang Fushan Resources Group, Ltd.	3,122,000	795,586
Shui On Land, Ltd.	491,500	133,391
Shunfeng International Clean Energy, Ltd. (a)	1,445,300	55,246
Sichuan Expressway Co., Ltd. Class H	1,642,000	579,532
Silergy Corp.	64,000	1,442,124
Sinofert Holdings, Ltd. (a) (c)	1,588,000	202,337
Sinopec Kantons Holdings, Ltd.	1,096,000	540,438
Sinosoft Technology Group, Ltd.	728,200	245,879
Sinotrans Shipping, Ltd. (c)	2,170,500	580,769
Sinovac Biotech, Ltd. (a)	73,417	632,120
Skyfame Realty Holdings, Ltd. (a)	554,000	407,296
Sohu.com, Inc. (a)	30,947	956,881
Springland International Holdings, Ltd.	1,357,000	325,059
Sun King Power Electronics Group	1,119,000	219,571
Tarena International, Inc. ADR	39,970	448,463
Tian Ge Interactive Holdings, Ltd. (b)	741,000	624,085
Tiangong International Co., Ltd.	1,712,000	296,666
Tianjin Development Holdings, Ltd.	836,000	370,689
Tianjin Port Development Holdings, Ltd.	4,070,000	565,256
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	361,500	332,580
Tianneng Power International, Ltd.	996,000	1,178,961
Tong Ren Tang Technologies Co., Ltd. Class H	754,000	1,256,619

17

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Tongfang Kontafarma Holdings, Ltd. (a)	2,013,553	$112,886
Tuniu Corp. ADR (a) (c)	90,956	547,555
Universal Medical Financial & Technical Advisory Services Co., Ltd. (b)	949,900	827,863
V1 Group, Ltd. (a) (c)	2,188,999	61,361
Virscend Education Co., Ltd. (b)	1,038,000	645,419
West China Cement, Ltd. (a)	2,616,000	496,648
Wisdom Sports Group (c)	1,251,000	125,924
Xiamen International Port Co., Ltd. Class H	2,098,000	382,266
Xi’an Haitiantian Holdings Co., Ltd. (a)	242,000	185,625
Xunlei, Ltd. ADR (a) (c)	20,400	205,836
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)	174,000	804,786
Yestar Healthcare Holdings Co., Ltd. (c)	1,692,200	588,625
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)	34,400	158,450
YuanShengTai Dairy Farm, Ltd. (a)	5,309,000	236,758
Yuexiu Transport Infrastructure, Ltd.	1,160,549	893,151
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	220,600	118,897

		84,541,935

COLOMBIA — 0.0% (e)
Avianca Holdings SA Preference Shares	189,675	203,046

CZECH REPUBLIC — 0.5%
Moneta Money Bank A/S (b)	506,469	2,097,947
Philip Morris CR A/S	1,032	857,971

		2,955,918

EGYPT — 1.1%
Eastern Tobacco	43,562	1,469,742
Egypt Kuwait Holding Co. SAE	558,391	558,391
Egyptian Financial Group-Hermes Holding Co.	404,753	590,944
ElSewedy Electric Co.	107,126	1,316,380
Ezz Steel (a)	383,580	576,349
Global Telecom Holding SAE (a)	1,489,242	554,981
Juhayna Food Industries	467,628	301,849
Orascom Telecom Media And Technology Holding SAE	2,912,994	143,750
Sidi Kerir Petrochemicals Co.	126,671	213,322
Six of October Development & Investment (a)	431,618	664,442

		6,390,150

GREECE — 0.9%
Aegean Airlines SA	53,542	588,028
Aegean Marine Petroleum Network, Inc.	43,542	97,970

Security Description	Shares	Value
Attica Bank SA (a)	540,359	$20,203
Diana Shipping, Inc. (a)	70,867	259,373
Ellaktor SA (a)	93,990	181,020
FF Group (a)	24,815	483,417
Grivalia Properties REIC AE REIT	47,984	522,266
Hellenic Exchanges - Athens Stock Exchange SA	76,425	437,060
Holding Co. ADMIE IPTO SA (a)	129,043	279,318
Mytilineos Holdings SA (a)	94,302	1,009,003
Public Power Corp. SA (a)	108,603	345,400
Star Bulk Carriers Corp. (a)	20,144	234,275
StealthGas, Inc. (a)	67,939	272,435
Tsakos Energy Navigation, Ltd.	112,483	371,194

		5,100,962

HONG KONG — 2.8%
Ajisen China Holdings, Ltd.	687,000	323,879
Anxin-China Holdings, Ltd. (a) (d)	2,248,000	—
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,351,600	107,867
Carnival Group International Holdings, Ltd. (a)	6,350,000	291,273
China All Access Holdings, Ltd.	1,282,000	408,369
China Animation Characters Co., Ltd. (c)	1,062,000	389,710
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	2,170,400	110,618
China Financial International Investments, Ltd. (a)	2,850,000	98,047
China First Capital Group, Ltd. (a)	2,760,000	1,297,657
China High Precision Automation Group, Ltd. (a) (d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	836,000	1,314,455
China Lumena New Materials Corp. (a) (c) (d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a) (c) (d)	693,675	—
China Minsheng Drawin Technology Group, Ltd. (a) (c)	1,480,000	38,469
China Minsheng Financial Holding Corp., Ltd. (a)	1,230,000	39,180
China NT Pharma Group Co., Ltd.	949,400	227,422
China Oil & Gas Group, Ltd.	4,868,000	390,765
China Soft Power Technology Holdings, Ltd. (a)	1,736,000	26,986
China Water Affairs Group, Ltd.	28,000	28,506
Comba Telecom Systems Holdings, Ltd.	1,140,575	152,594
Concord New Energy Group, Ltd.	8,380,000	379,050
Co-Prosperity Holdings, Ltd. (a)	656,000	25,911
Dawnrays Pharmaceutical Holdings, Ltd.	705,000	386,262
Digital China Holdings, Ltd. (a) (c)	942,000	517,312
EPI Holdings, Ltd. (a)	540,000	63,988
Glorious Property Holdings, Ltd. (a)	2,003,000	176,098
Golden Meditech Holdings, Ltd.	684,000	78,437

18

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Greater China Financial Holdings, Ltd. (a)	1,560,300	$35,984
Green Leader Holdings Group, Ltd. (a)	1,580,000	71,468
Hengdeli Holdings, Ltd.	2,168,400	103,608
Hi Sun Technology China, Ltd. (a)	1,797,000	318,264
Hua Han Health Industry Holdings, Ltd. (a) (d)	2,414,560	122,292
Huabao International Holdings, Ltd.	1,390,000	920,964
Huayi Tencent Entertainment Co., Ltd. (a) (c)	3,090,000	153,549
Jiayuan International Group, Ltd. (a)	150,000	216,735
Ju Teng International Holdings, Ltd.	995,500	246,075
MIE Holdings Corp. (a)	2,042,754	106,715
Munsun Capital Group, Ltd. (a)	2,402,000	12,242
Neo Telemedia, Ltd.	4,820,000	105,633
NetDragon Websoft Holdings, Ltd. (c)	259,500	631,532
New Provenance Everlasting Holdings, Ltd. (a) (c)	7,930,000	162,676
NewOcean Energy Holdings, Ltd. (a)	1,656,000	377,692
Pou Sheng International Holdings, Ltd.	2,217,000	562,138
Qianhai Health Holdings, Ltd. (a)	849,005	8,546
Skyworth Digital Holdings, Ltd.	1,836,000	825,794
Solartech International Holdings, Ltd. (a)	300,000	31,727
SSY Group, Ltd.	1,969,562	1,729,073
Tech Pro Technology Development, Ltd. (a) (f)	6,035,100	52,290
Tibet Water Resources, Ltd. (a) (c)	1,984,000	786,188
United Laboratories International Holdings, Ltd. (a) (c)	996,500	1,032,268
Vision Values Holdings, Ltd. (a)	430,000	31,778
Wasion Group Holdings, Ltd.	783,000	399,067

		15,917,153

HUNGARY — 0.2%
Magyar Telekom
Telecommunications PLC	571,848	1,021,657

INDIA — 13.1%
Aarti Industries	1,510	26,550
Abbott India, Ltd.	3,952	330,412
Adani Power, Ltd. (a)	805,404	292,664
Aditya Birla Capital, Ltd. (a)	399,787	894,624
Aditya Birla Fashion and Retail, Ltd. (a)	273,739	633,126
Aegis Logistics, Ltd.	17,698	70,443
AIA Engineering, Ltd.	52,233	1,154,350
Ajanta Pharma, Ltd.	1,199	25,559
Arvind, Ltd.	178,130	1,045,892
Avanti Feeds, Ltd.	4,606	157,812
Bajaj Corp., Ltd.	58,574	423,936
Bajaj Hindusthan Sugar, Ltd. (a)	904,905	122,094
Balrampur Chini Mills, Ltd.	360,417	418,044

Security Description	Shares	Value
Bata India, Ltd.	102,195	$1,143,749
Bharat Financial Inclusion, Ltd. (a)	104,983	1,765,526
Blue Dart Express, Ltd.	6,426	371,318
CARE Ratings, Ltd.	20,693	383,486
Ceat, Ltd.	34,067	786,780
CG Power and Industrial Solutions, Ltd. (a)	539,183	641,513
Chennai Super Kings Cricket, Ltd. (a) (d)	418,560	—
City Union Bank, Ltd.	198,522	524,904
Coffee Day Enterprises, Ltd. (a) (b)	7,365	34,424
Cyient, Ltd.	47,150	502,320
DCM Shriram, Ltd.	5,934	38,599
DEN Networks, Ltd. (a)	21,115	32,747
Dilip Buildcon, Ltd. (b)	12,470	191,825
Dish TV India, Ltd. (a)	580,204	633,831
Dixon Technologies India, Ltd. (a)	666	33,606
Dr Lal PathLabs, Ltd. (b)	31,362	421,371
eClerx Services, Ltd.	17,307	318,826
Engineers India, Ltd.	104,015	252,695
Eros International Media, Ltd. (a)	78,802	200,806
Escorts, Ltd.	114,143	1,431,738
Force Motors, Ltd.	10,516	440,654
Fortis Healthcare, Ltd. (a)	229,936	434,865
Gateway Distriparks, Ltd.	188,197	504,241
GE T&D India, Ltd.	87,235	545,037
GMR Infrastructure, Ltd. (a)	2,493,975	644,317
Godfrey Phillips India, Ltd.	23,764	299,228
Godrej Properties, Ltd. (a)	77,149	855,099
Graphite India, Ltd.	36,246	403,519
GTL Infrastructure, Ltd. (a)	972,215	38,756
Gujarat Alkalies & Chemicals, Ltd.	4,302	46,076
Gujarat Fluorochemicals, Ltd.	3,553	43,390
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,931	55,417
Gujarat Pipavav Port, Ltd.	374,332	834,219
GVK Power & Infrastructure, Ltd. (a)	196,798	42,545
Hathway Cable & Datacom, Ltd. (a)	139,090	72,188
HEG, Ltd.	12,144	593,033
Hexaware Technologies, Ltd.	215,637	1,245,947
Himachal Futuristic Communications, Ltd. (a)	351,674	139,383
Himadri Speciality Chemical, Ltd.	38,420	86,092
Hindustan Construction Co., Ltd. (a)	141,116	48,033
Hindustan Copper, Ltd.	18,768	18,100
Housing Development & Infrastructure, Ltd. (a)	349,914	207,089
HSIL, Ltd.	3,677	20,927
IDBI Bank, Ltd. (a)	243,206	269,227
IDFC, Ltd.	889,215	664,644
IFCI, Ltd. (a)	977,802	293,093
India Cements, Ltd.	400,931	871,366
Indiabulls Real Estate, Ltd. (a)	454,901	1,265,557

19

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Indiabulls Ventures, Ltd.	172,657	$645,660
Indian Hotels Co., Ltd.	601,544	1,193,465
Infibeam Incorporation, Ltd.	29,719	67,666
Info Edge India, Ltd.	84,867	1,529,440
Ipca Laboratories, Ltd.	68,083	684,414
IRB Infrastructure Developers, Ltd.	211,438	722,929
J Kumar Infraprojects, Ltd.	5,375	22,366
Jain Irrigation Systems, Ltd.	291,658	476,022
Jaiprakash Associates, Ltd. (a)	795,035	230,386
Jaiprakash Power Ventures, Ltd. (a)	369,736	26,927
Jammu & Kashmir Bank, Ltd. (a)	430,004	397,885
Jaypee Infratech, Ltd. (a)	304,143	39,171
Jindal Steel & Power, Ltd. (a)	299,180	1,005,039
JM Financial, Ltd.	43,441	85,787
JSW Energy, Ltd.	718,231	801,684
Jubilant Foodworks, Ltd.	54,417	1,940,547
Jubilant Life Sciences, Ltd.	106,181	1,366,626
Just Dial, Ltd. (a)	49,842	338,576
Jyothy Laboratories, Ltd.	51,394	311,926
Kajaria Ceramics, Ltd.	118,883	1,043,617
Karur Vysya Bank, Ltd.	465,229	716,514
KEC International, Ltd.	4,524	27,034
KEI Industries, Ltd.	11,261	66,473
KPIT Technologies, Ltd.	239,764	796,068
KRBL, Ltd.	43,252	289,234
Mahindra CIE Automotive, Ltd. (a)	114,835	378,108
MakeMyTrip, Ltd. (a) (c)	38,166	1,324,360
Manappuram Finance, Ltd.	554,702	927,456
Manpasand Beverages, Ltd.	4,228	23,972
Marksans Pharma, Ltd.	549,434	266,623
McLeod Russel India, Ltd.	125,381	276,438
Minda Industries, Ltd.	5,872	96,027
Mindtree, Ltd.	170,441	2,017,303
Monsanto India, Ltd.	6,752	285,638
Mphasis, Ltd.	84,577	1,086,362
Natco Pharma, Ltd.	85,543	988,467
NCC, Ltd.	736,612	1,327,606
Oberoi Realty, Ltd.	71,459	559,046
PC Jeweller, Ltd.	111,758	548,666
Persistent Systems, Ltd.	55,232	587,746
Pfizer, Ltd.	11,803	395,450
Phoenix Mills, Ltd.	42,479	385,180
PI Industries, Ltd.	97,293	1,320,477
Prestige Estates Projects, Ltd.	120,495	539,091
PTC India, Ltd.	431,251	577,896
PVR, Ltd.	53,392	994,832
Quess Corp., Ltd. (a) (b)	17,563	276,821
Radico Khaitan, Ltd.	13,164	67,060
Rain Industries, Ltd.	50,869	292,204
Redington India, Ltd.	367,613	827,418
Reliance Communications, Ltd. (a)	1,072,846	357,771
Reliance Home Finance, Ltd. (a)	121,394	110,931
Reliance Naval and Engineering, Ltd. (a)	340,290	142,958

Security Description	Shares	Value
Reliance Power, Ltd. (a)	397,256	$219,880
Repco Home Finance, Ltd.	8,749	75,435
Sadbhav Engineering, Ltd.	88,291	527,201
Sanghvi Movers, Ltd.	14,917	39,670
Schaeffler India, Ltd.	3,964	316,112
Shree Renuka Sugars, Ltd. (a)	206,604	48,624
Sintex Industries, Ltd.	460,375	126,702
Sintex Plastics Technology, Ltd. (a)	483,594	426,341
SKF India, Ltd.	25,799	693,493
Sobha, Ltd.	15,447	120,314
Sterlite Technologies, Ltd.	71,188	340,977
Strides Shasun, Ltd.	66,306	680,275
Sun Pharma Advanced Research Co., Ltd. (a)	121,745	704,374
Sundram Fasteners, Ltd.	7,728	65,323
Suzlon Energy, Ltd. (a)	3,867,988	634,566
Symphony, Ltd.	38,036	1,044,971
Syndicate Bank (a)	43,155	36,689
Tata Elxsi, Ltd.	18,352	277,257
Tata Global Beverages, Ltd.	384,936	1,527,133
Thermax, Ltd.	61,183	1,064,343
Time Technoplast, Ltd.	22,307	54,774
Torrent Power, Ltd.	229,424	806,410
TTK Prestige, Ltd.	219	20,765
TV18 Broadcast, Ltd. (a)	95,183	97,924
Union Bank of India (a)	355,687	512,630
Unitech, Ltd. (a)	1,817,647	154,672
Vardhman Textiles, Ltd.	1,232	23,087
Varun Beverages, Ltd.	4,968	47,942
Videocon d2h, Ltd. ADR (a)	56,933	466,851
WABCO India, Ltd.	6,335	770,321
Welspun Corp., Ltd.	221,570	458,280
Welspun India, Ltd.	314,563	279,974
WNS Holdings, Ltd. ADR (a)	51,952	2,354,984
Wockhardt, Ltd. (a)	1,983	22,089

		73,135,358

INDONESIA — 3.1%
Ace Hardware Indonesia Tbk PT	2,170,400	209,670
Adhi Karya Persero Tbk PT	3,869,291	581,764
AKR Corporindo Tbk PT	1,961,500	808,536
Alam Sutera Realty Tbk PT	18,758,600	515,036
Bank Pan Indonesia Tbk PT (a)	293,500	22,811
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,456,400	666,801
Blue Bird Tbk PT	735,305	153,817
Bumitama Agri, Ltd.	556,100	301,099
Ciputra Development Tbk PT	11,922,699	1,017,554
Delta Dunia Makmur Tbk PT (a)	1,277,700	87,701
Eagle High Plantations Tbk PT (a)	2,606,900	40,900
Gajah Tunggal Tbk PT	1,995,000	117,374
Garuda Indonesia Persero Tbk PT (a)	10,002,500	213,600
Global Mediacom Tbk PT	3,828,600	148,778
Indah Kiat Pulp & Paper Corp. Tbk PT	2,528,300	2,020,069
Indika Energy Tbk PT (a)	1,010,000	258,965
Indo Tambangraya Megah Tbk PT	586,135	1,213,354

20

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Intiland Development Tbk PT	6,201,500	$148,647
Japfa Comfeed Indonesia Tbk PT	5,801,300	623,637
Kawasan Industri Jababeka Tbk PT	28,707,184	546,307
Link Net Tbk PT	1,811,000	687,305
Lippo Cikarang Tbk PT (a)	514,900	115,939
Lippo Karawaci Tbk PT	12,117,300	422,466
Matahari Putra Prima Tbk PT (a)	2,675,600	77,737
Medco Energi Internasional Tbk PT (a)	9,525,966	837,220
Media Nusantara Citra Tbk PT	7,871,200	808,988
Mitra Adiperkasa Tbk PT	1,011,100	571,004
MNC Investama Tbk PT (a)	12,641,300	103,756
Modernland Realty Tbk PT	6,238,700	157,695
Pembangunan Perumahan Persero Tbk PT	4,435,698	840,906
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,076,800	665,659
Siloam International Hospitals Tbk PT (a)	1,090,743	633,807
Summarecon Agung Tbk PT	8,728,100	573,737
Surya Semesta Internusa Tbk PT	3,428,300	136,958
Timah Persero Tbk PT	4,162,329	293,260
Wijaya Karya Persero Tbk PT	5,467,436	667,172

		17,290,029

MALAYSIA — 5.0%
Aeon Co. M Bhd	995,900	460,874
Alliance Bank Malaysia Bhd	645,600	712,697
Berjaya Corp. Bhd (a)	4,037,667	334,037
Berjaya Sports Toto Bhd	1,158,458	646,915
Bermaz Auto Bhd (a)	860,760	505,151
Bumi Armada Bhd (a)	3,093,000	663,700
Bursa Malaysia Bhd	490,073	1,388,625
Cahya Mata Sarawak Bhd	582,900	580,187
Carlsberg Brewery Malaysia Bhd Class B	116,000	565,605
Datasonic Group Bhd	1,163,100	258,600
DRB-Hicom Bhd	1,067,100	662,110
Eastern & Oriental Bhd	1,285,152	478,443
Evergreen Fibreboard Bhd	1,606,750	195,236
Felda Global Ventures Holdings Bhd	1,774,400	761,506
Gas Malaysia Bhd	562,900	411,843
Heineken Malaysia Bhd	132,900	721,536
Hengyuan Refining Co. Bhd	66,100	129,534
Hibiscus Petroleum Bhd (a)	251,300	53,275
IGB Real Estate Investment Trust	1,096,900	436,718
Inari Amertron Bhd	1,411,586	1,021,831
Karex Bhd	708,100	149,199
KNM Group Bhd (a)	3,404,806	184,852
KPJ Healthcare Bhd	3,695,672	855,126
Lafarge Malaysia Bhd (a)	252,300	279,826
Magnum Bhd	1,337,100	632,599
Malaysia Building Society Bhd	1,676,000	467,963
Malaysian Pacific Industries Bhd	15,700	35,029
Malaysian Resources Corp. Bhd	2,717,500	681,483
Media Prima Bhd	1,431,900	142,524
My EG Services Bhd	2,818,450	2,069,389

Security Description	Shares	Value
OSK Holdings Bhd	1,579,850	$400,272
Padini Holdings Bhd	553,600	622,585
Pavilion Real Estate Investment Trust	1,079,700	385,208
Petron Malaysia Refining & Marketing Bhd	10,800	23,873
Pos Malaysia Bhd	678,700	628,166
PureCircle, Ltd. (a) (c)	58,640	302,717
QL Resources Bhd	418,150	541,606
Sime Darby Property Bhd (a)	2,018,300	740,948
SKP Resources Bhd	223,200	91,173
Sunway Real Estate Investment Trust	2,238,900	931,910
TIME dotCom Bhd	244,000	526,101
Top Glove Corp. Bhd	855,300	2,155,940
UEM Sunrise Bhd (a)	1,112,400	286,153
UMW Holdings Bhd (a)	363,400	565,581
UMW Oil & Gas Corp. Bhd (a)	2,065,915	165,572
Unisem M Bhd	438,300	277,620
UOA Development Bhd	1,533,500	959,429
VS Industry Bhd	1,389,600	844,250
WCT Holdings Bhd (a)	1,372,289	471,857
Yinson Holdings Bhd	700,700	681,135

		28,088,509

MEXICO — 2.0%
Asesor de Activos Prisma SAPI de CV REIT (a)	403,139	268,119
Axtel SAB de CV (a) (c)	1,709,882	383,127
Bolsa Mexicana de Valores SAB de CV	596,063	1,134,425
Concentradora Fibra Hotelera Mexicana SA de CV (b)	483,658	302,858
Concentradora Hipotecaria SAPI de CV REIT	597,161	558,116
Consorcio ARA SAB de CV	1,908,774	747,678
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (c)	794,654	637,778
Corp. Inmobiliaria Vesta SAB de CV	420,458	621,698
Credito Real SAB de CV SOFOM ER	275,285	393,921
Genomma Lab Internacional SAB de CV Class B (a)	644,664	695,750
Grupo Aeromexico SAB de CV (a) (c)	172,983	274,824
Grupo GICSA SA de CV (a)	433,675	246,138
Hoteles City Express SAB de CV (a)	349,624	474,823
Macquarie Mexico Real Estate Management SA de CV REIT (a)	685,956	767,372
Megacable Holdings SAB de CV	247,587	1,138,953
PLA Administradora Industrial S de RL de CV (a)	775,568	1,284,859
Prologis Property Mexico SA de CV REIT	388,118	739,090
Qualitas Controladora SAB de CV	184,510	508,645

21

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
TV Azteca SAB de CV Series CPO (c)	1,465,962	$208,006

		11,386,180

MONACO — 0.2%
Costamare, Inc.	45,373	283,128
GasLog, Ltd.	54,754	900,703
Navios Maritime Holdings, Inc. (a) (c)	96,403	86,560

		1,270,391

PAKISTAN — 1.3%
Attock Refinery, Ltd.	10,700	23,506
Bank Alfalah, Ltd.	176,500	80,266
Bank of Punjab (a)	272,500	23,094
Dawood Hercules Corp., Ltd.	22,600	25,463
DG Khan Cement Co., Ltd.	693,100	984,034
Engro Corp., Ltd.	249,000	670,488
Engro Fertilizers, Ltd.	513,500	309,613
Fauji Cement Co., Ltd.	95,000	24,186
Fauji Fertilizer Bin Qasim, Ltd.	73,000	26,562
Fauji Fertilizer Co., Ltd.	293,500	237,954
Hascol Petroleum, Ltd.	21,700	50,358
Honda Atlas Cars Pakistan, Ltd.	14,650	59,873
Hub Power Co. Ltd.	77,500	67,910
K-Electric, Ltd. (a)	500,000	30,286
Kot Addu Power Co., Ltd.	173,500	97,485
Lucky Cement, Ltd.	158,700	946,699
Maple Leaf Cement Factory, Ltd.	593,900	371,573
Mari Petroleum Co., Ltd.	3,680	46,575
Millat Tractors, Ltd.	12,340	136,297
National Bank of Pakistan	163,000	71,514
National Refinery, Ltd.	16,200	60,075
Pak Elektron, Ltd.	171,500	69,952
PAK Suzuki Motor Co., Ltd.	15,600	64,580
Pakistan Oilfields, Ltd.	65,900	369,543
Pakistan State Oil Co., Ltd.	405,798	1,134,757
Pakistan Stock Exchange, Ltd.	399,000	90,069
Searle Co. Ltd.	17,300	52,609
SUI Northern Gas Pipeline	811,400	787,283
Thal, Ltd.	17,150	76,976
TRG Pakistan (a)	250,000	82,756

		7,072,336

PERU — 0.6%
Ferreycorp SAA	1,893,991	1,490,800
Grana y Montero SAA (a)	356,171	210,814
InRetail Peru Corp. (b)	38,326	852,754
Volcan Cia Minera SAA Class B	2,040,258	758,707

		3,313,075

PHILIPPINES — 1.2%
Belle Corp.	3,615,400	257,067
Cebu Air, Inc.	446,418	809,375
CEMEX Holdings Philippines, Inc. (a) (b)	4,288,105	299,146
Cosco Capital, Inc.	5,914,200	838,773
D&L Industries, Inc.	5,279,500	1,169,681
First Gen Corp.	1,562,200	508,982
First Philippine Holdings Corp.	371,250	469,599

Security Description	Shares	Value
MacroAsia Corp.	147,900	$74,407
Manila Water Co., Inc.	1,087,300	579,310
Melco Resorts And Entertainment Philippines Corp. (a)	306,800	45,863
Nickel Asia Corp.	3,918,600	458,118
Philex Mining Corp.	1,532,900	178,916
Rizal Commercial Banking Corp.	582,020	509,208
Robinsons Land Corp.	1,597,171	610,370
SM Prime Holdings, Inc.	1	1

		6,808,816

POLAND — 2.0%
Alumetal SA	12,993	208,628
Asseco Poland SA	95,737	1,257,748
Boryszew SA (a)	90,651	242,950
Ciech SA (a)	55,424	954,666
Dino Polska SA (a) (b)	43,412	1,100,731
Emperia Holding SA (a)	28,521	832,657
Enea SA	137,357	369,729
Energa SA	196,807	553,310
Eurocash SA	90,142	618,438
Getin Noble Bank SA (a)	345,883	136,321
Globe Trade Centre SA	392,428	1,047,147
Grupa Azoty SA	44,199	722,606
Grupa Kety SA	8,882	889,419
KRUK SA	15,685	998,257
Lubelski Wegiel Bogdanka SA	11,000	149,972
Netia SA	397,418	616,089
PKP Cargo SA (a)	18,221	221,293

		10,919,961

QATAR — 0.5%
Al Meera Consumer Goods Co. QSC	12,980	506,084
Gulf Warehousing Co.	17,783	197,752
Medicare Group	17,908	337,213
Qatar First Bank (a)	284,361	498,139
Salam International Investment, Ltd. QSC (a)	93,936	149,854
Vodafone Qatar QSC (a)	449,170	1,071,743

		2,760,785

RUSSIA — 0.9%
Etalon Group PLC GDR	118,906	362,664
Globaltrans Investment PLC GDR	111,827	1,326,268
LSR Group PJSC GDR	216,646	693,267
M Video PJSC	50,000	358,261
QIWI PLC ADR (c)	41,883	800,384
Ros Agro PLC GDR	44,770	463,817
Sistema PJSC FC GDR	151,320	611,333
TMK PJSC GDR	83,864	472,993

		5,088,987

SINGAPORE — 0.3%
Asian Pay Television Trust	1,545,800	624,780
SIIC Environment Holdings, Ltd.	1,175,560	416,865
Silverlake Axis, Ltd.	952,800	388,735

		1,430,380

22

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 5.6%
Adcock Ingram Holdings, Ltd.	203,828	$1,219,312
Advtech, Ltd.	483,007	644,485
AECI, Ltd.	94,440	920,588
African Rainbow Minerals, Ltd.	71,051	608,045
Alexander Forbes Group Holdings, Ltd.	874,583	531,448
ArcelorMittal South Africa, Ltd. (a)	274,850	61,471
Arrowhead Properties, Ltd. Class A, REIT	1,238,438	758,819
Ascendis Health, Ltd.	115,594	96,680
Astral Foods, Ltd.	1,944	51,324
Attacq, Ltd. (a)	510,255	850,084
Aveng, Ltd. (a)	390,579	32,964
Balwin Properties, Ltd.	276,567	143,550
Blue Label Telecoms, Ltd.	445,991	485,560
Cashbuild, Ltd.	1,062	43,310
Coronation Fund Managers, Ltd.	210,012	1,431,068
Curro Holdings, Ltd. (a) (c)	199,573	537,135
DataTec, Ltd.	311,055	546,044
Dis-Chem Pharmacies, Ltd. (b)	111,500	324,655
Emira Property Fund, Ltd. REIT	671,966	881,871
EOH Holdings, Ltd.	112,795	409,341
Famous Brands, Ltd. (a) (c)	72,875	689,403
Grindrod, Ltd. (a)	529,298	614,676
Harmony Gold Mining Co., Ltd.	296,140	703,063
Hosken Consolidated Investments, Ltd.	113,266	1,376,542
JSE, Ltd.	111,331	1,741,363
KAP Industrial Holdings, Ltd.	1,380,838	1,002,233
Lewis Group, Ltd.	200,456	713,936
Montauk Holdings, Ltd.	1	5
Mpact, Ltd.	237,357	580,935
Murray & Roberts Holdings, Ltd.	368,376	429,040
Nampak, Ltd. (a)	550,973	706,808
Net 1 UEPS Technologies, Inc. (a) (c)	66,707	631,048
Northam Platinum, Ltd. (a)	356,564	1,093,578
Omnia Holdings, Ltd.	61,121	768,607
PPC, Ltd. (a)	1,430,722	947,878
Reunert, Ltd.	253,706	1,594,769
SA Corporate Real Estate, Ltd. REIT	2,886,087	1,188,657
Stadio Holdings, Ltd. (a) (c)	191,572	92,805
Sun International, Ltd. (a)	117,689	568,642
Super Group, Ltd. (a)	423,084	1,289,739
Tongaat Hulett, Ltd.	101,935	874,497
Trencor, Ltd.	107,758	343,771
Tsogo Sun Holdings, Ltd.	222,997	439,078
Vukile Property Fund, Ltd. REIT	677,498	1,251,073
Wilson Bayly Holmes-Ovcon, Ltd.	90,361	1,182,138

		31,402,038

TAIWAN — 29.0%
Ability Enterprise Co., Ltd.	334,141	222,325
AcBel Polytech, Inc.	901,000	635,029
Accton Technology Corp.	487,341	1,587,866
Acer, Inc. (a)	2,343,000	1,944,665

Security Description	Shares	Value
A-DATA Technology Co., Ltd.	241,652	$624,912
Adlink Technology, Inc.	167,625	349,542
Advanced Ceramic X Corp.	57,642	535,754
Advanced Wireless Semiconductor Co.	34,000	72,182
AGV Products Corp. (a)	1,828,414	466,557
Alpha Networks, Inc.	446,513	356,818
Altek Corp.	209,516	210,903
AmTRAN Technology Co., Ltd.	904,717	440,614
Arcadyan Technology Corp.	208,172	381,260
Ardentec Corp.	104,000	134,472
Asia Optical Co., Inc.	208,540	736,688
Asia Polymer Corp.	878,028	540,543
ASPEED Technology, Inc.	17,000	529,993
Aten International Co., Ltd.	213,000	693,271
Basso Industry Corp.	110,800	197,606
BES Engineering Corp.	2,791,356	767,798
Bizlink Holding, Inc.	92,764	769,931
Capital Securities Corp.	2,057,730	786,902
Career Technology MFG. Co., Ltd.	429,060	612,901
Casetek Holdings, Ltd.	135,820	398,744
Cathay Real Estate Development Co., Ltd.	847,332	450,446
Center Laboratories, Inc. (a)	289,527	607,712
Chang Wah Electromaterials, Inc.	76,419	391,832
Charoen Pokphand Enterprise	339,675	761,901
Cheng Loong Corp.	1,221,128	680,568
Cheng Uei Precision Industry Co., Ltd.	388,915	544,217
Chicony Electronics Co., Ltd.	469,310	1,192,711
Chilisin Electronics Corp.	66,000	235,415
China Bills Finance Corp.	960,394	494,081
China Chemical & Pharmaceutical Co., Ltd.	652,000	442,762
China Man-Made Fiber Corp. (a)	1,957,899	637,927
China Motor Corp.	781,000	735,276
China Petrochemical Development Corp. (a)	2,128,575	916,199
China Steel Chemical Corp.	173,000	901,876
China Synthetic Rubber Corp.	546,373	899,472
Chin-Poon Industrial Co., Ltd.	304,000	544,254
Chipbond Technology Corp.	685,000	1,609,305
Chong Hong Construction Co., Ltd.	263,275	762,998
Chroma ATE, Inc.	326,680	2,011,149
Chung Hung Steel Corp. (a)	720,239	285,309
Clevo Co.	522,265	531,096
CMC Magnetics Corp. (a)	1,211,788	189,933
Compeq Manufacturing Co., Ltd.	999,000	1,027,884
Coremax Corp.	6,000	26,237
Coretronic Corp.	451,652	670,732
Crown Bioscience International	23,000	57,900
CTCI Corp.	664,000	1,081,730
Cub Elecparts, Inc.	61,000	850,448
CyberTAN Technology, Inc.	508,210	324,200
Darwin Precisions Corp.	376,576	331,281
D-Link Corp.	973,054	382,120

23

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Dynapack International Technology Corp.	169,000	$242,861
E Ink Holdings, Inc.	704,000	1,165,003
Elan Microelectronics Corp.	522,899	793,575
Elite Advanced Laser Corp.	6,000	22,945
Elite Material Co., Ltd.	279,782	918,309
Elite Semiconductor Memory Technology, Inc.	298,674	455,842
eMemory Technology, Inc.	73,000	876,290
Ennoconn Corp.	38,000	624,275
Epistar Corp. (a)	919,572	1,313,584
Eternal Materials Co., Ltd.	1,030,659	1,035,714
Everlight Chemical Industrial Corp.	541,304	328,603
Everlight Electronics Co., Ltd.	626,503	962,628
Excelsior Medical Co., Ltd.	164,403	272,624
Far Eastern Department Stores, Ltd.	851,490	474,559
Far Eastern International Bank	3,329,096	1,116,664
Faraday Technology Corp.	273,385	650,716
Farglory Land Development Co., Ltd.	222,464	250,641
Feng Hsin Steel Co., Ltd.	461,270	927,065
Firich Enterprises Co., Ltd. (a)	192,792	308,129
FLEXium Interconnect, Inc.	272,099	932,287
Formosa Taffeta Co., Ltd.	951,000	1,046,990
Formosan Rubber Group, Inc.	345,610	177,801
Gamania Digital Entertainment Co., Ltd. (a)	38,000	98,268
Gemtek Technology Corp.	437,234	404,888
Genius Electronic Optical Co., Ltd. (a)	62,000	645,368
GeoVision, Inc.	180,631	180,897
Giant Manufacturing Co., Ltd.	206,000	1,080,975
Gigabyte Technology Co., Ltd.	495,000	1,152,742
Gigastorage Corp. (a)	391,114	201,211
Ginko International Co., Ltd.	39,000	289,587
Gintech Energy Corp. (a)	477,275	258,632
Global Unichip Corp.	88,669	970,107
Gloria Material Technology Corp.	546,909	372,334
Goldsun Building Materials Co., Ltd. (a)	1,805,041	580,694
Gourmet Master Co., Ltd.	81,200	1,055,486
Grand Pacific Petrochemical	851,000	890,198
Grape King Bio, Ltd.	109,000	957,026
Great Wall Enterprise Co., Ltd.	855,867	1,014,172
HannStar Display Corp.	2,242,599	772,992
HannsTouch Solution, Inc. (a)	631,511	172,622
Hey Song Corp.	295,770	315,480
Highwealth Construction Corp.	745,730	1,148,379
Himax Technologies, Inc. ADR (c)	101,167	623,189
Ho Tung Chemical Corp. (a)	1,561,351	455,173
Holy Stone Enterprise Co., Ltd.	58,000	258,600
Hota Industrial Manufacturing Co., Ltd.	208,680	887,482
HTC Corp. (a)	557,000	1,266,560
Huaku Development Co., Ltd.	307,260	757,691
Huang Hsiang Construction Corp.	294,484	297,443
Ibase Technology, Inc.	350,817	550,464

Security Description	Shares	Value
Ichia Technologies, Inc. (a)	358,000	$205,662
Iron Force Industrial Co., Ltd.	81,000	274,195
ITE Technology, Inc.	525,887	691,696
Jess-Link Products Co., Ltd.	193,230	194,178
Jhen Vei Electronic Co., Ltd. (a)	39,000	22,873
Jih Sun Financial Holdings Co., Ltd.	1,836,422	533,474
KEE TAI Properties Co., Ltd.	972,076	341,729
Kenda Rubber Industrial Co., Ltd.	692,247	870,146
Kerry TJ Logistics Co., Ltd.	227,000	294,679
King Slide Works Co., Ltd.	60,000	841,650
King Yuan Electronics Co., Ltd.	1,172,656	1,216,615
Kingpak Technology, Inc.	6,000	47,947
King’s Town Bank Co., Ltd.	1,174,000	1,485,770
Kinpo Electronics	1,832,371	647,303
Kinsus Interconnect Technology Corp.	314,030	600,983
Kuoyang Construction Co., Ltd. (a)	850,527	482,773
Land Mark Optoelectronics Corp.	20,000	260,658
LCY Chemical Corp.	712,862	1,083,094
Lextar Electronics Corp. (a)	46,000	32,894
Lien Hwa Industrial Corp.	756,000	972,322
Lingsen Precision Industries, Ltd.	784,694	356,593
Lite-On Semiconductor Corp.	26,000	37,542
Long Chen Paper Co., Ltd.	605,000	680,591
Longwell Co.	224,000	376,445
Lotes Co., Ltd.	73,000	537,041
Lumax International Corp., Ltd.	181,322	357,582
Lung Yen Life Service Corp.	190,000	411,188
Machvision, Inc.	6,000	61,941
Makalot Industrial Co., Ltd.	160,070	754,866
Masterlink Securities Corp.	1,520,329	481,800
Medigen Biotechnology Corp. (a)	193,000	258,154
Mercuries & Associates Holding, Ltd.	563,978	486,471
Merida Industry Co., Ltd.	204,000	958,535
Merry Electronics Co., Ltd.	161,000	922,146
Microbio Co., Ltd. (a)	511,723	383,481
Micro-Star International Co., Ltd.	578,000	1,936,777
MIN AIK Technology Co., Ltd.	200,800	160,808
Mirle Automation Corp.	297,331	458,891
Mitac Holdings Corp.	731,412	844,120
Motech Industries, Inc. (a)	438,728	343,074
Nan Kang Rubber Tire Co., Ltd.	811,204	712,241
Nantex Industry Co., Ltd.	670,004	540,011
Neo Solar Power Corp. (a)	982,758	436,489
OBI Pharma, Inc. (a)	119,000	746,888
On-Bright Electronics, Inc.	4,000	43,489
OptoTech Corp.	45,000	35,497
Oriental Union Chemical Corp.	701,500	715,767
Pan Jit International, Inc.	86,000	142,611
Pan-International Industrial Corp.	491,539	375,098
Parade Technologies, Ltd.	63,000	1,227,287
PChome Online, Inc.	85,670	473,055
PharmaEngine, Inc.	104,197	514,606
Phytohealth Corp. (a)	452,511	380,235
Pixart Imaging, Inc.	106,060	452,875

24

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Polaris Group/Tw (a)	48,000	$99,039
Poya International Co., Ltd.	46,300	581,191
President Securities Corp. (a)	1,336,943	674,043
Primax Electronics, Ltd.	405,000	894,536
Prince Housing & Development Corp.	1,786,996	726,272
Promate Electronic Co., Ltd.	375,000	368,479
Qisda Corp.	1,434,641	1,062,806
Radiant Opto-Electronics Corp.	474,331	1,163,174
Radium Life Tech Co., Ltd. (a)	938,810	367,062
Realtek Semiconductor Corp.	440,053	1,894,113
Ritek Corp. (a)	1,867,045	345,785
Ruentex Development Co., Ltd. (a)	788,000	926,995
Ruentex Industries, Ltd. (a)	520,000	1,004,081
Sampo Corp.	845,527	404,538
Sanyang Motor Co., Ltd.	812,945	599,455
ScinoPharm Taiwan, Ltd.	499,500	580,754
SDI Corp.	54,000	154,831
Senao International Co., Ltd.	164,911	295,807
Sercomm Corp.	235,000	643,173
Shin Kong No.1 REIT	459,000	231,885
Shinkong Insurance Co., Ltd.	397,841	416,848
Shinkong Synthetic Fibers Corp.	2,516,796	829,523
ShunSin Technology Holding, Ltd.	5,000	25,380
Shuttle, Inc.	73,000	44,440
Sigurd Microelectronics Corp.	894,694	1,120,017
Silicon Integrated Systems Corp. (a)	918,299	309,596
Silicon Motion Technology Corp. ADR	31,543	1,517,849
Simplo Technology Co., Ltd.	115,277	733,405
Sinbon Electronics Co., Ltd.	334,444	878,637
Sinmag Equipment Corp.	72,726	407,816
Sino-American Silicon Products, Inc. (a)	425,058	1,567,162
Sinon Corp.	844,662	496,826
Sinphar Pharmaceutical Co., Ltd.	415,879	339,470
Sinyi Realty, Inc.	627,611	932,042
Soft-World International Corp.	101,848	265,125
Solartech Energy Corp. (a)	426,207	198,800
St Shine Optical Co., Ltd.	37,000	1,084,988
Sunny Friend Environmental Technology Co., Ltd.	12,000	92,396
Sunonwealth Electric Machine Industry Co., Ltd.	20,000	30,902
Synnex Technology International Corp.	1,077,000	1,606,801
Systex Corp.	293,000	640,124
Taichung Commercial Bank Co., Ltd.	2,661,405	931,040
Taiflex Scientific Co., Ltd.	313,699	461,559
Taimide Tech, Inc.	31,000	80,910
Tainan Enterprises Co., Ltd.	316,000	254,148
Tainan Spinning Co., Ltd.	1,624,105	729,697
Taisun Enterprise Co., Ltd. (a)	740,549	436,857
Taiwan Business Bank	4,282,648	1,277,876
Taiwan Cogeneration Corp.	709,469	658,200
Taiwan Fertilizer Co., Ltd.	658,000	872,233

Security Description	Shares	Value
Taiwan Glass Industry Corp. (a)	944,000	$555,256
Taiwan Hon Chuan Enterprise Co., Ltd.	404,218	776,356
Taiwan Land Development Corp. (a)	869,781	286,079
Taiwan Paiho, Ltd.	214,000	595,240
Taiwan Secom Co., Ltd.	315,961	976,372
Taiwan Semiconductor Co., Ltd.	58,000	155,160
Taiwan Surface Mounting Technology Corp.	562,308	538,066
Taiwan Union Technology Corp.	224,000	707,563
Taiyen Biotech Co., Ltd.	386,979	374,277
Tatung Co., Ltd. (a)	1,658,691	1,200,342
TCI Co., Ltd.	23,000	322,633
Teco Electric and Machinery Co., Ltd.	1,773,000	1,462,450
Test Rite International Co., Ltd.	496,896	400,489
Thye Ming Industrial Co., Ltd.	288,218	397,378
Ton Yi Industrial Corp.	725,000	323,250
Tong Hsing Electronic Industries, Ltd.	141,327	601,041
Tong Yang Industry Co., Ltd.	412,872	740,584
Topco Scientific Co., Ltd.	299,299	867,399
TPK Holding Co., Ltd. (a)	229,000	568,632
Transcend Information, Inc.	206,484	609,035
Tripod Technology Corp.	427,353	1,437,848
TSRC Corp.	691,028	705,082
TTY Biopharm Co., Ltd.	222,436	755,262
Tung Ho Steel Enterprise Corp.	677,258	570,247
Tung Thih Electronic Co., Ltd.	38,893	166,073
TXC Corp.	470,120	631,245
U-Ming Marine Transport Corp.	437,000	522,326
Unimicron Technology Corp.	1,221,000	789,376
Unitech Printed Circuit Board Corp. (a)	162,000	112,789
Unity Opto Technology Co., Ltd. (a)	701,307	233,553
Unizyx Holding Corp.	526,694	254,703
UPC Technology Corp.	899,536	580,007
USI Corp.	1,512,344	754,694
Visual Photonics Epitaxy Co., Ltd.	197,371	761,541
Voltronic Power Technology Corp.	42,000	813,870
Wafer Works Corp. (a)	491,872	767,575
Walsin Lihwa Corp.	2,550,000	1,556,745
Walsin Technology Corp.	282,000	1,146,106
Wan Hai Lines, Ltd.	1,064,320	653,405
Waterland Financial Holdings Co., Ltd.	2,228,547	779,613
Wei Chuan Foods Corp. (a)	618,899	513,680
Wistron NeWeb Corp.	268,872	704,524
WT Microelectronics Co., Ltd.	486,090	785,226
WUS Printed Circuit Co., Ltd.	360,750	210,335
XinTec, Inc. (a)	80,000	183,832
Yang Ming Marine Transport Corp. (a)	627,970	223,990
Yeong Guan Energy Technology Group Co., Ltd.	92,000	271,359
YFY, Inc. (a)	1,778,941	790,112
Yieh Phui Enterprise Co., Ltd.	1,223,079	453,039

25

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Yulon Finance Corp.	220,000	$916,761
Yungtay Engineering Co., Ltd.	397,000	750,238
Zenitron Corp.	421,348	330,928
Zhen Ding Technology Holding, Ltd.	452,000	1,082,059
Zinwell Corp.	524,674	492,157

		162,253,436

THAILAND — 5.8%
Bangkok Chain Hospital PCL NVDR	1,952,000	1,054,966
Bangkok Land PCL NVDR	15,170,300	892,656
Beauty Community PCL (f)	2,432,400	1,656,863
BEC World PCL NVDR	1,075,400	433,324
Carabao Group PCL Class F (f)	434,162	860,826
Central Plaza Hotel PCL NVDR	820,002	1,258,717
Chularat Hospital PCL NVDR	7,739,000	462,806
CPN Retail Growth Leasehold REIT (f)	1,420,400	1,022,034
Dynasty Ceramic PCL NVDR	3,975,420	376,311
Esso Thailand PCL NVDR (a)	1,459,367	826,057
GFPT PCL (f)	305,100	130,743
Global Power Synergy PCL NVDR	66,100	159,595
Group Lease PCL NVDR	799,079	196,767
Gunkul Engineering PCL NVDR	6,478,370	729,257
Hana Microelectronics PCL (f)	806,657	838,387
Ichitan Group PCL NVDR (a)	1,516,500	390,401
Inter Far East Energy Corp. NVDR (a) (d)	283,900	—
International Engineering PCL (a) (d)	127,711,868	—
Jasmine International PCL NVDR	2,889,825	568,354
KCE Electronics PCL NVDR	398,000	852,766
Kiatnakin Bank PCL NVDR	510,500	1,175,440
Krungthai Card PCL (f)	46,800	481,919
LPN Development PCL NVDR	906,700	298,657
Major Cineplex Group PCL NVDR	1,074,300	979,135
MK Restaurants Group PCL NVDR	452,731	1,071,381
Precious Shipping PCL (a) (f)	616,400	230,633
Pruksa Holding PCL NVDR	1,352,531	938,597
PTG Energy PCL NVDR	797,700	415,814
Robinson PCL NVDR	647,200	1,293,572
RS PCL (a) (f)	56,800	52,677
Siam Global House PCL NVDR	1,856,476	926,160
Sino-Thai Engineering & Construction PCL NVDR	1,292,700	773,057
Sri Trang Agro-Industry PCL NVDR	1,017,180	357,818
Srisawad Corp. PCL NVDR	730,309	1,424,651
Supalai PCL NVDR	1,076,600	753,999
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,870,000	1,070,451
Thai Airways International PCL NVDR (a)	893,600	437,227
Thai Vegetable Oil PCL NVDR	470,000	514,791

Security Description	Shares	Value
Thaicom PCL NVDR	701,800	$267,075
Thoresen Thai Agencies PCL (f)	3,193,706	817,066
Tipco Asphalt PCL NVDR	965,400	527,929
Tisco Financial Group PCL (f)	323,103	909,276
TPI Polene PCL (f)	1,043,400	57,058
TPI Polene Power PCL NVDR	4,488,600	990,449
TTW PCL (f)	1,718,900	659,635
VGI Global Media PCL NVDR	3,996,012	1,003,156
WHA Corp. PCL NVDR	9,953,630	1,203,221

		32,341,674

TURKEY — 1.6%
Afyon Cimento Sanayi TAS (a)	315,285	574,635
AKIS Gayrimenkul Yatirimi A/S REIT	329,458	272,788
Albaraka Turk Katilim Bankasi A/S	1,705,748	676,030
Aygaz A/S	126,782	466,623
Bera Holding A/S (a)	210,995	156,060
Dogan Sirketler Grubu Holding A/S (a) (c)	1,037,907	348,467
Ihlas Holding A/S (a)	1,140,954	144,009
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,291,343	1,297,406
Koza Altin Isletmeleri A/S (a)	69,825	716,687
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	186,303	291,583
Migros Ticaret A/S (a)	125,115	748,530
NET Holding A/S (a)	291,043	164,572
Pegasus Hava Tasimaciligi A/S (a)	42,706	385,727
Tekfen Holding A/S	258,859	1,110,871
Torunlar Gayrimenkul Yatirim Ortakligi A/S REIT	417,489	304,575
Turkiye Sinai Kalkinma Bankasi A/S	1,933,748	741,984
Yazicilar Holding A/S Class A	95,845	570,028

		8,970,575

UNITED ARAB EMIRATES — 0.7%
Air Arabia PJSC	1,834,393	569,346
Ajman Bank PJSC (f)	592,627	163,767
Al Waha Capital PJSC	1,110,280	658,974
Arabtec Holding PJSC (a)	787,143	477,901
Dana Gas PJSC (a)	3,003,693	752,354
DXB Entertainments PJSC (a)	2,832,681	374,812
Eshraq Properties Co. PJSC (a)	1,700,217	333,285
RAK Properties PJSC	2,732,087	505,804

		3,836,243

UNITED KINGDOM — 0.0% (e)
Pan African Resources PLC	1,269,532	128,574

UNITED STATES — 0.2%
IntelliEPI, Inc.	6,000	19,570
Luxoft Holding, Inc. (a)	25,451	1,042,218

26

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Navios Maritime Acquisition Corp. (c)	33,400	$28,056

		1,089,844

TOTAL COMMON STOCKS (Cost $580,255,960)		558,221,175

WARRANTS — 0.0% (e)
INDONESIA — 0.0% (e)
Medco Energi Internasional Tbk PT (expiring 12/11/20) (a)	2,135,866	97,737

MALAYSIA — 0.0% (e)
Hibiscus Petroleum Bhd (expiring 3/18/21) (a) (f)	50,260	4,093
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	303,781	26,310

		30,403

THAILAND — 0.0% (e)
International Engineering PCL (expiring 5/22/19) (a) (d)	13,635,806	—
Superblock PCL (expiring 8/31/20) (a)	2,640,860	22,802

		22,802

TOTAL WARRANTS (Cost $0)		150,942

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	823,507	823,507
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	19,823,794	19,823,794

TOTAL SHORT-TERM INVESTMENTS (Cost $20,647,301)		20,647,301

TOTAL INVESTMENTS — 103.4% (Cost $600,903,261)		579,019,418

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(19,272,977)

NET ASSETS — 100.0%		$559,746,441

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $318,757, representing less than 0.05% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $7,937,267 representing 1.4% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
ADS	= American Depositary Shares
CPO	= Certificate of Ordinary Participation
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust

During the period ended March 31, 2018, average notional value related to futures contracts was $0 or less than 0.5% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$25,386,469	$—	$—	$25,386,469

27

SPDR S&P EMERGING MARKETS SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Chile	$8,116,694	$—	$—		$8,116,694
China	84,345,470	—	196,465		84,541,935
Colombia	203,046	—	—		203,046
Czech Republic	2,955,918	—	—		2,955,918
Egypt	6,390,150	—	—		6,390,150
Greece	5,100,962	—	—		5,100,962
Hong Kong	15,742,571	52,290	122,292		15,917,153
Hungary	1,021,657	—	—		1,021,657
India	73,135,358	—	0	(a)	73,135,358
Indonesia	17,290,029	—	—		17,290,029
Malaysia	28,088,509	—	—		28,088,509
Mexico	11,386,180	—	—		11,386,180
Monaco	1,270,391	—	—		1,270,391
Pakistan	7,072,336	—	—		7,072,336
Peru	3,313,075	—	—		3,313,075
Philippines	6,808,816	—	—		6,808,816
Poland	10,919,961	—	—		10,919,961
Qatar	2,760,785	—	—		2,760,785
Russia	5,088,987	—	—		5,088,987
Singapore	1,430,380	—	—		1,430,380
South Africa	31,402,038	—	—		31,402,038
Taiwan	162,253,436	—	—		162,253,436
Thailand	24,624,557	7,717,117	0	(a)	32,341,674
Turkey	8,970,575	—	—		8,970,575
United Arab Emirates	3,672,476	163,767	—		3,836,243
United Kingdom	128,574	—	—		128,574
United States	1,089,844	—	—		1,089,844
Warrants
Indonesia	97,737	—	—		97,737
Malaysia	26,310	4,093	—		30,403
Thailand	22,802	—	0	(a)	22,802
Short-Term Investments	20,647,301	—	—		20,647,301

TOTAL INVESTMENTS	$570,763,394	$7,937,267	$318,757		$579,019,418

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	379,285	$379,285	$25,055,869	$24,611,647	$—	$—	823,507	$823,507	$6,544	$—
State Street Navigator Securities Lending Government Money Market Portfolio	16,261,252	16,261,252	39,107,436	35,544,894	—	—	19,823,794	19,823,794	405,535	—

Total		$16,640,537	$64,163,305	$60,156,541	$—	$—		$20,647,301	$412,079	$—

28

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc.	132	$47,043

AUSTRALIA — 2.0%
Amcor, Ltd.	2,314	25,151
AMP, Ltd.	12,549	48,032
APA Group	14,312	86,507
Aristocrat Leisure, Ltd.	2,627	48,482
Aurizon Holdings, Ltd.	2,081	6,752
Australia & New Zealand Banking Group, Ltd.	10,407	214,415
Bank of Queensland, Ltd.	3,609	30,340
Bendigo & Adelaide Bank, Ltd. (b)	2,686	20,273
Brambles, Ltd.	9,258	70,872
Caltex Australia, Ltd.	450	10,838
Challenger, Ltd.	1,826	16,163
Coca-Cola Amatil, Ltd.	2,727	18,135
Cochlear, Ltd.	28	3,901
Commonwealth Bank of Australia	6,513	361,246
Computershare, Ltd.	2,957	39,262
Crown Resorts, Ltd.	1,018	9,909
CSL, Ltd.	1,456	173,622
Dexus REIT	3,575	25,557
Domino’s Pizza Enterprises, Ltd. (b)	250	8,002
Flight Centre Travel Group, Ltd. (b)	392	17,136
Fortescue Metals Group, Ltd. (b)	25,419	84,425
Goodman Group REIT	8,221	53,159
GPT Group REIT	5,886	21,400
Harvey Norman Holdings, Ltd. (b)	2,601	7,362
Healthscope, Ltd.	8,746	12,981
Insurance Australia Group, Ltd.	10,485	60,158
LendLease Group	2,334	30,990
Macquarie Group, Ltd.	1,430	112,869
Medibank Pvt, Ltd.	8,023	17,847
Mirvac Group REIT	13,939	22,988
National Australia Bank, Ltd.	10,652	232,781
Newcrest Mining, Ltd.	2,536	38,049
QBE Insurance Group, Ltd.	5,010	37,007
Ramsay Health Care, Ltd. (b)	452	21,607
Scentre Group REIT	25,230	74,121
SEEK, Ltd.	1,309	18,676
Sonic Healthcare, Ltd.	1,078	18,919
Stockland REIT	10,895	33,679
Suncorp Group, Ltd.	7,265	74,339
Sydney Airport	12,894	66,364
Tabcorp Holdings, Ltd.	11,895	40,055
Telstra Corp., Ltd.	20,544	49,481
TPG Telecom, Ltd. (b)	1,620	6,822
Transurban Group Stapled Security	17,671	154,793
Treasury Wine Estates, Ltd.	3,569	46,156
Vicinity Centres REIT	5,532	10,226
Wesfarmers, Ltd.	2,947	93,946
Westfield Corp. REIT	8,119	53,060
Westpac Banking Corp.	12,098	265,587
Woolworths, Ltd.	1,846	37,226

		3,031,668

Security Description	Shares	Value
AUSTRIA — 0.1%
ANDRITZ AG	170	$9,492
Erste Group Bank AG	1,383	69,396
Raiffeisen Bank International AG (c)	1,020	39,628

		118,516

BELGIUM — 0.3%
Ageas	491	25,338
Anheuser-Busch InBev SA	2,876	315,788
Colruyt SA	272	15,026
Groupe Bruxelles Lambert SA	277	31,614
Proximus SADP	442	13,715
UCB SA	340	27,673
Umicore SA	1,096	57,866

		487,020

BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	1,918	40,278

BRAZIL — 1.0%
Ambev SA	21,590	156,358
B3 SA - Brasil Bolsa Balcao	8,144	65,400
Banco Bradesco SA Preference Shares	11,953	142,058
Banco Bradesco SA	3,010	34,840
Banco do Brasil SA	3,363	41,516
Banco Santander Brasil SA	900	10,807
BB Seguridade Participacoes SA	1,287	11,334
CCR SA	7,852	29,531
Cielo SA	5,722	35,620
Cosan SA Industria e Comercio	3,371	42,102
Embraer SA	3,087	20,016
Fibria Celulose SA	1,400	27,393
Hypera SA	2,100	22,847
Itau Unibanco Holding SA Preference Shares	10,182	157,191
Itausa - Investimentos Itau SA Preference Shares	6,200	25,725
Itausa - Investimentos Itau SA (c)	145	602
Klabin SA	4,913	30,599
Kroton Educacional SA	3,852	15,762
Localiza Rent a Car SA	5,700	49,255
Lojas Renner SA	2,500	25,838
Qualicorp SA	2,100	14,077
Raia Drogasil SA	500	11,253
Rumo SA (c)	5,500	21,761
Suzano Papel e Celulose SA	2,700	27,101
Telefonica Brasil SA Preference Shares	2,184	33,119
TIM Participacoes SA	1,607	6,963
Transmissora Alianca de Energia Eletrica SA	4,600	30,075
Ultrapar Participacoes SA	6,360	135,712
Vale SA	17,272	219,356
WEG SA	2,900	19,728

		1,463,939

CANADA — 3.1%
Agnico Eagle Mines, Ltd.	1,815	76,303

29

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Alimentation Couche-Tard, Inc. Class B	1,823	$81,545
Bank of Montreal	2,287	172,636
Bank of Nova Scotia	4,571	281,369
Barrick Gold Corp.	2,168	26,990
BCE, Inc.	1,773	76,242
BlackBerry, Ltd. (c)	3,437	39,482
Bombardier, Inc. Class B (c)	12,262	35,666
Brookfield Asset Management, Inc. Class A	3,327	129,596
CAE, Inc.	784	14,582
Cameco Corp.	2,512	22,816
Canadian Imperial Bank of Commerce	1,733	152,862
Canadian National Railway Co.	2,216	161,845
Canadian Pacific Railway, Ltd.	127	22,381
Canadian Tire Corp., Ltd. Class A	260	34,163
CCL Industries, Inc. Class B	925	46,664
CGI Group, Inc. Class A (c)	524	30,198
CI Financial Corp. (b)	1,200	25,689
Constellation Software, Inc.	55	37,292
Dollarama, Inc.	400	48,580
Element Fleet Management Corp. (b)	2,500	8,047
Enbridge, Inc. (d)	2,043	64,210
Enbridge, Inc. (d)	4,681	147,311
Fairfax Financial Holdings, Ltd.	132	66,865
Finning International, Inc.	16	386
First Quantum Minerals, Ltd.	8,698	122,045
Franco-Nevada Corp.	1,423	97,019
George Weston, Ltd.	800	64,360
Goldcorp, Inc.	4,110	56,713
Great-West Lifeco, Inc.	524	13,364
Hydro One, Ltd. (e)	11,567	187,692
Intact Financial Corp.	300	22,527
Inter Pipeline, Ltd. (b)	3,344	57,996
Loblaw Cos., Ltd.	825	41,652
Lundin Mining Corp.	21,100	138,294
Magna International, Inc.	182	10,245
Manulife Financial Corp.	5,508	102,192
Metro, Inc.	600	19,127
National Bank of Canada	800	37,628
Open Text Corp.	520	18,077
Pembina Pipeline Corp.	8,163	254,530
Power Corp. of Canada	1,048	23,899
Power Financial Corp.	800	20,018
PrairieSky Royalty, Ltd. (b)	12,087	264,100
Restaurant Brands International, Inc.	1,060	60,282
Rogers Communications, Inc. Class B	1,563	69,758
Royal Bank of Canada	5,372	414,676
Shaw Communications, Inc. Class B	1,408	27,106
Shopify, Inc. Class A (c)	200	24,870
SNC-Lavalin Group, Inc. (b)	1,598	70,117
Sun Life Financial, Inc. (b)	1,687	69,233
TELUS Corp.	1,300	45,617
Thomson Reuters Corp.	690	26,647

Security Description	Shares	Value
Toronto-Dominion Bank	6,917	$392,245
Wheaton Precious Metals Corp.	5,812	118,336

		4,674,085

CHILE — 0.3%
Aguas Andinas SA Class A	83,447	54,311
Antofagasta PLC	16,766	216,613
Cencosud SA	10,492	32,125
SACI Falabella	3,062	29,543
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	936	45,588

		378,180

CHINA — 3.5%
58.com, Inc. ADR (c)	300	23,958
AAC Technologies Holdings, Inc.	2,500	45,105
Agricultural Bank of China, Ltd. Class H	150,000	85,241
Alibaba Group Holding, Ltd. ADR (b) (c)	3,785	694,699
ANTA Sports Products, Ltd.	3,000	15,137
Baidu, Inc. ADR (c)	913	203,773
Bank of China, Ltd. Class H	341,000	183,354
Bank of Communications Co., Ltd. Class H	77,000	60,338
Beijing Capital International Airport Co., Ltd. Class H	22,000	29,545
Beijing Enterprises Water Group, Ltd.	68,000	37,950
Brilliance China Automotive Holdings, Ltd.	12,000	25,045
Byd Co., Ltd. Class H (b)	2,000	15,596
CGN Power Co., Ltd. Class H (e)	369,200	95,495
China Cinda Asset Management Co., Ltd. Class H	54,000	19,609
China CITIC Bank Corp., Ltd. Class H	68,000	46,441
China Construction Bank Corp. Class H	347,000	356,360
China Everbright Bank Co., Ltd. Class H	17,000	8,166
China Evergrande Group (b) (c)	12,700	39,969
China Life Insurance Co., Ltd. Class H	34,000	93,574
China Mengniu Dairy Co., Ltd.	6,000	20,565
China Merchants Bank Co., Ltd. Class H	19,500	79,880
China Merchants Port Holdings Co., Ltd.	26,598	58,630
China Minsheng Banking Corp., Ltd. Class H (b)	40,000	38,887
China Mobile, Ltd.	17,000	155,849
China Oilfield Services, Ltd. Class H	34,000	35,047
China Overseas Land & Investment, Ltd.	6,000	20,833
China Pacific Insurance Group Co., Ltd. Class H	10,400	46,578
China Resources Beer Holdings Co., Ltd.	6,000	25,993

30

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Resources Gas Group, Ltd.	28,000	$97,219
China Taiping Insurance Holdings Co., Ltd.	2,000	6,613
China Telecom Corp., Ltd. Class H	34,000	14,989
China Unicom Hong Kong, Ltd. (c)	22,000	27,751
China Vanke Co., Ltd. Class H	6,696	30,544
Chongqing Rural Commercial Bank Co., Ltd. Class H	26,000	19,910
CITIC Securities Co., Ltd. Class H	8,500	19,451
COSCO SHIPPING Ports, Ltd.	12,953	10,893
Country Garden Holdings Co., Ltd.	17,000	35,004
CSPC Pharmaceutical Group, Ltd.	12,000	31,880
Ctrip.com International, Ltd. ADR (c)	1,163	54,219
Geely Automobile Holdings, Ltd.	19,000	54,713
Great Wall Motor Co., Ltd. Class H (b)	25,500	25,571
Guangdong Investment, Ltd.	26,000	40,880
Guangzhou Automobile Group Co., Ltd. Class H	12,000	22,109
Haitian International Holdings, Ltd.	4,000	12,130
Haitong Securities Co., Ltd. Class H	1,600	2,116
Huaneng Renewables Corp., Ltd. Class H	188,000	70,186
Huatai Securities Co., Ltd. Class H (e)	6,500	12,506
Industrial & Commercial Bank of China, Ltd. Class H	287,000	246,106
JD.com, Inc. ADR (b) (c)	2,405	97,378
Jiangsu Expressway Co., Ltd. Class H	24,000	33,944
Lenovo Group, Ltd. (b)	34,000	17,372
NetEase, Inc. ADR	271	75,986
New China Life Insurance Co., Ltd. Class H	3,200	14,903
New Oriental Education & Technology Group, Inc. ADR	405	35,498
People’s Insurance Co. Group of China, Ltd. Class H	78,000	36,474
PICC Property & Casualty Co., Ltd. Class H	12,000	21,008
Ping An Insurance Group Co. of China, Ltd. Class H	19,500	198,272
Shanghai Electric Group Co., Ltd. Class H (b) (c)	44,000	15,249
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	21,495
Shanghai Industrial Holdings, Ltd.	3,000	7,817
SINA Corp. (c)	164	17,100
Sunac China Holdings, Ltd.	8,000	30,886
Sunny Optical Technology Group Co., Ltd.	2,000	36,925
TAL Education Group ADR	1,026	38,054
Tencent Holdings, Ltd.	19,184	1,001,206
Vipshop Holdings, Ltd. ADR (c)	1,407	23,384
Want Want China Holdings, Ltd.	17,000	13,625
Weibo Corp. ADR	16	1,913
Yangzijiang Shipbuilding Holdings, Ltd.	34,000	31,373

Security Description	Shares	Value
Yum China Holdings, Inc.	1,410	$58,515
Zhejiang Expressway Co., Ltd. Class H	24,000	24,495
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,000	9,684
ZTE Corp. Class H (c)	4,600	14,975

		5,273,938

COLOMBIA — 0.2%
Bancolombia SA	3,396	36,743
Bancolombia SA Preference Shares	2,562	26,858
Grupo Aval Acciones y Valores SA Preference Shares	171,816	71,664
Grupo de Inversiones Suramericana SA Preference Shares	696	8,871
Grupo de Inversiones Suramericana SA	6,331	84,501
Interconexion Electrica SA ESP	26,273	125,293

		353,930

CZECH REPUBLIC — 0.0% (a)
Komercni banka A/S	477	21,746

DENMARK — 0.5%
Carlsberg A/S Class B	9	1,070
Chr Hansen Holding A/S	677	58,195
Coloplast A/S Class B	374	31,508
Danske Bank A/S	1,712	63,668
Genmab A/S (c)	153	32,766
ISS A/S	513	18,926
Novo Nordisk A/S Class B	6,352	311,789
Novozymes A/S Class B	1,759	90,665
Pandora A/S	425	45,565
TDC A/S (c)	3,362	27,802
Vestas Wind Systems A/S	753	53,398

		735,352

FINLAND — 0.3%
Kone Oyj Class B	1,660	82,744
Metso Oyj (b)	100	3,150
Neste Oyj (b)	674	46,917
Nokia Oyj (d)	21,883	120,704
Nokia Oyj (d)	2,449	13,484
Nokian Renkaat Oyj	493	22,373
Sampo Oyj Class A	1,689	94,015
Wartsila Oyj Abp	2,169	47,882

		431,269

FRANCE — 3.6%
Aeroports de Paris	579	126,039
Airbus SE	2,401	276,979
Alstom SA	1,174	52,859
Amundi SA (e)	358	28,733
Atos SE	332	45,363
AXA SA	8,100	215,175
BNP Paribas SA	3,820	282,680
Bollore SA (d)	10,605	56,474
Bollore SA (c) (d)	60	318
Bureau Veritas SA	1,464	38,009
Capgemini SE	707	87,994

31

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
CNP Assurances	1,654	$41,701
Credit Agricole SA	4,635	75,273
Danone SA	2,188	176,874
Dassault Aviation SA	17	32,428
Dassault Systemes SE	292	39,646
Edenred	1,821	63,245
Eiffage SA	370	42,083
Essilor International Cie Generale d’Optique SA	744	100,285
Eurazeo SA	530	48,724
Eutelsat Communications SA	1,018	20,157
Fonciere Des Regions REIT	419	46,197
Gecina SA REIT	325	56,398
Getlink SE	4,744	67,679
Hermes International	125	74,022
ICADE REIT	196	19,019
Iliad SA	175	36,158
Ingenico Group SA	194	15,718
Kering SA	293	140,103
Klepierre SA REIT	1,431	57,637
Lagardere SCA	340	9,701
Legrand SA	1,385	108,503
L’Oreal SA	1,336	301,259
LVMH Moet Hennessy Louis Vuitton SE	1,124	345,864
Natixis SA	4,073	33,351
Orange SA	8,254	139,934
Pernod Ricard SA	970	161,347
Peugeot SA	2,778	66,793
Publicis Groupe SA	734	51,075
Remy Cointreau SA	157	22,359
Renault SA	1,182	143,188
Rexel SA	2,366	40,010
Safran SA	1,630	172,360
Sanofi	4,287	344,444
Schneider Electric SE	2,899	254,351
SCOR SE	776	31,742
Societe BIC SA	102	10,142
Societe Generale SA	2,855	155,056
Sodexo SA	502	50,564
Teleperformance	113	17,511
Thales SA	437	53,175
Ubisoft Entertainment SA (c)	223	18,792
Unibail-Rodamco SE REIT (b)	463	105,713
Valeo SA	673	44,397
Vinci SA	2,781	273,275
Vivendi SA	5,191	134,067

		5,452,943

GERMANY — 3.1%
1&1 Drillisch AG	287	19,325
adidas AG	708	171,230
Allianz SE	1,887	425,621
BASF SE	3,352	339,979
Bayer AG	2,484	280,414
Bayerische Motoren Werke AG	1,636	177,361
Bayerische Motoren Werke AG Preference Shares	630	59,001
Beiersdorf AG	528	59,754

Security Description	Shares	Value
Brenntag AG	1,132	$67,243
Commerzbank AG (c)	2,569	33,314
Continental AG	272	75,033
Daimler AG	4,212	357,274
Deutsche Bank AG	9,178	127,843
Deutsche Boerse AG	607	82,565
Deutsche Post AG	1,935	84,529
Deutsche Telekom AG	11,989	195,367
Deutsche Wohnen SE	790	36,823
Fraport AG Frankfurt Airport Services Worldwide	476	46,891
Fresenius Medical Care AG & Co. KGaA	838	85,520
Fresenius SE & Co. KGaA	1,467	111,968
Fuchs Petrolub SE Preference Shares	747	40,515
GEA Group AG	595	25,282
Hannover Rueck SE	78	10,638
Henkel AG & Co. KGaA Preference Shares	547	71,881
Henkel AG & Co. KGaA	601	75,614
HUGO BOSS AG	279	24,280
Infineon Technologies AG	4,246	113,525
KION Group AG	220	20,493
Merck KGaA	510	48,861
MTU Aero Engines AG	235	39,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	886	205,780
ProSiebenSat.1 Media SE	645	22,354
SAP SE	3,694	386,024
Siemens AG	3,027	385,380
Symrise AG	1,081	86,894
Telefonica Deutschland Holding AG	9,319	43,735
United Internet AG	332	20,865
Volkswagen AG Preference Shares	733	145,481
Vonovia SE	1,303	64,500
Wirecard AG	397	46,833
Zalando SE (c) (e)	319	17,372

		4,732,899

GREECE — 0.0% (a)
Alpha Bank AE (c)	2,943	6,262
OPAP SA	1,717	19,617

		25,879

HONG KONG — 1.2%
AIA Group, Ltd.	44,000	372,259
BOC Hong Kong Holdings, Ltd.	5,500	26,770
China Gas Holdings, Ltd.	8,000	29,102
CK Asset Holdings, Ltd.	9,459	79,364
CK Hutchison Holdings, Ltd.	500	5,982
CK Infrastructure Holdings, Ltd.	2,000	16,347
Galaxy Entertainment Group, Ltd.	7,000	63,549
Hanergy Thin Film Power Group, Ltd. (c) (f)	24,000	—
Hang Lung Properties, Ltd.	11,000	25,621
Henderson Land Development Co., Ltd.	5,630	36,657

32

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Hong Kong & China Gas Co., Ltd.	112,020	$230,083
Hong Kong Exchanges & Clearing, Ltd.	2,874	93,453
Hongkong Land Holdings, Ltd.	6,800	46,852
Jardine Matheson Holdings, Ltd.	800	49,296
Kerry Properties, Ltd.	7,000	31,529
Kingston Financial Group, Ltd. (b)	22,000	9,839
Li & Fung, Ltd.	34,000	16,635
Link REIT	7,000	59,758
Melco Resorts & Entertainment, Ltd. ADR	1,409	40,833
MTR Corp., Ltd.	11,380	61,190
Power Assets Holdings, Ltd.	24,500	218,363
Sands China, Ltd.	11,200	60,222
Sino Land Co., Ltd.	6,237	10,093
Sun Hung Kai Properties, Ltd.	6,000	94,798
Swire Properties, Ltd.	6,800	23,827
Techtronic Industries Co., Ltd.	4,000	23,317
Wharf Holdings, Ltd.	5,000	17,169
Wheelock & Co., Ltd.	4,000	29,229

		1,772,137

HUNGARY — 0.0% (a)
OTP Bank PLC	1,274	57,317

INDIA — 0.9%
Adani Ports & Special Economic Zone, Ltd.	5,918	32,130
Asian Paints, Ltd.	3,701	63,577
Axis Bank, Ltd.	4,683	36,655
Bajaj Auto, Ltd.	578	24,324
Bharat Petroleum Corp., Ltd.	10,860	71,174
Bharti Airtel, Ltd.	4,501	27,515
Bharti Infratel, Ltd.	3,012	15,524
Eicher Motors, Ltd.	52	22,621
Godrej Consumer Products, Ltd.	1,128	18,914
HCL Technologies, Ltd.	1,915	28,439
Hindustan Petroleum Corp., Ltd.	6,902	36,493
Hindustan Unilever, Ltd.	3,336	68,199
Housing Development Finance Corp., Ltd.	5,058	141,577
ICICI Bank, Ltd. ADR	4,895	43,321
Idea Cellular, Ltd. (c)	15,021	17,480
Infosys, Ltd. ADR (b)	8,224	146,798
ITC, Ltd.	17,927	70,227
Larsen & Toubro, Ltd. GDR	2,818	56,642
Lupin, Ltd.	329	3,712
Mahindra & Mahindra, Ltd. GDR	2,238	25,737
Maruti Suzuki India, Ltd.	421	57,198
Nestle India, Ltd.	195	24,527
Power Finance Corp., Ltd.	4,887	6,418
Reliance Industries, Ltd.	2,260	30,586
Rural Electrification Corp., Ltd.	8,180	15,640
State Bank of India GDR	929	35,859
Sun Pharmaceutical Industries, Ltd.	2,792	21,194
Tata Consultancy Services, Ltd.	1,849	80,772
Tata Motors, Ltd. (c) (d)	10,536	29,611
Tata Motors, Ltd. (c) (d)	2,808	14,072
Tech Mahindra, Ltd.	2,866	28,066

Security Description	Shares	Value
Titan Co., Ltd.	1,844	$26,641
United Spirits, Ltd. (c)	413	19,818
Wipro, Ltd. ADR (b)	3,204	16,533
Yes Bank, Ltd.	4,203	19,645

		1,377,639

INDONESIA — 0.3%
Astra International Tbk PT	91,800	48,675
Bank Central Asia Tbk PT	36,500	61,772
Bank Mandiri Persero Tbk PT	68,000	37,908
Bank Rakyat Indonesia Persero Tbk PT	170,000	44,452
Gudang Garam Tbk PT	4,700	24,742
Hanjaya Mandala Sampoerna Tbk PT	159,000	45,965
Indofood CBP Sukses Makmur Tbk PT	15,600	9,376
Jasa Marga Persero Tbk PT	63,050	20,975
Telekomunikasi Indonesia Persero Tbk PT	248,900	65,084
Unilever Indonesia Tbk PT	8,500	30,577

		389,526

IRELAND — 0.2%
AerCap Holdings NV (c)	882	44,735
AIB Group PLC	4,628	27,844
James Hardie Industries PLC	1,323	23,209
Kerry Group PLC Class A	537	54,419
Paddy Power Betfair PLC	286	29,352
XL Group, Ltd.	1,187	65,594

		245,153

ISRAEL — 0.1%
Bank Leumi Le-Israel BM	2,181	13,114
Bezeq The Israeli Telecommunication Corp., Ltd.	5,345	6,821
Check Point Software Technologies, Ltd. (c)	528	52,452
Elbit Systems, Ltd.	88	10,552
Frutarom Industries, Ltd.	654	59,814
Teva Pharmaceutical Industries, Ltd.	3,531	59,902

		202,655

ITALY — 0.7%
Assicurazioni Generali SpA	6,502	124,945
Atlantia SpA	3,522	108,938
Davide Campari-Milano SpA	2,841	21,488
Ferrari NV	783	93,928
Intesa Sanpaolo SpA	53,695	195,040
Leonardo SpA	1,722	19,861
Luxottica Group SpA	759	47,140
Mediobanca Banca di Credito Finanziario SpA	2,469	28,993
Poste Italiane SpA (e)	3,413	31,145
Snam SpA	11,356	52,136
Telecom Italia SpA/Milano	132,070	109,865
Terna Rete Elettrica Nazionale SpA	15,163	88,560
UniCredit SpA (c)	7,296	152,433

33

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
UnipolSai Assicurazioni SpA	12,711	$30,218

		1,104,690

JAPAN — 8.0%
Aisin Seiki Co., Ltd.	300	16,192
Alfresa Holdings Corp. (b)	600	13,365
Alps Electric Co., Ltd. (b)	500	12,177
Amada Holdings Co., Ltd.	900	10,790
Asahi Group Holdings, Ltd.	1,300	69,553
Asics Corp. (b)	400	7,376
Astellas Pharma, Inc.	8,200	124,600
Bandai Namco Holdings, Inc.	400	12,788
Bank of Kyoto, Ltd.	200	11,171
Benesse Holdings, Inc.	600	21,551
Bridgestone Corp.	800	34,813
Brother Industries, Ltd.	500	11,410
Canon, Inc.	4,800	173,766
Casio Computer Co., Ltd. (b)	1,100	16,177
Central Japan Railway Co.	800	151,274
Chiba Bank, Ltd.	3,000	24,175
Chugai Pharmaceutical Co., Ltd.	600	30,071
Coca-Cola Bottlers Japan Holdings, Inc.	600	24,654
Concordia Financial Group, Ltd.	5,600	31,225
Daifuku Co., Ltd.	400	23,282
Dai-ichi Life Holdings, Inc.	3,300	60,353
Daiichi Sankyo Co., Ltd.	1,700	56,507
Daikin Industries, Ltd.	1,200	131,396
Daito Trust Construction Co., Ltd.	200	33,869
Daiwa House Industry Co., Ltd.	2,600	98,768
Daiwa Securities Group, Inc.	11,000	69,951
DeNA Co., Ltd. (b)	200	3,607
Denso Corp.	2,000	108,735
Dentsu, Inc.	1,200	52,468
East Japan Railway Co.	1,100	102,108
Eisai Co., Ltd.	1,100	70,189
FANUC Corp.	700	174,885
Fast Retailing Co., Ltd.	200	78,872
FUJIFILM Holdings Corp.	600	23,673
Fujitsu, Ltd.	5,000	30,042
Fukuoka Financial Group, Inc.	3,000	16,248
Hachijuni Bank Ltd.	3,100	16,673
Hankyu Hanshin Holdings, Inc.	400	14,857
Hitachi Chemical Co., Ltd.	400	8,816
Hitachi, Ltd.	13,000	93,280
Honda Motor Co., Ltd.	5,600	191,722
Hoshizaki Corp.	200	17,640
Hoya Corp.	1,400	69,888
IHI Corp.	500	15,421
Iida Group Holdings Co., Ltd.	200	3,693
Isetan Mitsukoshi Holdings, Ltd.	1,900	20,778
Isuzu Motors, Ltd.	3,100	46,901
ITOCHU Corp. (b)	7,200	138,889
Japan Airport Terminal Co., Ltd. (b)	300	11,509
Japan Exchange Group, Inc.	300	5,543
Japan Post Bank Co., Ltd. (b)	3,700	49,855
Japan Post Holdings Co., Ltd.	6,332	76,508
Japan Real Estate Investment Corp. REIT	3	15,543

Security Description	Shares	Value
Japan Tobacco, Inc.	4,700	$134,128
JGC Corp. (b)	1,400	30,014
Kajima Corp.	6,000	55,684
Kamigumi Co., Ltd.	2,000	44,269
Kansai Paint Co., Ltd.	2,800	64,820
Kao Corp.	1,400	104,417
KDDI Corp.	6,600	167,901
Keikyu Corp.	1,000	17,442
Keio Corp.	400	17,076
Keisei Electric Railway Co., Ltd.	1,000	30,465
Keyence Corp.	300	184,767
Kikkoman Corp.	400	16,023
Kirin Holdings Co., Ltd.	1,700	44,974
Koito Manufacturing Co., Ltd.	600	41,354
Komatsu, Ltd.	3,000	98,872
Konami Holdings Corp.	300	15,007
Kose Corp.	100	20,771
Kubota Corp.	3,600	62,454
Kyocera Corp.	1,000	55,731
Lawson, Inc. (b)	700	47,654
Lion Corp.	100	2,036
M3, Inc. (b)	500	22,661
Mabuchi Motor Co., Ltd.	200	9,817
Makita Corp.	800	39,116
Marubeni Corp.	58,100	418,855
Marui Group Co., Ltd. (b)	500	9,967
Mazda Motor Corp. (b)	1,700	22,531
Mebuki Financial Group, Inc.	6,200	23,786
Medipal Holdings Corp.	1,300	26,868
MINEBEA MITSUMI, Inc.	800	16,873
MISUMI Group, Inc. (b)	1,200	32,666
Mitsubishi Corp.	11,200	297,561
Mitsubishi Electric Corp.	7,000	111,862
Mitsubishi Estate Co., Ltd.	5,000	82,276
Mitsubishi Heavy Industries, Ltd.	1,100	41,983
Mitsubishi Motors Corp. (b)	1,700	12,021
Mitsubishi Tanabe Pharma Corp.	500	10,042
Mitsubishi UFJ Financial Group, Inc.	44,400	290,698
Mitsui & Co., Ltd.	37,600	639,925
Mitsui Fudosan Co., Ltd.	3,800	90,471
Mizuho Financial Group, Inc. (b)	101,800	183,307
MS&AD Insurance Group Holdings, Inc.	1,800	55,447
Murata Manufacturing Co., Ltd.	500	68,124
Nabtesco Corp.	400	15,327
NEC Corp.	600	16,700
Nexon Co., Ltd. (c)	1,200	20,186
NGK Spark Plug Co., Ltd.	600	14,268
Nidec Corp.	900	136,248
Nikon Corp.	1,700	30,355
Nintendo Co., Ltd. (b)	400	175,496
Nippon Building Fund, Inc. REIT	3	16,587
Nippon Paint Holdings Co., Ltd. (b)	1,600	58,298
Nippon Telegraph & Telephone Corp.	2,600	119,842
Nissan Chemical Industries, Ltd.	400	16,399
Nissan Motor Co., Ltd. (b)	6,400	65,866

34

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Nitori Holdings Co., Ltd.	300	$52,144
Nitto Denko Corp.	700	52,077
Nomura Holdings, Inc.	17,000	97,700
Nomura Real Estate Holdings, Inc.	1,200	27,825
Nomura Research Institute, Ltd.	800	37,273
NTT Data Corp.	1,500	15,557
NTT DOCOMO, Inc.	6,000	151,735
Obayashi Corp.	3,700	40,218
Odakyu Electric Railway Co., Ltd. (b)	1,400	28,303
Olympus Corp.	1,200	45,360
Omron Corp. (b)	500	28,726
Ono Pharmaceutical Co., Ltd.	1,400	44,139
Oriental Land Co., Ltd.	1,100	111,603
ORIX Corp.	4,800	84,784
Otsuka Holdings Co., Ltd.	900	44,793
Panasonic Corp.	6,800	96,134
Rakuten, Inc.	5,500	45,138
Recruit Holdings Co., Ltd.	4,500	111,030
Renesas Electronics Corp. (c)	2,600	25,694
Resona Holdings, Inc.	11,900	63,209
Rohm Co., Ltd.	300	27,927
Ryohin Keikaku Co., Ltd.	100	33,098
SBI Holdings, Inc. (b)	1,700	39,035
Secom Co., Ltd.	1,500	110,437
Sekisui House, Ltd.	3,400	61,766
Seven & i Holdings Co., Ltd.	2,300	98,012
Seven Bank, Ltd. (b)	5,300	16,844
Sharp Corp. (c)	700	20,733
Shimano, Inc.	200	28,679
Shimizu Corp.	5,600	49,339
Shin-Etsu Chemical Co., Ltd.	1,700	173,836
Shinsei Bank, Ltd.	600	9,236
Shionogi & Co., Ltd. (b)	800	41,260
Shiseido Co., Ltd.	1,200	76,592
Shizuoka Bank, Ltd.	2,000	18,994
SMC Corp.	200	80,094
SoftBank Group Corp.	3,100	227,537
Sohgo Security Services Co., Ltd.	200	9,723
Sompo Holdings, Inc.	1,700	67,792
Sony Corp.	4,700	225,830
Start Today Co., Ltd.	500	12,830
Subaru Corp.	2,600	85,298
Sumitomo Corp.	4,000	66,159
Sumitomo Heavy Industries, Ltd.	300	11,283
Sumitomo Metal Mining Co., Ltd. (b)	1,400	56,935
Sumitomo Mitsui Financial Group, Inc.	5,900	246,929
Sumitomo Mitsui Trust Holdings, Inc.	1,700	68,783
Sumitomo Realty & Development Co., Ltd.	1,000	36,897
Suntory Beverage & Food, Ltd.	300	14,527
Suzuki Motor Corp. (b)	1,700	91,162
Sysmex Corp.	500	44,852
T&D Holdings, Inc.	1,100	17,309
Taisei Corp.	1,300	65,764

Security Description	Shares	Value
Takeda Pharmaceutical Co., Ltd.	3,000	$144,429
Terumo Corp.	1,100	56,681
Toho Gas Co., Ltd. (b)	3,200	99,144
Tokio Marine Holdings, Inc.	3,000	134,640
Tokyo Electron, Ltd.	600	108,406
Tokyu Corp.	1,800	28,147
Toshiba Corp. (c)	7,000	20,141
TOTO, Ltd.	800	41,298
Toyota Industries Corp.	800	47,842
Toyota Motor Corp.	9,700	624,047
Toyota Tsusho Corp.	2,500	83,333
Trend Micro, Inc.	200	11,603
Unicharm Corp.	1,000	28,669
USS Co., Ltd.	1,000	20,254
Yahoo! Japan Corp. (b)	5,100	23,690
Yakult Honsha Co., Ltd.	300	22,370
Yamaha Corp.	300	12,990
Yamaha Motor Co., Ltd.	600	17,630
Yamato Holdings Co., Ltd. (b)	200	4,983
Yaskawa Electric Corp.	500	22,191

		12,169,307

LUXEMBOURG — 0.1%
Millicom International Cellular SA SDR	188	12,785
SES SA	1,540	20,805
Tenaris SA	2,506	42,994

		76,584

MACAU — 0.0% (a)
MGM China Holdings, Ltd.	6,800	17,545

MALAYSIA — 0.4%
AMMB Holdings Bhd	23,300	23,372
Astro Malaysia Holdings Bhd	38,500	20,305
Axiata Group Bhd	16,200	22,868
British American Tobacco Malaysia Bhd	900	6,119
CIMB Group Holdings Bhd	21,820	40,391
Dialog Group Bhd	67,300	51,502
Gamuda Bhd	23,100	30,756
IHH Healthcare Bhd	12,900	20,010
IOI Properties Group Bhd	8,712	3,626
Malayan Banking Bhd	23,144	62,946
Maxis Bhd	11,000	16,153
Petronas Chemicals Group Bhd	200	421
Petronas Dagangan Bhd	17,900	114,305
PPB Group Bhd	11,100	54,926
Sapura Energy Bhd	1,000	131
Telekom Malaysia Bhd	13,400	18,049
Westports Holdings Bhd	65,162	59,468

		545,348

MEXICO — 0.4%
America Movil SAB de CV Series L	78,072	73,780
Arca Continental SAB de CV	3,200	22,038
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (b)	14,700	21,059

35

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Coca-Cola Femsa SAB de CV Series L	1,687	$11,112
Fibra Uno Administracion SA de CV REIT	22,096	33,119
Fomento Economico Mexicano SAB de CV	6,730	61,137
Fresnillo PLC	3,196	56,871
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,687	16,602
Grupo Aeroportuario del Sureste SAB de CV Class B	3,014	50,596
Grupo Financiero Banorte SAB de CV Series O	9,862	60,041
Grupo Financiero Inbursa SAB de CV Series O (b)	13,000	21,430
Grupo Mexico SAB de CV Series B	3,743	12,416
Grupo Televisa SAB Series CPO (b)	6,730	21,322
Promotora y Operadora de Infraestructura SAB de CV	4,364	43,211
Wal-Mart de Mexico SAB de CV	23,537	59,650

		564,384

NETHERLANDS — 0.8%
ABN AMRO Group NV (e)	833	25,069
Aegon NV	5,830	39,263
Altice NV Class A (b) (c)	1,214	10,000
ASML Holding NV	1,309	257,821
Heineken NV	647	69,466
ING Groep NV	10,199	171,843
Koninklijke Ahold Delhaize NV	2,107	49,862
Koninklijke DSM NV	1,050	104,134
Koninklijke KPN NV	10,916	32,717
Koninklijke Philips NV	3,836	147,027
Koninklijke Vopak NV	219	10,733
NN Group NV	1,683	74,597
NXP Semiconductors NV (c)	1,038	121,446
Randstad Holding NV (b)	782	51,376
Royal Dutch Shell PLC Class A	2	63
Wolters Kluwer NV	1,018	54,073

		1,219,490

NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	47,457	97,742

NORWAY — 0.3%
DNB ASA	6,309	122,267
Gjensidige Forsikring ASA	3,195	58,439
Marine Harvest ASA	4,395	88,001
Orkla ASA	8,052	86,295
Schibsted ASA Class B	877	22,185
Telenor ASA	5,682	128,101

		505,288

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	260	3,960
Southern Copper Corp. (b)	3,484	188,763

		192,723

Security Description	Shares	Value
PHILIPPINES — 0.1%
International Container Terminal Services, Inc.	3,400	$6,516
PLDT, Inc.	425	11,973
SM Investments Corp.	1,970	34,622
SM Prime Holdings, Inc.	32,300	20,862
Universal Robina Corp.	2,040	5,943

		79,916

POLAND — 0.1%
Bank Pekao SA	1,113	40,064
Bank Zachodni WBK SA	136	14,381
CCC SA	182	12,391
Cyfrowy Polsat SA	1,224	8,912
LPP SA	12	30,479
mBank SA (c)	68	8,314
Powszechna Kasa Oszczednosci Bank Polski SA (c)	4,444	52,467
Powszechny Zaklad Ubezpieczen SA	3,655	44,550

		211,558

PORTUGAL — 0.1%
Galp Energia SGPS SA	8,029	151,129

QATAR — 0.1%
Barwa Real Estate Co.	5,815	53,488
Commercial Bank PQSC	2,179	17,949
Ezdan Holding Group QSC	6,804	19,616
Qatar National Bank QPSC	522	18,632

		109,685

ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	1,449	14,064

RUSSIA — 0.3%
Magnit PJSC GDR	1,985	36,593
Mobile TeleSystems PJSC ADR	5,044	57,451
Moscow Exchange MICEX-RTS PJSC	30,397	61,915
Sberbank of Russia PJSC ADR	14,693	273,731
VTB Bank PJSC GDR	20,690	40,511

		470,201

SINGAPORE — 0.6%
Broadcom, Ltd.	1,524	359,131
City Developments, Ltd.	1,832	18,162
DBS Group Holdings, Ltd.	6,549	137,343
Genting Singapore PLC	34,000	28,003
Hutchison Port Holdings Trust	78,000	23,010
Jardine Cycle & Carriage, Ltd.	784	20,627
Oversea-Chinese Banking Corp., Ltd.	9,708	94,911
SATS, Ltd.	6,200	24,255
Singapore Press Holdings, Ltd. (b)	13,100	25,175
Singapore Technologies Engineering, Ltd.	9,000	24,640
Singapore Telecommunications, Ltd.	44,129	113,410
United Overseas Bank, Ltd.	3,554	74,533
UOL Group, Ltd.	2,892	18,856

		962,056

36

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 0.9%
Aspen Pharmacare Holdings, Ltd.	1,579	$34,576
Barclays Africa Group, Ltd.	3,455	55,315
Bid Corp., Ltd.	1,657	36,045
Brait SE (b) (c)	9,239	28,149
Discovery, Ltd.	1,173	16,879
FirstRand, Ltd. (b)	17,502	98,819
Fortress REIT, Ltd. Class A,	22,317	30,117
Growthpoint Properties, Ltd. REIT (b)	32,009	76,749
Hyprop Investments, Ltd.	2,053	18,751
Investec PLC	5,644	43,514
Investec, Ltd.	1,825	14,213
Liberty Holdings, Ltd. (b)	2,205	23,364
Mediclinic International PLC (b)	1,509	12,722
MMI Holdings, Ltd.	15,027	27,876
Mr. Price Group, Ltd.	1,788	43,007
MTN Group, Ltd.	6,994	70,254
Naspers, Ltd. Class N	1,534	374,393
Nedbank Group, Ltd. (b)	1,241	29,907
Redefine Properties, Ltd. REIT	52,463	51,317
Resilient REIT, Ltd.	1,877	7,921
RMB Holdings, Ltd.	6,790	44,211
Sanlam, Ltd. (b)	10,773	77,556
SPAR Group, Ltd.	1,590	27,182
Standard Bank Group, Ltd. (b)	5,561	102,634
Steinhoff International Holdings NV	15,597	4,344
Truworths International, Ltd.	1,673	15,183
Vodacom Group, Ltd.	2,418	31,237

		1,396,235

SOUTH KOREA — 1.7%
Amorepacific Corp.	147	42,339
Amorepacific Corp. Preference Shares	52	7,806
AMOREPACIFIC Group	130	16,709
BNK Financial Group, Inc.	2,348	23,460
Celltrion, Inc. (c)	293	87,139
Coway Co., Ltd.	130	10,708
Daelim Industrial Co., Ltd.	492	33,972
Daewoo Engineering & Construction Co., Ltd. (c)	4,883	23,868
Dongsuh Cos., Inc.	900	21,996
Hana Financial Group, Inc.	916	39,187
Hanssem Co., Ltd.	40	5,629
Hanwha Corp.	371	13,696
Hanwha Life Insurance Co., Ltd.	897	5,285
Hotel Shilla Co., Ltd.	202	17,435
Hyundai Engineering & Construction Co., Ltd.	910	36,369
Hyundai Glovis Co., Ltd.	352	60,103
Hyundai Heavy Industries Co., Ltd. (c)	679	87,590
Hyundai Mobis Co., Ltd.	299	71,251
Hyundai Motor Co.	228	30,695
Hyundai Motor Co. Preference Shares (d)	395	34,538
Hyundai Motor Co. Preference Shares (d)	404	32,710

Security Description	Shares	Value
Hyundai Robotics Co., Ltd. (c)	42	$16,786
Industrial Bank of Korea	897	13,128
Kakao Corp.	194	23,570
Kangwon Land, Inc.	840	21,475
KB Financial Group, Inc.	1,125	65,015
KEPCO Plant Service & Engineering Co., Ltd.	174	7,411
Kia Motors Corp.	827	24,711
Korea Aerospace Industries, Ltd. (c)	570	26,711
Korea Gas Corp. (c)	1,437	65,453
Korea Zinc Co., Ltd.	37	16,731
KT&G Corp.	758	71,114
LG Electronics, Inc.	398	40,700
LG Household & Health Care, Ltd.	34	38,022
LG Household & Health Care, Ltd. Preference Shares	13	8,562
Mirae Asset Daewoo Co., Ltd.	2,070	17,886
NAVER Corp.	102	75,215
NCSoft Corp.	52	20,002
Orion Corp/Republic of Korea	85	10,207
S-1 Corp.	104	9,367
Samsung Biologics Co., Ltd. (c) (e)	77	35,108
Samsung C&T Corp.	370	47,556
Samsung Card Co., Ltd.	156	5,247
Samsung Electronics Co., Ltd. Preference Shares	65	123,487
Samsung Electronics Co., Ltd.	324	745,331
Samsung Fire & Marine Insurance Co., Ltd.	119	29,920
Samsung Life Insurance Co., Ltd.	255	27,632
Samsung SDI Co., Ltd.	91	16,306
Samsung SDS Co., Ltd.	101	23,926
Samsung Securities Co., Ltd.	206	7,595
Shinhan Financial Group Co., Ltd.	1,079	45,705
SillaJen, Inc. (c)	202	20,297
SK Holdings Co., Ltd.	223	62,450
SK Hynix, Inc.	1,902	143,288
SK Telecom Co., Ltd.	65	14,026
Woori Bank	1,417	19,143

		2,641,568

SPAIN — 1.2%
Abertis Infraestructuras SA	5,853	131,153
Aena SME SA (e)	495	99,626
Amadeus IT Group SA	1,476	108,879
Banco Bilbao Vizcaya Argentaria SA	23,768	187,927
Banco de Sabadell SA	13,364	27,300
Banco Santander SA	55,415	360,866
Bankia SA (b)	1,370	6,131
CaixaBank SA	5,160	24,572
Enagas SA	2,589	70,782
Ferrovial SA	3,310	69,061
Industria de Diseno Textil SA	5,403	168,980
Mapfre SA	7,399	24,578
Red Electrica Corp. SA	10,370	213,367
Siemens Gamesa Renewable Energy SA (b)	2,650	42,450

37

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Telefonica SA	21,559	$212,857

		1,748,529

SWEDEN — 0.9%
Alfa Laval AB	1,343	31,615
Assa Abloy AB Class B	5,247	112,993
Atlas Copco AB Class A	1,202	51,842
Atlas Copco AB Class B	3,011	116,668
Autoliv, Inc.	272	39,696
Boliden AB	5,404	188,741
Electrolux AB Class B	659	20,656
Hennes & Mauritz AB Class B (b)	3,769	56,336
Hexagon AB Class B	731	43,294
Industrivarden AB Class C	2,294	53,126
Investor AB Class B	2,991	131,857
Kinnevik AB Class B	1,507	54,055
Nordea Bank AB	9,165	97,507
Sandvik AB	4,521	82,298
Skandinaviska Enskilda Banken AB Class A	1,465	15,296
Skanska AB Class B	1,832	37,330
Svenska Handelsbanken AB Class A	233	2,899
Swedbank AB Class A	1,120	25,008
Tele2 AB Class B	1,277	15,271
Telefonaktiebolaget LM Ericsson Class B (b)	12,710	80,314
Telia Co. AB	11,749	55,008
Volvo AB Class B	6,926	125,911

		1,437,721

SWITZERLAND — 2.6%
ABB, Ltd.	5,259	124,775
Adecco Group AG	782	55,530
Chocoladefabriken Lindt & Spruengli AG	3	18,562
Cie Financiere Richemont SA	1,873	167,741
Credit Suisse Group AG (c)	8,342	139,295
EMS-Chemie Holding AG	52	32,744
Ferguson PLC	1,134	85,170
Geberit AG	119	52,491
Givaudan SA	66	149,975
Kuehne + Nagel International AG	384	60,271
Lonza Group AG (c)	124	29,161
Nestle SA	10,933	863,360
Novartis AG	7,418	598,491
Roche Holding AG	2,349	537,454
SGS SA	3	7,356
Sika AG	16	125,063
STMicroelectronics NV	2,177	48,153
Swatch Group AG	706	59,018
Swiss Life Holding AG (c)	48	17,057
Swiss Re AG	1,371	139,276
Swisscom AG	87	43,027
TE Connectivity, Ltd.	1,406	140,459
UBS Group AG (c)	11,924	209,131
Vifor Pharma AG	131	20,144
Zurich Insurance Group AG (c)	561	183,602

		3,907,306

Security Description	Shares	Value
TAIWAN — 1.4%
Acer, Inc. (c)	35,000	$29,050
Advantech Co., Ltd.	2,199	15,763
Asia Pacific Telecom Co., Ltd. (c)	105,000	32,843
Asustek Computer, Inc.	6,000	55,870
Catcher Technology Co., Ltd.	3,000	37,195
Cathay Financial Holding Co., Ltd.	49,000	87,053
Cheng Shin Rubber Industry Co., Ltd.	12,000	19,487
China Development Financial Holding Corp.	52,000	18,369
China Life Insurance Co., Ltd.	19,620	20,355
Chunghwa Telecom Co., Ltd.	23,000	87,955
CTBC Financial Holding Co., Ltd.	55,359	39,682
Delta Electronics, Inc.	6,000	26,752
Eclat Textile Co., Ltd.	1,020	11,894
Fubon Financial Holding Co., Ltd.	27,000	46,394
Hiwin Technologies Corp.	2,040	29,036
Hon Hai Precision Industry Co., Ltd.	57,820	178,475
Hotai Motor Co., Ltd.	1,000	9,963
HTC Corp. (c)	9,000	20,465
Macronix International (c)	12,000	20,208
MediaTek, Inc.	8,000	90,819
Mega Financial Holding Co., Ltd.	49,922	42,890
Novatek Microelectronics Corp.	4,000	18,109
President Chain Store Corp.	5,000	50,245
Quanta Computer, Inc.	6,000	12,100
Ruentex Industries, Ltd. (c)	13,000	25,102
Shin Kong Financial Holding Co., Ltd.	100,469	38,076
SinoPac Financial Holdings Co., Ltd.	49,000	17,310
Synnex Technology International Corp.	22,000	32,822
Taishin Financial Holding Co., Ltd.	52,000	25,503
Taiwan Mobile Co., Ltd.	7,000	26,169
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	736,427
Teco Electric and Machinery Co., Ltd.	7,000	5,774
Uni-President Enterprises Corp.	40,000	93,700
Win Semiconductors Corp.	2,000	21,470
WPG Holdings, Ltd.	6,000	7,758
Yuanta Financial Holding Co., Ltd.	143,573	65,737

		2,096,820

THAILAND — 0.2%
Advanced Info Service PCL (g)	3,400	22,398
Airports of Thailand PCL (g)	44,900	94,768
Bangkok Bank PCL NVDR	1,000	6,332
Bangkok Expressway & Metro PCL	85,000	19,571
BTS Group Holdings PCL (g)	43,000	11,413
CP ALL PCL (g)	21,500	59,818
Energy Absolute PCL (g)	12,738	17,822
Kasikornbank PCL (g)	3,400	23,160
Kasikornbank PCL NVDR	400	2,712
Minor International PCL NVDR	16,200	19,687

38

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Siam Commercial Bank PCL (g)	6,800	$30,771

		308,452

TURKEY — 0.1%
Akbank Turk A/S	9,781	23,604
BIM Birlesik Magazalar A/S	1,415	25,486
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (c)	29,727	18,986
TAV Havalimanlari Holding A/S	1,020	6,092
Turkcell Iletisim Hizmetleri A/S	102	388
Turkiye Garanti Bankasi A/S	9,554	26,288
Turkiye Halk Bankasi A/S	2,030	4,638
Turkiye Is Bankasi A/S Class C	16,543	29,775
Yapi ve Kredi Bankasi A/S (c)	20,108	22,588

		157,845

UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,484	3,760
DP World, Ltd.	644	14,490
Emaar Properties PJSC	15,328	24,204
Emirates Telecommunications Group Co. PJSC	6,597	31,701
First Abu Dhabi Bank PJSC	1,353	4,310

		78,465

UNITED KINGDOM — 5.5%
3i Group PLC	6,766	81,531
Ashtead Group PLC	1,699	46,237
Associated British Foods PLC	617	21,560
AstraZeneca PLC	4,407	302,647
Auto Trader Group PLC (e)	3,126	15,374
Aviva PLC	19,325	134,434
Babcock International Group PLC	537	5,038
BAE Systems PLC	9,258	75,507
Barclays PLC	58,877	170,554
Barratt Developments PLC	5,176	38,512
Berkeley Group Holdings PLC	657	34,921
British American Tobacco PLC ADR	2,066	119,188
British American Tobacco PLC	6,536	378,759
British Land Co. PLC REIT	9,050	81,504
BT Group PLC	36,952	117,927
Bunzl PLC	1,557	45,758
Burberry Group PLC	1,873	44,561
Capita PLC	3,097	6,258
CNH Industrial NV	3,424	42,236
Cobham PLC (c)	9,045	15,594
Coca-Cola European Partners PLC	333	13,873
Compass Group PLC	7,954	162,403
ConvaTec Group PLC (e)	8,998	25,131
Croda International PLC	664	42,549
DCC PLC	353	32,484
Diageo PLC	10,500	355,273
Direct Line Insurance Group PLC	4,516	24,156
Experian PLC	5,134	110,730
Fiat Chrysler Automobiles NV	3,027	61,433
GlaxoSmithKline PLC	17,742	346,945
Hammerson PLC REIT (b)	6,021	45,323

Security Description	Shares	Value
Hargreaves Lansdown PLC	561	$12,851
HSBC Holdings PLC	73,549	686,523
IMI PLC	2,014	30,513
Imperial Brands PLC	4,937	168,016
Intertek Group PLC	717	46,871
ITV PLC	13,129	26,549
John Wood Group PLC	10,783	81,683
Johnson Matthey PLC	1,695	72,331
Kingfisher PLC	8,193	33,617
Land Securities Group PLC REIT	6,549	86,091
Legal & General Group PLC	23,253	84,093
Liberty Global PLC Class A (c)	1,715	53,697
Liberty Global PLC Series C (c)	583	17,741
Lloyds Banking Group PLC	277,973	252,136
London Stock Exchange Group PLC	867	50,182
Marks & Spencer Group PLC	6,628	25,123
Meggitt PLC	5,804	35,156
Merlin Entertainments PLC (e)	3,755	18,257
Micro Focus International PLC ADR	1,420	19,937
National Grid PLC	7,225	81,305
Next PLC	597	39,855
Old Mutual PLC	17,154	57,584
Pearson PLC	5,667	59,543
Pentair PLC	733	49,939
Persimmon PLC	1,477	52,420
Prudential PLC	9,353	233,346
Randgold Resources, Ltd.	573	47,280
Reckitt Benckiser Group PLC	2,741	232,012
RELX NV	4,419	91,466
RELX PLC	5,448	111,962
Rolls-Royce Holdings PLC (c)	7,733	94,550
Royal Bank of Scotland Group PLC (c)	11,652	42,302
Royal Mail PLC	2,656	20,149
RSA Insurance Group PLC	2,894	25,576
Sage Group PLC	4,101	36,772
Schroders PLC	953	42,673
Segro PLC REIT	6,088	51,344
Severn Trent PLC	4,453	115,189
Shire PLC	2,837	142,097
Sky PLC	5,410	98,469
Smith & Nephew PLC	3,575	66,750
Smiths Group PLC	1,398	29,681
St James’s Place PLC	1,340	20,423
Standard Chartered PLC	12,814	128,111
Standard Life Aberdeen PLC	14,942	75,395
Taylor Wimpey PLC	13,813	35,770
TechnipFMC PLC (d)	3,149	92,738
TechnipFMC PLC (d)	3,708	107,760
Tesco PLC	13,010	37,578
Travis Perkins PLC	1,602	27,731
Unilever NV	5,264	296,959
Unilever PLC	4,651	258,074
United Utilities Group PLC	18,697	187,636
Vodafone Group PLC	122,281	333,157
Weir Group PLC	1,347	37,687
Whitbread PLC	884	45,883

39

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
WPP PLC	5,536	$87,949

		8,394,882

UNITED STATES — 51.7%
3M Co.	2,051	450,236
Abbott Laboratories	6,650	398,468
AbbVie, Inc.	5,330	504,485
Accenture PLC Class A	2,303	353,511
Activision Blizzard, Inc.	2,339	157,789
Acuity Brands, Inc. (b)	140	19,487
Adobe Systems, Inc. (c)	1,715	370,577
Advance Auto Parts, Inc.	221	26,200
Advanced Micro Devices, Inc. (b) (c)	2,800	28,140
Aetna, Inc.	1,323	223,587
Affiliated Managers Group, Inc.	187	35,451
Aflac, Inc.	3,294	144,145
AGCO Corp.	392	25,421
Agilent Technologies, Inc.	1,231	82,354
AGNC Investment Corp. REIT	2,590	49,003
Akamai Technologies, Inc. (c)	544	38,613
Albemarle Corp. (b)	656	60,837
Alexandria Real Estate Equities, Inc. REIT	260	32,471
Alexion Pharmaceuticals, Inc. (c)	777	86,604
Align Technology, Inc. (c)	260	65,294
Alkermes PLC (b) (c)	437	25,329
Alleghany Corp.	29	17,819
Allegion PLC	400	34,116
Allergan PLC	1,144	192,524
Alliance Data Systems Corp.	170	36,186
Allstate Corp.	1,163	110,252
Ally Financial, Inc.	2,671	72,518
Alnylam Pharmaceuticals, Inc. (c)	200	23,820
Alphabet, Inc. Class A (c)	957	992,543
Alphabet, Inc. Class C (c)	1,084	1,118,460
Altria Group, Inc.	7,267	452,879
Amazon.com, Inc. (c)	1,375	1,990,093
AMERCO	100	34,510
American Express Co.	3,062	285,623
American International Group, Inc.	4,975	270,740
American Tower Corp. REIT	1,456	211,615
American Water Works Co., Inc.	4,196	344,618
Ameriprise Financial, Inc.	488	72,195
AmerisourceBergen Corp.	800	68,968
AMETEK, Inc.	1,077	81,820
Amgen, Inc.	2,541	433,190
Amphenol Corp. Class A	362	31,179
Analog Devices, Inc.	1,652	150,547
Andeavor	1,800	181,008
Annaly Capital Management, Inc. REIT	5,942	61,975
ANSYS, Inc. (c)	132	20,683
Anthem, Inc.	1,103	242,329
AO Smith Corp.	792	50,363
Aon PLC	1,066	149,592
Apple, Inc.	17,425	2,923,567
Applied Materials, Inc.	3,628	201,753
Aptiv PLC	952	80,891
Arch Capital Group, Ltd. (c)	60	5,135

Security Description	Shares	Value
Arista Networks, Inc. (c)	71	$18,126
Arrow Electronics, Inc. (c)	200	15,404
Assurant, Inc.	104	9,507
AT&T, Inc.	21,500	766,475
Atmos Energy Corp.	2,592	218,350
Autodesk, Inc. (c)	671	84,264
Automatic Data Processing, Inc.	1,687	191,441
AutoZone, Inc. (c)	119	77,194
AvalonBay Communities, Inc. REIT	493	81,079
Avery Dennison Corp.	565	60,031
Avnet, Inc.	967	40,382
Axalta Coating Systems, Ltd. (c)	3,046	91,959
Axis Capital Holdings, Ltd.	270	15,544
Baker Hughes a GE Co.	4,824	133,962
Ball Corp.	1,014	40,266
Bank of America Corp.	34,890	1,046,351
Bank of New York Mellon Corp.	3,688	190,043
Baxter International, Inc.	1,093	71,089
BB&T Corp.	3,642	189,530
Becton Dickinson and Co.	771	167,076
Berkshire Hathaway, Inc. Class B (c)	2,512	501,094
Best Buy Co., Inc.	891	62,361
Biogen, Inc. (c)	643	176,066
BioMarin Pharmaceutical, Inc. (c)	290	23,510
BlackRock, Inc.	490	265,443
Boeing Co.	2,132	699,040
Booking Holdings, Inc. (c)	187	389,033
BorgWarner, Inc.	683	34,307
Boston Properties, Inc. REIT	391	48,179
Boston Scientific Corp. (c)	5,044	137,802
Brighthouse Financial, Inc. (c)	699	35,929
Bristol-Myers Squibb Co.	5,504	348,128
Brixmor Property Group, Inc. REIT	545	8,311
Brown-Forman Corp. Class B	1,185	64,464
C.H. Robinson Worldwide, Inc.	224	20,991
CA, Inc.	1,373	46,545
Cadence Design Systems, Inc. (c)	524	19,267
Camden Property Trust REIT	60	5,051
Campbell Soup Co. (b)	410	17,757
Capital One Financial Corp.	1,981	189,819
Cardinal Health, Inc.	1,283	80,418
CarMax, Inc. (b) (c)	611	37,845
Caterpillar, Inc.	2,184	321,878
CBRE Group, Inc. Class A (c)	1,792	84,618
CBS Corp. Class B	53	2,724
CDW Corp.	200	14,062
Celgene Corp. (c)	2,626	234,265
Centene Corp. (c)	689	73,633
CenturyLink, Inc.	2,371	38,956
Cerner Corp. (c)	1,354	78,532
Charles Schwab Corp.	3,194	166,791
Charter Communications, Inc. Class A (c)	563	175,217
Chemours Co.	1,200	58,452
Cheniere Energy, Inc. (b) (c)	4,574	244,480
Chipotle Mexican Grill, Inc. (b) (c)	102	32,957
Chubb, Ltd.	1,813	247,964
Church & Dwight Co., Inc.	524	26,389

40

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Cigna Corp.	994	$166,734
Cincinnati Financial Corp.	455	33,788
Cintas Corp.	417	71,132
Cisco Systems, Inc.	17,467	749,160
CIT Group, Inc.	1,200	61,800
Citigroup, Inc.	10,098	681,615
Citizens Financial Group, Inc.	2,293	96,260
Citrix Systems, Inc. (c)	544	50,483
Clorox Co.	285	37,936
CME Group, Inc.	905	146,375
Coca-Cola Co.	16,555	718,984
Cognex Corp.	400	20,796
Cognizant Technology Solutions Corp. Class A	2,217	178,469
Colgate-Palmolive Co.	3,098	222,065
Colony NorthStar, Inc. Class A, REIT (b)	4,308	24,211
Comcast Corp. Class A	16,168	552,461
Comerica, Inc.	417	40,003
Consolidated Edison, Inc.	4,046	315,345
Constellation Brands, Inc. Class A	656	149,516
Cooper Cos., Inc.	170	38,898
Corning, Inc.	2,348	65,462
CoStar Group, Inc. (c)	65	23,574
Costco Wholesale Corp.	1,873	352,929
Coty, Inc. Class A (b)	2,126	38,906
Crown Castle International Corp. REIT	1,553	170,224
CSX Corp.	2,734	152,311
Cummins, Inc.	505	81,855
CVS Health Corp.	4,388	272,978
D.R. Horton, Inc.	1,287	56,422
Danaher Corp.	2,352	230,284
DaVita, Inc. (c)	557	36,729
Deere & Co.	912	141,652
Dell Technologies, Inc. Class V (c)	648	47,440
Delphi Technologies PLC	317	15,105
DENTSPLY SIRONA, Inc.	861	43,317
Diamondback Energy, Inc. (c)	1,574	199,143
Digital Realty Trust, Inc. REIT	656	69,129
Discover Financial Services	1,123	80,777
Discovery Communications, Inc. Class A (b) (c)	463	9,922
Discovery Communications, Inc. Class C (b) (c)	470	9,174
DISH Network Corp. Class A (c)	964	36,526
Dollar General Corp.	935	87,469
Dollar Tree, Inc. (c)	800	75,920
Domino’s Pizza, Inc.	260	60,726
Dover Corp.	601	59,030
DowDuPont, Inc.	6,900	439,599
Dr. Pepper Snapple Group, Inc.	282	33,383
Duke Realty Corp. REIT	916	24,256
DXC Technology Co.	1,114	111,990
E*TRADE Financial Corp. (c)	335	18,562
East West Bancorp, Inc.	100	6,254
Eaton Corp. PLC	1,634	130,573
eBay, Inc. (c)	3,624	145,830

Security Description	Shares	Value
Ecolab, Inc.	2,417	$331,298
Edison International	3,496	222,555
Edwards Lifesciences Corp. (c)	678	94,595
Electronic Arts, Inc. (c)	952	115,420
Eli Lilly & Co.	3,162	244,644
Emerson Electric Co.	2,638	180,175
Equifax, Inc.	611	71,982
Equinix, Inc. REIT	292	122,097
Equity Residential REIT	1,041	64,146
Essex Property Trust, Inc. REIT	190	45,729
Estee Lauder Cos., Inc. Class A	1,054	157,805
Everest Re Group, Ltd.	131	33,643
Eversource Energy	9,219	543,184
Expedia Group, Inc.	669	73,864
Expeditors International of Washington, Inc.	1,923	121,726
Express Scripts Holding Co. (c)	2,543	175,670
Extra Space Storage, Inc. REIT	224	19,569
F5 Networks, Inc. (c)	21	3,037
Facebook, Inc. Class A (c)	7,865	1,256,748
Fastenal Co. (b)	1,123	61,305
Fidelity National Information Services, Inc.	1,351	130,101
Fifth Third Bancorp	3,362	106,744
First Data Corp. Class A (c)	1,221	19,536
First Republic Bank	231	21,393
Fiserv, Inc. (c)	1,410	100,547
FleetCor Technologies, Inc. (c)	334	67,635
FLIR Systems, Inc.	392	19,604
Flowserve Corp.	799	34,621
Fluor Corp.	1,431	81,882
FMC Corp.	800	61,256
FNF Group	1,125	45,023
Ford Motor Co.	11,210	124,207
Fortinet, Inc. (c)	524	28,076
Fortive Corp.	1,224	94,884
Fortune Brands Home & Security, Inc.	54	3,180
Franklin Resources, Inc.	1,687	58,505
Freeport-McMoRan, Inc. (c)	4,564	80,189
Gap, Inc.	867	27,050
Garmin, Ltd.	459	27,049
Gartner, Inc. (c)	200	23,524
General Dynamics Corp.	1,149	253,814
General Electric Co.	33,200	447,536
General Mills, Inc.	2,111	95,122
General Motors Co.	3,770	137,002
Genuine Parts Co.	392	35,217
GGP, Inc. REIT	1,687	34,516
Gilead Sciences, Inc.	4,652	350,714
Global Payments, Inc.	524	58,436
Goldman Sachs Group, Inc.	1,355	341,270
H&R Block, Inc.	243	6,175
Halliburton Co.	7,272	341,348
Hanesbrands, Inc. (b)	424	7,810
Harley-Davidson, Inc.	765	32,803
Harris Corp.	425	68,544

41

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	1,476	$76,044
Hasbro, Inc.	425	35,828
HCA Healthcare, Inc.	99	9,603
HCP, Inc. REIT	987	22,928
HD Supply Holdings, Inc. (c)	776	29,441
Helmerich & Payne, Inc.	2,238	148,961
Henry Schein, Inc. (b) (c)	32	2,151
Hershey Co.	548	54,230
Hewlett Packard Enterprise Co.	6,086	106,748
HollyFrontier Corp.	4,300	210,098
Hologic, Inc. (c)	712	26,600
Home Depot, Inc.	4,346	774,631
Honeywell International, Inc.	2,553	368,934
Hormel Foods Corp. (b)	316	10,845
Host Hotels & Resorts, Inc. REIT	3,127	58,287
HP, Inc.	5,350	117,272
Humana, Inc.	596	160,223
Huntington Bancshares, Inc.	3,651	55,130
Huntington Ingalls Industries, Inc.	83	21,394
IAC/InterActiveCorp (c)	100	15,638
IDEX Corp.	100	14,251
IDEXX Laboratories, Inc. (c)	260	49,761
IHS Markit, Ltd. (c)	2,119	102,221
Illinois Tool Works, Inc.	1,409	220,734
Illumina, Inc. (c)	459	108,517
Incyte Corp. (c)	421	35,082
Ingersoll-Rand PLC	873	74,650
Intel Corp.	17,195	895,516
Intercontinental Exchange, Inc.	1,559	113,059
International Business Machines Corp.	3,330	510,922
International Flavors & Fragrances, Inc.	632	86,527
Interpublic Group of Cos., Inc.	1,031	23,744
Intuit, Inc.	867	150,294
Intuitive Surgical, Inc. (c)	320	132,106
Invesco, Ltd.	911	29,161
Invitation Homes, Inc. REIT	900	20,547
IPG Photonics Corp. (c)	100	23,338
IQVIA Holdings, Inc. (c)	434	42,580
Iron Mountain, Inc. REIT	344	11,304
J.M. Smucker Co.	611	75,770
Jacobs Engineering Group, Inc.	1,699	100,496
Jazz Pharmaceuticals PLC (c)	4	604
Johnson & Johnson	9,560	1,225,114
Johnson Controls International PLC	3,462	122,001
Jones Lang LaSalle, Inc.	260	45,406
JPMorgan Chase & Co.	11,997	1,319,310
Juniper Networks, Inc.	787	19,148
Kellogg Co. (b)	433	28,149
KeyCorp	3,146	61,504
Kimberly-Clark Corp.	3	330
Kimco Realty Corp. REIT	2,687	38,693
Kinder Morgan, Inc.	6,699	100,887
KLA-Tencor Corp.	360	39,244
Knight-Swift Transportation Holdings, Inc.	400	18,404

Security Description	Shares	Value
Kohl’s Corp.	61	$3,996
Kraft Heinz Co.	2,755	171,609
L Brands, Inc.	1,028	39,280
L3 Technologies, Inc.	393	81,744
Laboratory Corp. of America Holdings (c)	285	46,099
Lam Research Corp.	483	98,126
Las Vegas Sands Corp.	1,687	121,295
Leidos Holdings, Inc.	525	34,335
Lennar Corp. Class A	481	28,350
Lennox International, Inc.	200	40,874
Liberty Interactive Corp. QVC Group Class A (c)	1,687	42,462
Liberty Media Corp.-Liberty Formula One Class C (b) (c)	800	24,680
Liberty Media Corp.-Liberty SiriusXM Class A (c)	93	3,822
Liberty Media Corp.-Liberty SiriusXM Class C (c)	475	19,404
Lincoln National Corp.	691	50,484
LKQ Corp. (c)	1,259	47,779
Lockheed Martin Corp.	946	319,682
Loews Corp.	800	39,784
Lowe’s Cos., Inc.	2,966	260,267
Lululemon Athletica, Inc. (c)	392	34,935
M&T Bank Corp.	438	80,750
Macerich Co. REIT	285	15,966
Macquarie Infrastructure Corp.	2,756	101,779
ManpowerGroup, Inc.	505	58,126
Marathon Petroleum Corp.	2,100	153,531
Markel Corp. (c)	18	21,065
Marriott International, Inc. Class A	856	116,399
Marsh & McLennan Cos., Inc.	2,412	199,207
Masco Corp.	1,687	68,222
Mastercard, Inc. Class A	3,414	597,996
Mattel, Inc. (b)	1,291	16,977
Maxim Integrated Products, Inc.	250	15,055
McCormick & Co., Inc.	539	57,344
McDonald’s Corp.	3,097	484,309
McKesson Corp.	884	124,529
Medtronic PLC	4,747	380,804
Merck & Co., Inc.	9,952	542,085
MetLife, Inc.	3,696	169,609
MGM Resorts International	1,560	54,631
Michael Kors Holdings, Ltd. (c)	734	45,567
Microchip Technology, Inc. (b)	724	66,145
Micron Technology, Inc. (c)	3,662	190,937
Microsoft Corp.	24,899	2,272,532
Mid-America Apartment Communities, Inc. REIT	360	32,846
Middleby Corp. (c)	260	32,185
Molson Coors Brewing Co. Class B	842	63,428
Mondelez International, Inc. Class A	6,063	253,009
Monsanto Co.	2,117	247,033
Monster Beverage Corp. (c)	1,524	87,188
Moody’s Corp.	708	114,200
Morgan Stanley	5,060	273,038

42

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	491	$51,702
MSCI, Inc.	200	29,894
Mylan NV (c)	1,687	69,454
Nasdaq, Inc.	51	4,397
National Oilwell Varco, Inc.	4,708	173,302
NetApp, Inc.	1,031	63,602
Netflix, Inc. (c)	1,573	464,586
New York Community Bancorp, Inc.	1,440	18,763
Newell Brands, Inc.	1,704	43,418
News Corp. Class A	2,690	42,502
Nielsen Holdings PLC	2,272	72,227
NIKE, Inc. Class B	4,912	326,353
Nordstrom, Inc.	392	18,977
Norfolk Southern Corp.	500	67,890
Northern Trust Corp.	550	56,722
Northrop Grumman Corp.	594	207,377
NVIDIA Corp.	2,042	472,907
NVR, Inc. (c)	10	28,000
Old Dominion Freight Line, Inc.	400	58,788
Omnicom Group, Inc.	743	53,994
ONEOK, Inc.	10,283	585,308
Oracle Corp.	11,489	525,622
O’Reilly Automotive, Inc. (c)	357	88,315
PACCAR, Inc.	1,187	78,544
Palo Alto Networks, Inc. (c)	337	61,172
Parker-Hannifin Corp.	355	60,716
Parsley Energy, Inc. Class A (c)	1,304	37,803
Paychex, Inc.	1,131	69,658
PayPal Holdings, Inc. (c)	4,127	313,116
People’s United Financial, Inc.	1,000	18,660
PepsiCo, Inc.	5,429	592,575
Perrigo Co. PLC	493	41,087
Pfizer, Inc.	20,715	735,175
PG&E Corp.	2,156	94,713
Philip Morris International, Inc.	5,687	565,288
Phillips 66	6,681	640,842
Pioneer Natural Resources Co.	333	57,203
PNC Financial Services Group, Inc.	1,873	283,273
Polaris Industries, Inc. (b)	187	21,415
PPG Industries, Inc.	1,606	179,230
Principal Financial Group, Inc.	1,189	72,422
Procter & Gamble Co.	9,284	736,036
Progressive Corp.	1,487	90,603
Prologis, Inc. REIT	2,268	142,861
Prudential Financial, Inc.	1,782	184,526
Public Storage REIT	561	112,419
PulteGroup, Inc.	587	17,311
PVH Corp.	240	36,343
Qorvo, Inc. (c)	304	21,417
QUALCOMM, Inc.	5,529	306,362
Quest Diagnostics, Inc.	510	51,153
Ralph Lauren Corp.	289	32,310
Raytheon Co.	1,170	252,509
Realty Income Corp. REIT	337	17,433
Red Hat, Inc. (c)	476	71,167
Regency Centers Corp. REIT	500	29,490
Regeneron Pharmaceuticals, Inc. (c)	255	87,812
Regions Financial Corp.	4,510	83,796

Security Description	Shares	Value
ResMed, Inc.	425	$41,850
Robert Half International, Inc.	961	55,632
Rockwell Automation, Inc.	405	70,551
Rockwell Collins, Inc.	858	115,701
Rollins, Inc.	600	30,618
Roper Technologies, Inc.	461	129,398
Ross Stores, Inc.	1,139	88,819
Royal Caribbean Cruises, Ltd.	85	10,008
S&P Global, Inc.	833	159,153
Sabre Corp.	1,570	33,677
salesforce.com, Inc. (c)	2,186	254,232
SBA Communications Corp. REIT (c)	435	74,350
Schlumberger, Ltd.	8,723	565,076
Seagate Technology PLC	952	55,711
Sealed Air Corp. (b)	1,118	47,839
Seattle Genetics, Inc. (b) (c)	260	13,608
Sensata Technologies Holding PLC (c)	1,034	53,592
ServiceNow, Inc. (c)	512	84,710
Sherwin-Williams Co.	530	207,824
Signature Bank (c)	132	18,737
Simon Property Group, Inc. REIT	1,220	188,307
Sirius XM Holdings, Inc. (b)	4,526	28,242
Skyworks Solutions, Inc.	645	64,668
SL Green Realty Corp. REIT	387	37,473
Snap-on, Inc.	340	50,164
Spirit AeroSystems Holdings, Inc. Class A	500	41,850
Splunk, Inc. (c)	471	46,342
Sprint Corp. (b) (c)	5,133	25,049
Square, Inc. Class A (c)	1,000	49,200
SS&C Technologies Holdings, Inc.	500	26,820
Stanley Black & Decker, Inc.	773	118,424
Starbucks Corp.	5,796	335,530
State Street Corp. (h)	1,155	115,188
Stryker Corp.	1,323	212,897
SunTrust Banks, Inc.	2,211	150,436
SVB Financial Group (c)	200	48,002
Symantec Corp.	2,182	56,405
Synchrony Financial	3,084	103,407
Synopsys, Inc. (c)	356	29,633
Sysco Corp.	2,169	130,053
T Rowe Price Group, Inc.	828	89,399
Take-Two Interactive Software, Inc. (c)	400	39,112
Tapestry, Inc.	997	52,452
Target Corp.	1,287	89,356
TD Ameritrade Holding Corp.	1,019	60,355
Teleflex, Inc.	132	33,657
Tesla, Inc. (c)	553	147,170
Texas Instruments, Inc.	3,562	370,056
Textron, Inc.	719	42,399
Thermo Fisher Scientific, Inc.	1,423	293,793
Tiffany & Co.	544	53,127
Time Warner, Inc.	2,538	240,044
TJX Cos., Inc.	2,375	193,705
T-Mobile US, Inc. (c)	338	20,632

43

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Toll Brothers, Inc.	1,010	$43,683
Total System Services, Inc.	569	49,082
Tractor Supply Co.	425	26,784
TransDigm Group, Inc.	219	67,220
TransUnion (c)	600	34,068
Travelers Cos., Inc.	1,130	156,912
Trimble, Inc. (c)	899	32,256
TripAdvisor, Inc. (b) (c)	391	15,988
Twenty-First Century Fox, Inc. Class A	3,185	116,858
Twenty-First Century Fox, Inc. Class B	1,039	37,788
Twitter, Inc. (c)	2,397	69,537
UDR, Inc. REIT	348	12,396
Ulta Salon Cosmetics & Fragrance, Inc. (c)	172	35,134
Under Armour, Inc. Class A (b) (c)	902	14,748
Under Armour, Inc. Class C (b) (c)	1,512	21,697
Union Pacific Corp.	2,402	322,901
United Parcel Service, Inc. Class B	1,241	129,883
United Rentals, Inc. (c)	359	62,010
United Technologies Corp.	3,252	409,167
United Therapeutics Corp. (c)	132	14,832
UnitedHealth Group, Inc.	3,520	753,280
Unum Group	163	7,760
US Bancorp	6,110	308,555
Vail Resorts, Inc.	100	22,170
Valero Energy Corp.	3,534	327,849
Varian Medical Systems, Inc. (c)	225	27,596
Veeva Systems, Inc. Class A (c)	374	27,309
Ventas, Inc. REIT	814	40,317
VEREIT, Inc. REIT	3,131	21,792
Verisk Analytics, Inc. (c)	827	86,008
Verizon Communications, Inc.	14,049	671,823
Vertex Pharmaceuticals, Inc. (c)	866	141,141
VF Corp.	1,241	91,983
Viacom, Inc. Class B	491	15,250
Visa, Inc. Class A	6,688	800,019
VMware, Inc. Class A (b) (c)	306	37,109
Vornado Realty Trust REIT	388	26,112
Voya Financial, Inc.	1,028	51,914
Vulcan Materials Co.	500	57,085
W.W. Grainger, Inc.	223	62,946
WABCO Holdings, Inc. (c)	260	34,806
Wabtec Corp. (b)	429	34,921
Walmart, Inc.	5,345	475,545
Walgreens Boots Alliance, Inc.	3,752	245,643
Walt Disney Co.	5,671	569,595
Waters Corp. (c)	257	51,053
Wells Fargo & Co.	15,886	832,585
Welltower, Inc. REIT	1,545	84,094
Western Digital Corp.	1,097	101,220
Western Union Co.	1,687	32,441
WestRock Co.	638	40,940
Weyerhaeuser Co. REIT	2,040	71,400
Whirlpool Corp.	204	31,234
Willis Towers Watson PLC	418	63,615
Workday, Inc. Class A (c)	456	57,962

Security Description	Shares	Value
Worldpay, Inc. Class A (c) (d)	470	$38,653
Worldpay, Inc. Class A (c) (d)	621	50,064
WR Grace & Co.	500	30,615
Wyndham Worldwide Corp.	208	23,801
Wynn Resorts, Ltd.	389	70,938
Xerox Corp.	1,261	36,292
Xilinx, Inc.	1,031	74,479
Xylem, Inc.	1,518	116,765
Zayo Group Holdings, Inc. (c)	600	20,496
Zillow Group, Inc. (b) (c)	564	30,343
Zimmer Biomet Holdings, Inc.	682	74,365
Zions Bancorp	700	36,911
Zoetis, Inc.	1,398	116,747

		78,333,168

TOTAL COMMON STOCKS (Cost $124,192,146)		150,305,813

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (i) (j)	345,905	345,905
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	2,338,517	2,338,517

TOTAL SHORT-TERM INVESTMENTS (Cost $2,684,422)		2,684,422

TOTAL INVESTMENTS — 101.0% (Cost $126,876,568)		152,990,235

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,577,751)

NET ASSETS — 100.0%		$151,412,484

44

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $260,150 representing 0.2% of net assets.
(h)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2018.
(k)	Investment of cash collateral for securities loaned.

ADR	=American Depositary Receipt
GDR	=Global Depositary Receipt
NVDR	=Non Voting Depositary Receipt
REIT	=Real Estate Investment Trust
SDR	=Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$47,043	$—	$—		$47,043
Australia	3,031,668	—	—		3,031,668
Austria	118,516	—	—		118,516
Belgium	487,020	—	—		487,020
Bermuda	40,278	—	—		40,278
Brazil	1,463,939	—	—		1,463,939
Canada	4,674,085	—	—		4,674,085
Chile	378,180	—	—		378,180
China	5,273,938	—	—		5,273,938
Colombia	353,930	—	—		353,930
Czech Republic	21,746	—	—		21,746
Denmark	735,352	—	—		735,352
Finland	431,269	—	—		431,269
France	5,452,943	—	—		5,452,943
Germany	4,732,899	—	—		4,732,899
Greece	25,879	—	—		25,879
Hong Kong	1,772,137	—	0	(a)	1,772,137
Hungary	57,317	—	—		57,317
India	1,377,639	—	—		1,377,639
Indonesia	389,526	—	—		389,526

45

SPDR MSCI ACWI LOW CARBON TARGET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Ireland	$245,153	$—	$—	$245,153
Israel	202,655	—	—	202,655
Italy	1,104,690	—	—	1,104,690
Japan	12,169,307	—	—	12,169,307
Luxembourg	76,584	—	—	76,584
Macau	17,545	—	—	17,545
Malaysia	545,348	—	—	545,348
Mexico	564,384	—	—	564,384
Netherlands	1,219,490	—	—	1,219,490
New Zealand	97,742	—	—	97,742
Norway	505,288	—	—	505,288
Peru	192,723	—	—	192,723
Philippines	79,916	—	—	79,916
Poland	211,558	—	—	211,558
Portugal	151,129	—	—	151,129
Qatar	109,685	—	—	109,685
Romania	14,064	—	—	14,064
Russia	470,201	—	—	470,201
Singapore	962,056	—	—	962,056
South Africa	1,396,235	—	—	1,396,235
South Korea	2,641,568	—	—	2,641,568
Spain	1,748,529	—	—	1,748,529
Sweden	1,437,721	—	—	1,437,721
Switzerland	3,907,306	—	—	3,907,306
Taiwan	2,096,820	—	—	2,096,820
Thailand	48,302	260,150	—	308,452
Turkey	157,845	—	—	157,845
United Arab Emirates	78,465	—	—	78,465
United Kingdom	8,394,882	—	—	8,394,882
United States	78,333,168	—	—	78,333,168
Short-Term Investments	2,684,422	—	—	2,684,422

TOTAL INVESTMENTS	$152,730,085	$260,150	$0	$152,990,235

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,555	$148,565	$—	$38,137	$6,070	$(1,310)	1,155	$115,188	$970	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	215,632	215,632	2,057,884	1,927,611	—	—	345,905	345,905	1,318	—
State Street Navigator Securities Lending Government Money Market Portfolio	378,038	378,038	9,317,082	7,356,603	—	—	2,338,517	2,338,517	4,991	—

Total		$742,235	$11,374,966	$9,322,351	$6,070	$(1,310)		$2,799,610	$7,279	$—

46

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BRAZIL — 5.4%
Ambev SA ADR	511,700	$3,720,060
Ambev SA	91,431	662,157
Atacadao Distribuicao Comercio e Industria Ltda (a)	8,095	36,534
B3 SA - Brasil Bolsa Balcao	20,926	168,045
Banco Bradesco SA Preference Shares	70,202	834,330
Banco Bradesco SA	23,883	276,441
Banco do Brasil SA	32,705	403,745
Banco Santander Brasil SA	10,656	127,958
BB Seguridade Participacoes SA	83,636	736,558
BR Malls Participacoes SA	10,262	35,971
Braskem SA Class A, Preference Shares	3,539	51,111
BRF SA (a)	1,694	11,636
BRF SA ADR (a) (b)	5,348	37,008
CCR SA	9,596	36,090
Centrais Eletricas Brasileiras SA (a)	6,991	44,172
Centrais Eletricas Brasileiras SA ADR (b)	7,506	54,569
Centrais Eletricas Brasileiras SA Class B, Preference Shares	490	3,553
Cia Brasileira de Distribuicao ADR	2,242	45,288
Cia Brasileira de Distribuicao Preference Shares	600	12,014
Cia de Saneamento Basico do Estado de Sao Paulo	2,402	25,295
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,039	53,363
Cia Energetica de Minas Gerais ADR (b)	36,621	94,482
Cia Energetica de Minas Gerais Preference Shares	5,447	14,029
Cia Energetica de Minas Gerais (a) (c)	868	2,243
Cia Energetica de Minas Gerais (a) (c)	50	119
Cia Siderurgica Nacional SA ADR (a) (b)	13,569	35,686
Cia Siderurgica Nacional SA (a)	1,232	3,262
Cielo SA	173,610	1,080,753
Cosan SA Industria e Comercio	2,554	31,898
EDP - Energias do Brasil SA	7,240	28,994
Embraer SA	980	6,354
Embraer SA ADR	4,338	112,788
Engie Brasil Energia SA	16,843	198,451
Equatorial Energia SA	18,601	400,160
Fibria Celulose SA ADR	4,411	86,015
Gerdau SA Preference Shares	25,538	119,099
Hypera SA	982	10,684
Itau Unibanco Holding SA Preference Shares ADR	70,791	1,104,340
Itau Unibanco Holding SA Preference Shares	2,177	33,609

Security Description	Shares	Value
Itausa - Investimentos Itau SA Preference Shares	433,691	$1,799,434
Itausa - Investimentos Itau SA (a)	7,958	33,019
JBS SA	68,570	192,902
Klabin SA	6,163	38,384
Kroton Educacional SA	19,138	78,312
Localiza Rent a Car SA	2,745	23,720
Lojas Americanas SA Preference Shares	5,401	30,616
Lojas Renner SA	66,191	684,096
M Dias Branco SA	10,471	160,707
Multiplan Empreendimentos Imobiliarios SA	210	4,340
Natura Cosmeticos SA	604	5,815
Odontoprev SA	28,748	129,139
Petroleo Brasileiro SA Preference Shares ADR (a)	35,827	465,393
Petroleo Brasileiro SA ADR (a)	32,618	461,219
Petroleo Brasileiro SA Preference Shares (a)	43,809	282,209
Petroleo Brasileiro SA (a)	19,893	139,818
Porto Seguro SA	2,384	34,832
Qualicorp SA	746	5,001
Raia Drogasil SA	15,816	355,950
Rumo SA (a)	9,785	38,715
Sul America SA	20,568	135,837
Suzano Papel e Celulose SA	4,228	42,438
Telefonica Brasil SA ADR	7,901	121,359
Telefonica Brasil SA Preference Shares	712	10,797
Tim Participacoes SA ADR (b)	3,931	85,185
TIM Participacoes SA	1,806	7,825
Transmissora Alianca de Energia Eletrica SA	1,570	10,265
Ultrapar Participacoes SA	429	9,154
Ultrapar Participacoes SA ADR	5,354	115,754
Vale SA ADR (b)	33,563	426,921
Vale SA	20,902	265,457
WEG SA	42,347	288,081

		17,221,558

CHILE — 1.7%
AES Gener SA	141,905	40,235
Aguas Andinas SA Class A	1,236,993	805,096
Banco de Chile	1,621,857	272,663
Banco de Chile ADR	13,880	1,396,050
Banco de Credito e Inversiones SA	3,348	248,502
Banco Santander Chile ADR	2,409	80,726
Banco Santander Chile	90,118	7,597
Cencosud SA	47,390	145,099
Cia Cervecerias Unidas SA	2,796	41,160
Cia Cervecerias Unidas SA ADR	6,326	186,048
Colbun SA	543,203	130,238
Embotelladora Andina SA Class B, Preference Shares	1,220	5,990
Empresa Nacional de Telecomunicaciones SA	1,413	16,219
Empresas CMPC SA	21,618	82,355

47

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Empresas COPEC SA	16,372	$257,155
Enel Americas SA ADR	14,881	172,917
Enel Americas SA	137,946	32,221
Enel Chile SA ADR	6,517	41,709
Enel Chile SA	219,678	28,473
Enel Generacion Chile SA ADR	14,876	353,900
Enel Generacion Chile SA	33,558	27,380
Itau CorpBanca ADR (b)	1,852	27,132
Latam Airlines Group SA ADR (b)	5,548	85,384
Latam Airlines Group SA	684	10,635
SACI Falabella	113,220	1,092,366
Sociedad Quimica y Minera de Chile SA ADR (b)	555	27,278

		5,614,528

CHINA — 25.3%
3SBio, Inc. (a) (d)	76,890	173,211
58.com, Inc. ADR (a)	215	17,170
AAC Technologies Holdings, Inc.	109,500	1,975,613
Agile Group Holdings, Ltd.	28,000	57,867
Agricultural Bank of China, Ltd. Class H	4,040,000	2,295,835
Air China, Ltd. Class H	52,000	66,256
Alibaba Group Holding, Ltd. ADR (a) (b)	12,009	2,204,132
Aluminum Corp. of China, Ltd. Class H (a)	74,000	41,015
Anhui Conch Cement Co., Ltd. Class H	14,000	76,259
ANTA Sports Products, Ltd.	197,000	993,999
Autohome, Inc. ADR	5,808	499,140
AviChina Industry & Technology Co., Ltd. Class H	58,000	40,867
Baidu, Inc. ADR (a)	5,976	1,333,783
Bank of China, Ltd. Class H	6,746,071	3,627,336
Bank of Communications Co., Ltd. Class H	639,000	500,726
Beijing Capital International Airport Co., Ltd. Class H	156,000	209,503
Beijing Enterprises Holdings, Ltd.	12,500	65,301
Beijing Enterprises Water Group, Ltd.	38,000	21,207
Brilliance China Automotive Holdings, Ltd.	266,000	555,162
Byd Co., Ltd. Class H (b)	6,000	46,787
BYD Electronic International Co., Ltd.	11,000	20,631
CGN Power Co., Ltd. Class H (d)	174,100	45,032
China Cinda Asset Management Co., Ltd. Class H	370,548	134,559
China CITIC Bank Corp., Ltd. Class H	996,000	680,219
China Communications Construction Co., Ltd. Class H	226,000	232,096
China Communications Services Corp., Ltd. Class H	96,000	57,368
China Conch Venture Holdings, Ltd.	20,000	61,032

Security Description	Shares	Value
China Construction Bank Corp. Class H	5,094,394	$5,231,810
China Everbright Bank Co., Ltd. Class H	691,274	332,060
China Everbright International, Ltd.	19,000	26,630
China Everbright, Ltd.	18,000	37,705
China Evergrande Group (a)	20,625	64,911
China Galaxy Securities Co., Ltd. Class H	79,834	53,099
China Huarong Asset Management Co., Ltd. Class H (d)	562,200	236,390
China Huishan Dairy Holdings Co., Ltd. (a) (e)	1,072,393	—
China Jinmao Holdings Group, Ltd.	88,000	50,120
China Life Insurance Co., Ltd. Class H	163,000	448,607
China Longyuan Power Group Corp., Ltd. Class H	55,000	42,188
China Medical System Holdings, Ltd.	343,733	780,465
China Mengniu Dairy Co., Ltd.	200,000	685,499
China Merchants Bank Co., Ltd. Class H	101,500	415,788
China Merchants Port Holdings Co., Ltd.	37,812	83,349
China Minsheng Banking Corp., Ltd. Class H (b)	366,800	356,598
China Mobile, Ltd.	740,997	6,793,157
China National Building Material Co., Ltd. Class H	110,000	119,414
China Oilfield Services, Ltd. Class H	28,000	28,862
China Overseas Land & Investment, Ltd.	116,000	402,762
China Pacific Insurance Group Co., Ltd. Class H	41,000	183,626
China Petroleum & Chemical Corp. Class H	2,388,395	2,096,765
China Railway Construction Corp., Ltd. Class H	122,000	122,182
China Railway Group, Ltd. Class H	229,000	158,730
China Resources Beer Holdings Co., Ltd.	186,092	806,178
China Resources Gas Group, Ltd.	124,000	430,539
China Resources Land, Ltd.	70,444	256,256
China Resources Pharmaceutical Group, Ltd. (d)	93,000	130,347
China Resources Power Holdings Co., Ltd.	142,267	259,580
China Shenhua Energy Co., Ltd. Class H	96,500	239,765
China Southern Airlines Co., Ltd. Class H	34,000	35,090
China State Construction International Holdings, Ltd.	254,000	310,044

48

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	34,810	$115,097
China Telecom Corp., Ltd. Class H	1,460,000	643,655
China Unicom Hong Kong, Ltd. (a)	314,000	396,086
China Vanke Co., Ltd. Class H	113,692	518,606
Chongqing Rural Commercial Bank Co., Ltd. Class H	165,000	126,352
CIFI Holdings Group Co., Ltd.	66,000	57,605
CITIC Securities Co., Ltd. Class H	28,000	64,075
CITIC, Ltd.	232,000	324,575
CNOOC, Ltd.	573,000	843,989
COSCO SHIPPING Ports, Ltd.	353,816	297,540
Country Garden Holdings Co., Ltd.	47,266	97,323
CRRC Corp., Ltd. Class H	143,000	121,895
CSPC Pharmaceutical Group, Ltd.	958,000	2,545,048
Ctrip.com International, Ltd. ADR (a)	1,748	81,492
Dongfeng Motor Group Co., Ltd. Class H	346,000	401,623
ENN Energy Holdings, Ltd.	9,000	80,387
Far East Horizon, Ltd.	51,000	53,935
Fosun International, Ltd.	65,500	141,878
Fuyao Glass Industry Group Co., Ltd. Class H (d)	68,400	263,637
Geely Automobile Holdings, Ltd.	492,000	1,416,765
GF Securities Co., Ltd. Class H	36,200	66,512
GOME Retail Holdings, Ltd. (b)	396,000	42,888
Great Wall Motor Co., Ltd. Class H (b)	374,500	375,536
Guangdong Investment, Ltd.	968,000	1,522,001
Guangzhou Automobile Group Co., Ltd. Class H	22,000	40,534
Guangzhou R&F Properties Co., Ltd. Class H	22,000	54,886
Haitian International Holdings, Ltd.	52,000	157,690
Haitong Securities Co., Ltd. Class H	82,400	108,981
Hengan International Group Co., Ltd.	112,874	1,045,569
Huaneng Power International, Inc. Class H	286,000	192,044
Huaneng Renewables Corp., Ltd. Class H	130,000	48,533
Huatai Securities Co., Ltd. Class H (d)	33,643	64,729
Industrial & Commercial Bank of China, Ltd. Class H	4,257,448	3,650,807
JD.com, Inc. ADR (a) (b)	2,219	89,847
Jiangsu Expressway Co., Ltd. Class H	462,000	653,415
Jiangxi Copper Co., Ltd. Class H	58,000	82,770
Kingsoft Corp., Ltd.	2,000	6,345
Kunlun Energy Co., Ltd.	58,000	50,031
Lenovo Group, Ltd.	756,915	386,737

Security Description	Shares	Value
Longfor Properties Co., Ltd.	23,500	$71,863
NetEase, Inc. ADR	11,007	3,086,253
New China Life Insurance Co., Ltd. Class H	17,900	83,361
New Oriental Education & Technology Group, Inc. ADR	15,771	1,382,328
Nexteer Automotive Group, Ltd.	92,000	138,557
People’s Insurance Co. Group of China, Ltd. Class H	344,000	160,860
PetroChina Co., Ltd. Class H	2,240,000	1,538,371
PICC Property & Casualty Co., Ltd. Class H	438,180	767,121
Ping An Insurance Group Co. of China, Ltd. Class H	97,500	991,361
Semiconductor Manufacturing International Corp. (a) (b)	265,200	346,693
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	348,000	231,902
Shanghai Electric Group Co., Ltd. Class H (a) (b)	104,000	36,043
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,500	9,212
Shanghai Industrial Holdings, Ltd.	11,000	28,662
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	200,627	286,094
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	86,900	232,522
Shenzhou International Group Holdings, Ltd.	146,000	1,537,518
Sihuan Pharmaceutical Holdings Group, Ltd.	1,174,000	347,041
SINA Corp. (a)	811	84,563
Sino-Ocean Group Holding, Ltd.	113,500	82,287
Sinopec Shanghai Petrochemical Co., Ltd. Class H	54,000	32,820
Sinopharm Group Co., Ltd. Class H	66,400	332,495
SOHO China, Ltd.	22,000	11,521
Sunac China Holdings, Ltd.	9,697	37,437
Sunny Optical Technology Group Co., Ltd.	86,693	1,600,578
TAL Education Group ADR	10,285	381,471
Tencent Holdings, Ltd.	136,678	7,133,176
Tingyi Cayman Islands Holding Corp.	18,000	37,338
TravelSky Technology, Ltd. Class H	230,000	666,705
Tsingtao Brewery Co., Ltd. Class H	50,000	261,203
Vipshop Holdings, Ltd. ADR (a)	7,811	129,819
Want Want China Holdings, Ltd.	606,000	485,677
Weibo Corp. ADR	3,986	476,486
Weichai Power Co., Ltd. Class H	40,000	44,851
Yanzhou Coal Mining Co., Ltd.Class H	46,000	58,611
Yum China Holdings, Inc.	64,362	2,671,023
YY, Inc. ADR (a)	3,759	395,447

49

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Zhejiang Expressway Co., Ltd. Class H	20,000	$20,412
Zhuzhou CRRC Times Electric Co., Ltd. Class H	53,400	258,553
Zijin Mining Group Co., Ltd. Class H	320,000	143,114
ZTE Corp. Class H (a)	44,480	144,804

		81,248,193

COLOMBIA — 0.4%
Bancolombia SA ADR	1,805	75,846
Bancolombia SA	4,908	53,102
Bancolombia SA Preference Shares	3,614	37,885
Cementos Argos SA	1,555	5,395
Ecopetrol SA ADR (b)	5,475	105,832
Ecopetrol SA	9,534	8,926
Grupo Argos SA	14,939	100,660
Grupo Aval Acciones y Valores SA Preference Shares	38,422	16,026
Grupo de Inversiones Suramericana SA Preference Shares	10,551	134,480
Grupo de Inversiones Suramericana SA	5,618	74,984
Interconexion Electrica SA ESP	113,507	541,303

		1,154,439

CZECH REPUBLIC — 0.3%
CEZ A/S	6,946	172,971
Komercni banka A/S	7,769	354,185
Moneta Money Bank A/S (d)	75,738	313,730
O2 Czech Republic A/S	19,091	263,602

		1,104,488

EGYPT — 0.3%
Commercial International Bank Egypt SAE	193,077	980,831

GREECE — 0.6%
Alpha Bank AE (a)	104,883	223,153
Eurobank Ergasias SA (a)	161,302	152,255
FF Group (a)	491	9,565
Hellenic Telecommunications Organization SA	20,285	273,924
JUMBO SA	15,563	277,532
National Bank of Greece SA (a)	353,613	113,594
OPAP SA	29,693	339,252
Piraeus Bank SA (a)	41,082	129,848
Titan Cement Co. SA	11,505	285,111

		1,804,234

HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)	10,000	1,300
China Gas Holdings, Ltd.	63,200	229,905
Fullshare Holdings, Ltd. (a) (b)	505,893	280,396
GCL-Poly Energy Holdings, Ltd. (a)	417,000	51,538
Haier Electronics Group Co., Ltd.	142,000	505,702
Hanergy Thin Film Power Group, Ltd. (a) (e)	598,000	—

Security Description	Shares	Value
Kingboard Chemical Holdings, Ltd.	21,500	$98,209
Lee & Man Paper Manufacturing, Ltd.	29,000	30,632
Nine Dragons Paper Holdings, Ltd.	21,000	31,413
Shimao Property Holdings, Ltd.	34,000	96,174
Sino Biopharmaceutical, Ltd.	685,000	1,344,113
Sun Art Retail Group, Ltd.	321,332	373,808

		3,043,190

HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	41,383	451,921
OTP Bank PLC	4,729	212,756
Richter Gedeon Nyrt	25,541	533,790

		1,198,467

INDIA — 9.8%
ACC, Ltd.	193	4,461
Adani Ports & Special Economic Zone, Ltd.	55,327	300,380
Ambuja Cements, Ltd.	2,887	10,311
Ashok Leyland, Ltd.	1,669	3,722
Asian Paints, Ltd.	62,017	1,065,349
Aurobindo Pharma, Ltd.	21,701	185,612
Axis Bank, Ltd.	28,634	224,123
Bajaj Auto, Ltd.	8,224	346,087
Bajaj Finance, Ltd.	200	5,420
Bajaj Finserv, Ltd.	187	14,828
Bharat Forge, Ltd.	678	7,273
Bharat Heavy Electricals, Ltd.	12,896	16,085
Bharat Petroleum Corp., Ltd.	74,651	489,248
Bharti Airtel, Ltd.	15,349	93,828
Bharti Infratel, Ltd.	56,349	290,420
Bosch, Ltd.	601	166,027
Britannia Industries, Ltd.	3,249	247,609
Cadila Healthcare, Ltd.	25,741	149,126
Cipla, Ltd.	8,024	67,105
Coal India, Ltd.	100,400	436,102
Container Corp. Of India, Ltd.	170	3,245
Dabur India, Ltd.	200,009	1,007,072
Dr Reddy’s Laboratories, Ltd. ADR (b)	743	24,289
Dr Reddy’s Laboratories, Ltd.	579	18,470
Eicher Motors, Ltd.	1,532	666,448
GAIL India, Ltd. GDR	1,790	72,674
Glenmark Pharmaceuticals, Ltd.	11,546	93,169
Godrej Consumer Products, Ltd.	20,139	337,695
Grasim Industries, Ltd.	4,578	73,764
Havells India, Ltd.	19,418	145,244
HCL Technologies, Ltd.	117,425	1,743,865
Hero MotoCorp, Ltd.	6,364	345,688
Hindalco Industries, Ltd.	25,364	83,436
Hindustan Petroleum Corp., Ltd.	72,350	382,540
Hindustan Unilever, Ltd.	101,904	2,083,259
Housing Development Finance Corp., Ltd.	22,791	637,936
ICICI Bank, Ltd. ADR	19,934	176,416
ICICI Bank, Ltd.	2,115	9,026

50

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Idea Cellular, Ltd. (a)	28,189	$32,804
IDFC Bank, Ltd.	43,557	31,622
Indiabulls Housing Finance, Ltd.	4,407	83,600
Indian Oil Corp., Ltd.	28,654	77,586
Infosys, Ltd. ADR (b)	165,681	2,957,406
Infosys, Ltd.	100,407	1,742,375
ITC, Ltd.	351,554	1,377,180
JSW Steel, Ltd.	10,407	45,978
Larsen & Toubro, Ltd. GDR	3,914	78,671
Larsen & Toubro, Ltd.	429	8,623
LIC Housing Finance, Ltd.	6,277	51,431
Lupin, Ltd.	7,102	80,127
Mahindra & Mahindra Financial Services, Ltd.	1,058	7,515
Mahindra & Mahindra, Ltd. GDR	8,376	96,324
Mahindra & Mahindra, Ltd.	672	7,613
Marico, Ltd.	128,008	639,925
Maruti Suzuki India, Ltd.	10,169	1,381,573
Motherson Sumi Systems, Ltd.	3,802	18,126
Nestle India, Ltd.	3,558	447,523
NTPC, Ltd.	32,972	85,790
Oil & Natural Gas Corp., Ltd.	29,833	81,327
Petronet LNG, Ltd.	41,009	145,213
Piramal Enterprises, Ltd.	155	5,782
Power Finance Corp., Ltd.	12,757	16,753
Reliance Industries, Ltd. GDR (d)	19,974	541,295
Reliance Industries, Ltd.	12,968	175,507
Rural Electrification Corp., Ltd.	25,488	48,732
Shree Cement, Ltd.	612	151,977
Shriram Transport Finance Co., Ltd.	1,243	27,436
Siemens, Ltd.	93	1,530
State Bank of India GDR	3,605	139,153
Sun Pharmaceutical Industries, Ltd.	91,942	697,935
Tata Consultancy Services, Ltd.	79,950	3,492,542
Tata Motors, Ltd. ADR (a)	8,693	223,410
Tata Motors, Ltd. (a)	16,600	46,653
Tata Motors, Ltd. (a)	4,696	23,533
Tata Power Co., Ltd.	21,349	25,859
Tata Steel, Ltd.	742	6,497
Tata Steel, Ltd. GDR	4,572	39,685
Tech Mahindra, Ltd.	94,910	929,430
Titan Co., Ltd.	41,506	599,664
UltraTech Cement, Ltd.	325	19,683
United Spirits, Ltd. (a)	35	1,680
UPL, Ltd.	32,617	365,194
Vakrangee, Ltd.	80,596	273,527
Vedanta, Ltd.	16,384	69,797
Wipro, Ltd. ADR (b)	164,490	848,768
Wipro, Ltd.	129,924	560,061
Yes Bank, Ltd.	18,612	86,994
Zee Entertainment Enterprises, Ltd.	47,014	414,840

		31,339,601

INDONESIA — 4.1%
Adaro Energy Tbk PT	279,600	43,258
AKR Corporindo Tbk PT	19,500	8,038

Security Description	Shares	Value
Astra International Tbk PT	259,900	$137,808
Bank Central Asia Tbk PT	1,946,925	3,294,959
Bank Danamon Indonesia Tbk PT	135,500	67,664
Bank Mandiri Persero Tbk PT	614,900	342,790
Bank Negara Indonesia Persero Tbk PT	175,300	110,458
Bank Rakyat Indonesia Persero Tbk PT	6,661,500	1,741,885
Bank Tabungan Negara Persero Tbk PT	160,800	44,383
Bumi Serpong Damai Tbk PT	118,000	15,256
Charoen Pokphand Indonesia Tbk PT	86,500	21,676
Gudang Garam Tbk PT	85,900	452,196
Hanjaya Mandala Sampoerna Tbk PT	3,404,800	984,282
Indocement Tunggal Prakarsa Tbk PT	23,000	26,730
Indofood CBP Sukses Makmur Tbk PT	477,900	287,243
Indofood Sukses Makmur Tbk PT	480,200	251,131
Jasa Marga Persero Tbk PT	140,600	46,773
Kalbe Farma Tbk PT	5,549,100	604,587
Matahari Department Store Tbk PT	331,400	263,579
Pakuwon Jati Tbk PT	1,776,778	81,305
Perusahaan Gas Negara Persero Tbk	299,200	49,984
Semen Indonesia Persero Tbk PT	257,500	193,581
Surya Citra Media Tbk PT	816,900	160,799
Telekomunikasi Indonesia Persero Tbk PT	8,018,275	2,096,662
Tower Bersama Infrastructure Tbk PT	17,391	7,042
Unilever Indonesia Tbk PT	419,400	1,508,682
United Tractors Tbk PT	152,000	353,296
Waskita Karya Persero Tbk PT	23,000	4,126
XL Axiata Tbk PT (a)	56,200	10,287

		13,210,460

MALAYSIA — 3.7%
AirAsia Bhd	13,200	13,514
Alliance Bank Malaysia Bhd	43,700	48,242
AMMB Holdings Bhd	55,000	55,171
Astro Malaysia Holdings Bhd	6,700	3,534
Axiata Group Bhd	33,366	47,099
British American Tobacco Malaysia Bhd	19,200	130,548
CIMB Group Holdings Bhd	113,339	209,800
Dialog Group Bhd	9,700	7,423
DiGi.Com Bhd	97,200	116,348
Felda Global Ventures Holdings Bhd	17,200	7,382
Gamuda Bhd	11,400	15,178
Genting Bhd	44,600	100,315
Genting Malaysia Bhd	37,800	47,397
Genting Plantations Bhd	800	2,110
HAP Seng Consolidated Bhd	63,800	160,325
Hartalega Holdings Bhd	112,600	170,880

51

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Hong Leong Bank Bhd	269,120	$1,301,071
Hong Leong Financial Group Bhd	2,900	14,380
IHH Healthcare Bhd	791,300	1,227,456
IJM Corp. Bhd	38,400	26,705
IOI Corp. Bhd	17,700	21,873
IOI Properties Group Bhd	18,308	7,620
Kuala Lumpur Kepong Bhd	2,600	17,194
Malayan Banking Bhd	614,399	1,671,013
Malaysia Airports Holdings Bhd	3,100	7,093
Maxis Bhd	391,200	574,461
MISC Bhd	24,400	44,473
Nestle Malaysia Bhd	6,400	249,845
Petronas Chemicals Group Bhd	359,700	757,899
Petronas Dagangan Bhd	51,100	326,311
Petronas Gas Bhd	178,000	820,052
PPB Group Bhd	3,300	16,329
Public Bank Bhd	370,511	2,298,931
RHB Capital Bhd	16,738	22,372
Sapura Energy Bhd	186,900	24,401
Sime Darby Bhd	20,727	14,039
Sime Darby Plantation Bhd (a)	20,727	29,472
Sime Darby Property Bhd (a)	20,727	7,609
SP Setia Bhd Group	39,400	30,457
Telekom Malaysia Bhd	178,985	241,084
Tenaga Nasional Bhd	174,600	729,456
UMW Holdings Bhd (a)	11,000	17,120
Westports Holdings Bhd	169,438	154,632
YTL Corp. Bhd	77,538	26,862
YTL Power International Bhd	18,156	4,741

		11,820,217

MEXICO — 2.0%
Alfa SAB de CV Class A	103,841	132,493
America Movil SAB de CV Series L	501,709	474,127
Arca Continental SAB de CV	61,012	420,183
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (b)	38,448	55,081
Cemex SAB de CV Series CPO (a)	290,945	191,748
Coca-Cola Femsa SAB de CV Series L	19,310	127,189
El Puerto de Liverpool SAB de CV Series C1 (b)	2,386	17,712
Fibra Uno Administracion SA de CV REIT	77,209	115,728
Fomento Economico Mexicano SAB de CV	23,902	217,133
Gentera SAB de CV (b)	120,196	87,315
Gruma SAB de CV Class B	35,031	400,275
Grupo Aeroportuario del Pacifico SAB de CV Class B	55,830	549,415
Grupo Aeroportuario del Sureste SAB de CV Class B	18,579	311,884
Grupo Bimbo SAB de CV Series A	36,852	80,312

Security Description	Shares	Value
Grupo Carso SAB de CV Series A1	9,053	$31,756
Grupo Financiero Banorte SAB de CV Series O	41,778	254,351
Grupo Financiero Inbursa SAB de CV Series O (b)	45,185	74,485
Grupo Lala SAB de CV (b)	49,877	67,574
Grupo Mexico SAB de CV Series B	58,055	192,578
Grupo Televisa SAB Series CPO (b)	40,939	129,701
Industrias Penoles SAB de CV	1,018	20,482
Infraestructura Energetica Nova SAB de CV	47,313	230,480
Kimberly-Clark de Mexico SAB de CV Class A	10,285	19,180
Mexichem SAB de CV	19,406	59,153
Promotora y Operadora de Infraestructura SAB de CV	2,519	24,942
Wal-Mart de Mexico SAB de CV	801,824	2,032,069

		6,317,346

PAKISTAN — 0.1%
Habib Bank, Ltd.	52,534	94,743
Lucky Cement, Ltd.	26,106	155,731
MCB Bank, Ltd.	72,397	139,336
Oil & Gas Development Co., Ltd.	5,662	8,550
United Bank, Ltd.	6,406	11,425

		409,785

PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	1,747	26,607
Credicorp, Ltd.	6,810	1,546,143
Southern Copper Corp. (b)	824	44,644

		1,617,394

PHILIPPINES — 1.5%
Aboitiz Equity Ventures, Inc.	425,100	549,935
Aboitiz Power Corp.	583,200	432,559
Alliance Global Group, Inc. (a)	104,400	26,411
Ayala Corp.	2,020	36,701
Ayala Land, Inc.	39,700	31,272
Bank of the Philippine Islands	314,140	704,411
BDO Unibank, Inc.	298,732	795,817
DMCI Holdings, Inc.	334,430	77,939
Globe Telecom, Inc.	130	4,041
GT Capital Holdings, Inc.	1,125	25,205
International Container Terminal Services, Inc.	6,090	11,672
JG Summit Holdings, Inc.	23,930	28,756
Jollibee Foods Corp.	137,780	789,540
Manila Electric Co.	23,830	145,234
Megaworld Corp.	200,000	17,977
Metro Pacific Investments Corp.	160,600	16,128
Metropolitan Bank & Trust Co.	140,408	230,885
PLDT, Inc.	2,051	57,783
Robinsons Land Corp.	95,663	36,558
Security Bank Corp.	36,050	165,819
SM Investments Corp.	2,255	39,631

52

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SM Prime Holdings, Inc.	75,000	$48,440
Universal Robina Corp.	143,470	417,947

		4,690,661

POLAND — 1.0%
Alior Bank SA (a)	2,047	43,954
Bank Handlowy w Warszawie SA	779	17,193
Bank Millennium SA (a)	21,021	50,385
Bank Pekao SA	13,689	492,761
Bank Zachodni WBK SA	1,836	194,143
CCC SA	206	14,025
CD Projekt SA	1,835	58,608
Cyfrowy Polsat SA	20,249	147,435
Dino Polska SA (a) (d)	4,054	102,791
Grupa Azoty SA	970	15,859
Grupa Lotos SA	5,532	85,274
KGHM Polska Miedz SA	2,205	55,889
LPP SA	11	27,939
mBank SA (a)	411	50,252
Orange Polska SA (a)	22,924	38,817
PGE Polska Grupa Energetyczna SA (a)	94,277	272,760
PLAY Communications SA (a)	13,384	129,413
Polski Koncern Naftowy ORLEN SA	18,058	443,476
Polskie Gornictwo Naftowe i Gazownictwo SA	39,661	65,421
Powszechna Kasa Oszczednosci Bank Polski SA (a)	20,345	240,199
Powszechny Zaklad Ubezpieczen SA	59,308	722,888
Tauron Polska Energia SA (a)	110,907	78,680

		3,348,162

QATAR — 0.8%
Barwa Real Estate Co.	2,062	18,967
Commercial Bank PQSC	27,091	223,155
Doha Bank QPSC	23,776	176,264
Ezdan Holding Group QSC	27,624	79,641
Industries Qatar QSC	2,021	58,322
Masraf Al Rayan QSC	15,208	147,570
Ooredoo QSC	3,471	78,645
Qatar Electricity & Water Co. QSC	12,765	658,929
Qatar Gas Transport Co., Ltd.	10,407	43,662
Qatar Insurance Co. SAQ	3,482	35,853
Qatar Islamic Bank SAQ	17,069	456,954
Qatar National Bank QPSC	18,021	643,254

		2,621,216

ROMANIA — 0.1%
NEPI Rockcastle PLC	24,874	241,419

RUSSIA — 3.7%
Alrosa PJSC	241,348	381,456
Gazprom PJSC ADR	457,553	2,226,453
Inter RAO UES PJSC	1,676,638	111,562
LUKOIL PJSC ADR	21,698	1,494,992
Magnit PJSC GDR	35,662	657,429

Security Description	Shares	Value
Magnitogorsk Iron & Steel Works PJSC	50,355	$38,708
MMC Norilsk Nickel PJSC ADR	10,214	189,316
Mobile TeleSystems PJSC ADR	50,599	576,323
Moscow Exchange MICEX-RTS PJSC	18,240	37,153
Novatek PJSC GDR	8,373	1,147,101
Novolipetsk Steel PJSC	27,637	69,679
PhosAgro PJSC GDR	772	11,225
Polyus PJSC	357	27,796
Rosneft Oil Co. PJSC	20,476	112,867
Rosneft Oil Co. PJSC GDR	58,839	322,555
RusHydro PJSC ADR	44,660	56,182
Sberbank of Russia PJSC ADR	87,280	1,626,026
Sberbank of Russia PJSC ADR (b)	6,842	127,603
Severstal PJSC GDR	4,031	60,828
Surgutneftegas OJSC ADR (c)	62,636	314,433
Surgutneftegas OJSC ADR (c)	63,843	312,192
Tatneft PJSC ADR	24,499	1,546,377
Tatneft PJSC ADR (b)	1,551	99,621
Transneft PJSC Preference Shares	36	110,442
VTB Bank PJSC GDR	81,263	159,113
VTB Bank PJSC	62,258,692	55,472

		11,872,904

SOUTH AFRICA — 5.0%
Anglo American Platinum, Ltd.	429	11,731
AngloGold Ashanti, Ltd.	13,983	132,788
Aspen Pharmacare Holdings, Ltd.	3,399	74,430
Barclays Africa Group, Ltd.	25,549	409,043
Bid Corp., Ltd.	30,520	663,912
Bidvest Group, Ltd.	14,481	273,885
Brait SE (a)	60,753	185,098
Capitec Bank Holdings, Ltd.	4,152	304,947
Coronation Fund Managers, Ltd.	23,951	163,207
Discovery, Ltd.	4,556	65,559
Exxaro Resources, Ltd.	5,372	49,414
FirstRand, Ltd. (b)	363,615	2,053,030
Fortress REIT, Ltd. Class A,	193,322	260,890
Fortress REIT, Ltd. Class B, (b)	4,842	4,863
Foschini Group, Ltd.	19,100	360,682
Gold Fields, Ltd.	34,173	138,379
Growthpoint Properties, Ltd. REIT (b)	38,299	91,830
Hyprop Investments, Ltd.	3,356	30,652
Imperial Holdings, Ltd.	6,112	120,319
Investec, Ltd.	9,387	73,108
Kumba Iron Ore, Ltd. (b)	7,562	180,646
Liberty Holdings, Ltd. (b)	3,966	42,024
Life Healthcare Group Holdings, Ltd.	14,551	33,907
MMI Holdings, Ltd.	27,627	51,249
Mondi, Ltd.	11,241	305,702
Mr. Price Group, Ltd.	29,251	703,579
MTN Group, Ltd.	33,543	336,937
Naspers, Ltd. Class N	1,217	297,025
Nedbank Group, Ltd. (b)	6,737	162,353
Netcare, Ltd.	132,368	312,801
Pick n Pay Stores, Ltd.	42,856	247,904

53

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Pioneer Foods Group, Ltd. (b)	1,775	$18,606
PSG Group, Ltd.	789	14,987
Rand Merchant Investment Holdings, Ltd.	54,687	184,617
Redefine Properties, Ltd. REIT	103,060	100,809
Remgro, Ltd.	10,609	198,772
Resilient REIT, Ltd.	5,137	21,677
RMB Holdings, Ltd.	80,858	526,485
Sanlam, Ltd. (b)	143,619	1,033,923
Sappi, Ltd.	20,475	131,676
Sasol, Ltd.	14,161	481,919
Shoprite Holdings, Ltd.	45,811	976,554
Sibanye Gold, Ltd.	17,645	17,528
SPAR Group, Ltd.	27,261	466,040
Standard Bank Group, Ltd. (b)	32,711	603,713
Steinhoff International Holdings NV	74,041	20,621
Telkom SA SOC, Ltd.	6,631	29,627
Tiger Brands, Ltd.	18,770	589,298
Truworths International, Ltd.	56,049	508,657
Vodacom Group, Ltd.	119,159	1,539,375
Woolworths Holdings, Ltd.	100,277	507,785

		16,114,563

SOUTH KOREA — 11.7%
Amorepacific Corp.	2,404	692,399
Amorepacific Corp. Preference Shares	724	108,678
AMOREPACIFIC Group	370	47,556
BGF retail Co., Ltd.	489	69,962
BNK Financial Group, Inc.	19,510	194,935
Celltrion, Inc. (a)	774	230,189
Cheil Worldwide, Inc.	5,284	90,223
CJ CheilJedang Corp.	510	153,110
CJ Corp.	729	107,719
CJ E&M Corp.	95	8,226
CJ Logistics Corp. (a)	1,368	176,471
Coway Co., Ltd.	7,205	593,488
Daelim Industrial Co., Ltd.	768	53,030
Daewoo Engineering & Construction Co., Ltd. (a)	1,280	6,256
DB Insurance Co., Ltd.	14,730	912,074
DGB Financial Group, Inc.	11,281	123,298
Dongsuh Cos., Inc.	104	2,542
Doosan Bobcat, Inc.	668	19,772
Doosan Heavy Industries & Construction Co., Ltd. (a)	3,825	57,057
E-MART, Inc.	1,230	312,145
GS Engineering & Construction Corp.	3,026	84,600
GS Holdings Corp.	1,957	113,098
GS Retail Co., Ltd.	2,257	65,006
Hana Financial Group, Inc.	12,465	533,262
Hankook Tire Co., Ltd.	2,277	112,365
Hanmi Pharm Co., Ltd.	7	3,395
Hanmi Science Co., Ltd.	10	886
Hanon Systems	15,638	169,452
Hanssem Co., Ltd.	1,754	246,834
Hanwha Chemical Corp.	3,007	83,363

Security Description	Shares	Value
Hanwha Corp.	4,815	$177,756
Hanwha Life Insurance Co., Ltd.	25,070	147,706
Hanwha Techwin Co., Ltd. (a)	1,388	37,633
Hotel Shilla Co., Ltd.	70	6,042
Hyosung Corp.	830	93,053
Hyundai Department Store Co., Ltd.	734	62,320
Hyundai Development Co-Engineering & Construction	1,682	59,807
Hyundai Engineering & Construction Co., Ltd.	4,302	171,935
Hyundai Glovis Co., Ltd.	533	91,009
Hyundai Heavy Industries Co., Ltd. (a)	1,574	203,044
Hyundai Marine & Fire Insurance Co., Ltd.	9,105	335,277
Hyundai Mobis Co., Ltd.	2,533	603,604
Hyundai Motor Co.	7,592	1,022,096
Hyundai Motor Co. Preference Shares	2,860	250,072
Hyundai Motor Co. Preference Shares	1,419	114,889
Hyundai Motor Co. GDR	1,246	49,965
Hyundai Robotics Co., Ltd. (a)	194	77,534
Hyundai Steel Co.	4,602	222,782
Hyundai Wia Corp.	1,357	70,021
Industrial Bank of Korea	12,906	188,886
ING Life Insurance Korea, Ltd.	993	41,596
Kakao Corp.	1,703	206,904
Kangwon Land, Inc.	29,306	749,215
KB Financial Group, Inc.	3,107	179,558
KB Financial Group, Inc. ADR (a)	11,956	692,731
KCC Corp.	208	64,689
KEPCO Plant Service & Engineering Co., Ltd.	1,080	46,001
Kia Motors Corp.	23,845	712,509
Korea Aerospace Industries, Ltd. (a)	730	34,209
Korea Electric Power Corp. ADR (a) (b)	41,586	640,009
Korea Electric Power Corp.	6,980	215,444
Korea Gas Corp. (a)	2,763	125,850
Korea Investment Holdings Co., Ltd.	912	70,674
Korea Zinc Co., Ltd.	139	62,856
Korean Air Lines Co., Ltd.	2,175	66,725
KT Corp. ADR (a)	17,817	244,093
KT Corp.	123	3,156
KT&G Corp.	20,621	1,934,609
Kumho Petrochemical Co., Ltd.	747	67,839
LG Chem, Ltd.	636	230,318
LG Chem, Ltd. Preference Shares	208	42,053
LG Corp.	2,224	181,317
LG Display Co., Ltd. ADR (a) (b)	23,890	289,069
LG Display Co., Ltd.	3,045	73,847
LG Electronics, Inc.	3,639	372,128
LG Household & Health Care, Ltd.	849	949,440

54

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
LG Household & Health Care, Ltd. Preference Shares	198	$130,402
LG Innotek Co., Ltd.	244	28,271
Lotte Chemical Corp.	375	152,336
Lotte Corp. (a)	1,605	95,466
Lotte Shopping Co., Ltd.	547	120,084
Medy-Tox, Inc.	423	296,326
Mirae Asset Daewoo Co., Ltd.	9,263	80,038
NAVER Corp.	3,542	2,611,889
NCSoft Corp.	1,251	481,199
Netmarble Games Corp. (d)	217	29,927
NH Investment & Securities Co., Ltd.	2,852	37,326
OCI Co., Ltd.	368	54,549
Orion Corp./Republic of Korea	173	20,775
Ottogi Corp.	4	2,668
Pan Ocean Co., Ltd. (a)	4,977	24,654
POSCO ADR (a)	9,100	717,535
POSCO	550	173,891
Posco Daewoo Corp.	3,207	69,050
S-1 Corp.	6,634	597,489
Samsung Biologics Co., Ltd. (a) (d)	1,072	488,781
Samsung C&T Corp.	1,238	159,120
Samsung Card Co., Ltd.	367	12,343
Samsung Electro-Mechanics Co., Ltd.	2,138	214,622
Samsung Electronics Co., Ltd. GDR (c)	3,218	3,687,828
Samsung Electronics Co., Ltd. Preference Shares	131	248,874
Samsung Electronics Co., Ltd.	740	1,702,299
Samsung Electronics Co., Ltd. GDR (c)	768	728,064
Samsung Fire & Marine Insurance Co., Ltd.	3,210	807,093
Samsung Heavy Industries Co., Ltd. (a)	8,872	65,589
Samsung Life Insurance Co., Ltd.	8,186	887,028
Samsung SDI Co., Ltd.	2,129	381,498
Samsung SDS Co., Ltd.	410	97,124
Samsung Securities Co., Ltd.	1,502	55,379
Shinhan Financial Group Co., Ltd.	4,093	173,374
Shinhan Financial Group Co., Ltd. ADR (a) (b)	13,985	592,964
Shinsegae, Inc.	193	63,102
SK Holdings Co., Ltd.	1,781	498,760
SK Hynix, Inc.	20,260	1,526,295
SK Innovation Co., Ltd.	1,951	384,379
SK Networks Co., Ltd.	12,549	68,167
SK Telecom Co., Ltd. ADR	30,218	730,369
SK Telecom Co., Ltd.	656	141,552
S-Oil Corp.	798	89,465
Woori Bank	14,854	200,673
Yuhan Corp.	214	44,370

		37,426,648

TAIWAN — 14.5%
Acer, Inc. (a)	155,258	128,862

Security Description	Shares	Value
Advanced Semiconductor Engineering, Inc.	250,248	$361,764
Advantech Co., Ltd.	126,951	909,996
Asia Cement Corp.	43,200	41,634
Asia Pacific Telecom Co., Ltd. (a)	9,000	2,815
Asustek Computer, Inc.	63,000	586,634
AU Optronics Corp.	772,000	357,444
Catcher Technology Co., Ltd.	60,000	743,904
Cathay Financial Holding Co., Ltd.	192,100	341,283
Chailease Holding Co., Ltd.	10,160	34,846
Chang Hwa Commercial Bank, Ltd.	142,585	82,401
Cheng Shin Rubber Industry Co., Ltd.	38,000	61,711
Chicony Electronics Co., Ltd.	238,644	606,493
China Airlines, Ltd. (a)	127,000	46,389
China Development Financial Holding Corp.	452,000	159,673
China Life Insurance Co., Ltd.	52,711	54,687
China Steel Corp.	263,440	209,617
Chunghwa Telecom Co., Ltd.	739,540	2,828,093
Compal Electronics, Inc.	394,000	268,234
CTBC Financial Holding Co., Ltd.	511,900	366,935
Delta Electronics, Inc.	239,623	1,068,388
E.Sun Financial Holding Co., Ltd.	204,750	137,638
Eclat Textile Co., Ltd.	16,379	190,996
Eva Airways Corp.	211,279	108,331
Evergreen Marine Corp. Taiwan, Ltd. (a)	38,985	20,123
Far Eastern New Century Corp.	150,560	135,549
Far EasTone Telecommunications Co., Ltd.	604,449	1,596,274
Feng TAY Enterprise Co., Ltd.	36,468	165,724
First Financial Holding Co., Ltd.	1,641,458	1,140,019
Formosa Chemicals & Fibre Corp.	41,000	153,274
Formosa Petrochemical Corp.	169,000	686,851
Formosa Plastics Corp.	137,000	483,966
Formosa Taffeta Co., Ltd.	15,000	16,514
Foxconn Technology Co., Ltd.	127,892	342,572
Fubon Financial Holding Co., Ltd.	180,000	309,291
General Interface Solution Holding, Ltd.	11,000	66,588
Giant Manufacturing Co., Ltd.	4,000	20,990
Globalwafers Co., Ltd.	3,000	47,690
Highwealth Construction Corp.	15,500	23,869
Hiwin Technologies Corp.	1,020	14,518
Hon Hai Precision Industry Co., Ltd.	1,973,163	6,090,636
Hotai Motor Co., Ltd.	3,000	29,890
HTC Corp. (a)	8,000	18,191
Hua Nan Financial Holdings Co., Ltd.	1,447,009	868,493
Innolux Corp.	749,751	327,857
Inventec Corp.	142,000	112,501
Largan Precision Co., Ltd.	11,000	1,250,643
Lite-On Technology Corp.	446,952	623,896
MediaTek, Inc.	28,877	327,821
Mega Financial Holding Co., Ltd.	362,657	311,574

55

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Micro-Star International Co., Ltd.	56,000	$187,646
Nan Ya Plastics Corp.	75,000	210,413
Nanya Technology Corp.	173,000	547,652
Nien Made Enterprise Co., Ltd.	16,000	153,102
Novatek Microelectronics Corp.	64,000	289,742
Pegatron Corp.	133,000	331,166
Phison Electronics Corp.	26,000	270,638
Pou Chen Corp.	49,000	65,038
Powertech Technology, Inc.	80,000	249,408
President Chain Store Corp.	148,000	1,487,259
Quanta Computer, Inc.	171,000	344,850
Realtek Semiconductor Corp.	3,000	12,913
Ruentex Development Co., Ltd. (a)	11,443	13,461
Ruentex Industries, Ltd. (a)	43,000	83,030
Shin Kong Financial Holding Co., Ltd.	231,936	87,900
Siliconware Precision Industries Co., Ltd.	748,300	1,306,323
SinoPac Financial Holdings Co., Ltd.	460,620	162,719
Standard Foods Corp.	84,168	197,163
Synnex Technology International Corp.	408,900	610,047
Taishin Financial Holding Co., Ltd.	258,027	126,549
Taiwan Business Bank	522,575	155,928
Taiwan Cement Corp.	66,000	82,735
Taiwan Cooperative Financial Holding Co., Ltd.	2,648,165	1,557,637
Taiwan High Speed Rail Corp.	18,000	13,767
Taiwan Mobile Co., Ltd.	529,542	1,979,630
Taiwan Semiconductor Manufacturing Co., Ltd.	1,123,495	9,401,954
Teco Electric and Machinery Co., Ltd.	32,000	26,395
Uni-President Enterprises Corp.	77,164	180,756
United Microelectronics Corp.	829,000	435,014
Vanguard International Semiconductor Corp.	74,000	161,162
Win Semiconductors Corp.	3,000	32,205
Winbond Electronics Corp.	158,000	105,940
Wistron Corp.	182,671	156,314
WPG Holdings, Ltd.	230,000	297,390
Yageo Corp.	3,000	53,503
Yuanta Financial Holding Co., Ltd.	318,466	145,815
Zhen Ding Technology Holding, Ltd.	15,000	35,909

		46,443,155

THAILAND — 3.7%
Advanced Info Service PCL (f)	140,300	924,266
Airports of Thailand PCL (f)	55,300	116,719
Airports of Thailand PCL NVDR	352,870	744,785
Bangkok Bank PCL (f)	3,700	25,321
Bangkok Bank PCL NVDR	3,500	22,162
Bangkok Dusit Medical Services PCL (f)	982,592	738,437

Security Description	Shares	Value
Bangkok Expressway & Metro PCL (f)	1,835,333	$422,590
Banpu PCL (f)	35,770	22,649
Berli Jucker PCL NVDR	17,400	31,439
BTS Group Holdings PCL (f)	2,280,898	605,419
Bumrungrad Hospital PCL (f)	121,500	804,301
Central Pattana PCL NVDR	43,100	108,198
Central Pattana PCL (f)	97,900	245,767
Charoen Pokphand Foods PCL (f)	80,086	64,668
CP ALL PCL (f)	422,800	1,176,322
Delta Electronics Thailand PCL (f)	179,444	380,178
Delta Electronics Thailand PCL NVDR	300	636
Electricity Generating PCL (f)	54,400	398,388
Energy Absolute PCL (f)	900	1,259
Energy Absolute PCL NVDR	2,700	3,778
Glow Energy PCL (f)	97,300	264,487
Glow Energy PCL NVDR	119,000	323,473
Home Product Center PCL (f)	977,759	434,629
Indorama Ventures PCL (f)	1,400	2,541
Indorama Ventures PCL NVDR	36,200	65,697
IRPC PCL (f)	274,100	63,551
Kasikornbank PCL (f)	19,700	134,189
Kasikornbank PCL NVDR	64,600	437,966
KCE Electronics PCL NVDR	137,300	294,183
Krung Thai Bank PCL (f)	136,800	83,121
Minor International PCL (f)	17,800	21,631
Minor International PCL NVDR	83,419	101,373
PTT Exploration & Production PCL (f)	43,328	158,652
PTT Global Chemical PCL (f)	58,803	178,177
PTT PCL (f)	33,356	584,557
Robinson PCL NVDR	76,700	153,302
Robinson PCL (f)	19,200	38,375
Siam Cement PCL (f)	61,150	966,041
Siam Cement PCL NVDR	13,100	206,952
Siam Commercial Bank PCL (f)	55,000	248,881
Thai Oil PCL (f)	21,288	61,781
Thai Union Group PCL NVDR	203,600	121,756
Thai Union Group PCL Class F (f)	21,900	13,097
TMB Bank PCL (f)	44,000	3,546
TMB Bank PCL NVDR	271,600	21,888
True Corp. PCL (f)	175,600	39,028

		11,860,156

TURKEY — 0.8%
Akbank Turk A/S	84,929	204,958
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,176	35,383
Arcelik A/S	4,944	22,315
Aselsan Elektronik Sanayi Ve Ticaret A/S	17,237	133,583
BIM Birlesik Magazalar A/S	27,100	488,106
Coca-Cola Icecek A/S	812	7,387
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a)	182,809	116,753
Eregli Demir ve Celik Fabrikalari TAS	27,863	73,150

56

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Ford Otomotiv Sanayi A/S	6,722	$104,103
Haci Omer Sabanci Holding A/S	23,481	62,120
KOC Holding A/S	17,767	73,016
Petkim Petrokimya Holding A/S	7,539	15,415
TAV Havalimanlari Holding A/S	3,162	18,885
Tofas Turk Otomobil Fabrikasi A/S	10,989	73,512
Tupras Turkiye Petrol Rafinerileri A/S	13,178	365,594
Turk Hava Yollari AO (a)	33,737	165,304
Turk Telekomunikasyon A/S (a)	8,322	14,096
Turkcell Iletisim Hizmetleri A/S	26,511	100,786
Turkiye Garanti Bankasi A/S	83,331	229,290
Turkiye Halk Bankasi A/S	52,591	120,147
Turkiye Is Bankasi A/S Class C	81,818	147,262
Turkiye Sise ve Cam Fabrikalari A/S	36,335	47,421
Turkiye Vakiflar Bankasi TAO	34,937	57,326
Ulker Biskuvi Sanayi A/S	1,166	6,464
Yapi ve Kredi Bankasi A/S (a)	35,235	39,581

		2,721,957

UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	61,684	110,840
Aldar Properties PJSC	86,266	50,026
DAMAC Properties Dubai Co. PJSC	252,666	205,682
DP World, Ltd.	24,486	550,935
Dubai Investments PJSC	55,960	31,842
Dubai Islamic Bank PJSC	128,861	186,293
DXB Entertainments PJSC (a)	65,426	8,657
Emaar Malls PJSC	6,474	3,790
Emaar Properties PJSC	59,031	93,215
Emirates Telecommunications Group Co. PJSC	284,453	1,366,892
First Abu Dhabi Bank PJSC	322,043	1,025,838

		3,634,010

TOTAL COMMON STOCKS (Cost $278,424,508)		319,059,582

RIGHTS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
Samsung Heavy Industries Co., Ltd. (expires 4/13/18) (a) (Cost $0)	4,217	8,209

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h) (i)	419,516	419,516

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	5,879,993	$5,879,993

TOTAL SHORT-TERM INVESTMENTS (Cost $6,299,509)		6,299,509

TOTAL INVESTMENTS — 101.4% (Cost $284,724,017)		325,367,300

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(4,366,673)

NET ASSETS — 100.0%		$321,000,627

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $9,222,568 representing 2.9% of net assets.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	=American Depositary Receipt
GDR	=Global Depositary Receipt
NVDR	=Non Voting Depositary Receipt
REIT	=Real Estate Investment Trust

57

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$17,221,558	$—	$—		$17,221,558
Chile	5,614,528	—	—		5,614,528
China	81,248,193	—	0	(a)	81,248,193
Colombia	1,154,439	—	—		1,154,439
Czech Republic	1,104,488	—	—		1,104,488
Egypt	980,831	—	—		980,831
Greece	1,804,234	—	—		1,804,234
Hong Kong	3,043,190	—	0	(a)	3,043,190
Hungary	1,198,467	—	—		1,198,467
India	31,339,601	—	—		31,339,601
Indonesia	13,210,460	—	—		13,210,460
Malaysia	11,820,217	—	—		11,820,217
Mexico	6,317,346	—	—		6,317,346
Pakistan	409,785	—	—		409,785
Peru	1,617,394	—	—		1,617,394
Philippines	4,690,661	—	—		4,690,661
Poland	3,348,162	—	—		3,348,162
Qatar	2,621,216	—	—		2,621,216
Romania	241,419	—	—		241,419
Russia	11,872,904	—	—		11,872,904
South Africa	16,114,563	—	—		16,114,563
South Korea	37,426,648	—	—		37,426,648
Taiwan	46,443,155	—	—		46,443,155
Thailand	2,637,588	9,222,568	—		11,860,156
Turkey	2,721,957	—	—		2,721,957
United Arab Emirates	3,634,010	—	—		3,634,010
Rights
South Korea	8,209	—	—		8,209
Short-Term Investments	6,299,509	—	—		6,299,509

TOTAL INVESTMENTS	$316,144,732	$9,222,568	$0		$325,367,300

(a)	Fund held Level 3 securities that were valued at $ 0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	647,704	$647,704	$12,177,070	$12,405,258	$—	$—	419,516	$419,516	$2,997	$—
State Street Navigator Securities Lending Government Money Market Portfolio	3,055,835	3,055,835	14,107,878	11,283,720	—	—	5,879,993	5,879,993	12,523	—

Total		$3,703,539	$26,284,948	$23,688,978	$—	$—		$6,299,509	$15,520	$—

58

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.1%
MercadoLibre, Inc.	50	$17,820

AUSTRALIA — 1.3%
AGL Energy, Ltd.	346	5,754
Amcor, Ltd.	1,196	12,999
AMP, Ltd.	901	3,449
Aurizon Holdings, Ltd.	933	3,027
Australia & New Zealand Banking Group, Ltd.	1,104	22,746
Bendigo & Adelaide Bank, Ltd. (a)	246	1,857
BHP Billiton PLC	275	5,415
BHP Billiton, Ltd.	539	11,663
Brambles, Ltd.	1,679	12,853
Caltex Australia, Ltd.	88	2,119
Cochlear, Ltd.	76	10,588
Commonwealth Bank of Australia	468	25,958
CSL, Ltd.	711	84,784
Flight Centre Travel Group, Ltd. (a)	4	175
Fortescue Metals Group, Ltd. (a)	1,049	3,484
Incitec Pivot, Ltd.	499	1,343
Insurance Australia Group, Ltd.	805	4,619
LendLease Group	338	4,488
Macquarie Group, Ltd.	80	6,314
Medibank Pvt, Ltd.	793	1,764
National Australia Bank, Ltd.	1,013	22,137
Newcrest Mining, Ltd.	434	6,511
Oil Search, Ltd.	398	2,183
Orica, Ltd.	232	3,160
QBE Insurance Group, Ltd.	438	3,235
REA Group, Ltd.	108	6,562
Santos, Ltd. (b)	4	16
Scentre Group REIT	1,870	5,494
SEEK, Ltd.	291	4,152
Sonic Healthcare, Ltd.	406	7,125
South32, Ltd.	761	1,880
Suncorp Group, Ltd.	334	3,418
Telstra Corp., Ltd.	10,568	25,453
Transurban Group Stapled Security	127	1,112
Wesfarmers, Ltd.	247	7,874
Westfield Corp. REIT	2,273	14,855
Westpac Banking Corp.	1,138	24,982
Woodside Petroleum, Ltd.	301	6,751
Woolworths, Ltd.	1,151	23,211

		395,510

AUSTRIA — 0.1%
Erste Group Bank AG	132	6,623
OMV AG	120	6,978
Raiffeisen Bank International AG (b)	4	155
Voestalpine AG	92	4,817

		18,573

BELGIUM — 0.3%
Ageas	104	5,367
Anheuser-Busch InBev SA	116	12,737
Colruyt SA	84	4,641

Security Description	Shares	Value
Groupe Bruxelles Lambert SA	40	$4,565
KBC Group NV	76	6,610
Proximus SADP	801	24,854
Solvay SA	32	4,441
UCB SA	192	15,627
Umicore SA	168	8,870

		87,712

BERMUDA — 0.1%
RenaissanceRe Holdings, Ltd.	240	33,242

CANADA — 3.0%
Agnico Eagle Mines, Ltd.	738	31,026
Alimentation Couche-Tard, Inc. Class B	382	17,087
Bank of Montreal	539	40,687
Bank of Nova Scotia	374	23,022
Barrick Gold Corp.	2,357	29,343
BCE, Inc.	627	26,962
Bombardier, Inc. Class B (b)	773	2,248
Brookfield Asset Management, Inc. Class A	196	7,635
Canadian Imperial Bank of Commerce	322	28,402
Canadian National Railway Co.	754	55,068
Canadian Natural Resources, Ltd.	247	7,759
Canadian Pacific Railway, Ltd.	128	22,557
Canadian Tire Corp., Ltd. Class A	44	5,781
CI Financial Corp. (a)	160	3,425
Constellation Software, Inc.	24	16,273
Dollarama, Inc.	20	2,429
Enbridge, Inc.	204	6,412
Enbridge, Inc.	204	6,420
Fairfax Financial Holdings, Ltd.	48	24,314
First Capital Realty, Inc.	479	7,561
Franco-Nevada Corp.	957	65,247
Gildan Activewear, Inc.	208	6,003
Goldcorp, Inc.	2,420	33,393
Great-West Lifeco, Inc.	148	3,774
Imperial Oil, Ltd.	84	2,223
Intact Financial Corp.	663	49,785
Loblaw Cos., Ltd.	104	5,251
Magna International, Inc.	523	29,439
Manulife Financial Corp.	797	14,787
Metro, Inc.	299	9,532
Nutrien, Ltd. (a)	80	3,778
Onex Corp.	72	5,189
Pembina Pipeline Corp.	32	998
Power Corp. of Canada	156	3,557
Power Financial Corp.	132	3,303
PrairieSky Royalty, Ltd. (a)	314	6,861
Restaurant Brands International, Inc.	9	512
RioCan Real Estate Investment Trust	587	10,763
Rogers Communications, Inc. Class B	957	42,712
Royal Bank of Canada	492	37,979
Saputo, Inc.	224	7,184

59

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Shaw Communications, Inc. Class B	1,440	$27,722
SmartCentres Real Estate Investment Trust	410	9,257
Sun Life Financial, Inc. (a)	128	5,253
Suncor Energy, Inc.	793	27,365
TELUS Corp.	627	22,002
Thomson Reuters Corp.	595	22,979
Toronto-Dominion Bank	1,164	66,007
Wheaton Precious Metals Corp.	607	12,359

		899,625

CHILE — 0.0% (c)
Antofagasta PLC	148	1,912

DENMARK — 1.2%
Carlsberg A/S Class B	40	4,757
Chr Hansen Holding A/S	293	25,186
Coloplast A/S Class B	374	31,508
Danske Bank A/S	208	7,735
DONG Energy A/S (d)	583	37,707
DSV A/S	247	19,329
H Lundbeck A/S	398	22,182
ISS A/S	185	6,825
Novo Nordisk A/S Class B	2,886	141,660
Novozymes A/S Class B	370	19,071
Pandora A/S	136	14,581
Tryg A/S	240	5,564
Vestas Wind Systems A/S	32	2,269
William Demant Holding A/S (b)	715	26,449

		364,823

FINLAND — 0.3%
Elisa Oyj	667	30,163
Fortum Oyj (a)	4	86
Kone Oyj Class B	398	19,839
Nokia Oyj	511	2,818
Nokia Oyj	579	3,188
Orion Oyj Class B	140	4,282
Sampo Oyj Class A	96	5,344
Stora Enso Oyj Class R (a)	410	7,526
UPM-Kymmene Oyj	236	8,736
Wartsila Oyj Abp	432	9,537

		91,519

FRANCE — 2.3%
Aeroports de Paris	100	21,768
Air Liquide SA	69	8,442
Airbus SE	120	13,843
Alstom SA	108	4,863
Arkema SA	44	5,736
AXA SA	1,037	27,548
BNP Paribas SA	695	51,430
Bouygues SA	108	5,407
Bureau Veritas SA	4	104
Capgemini SE	56	6,970
Carrefour SA (a)	258	5,347
Casino Guichard Perrachon SA (a)	4	196
Cie de Saint-Gobain	152	8,012
Cie Generale des Etablissements Michelin SCA	68	10,027

Security Description	Shares	Value
CNP Assurances	192	$4,841
Credit Agricole SA	1,332	21,632
Danone SA	106	8,569
Dassault Systemes SE	100	13,578
Electricite de France SA	4	58
Engie SA	1,014	16,904
Essilor International Cie Generaled’Optique SA	60	8,087
Hermes International	35	20,726
Iliad SA	4	826
Kering SA	20	9,563
Lagardere SCA	4	114
Legrand SA	64	5,014
L’Oreal SA	251	56,599
LVMH Moet Hennessy Louis Vuitton SE	286	88,005
Natixis SA	627	5,134
Orange SA	845	14,326
Pernod Ricard SA	40	6,653
Peugeot SA	322	7,742
Publicis Groupe SA	134	9,324
Renault SA	100	12,114
Rexel SA	176	2,976
Safran SA	64	6,767
Sanofi	251	20,167
Schneider Electric SE	104	9,125
SCOR SE	116	4,745
Societe BIC SA	32	3,182
Societe Generale SA	599	32,532
Sodexo SA	40	4,029
Suez	220	3,185
Thales SA	112	13,628
TOTAL SA	1,151	65,300
Unibail-Rodamco SE REIT (a)	20	4,566
Valeo SA	275	18,141
Veolia Environnement SA	244	5,775
Vinci SA	148	14,543
Vivendi SA	228	5,889

		694,052

GERMANY — 2.5%
adidas AG	192	46,435
Allianz SE	180	40,600
BASF SE	306	31,036
Bayer AG	168	18,965
Bayerische Motoren Werke AG	180	19,514
Bayerische Motoren Werke AG Preference Shares	44	4,121
Beiersdorf AG	88	9,959
Brenntag AG	72	4,277
Commerzbank AG (b)	1,336	17,325
Continental AG	128	35,309
Covestro AG (d)	149	14,634
Daimler AG	523	44,362
Deutsche Bank AG	2,032	28,304
Deutsche Boerse AG	24	3,265
Deutsche Lufthansa AG	4	128
Deutsche Post AG	1,136	49,625
Deutsche Telekom AG	1,124	18,316

60

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
E.ON SE	1,563	$17,339
Fresenius Medical Care AG & Co. KGaA	40	4,082
Fresenius SE & Co. KGaA	84	6,411
Fuchs Petrolub SE Preference Shares	88	4,773
Hannover Rueck SE	48	6,547
HeidelbergCement AG	48	4,710
Henkel AG & Co. KGaA Preference Shares	180	23,654
Henkel AG & Co. KGaA	108	13,588
HUGO BOSS AG	92	8,006
Infineon Technologies AG	374	10,000
KS AG	116	3,344
Lanxess AG	60	4,590
Linde AG (b)	40	8,417
MAN SE	180	20,975
Merck KGaA	48	4,599
METRO AG	338	5,982
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84	19,510
Porsche Automobil Holding SE Preference Shares	240	19,924
ProSiebenSat.1 Media SE	200	6,931
RWE AG (b)	723	17,837
SAP SE	120	12,540
Siemens AG	204	25,972
Telefonica Deutschland Holding AG	1,288	6,045
ThyssenKrupp AG	148	3,857
TUI AG	1,751	37,532
United Internet AG	120	7,541
Volkswagen AG	64	12,798
Volkswagen AG Preference Shares	208	41,282

		744,961

HONG KONG — 1.9%
AIA Group, Ltd.	1,600	13,537
Bank of East Asia, Ltd.	2,524	10,066
BOC Hong Kong Holdings, Ltd.	4,000	19,469
CK Asset Holdings, Ltd.	1,770	14,851
CK Hutchison Holdings, Ltd.	2,000	23,929
CK Infrastructure Holdings, Ltd.	4,000	32,695
CLP Holdings, Ltd.	8,000	81,444
Hang Seng Bank, Ltd.	4,000	92,555
HK Electric Investments & HK Electric Investments, Ltd. (a) (d)	13,831	13,393
HKT Trust & HKT, Ltd.	15,540	19,543
Hong Kong & China Gas Co., Ltd.	17,193	35,314
Hong Kong Exchanges & Clearing, Ltd.	1,238	40,256
Jardine Matheson Holdings, Ltd.	100	6,162
Jardine Strategic Holdings, Ltd.	400	15,336
Link REIT	4,000	34,147
MTR Corp., Ltd.	8,059	43,333
New World Development Co., Ltd.	4,267	6,024
Power Assets Holdings, Ltd.	4,000	35,651
Sands China, Ltd.	3,200	17,206

Security Description	Shares	Value
Yue Yuen Industrial Holdings, Ltd.	4,000	$15,876

		570,787

IRELAND — 0.4%
AerCap Holdings NV (b)	398	20,187
Bank of Ireland Group PLC (b)	365	3,192
CRH PLC	177	6,002
James Hardie Industries PLC	434	7,613
Kerry Group PLC Class A	422	42,765
Paddy Power Betfair PLC	76	7,800
Ryanair Holdings PLC ADR (b)	100	12,285
XL Group, Ltd.	128	7,073

		106,917

ISRAEL — 0.4%
Azrieli Group, Ltd.	224	10,725
Bank Hapoalim BM	3,904	26,732
Bank Leumi Le-Israel BM	3,341	20,089
Bezeq The Israeli Telecommunication Corp., Ltd.	4,653	5,937
Check Point Software Technologies, Ltd. (b)	279	27,716
Israel Chemicals, Ltd.	4	17
Mizrahi Tefahot Bank, Ltd.	781	14,911
Nice, Ltd.	62	5,752
Teva Pharmaceutical Industries, Ltd.	607	10,297

		122,176

ITALY — 0.7%
Assicurazioni Generali SpA	801	15,392
Atlantia SpA	152	4,702
Enel SpA	3,728	22,787
Eni SpA	519	9,120
Ferrari NV	104	12,476
Intesa Sanpaolo SpA	4,601	16,713
Luxottica Group SpA	301	18,694
Mediobanca Banca di Credito Finanziario SpA	909	10,674
Snam SpA	8,709	39,983
Telecom Italia SpA/Milano (b)	6,915	6,557
Telecom Italia SpA/Milano	5,376	4,472
UniCredit SpA (b)	1,833	38,296

		199,866

JAPAN — 10.2%
ABC-Mart, Inc.	400	26,178
Aeon Co., Ltd.	400	7,069
Ajinomoto Co., Inc.	800	14,432
ANA Holdings, Inc.	800	30,714
Aozora Bank, Ltd.	400	15,910
Astellas Pharma, Inc.	4,400	66,858
Benesse Holdings, Inc.	400	14,368
Bridgestone Corp.	400	17,407
Canon, Inc.	2,100	76,023
Chubu Electric Power Co., Inc.	400	5,706
Chugai Pharmaceutical Co., Ltd.	400	20,047
Chugoku Electric Power Co., Inc. (a)	400	4,859
Concordia Financial Group, Ltd.	400	2,230
Dai-ichi Life Holdings, Inc.	1,200	21,946

61

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Daiichi Sankyo Co., Ltd.	800	$26,591
Daito Trust Construction Co., Ltd.	300	50,804
Daiwa House REIT Investment Corp.	6	14,465
Denso Corp.	400	21,747
East Japan Railway Co.	100	9,283
Eisai Co., Ltd.	400	25,523
FUJIFILM Holdings Corp.	400	15,782
Hino Motors, Ltd.	400	5,138
Hitachi Construction Machinery Co., Ltd. (a)	400	15,270
Hitachi, Ltd.	4,000	28,701
Honda Motor Co., Ltd.	800	27,389
Hoya Corp.	400	19,968
Idemitsu Kosan Co., Ltd.	400	15,045
Inpex Corp.	800	9,753
Isetan Mitsukoshi Holdings, Ltd.	400	4,374
Isuzu Motors, Ltd.	400	6,052
ITOCHU Corp. (a)	1,200	23,148
Japan Airlines Co., Ltd.	800	32,263
Japan Exchange Group, Inc.	400	7,391
Japan Post Bank Co., Ltd.	400	5,390
Japan Post Holdings Co., Ltd.	400	4,833
Japan Prime Realty Investment Corp. REIT	4	14,480
Japan Real Estate Investment Corp. REIT	4	20,724
Japan Retail Fund Investment Corp. REIT	12	23,244
Japan Tobacco, Inc.	1,200	34,245
JFE Holdings, Inc.	800	15,928
JTEKT Corp.	400	5,785
JXTG Holdings, Inc.	2,500	14,988
Kajima Corp.	1,000	9,281
Kakaku.com, Inc.	800	13,924
Kansai Electric Power Co., Inc.	400	5,187
Kao Corp.	400	29,834
Kawasaki Heavy Industries, Ltd.	400	12,732
KDDI Corp.	2,800	71,231
Keikyu Corp.	1,000	17,442
Keyence Corp.	100	61,589
Kirin Holdings Co., Ltd.	1,100	29,101
Kobe Steel, Ltd. (b)	400	3,923
Komatsu, Ltd.	400	13,183
Konami Holdings Corp.	300	15,007
Konica Minolta, Inc.	400	3,359
Kubota Corp.	400	6,939
Kyowa Hakko Kirin Co., Ltd.	800	17,204
Kyushu Electric Power Co., Inc.	400	4,799
Kyushu Financial Group, Inc.	400	1,978
Kyushu Railway Co.	657	20,386
Lawson, Inc.	100	6,808
M3, Inc. (a)	400	18,129
Marubeni Corp.	4,000	28,837
Mazda Motor Corp.	400	5,301
McDonald’s Holdings Co. Japan, Ltd.	400	18,843
MEIJI Holdings Co., Ltd.	100	7,645

Security Description	Shares	Value
Mitsubishi Chemical Holdings Corp.	1,200	$11,509
Mitsubishi Corp.	900	23,911
Mitsubishi Heavy Industries, Ltd.	400	15,267
Mitsubishi Motors Corp. (a)	1,200	8,485
Mitsubishi Tanabe Pharma Corp.	1,200	24,102
Mitsubishi UFJ Financial Group, Inc.	10,800	70,710
Mitsubishi UFJ Lease & Finance Co., Ltd.	400	2,358
Mitsui & Co., Ltd.	1,200	20,423
Mitsui OSK Lines, Ltd.	400	11,227
Mizuho Financial Group, Inc. (a)	20,000	36,013
MS&AD Insurance Group Holdings, Inc.	400	12,322
Nagoya Railroad Co., Ltd.	800	20,265
NGK Spark Plug Co., Ltd.	400	9,512
NH Foods, Ltd.	500	20,428
Nikon Corp.	400	7,142
Nippon Building Fund, Inc. REIT	4	22,116
Nippon Prologis REIT, Inc.	8	17,309
Nippon Steel & Sumitomo Metal Corp.	400	8,681
Nippon Telegraph & Telephone Corp.	1,900	87,577
Nippon Yusen KK	400	7,752
Nissan Motor Co., Ltd. (a)	1,600	16,466
Nissin Foods Holdings Co., Ltd.	400	27,607
Nitori Holdings Co., Ltd.	300	52,144
Nomura Holdings, Inc.	2,000	11,494
Nomura Real Estate Master Fund, Inc.	16	22,221
Nomura Research Institute, Ltd.	800	37,273
NSK, Ltd.	800	10,591
NTT Data Corp.	4,000	41,486
NTT DOCOMO, Inc.	3,668	92,761
Oracle Corp. Japan	400	32,684
Oriental Land Co., Ltd.	400	40,583
ORIX Corp.	400	7,065
Osaka Gas Co., Ltd.	800	15,774
Otsuka Corp.	800	40,320
Otsuka Holdings Co., Ltd.	800	39,816
Panasonic Corp.	1,200	16,965
Park24 Co., Ltd. (a)	400	10,840
Rakuten, Inc.	400	3,283
Recruit Holdings Co., Ltd.	1,198	29,558
Resona Holdings, Inc.	2,000	10,623
Ricoh Co., Ltd.	400	3,900
Sankyo Co., Ltd.	400	13,916
Santen Pharmaceutical Co., Ltd.	500	8,275
SBI Holdings, Inc. (a)	400	9,185
Secom Co., Ltd.	500	36,812
Sekisui House, Ltd.	400	7,267
Seven & i Holdings Co., Ltd.	400	17,046
Shionogi & Co., Ltd. (a)	400	20,630
Showa Shell Sekiyu KK	800	10,764
SoftBank Group Corp.	400	29,360
Sompo Holdings, Inc.	400	15,951

62

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Sony Corp.	400	$19,220
Subaru Corp.	800	26,245
Sumitomo Corp.	800	13,232
Sumitomo Electric Industries, Ltd.	400	6,042
Sumitomo Mitsui Financial Group, Inc.	1,200	50,223
Sumitomo Mitsui Trust Holdings, Inc.	400	16,184
Suntory Beverage & Food, Ltd.	800	38,740
Suzuken Co., Ltd.	400	16,662
T&D Holdings, Inc.	800	12,589
Taisho Pharmaceutical Holdings Co., Ltd. (a)	400	39,304
Takeda Pharmaceutical Co., Ltd.	789	37,985
Terumo Corp.	400	20,611
Tobu Railway Co., Ltd.	800	24,222
Toho Co., Ltd.	400	13,183
Tohoku Electric Power Co., Inc. (a)	400	5,397
Tokio Marine Holdings, Inc.	400	17,952
Tokyo Electric Power Co. Holdings, Inc. (b)	1,200	4,660
Toshiba Corp. (b)	4,000	11,509
Toyo Suisan Kaisha, Ltd.	400	15,722
Toyota Motor Corp.	1,500	96,502
Toyota Tsusho Corp.	400	13,333
Unicharm Corp.	400	11,468
United Urban Investment Corp. REIT	12	18,753
USS Co., Ltd.	1,200	24,305
Yahoo! Japan Corp. (a)	1,600	7,432
Yamada Denki Co., Ltd. (a)	3,500	21,095
Yamaha Motor Co., Ltd.	400	11,754
Yamato Holdings Co., Ltd.	100	2,491
Yokohama Rubber Co., Ltd.	400	9,155

		3,020,452

LUXEMBOURG — 0.1%
ArcelorMittal (b)	395	12,485
RTL Group SA	132	10,950
SES SA	68	918
Tenaris SA	184	3,157

		27,510

MEXICO — 0.0% (c)
Fresnillo PLC	16	285

NETHERLANDS — 1.0%
Aegon NV	1,257	8,466
Akzo Nobel NV	60	5,663
Altice NV Class A (a) (b)	48	395
ASML Holding NV	382	75,239
EXOR NV	108	7,667
Heineken Holding NV	64	6,588
Heineken NV	64	6,871
ING Groep NV	1,723	29,031
Koninklijke Ahold Delhaize NV	472	11,170
Koninklijke DSM NV	56	5,554
Koninklijke KPN NV	1,340	4,016
Koninklijke Philips NV	232	8,892
NN Group NV	234	10,372

Security Description	Shares	Value
Randstad Holding NV (a)	72	$4,730
Royal Dutch Shell PLC Class A	1,823	57,117
Royal Dutch Shell PLC Class B	1,599	51,075

		292,846

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	4,278	18,887
Ryman Healthcare, Ltd.	2,037	15,562

		34,449

NORWAY — 0.1%
DNB ASA	374	7,248
Norsk Hydro ASA	773	4,524
Statoil ASA	489	11,501
Telenor ASA	180	4,058
Yara International ASA	240	10,122

		37,453

PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	905	3,437
Galp Energia SGPS SA	240	4,517
Jeronimo Martins SGPS SA	287	5,226

		13,180

SINGAPORE — 0.7%
Broadcom, Ltd.	36	8,483
CapitaLand Commercial Trust	10,900	15,212
Keppel Corp., Ltd.	1,500	8,888
Oversea-Chinese Banking Corp., Ltd.	4,026	39,361
SATS, Ltd.	4,108	16,071
Singapore Airlines, Ltd.	4,000	33,066
Singapore Press Holdings, Ltd. (a)	8,000	15,374
Singapore Telecommunications, Ltd.	27,042	69,497
StarHub, Ltd. (a)	4,000	7,016

		212,968

SOUTH AFRICA — 0.1%
Investec PLC	220	1,696
Mondi PLC	450	12,089

		13,785

SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	107	4,165
Amadeus IT Group SA	727	53,628
Banco Bilbao Vizcaya Argentaria SA	4,174	33,003
Banco de Sabadell SA	1,667	3,405
Banco Santander SA	7,881	51,322
CaixaBank SA	4	19
Endesa SA	603	13,264
Ferrovial SA	203	4,235
Gas Natural SDG SA	4	95
Iberdrola SA	2,487	18,266
Industria de Diseno Textil SA	1,172	36,654
Mapfre SA	750	2,491
Repsol SA	1,212	21,487
Telefonica SA	1,848	18,246

		260,280

63

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SWEDEN — 0.8%
Alfa Laval AB	303	$7,133
Assa Abloy AB Class B	969	20,867
Atlas Copco AB Class A	719	31,010
Atlas Copco AB Class B	422	16,351
Autoliv, Inc.	40	5,838
Boliden AB	295	10,303
Electrolux AB Class B	168	5,266
Essity AB Class B (b)	144	3,965
Hennes & Mauritz AB Class B (a)	1,188	17,757
Investor AB Class B	731	32,226
Kinnevik AB Class B	310	11,120
Nordea Bank AB	1,472	15,661
Sandvik AB	279	5,079
Skandinaviska Enskilda Banken AB Class A	459	4,792
Skanska AB Class B	418	8,518
SKF AB Class B (a)	430	8,754
Svenska Handelsbanken AB Class A	418	5,201
Swedbank AB Class A	267	5,962
Telefonaktiebolaget LM Ericsson Class B (a)	675	4,265
Telia Co. AB	691	3,235
Volvo AB Class B	430	7,817

		231,120

SWITZERLAND — 4.5%
ABB, Ltd.	438	10,392
Adecco Group AG	204	14,486
Baloise Holding AG	36	5,493
Barry Callebaut AG	4	7,803
Chocoladefabriken Lindt & Spruengli AG	1	6,187
Chocoladefabriken Lindt & Spruengli AG	1	72,577
Cie Financiere Richemont SA	4	358
Credit Suisse Group AG (b)	1,413	23,594
EMS-Chemie Holding AG	52	32,744
Ferguson PLC	275	20,654
Geberit AG	40	17,644
Givaudan SA	16	36,358
Glencore PLC (b)	9,175	45,537
Julius Baer Group, Ltd. (b)	134	8,220
Kuehne + Nagel International AG	326	51,167
LafargeHolcim, Ltd. (b)	220	12,016
Nestle SA	1,762	139,142
Novartis AG	1,168	94,235
Partners Group Holding AG	94	69,695
Roche Holding AG	1,200	274,561
Schindler Holding AG	76	16,349
Schindler Holding AG	124	25,898
SGS SA	4	9,808
Sika AG	4	31,266
Sonova Holding AG	275	43,593
STMicroelectronics NV	208	4,601
Straumann Holding AG	56	35,205
Swatch Group AG	4	334
Swiss Life Holding AG (b)	16	5,686
Swiss Prime Site AG (b)	295	28,480

Security Description	Shares	Value
Swiss Re AG	156	$15,848
Swisscom AG	136	67,262
TE Connectivity, Ltd.	406	40,559
UBS Group AG (b)	1,603	28,115
Vifor Pharma AG	40	6,151
Zurich Insurance Group AG (b)	52	17,018

		1,319,036

UNITED KINGDOM — 6.1%
3i Group PLC	422	5,085
Admiral Group PLC	255	6,596
Anglo American PLC (a)	1,371	31,945
Ashtead Group PLC	96	2,613
Associated British Foods PLC	84	2,935
AstraZeneca PLC	1,731	118,875
Auto Trader Group PLC (d)	68	334
Aviva PLC	1,344	9,350
Babcock International Group PLC	48	450
BAE Systems PLC	4,343	35,421
Barclays PLC	12,669	36,699
Barratt Developments PLC	208	1,548
Berkeley Group Holdings PLC	168	8,930
BP PLC	7,786	52,345
British American Tobacco PLC ADR	591	34,095
British Land Co. PLC REIT	334	3,008
BT Group PLC	12,797	40,840
Bunzl PLC	346	10,169
Burberry Group PLC	507	12,062
Capita PLC	1,049	2,120
Carnival PLC	104	6,682
Centrica PLC	266	531
CNH Industrial NV	374	4,613
Cobham PLC (b)	837	1,443
Coca-Cola European Partners PLC	259	10,790
Compass Group PLC	3,558	72,646
ConvaTec Group PLC (d)	5,896	16,467
Croda International PLC	152	9,740
Diageo PLC	2,619	88,615
Direct Line Insurance Group PLC	885	4,734
easyJet PLC	61	1,373
Experian PLC	1,029	22,194
Fiat Chrysler Automobiles NV	1,631	33,101
G4S PLC	555	1,932
GKN PLC	2,744	17,822
GlaxoSmithKline PLC	2,185	42,728
Hargreaves Lansdown PLC	291	6,666
HSBC Holdings PLC	8,824	82,365
IMI PLC	4	61
Imperial Brands PLC	1,029	35,019
International Consolidated Airlines Group SA	639	5,517
Intertek Group PLC	220	14,382
ITV PLC	4,263	8,620
J Sainsbury PLC	683	2,288
Johnson Matthey PLC	204	8,705
Kingfisher PLC	5,790	23,757
Land Securities Group PLC REIT	236	3,102
Legal & General Group PLC	7,196	26,024

64

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Liberty Global PLC Class A (b)	124	$3,882
Liberty Global PLC Series C (b)	180	5,477
Lloyds Banking Group PLC	10,387	9,422
London Stock Exchange Group PLC	200	11,576
Marks & Spencer Group PLC	1,897	7,190
Merlin Entertainments PLC (d)	1,599	7,775
Micro Focus International PLC ADR	197	2,766
National Grid PLC	2,410	27,120
Next PLC	306	20,428
Old Mutual PLC	1,424	4,780
Pearson PLC	212	2,228
Pentair PLC	56	3,815
Persimmon PLC	386	13,699
Prudential PLC	491	12,250
Randgold Resources, Ltd.	442	36,471
Reckitt Benckiser Group PLC	930	78,720
RELX NV	1,360	28,150
RELX PLC	1,528	31,402
Rio Tinto PLC	1,517	76,844
Rio Tinto, Ltd.	318	17,733
Rolls-Royce Holdings PLC (b)	911	11,139
Royal Bank of Scotland Group PLC (b)	3,046	11,058
Royal Mail PLC	3,090	23,442
RSA Insurance Group PLC	559	4,940
Sage Group PLC	1,192	10,688
Schroders PLC	120	5,373
Shire PLC	116	5,810
Sky PLC	1,332	24,244
Smith & Nephew PLC	877	16,375
Smiths Group PLC	442	9,384
SSE PLC	68	1,217
St James’s Place PLC	515	7,849
Standard Chartered PLC	2,728	27,274
Standard Life Aberdeen PLC	1,383	6,978
Taylor Wimpey PLC	3,449	8,931
TechnipFMC PLC	8	233
Tesco PLC	6,794	19,624
Travis Perkins PLC	156	2,700
Unilever NV	1,889	106,565
Unilever PLC	1,456	80,790
Vodafone Group PLC	14,031	38,228
Weir Group PLC	4	112
Whitbread PLC	164	8,512
Wm Morrison Supermarkets PLC	1,368	4,097
WPP PLC	303	4,814

		1,809,442

UNITED STATES — 60.4%
3M Co.	861	189,007
Abbott Laboratories	994	59,560
AbbVie, Inc.	208	19,687
Accenture PLC Class A	1,228	188,498
Activision Blizzard, Inc.	196	13,222
Adobe Systems, Inc. (b)	68	14,693
Advance Auto Parts, Inc.	76	9,010
AES Corp.	295	3,354
Aetna, Inc.	306	51,714

Security Description	Shares	Value
Aflac, Inc.	748	$32,732
AGCO Corp.	76	4,929
Agilent Technologies, Inc.	72	4,817
AGNC Investment Corp. REIT	1,779	33,659
Air Products & Chemicals, Inc.	102	16,221
Albemarle Corp. (a)	84	7,790
Align Technology, Inc. (b)	100	25,113
Alleghany Corp.	76	46,697
Allergan PLC	32	5,385
Allstate Corp.	750	71,100
Ally Financial, Inc.	386	10,480
Alphabet, Inc. Class A (b)	283	293,511
Alphabet, Inc. Class C (b)	299	308,505
Altria Group, Inc.	3,770	234,946
Amazon.com, Inc. (b)	20	28,947
Ameren Corp.	108	6,116
American Electric Power Co., Inc.	144	9,877
American Express Co.	160	14,925
American International Group, Inc.	379	20,625
American Tower Corp. REIT	75	10,901
American Water Works Co., Inc.	196	16,097
Ameriprise Financial, Inc.	40	5,918
AmerisourceBergen Corp.	68	5,862
Amgen, Inc.	873	148,829
Amphenol Corp. Class A	687	59,171
Anadarko Petroleum Corp.	76	4,591
Analog Devices, Inc.	141	12,849
Andeavor	84	8,447
Annaly Capital Management, Inc. REIT	5,380	56,113
ANSYS, Inc. (b)	298	46,694
Anthem, Inc.	120	26,364
Aon PLC	241	33,820
Apache Corp. (a)	160	6,157
Apple, Inc.	3,872	649,644
Applied Materials, Inc.	1,203	66,899
Aptiv PLC	426	36,197
Arch Capital Group, Ltd. (b)	793	67,873
Archer-Daniels-Midland Co.	283	12,274
Arconic, Inc.	112	2,580
Arrow Electronics, Inc. (b)	76	5,854
Assurant, Inc.	64	5,850
AT&T, Inc.	4,025	143,491
Athene Holding, Ltd. Class A (b)	394	18,837
Automatic Data Processing, Inc.	1,019	115,636
AutoZone, Inc. (b)	44	28,542
AvalonBay Communities, Inc. REIT	303	49,831
Avnet, Inc.	96	4,009
Axis Capital Holdings, Ltd.	483	27,806
Baker Hughes a GE Co.	108	2,999
Ball Corp.	32	1,271
Bank of America Corp.	3,854	115,581
Bank of New York Mellon Corp.	382	19,684
Baxter International, Inc.	797	51,837
BB&T Corp.	232	12,073
Becton Dickinson and Co.	565	122,436
Berkshire Hathaway, Inc. Class B (b)	841	167,763

65

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Best Buy Co., Inc.	378	$26,456
Biogen, Inc. (b)	322	88,170
BlackRock, Inc.	24	13,001
Boeing Co.	81	26,558
Booking Holdings, Inc. (b)	52	108,180
BorgWarner, Inc.	68	3,416
Boston Scientific Corp. (b)	306	8,360
Brighthouse Financial, Inc. (b)	32	1,645
Bristol-Myers Squibb Co.	2,134	134,976
Brixmor Property Group, Inc. REIT	295	4,499
Broadridge Financial Solutions, Inc.	664	72,834
Brown-Forman Corp. Class B	328	17,843
Bunge, Ltd.	92	6,802
C.H. Robinson Worldwide, Inc.	575	53,883
CA, Inc.	342	11,594
Camden Property Trust REIT	72	6,061
Campbell Soup Co. (a)	603	26,116
Capital One Financial Corp.	236	22,614
Cardinal Health, Inc.	346	21,687
CarMax, Inc. (a) (b)	96	5,946
Carnival Corp.	100	6,558
Caterpillar, Inc.	172	25,349
Cboe Global Markets, Inc.	133	15,175
CBS Corp. Class B	432	22,200
CDK Global, Inc.	216	13,681
Celanese Corp. Series A	68	6,814
CenterPoint Energy, Inc.	188	5,151
CenturyLink, Inc.	208	3,417
Cerner Corp. (b)	398	23,084
CF Industries Holdings, Inc.	299	11,281
Charles Schwab Corp.	156	8,146
Charter Communications, Inc. Class A (b)	164	51,040
Chevron Corp.	603	68,766
Chipotle Mexican Grill, Inc. (a) (b)	52	16,802
Chubb, Ltd.	495	67,701
Church & Dwight Co., Inc.	1,563	78,713
Cigna Corp.	68	11,406
Cimarex Energy Co.	32	2,992
Cincinnati Financial Corp.	398	29,555
Cintas Corp.	132	22,517
Cisco Systems, Inc.	1,889	81,019
CIT Group, Inc.	100	5,150
Citigroup, Inc.	1,364	92,070
Citizens Financial Group, Inc.	271	11,377
Citrix Systems, Inc. (b)	148	13,734
Clorox Co.	611	81,330
CME Group, Inc.	96	15,527
Coca-Cola Co.	2,549	110,703
Cognizant Technology Solutions Corp. Class A	88	7,084
Colgate-Palmolive Co.	411	29,460
Comcast Corp. Class A	2,093	71,518
Comerica, Inc.	92	8,826
Conagra Brands, Inc.	128	4,721
ConocoPhillips	362	21,463
Consolidated Edison, Inc.	1,504	117,222
Constellation Brands, Inc. Class A	100	22,792

Security Description	Shares	Value
Corning, Inc.	370	$10,316
Costco Wholesale Corp.	633	119,276
Crown Castle International Corp. REIT	475	52,065
CSX Corp.	208	11,588
Cummins, Inc.	172	27,879
CVS Health Corp.	585	36,393
Danaher Corp.	303	29,667
Darden Restaurants, Inc.	88	7,502
DaVita, Inc. (b)	60	3,956
Deere & Co.	108	16,775
Dell Technologies, Inc. Class V (b)	487	35,653
Delta Air Lines, Inc.	108	5,919
Devon Energy Corp.	100	3,179
Discover Financial Services	132	9,495
Discovery Communications, Inc. Class C (b)	88	1,718
DISH Network Corp. Class A (b)	72	2,728
Dollar General Corp.	338	31,620
Dollar Tree, Inc. (b)	216	20,498
Dominion Energy, Inc.	989	66,688
Dover Corp.	48	4,715
DowDuPont, Inc.	346	22,044
Dr. Pepper Snapple Group, Inc.	591	69,963
DTE Energy Co.	64	6,682
Duke Energy Corp.	985	76,308
DXC Technology Co.	92	9,249
Eastman Chemical Co.	160	16,893
Eaton Corp. PLC	96	7,671
Eaton Vance Corp.	128	7,126
eBay, Inc. (b)	575	23,138
Edison International	96	6,111
Edwards Lifesciences Corp. (b)	216	30,136
Eli Lilly & Co.	821	63,521
Emerson Electric Co.	106	7,240
Entergy Corp.	72	5,672
EOG Resources, Inc.	84	8,843
EQT Corp.	52	2,471
Equity Residential REIT	467	28,777
Estee Lauder Cos., Inc. Class A	240	35,933
Everest Re Group, Ltd.	232	59,582
Eversource Energy	291	17,146
Exelon Corp.	303	11,820
Expeditors International of Washington, Inc.	985	62,351
Express Scripts Holding Co. (b)	263	18,168
Exxon Mobil Corp.	2,369	176,751
F5 Networks, Inc. (b)	172	24,873
Facebook, Inc. Class A (b)	242	38,669
Fastenal Co. (a)	295	16,104
Federal Realty Investment Trust REIT	24	2,787
FedEx Corp.	68	16,327
Fidelity National Information Services, Inc.	434	41,794
Fifth Third Bancorp	342	10,859
FirstEnergy Corp.	180	6,122
Fiserv, Inc. (b)	1,198	85,429

66

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (b)	60	$12,150
Flex, Ltd. (b)	414	6,761
Flowserve Corp.	140	6,066
Fluor Corp.	172	9,842
FNF Group	574	22,971
Ford Motor Co.	2,117	23,456
Fortive Corp.	434	33,644
Franklin Resources, Inc.	406	14,080
Freeport-McMoRan, Inc. (b)	719	12,633
Gap, Inc.	314	9,797
Gartner, Inc. (b)	200	23,524
General Dynamics Corp.	416	91,894
General Electric Co.	2,057	27,728
General Mills, Inc.	1,723	77,638
General Motors Co.	1,001	36,376
Genuine Parts Co.	267	23,987
Gilead Sciences, Inc.	1,767	133,214
Goldman Sachs Group, Inc.	168	42,312
Halliburton Co.	144	6,759
Harris Corp.	241	38,868
Hartford Financial Services Group, Inc.	160	8,243
Hasbro, Inc.	100	8,430
HCA Healthcare, Inc.	84	8,148
HCP, Inc. REIT	104	2,416
Henry Schein, Inc. (a) (b)	592	39,788
Hershey Co.	208	20,584
Hess Corp.	120	6,074
Hewlett Packard Enterprise Co.	1,076	18,873
HollyFrontier Corp.	88	4,300
Home Depot, Inc.	366	65,236
Honeywell International, Inc.	809	116,909
Hormel Foods Corp. (a)	483	16,577
Host Hotels & Resorts, Inc. REIT	196	3,653
HP, Inc.	1,909	41,845
Humana, Inc.	52	13,979
Huntington Ingalls Industries, Inc.	100	25,776
Illinois Tool Works, Inc.	467	73,160
Ingersoll-Rand PLC	72	6,157
Intel Corp.	5,746	299,252
Intercontinental Exchange, Inc.	120	8,702
International Business Machines Corp.	1,367	209,739
International Flavors & Fragrances, Inc.	76	10,405
International Paper Co.	128	6,839
Interpublic Group of Cos., Inc.	398	9,166
Intuit, Inc.	420	72,807
Intuitive Surgical, Inc. (b)	311	128,390
Invesco, Ltd.	116	3,713
J.M. Smucker Co.	196	24,306
Jack Henry & Associates, Inc.	498	60,233
Jacobs Engineering Group, Inc.	76	4,495
JB Hunt Transport Services, Inc.	271	31,748
Johnson & Johnson	4,251	544,766
Johnson Controls International PLC	358	12,616
JPMorgan Chase & Co.	1,345	147,910
Juniper Networks, Inc.	164	3,990

Security Description	Shares	Value
Kellogg Co. (a)	945	$61,434
KeyCorp	330	6,452
Kimberly-Clark Corp.	864	95,152
Kinder Morgan, Inc.	503	7,575
KLA-Tencor Corp.	68	7,413
Kohl’s Corp.	88	5,765
Kraft Heinz Co.	362	22,549
Kroger Co.	446	10,677
L Brands, Inc.	144	5,502
L3 Technologies, Inc.	169	35,152
Laboratory Corp. of America Holdings (b)	263	42,540
Las Vegas Sands Corp.	487	35,015
Lear Corp.	100	18,609
Leucadia National Corp.	160	3,637
Liberty Broadband Corp. Class C (b)	200	17,138
Liberty Interactive Corp. QVC Group Class A (b)	160	4,027
Liberty Media Corp.-Liberty SiriusXM Class A (b)	132	5,425
Liberty Media Corp.-Liberty SiriusXM Class C (b)	263	10,744
Lincoln National Corp.	88	6,429
Lockheed Martin Corp.	366	123,682
Loews Corp.	108	5,371
Lowe’s Cos., Inc.	1,180	103,545
Lululemon Athletica, Inc. (b)	116	10,338
LyondellBasell Industries NV Class A	579	61,189
M&T Bank Corp.	68	12,536
ManpowerGroup, Inc.	52	5,985
Marathon Oil Corp.	639	10,307
Marathon Petroleum Corp.	467	34,142
Markel Corp. (b)	73	85,428
Marriott International, Inc. Class A	40	5,439
Marsh & McLennan Cos., Inc.	1,017	83,994
Mastercard, Inc. Class A	1,333	233,488
Maxim Integrated Products, Inc.	299	18,006
McCormick & Co., Inc.	679	72,239
McDonald’s Corp.	853	133,392
McKesson Corp.	314	44,233
Medtronic PLC	669	53,667
Merck & Co., Inc.	1,371	74,678
MetLife, Inc.	358	16,429
Mettler-Toledo International, Inc. (b)	36	20,701
MGM Resorts International	164	5,743
Michael Kors Holdings, Ltd. (b)	271	16,824
Micron Technology, Inc. (b)	355	18,510
Microsoft Corp.	6,845	624,743
Molson Coors Brewing Co. Class B	64	4,821
Mondelez International, Inc. Class A	434	18,111
Monsanto Co.	790	92,185
Monster Beverage Corp. (b)	438	25,058
Morgan Stanley	419	22,609
Mosaic Co.	96	2,331
Motorola Solutions, Inc.	415	43,700

67

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Mylan NV (b)	88	$3,623
National Oilwell Varco, Inc.	499	18,368
NetApp, Inc.	116	7,156
New York Community Bancorp, Inc.	291	3,792
Newell Brands, Inc.	267	6,803
Newmont Mining Corp.	1,265	49,424
News Corp. Class A	251	3,966
NextEra Energy, Inc.	338	55,206
NIKE, Inc. Class B	1,767	117,400
Noble Energy, Inc.	60	1,818
Nordstrom, Inc.	156	7,552
Norfolk Southern Corp.	60	8,147
Northern Trust Corp.	72	7,425
Northrop Grumman Corp.	672	234,609
Nucor Corp.	84	5,132
NVIDIA Corp.	764	176,935
Occidental Petroleum Corp.	603	39,171
Omnicom Group, Inc.	259	18,822
ONEOK, Inc.	64	3,643
Oracle Corp.	817	37,378
O’Reilly Automotive, Inc. (b)	251	62,092
PACCAR, Inc.	72	4,764
Parker-Hannifin Corp.	36	6,157
Paychex, Inc.	1,579	97,251
PayPal Holdings, Inc. (b)	120	9,104
People’s United Financial, Inc.	121	2,258
PepsiCo, Inc.	1,106	120,720
Pfizer, Inc.	2,974	105,547
PG&E Corp.	467	20,515
Philip Morris International, Inc.	251	24,949
Phillips 66	318	30,503
Pioneer Natural Resources Co.	20	3,436
Plains GP Holdings L.P. Class A (b)	148	3,219
PNC Financial Services Group, Inc.	216	32,668
Polaris Industries, Inc. (a)	76	8,704
PPG Industries, Inc.	48	5,357
PPL Corp.	176	4,979
Principal Financial Group, Inc.	88	5,360
Procter & Gamble Co.	3,916	310,461
Progressive Corp.	599	36,497
Prologis, Inc. REIT	108	6,803
Prudential Financial, Inc.	140	14,497
Public Service Enterprise Group, Inc.	144	7,235
Public Storage REIT	410	82,160
PulteGroup, Inc.	216	6,370
QUALCOMM, Inc.	366	20,280
Quest Diagnostics, Inc.	72	7,222
Ralph Lauren Corp.	60	6,708
Raytheon Co.	772	166,613
Realty Income Corp. REIT	398	20,589
Red Hat, Inc. (b)	200	29,902
Regeneron Pharmaceuticals, Inc. (b)	100	34,436
Regions Financial Corp.	539	10,015
Republic Services, Inc.	1,340	88,748
ResMed, Inc.	136	13,392
Robert Half International, Inc.	152	8,799
Rockwell Automation, Inc.	148	25,782

Security Description	Shares	Value
Rockwell Collins, Inc.	152	$20,497
Ross Stores, Inc.	777	60,590
Royal Caribbean Cruises, Ltd.	76	8,948
SBA Communications Corp. REIT (b)	64	10,939
SCANA Corp.	120	4,506
Schlumberger, Ltd.	442	28,633
Seagate Technology PLC	96	5,618
SEI Investments Co.	156	11,686
Sempra Energy	88	9,787
Sherwin-Williams Co.	84	32,938
Simon Property Group, Inc. REIT	28	4,322
Skyworks Solutions, Inc.	164	16,443
Southern Co.	1,891	84,452
Southwest Airlines Co.	24	1,375
Stanley Black & Decker, Inc.	48	7,354
Starbucks Corp.	2,572	148,893
State Street Corp. (e)	144	14,361
Stericycle, Inc. (b)	20	1,171
Stryker Corp.	383	61,632
SunTrust Banks, Inc.	212	14,424
Symantec Corp.	184	4,756
Synchrony Financial	128	4,292
Synopsys, Inc. (b)	471	39,206
Sysco Corp.	549	32,918
T Rowe Price Group, Inc.	267	28,828
Tapestry, Inc.	382	20,097
Target Corp.	257	17,844
TD Ameritrade Holding Corp.	244	14,452
Texas Instruments, Inc.	1,477	153,446
Textron, Inc.	112	6,605
Thermo Fisher Scientific, Inc.	52	10,736
Tiffany & Co.	116	11,329
Time Warner, Inc.	442	41,804
TJX Cos., Inc.	1,779	145,095
Tractor Supply Co.	156	9,831
Travelers Cos., Inc.	495	68,736
TripAdvisor, Inc. (a)(b)	112	4,580
Twenty-First Century Fox, Inc. Class A	259	9,503
Twenty-First Century Fox, Inc. Class B	515	18,731
Tyson Foods, Inc. Class A	112	8,197
UDR, Inc. REIT	793	28,247
Ulta Salon Cosmetics & Fragrance, Inc. (b)	60	12,256
Under Armour, Inc. Class A (a) (b)	136	2,224
Under Armour, Inc. Class C (a) (b)	136	1,952
Union Pacific Corp.	909	122,197
United Parcel Service, Inc. Class B	543	56,830
United Technologies Corp.	156	19,628
UnitedHealth Group, Inc.	563	120,482
Universal Health Services, Inc. Class B	48	5,684
Unum Group	120	5,713
US Bancorp	750	37,875
Valero Energy Corp.	322	29,872
Varian Medical Systems, Inc. (b)	375	45,994

68

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Ventas, Inc. REIT	41	$2,031
VeriSign, Inc. (a) (b)	100	11,856
Verisk Analytics, Inc. (b)	200	20,800
Verizon Communications, Inc.	3,255	155,654
VF Corp.	395	29,277
Visa, Inc. Class A	2,620	313,404
VMware, Inc. Class A (a) (b)	398	48,265
Voya Financial, Inc.	112	5,656
W.W. Grainger, Inc.	64	18,065
Wabtec Corp. (a)	88	7,163
Walmart, Inc.	2,600	231,322
Walgreens Boots Alliance, Inc.	176	11,523
Walt Disney Co.	1,917	192,544
Waste Management, Inc.	1,308	110,029
Waters Corp. (b)	84	16,687
WEC Energy Group, Inc.	769	48,216
Wells Fargo & Co.	1,911	100,156
Welltower, Inc. REIT	205	11,158
Western Digital Corp.	60	5,536
Western Union Co.	667	12,826
WestRock Co.	88	5,647
Weyerhaeuser Co. REIT	136	4,760
Whirlpool Corp.	28	4,287
Williams Cos., Inc.	88	2,188
Willis Towers Watson PLC	48	7,305
Worldpay, Inc. Class A (b)	200	16,448
WR Berkley Corp.	551	40,058
Xcel Energy, Inc.	1,344	61,125
Xerox Corp.	121	3,482
Xilinx, Inc.	228	16,471
Yum! Brands, Inc.	112	9,535
Zimmer Biomet Holdings, Inc.	40	4,362
Zoetis, Inc.	32	2,672

		17,922,138

TOTAL COMMON STOCKS (Cost $27,347,281)		29,544,439

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	14,591	14,591

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	376,622	$376,622

TOTAL SHORT-TERM INVESTMENTS (Cost $391,213)		391,213

TOTAL INVESTMENTS — 100.9% (Cost $27,738,494)		29,935,652

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(259,700)

NET ASSETS — 100.0%		$29,675,952

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$17,820	$—	$—	$17,820
Australia	395,510	—	—	395,510
Austria	18,573	—	—	18,573
Belgium	87,712	—	—	87,712
Bermuda	33,242	—	—	33,242

69

SPDR MSCI WORLD STRATEGICFACTORSSM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Canada	$899,625	$—	$—	$899,625
Chile	1,912	—	—	1,912
Denmark	364,823	—	—	364,823
Finland	91,519	—	—	91,519
France	694,052	—	—	694,052
Germany	744,961	—	—	744,961
Hong Kong	570,787	—	—	570,787
Ireland	106,917	—	—	106,917
Israel	122,176	—	—	122,176
Italy	199,866	—	—	199,866
Japan	3,020,452	—	—	3,020,452
Luxembourg	27,510	—	—	27,510
Mexico	285	—	—	285
Netherlands	292,846	—	—	292,846
New Zealand	34,449	—	—	34,449
Norway	37,453	—	—	37,453
Portugal	13,180	—	—	13,180
Singapore	212,968	—	—	212,968
South Africa	13,785	—	—	13,785
Spain	260,280	—	—	260,280
Sweden	231,120	—	—	231,120
Switzerland	1,319,036	—	—	1,319,036
United Kingdom	1,809,442	—	—	1,809,442
United States	17,922,138	—	—	17,922,138
Short-Term Investments	391,213	—	—	391,213

TOTAL INVESTMENTS	$29,935,652	$—	$—	$29,935,652

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	108	$10,318	$3,650	$—	$—	$393	367,874,930	$14,361	$106	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,411,701	4,411,701	565,543	4,962,653	—	—	14,591	14,591	252	—
State Street Navigator Securities Lending Government Money Market Portfolio	24,983	24,983	1,427,994	1,076,355	—	—	376,622	376,622	792	—

Total		$4,447,002	$1,997,187	$6,039,008	$—	$393		$405,574	$1,150	$—

70

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 8.5%
Ambev SA ADR	1,647,853	$11,979,891
Anima Holding SA	8,470	64,501
B2W Cia Digital (a)	25,448	196,319
B3 SA - Brasil Bolsa Balcao	647,263	5,197,812
Banco Bradesco SA Preference Shares ADR	1,405,188	16,693,633
Banco Bradesco SA	25,200	291,685
Banco do Brasil SA	304,999	3,765,227
Banco Pan SA Preference Shares (a)	115,297	66,259
Banco Pan SA (a)	13,746	7,900
Banco Santander Brasil SA	5,972	71,712
BB Seguridade Participacoes SA	202,325	1,781,819
BR Malls Participacoes SA	376,423	1,319,451
Bradespar SA Preference Shares	168,499	1,596,472
Brasil Brokers Participacoes SA (a)	35,315	5,313
Braskem SA Preference Shares ADR	65,191	1,889,887
BRF SA ADR (a) (b)	185,473	1,283,473
CCR SA	181,755	683,577
Centrais Eletricas Brasileiras SA ADR (a) (b)	208,798	1,325,867
Cia Brasileira de Distribuicao ADR (b)	82,430	1,665,086
Cia de Saneamento Basico do Estado de Sao Paulo	265,309	2,793,903
Cia Energetica de Minas Gerais ADR (b)	465,756	1,201,650
Cia Energetica de Sao Paulo Class B, Preference Shares	16,303	77,503
Cia Hering	13,774	85,538
Cia Siderurgica Nacional SA ADR (a) (b)	533,872	1,404,083
Cielo SA	376,026	2,340,829
Construtora Tenda SA (a)	730	5,788
Cosan Logistica SA (a)	14,759	44,629
Cosan SA Industria e Comercio	66,587	831,636
Cyrela Brazil Realty SA Empreendimentos e Participacoes	187,665	863,340
Duratex SA	143,386	511,230
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	9,260	49,760
Embraer SA	286,647	1,858,600
Engie Brasil Energia SA	23,842	280,916
Estacio Participacoes SA	80,677	848,861
Eternit SA (a)	37,424	9,571
Fibria Celulose SA ADR	102,699	2,002,631
Gafisa SA (a)	2,958	9,078
Gerdau SA ADR (b)	397,579	1,852,718
Hypera SA	16,503	179,549
Itau Unibanco Holding SA Preference Shares ADR	1,268,749	19,792,484
Itausa - Investimentos Itau SA Preference Shares	1,707,925	7,086,378
Itausa - Investimentos Itau SA	157,928	665,240

Security Description	Shares	Value
Itausa - Investimentos Itau SA (a)	3,518	$14,819
Itausa - Investimentos Itau SA (a)	38,048	157,866
JBS SA	132,414	372,509
Kepler Weber SA (a)	5,535	20,184
Klabin SA	54,529	339,617
Kroton Educacional SA	399,965	1,636,636
Log-in Logistica Intermodal SA (a)	4,554	4,714
Lojas Americanas SA Preference Shares	329,949	1,870,333
Lojas Renner SA	545,696	5,639,866
Magnesita Refratarios SA	17,519	306,778
Marcopolo SA Preference Shares	128,598	150,900
Metalurgica Gerdau SA Preference Shares	529,543	1,137,603
Mills Estruturas e Servicos de Engenharia SA (a)	20,498	19,982
MMX Mineracao e Metalicos SA (a)	6,509	5,621
MRV Engenharia e Participacoes SA	31,303	153,049
Natura Cosmeticos SA	102,615	987,989
Oi SA ADR (a)	893	5,296
PDG Realty SA Empreendimentos e Participacoes (a)	5,472	2,634
Petroleo Brasileiro SA Preference Shares ADR (a)	798,594	10,373,736
Petroleo Brasileiro SA ADR (a)	355,706	5,029,683
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	9,317	16,848
Prumo Logistica SA (a)	336	1,152
Qualicorp SA	28,806	193,103
Raia Drogasil SA	22,171	498,974
Restoque Comercio e Confeccoes de Roupas SA (a)	4,662	43,904
Rodobens Negocios Imobiliarios SA (a)	24,618	45,850
Rossi Residencial SA (a)	38,339	75,441
Rumo SA (a)	20,962	82,937
Suzano Papel e Celulose SA	27,424	275,263
T4F Entretenimento SA	50,065	159,673
Telefonica Brasil SA ADR	73,780	1,133,261
Telefonica Brasil SA Preference Shares	240,613	3,648,723
Tim Participacoes SA ADR	82,670	1,791,459
TOTVS SA	19,522	169,223
Ultrapar Participacoes SA	97,984	2,090,813
Usinas Siderurgicas de Minas Gerais SA ADR (a) (b)	286,276	930,397
Vale SA ADR (b)	693,490	8,821,193
WEG SA	433,061	2,946,055

		145,835,883

71

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
CHILE — 1.8%
AntarChile SA	117,260	$2,148,726
Empresas COPEC SA	274,679	4,314,385
Empresas Iansa SA	1,897,298	56,583
Enel Americas SA ADR	256,803	2,984,051
Enel Chile SA ADR	235,950	1,510,080
Enel Generacion Chile SA ADR	61,396	1,460,611
Enjoy SA (a)	1,133,963	113,253
Latam Airlines Group SA ADR (b)	182,596	2,810,152
Multiexport Foods SA	1,191,589	552,790
Parque Arauco SA	1,850,520	5,578,249
SACI Falabella	683,937	6,598,743
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	8,101	394,564
Vina Concha y Toro SA ADR (b)	40,346	1,714,705

		30,236,892

CHINA — 31.5%
21Vianet Group, Inc. ADR (a)	4,792	33,209
3SBio, Inc. (a) (b) (c)	218,000	491,092
500.com, Ltd. Class A, ADR (a) (b)	2,656	45,577
58.com, Inc. ADR (a)	6,244	498,646
AAC Technologies Holdings, Inc.	406,492	7,333,979
Agile Group Holdings, Ltd.	1,642,999	3,395,569
Agricultural Bank of China, Ltd. Class H	7,966,000	4,526,886
Air China, Ltd. Class H	903,744	1,151,516
Alibaba Group Holding, Ltd. ADR (a) (b)	349,873	64,215,690
Aluminum Corp. of China, Ltd. Class H (a) (b)	2,508,000	1,390,085
Angang Steel Co., Ltd. Class H (b)	734,640	702,037
Anhui Conch Cement Co., Ltd. Class H	847,135	4,614,378
Anhui Expressway Co., Ltd. Class H	8,000	6,116
ANTA Sports Products, Ltd.	365,000	1,841,673
Anton Oilfield Services Group (a) (b)	130,000	16,067
Autohome, Inc. ADR	10,109	868,767
AVIC International Holding HK, Ltd. (a) (b)	1,414,527	59,477
AVIC International Holdings, Ltd. Class H (b)	730,000	497,624
AviChina Industry & Technology Co., Ltd. Class H (b)	816,000	574,963
BAIC Motor Corp., Ltd. Class H (c)	6,500	7,967
Baidu, Inc. ADR (a)	91,225	20,360,508
BAIOO Family Interactive, Ltd. (c)	894,000	53,538
Bank of China, Ltd. Class H	23,004,900	12,369,644

Security Description	Shares	Value
Bank of Communications Co., Ltd. Class H	6,573,864	$5,151,340
BBMG Corp. Class H (b)	366,000	165,085
Beijing Capital International Airport Co., Ltd. Class H	1,620,000	2,175,605
Beijing Capital Land, Ltd. Class H	28,000	17,053
Beijing Enterprises Clean Energy Group, Ltd. (a)	7,554,856	245,466
Beijing Enterprises Holdings, Ltd.	213,500	1,115,337
Beijing Enterprises Water Group, Ltd.	1,644,000	917,488
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	33,098
Bitauto Holdings, Ltd. ADR (a) (b)	6,120	129,438
BOE Technology Group Co., Ltd. Class B	243,000	137,781
Boer Power Holdings, Ltd. (a)	7,000	1,391
Boyaa Interactive International, Ltd. (a)	64,000	24,790
Brilliance China Automotive Holdings, Ltd.	902,000	1,882,543
Byd Co., Ltd. Class H (b)	215,000	1,676,541
BYD Electronic International Co., Ltd. (b)	213,500	400,433
C.banner International Holdings, Ltd. (a)	12,000	3,930
Cabbeen Fashion, Ltd.	376,000	104,920
CAR, Inc. (a)	367,000	330,138
CGN Meiya Power Holdings Co., Ltd. (a) (c)	24,000	3,242
CGN Mining Co., Ltd.	325,000	20,705
CGN PowerCo.,Ltd.Class H (b) (c)	3,062,000	792,001
Changyou.com, Ltd. ADR (a)	2,136	59,573
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	4,923
Chaowei Power Holdings, Ltd. (b)	75,000	40,518
Cheetah Mobile, Inc. ADR (a) (b)	3,464	46,314
China Aerospace International Holdings, Ltd.	740,000	80,145
China Agri-Industries Holdings, Ltd.	436,000	191,659
China Aircraft Leasing Group Holdings, Ltd.	6,500	6,849
China Aoyuan Property Group, Ltd. (b)	374,000	343,583
China Biologic Products Holdings, Inc. (a) (b)	5,119	414,639
China Chengtong Development Group, Ltd. (a) (b)	1,640,000	79,406
China Child Care Corp., Ltd. (a)	443,000	9,031
China Cinda Asset Management Co., Ltd. Class H	3,708,000	1,346,508

72

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China CITIC Bank Corp., Ltd. Class H	3,525,000	$2,407,400
China Coal Energy Co., Ltd. Class H	2,220,000	888,192
China Communications Construction Co., Ltd. Class H	1,701,241	1,747,130
China Communications Services Corp., Ltd. Class H	152,000	90,832
China Conch Venture Holdings, Ltd.	450,700	1,375,363
China Construction Bank Corp. Class H	30,770,280	31,600,277
China Datang Corp. Renewable Power Co., Ltd. Class H	510,000	68,881
China Distance Education Holdings, Ltd. ADR	3,984	32,549
China Dongxiang Group Co., Ltd.	370,000	64,587
China Eastern Airlines Corp., Ltd. Class H	144,000	104,583
China Electronics Corp. Holdings Co., Ltd.	134,000	19,635
China Energine International Holdings, Ltd. (a)	864,000	37,980
China Everbright International, Ltd.	874,000	1,224,979
China Everbright, Ltd.	24,000	50,273
China Evergrande Group (a) (b)	1,321,000	4,157,423
China Fangda Group Co., Ltd. Class B	641,500	404,600
China Financial Services Holdings, Ltd.	758,000	63,744
China Foods, Ltd.	16,000	7,360
China Galaxy Securities Co., Ltd. Class H	889,900	591,883
China Hanking Holdings, Ltd.	379,000	50,705
China Harmony New Energy Auto Holding, Ltd. (a) (b)	7,000	4,486
China Hongqiao Group, Ltd. (b)	24,500	26,753
China Huarong Energy Co., Ltd. (a)	128,400	3,926
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	310,600	—
China Huiyuan Juice Group, Ltd. (a)	188,500	48,516
China International Marine Containers Group Co., Ltd. Class H	51,700	80,630
China Lesso Group Holdings, Ltd.	365,000	277,646
China Life Insurance Co., Ltd. Class H	2,369,260	6,520,650
China Lodging Group, Ltd. ADR	6,120	806,065
China Longyuan Power Group Corp., Ltd. Class H	817,000	626,676
China Machinery Engineering Corp. Class H	14,000	7,421

Security Description	Shares	Value
China Medical System Holdings, Ltd.	451,000	$1,024,021
China Mengniu Dairy Co., Ltd.	1,320,620	4,526,417
China Merchants Bank Co., Ltd. Class H	1,559,923	6,390,113
China Merchants China Direct Investments, Ltd.	4,000	6,636
China Merchants Port Holdings Co., Ltd.	761,281	1,678,091
China Minsheng Banking Corp., Ltd. Class H (b)	1,933,900	1,880,109
China Mobile, Ltd.	1,773,366	16,257,493
China Modern Dairy Holdings, Ltd. (a) (b)	6,000	1,024
China Molybdenum Co., Ltd. Class H	222,000	167,455
China National Accord Medicines Corp., Ltd. Class B	7,100	32,568
China National Building Material Co., Ltd. Class H (b)	732,000	794,649
China National Materials Co., Ltd. Class H	374,000	341,200
China Oilfield Services, Ltd. Class H	897,723	925,370
China Overseas Grand Oceans Group, Ltd.	109,500	53,018
China Overseas Land & Investment, Ltd.	1,779,200	6,177,542
China Overseas Property Holdings, Ltd. (b)	62,066	19,375
China Pacific Insurance Group Co., Ltd. Class H	787,200	3,525,614
China Petroleum & Chemical Corp. Class H	8,859,200	7,777,466
China Power Clean Energy Development Co., Ltd.	34,246	18,632
China Power International Development, Ltd.	2,220,000	571,385
China Railway Construction Corp., Ltd. Class H	854,990	856,265
China Railway Group, Ltd. Class H	1,787,487	1,238,985
China Rare Earth Holdings, Ltd. (a)	745,200	44,152
China Resources Beer Holdings Co., Ltd.	754,625	3,269,147
China Resources Gas Group, Ltd.	44,000	152,772
China Resources Land, Ltd.	914,222	3,325,693
China Resources Power Holdings Co., Ltd.	894,432	1,631,980
China Sanjiang Fine Chemicals Co., Ltd.	73,000	29,857
China Shenhua Energy Co., Ltd. Class H	1,547,056	3,843,838
China Singyes Solar Technologies Holdings, Ltd. (b)	9,600	3,511

73

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China South City Holdings, Ltd. (b)	742,000	$167,341
China Southern Airlines Co., Ltd. Class H	732,000	755,476
China State Construction International Holdings, Ltd.	159,250	194,388
China Taiping Insurance Holdings Co., Ltd.	354,435	1,171,921
China Telecom Corp., Ltd. Class H	6,069,615	2,675,849
China Travel International Investment Hong Kong, Ltd.	2,518,000	891,918
China Unicom Hong Kong, Ltd. (a)	1,781,668	2,247,431
China Vanke Co., Ltd. Class H	347,500	1,585,120
China Yurun Food Group, Ltd. (a)	12,000	1,605
China ZhengTong Auto Services Holdings, Ltd. (b)	38,000	27,598
ChinaCache International Holdings, Ltd. ADR (a)	6,120	6,548
Chinasoft International, Ltd. (a) (b)	142,000	127,375
Chlitina Holding, Ltd.	2,000	13,410
Chong Sing Holdings FinTech Gr (a) (b)	1,681,618	220,693
Chongqing Changan Automobile Co., Ltd. Class B	344,000	344,075
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	13,539
CIFI Holdings Group Co., Ltd.	26,000	22,693
CIMC Enric Holdings, Ltd. (a)	10,000	9,582
CITIC Resources Holdings, Ltd. (b)	738,000	82,749
CITIC Securities Co., Ltd. Class H	476,000	1,089,275
CITIC Telecom International Holdings, Ltd.	368,000	106,438
CITIC, Ltd.	2,143,000	2,998,119
CNOOC, Ltd.	5,807,603	8,554,195
Cogobuy Group (b) (c)	64,000	32,455
Colour Life Services Group Co., Ltd.	69,000	64,795
Comtec Solar Systems Group, Ltd. (a)	872,000	25,221
Coolpad Group, Ltd. (a) (d)	253,600	11,633
COSCO SHIPPING Development Co., Ltd. Class H (a) (b)	2,658,117	494,483
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	872,000	448,872
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	1,334,925	661,654
COSCO SHIPPING Ports, Ltd. .	898,086	755,242
Cosmo Lady China Holdings Co., Ltd. (c)	71,000	38,448
Country Garden Holdings Co., Ltd.	1,829,466	3,766,952

Security Description	Shares	Value
CRRC Corp., Ltd. Class H	1,325,000	$1,129,448
CSG Holding Co., Ltd. Class B	28,300	16,226
Ctrip.com International, Ltd. ADR (a)	108,040	5,036,825
Daqo New Energy Corp. ADR (a)	3,984	195,017
Datang International Power Generation Co., Ltd. Class H (a)	2,664,000	797,676
Dazhong Transportation Group Co., Ltd. Class B	479,150	294,198
Dongfang Electric Corp., Ltd. Class H (a)	88,800	69,132
Dongfeng Motor Group Co., Ltd. Class H	1,772,000	2,056,868
E-Commodities Holdings, Ltd.	6,500	613
Fang Holdings, Ltd. ADR (a) (b)	55,912	287,388
Fanhua, Inc. ADR (b)	12,765	344,910
Fantasia Holdings Group Co., Ltd.	549,000	106,326
Far East Horizon, Ltd.	809,000	855,561
Fufeng Group, Ltd.	71,000	42,066
Future Land Holdings Co., Ltd. Class A	59,871	332,864
Geely Automobile Holdings, Ltd.	612,000	1,762,318
GF Securities Co., Ltd. Class H	530,000	973,791
Global Bio-Chem Technology Group Co., Ltd. (a)	914,000	11,413
Goldpac Group, Ltd.	64,000	19,408
GOME Retail Holdings, Ltd. (b)	3,479,000	376,789
Goodbaby International Holdings, Ltd.	67,000	45,758
Grand Baoxin Auto Group, Ltd. (a)	3,158	1,324
Great Wall Motor Co., Ltd. Class H (b)	1,097,250	1,100,284
Greatview Aseptic Packaging Co., Ltd.	10,000	6,728
Greentown China Holdings, Ltd. (b)	216,500	292,959
Guangdong Electric Power Development Co., Ltd. Class B	653,340	257,230
Guangdong Investment, Ltd.	1,778,000	2,795,576
Guangshen Railway Co., Ltd. Class H (b)	1,776,000	1,049,990
Guangzhou Automobile Group Co., Ltd. Class H	908,636	1,674,105
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	18,501
Guangzhou R&F Properties Co., Ltd. Class H	856,800	2,137,551
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	4,651
Guotai Junan International Holdings, Ltd. (b)	512,000	147,436

74

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Haichang Ocean Park Holdings, Ltd. (a) (c)	374,000	$95,307
Haitian International Holdings, Ltd.	5,000	15,163
Haitong Securities Co., Ltd. Class H	856,800	1,133,186
Hangzhou Steam Turbine Co., Ltd. Class B (a)	126,900	122,077
Harbin Electric Co., Ltd. Class H	732,000	256,489
Health and Happiness H&H International Holdings, Ltd. (a)	5,000	38,066
Hengan International Group Co., Ltd.	224,000	2,074,946
HNA Infrastructure Co., Ltd. Class H	65,000	69,569
Honghua Group, Ltd. (a)	14,000	1,463
Honworld Group, Ltd. (b) (c)	35,000	15,876
Hopson Development Holdings, Ltd.	26,000	29,683
Hua Hong Semiconductor, Ltd. (c)	7,000	13,860
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	32,782
Huadian Power International Corp., Ltd. Class H	1,021,308	392,996
Huaneng Power International, Inc. Class H	1,776,000	1,192,554
Huaneng Renewables Corp., Ltd. Class H	884,000	330,023
Huangshan Tourism Development Co., Ltd. Class B	309,332	389,758
Huatai Securities Co., Ltd. Class H (c)	250,200	481,381
Industrial & Commercial Bank of China, Ltd. Class H	24,794,590	21,261,622
Inner Mongolia Yitai Coal Co., Ltd. Class B	172,436	230,202
JA Solar Holdings Co., Ltd. ADR (a) (b)	7,451	48,879
JD.com, Inc. ADR (a)	271,935	11,010,648
Jiangnan Group, Ltd.	134,000	8,281
Jiangsu Expressway Co., Ltd. Class H	1,022,000	1,445,434
Jiangxi Copper Co., Ltd. Class H	446,000	636,469
JinkoSolar Holding Co., Ltd. ADR (a) (b)	4,792	87,454
Joy City Property, Ltd.	908,000	145,774
Jumei International Holding, Ltd. ADR (a) (b)	2,656	7,702
Kama Co., Ltd. Class B (a)	30,600	24,021
Kingdee International Software Group Co., Ltd. (a) (b)	746,000	750,914
Kingsoft Corp., Ltd.	75,000	237,950
Konka Group Co., Ltd. Class B (a)	4,761,600	1,989,991

Security Description	Shares	Value
Kunlun Energy Co., Ltd.	2,508,000	$2,163,419
KWG Property Holding, Ltd.	455,168	620,554
Lao Feng Xiang Co., Ltd. Class B	48,530	175,921
Lenovo Group, Ltd. (b)	3,396,000	1,735,148
Li Ning Co., Ltd. (a)	660,333	676,462
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	3,959
Lifetech Scientific Corp. (a) (b)	730,000	212,071
Link Motion, Inc. ADR (a) (b)	12,253	20,340
Livzon Pharmaceutical Group, Inc. Class H	40,666	327,471
Luye Pharma Group, Ltd. (b)	218,000	208,603
Maanshan Iron & Steel Co., Ltd. Class H (a)	1,620,000	693,552
Metallurgical Corp. of China, Ltd. Class H	446,000	127,294
Minth Group, Ltd.	34,000	154,874
MOBI Development Co., Ltd.	516,000	69,034
Momo, Inc. ADR (a)	5,312	198,563
National Agricultural Holdings, Ltd. (a) (b) (d)	72,000	5,459
NetEase, Inc. ADR	31,298	8,775,646
New China Life Insurance Co., Ltd. Class H	220,100	1,025,019
New Oriental Education & Technology Group, Inc. ADR	37,457	3,283,106
Noah Holdings, Ltd. ADS (a)	3,984	188,085
Ourgame International Holdings, Ltd. (a) (b)	65,000	17,144
Ozner Water International Holding, Ltd. (a) (b) (c)	371,000	99,270
Pacific Online, Ltd.	64,000	9,133
Parkson Retail Group, Ltd. (a)	626,634	72,657
People’s Insurance Co. Group of China, Ltd. Class H	1,705,000	797,287
PetroChina Co., Ltd. Class H	7,028,970	4,827,306
PICC Property & Casualty Co., Ltd. Class H	2,515,506	4,403,890
Ping An Insurance Group Co. of China, Ltd. Class H	1,551,000	15,770,269
Poly Culture Group Corp., Ltd. Class H (b)	7,200	12,770
Poly Property Group Co., Ltd. (a)	378,000	185,910
PW Medtech Group, Ltd. (a)	68,000	11,177
ReneSola, Ltd. ADR (a) (b)	11,108	28,325
Renhe Commercial Holdings Co., Ltd. (a) (b)	5,165,000	100,690
Semiconductor Manufacturing International Corp. (a) (b)	858,400	1,122,177
Shandong Airlines Co., Ltd. Class B	5,800	10,915
Shandong Chenming Paper Holdings, Ltd. Class B	83,400	138,145
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	181,257

75

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class B	28,300	$50,912
Shanghai Electric Group Co., Ltd. Class H (a) (b)	1,794,077	621,777
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	205,739
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	13,394
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	3,823
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	216,848	119,266
Shanghai Huayi Group Corp., Ltd. Class B	200	185
Shanghai Industrial Urban Development Group, Ltd.	26,000	5,930
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	11,452
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	257,082	311,326
Shanghai Jinjiang International Travel Co., Ltd. Class B	6,000	15,480
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	322,766	417,014
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	171,740	244,901
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	88,900	237,873
Shanghai Prime Machinery Co., Ltd. Class H	136,000	24,607
Shengjing Bank Co., Ltd. Class H (c)	215,300	160,756
Shenwan Hongyuan HK, Ltd.	10,000	3,071
Shenzhen Expressway Co., Ltd. Class H	860,482	876,018
Shenzhen International Holdings, Ltd.	222,865	487,854
Shenzhen Investment, Ltd. (b)	765,099	324,628
Shenzhou International Group Holdings, Ltd.	64,000	673,980
Shougang Concord International Enterprises Co., Ltd. (a) (b)	1,456,000	40,443
Shunfeng International Clean Energy, Ltd. (a)	138,000	5,275
Silver Grant International Industries, Ltd. (a)	142,000	29,854
SINA Corp. (a)	26,365	2,749,079
Sinofert Holdings, Ltd. (a) (b)	130,000	16,564
SinoMedia Holding, Ltd. (a) (b)	65,000	17,392
Sino-Ocean Group Holding, Ltd.	1,762,480	1,277,794
Sinopec Oilfield Service Corp. Class H (a) (b)	148,000	22,252
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,774,600	1,078,557

Security Description	Shares	Value
Sinopharm Group Co., Ltd. Class H	326,800	$1,636,436
Sinosoft Technology Group, Ltd. (b)	366,600	123,784
Sinotrans, Ltd. Class H	2,144,300	1,177,571
Sinovac Biotech, Ltd. (a)	36,152	311,269
SITC International Holdings Co., Ltd.	69,000	68,575
SOHO China, Ltd.	189,000	98,976
SPT Energy Group, Inc. (a)	20,000	2,013
Sunac China Holdings, Ltd. (b)	444,000	1,714,155
Sunny Optical Technology Group Co., Ltd.	134,000	2,473,988
Synertone Communication Corp. (a)	54,400	582
TCL Multimedia Technology Holdings, Ltd.	52,000	24,250
Tencent Holdings, Ltd.	1,806,167	94,263,217
Tian Ge Interactive Holdings, Ltd. (b) (c)	70,000	58,955
Tiangong International Co., Ltd.	138,000	23,913
Tianneng Power International, Ltd.	130,000	153,880
Tingyi Cayman Islands Holding Corp.	1,024,000	2,124,119
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	16,666
TravelSky Technology, Ltd. Class H	885,841	2,567,802
Trigiant Group, Ltd.	22,000	3,308
Uni-President China Holdings, Ltd.	72,000	62,291
Universal Health International Group Holding, Ltd. (a)	69,000	1,372
Universal Medical Financial & Technical Advisory Services Co., Ltd. (b) (c)	225,600	196,616
V1 Group, Ltd. (a)	1,630,200	45,697
Vipshop Holdings, Ltd. ADR (a)	92,277	1,533,644
Want Want China Holdings, Ltd. (b)	2,588,000	2,074,146
Weibo Corp. ADR	2,592	309,848
West China Cement, Ltd. (a)	750,000	142,388
Wisdom Sports Group (b)	75,000	7,549
Xiamen International Port Co., Ltd. Class H	26,000	4,737
Xinchen China Power Holdings, Ltd. (a)	369,000	44,666
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	16,260	26,063
Xinyi Solar Holdings, Ltd.	882,000	356,248
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (c)	6,500	30,064
Yanzhou Coal Mining Co., Ltd. Class H	1,620,000	2,064,141
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	7,827

76

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	6,623	$11,127
Yuexiu Property Co., Ltd.	3,396,000	800,505
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	968
Yum China Holdings, Inc.	23,535	976,703
YY, Inc. ADR (a)	7,966	838,023
Zhaojin Mining Industry Co., Ltd. Class H (b)	36,500	28,695
Zhejiang Expressway Co., Ltd. Class H	1,643,862	1,677,731
Zhuzhou CRRC Times Electric Co., Ltd. Class H	217,800	1,054,547
Zijin Mining Group Co., Ltd. Class H (b)	2,577,000	1,152,513
ZTE Corp. Class H (a) (b)	445,327	1,449,754

		541,621,967

COLOMBIA — 0.5%
Almacenes Exito SA	46,509	274,415
Avianca Holdings SA Preference Shares	697,012	746,148
Banco Davivienda SA Preference Shares	78,382	845,249
Banco de Bogota SA	24,305	591,026
Bancolombia SA ADR	26,348	1,107,143
Bancolombia SA	72,786	787,510
Bolsa de Valores de Colombia	44,768,079	363,838
Celsia SA ESP	40,616	65,655
Cementos Argos SA	49,162	170,556
Cementos Argos SA Preference Shares	58,901	177,772
Cemex Latam Holdings SA (a)	14,728	46,930
Constructora Conconcreto SA	108,336	37,507
Corp. Financiera Colombiana SA	24,369	207,648
Ecopetrol SA	700,843	656,154
Empresa de Telecomunicaciones de Bogota (a)	1,292,876	185,153
Grupo Argos SA Preference Shares	79,320	465,736
Grupo Argos SA	18,023	121,440
Grupo Aval Acciones y Valores SA	1,764,739	732,912
Grupo de Inversiones Suramericana SA Preference Shares	28,752	366,464
Grupo de Inversiones Suramericana SA	28,568	381,302
Grupo Nutresa SA	26,192	243,625
Interconexion Electrica SA ESP	106,183	506,376

		9,080,559

CZECH REPUBLIC — 0.3%
CEZ A/S	95,604	2,380,756
Komercni banka A/S	50,545	2,304,323
UNIPETROL A/S	3,565	65,287

		4,750,366

Security Description	Shares	Value
EGYPT — 0.3%
Commercial International Bank Egypt SAE	908,771	$4,588,185
Egypt Kuwait Holding Co. SAE	355,362	355,362
Egyptian Financial Group-Hermes Holding Co.	434,601	634,522
Global Telecom Holding SAE (a)	462,109	172,210
Orascom Telecom Media And Technology Holding SAE	100,088	4,939

		5,755,218

GREECE — 0.2%
Alpha Bank AE (a)	16,742	35,621
Diana Shipping, Inc. (a)	16,283	59,596
Ellaktor SA (a)	354	682
Eurobank Ergasias SA (a)	12,195	11,511
FF Group (a)	5,237	102,021
Fourlis Holdings SA (a)	176	1,221
Frigoglass SAIC (a)	99	20
GEK Terna Holding Real Estate Construction SA (a)	665	3,999
Grivalia Properties REIC AE REIT	30,955	336,920
Hellenic Exchanges - Athens Stock Exchange SA	58,651	335,413
Hellenic Telecommunications Organization SA	49,016	661,900
Holding Co. ADMIE IPTO SA (a)	5,208	11,273
Intralot SA-Integrated Lottery Systems & Services (a)	126,041	178,263
JUMBO SA	20,172	359,724
Marfin Investment Group Holdings SA (a)	8,445	1,869
Mytilineos Holdings SA (a)	181	1,937
National Bank of Greece SA (a)	4,078	1,310
OPAP SA	60,438	690,523
Piraeus Bank SA (a)	49	155
Public Power Corp. SA (a)	16,236	51,637
Terna Energy SA	215	1,317
Titan Cement Co. SA	9,800	242,858

		3,089,770

HONG KONG — 1.2%
AGTech Holdings, Ltd. (a) (b)	56,000	6,636
Alibaba Pictures Group, Ltd. (a) (b)	4,312,400	560,459
AMVIG Holdings, Ltd.	130,000	35,613
Asian Citrus Holdings, Ltd. (a) (d)	51,000	1,949
Bosideng International Holdings, Ltd.	736,000	72,209
Carnival Group International Holdings, Ltd. (a) (b)	680,000	31,191
Chia Tai Enterprises International, Ltd. (a)	2,300	615
China All Access Holdings, Ltd.	28,000	8,919
China Animation Characters Co., Ltd. (b)	65,000	23,852

77

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Fiber Optic Network System Group, Ltd. (a) (d)	88,800	$—
China Financial International Investments, Ltd. (a)	640,000	22,018
China Financial Leasing Group, Ltd. (a)	80,000	1,651
China Gas Holdings, Ltd.	806,000	2,932,011
China High Speed Transmission Equipment Group Co., Ltd. (b)	319,000	501,568
China Jicheng Holdings, Ltd. (a) (b) (c)	117,414	1,092
China National Culture Group, Ltd. (a)	670,000	1,537
China NT Pharma Group Co., Ltd.	852,100	204,114
China Ocean Industry Group, Ltd. (a)	2,175,000	16,074
China Oil & Gas Group, Ltd.	132,000	10,596
China Public Procurement, Ltd. (a)	67,200	1,062
China Soft Power Technology Holdings, Ltd. (a) (b)	168,000	2,612
China Vanguard You Champion Holdings, Ltd. (a)	70,000	6,511
Citychamp Watch & Jewellery Group, Ltd. (b)	734,000	157,119
Comba Telecom Systems Holdings, Ltd. (b)	146,117	19,549
Concord New Energy Group, Ltd.	120,000	5,428
CP Pokphand Co., Ltd.	1,652,000	128,400
Digital China Holdings, Ltd. (a) (b)	376,000	206,485
Essex Bio-technology, Ltd.	377,000	377,082
Eternity Investment, Ltd. (a)	40,574	931
Feiyu Technology International Co., Ltd. (a) (c)	19,500	1,938
First Shanghai Investments, Ltd. (a)	40,000	4,179
Fullshare Holdings, Ltd. (a) (b)	2,134,500	1,183,068
GCL-Poly Energy Holdings, Ltd. (a)	2,581,000	318,995
Golden Meditech Holdings, Ltd.	44,000	5,046
Haier Electronics Group Co., Ltd.	72,000	256,412
Hanergy Thin Film Power Group, Ltd. (a) (d)	856,000	—
Hengdeli Holdings, Ltd.	5,585,600	266,886
Hi Sun Technology China, Ltd. (a)	225,000	39,849
Hua Han Health Industry Holdings, Ltd. (a) (b) (d)	283,600	14,364
Huabao International Holdings, Ltd.	344,000	227,922
Huayi Tencent Entertainment Co., Ltd. (a) (b)	110,000	5,466
Imperial Pacific International Holdings, Ltd. (a) (b)	8,930,000	111,507

Security Description	Shares	Value
Ju Teng International Holdings, Ltd.	134,500	$33,247
Kingboard Chemical Holdings, Ltd.	441,340	2,015,983
Kingboard Laminates Holdings, Ltd.	225,500	326,974
Lee & Man Paper Manufacturing, Ltd.	76,000	80,277
Life Healthcare Group, Ltd. (a)	88,000	2,669
Millennium Pacific Group Holdings, Ltd. (a)	190,000	4,745
Munsun Capital Group, Ltd. (a) (b)	982,224	5,006
Neo Telemedia, Ltd.	3,516,000	77,055
NetDragon Websoft Holdings, Ltd. (b)	34,500	83,961
New Provenance Everlasting Holdings, Ltd. (a) (b)	3,648,030	74,836
NewOcean Energy Holdings, Ltd. (a) (b)	22,000	5,018
Nine Dragons Paper Holdings, Ltd.	810,000	1,211,651
Portico International Holdings, Ltd. (a)	37,000	12,682
Pou Sheng International Holdings, Ltd.	456,000	115,622
Qianhai Health Holdings, Ltd. (a)	59,221	596
Real Nutriceutical Group, Ltd. (a)	195,000	5,739
Shimao Property Holdings, Ltd.	666,000	1,883,873
SIM Technology Group, Ltd.	1,622,000	74,401
Sino Biopharmaceutical, Ltd.	1,326,000	2,601,888
Skyworth Digital Holdings, Ltd.	733,225	329,789
Solargiga Energy Holdings, Ltd. (a)	3,036,000	82,783
SSY Group, Ltd.	23,740	20,841
Sun Art Retail Group, Ltd.	408,000	474,630
Suncorp Technologies, Ltd. (a)	4,330,000	11,034
Tech Pro Technology Development, Ltd. (a) (e)	486,000	4,211
Tibet Water Resources, Ltd. (a)	67,000	26,550
United Laboratories International Holdings, Ltd. (a) (b)	12,000	12,431
Vision Values Holdings, Ltd. (a)	90,000	6,651
Wanda Hotel Development Co., Ltd. (a)	328,000	50,569
Wasion Group Holdings, Ltd. (b)	24,000	12,232
WH Group, Ltd. (c)	2,196,000	2,339,177
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	3,215
Xinyi Glass Holdings, Ltd.	854,000	1,286,174
Yip’s Chemical Holdings, Ltd.	10,000	3,695

		21,053,120

HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	256,002	2,795,656
OTP Bank PLC	129,255	5,815,144

78

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Richter Gedeon Nyrt	110,670	$2,312,929

		10,923,729

INDIA — 11.0%
Adani Enterprises, Ltd.	2,378	5,702
Adani Ports & Special Economic Zone, Ltd.	266,678	1,447,841
Adani Power, Ltd. (a)	3,460	1,257
Adani Transmission, Ltd. (a)	3,300	9,801
Aditya Birla Capital, Ltd. GDR (a)	322	721
AIA Engineering, Ltd.	3,541	78,256
Alok Industries, Ltd. (a)	1,263,036	57,127
Amtek Auto, Ltd. (a)	25,377	8,132
Anant Raj, Ltd.	369,961	264,332
Apollo Hospitals Enterprise, Ltd.	32,995	538,596
Ashok Leyland, Ltd.	198,542	442,766
Asian Paints, Ltd.	28,032	481,543
Aurobindo Pharma, Ltd.	107,700	921,173
Axis Bank, Ltd.	421,042	3,295,559
Bajaj Finance, Ltd.	16,654	451,334
Bajaj Hindusthan Sugar, Ltd. (a)	532,769	71,883
Balrampur Chini Mills, Ltd.	262,663	304,660
BF Investment, Ltd. (a)	64,921	279,356
Bharat Financial Inclusion, Ltd. (a)	16,812	282,732
Bharat Forge, Ltd.	13,817	148,218
Bharat Heavy Electricals, Ltd.	644,155	803,444
Bharat Petroleum Corp., Ltd.	73,961	484,726
Bharti Airtel, Ltd.	701,316	4,287,142
Bharti Infratel, Ltd.	114,138	588,263
Biocon, Ltd.	40,430	368,150
Bosch, Ltd.	427	117,959
Britannia Industries, Ltd.	27,664	2,108,296
Cipla, Ltd.	293,156	2,451,668
Coal India, Ltd.	216,390	939,922
CORE Education & Technologies, Ltd. (a) (d)	9,253	—
DCB Bank, Ltd.	778,123	1,927,361
Dewan Housing Finance Corp., Ltd.	217,222	1,699,063
Dr Reddy’s Laboratories, Ltd. ADR (b)	84,787	2,771,687
Educomp Solutions, Ltd. (a)	29,982	2,069
Eicher Motors, Ltd.	2,732	1,188,471
Era Infra Engineering, Ltd. (a) (d)	2,941	—
Fortis Healthcare, Ltd. (a)	153,193	289,725
GAIL India, Ltd.	429,949	2,165,840
GAIL India, Ltd. (a) (e)	143,316	721,946
Gammon India, Ltd. (a)	139,302	9,077
Gateway Distriparks, Ltd.	91,654	245,571
Gitanjali Gems, Ltd.	3,473	442
Glenmark Pharmaceuticals, Ltd.	24,606	198,556
Godrej Consumer Products, Ltd.	38,164	639,941
Godrej Industries, Ltd.	157,713	1,329,717
Grasim Industries, Ltd. GDR	230	3,726
Grasim Industries, Ltd.	31,377	505,569

Security Description	Shares	Value
GRUH Finance, Ltd.	257,707	$2,272,954
GTL Infrastructure, Ltd. (a)	1,523,200	60,721
GTL, Ltd. (a)	3,458	604
Gujarat NRE Coke, Ltd. (a) (e)	25,505	352
Gujarat Pipavav Port, Ltd.	12,241	27,280
GVK Power & Infrastructure, Ltd. (a)	678,690	146,723
HCL Technologies, Ltd.	165,499	2,457,807
HDFC Bank, Ltd.	220,439	6,374,719
Hero MotoCorp, Ltd.	93,857	5,098,251
Hindalco Industries, Ltd.	298,831	983,019
Hindustan Construction Co., Ltd. (a)	71,470	24,327
Hindustan Unilever, Ltd.	403,334	8,245,498
Housing Development & Infrastructure, Ltd. (a)	64,845	38,377
Housing Development Finance Corp., Ltd.	613,615	17,175,504
ICICI Bank, Ltd. ADR	850,956	7,530,961
Idea Cellular, Ltd. (a)	122,237	142,250
IDFC Bank, Ltd.	27	20
IDFC, Ltd.	18	13
Indiabulls Housing Finance, Ltd.	49,891	946,428
Indiabulls Real Estate, Ltd. (a)	111,378	309,859
Indian Hotels Co., Ltd.	403,176	799,902
Indian Oil Corp., Ltd.	198,674	537,947
IndusInd Bank, Ltd.	28,577	787,249
Infosys, Ltd. ADR (b)	837,144	14,943,020
IRB Infrastructure Developers, Ltd.	21,534	73,627
ITC, Ltd.	796,946	3,121,962
ITC, Ltd. GDR	60,326	236,321
IVRCL, Ltd. (a)	23,282	1,071
Jain Irrigation Systems, Ltd.	58,977	96,258
Jaiprakash Associates, Ltd. (a)	300,888	87,192
Jet Airways India, Ltd. (a)	83,315	777,625
Jindal Steel & Power, Ltd. (a)	28,269	94,964
Kotak Mahindra Bank, Ltd.	184,708	2,967,372
Lanco Infratech, Ltd. (a)	51,317	865
Larsen & Toubro, Ltd. GDR	272,374	5,474,717
LIC Housing Finance, Ltd.	92,719	759,702
Lupin, Ltd.	56,391	636,219
Magma Fincorp, Ltd.	42,624	99,009
Mahanagar Telephone Nigam, Ltd. (a)	259,382	74,567
Mahindra & Mahindra Financial Services, Ltd.	83,639	594,062
Mahindra & Mahindra, Ltd. GDR	407,700	4,688,550
Marico, Ltd.	43,669	218,306
Marksans Pharma, Ltd.	46,473	22,552
Maruti Suzuki India, Ltd.	66,707	9,062,895
Mindtree, Ltd.	16,687	197,504
Monnet Ispat & Energy, Ltd. (a)	13,336	3,077
MRF, Ltd.	876	973,934
NCC, Ltd.	100,098	180,408
NTPC, Ltd.	589,170	1,532,958
Oil & Natural Gas Corp., Ltd.	1,210,205	3,299,124
OnMobile Global, Ltd.	12,965	8,587

79

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Opto Circuits India, Ltd. (a)	7,471	$899
Page Industries, Ltd.	952	331,112
Paisalo Digital, Ltd.	10,341	47,962
Power Grid Corp. of India, Ltd.	152,889	453,006
PS IT Infrastructure & Services, Ltd. (a)	132	108
PTC India, Ltd.	269,773	361,508
Punj Lloyd, Ltd. (a)	22,533	5,839
Rajesh Exports, Ltd.	43,960	498,497
RattanIndia Infrastructure, Ltd. (a)	169,615	14,433
REI Agro, Ltd. (a) (e)	1,873,023	4,308
Reliance Capital, Ltd.	36,995	240,104
Reliance Communications, Ltd. (a)	422,235	140,806
Reliance Home Finance, Ltd. (a)	12,479	11,403
Reliance Industries, Ltd. GDR (c)	407,620	11,046,502
Reliance Infrastructure, Ltd.	109,073	714,926
Rolta India, Ltd. (a)	19,156	16,815
Ruchi Soya Industries, Ltd. (a)	144,973	35,453
Sharda Cropchem, Ltd.	10,351	60,506
Shree Renuka Sugars, Ltd. (a)	365,980	86,134
Shriram Transport Finance Co., Ltd.	38,529	850,428
Siemens, Ltd.	99,510	1,636,868
Sintex Industries, Ltd.	232,951	64,112
Sintex Plastics Technology, Ltd. (a)	70,273	61,953
State Bank of India GDR	47,464	1,832,110
Strides Shasun, Ltd.	10,446	107,172
Sun Pharma Advanced Research Co., Ltd. (a)	10,801	62,491
Sun Pharmaceutical Industries, Ltd.	350,345	2,659,480
Sun TV Network, Ltd.	32,995	429,298
Suzlon Energy, Ltd. (a)	1,888,700	309,852
Symphony, Ltd.	4,909	134,866
Tata Communications, Ltd.	74,138	704,929
Tata Consultancy Services, Ltd.	202,250	8,835,105
Tata Elxsi, Ltd.	12,039	181,882
Tata Motors, Ltd. ADR (a)	147,197	3,782,963
Tata Power Co., Ltd.	1,070,388	1,296,511
Tata Steel, Ltd.	157,422	1,378,312
Tech Mahindra, Ltd.	142,281	1,393,323
UltraTech Cement, Ltd.	7,921	479,717
Unitech, Ltd. (a)	534,381	45,473
United Breweries, Ltd.	23,285	338,395
United Spirits, Ltd. (a)	20,614	989,159
UPL, Ltd.	46,907	525,191
Vedanta, Ltd.	270,434	1,152,072
Videocon Industries, Ltd. (a)	79,375	15,882
VST Industries, Ltd.	8,747	393,725
Welspun India, Ltd.	65,871	58,628
Wipro, Ltd. ADR (b)	647,293	3,340,032
Wockhardt, Ltd. (a)	9,419	104,918
Yes Bank, Ltd.	164,963	771,047

Security Description	Shares	Value
Zee Entertainment Enterprises, Ltd.	182,093	$1,606,743

		188,739,491

INDONESIA — 2.8%
Alam Sutera Realty Tbk PT	2,891,300	79,383
Astra International Tbk PT	9,586,488	5,083,084
Bank Central Asia Tbk PT	6,324,787	10,704,016
Bank Danamon Indonesia Tbk PT	1,938,618	968,077
Bank Mandiri Persero Tbk PT	9,561,898	5,330,493
Bank Negara Indonesia Persero Tbk PT	777,000	489,593
Bank Rakyat Indonesia Persero Tbk PT	23,987,325	6,272,335
Barito Pacific Tbk PT (a)	7,590,600	1,273,600
Bekasi Fajar Industrial Estate Tbk PT	1,795,600	37,562
Bumi Resources Tbk PT (a)	1,115,100	23,165
Bumi Serpong Damai Tbk PT	1,521,500	196,715
Charoen Pokphand Indonesia Tbk PT	1,679,000	420,741
Ciputra Development Tbk PT	2,385,452	203,589
Citra Marga Nusaphala Persada Tbk PT (a)	649,241	68,378
Garuda Indonesia Persero Tbk PT (a)	5,113,400	109,195
Global Mediacom Tbk PT	254,300	9,882
Indocement Tunggal Prakarsa Tbk PT	210,800	244,983
Indofood Sukses Makmur Tbk PT	4,206,551	2,199,903
Indosat Tbk PT	1,010,300	348,569
Japfa Comfeed Indonesia Tbk PT	434,500	46,709
Kalbe Farma Tbk PT	21,085,367	2,297,298
Kawasan Industri Jababeka Tbk PT	1,982,631	37,730
Lippo Cikarang Tbk PT (a)	80,700	18,171
Lippo Karawaci Tbk PT	4,940,000	172,232
Matahari Putra Prima Tbk PT (a)	254,500	7,394
Mayora Indah Tbk PT	3,540,575	758,649
Medco Energi Internasional Tbk PT (a)	12,259,066	1,077,426
Media Nusantara Citra Tbk PT	337,100	34,647
Modernland Realty Tbk PT	3,087,400	78,040
Pakuwon Jati Tbk PT	2,176,000	99,574
Perusahaan Gas Negara Persero Tbk	5,781,900	965,925
Semen Indonesia Persero Tbk PT	339,900	255,527
Sigmagold Inti Perkasa Tbk PT (a) (e)	1,312,600	4,767
Summarecon Agung Tbk PT	1,684,100	110,703
Telekomunikasi Indonesia Persero Tbk PT	14,653,100	3,831,571
Tiga Pilar Sejahtera Food Tbk (a)	2,375,800	110,442
Unilever Indonesia Tbk PT	253,500	911,900

80

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
United Tractors Tbk PT	1,031,115	$2,396,635
XL Axiata Tbk PT (a)	305,125	55,850

		47,334,453

MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	35,000	2,141

MALAYSIA — 2.6%
Aeon Co. M Bhd	3,175,490	1,469,526
AEON Credit Service M Bhd	49,350	156,930
AirAsia Bhd	486,900	498,481
Alliance Bank Malaysia Bhd	1,875,800	2,070,751
Axiata Group Bhd	580,199	818,999
Berjaya Sports Toto Bhd	919,314	513,371
Bintulu Port Holdings Bhd (e)	94	143
British American Tobacco Malaysia Bhd	7,200	48,955
Bursa Malaysia Bhd	391,893	1,110,431
Capitaland Malaysia Mall Trust REIT	591,800	163,709
Carlsberg Brewery Malaysia Bhd Class B	967,976	4,719,759
CIMB Group Holdings Bhd	562,980	1,042,124
Dialog Group Bhd	6,655,067	5,092,812
DiGi.Com Bhd	2,435,400	2,915,176
Felda Global Ventures Holdings Bhd	156,500	67,164
Genting Bhd	1,469,000	3,304,111
Genting Malaysia Bhd	264,800	332,027
Guan Chong Bhd	369,000	129,741
Hap Seng Plantations Holdings Bhd	26,500	17,059
IHH Healthcare Bhd	371,900	576,887
IOI Corp. Bhd	2,331,360	2,881,050
IOI Properties Group Bhd	1,775,162	738,886
Iskandar Waterfront City Bhd (a)	133,000	38,511
KLCCP Stapled Group	257,600	475,508
KNM Group Bhd (a)	1,884,021	102,287
KPJ Healthcare Bhd	660,880	152,918
Lingkaran Trans Kota Holdings Bhd	168,400	243,806
Magnum Bhd	1,405,760	665,083
Malayan Banking Bhd	1,123,449	3,055,502
Malaysian Resources Corp. Bhd	3,492,100	875,733
MPHB Capital Bhd (a)	676,630	223,911
Naim Holdings Bhd (a)	87	22
OSK Holdings Bhd	4,079,359	1,033,550
Pavilion Real Estate Investment Trust	572,500	204,253
Petronas Chemicals Group Bhd	99,100	208,807
Pos Malaysia Bhd	452,600	418,901
Public Bank Bhd	412,100	2,556,980
Sapura Energy Bhd	205,600	26,843
Sime Darby Bhd	442,924	300,016
Sime Darby Plantation Bhd (a)	218,024	310,013
Sime Darby Property Bhd (a)	218,024	80,040
SP Setia Bhd Group	136,120	105,222
Sunway Real Estate Investment Trust	611,600	254,570

Security Description	Shares	Value
TA Enterprise Bhd	2,402,900	$329,249
TA Global Bhd	1,663,956	124,754
Telekom Malaysia Bhd	309,027	416,244
Tenaga Nasional Bhd	421,800	1,762,225
UEM Edgenta Bhd	295,000	176,939
UEM Sunrise Bhd (a)	1,937,488	498,397
UMW Holdings Bhd (a)	128,500	199,992
UMW Oil & Gas Corp. Bhd (a)	38,463	3,083
Unisem M Bhd	121,900	77,212
United Plantations Bhd	37,500	276,112
VS Industry Bhd	635,000	385,794
WCT Holdings Bhd (a)	3,516,796	1,209,240

		45,459,809

MEXICO — 3.5%
Alfa SAB de CV Class A	1,846,449	2,355,921
America Movil SAB de CV Series L	10,502,722	9,925,327
Axtel SAB de CV (a) (b)	746,786	167,330
Cemex SAB de CV Series CPO (a)	5,432,086	3,580,025
Coca-Cola Femsa SAB de CV Series L	273,010	1,798,230
Consorcio ARA SAB de CV	742,015	290,651
Desarrolladora Homex SAB de CV (a)	15,435	307
El Puerto de Liverpool SAB de CV Series C1 (b)	154,568	1,147,394
Fibra Uno Administracion SA de CV REIT	635,544	952,611
Fomento Economico Mexicano SAB de CV	906,720	8,236,903
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	200,672	3,368,664
Grupo Bimbo SAB de CV Series A	1,269,240	2,766,065
Grupo Elektra SAB DE CV (b)	23,044	643,947
Grupo Financiero Banorte SAB de CV Series O	714,480	4,349,860
Grupo Financiero Inbursa SAB de CV Series O (b)	572,729	944,116
Grupo Mexico SAB de CV Series B	1,413,616	4,689,207
Grupo Televisa SAB Series CPO (b)	849,334	2,690,826
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	731,174	1,291,827
Industrias CH SAB de CV Series B (b)	198,464	831,976
Industrias Penoles SAB de CV	68,793	1,384,114
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,130,769	2,108,712
Sare Holding SAB de CV Class B (a)	832,296	2,143
Telesites SAB de CV (a) (b)	529,902	414,260
TV Azteca SAB de CV Series CPO (b)	1,707,097	242,221

81

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Urbi Desarrollos Urbanos SAB de CV (a)	255,403	$93,467
Wal-Mart de Mexico SAB de CV	2,207,718	5,595,038

		59,871,142

MONACO — 0.0%(f)
GasLog, Ltd. (b)	7,530	123,868

NETHERLANDS — 0.0% (f)
VEON, Ltd. ADR (b)	170,558	450,273

PERU — 0.9%
Cia de Minas Buenaventura SAA ADR (g)	141,913	2,161,335
Cia de Minas Buenaventura SAA ADR (g)	5,932	86,963
Credicorp, Ltd.	30,548	6,935,618
Southern Copper Corp. (b) (g)	94,102	5,098,446
Southern Copper Corp. (g)	4,688	245,417
Volcan Cia Minera SAA Class B	2,087,904	776,425

		15,304,204

PHILIPPINES — 1.4%
Alliance Global Group, Inc. (a)	923,700	233,680
Ayala Land, Inc.	5,944,680	4,682,600
Bank of the Philippine Islands	2,142,557	4,804,354
BDO Unibank, Inc.	1,580,246	4,209,749
Bloomberry Resorts Corp. (a)	354,600	97,455
Cebu Air, Inc.	643,960	1,167,527
Cebu Holdings, Inc.	3,182,300	363,500
D&L Industries, Inc.	972,100	215,370
DoubleDragon Properties Corp. (a)	651,750	398,463
East West Banking Corp.	537,600	194,732
Filinvest Land, Inc.	27,294,000	863,113
First Philippine Holdings Corp.	180,390	228,178
Global Ferronickel Holdings, Inc. (a)	812,333	37,676
GMA Holdings, Inc.	1,547,500	182,399
GT Capital Holdings, Inc.	4,390	98,355
JG Summit Holdings, Inc.	215,270	258,683
Megawide Construction Corp. (a)	2,065,388	809,490
Megaworld Corp.	3,027,500	272,128
Nickel Asia Corp.	258,000	30,162
PLDT, Inc.	45,965	1,294,975
Puregold Price Club, Inc.	140,350	141,083
San Miguel Corp.	61,780	158,661
SM Investments Corp.	73,910	1,298,941
SM Prime Holdings, Inc.	1,374,290	887,616
Top Frontier Investment Holdings, Inc. (a)	8,171	43,222
Universal Robina Corp.	102,860	299,645
Vista Land & Lifescapes, Inc.	478,878	59,656

		23,331,413

POLAND — 1.1%
Asseco Poland SA	38,361	503,969
Bank Pekao SA	70,023	2,520,607
Bank Zachodni WBK SA	10,484	1,108,605

Security Description	Shares	Value
Bioton SA (a)	450	$562
Eurocash SA	3,544	24,314
Getin Holding SA (a)	137,432	46,141
Getin Noble Bank SA (a)	127,468	50,239
Globe Trade Centre SA	118,981	317,487
Grupa Lotos SA	74,414	1,147,070
KGHM Polska Miedz SA	74,947	1,899,658
LPP SA	73	185,414
mBank SA (a)	11,403	1,394,207
Orange Polska SA (a)	459,047	777,296
Orbis SA	36,026	1,020,209
PGE Polska Grupa Energetyczna SA (a)	261,211	755,730
Polimex-Mostostal SA (a)	6,647	7,568
Polski Koncern Naftowy ORLEN SA	99,179	2,435,681
Powszechna Kasa Oszczednosci Bank Polski SA (a)	207,615	2,451,158
Powszechny Zaklad Ubezpieczen SA	133,505	1,627,254

		18,273,169

QATAR — 0.5%
Aamal Co.	16,876	44,854
Industries Qatar QSC	19,810	571,672
Mannai Corp. QSC	12,637	195,003
Masraf Al Rayan QSC	141,147	1,369,614
Mazaya Qatar Real Estate Development QSC (a)	76,961	154,683
Medicare Group	10,167	191,448
National Leasing	113,412	320,431
Ooredoo QSC	36,182	819,807
Qatar Electricity & Water Co. QSC	3,294	170,036
Qatar Insurance Co. SAQ	39,528	407,002
Qatar National Bank QPSC	86,990	3,105,080
Qatari Investors Group QSC	36,186	336,623
Vodafone Qatar QSC (a)	140,523	335,295

		8,021,548

RUSSIA — 4.3%
Evraz PLC	86,517	527,336
Gazprom PJSC ADR	2,193,337	10,672,778
LSR Group PJSC, GDR	52,305	167,376
LUKOIL PJSC ADR	178,836	12,321,800
Magnit PJSC GDR	61,320	1,130,434
Mail.Ru Group, Ltd. GDR (a)	15,391	538,377
Mechel PJSC ADR (a) (b)	65,827	286,347
MMC Norilsk Nickel PJSC ADR	261,828	4,852,982
Mobile TeleSystems PJSC ADR	333,223	3,795,410
Novatek PJSC, GDR	34,583	4,737,871
Novolipetsk Steel PJSC, GDR	14,092	350,891
Novorossiysk Commercial Sea Port PJSC, GDR	21,999	222,190
Polymetal International PLC	47,667	490,806
Rosneft Oil Co. PJSC GDR	536,165	2,939,257
Rostelecom PJSC ADR	39,641	275,505

82

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Sberbank of Russia PJSC ADR (g)	339,107	$6,317,563
Sberbank of Russia PJSC ADR (g)	355,019	6,621,104
Severstal PJSC GDR	200,690	3,028,412
Sistema PJSC FC GDR	57,924	234,013
Surgutneftegas OJSC ADR	774,602	3,787,804
Tatneft PJSC ADR (b)	101,618	6,414,128
Tatneft PJSC ADR	12,997	834,797
TMK PJSC, GDR	19,817	111,768
VTB Bank PJSC GDR	882,251	1,727,448
X5 Retail Group NV GDR (a)	16,097	540,859
Yandex NV Class A (a)	44,271	1,746,491

		74,673,747

SOUTH AFRICA — 7.4%
Adbee Rf, Ltd. (a)	6,985	33,013
Adcock Ingram Holdings, Ltd.	38,881	232,589
Adcorp Holdings, Ltd.	224,685	319,523
African Phoenix Investments, Ltd. (a)	992,463	52,769
African Rainbow Minerals, Ltd.	47,936	410,230
Allied Electronics Corp., Ltd. (a)	52,875	57,611
Anglo American Platinum, Ltd.	13,164	359,965
AngloGold Ashanti, Ltd.	115,380	1,095,690
ArcelorMittal South Africa, Ltd. (a)	69,157	15,467
Aspen Pharmacare Holdings, Ltd.	114,912	2,516,305
Aveng, Ltd. (a)	258,482	21,815
Barclays Africa Group, Ltd.	155,386	2,487,750
Barloworld, Ltd.	110,593	1,549,959
Bid Corp., Ltd.	44,379	965,392
Bidvest Group, Ltd.	162,114	3,066,125
Coronation Fund Managers, Ltd.	233,603	1,591,822
Discovery, Ltd. (b)	159,279	2,291,978
FirstRand, Ltd. (b)	1,226,187	6,923,254
Foschini Group, Ltd.	106,258	2,006,560
Gold Fields, Ltd.	257,153	1,041,308
Grindrod, Ltd. (a)	435,088	505,269
Group Five, Ltd.	123,607	82,413
Growthpoint Properties, Ltd. REIT	355,773	853,045
Harmony Gold Mining Co., Ltd.	104,139	247,235
Impala Platinum Holdings, Ltd. (a) (b)	184,859	367,261
Imperial Holdings, Ltd. (b)	85,414	1,681,428
Investec, Ltd.	94,269	734,182
Invicta Holdings, Ltd.	176,388	751,775
Kumba Iron Ore, Ltd. (b)	18,427	440,195
Lewis Group, Ltd.	111,717	397,886
Massmart Holdings, Ltd.	72,736	994,470
Mediclinic International PLC	56,687	479,139
MMI Holdings, Ltd.	413,625	767,294
Mr. Price Group, Ltd.	75,815	1,823,591
MTN Group, Ltd. (b)	468,396	4,705,010
Murray & Roberts Holdings, Ltd.	309,656	360,650

Security Description	Shares	Value
Naspers, Ltd. Class N	134,550	$32,838,660
Nedbank Group, Ltd.	125,690	3,028,971
Netcare, Ltd.	973,029	2,299,383
Northam Platinum, Ltd. (a)	130,118	399,071
PPC, Ltd. (a)	222,514	147,419
PSG Group, Ltd.	105,724	2,008,254
Rand Merchant Investment Holdings, Ltd.	516,261	1,742,837
Remgro, Ltd.	219,572	4,113,935
RMB Holdings, Ltd.	418,339	2,723,904
Sanlam, Ltd.	658,712	4,742,115
Sappi, Ltd.	131,336	844,629
Sasol, Ltd.	154,619	5,261,907
Shoprite Holdings, Ltd.	220,524	4,700,914
Sibanye Gold, Ltd.	395,177	392,551
Standard Bank Group, Ltd.	423,815	7,821,911
Steinhoff International Holdings NV (b)	946,432	263,591
Sun International, Ltd. (a)	76,897	371,546
Telkom SA SOC, Ltd.	124,491	556,224
Tiger Brands, Ltd.	90,899	2,853,839
Trans Hex Group, Ltd. (a)	9,341	1,340
Truworths International, Ltd. (b)	184,256	1,672,164
Vodacom Group, Ltd.	162,909	2,104,566
Wilson Bayly Holmes-Ovcon, Ltd.	107,095	1,401,059
Woolworths Holdings, Ltd.	379,303	1,920,724

		126,441,482

TAIWAN — 13.8%
Acer, Inc. (a)	1,303,701	1,082,058
Adlink Technology, Inc.	367,665	766,678
Advanced Ceramic X Corp.	4,000	37,178
Advanced Semiconductor Engineering, Inc.	2,698,117	3,900,457
Advanced Wireless Semiconductor Co.	13,000	27,599
Advancetek Enterprise Co., Ltd.	1,342,996	912,005
Advantech Co., Ltd.	5,499	39,417
AGV Products Corp. (a)	2,226,415	568,115
Airmate Cayman International Co., Ltd.	11,000	8,941
APCB, Inc.	441,000	390,982
Asustek Computer, Inc.	368,340	3,429,856
AU Optronics Corp. ADR (b)	474,276	2,167,441
Audix Corp.	377,600	562,703
Bank of Kaohsiung Co., Ltd.	813,390	259,720
Basso Industry Corp.	1,262,900	2,252,317
Biostar Microtech International Corp. (a)	856,000	688,452
C Sun Manufacturing, Ltd. (a)	439,000	400,501
Carnival Industrial Corp. (a)	841,000	131,528
Catcher Technology Co., Ltd.	370,000	4,587,406
Cathay Financial Holding Co., Ltd.	2,225,541	3,953,871
Cathay No. 1 REIT	490,000	231,245
Center Laboratories, Inc. (a)	386,961	812,224
Chailease Holding Co., Ltd.	367,608	1,260,788

83

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Champion Building Materials Co., Ltd. (a)	490,000	$139,486
Chang Hwa Commercial Bank, Ltd.	3,903,465	2,255,835
Chang Wah Electromaterials, Inc.	7,431	38,102
Charoen Pokphand Enterprise	2,165,060	4,856,293
Chen Full International Co., Ltd.	12,000	18,500
Cheng Loong Corp.	365,000	203,425
Cheng Shin Rubber Industry Co., Ltd.	68,850	111,810
China Airlines, Ltd. (a)	881,000	321,797
China Chemical & Pharmaceutical Co., Ltd.	810,000	550,057
China Development Financial Holding Corp.	5,529,945	1,953,508
China Steel Chemical Corp.	373,595	1,947,609
China Steel Corp.	3,535,451	2,813,131
Chipbond Technology Corp.	66,000	155,057
Chong Hong Construction Co., Ltd.	7,717	22,365
Chung Hwa Pulp Corp.	882,794	346,675
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	370,000	341,993
Chunghwa Telecom Co., Ltd.	1,252,457	4,789,552
CMC Magnetics Corp. (a)	904,933	141,837
Coland Holdings, Ltd.	11,938	19,448
Compal Electronics, Inc.	2,220,774	1,511,896
Coxon Precise Industrial Co., Ltd. (a)	10,000	10,100
CTBC Financial Holding Co., Ltd.	6,193,527	4,439,576
Da-Li Development Co., Ltd.	511,444	617,444
Delta Electronics, Inc.	886,167	3,951,082
Dimerco Express Corp.	1,267,000	925,579
E.Sun Financial Holding Co., Ltd.	849,687	571,179
Eclat Textile Co., Ltd.	8,854	103,247
Elan Microelectronics Corp.	2,000	3,035
Elite Advanced Laser Corp.	11,520	44,054
Elite Material Co., Ltd.	13,000	42,669
Elite Semiconductor Memory Technology, Inc.	814,750	1,243,488
Episil-Precision, Inc. (a)	998	1,244
Epistar Corp. (a)	366,180	523,078
Etron Technology, Inc. (a)	12,445	5,122
Eva Airways Corp.	503,291	258,058
Excelsior Medical Co., Ltd.	72,344	119,965
Far Eastern New Century Corp.	2,582,850	2,325,336
Feng TAY Enterprise Co., Ltd.	15,747	71,560
Flytech Technology Co., Ltd.	8,854	24,384
Formosa Chemicals & Fibre Corp.	1,262,243	4,718,746
Formosa Petrochemical Corp.	59,000	239,788
Formosa Plastics Corp.	1,785,714	6,308,212
Founding Construction & Development Co., Ltd.	1,834,677	1,006,785
Foxconn Technology Co., Ltd.	508,223	1,361,327

Security Description	Shares	Value
Fubon Financial Holding Co., Ltd.	3,019,903	$5,189,050
Fullerton Technology Co., Ltd.	363,000	303,776
Fwusow Industry Co., Ltd.	885,383	560,254
Giant Manufacturing Co., Ltd.	72,302	379,401
Grape King Bio, Ltd.	73,664	646,774
Great Wall Enterprise Co., Ltd.	365,300	432,867
HannStar Display Corp.	483,500	166,656
Himax Technologies, Inc. ADR (b)	22,907	141,107
Hiwin Technologies Corp.	9,548	135,899
Hocheng Corp. (a)	1,322,000	431,644
Hon Hai Precision Industry Co., Ltd.	4,781,495	14,759,219
Hong TAI Electric Industrial	876,000	345,509
Hota Industrial Manufacturing Co., Ltd.	9,574	40,717
Hotai Motor Co., Ltd.	72,433	721,672
HTC Corp. (a)	436,198	991,869
Hua Nan Financial Holdings Co., Ltd.	3,940,683	2,365,194
Hung Sheng Construction, Ltd.	446,000	465,014
Ibase Technology, Inc.	823,222	1,291,711
Innolux Corp.	1,766,820	772,609
Iron Force Industrial Co., Ltd.	6,000	20,311
Janfusun Fancyworld Corp. (a)	886,112	68,380
KEE TAI Properties Co., Ltd.	422,000	148,352
Kenda Rubber Industrial Co., Ltd.	4,766	5,991
Kerry TJ Logistics Co., Ltd.	435,000	564,693
Kindom Construction Corp.	371,000	260,846
Kung Long Batteries Industrial Co., Ltd.	9,000	44,912
Kuoyang Construction Co., Ltd. (a)	363,225	206,173
Kwong Fong Industries Corp.	55,776	31,659
Land Mark Optoelectronics Corp.	2,600	33,886
Largan Precision Co., Ltd.	6,000	682,169
Leofoo Development Co., Ltd. (a)	879,645	224,761
Li Cheng Enterprise Co., Ltd.	9,225	15,788
Lite-On Technology Corp.	1,263,265	1,763,380
Long Bon International Co., Ltd.	11,000	5,319
Long Chen Paper Co., Ltd.	6,595,165	7,419,193
Makalot Industrial Co., Ltd.	4,139	19,519
MediaTek, Inc.	435,329	4,942,000
Medigen Biotechnology Corp. (a)	5,248	7,020
Mega Financial Holding Co., Ltd.	2,649,333	2,276,153
Merida Industry Co., Ltd.	2,100	9,867
Merry Electronics Co., Ltd.	13,356	76,498
Mosel Vitelic, Inc. (a)	759	725
Namchow Holdings Co., Ltd.	434,000	902,027
Nan Ya Plastics Corp.	1,777,486	4,986,739
Nanya Technology Corp.	3,982	12,605
National Petroleum Co., Ltd.	2,140,003	2,979,872
Neo Solar Power Corp. (a)	63,938	28,398

84

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
New Era Electronics Co., Ltd.	70,000	$43,935
Newmax Technology Co., Ltd. (a)	67,185	98,046
Nexcom International Co., Ltd.	452,638	449,424
Novatek Microelectronics Corp.	354,225	1,603,653
OBI Pharma, Inc. (a)	3,000	18,829
Pacific Hospital Supply Co., Ltd.	68,000	176,081
Pan Jit International, Inc.	9,000	14,924
Parade Technologies, Ltd.	4,000	77,923
PChome Online, Inc.	3,519	19,431
Pegatron Corp.	436,686	1,087,334
Phytohealth Corp. (a)	9,000	7,562
Pihsiang Machinery Manufacturing Co., Ltd. (a) (d)	51,000	—
Pou Chen Corp.	1,584,462	2,103,052
Powertech Technology, Inc.	448,285	1,397,575
Promate Electronic Co., Ltd.	438,000	430,384
ProMOS Technologies, Inc. (a) (d)	257	—
Quanta Computer, Inc.	1,696,664	3,421,609
Radiant Opto-Electronics Corp.	14,000	34,331
Sampo Corp.	1,503,000	719,102
Sesoda Corp.	520,574	533,840
Shih Wei Navigation Co., Ltd. (a)	870,321	217,304
Shin Kong Financial Holding Co., Ltd.	2,137,663	810,137
Silicon Motion Technology Corp. ADR	6,261	301,279
Siliconware Precision Industries Co., Ltd.	875,473	1,528,332
Sinbon Electronics Co., Ltd.	456,068	1,198,162
Sinon Corp.	877,000	515,847
SinoPac Financial Holdings Co., Ltd.	5,683,907	2,007,897
Sinphar Pharmaceutical Co., Ltd.	501,524	409,379
Solar Applied Materials Technology Co. (a)	696,418	517,113
Solartech Energy Corp. (a)	10,041	4,684
Stark Technology, Inc.	403,400	506,377
Supreme Electronics Co., Ltd.	1,253,818	1,369,623
Ta Ya Electric Wire & Cable (a)	2,654,000	1,365,367
Tainan Enterprises Co., Ltd.	373,000	299,991
Taishin Financial Holding Co., Ltd.	5,242,615	2,571,231
Taisun Enterprise Co., Ltd. (a)	957,000	564,544
Taiwan Cement Corp.	2,138,533	2,680,776
Taiwan Chinsan Electronic Industrial Co., Ltd.	75,000	168,999
Taiwan Cogeneration Corp.	375,000	347,901
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	48,868
Taiwan FU Hsing Industrial Co., Ltd.	367,000	463,203
Taiwan Land Development Corp. (a)	1,353,750	445,261

Security Description	Shares	Value
Taiwan Mobile Co., Ltd.	4,000	$14,954
Taiwan Paiho, Ltd.	377,433	1,049,827
Taiwan Pulp & Paper Corp. (a)	2,185,000	1,363,892
Taiwan Sakura Corp.	463,200	606,066
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173,372	7,586,759
Taiwan Semiconductor Manufacturing Co., Ltd.	4,822,500	40,357,033
Taiwan TEA Corp.	814,913	410,852
Taiwan Union Technology Corp.	884,000	2,792,345
Taiyen Biotech Co., Ltd.	428,500	414,436
Tatung Co., Ltd. (a)	1,240,885	897,989
TPK Holding Co., Ltd. (a)	8,000	19,865
Transasia Airways Corp. (a) (d)	361,784	—
Tripod Technology Corp.	448,320	1,508,392
TrueLight Corp.	9,100	9,426
Tung Thih Electronic Co., Ltd.	5,000	21,350
Uni-President Enterprises Corp.	877,993	2,056,690
United Microelectronics Corp. ADR (b)	1,735,440	4,494,790
Unity Opto Technology Co., Ltd. (a)	12,759	4,249
Ve Wong Corp.	436,000	393,278
Visual Photonics Epitaxy Co., Ltd.	491,151	1,895,068
Wei Chuan Foods Corp. (a)	362,000	300,456
Wei Mon Industry Co., Ltd. (a) (d)	240,450	—
Weikeng Industrial Co., Ltd.	448,526	337,660
Winbond Electronics Corp.	381,670	255,913
Wistron Corp.	1,261,911	1,079,833
Yulon Finance Corp.	9,000	37,504
Zeng Hsing Industrial Co., Ltd.	70,350	316,077
Zenitron Corp.	894,000	702,150

		237,309,258

THAILAND — 3.3%
Advanced Info Service PCL (e)	741,515	4,884,940
Airports of Thailand PCL (e)	1,180,300	2,491,199
Bangkok Dusit Medical Services PCL (e)	345,900	259,950
Bangkok Expressway & Metro PCL (e)	21,690,908	4,994,389
Bangkok Land PCL (e)	4,705,600	276,889
Bank of Ayudhya PCL	154,000	200,688
Banpu PCL (e)	1,475,860	934,507
BEC World PCL (e)	177,400	71,482
BTS Group Holdings PCL (e)	220,500	58,527
Bumrungrad Hospital PCL (e)	45,500	301,199
Central Pattana PCL (e)	352,000	883,658
Central Plaza Hotel PCL (e)	262,700	403,249
CH Karnchang PCL (e)	44,248	33,253
Charoen Pokphand Foods PCL (e)	132,300	106,830
CP ALL PCL (e)	1,226,600	3,412,670
Electricity Generating PCL (e)	532,374	3,898,741
IRPC PCL (e)	6,117,858	1,418,435
Jasmine International PCL (e)	1,848,141	363,482
Kasikornbank PCL (e)	393,600	2,681,062

85

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Krung Thai Bank PCL (e)	305,100	$185,382
Land & Houses PCL (e)	472,400	158,625
Minor International PCL (e)	50,728	61,646
Pruksa Holding PCL (e)	176,900	122,761
PTT Exploration & Production PCL (e)	773,530	2,832,401
PTT Global Chemical PCL (e)	139,500	422,693
PTT PCL (e)	391,936	6,868,594
Quality Houses PCL (e)	1,645,383	153,646
Sansiri PCL (e)	1,715,233	91,055
Siam Cement PCL (e)	264,723	4,182,065
Siam Commercial Bank PCL (e)	788,802	3,569,411
Siam Future Development PCL (e)	1,192,513	343,224
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	581,066	332,622
Thai Airways International PCL (a) (e)	434,400	212,546
Thai Beverage PCL (b)	2,683,200	1,596,047
Thai Oil PCL (e)	749,995	2,176,592
Thaicom PCL (e)	265,600	101,076
TICON Industrial Connection PCL (e)	781,880	442,574
Tisco Financial Group PCL NVDR	43,000	121,011
Tisco Financial Group PCL (e)	926,818	2,608,250
TMB Bank PCL (e)	30,573,517	2,463,872
Total Access Communication PCL (a) (e)	45,000	64,759
True Corp. PCL (e)	3,402,510	756,234
TTCL PCL (e)	44,800	11,318
U City PCL (a) (e)	55,879,500	53,610

		57,607,164

TURKEY — 1.2%
Akbank Turk A/S	692,084	1,670,198
Anadolu Efes Biracilik Ve Malt Sanayii A/S	148,745	1,016,816
Aselsan Elektronik Sanayi Ve Ticaret A/S	41,070	318,284
BIM Birlesik Magazalar A/S	27,110	488,287
Coca-Cola Icecek A/S	3,094	28,149
Dogan Sirketler Grubu Holding A/S (a)	987,767	331,633
Eregli Demir ve Celik Fabrikalari TAS	1,023,388	2,686,736
Haci Omer Sabanci Holding A/S	369,181	976,679
KOC Holding A/S	554,111	2,277,207
Migros Ticaret A/S (a)	5,749	34,395
Tupras Turkiye Petrol Rafinerileri A/S	75,703	2,100,207
Turk Hava Yollari AO (a)	181,733	890,452
Turkcell Iletisim Hizmetleri A/S	318,212	1,209,742
Turkiye Garanti Bankasi A/S	1,373,113	3,778,192
Turkiye Halk Bankasi A/S	70,846	161,851
Turkiye Is Bankasi A/S Class C	864,515	1,556,013
Turkiye Vakiflar Bankasi TAO	120,800	198,213
Ulker Biskuvi Sanayi A/S	191,006	1,058,841

Security Description	Shares	Value
Yapi ve Kredi Bankasi A/S (a)	556,141	$624,735

		21,406,630

UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	624,100	1,121,443
Agthia Group PJSC	35,863	42,961
Air Arabia PJSC	1,441,800	447,496
Ajman Bank PJSC (e)	595,778	164,638
Al Waha Capital PJSC	266,355	158,087
Aldar Properties PJSC	1,209,581	701,445
Arabtec Holding PJSC (a)	188,641	114,530
Bank of Sharjah	230,323	68,978
DAMAC Properties Dubai Co. PJSC	1,002,468	816,058
Depa, Ltd.	120,293	48,799
Deyaar Development PJSC (a)	898,807	116,480
DP World, Ltd.	49,386	1,111,185
Dubai Financial Market PJSC (a)	541,753	153,396
Dubai Investments PJSC	487,034	277,131
Emaar Malls PJSC	289,046	169,194
Emaar Properties PJSC	1,044,471	1,649,314
Eshraq Properties Co. PJSC (a)	690,450	135,345
First Abu Dhabi Bank PJSC	522,475	1,664,296
Gulf General Investment Co. (a) (e)	469,156	42,023
Gulf Pharmaceutical Industries PSC	81,964	51,325
Invest bank PSC	59,153	38,652
National Central Cooling Co. PJSC	1,087,135	458,769
Orascom Construction, Ltd. (a)	3,310	28,764
RAK Properties PJSC	1,071,683	198,406
Ras Al Khaimah Ceramics	86,729	59,031
SHUAA Capital PSC (a)	1,498,243	428,303
Union National Bank PJSC	225,268	217,724
Union Properties PJSC (a)	426,038	100,797

		10,584,570

UNITED KINGDOM — 0.0% (f)
Tiso Blackstar Group SE	871	379

TOTAL COMMON STOCKS (Cost $1,626,921,680)		1,707,282,245

PREFERRED STOCKS — 0.0% (f)
SOUTH AFRICA — 0.0% (f)
Zambezi Platinum RF, Ltd. Preference Shares (Cost $148,254)	33,422	169,271

WARRANTS — 0.0% (f)
INDONESIA — 0.0% (f)
Medco Energi Internasional Tbk PT (expiring 12/11/20) (a)	1,696,566	77,635

86

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 0.0% (f)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	$15,529

SOUTH AFRICA — 0.0% (f)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	226

TOTAL WARRANTS (Cost $0)		93,390

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
PDG Realty SA Empreendimentos e Participacoes (expiring 4/30/18) (a) (Cost $0)	3,501	32

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h) (i)	4,427,757	4,427,757
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	37,930,341	37,930,341

TOTAL SHORT-TERM INVESTMENTS (Cost $42,358,098)		42,358,098

TOTAL INVESTMENTS — 101.8% (Cost $1,669,428,032)		1,749,903,036

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(30,253,971)

NET ASSETS — 100.0%		$1,719,649,065

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $33,405, representing less than 0.05% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $56,299,184 representing 3.3% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	13	04/27/2018	$528,197	$530,010	$1,813

During the period ended March 31, 2018, average notional value related to futures contracts was $519,369 or less than 0.5% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$145,835,883	$—	$—	$145,835,883
Chile	30,236,892	—	—	30,236,892
China	541,604,875	—	17,092	541,621,967
Colombia	9,080,559	—	—	9,080,559

87

SPDR PORTFOLIO EMERGING MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Czech Republic	$4,750,366	$—	$—		$4,750,366
Egypt	5,755,218	—	—		5,755,218
Greece	3,089,770	—	—		3,089,770
Hong Kong	21,032,596	4,211	16,313		21,053,120
Hungary	10,923,729	—	—		10,923,729
India	188,012,885	726,606	0	(a)	188,739,491
Indonesia	47,329,686	4,767	—		47,334,453
Macau	2,141	—	—		2,141
Malaysia	45,459,666	143	—		45,459,809
Mexico	59,871,142	—	—		59,871,142
Monaco	123,868	—	—		123,868
Netherlands	450,273	—	—		450,273
Peru	15,304,204	—	—		15,304,204
Philippines	23,331,413	—	—		23,331,413
Poland	18,273,169	—	—		18,273,169
Qatar	8,021,548	—	—		8,021,548
Russia	74,673,747	—	—		74,673,747
South Africa	126,441,482	—	—		126,441,482
Taiwan	237,309,258	—	0	(a)	237,309,258
Thailand	2,250,368	55,356,796	—		57,607,164
Turkey	21,406,630	—	—		21,406,630
United Arab Emirates	10,377,909	206,661	—		10,584,570
United Kingdom	379	—	—		379
Preferred Stocks
South Africa	169,271	—	—		169,271
Warrants
Indonesia	77,635	—	—		77,635
Malaysia	15,529	—	—		15,529
South Africa	226	—	—		226
Rights
Brazil	32	—	—		32
Short-Term Investments	42,358,098	—	—		42,358,098

TOTAL INVESTMENTS	$1,693,570,447	$56,299,184	$33,405		$1,749,903,036

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	1,813	—	—		1,813

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,693,572,260	$56,299,184	$33,405		$1,749,904,849

(a)	Fund held Level 3 securities that were valued at $ 0 at March 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$90,676,387	$86,248,630	$—	$—	4,427,757	$4,427,757	$12,171	$—
State Street Navigator Securities Lending Government Money Market Portfolio	8,647,800	8,647,800	84,715,944	55,433,403	—	—	37,930,341	37,930,341	133,723	—

Total		8,647,800	$175,392,331	$141,682,033	$—	$—		$42,358,098	$145,894	$—

88

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.6%
Abacus Property Group REIT	37,637	$100,177
AGL Energy, Ltd.	85,846	1,427,588
Alumina, Ltd.	845,312	1,530,216
Amcor, Ltd.	234,554	2,549,390
AMP, Ltd.	475,297	1,819,237
Ansell, Ltd.	74,903	1,451,297
APA Group	348,790	2,108,210
Aristocrat Leisure, Ltd.	151,948	2,804,234
Arrium, Ltd. (a) (b) (c)	163,093	—
Atlassian Corp. PLC Class A (b)	14,769	796,344
Australia & New Zealand Banking Group, Ltd.	352,176	7,255,869
Bendigo & Adelaide Bank, Ltd.	73,637	555,795
BHP Billiton PLC	240,492	4,735,215
BHP Billiton, Ltd.	402,120	8,701,266
BlueScope Steel, Ltd.	108,085	1,251,061
Boral, Ltd.	87,468	499,167
Brambles, Ltd.	341,914	2,617,406
BWP Trust REIT	521,315	1,207,621
Caltex Australia, Ltd.	34,457	829,910
carsales.com, Ltd.	46,333	480,142
Challenger, Ltd.	84,931	751,789
Coca-Cola Amatil, Ltd.	80,698	536,668
Cochlear, Ltd.	7,071	985,072
Commonwealth Bank of Australia	215,502	11,952,901
Computershare, Ltd.	219,271	2,911,400
CSL, Ltd.	65,087	7,761,338
CSR, Ltd.	305,288	1,213,007
Dexus REIT	140,025	1,001,026
Domain Holdings Australia, Ltd.	20,659	51,501
Fairfax Media, Ltd.	206,740	107,041
Fortescue Metals Group, Ltd.	218,821	726,776
Goodman Group REIT	202,106	1,306,864
GPT Group REIT	225,126	818,517
GWA Group, Ltd.	280,086	721,862
Harvey Norman Holdings, Ltd. (c)	74,717	211,480
Healthscope, Ltd.	264,450	392,508
Iluka Resources, Ltd.	67,578	547,385
Incitec Pivot, Ltd.	213,869	575,809
Infigen Energy (b)	200,416	89,932
Ingenia Communities Group REIT	190,805	406,872
Insurance Australia Group, Ltd.	543,434	3,117,971
LendLease Group	213,547	2,835,399
Macquarie Group, Ltd.	57,471	4,536,154
Medibank Pvt, Ltd.	351,480	781,848
Mirvac Group REIT	230,063	379,410
National Australia Bank, Ltd.	313,303	6,846,690
Newcrest Mining, Ltd.	111,173	1,667,984
Oil Search, Ltd.	149,270	818,657
Orica, Ltd.	38,992	531,181
Origin Energy, Ltd. (b)	287,350	1,917,583
Orora, Ltd.	240,733	609,359
OZ Minerals, Ltd.	61,177	421,863

Security Description	Shares	Value
Perpetual, Ltd.	38,683	$1,381,222
QBE Insurance Group, Ltd.	172,483	1,274,079
Ramsay Health Care, Ltd.	16,504	788,933
REA Group, Ltd.	6,670	405,256
Santos, Ltd. (b)	320,309	1,245,664
Scentre Group REIT	667,204	1,960,113
SEEK, Ltd.	45,246	645,531
Sonic Healthcare, Ltd.	77,130	1,353,639
South32, Ltd. (d)	636,745	1,572,471
Stockland REIT	317,797	982,378
Suncorp Group, Ltd.	164,218	1,680,352
Sydney Airport	141,724	729,440
Tabcorp Holdings, Ltd.	393,342	1,324,520
Telstra Corp., Ltd.	553,550	1,333,246
TPG Telecom, Ltd. (c)	30,510	128,481
Transurban Group Stapled Security	238,606	2,090,120
Treasury Wine Estates, Ltd.	159,845	2,067,189
Vicinity Centres REIT	416,983	770,831
Wesfarmers, Ltd.	150,953	4,812,170
Westfield Corp. REIT	257,710	1,684,203
Westpac Banking Corp.	407,780	8,951,982
Woodside Petroleum, Ltd.	130,228	2,920,824
Woolworths, Ltd.	207,566	4,185,723
WorleyParsons, Ltd.	68,748	756,721

		145,299,080

AUSTRIA — 0.3%
ams AG	7,802	813,605
ANDRITZ AG	4,550	254,050
Erste Group Bank AG	45,033	2,259,661
OMV AG	44,685	2,598,313
Raiffeisen Bank International AG (b)	16,904	656,737
Voestalpine AG	39,821	2,084,818

		8,667,184

BELGIUM — 1.2%
Ackermans & van Haaren NV	2,867	501,395
Aedifica SA REIT	9,150	841,734
Ageas	58,947	3,041,932
Anheuser-Busch InBev SA	123,856	13,599,518
Bekaert SA	12,462	530,600
Colruyt SA	7,935	438,368
Galapagos NV (b) (c)	5,449	544,828
Gimv NV	2,442	147,612
Groupe Bruxelles Lambert SA	10,315	1,177,252
KBC Group NV	43,122	3,750,537
Proximus SADP	18,161	563,520
Solvay SA	9,478	1,315,439
UCB SA	29,779	2,423,758
Umicore SA	25,156	1,328,173

		30,204,666

CANADA — 7.7%
AGF Management, Ltd. Class B	84,585	430,388
Agnico Eagle Mines, Ltd.	29,013	1,219,705
Air Canada (b)	33,522	696,051
Alamos Gold, Inc. Class A	48,765	253,423

89

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Algonquin Power & Utilities Corp. (c)	33,918	$335,957
Alimentation Couche-Tard, Inc. Class B (c)	53,529	2,394,429
AltaGas, Ltd. (c)	18,565	343,292
ARC Resources, Ltd. (c)	47,388	516,058
Atco, Ltd. Class I	9,478	304,208
Athabasca Oil Corp. (b)	43,561	40,208
Avigilon Corp. (b)	8,679	181,624
B2Gold Corp. (b)	141,186	386,571
Badger Daylighting, Ltd. (c)	8,330	166,503
Bank of Montreal (c)	76,708	5,790,361
Bank of Nova Scotia	152,180	9,367,465
Barrick Gold Corp.	153,284	1,908,248
BCE, Inc.	34,805	1,496,676
BlackBerry, Ltd. (b)	82,097	943,073
Bombardier, Inc. Class B (b)	305,140	887,551
Brookfield Asset Management, Inc. Class A	133,963	5,218,245
CAE, Inc.	36,613	681,000
Cameco Corp. (c)	84,844	770,621
Canadian Imperial Bank of Commerce (c)	56,403	4,975,101
Canadian National Railway Co.	101,906	7,442,675
Canadian Natural Resources, Ltd.	165,903	5,211,613
Canadian Pacific Railway, Ltd.	25,265	4,452,362
Canadian Solar, Inc. (b) (c)	5,780	94,041
Canadian Tire Corp., Ltd. Class A (c)	10,705	1,406,575
Canadian Utilities, Ltd. Class A	14,866	396,542
Canadian Western Bank (c)	56,355	1,444,664
CCL Industries, Inc. Class B	15,327	773,215
Cenovus Energy, Inc.	97,732	831,584
CES Energy Solutions Corp.	39,821	181,615
CGI Group, Inc. Class A (b)	53,956	3,109,506
CI Financial Corp. (c)	30,626	655,635
Cineplex, Inc. (c)	7,935	192,951
Constellation Software, Inc.	2,513	1,703,889
Crescent Point Energy Corp. (c)	90,365	613,998
CT Real Estate Investment Trust	37,015	381,849
Detour Gold Corp. (b)	24,454	247,338
Dollarama, Inc.	14,428	1,752,287
ECN Capital Corp.	40,898	109,125
Eldorado Gold Corp. (b) (c)	65,944	55,241
Element Fleet Management Corp. (c)	48,961	157,602
Emera, Inc.	18,583	587,507
Empire Co., Ltd.	20,462	410,430
Enbridge Income Fund Holdings, Inc. (c)	12,356	267,582
Enbridge, Inc.	201,959	6,347,395
Encana Corp.	119,855	1,317,313
Enerplus Corp.	19,858	223,186
Exchange Income Corp. (c)	18,178	435,116
Fairfax Financial Holdings, Ltd.	4,888	2,476,018
Finning International, Inc.	17,731	427,304
Firm Capital Mortgage Investment Corp.	73,885	742,145

Security Description	Shares	Value
First Capital Realty, Inc.	17,025	$268,729
First Majestic Silver Corp. (b) (c)	34,892	213,533
First Quantum Minerals, Ltd.	84,967	1,192,207
Fortis, Inc. (c)	51,459	1,735,856
Franco-Nevada Corp. (c)	21,596	1,472,397
George Weston, Ltd.	5,862	471,597
Gildan Activewear, Inc.	29,425	849,257
Goldcorp, Inc.	119,203	1,644,849
Gran Tierra Energy, Inc. (b)	63,466	176,233
Great-West Lifeco, Inc.	38,571	983,684
H&R Real Estate Investment Trust	17,025	277,708
Home Capital Group, Inc. (c)	8,692	91,420
Husky Energy, Inc.	75,906	1,085,675
Hydro One, Ltd. (e)	21,116	342,638
IAMGOLD Corp. (b)	107,269	555,794
Imperial Oil, Ltd. (c)	31,416	831,424
Industrial Alliance Insurance & Financial Services, Inc.	12,858	528,582
Innergex Renewable Energy, Inc. (c)	64,213	655,951
Intact Financial Corp.	17,845	1,339,984
Inter Pipeline, Ltd. (c)	42,720	740,911
International Petroleum Corp. (b)	9,497	39,293
K-Bro Linen, Inc.	17,731	498,270
Keyera Corp.	21,874	568,546
Kinross Gold Corp. (b)	139,393	550,328
Linamar Corp.	6,280	342,824
Loblaw Cos., Ltd. (c)	24,092	1,216,326
Lundin Mining Corp.	93,759	614,515
Magna International, Inc.	49,850	2,805,984
Manulife Financial Corp.	264,033	4,898,716
Maxar Technologies, Ltd.	5,780	267,111
Methanex Corp.	10,713	648,555
Metro, Inc. (c)	31,175	993,828
National Bank of Canada	47,562	2,237,083
New Gold, Inc. (b)	75,931	196,711
Nutrien, Ltd. (c)	113,554	5,363,043
Obsidian Energy, Ltd. (b) (c)	64,770	64,808
Onex Corp.	10,355	746,315
Open Text Corp. (c)	27,729	963,982
Pan American Silver Corp.	18,976	305,706
Parex Resources, Inc. (b)	46,242	649,917
Pembina Pipeline Corp.	49,962	1,557,861
Pengrowth Energy Corp. (b) (c)	58,394	37,593
Peyto Exploration & Development Corp. (c)	16,900	141,571
Power Corp. of Canada	47,388	1,080,634
Power Financial Corp.	39,452	987,180
PrairieSky Royalty, Ltd. (c)	26,077	569,780
Precision Drilling Corp. (b)	39,311	109,159
Pure Industrial Real Estate Trust	106,847	666,317
Quebecor, Inc. Class B	21,000	401,187
Restaurant Brands International, Inc.	28,982	1,648,214
RioCan Real Estate Investment Trust	19,822	363,461

90

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Ritchie Bros Auctioneers, Inc. (c)	13,609	$427,508
Rogers Communications, Inc. Class B	71,672	3,198,764
Royal Bank of Canada	179,931	13,889,264
Russel Metals, Inc.	7,497	163,169
Saputo, Inc.	33,312	1,068,413
Secure Energy Services, Inc. (c)	24,380	138,801
SEMAFO, Inc. (b)	58,556	168,503
Seven Generations Energy, Ltd. Class A (b)	22,116	274,467
Shaw Communications, Inc. Class B	103,594	1,994,340
Sherritt International Corp. (b) (c)	92,471	81,049
Shopify, Inc. Class A (b)	7,378	917,464
SNC-Lavalin Group, Inc. (c)	25,254	1,108,101
Stantec, Inc. (c)	9,873	243,446
Stars Group, Inc. (b)	23,579	650,354
Sun Life Financial, Inc. (c)	98,187	4,029,532
Suncor Energy, Inc.	244,513	8,437,761
Teck Resources, Ltd. Class B	74,644	1,921,030
TELUS Corp.	59,751	2,096,673
Thomson Reuters Corp.	53,875	2,080,618
TMX Group, Ltd.	6,237	361,618
Toromont Industries, Ltd.	9,873	428,309
Toronto-Dominion Bank	249,991	14,176,337
Tourmaline Oil Corp. (c)	16,133	273,419
TransCanada Corp. (c)	112,647	4,655,290
Trinidad Drilling, Ltd. (b) (c)	28,942	39,959
Turquoise Hill Resources, Ltd. (b)	120,970	369,689
Valeant Pharmaceuticals International, Inc. (b)	42,736	679,864
Vermilion Energy, Inc. (c)	14,122	455,015
Waste Connections, Inc.	32,664	2,342,028
West Fraser Timber Co., Ltd.	5,299	351,869
Wheaton Precious Metals Corp.	50,670	1,031,675
Whitecap Resources, Inc. (c)	45,837	280,159
Yamana Gold, Inc.	148,518	410,102
Yellow Pages, Ltd. (b) (c)	14,422	78,193

		199,571,091

CHILE — 0.0% (f)
Antofagasta PLC	43,660	564,078

CHINA — 0.1%
APT Satellite Holdings, Ltd.	460,000	211,587
China Everbright Water, Ltd.	292,515	94,806
Chong Hing Bank, Ltd.	1,385	2,760
ENN Energy Holdings, Ltd.	38,000	339,411
Fosun International, Ltd.	247,000	535,020
HC International, Inc.	184,500	133,762
Sino Grandness Food Industry Group, Ltd. (b) (c)	917,745	137,176

		1,454,522

DENMARK — 1.4%
AP Moeller - Maersk A/S Class B	817	1,259,557

Security Description	Shares	Value
AP Moller - Maersk A/S Class A	408	$596,090
Carlsberg A/S Class B	13,208	1,570,778
Chr Hansen Holding A/S	12,360	1,062,476
Coloplast A/S Class B	11,107	935,708
Danske Bank A/S	127,307	4,734,445
DONG Energy A/S (e)	25,653	1,659,155
DSV A/S	22,345	1,748,624
FLSmidth & Co. A/S	23,358	1,498,004
Genmab A/S (b)	6,949	1,488,195
GN Store Nord A/S	18,207	641,055
ISS A/S	22,788	840,700
Jyske Bank A/S	6,122	361,407
Novo Nordisk A/S Class B	249,053	12,224,796
Novozymes A/S Class B	27,746	1,430,126
Pandora A/S	15,666	1,679,580
SimCorp A/S	4,999	346,249
TDC A/S (b)	33,166	274,263
Vestas Wind Systems A/S	34,349	2,435,810

		36,787,018

FINLAND — 0.9%
Amer Sports Oyj (b)	17,024	524,890
Caverion Oyj (b) (c)	33,250	250,876
Elisa Oyj (c)	19,408	877,661
Fortum Oyj (c)	57,075	1,224,880
Kemira Oyj	12,524	160,187
Kesko Oyj Class B	9,543	546,450
Kone Oyj Class B	48,756	2,430,284
Konecranes Oyj	8,730	378,358
Metso Oyj (c)	16,088	506,715
Neste Oyj (c)	16,108	1,121,270
Nokia Oyj (d)	503,113	2,775,110
Nokia Oyj (d)	270,199	1,487,727
Nokian Renkaat Oyj (c)	14,121	640,832
Orion Oyj Class B	12,805	391,659
Sampo Oyj Class A	60,460	3,365,387
Sanoma Oyj	10,027	117,459
Stockmann Oyj Abp Class B (b) (c)	4,521	21,184
Stora Enso Oyj Class R (c)	71,372	1,310,070
Tikkurila Oyj	4,537	87,157
UPM-Kymmene Oyj (c)	66,740	2,470,614
Valmet Oyj (c)	16,691	334,187
Wartsila Oyj Abp	57,084	1,260,176
YIT Oyj (c)	15,819	132,294

		22,415,427

FRANCE — 8.1%
Accor SA	44,850	2,418,713
Aeroports de Paris	4,102	892,938
Air Liquide SA	50,572	6,187,258
Airbus SE	79,471	9,167,772
Albioma SA	40,495	959,202
Alstom SA	39,917	1,797,256
Arkema SA	5,453	710,876
Atos SE	10,404	1,421,565
AXA SA	246,473	6,547,498
BNP Paribas SA	139,116	10,294,598
Bollore SA	66,354	353,352

91

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Bollore SA (b) (c)	347	$1,839
Bourbon Corp. (c)	49,157	287,769
Bouygues SA	41,055	2,055,509
Bureau Veritas SA	28,198	732,080
Capgemini SE	19,869	2,472,913
Carrefour SA (c)	115,636	2,396,322
Casino Guichard Perrachon SA (c)	17,737	868,410
CGG SA (b)	20,787	41,185
Christian Dior SE	339	133,789
Cie de Saint-Gobain	83,303	4,391,017
Cie Generale des Etablissements Michelin SCA	19,434	2,865,720
Cie Plastic Omnium SA	9,117	436,168
Credit Agricole SA	151,738	2,464,252
Danone SA	78,775	6,368,019
Dassault Systemes SE	12,810	1,739,284
Edenred	46,885	1,628,362
Eiffage SA	6,673	758,964
Electricite de France SA	52,706	762,289
Elis SA	23,193	573,331
Engie SA	206,357	3,440,100
Essilor International Cie Generale d’Optique SA	25,641	3,456,192
Eutelsat Communications SA	10,805	213,945
Faurecia SA	7,051	569,902
Fonciere Des Regions REIT	6,601	727,800
Gecina SA REIT	5,366	931,172
Getlink SE	51,525	735,069
Groupe Fnac SA (b) (d)	3,652	390,978
Groupe Fnac SA (b) (d)	1,233	130,563
Hermes International	4,543	2,690,242
Iliad SA	2,862	591,332
Ingenico Group SA	6,560	531,508
Ipsen SA	4,507	699,241
Kering SA	9,537	4,560,268
Klepierre SA REIT	24,027	967,750
Lagardere SCA	39,331	1,122,213
Legrand SA	34,552	2,706,855
L’Oreal SA	26,009	5,864,849
LVMH Moet Hennessy Louis Vuitton SE (c)	34,060	10,480,554
Natixis SA	59,222	484,930
Nexans SA	12,377	639,318
Orange SA	264,064	4,476,806
Orpea	5,791	735,353
Pernod Ricard SA	26,483	4,405,110
Peugeot SA	76,281	1,834,068
Publicis Groupe SA	42,661	2,968,563
Renault SA	32,286	3,911,135
Rexel SA	37,384	632,180
Rubis SCA	11,128	802,671
Safran SA	43,244	4,572,730
Sanofi	152,181	12,227,154
Schneider Electric SE (d)	73,923	6,485,821
Schneider Electric SE (d)	2,000	175,746
SCOR SE	23,162	947,438
SEB SA	3,318	633,316

Security Description	Shares	Value
Societe BIC SA	3,364	$334,494
Societe Generale SA	105,255	5,716,420
Sodexo SA	12,802	1,289,478
Suez	49,302	713,663
Technicolor SA	60,014	101,413
Teleperformance	7,360	1,140,514
Television Francaise 1	14,946	202,746
Thales SA	12,839	1,562,268
TOTAL SA	317,178	17,994,460
Ubisoft Entertainment SA (b)	20,044	1,689,095
Unibail-Rodamco SE REIT (c)	11,980	2,735,294
Unibail-Rodamco SE REIT	390	89,045
Valeo SA	48,566	3,203,859
Vallourec SA (b) (c)	62,993	333,439
Veolia Environnement SA	108,505	2,568,148
Vinci SA	59,523	5,849,031
Vivendi SA	159,631	4,122,767
Wendel SA	3,683	573,893

		208,691,149

GERMANY — 7.8%
1&1 Drillisch AG	5,434	365,895
Aareal Bank AG	6,282	299,302
adidas AG	26,045	6,298,986
Allianz SE	57,181	12,897,436
Aurubis AG	3,668	308,017
Axel Springer SE	7,856	656,996
BASF SE	114,818	11,645,504
Bayer AG	105,584	11,919,164
Bayerische Motoren Werke AG	39,855	4,320,733
Bayerische Motoren Werke AG Preference Shares	6,958	651,638
Bechtle AG	3,344	270,610
Beiersdorf AG	12,778	1,446,097
Bilfinger SE	16,569	753,963
Brenntag AG	19,804	1,176,393
CECONOMY AG	20,663	237,606
Commerzbank AG (b)	116,453	1,510,109
Continental AG	14,024	3,868,597
Covestro AG (e)	10,701	1,051,008
CTS Eventim AG & Co. KGaA	5,889	275,653
Daimler AG	124,233	10,537,789
Delivery Hero AG (b) (e)	7,908	382,218
Deutsche Bank AG	257,708	3,589,688
Deutsche Boerse AG	29,449	4,005,696
Deutsche EuroShop AG	7,925	290,448
Deutsche Lufthansa AG	22,762	726,161
Deutsche Post AG	150,771	6,586,324
Deutsche Telekom AG	427,216	6,961,706
Deutsche Wohnen SE	42,939	2,001,444
DMG Mori AG	9,108	521,989
Duerr AG	2,961	324,611
E.ON SE	257,030	2,851,298
Evonik Industries AG	15,367	541,271
Evotec AG (b)	14,856	290,503
Fielmann AG	3,240	261,796
Fraport AG Frankfurt Airport Services Worldwide	6,604	650,567
Freenet AG	16,491	501,155

92

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	27,365	$2,792,680
Fresenius SE & Co. KGaA	50,484	3,853,167
Fuchs Petrolub SE Preference Shares	8,768	475,545
GEA Group AG	22,391	951,423
Gerresheimer AG	5,366	439,849
Grand City Properties SA	13,217	315,671
GRENKE AG	3,242	343,296
Hamborner REIT AG	59,319	687,951
Hannover Rueck SE	7,554	1,030,293
HeidelbergCement AG	18,140	1,779,851
Hella GmbH & Co. KGaA	5,464	358,843
Henkel AG & Co. KGaA Preference Shares	25,201	3,311,651
Henkel AG & Co. KGaA	15,791	1,986,724
HOCHTIEF AG	2,069	386,010
HUGO BOSS AG	8,294	721,779
Infineon Technologies AG	143,900	3,847,447
Innogy SE (e)	17,328	819,828
Jungheinrich AG Preference Shares	5,889	260,444
KION Group AG	9,619	895,999
Krones AG	1,996	268,553
KS AG	26,866	774,485
Lanxess AG	11,635	890,039
LEG Immobilien AG	7,466	838,690
Leoni AG	4,108	262,312
Linde AG (b)	23,280	4,898,750
MAN SE	11,982	1,396,242
Merck KGaA	26,478	2,536,734
METRO AG	20,663	365,684
MorphoSys AG	2,848	290,717
MTU Aero Engines AG	6,560	1,103,678
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,696	4,342,282
Norma Group SE	6,246	467,044
OSRAM Licht AG	9,992	734,371
Porsche Automobil Holding SE Preference Shares	22,283	1,849,821
ProSiebenSat.1 Media SE	28,194	977,125
Puma SE	356	173,598
QIAGEN NV (b)	29,405	949,298
Rational AG	412	258,923
Rheinmetall AG	5,401	766,203
RWE AG (b)	68,520	1,690,443
Salzgitter AG	12,889	658,473
SAP SE	124,386	12,998,386
Sartorius AG Preference Shares	5,854	817,148
Schaeffler AG Preference Shares	20,723	319,469
Scout24 AG (e)	9,127	424,748
Siemens AG	106,173	13,517,322
Siltronic AG (b)	2,519	429,847
Software AG	6,306	329,761
Stabilus SA	2,967	282,977
STADA Arzneimittel AG	9,534	980,712
Symrise AG	15,668	1,259,441

Security Description	Shares	Value
TAG Immobilien AG	18,213	$377,652
Telefonica Deutschland Holding AG	64,642	303,372
ThyssenKrupp AG	65,857	1,716,268
TUI AG	60,579	1,298,498
Uniper SE	25,670	781,364
United Internet AG	15,696	986,421
Volkswagen AG	4,934	986,670
Volkswagen AG Preference Shares	22,783	4,521,816
Vonovia SE	56,386	2,791,190
Wacker Chemie AG	1,994	327,017
Wirecard AG	17,029	2,008,864
Zalando SE (b) (e)	14,102	767,964

		200,957,194

HONG KONG — 2.9%
AIA Group, Ltd.	1,576,600	13,338,715
ASM Pacific Technology, Ltd.	37,600	525,077
Bank of East Asia, Ltd.	168,555	672,218
BOC Hong Kong Holdings, Ltd.	432,500	2,105,106
China Water Industry Group, Ltd. (b) (c)	1,852,000	391,718
CK Asset Holdings, Ltd.	408,348	3,426,183
CK Hutchison Holdings, Ltd.	408,348	4,885,628
CK Infrastructure Holdings, Ltd.	26,000	212,517
CLP Holdings, Ltd.	217,500	2,214,269
Dah Sing Banking Group, Ltd.	342,125	746,299
Dah Sing Financial Holdings, Ltd.	171,285	1,082,494
Dairy Farm International Holdings, Ltd.	40,200	319,590
Esprit Holdings, Ltd. (b) (c)	453,319	154,220
Galaxy Entertainment Group, Ltd.	386,000	3,504,262
Hang Lung Group, Ltd.	402,000	1,313,826
Hang Lung Properties, Ltd.	353,000	822,196
Hang Seng Bank, Ltd.	86,800	2,008,445
Henderson Land Development Co., Ltd.	63,405	412,828
HK Electric Investments & HK Electric Investments, Ltd. (c) (e)	239,000	231,439
HKT Trust & HKT, Ltd.	385,900	485,307
Hong Kong & China Gas Co., Ltd.	1,157,506	2,377,457
Hong Kong Exchanges & Clearing, Ltd.	162,562	5,285,963
Hongkong Land Holdings, Ltd.	287,500	1,980,875
Hopewell Highway Infrastructure, Ltd.	6,975	4,257
Hysan Development Co., Ltd.	26,841	141,929
Jardine Matheson Holdings, Ltd.	39,405	2,428,136
Jardine Strategic Holdings, Ltd.	34,800	1,334,232
Kerry Properties, Ltd.	29,000	130,621
Li & Fung, Ltd.	942,000	460,900
Link REIT	386,351	3,298,232
Melco International Development, Ltd.	34,000	98,773

93

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Melco Resorts & Entertainment, Ltd. ADR	18,585	$538,593
MTR Corp., Ltd.	200,179	1,076,355
New World Development Co., Ltd.	786,411	1,110,232
Noble Group, Ltd. (b) (c)	47,740	2,840
NWS Holdings, Ltd.	72,000	130,637
Pacific Basin Shipping, Ltd. (b)	3,292,000	880,853
PCCW, Ltd.	455,000	263,204
Power Assets Holdings, Ltd.	195,500	1,742,444
Sands China, Ltd.	328,400	1,765,794
Shangri-La Asia, Ltd.	60,000	120,790
Sino Land Co., Ltd.	897,938	1,453,030
SJM Holdings, Ltd.	57,000	49,532
Sun Hung Kai Properties, Ltd.	273,509	4,321,333
Sundart Holdings, Ltd.	82,000	44,927
Swire Pacific, Ltd. Class A	25,500	257,167
Swire Properties, Ltd.	153,800	538,907
Techtronic Industries Co., Ltd.	193,500	1,127,967
VTech Holdings, Ltd.	33,600	424,265
Wharf Holdings, Ltd.	359,000	1,232,757
Wharf Real Estate Investment Co., Ltd. (b)	133,000	865,958
Wheelock & Co., Ltd.	34,000	248,449
Yue Yuen Industrial Holdings, Ltd.	34,000	134,946

		74,724,692

IRELAND — 0.5%
AerCap Holdings NV (b)	10,379	526,423
Bank of Ireland Group PLC (b)	114,769	1,003,567
C&C Group PLC	50,952	166,684
CRH PLC	101,958	3,457,088
Glanbia PLC	15,675	269,891
Green REIT PLC	83,993	156,394
Greencore Group PLC	102,788	191,125
Irish Bank Resolution Corp., Ltd. (a)	5,635	—
James Hardie Industries PLC	53,147	932,328
Kerry Group PLC Class A	19,387	1,964,672
Kingspan Group PLC	18,145	767,658
Paddy Power Betfair PLC	10,703	1,098,460
Ryanair Holdings PLC ADR (b)	15,697	1,928,376
Smurfit Kappa Group PLC	24,384	987,227
UDG Healthcare PLC	31,019	377,697

		13,827,590

ISRAEL — 0.5%
Bank Hapoalim BM	136,890	937,333
Bank Leumi Le-Israel BM	181,070	1,088,736
Bezeq The Israeli Telecommunication Corp., Ltd.	269,370	343,728
Check Point Software Technologies, Ltd. (b)	18,246	1,812,558
Israel Chemicals, Ltd.	55,828	235,343
Mazor Robotics, Ltd. (b)	19,805	581,032
Nice, Ltd.	7,900	732,879

Security Description	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	20,458	$1,026,731
Reit 1, Ltd.	191,498	784,897
Shufersal, Ltd.	294,567	1,873,529
Strauss Group, Ltd.	84,140	1,809,411
Teva Pharmaceutical Industries, Ltd. ADR	136,185	2,327,402

		13,553,579

ITALY — 2.0%
A2A SpA	185,526	354,689
Assicurazioni Generali SpA	174,572	3,354,648
Atlantia SpA	51,724	1,599,861
Azimut Holding SpA	12,430	266,682
Banca Generali SpA	9,126	294,059
Banca IFIS SpA	24,403	938,777
Banca Monte dei Paschi di Siena SpA (b) (c)	3,304	10,451
Banca Popolare di Sondrio SCPA	92,821	367,354
Banco BPM SpA (b)	127,335	441,151
Biesse SpA	1,295	76,766
BPER Banca (c)	67,362	375,289
Brembo SpA	56,003	863,696
Cairo Communication SpA (c)	64,344	288,837
Credito Valtellinese SpA (b)	1,163,888	164,898
Davide Campari-Milano SpA	60,561	458,058
Enel SpA	900,114	5,501,818
Eni SpA	331,868	5,831,619
Esprinet SpA (c)	50,675	271,104
Falck Renewables SpA	14,886	38,446
Ferrari NV	16,451	1,973,455
Immobiliare Grande Distribuzione SIIQ SpA	49,391	460,922
Interpump Group SpA	24,928	841,861
Intesa Sanpaolo SpA	1,713,696	6,224,766
Iren SpA	377,285	1,182,282
Italgas SpA	40,912	244,333
Leonardo SpA	98,147	1,131,982
Luxottica Group SpA	17,780	1,104,270
Mediaset SpA (b)	91,195	349,030
Mediobanca Banca di Credito Finanziario SpA	52,995	622,300
Moncler SpA	20,206	767,876
PRADA SpA (c)	46,600	215,238
Prysmian SpA	22,795	714,878
Recordati SpA	19,807	730,302
Reply SpA	17,309	954,531
Saipem SpA (b)	124,670	487,882
Salvatore Ferragamo SpA (c)	8,604	237,240
Snam SpA	272,583	1,251,437
Societa Cattolica di Assicurazioni SC	63,403	674,494
Sogefi SpA (b) (c)	48,421	174,126
Telecom Italia SpA/Milano (b) (d)	1,823,528	1,729,096
Telecom Italia SpA/Milano (d)	769,107	639,798

94

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Terna Rete Elettrica Nazionale SpA	178,700	$1,043,708
UniCredit SpA (b)	248,453	5,190,854
Unione di Banche Italiane SpA	129,656	591,747
Unipol Gruppo Finanziario SpA	45,917	224,642
UnipolSai Assicurazioni SpA	116,733	277,509
Yoox Net-A-Porter Group SpA (b)	9,116	423,788
Zignago Vetro SpA	49,725	507,581

		52,470,131

JAPAN — 23.3%
Acom Co., Ltd. (b) (c)	77,400	343,515
Activia Properties, Inc. REIT	20	89,234
Advance Residence Investment Corp. REIT	38	96,331
Advantest Corp. (c)	77,400	1,597,489
Aeon Co., Ltd. (c)	165,820	2,930,500
AEON Financial Service Co., Ltd. (c)	3,500	80,235
AEON REIT Investment Corp.	58	61,190
Air Water, Inc.	35,100	677,577
Aisin Seiki Co., Ltd.	35,800	1,932,224
Ajinomoto Co., Inc.	78,000	1,407,080
Akita Bank, Ltd.	16,555	443,646
Alconix Corp.	7,800	152,113
Alfresa Holdings Corp.	36,900	821,966
Alps Electric Co., Ltd. (c)	35,900	874,292
Amada Holdings Co., Ltd.	43,100	516,714
ANA Holdings, Inc.	10,100	387,760
Aomori Bank, Ltd.	1,010	30,865
Aoyama Trading Co., Ltd.	2,100	82,144
Aozora Bank, Ltd.	14,200	564,796
Asahi Glass Co., Ltd.	35,100	1,450,536
Asahi Group Holdings, Ltd.	87,636	4,688,753
Asahi Intecc Co., Ltd.	6,400	255,458
Asahi Kasei Corp.	163,150	2,145,419
Asics Corp. (c)	36,300	669,340
Astellas Pharma, Inc.	373,800	5,679,932
Atom Corp. (c)	127,400	1,144,024
Awa Bank, Ltd.	11,550	74,937
Azbil Corp.	3,800	177,047
Bandai Namco Holdings, Inc.	37,300	1,192,478
Bank of Iwate, Ltd.	37,855	1,519,895
Bank of Kyoto, Ltd.	3,200	178,731
Bank of Okinawa, Ltd.	41,400	1,759,549
Benesse Holdings, Inc.	4,100	147,268
Bridgestone Corp.	85,465	3,719,154
Brother Industries, Ltd.	36,100	823,834
Calbee, Inc. (c)	3,700	124,899
Can Do Co., Ltd. (c)	5,300	89,305
Canon, Inc.	155,616	5,633,489
Casio Computer Co., Ltd. (c)	86,900	1,277,965
Central Japan Railway Co.	36,200	6,845,153
Chiba Bank, Ltd.	66,550	536,280
Chubu Electric Power Co., Inc.	80,765	1,152,050
Chugai Pharmaceutical Co., Ltd.	43,580	2,184,122
Chugoku Bank Ltd.	35,100	415,523

Security Description	Shares	Value
Chugoku Electric Power Co., Inc. (c)	35,600	$432,489
Coca-Cola Bottlers Japan
Holdings, Inc.	34,700	1,425,849
COLOPL, Inc. (c)	2,000	17,677
Colowide Co., Ltd. (c)	2,400	55,086
COMSYS Holdings Corp.	9,500	249,135
Concordia Financial Group, Ltd.	163,300	910,549
COOKPAD, Inc. (c)	35,800	198,608
Credit Saison Co., Ltd.	80,800	1,332,611
CyberAgent, Inc.	5,800	296,681
Dai Nippon Printing Co., Ltd.	31,600	648,639
Daicel Corp.	39,000	423,188
Daifuku Co., Ltd.	10,600	616,963
Dai-ichi Life Holdings, Inc.	161,100	2,946,305
Daiichi Sankyo Co., Ltd.	124,365	4,133,806
Daiken Medical Co., Ltd.	40,700	294,678
Daikin Industries, Ltd.	45,310	4,961,307
Daishi Bank, Ltd.	1,517	67,256
Daito Trust Construction Co., Ltd.	9,255	1,567,302
Daiwa House Industry Co., Ltd.	84,400	3,206,168
Daiwa House REIT Investment Corp.	51	122,956
Daiwa Securities Group, Inc.	382,550	2,432,709
DeNA Co., Ltd. (c)	35,700	643,842
Denka Co., Ltd.	7,000	233,333
Denso Corp.	76,710	4,170,543
Dentsu, Inc.	36,900	1,613,399
DIC Corp.	5,300	175,919
Disco Corp.	2,500	524,683
Don Quijote Holdings Co., Ltd.	16,300	925,736
Dowa Holdings Co., Ltd. (c)	4,400	155,355
East Japan Railway Co.	44,300	4,112,173
Ebara Corp.	3,800	133,277
Eighteenth Bank, Ltd.	8,251	21,258
Eisai Co., Ltd.	41,551	2,651,294
Electric Power Development Co., Ltd.	29,100	744,260
euglena Co., Ltd. (b) (c)	5,000	48,519
Ezaki Glico Co., Ltd.	2,700	142,934
F@N Communications, Inc.	5,200	34,471
FamilyMart UNY Holdings Co., Ltd.	9,500	786,977
FANUC Corp.	29,855	7,458,837
Fast Retailing Co., Ltd.	7,700	3,036,559
Feed One Co., Ltd.	624,400	1,256,433
Financial Products Group Co., Ltd.	40,100	516,945
Foster Electric Co., Ltd.	43,100	1,045,991
Frontier Real Estate Investment Corp.	20	81,993
Fuji Electric Co., Ltd.	83,000	561,138
FUJIFILM Holdings Corp.	82,910	3,271,183
Fujitsu, Ltd.	375,513	2,256,256
Fukuoka Financial Group, Inc.	414,550	2,245,236
Fukuoka REIT Corp.	10	15,618
Furukawa Electric Co., Ltd.	38,355	2,026,846
GLP J - REIT	428	472,068

95

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GMO internet, Inc. (c)	3,500	$73,883
GS Yuasa Corp.	17,000	91,274
GungHo Online Entertainment, Inc. (c)	43,600	142,669
Gunma Bank Ltd.	46,900	267,244
Gurunavi, Inc. (c)	5,200	71,680
Hachijuni Bank Ltd.	75,300	404,999
Hakuhodo DY Holdings, Inc.	39,500	539,666
Hamamatsu Photonics KK	35,900	1,367,137
Hankyu Hanshin Holdings, Inc.	40,600	1,507,945
Hankyu Reit, Inc.	451	567,832
Haseko Corp.	39,900	605,910
Heiwa Real Estate REIT, Inc.	1,226	1,179,312
Hikari Tsushin, Inc.	1,400	223,394
Hino Motors, Ltd.	36,600	470,104
Hirose Electric Co., Ltd.	2,940	401,952
Hiroshima Bank Ltd. (c)	15,500	117,033
Hisamitsu Pharmaceutical Co., Inc.	10,100	773,051
Hitachi Chemical Co., Ltd.	4,800	105,794
Hitachi Construction Machinery Co., Ltd. (c)	5,200	198,514
Hitachi High-Technologies Corp.	3,700	172,562
Hitachi Metals, Ltd.	38,600	448,609
Hitachi, Ltd.	791,475	5,679,122
Hokkoku Bank, Ltd.	16,555	651,459
Honda Motor Co., Ltd.	245,075	8,390,391
Horiba, Ltd.	4,900	377,348
Hoshizaki Corp.	7,200	635,035
Hoya Corp.	43,706	2,181,807
Hulic Co., Ltd.	42,100	454,450
Hyakugo Bank, Ltd.	35,450	168,333
Ibiden Co., Ltd.	41,900	614,218
Ichigo Office REIT Investment	1,653	1,255,876
Idemitsu Kosan Co., Ltd.	12,000	451,340
IHI Corp.	12,900	397,856
Iida Group Holdings Co., Ltd. (c)	5,000	92,337
Industrial & Infrastructure Fund Investment Corp. REIT	160	179,332
Infomart Corp. (c)	79,400	796,613
Inpex Corp.	127,800	1,557,994
Intage Holdings, Inc.	76,200	830,426
Iriso Electronics Co., Ltd. (c)	4,400	265,200
Isetan Mitsukoshi Holdings, Ltd.	44,400	485,540
Isuzu Motors, Ltd.	169,500	2,564,415
ITOCHU Corp.	296,250	5,714,686
Iwatani Corp.	2,800	102,548
Iyo Bank Ltd.	40,800	309,980
J Front Retailing Co., Ltd.	35,500	591,166
Jafco Co., Ltd. (b)	2,100	96,657
Japan Airlines Co., Ltd.	14,000	564,607
Japan Airport Terminal Co., Ltd. (c)	4,800	184,147
Japan Excellent, Inc.	357	461,566
Japan Exchange Group, Inc.	82,200	1,518,787
Japan Hotel REIT Investment Corp.	429	303,346

Security Description	Shares	Value
Japan Logistics Fund, Inc. REIT	37	$74,731
Japan Post Bank Co., Ltd. (c)	44,300	596,915
Japan Post Holdings Co., Ltd.	48,100	581,180
Japan Prime Realty Investment Corp. REIT	29	104,984
Japan Real Estate Investment Corp. REIT	151	782,332
Japan Retail Fund Investment Corp. REIT	399	772,863
Japan Tissue Engineering Co., Ltd. (b) (c)	2,200	37,980
Japan Tobacco, Inc.	131,300	3,747,019
JFE Holdings, Inc.	82,910	1,650,794
JGC Corp. (c)	36,800	788,942
JSR Corp.	78,300	1,739,755
JTEKT Corp.	37,800	546,652
JXTG Holdings, Inc.	449,600	2,695,486
Kajima Corp.	100,475	932,476
Kakaku.com, Inc. (c)	39,200	682,268
Kaken Pharmaceutical Co., Ltd.	2,000	117,348
Kaneka Corp.	38,000	374,819
Kansai Electric Power Co., Inc.	161,600	2,095,406
Kansai Paint Co., Ltd.	39,300	909,794
Kao Corp.	78,100	5,825,004
Kawasaki Heavy Industries, Ltd.	14,000	445,604
KDDI Corp.	244,500	6,219,979
Keihan Holdings Co., Ltd.	4,800	147,814
Keikyu Corp. (c)	40,900	713,394
Keio Corp.	14,700	627,532
Keisei Electric Railway Co., Ltd.	37,000	1,127,221
Kenedix Office Investment Corp. REIT	42	255,515
Kenedix, Inc.	40,800	251,284
Kewpie Corp.	5,500	150,235
Keyence Corp.	10,800	6,651,622
Kikkoman Corp.	16,200	648,914
Kintetsu Group Holdings Co., Ltd. (c)	15,910	621,590
Kirin Holdings Co., Ltd.	118,500	3,134,929
Kiyo Bank, Ltd. (c)	86,200	1,376,282
KNT-CT Holdings Co., Ltd. (b)	15,000	244,993
Kobayashi Pharmaceutical Co., Ltd.	2,500	176,775
Kobe Steel, Ltd. (b)	43,099	422,682
Koito Manufacturing Co., Ltd.	12,100	833,973
Komatsu, Ltd.	161,720	5,329,841
Konami Holdings Corp.	12,400	620,292
Konica Minolta, Inc. (c)	130,875	1,098,932
Kose Corp. (c)	3,600	747,757
Kubota Corp.	204,150	3,541,671
Kuraray Co., Ltd.	42,700	730,738
Kurita Water Industries, Ltd.	42,210	1,343,496
Kyocera Corp.	42,500	2,368,571
Kyoritsu Maintenance Co., Ltd. (c)	1,200	56,530
Kyoto Kimono Yuzen Co., Ltd. (c)	77,100	561,123
Kyowa Hakko Kirin Co., Ltd.	37,000	795,665
Kyushu Electric Power Co., Inc.	45,200	542,315

96

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Kyushu Financial Group, Inc.	36,800	$182,010
Kyushu Railway Co.	18,500	574,048
Lawson, Inc. (c)	1,500	102,116
Leopalace21 Corp.	1,600	13,029
Lion Corp.	25,000	508,933
LIXIL Group Corp.	37,100	814,560
M3, Inc.	36,000	1,631,594
Mabuchi Motor Co., Ltd.	3,500	171,791
Makita Corp.	38,300	1,872,685
Marubeni Corp.	417,050	3,006,603
Marui Group Co., Ltd. (c)	37,400	745,538
Matsumotokiyoshi Holdings Co., Ltd.	5,000	209,685
Matsuya Co., Ltd.	80,800	1,124,438
Mazda Motor Corp.	83,400	1,105,334
McDonald’s Holdings Co. Japan, Ltd.	5,600	263,808
MCUBS MidCity Investment Corp.	1,940	1,415,552
Mebuki Financial Group, Inc.	117,500	450,776
Medipal Holdings Corp.	85,199	1,760,859
MEIJI Holdings Co., Ltd.	18,400	1,406,601
Meiko Network Japan Co., Ltd.	80,700	975,078
Milbon Co., Ltd.	1,200	53,089
MINEBEA MITSUMI, Inc. (c)	44,400	936,429
MISUMI Group, Inc.	39,300	1,069,803
Mitsubishi Chemical Holdings Corp.	202,800	1,945,049
Mitsubishi Corp.	246,938	6,560,633
Mitsubishi Electric Corp.	368,050	5,881,532
Mitsubishi Estate Co., Ltd.	166,625	2,741,831
Mitsubishi Gas Chemical Co., Inc.	37,000	877,076
Mitsubishi Heavy Industries, Ltd. (c)	36,710	1,401,090
Mitsubishi Logistics Corp. (c)	4,500	93,681
Mitsubishi Materials Corp.	5,700	166,953
Mitsubishi Motors Corp. (c)	124,200	878,217
Mitsubishi Tanabe Pharma Corp.	38,000	763,216
Mitsubishi UFJ Financial Group, Inc.	1,702,324	11,145,540
Mitsubishi UFJ Lease & Finance Co., Ltd.	76,600	451,605
Mitsui & Co., Ltd.	291,526	4,961,561
Mitsui Chemicals, Inc.	27,110	848,860
Mitsui Fudosan Co., Ltd.	127,200	3,028,401
Mitsui Mining & Smelting Co., Ltd.	3,200	139,614
Mitsui OSK Lines, Ltd.	14,255	400,105
Miura Co., Ltd. (c)	16,300	521,110
Mixi, Inc.	2,100	77,800
Mizuho Financial Group, Inc.	3,227,100	5,810,904
Mori Hills REIT Investment Corp.	52	65,813
Morinaga & Co., Ltd.	2,600	114,048
MS&AD Insurance Group Holdings, Inc.	83,199	2,562,858
Murata Manufacturing Co., Ltd.	37,400	5,095,684
Musashino Bank, Ltd.	41,455	1,317,517

Security Description	Shares	Value
Nabtesco Corp.	15,000	$574,753
Nachi-Fujikoshi Corp.	15,000	89,563
Nagoya Railroad Co., Ltd. (c)	23,300	590,223
Nankai Electric Railway Co., Ltd. (c)	5,400	135,216
Nanto Bank, Ltd. (c)	41,255	1,119,529
NEC Corp.	21,800	606,751
Nexon Co., Ltd. (b)	67,600	1,137,155
NGK Insulators, Ltd.	40,800	696,688
NGK Spark Plug Co., Ltd.	22,400	532,671
NH Foods, Ltd.	13,000	531,124
NHK Spring Co., Ltd.	37,600	398,097
Nichirei Corp.	34,500	929,083
Nidec Corp.	40,600	6,146,309
Nifco, Inc. (c)	5,000	166,667
Nihon M&A Center, Inc. (c)	7,400	252,929
Nikon Corp.	82,600	1,474,917
Nintendo Co., Ltd.	13,900	6,098,486
Nippon Accommodations Fund, Inc. REIT	11	48,354
Nippon Building Fund, Inc. REIT	163	901,213
Nippon Electric Glass Co., Ltd.	4,000	114,339
Nippon Express Co., Ltd.	11,000	718,853
Nippon Paint Holdings Co., Ltd. (c)	37,000	1,348,143
Nippon Paper Industries Co., Ltd. (c)	4,200	77,049
Nippon Prologis REIT, Inc.	349	755,100
Nippon Shinyaku Co., Ltd.	2,600	174,556
Nippon Steel & Sumitomo Metal Corp.	117,100	2,541,296
Nippon Suisan Kaisha, Ltd.	253,500	1,308,618
Nippon Telegraph & Telephone Corp.	83,500	3,848,773
Nippon Television Holdings, Inc.	2,000	34,810
Nippon Yusen KK	16,555	320,826
Nissan Chemical Industries, Ltd.	12,600	516,559
Nissan Motor Co., Ltd.	331,541	3,412,051
Nissei ASB Machine Co., Ltd. (c)	4,300	292,732
Nisshin Seifun Group, Inc.	38,500	759,502
Nissin Foods Holdings Co., Ltd.	10,400	717,781
Nitori Holdings Co., Ltd.	9,800	1,703,366
Nitto Denko Corp.	36,700	2,730,328
NOK Corp.	5,700	109,927
Nomura Holdings, Inc.	500,485	2,876,318
Nomura Real Estate Holdings, Inc.	6,000	139,126
Nomura Real Estate Master Fund, Inc.	448	622,187
Nomura Research Institute, Ltd.	16,100	750,122
NSK, Ltd.	45,100	597,093
NTT Data Corp.	165,600	1,717,506
NTT DOCOMO, Inc.	162,500	4,109,485
Obayashi Corp.	84,750	921,213
Obic Co., Ltd.	8,000	664,222

97

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Odakyu Electric Railway Co., Ltd.	43,499	$879,387
Ogaki Kyoritsu Bank, Ltd.	16,555	419,362
Oji Holdings Corp.	126,000	803,272
Oki Electric Industry Co., Ltd. (c)	3,600	47,120
Olympus Corp.	42,300	1,598,928
Omron Corp.	36,600	2,102,736
Ono Pharmaceutical Co., Ltd.	77,900	2,456,029
Oracle Corp. Japan	1,900	155,252
Oriental Land Co., Ltd.	39,300	3,987,278
ORIX Corp.	165,700	2,926,821
Orix JREIT, Inc. REIT	334	518,823
Osaka Gas Co., Ltd. (c)	52,600	1,037,162
Otsuka Corp.	13,200	665,275
Otsuka Holdings Co., Ltd.	78,700	3,916,870
Panasonic Corp.	306,750	4,336,611
Park24 Co., Ltd. (c)	5,100	138,206
PeptiDream, Inc. (b)	11,300	610,954
Pigeon Corp.	37,400	1,675,703
Pola Orbis Holdings, Inc.	4,800	198,364
Rakuten, Inc.	85,000	697,583
Raysum Co., Ltd.	3,300	40,183
Recruit Holdings Co., Ltd.	202,400	4,993,866
Relo Group, Inc.	10,000	275,788
Renesas Electronics Corp. (b)	37,800	373,557
Resona Holdings, Inc.	286,700	1,522,866
Ricoh Co., Ltd. (c)	81,200	791,767
Ringer Hut Co., Ltd. (c)	900	20,937
Rinnai Corp.	1,700	160,489
Riso Kyoiku Co., Ltd. (c)	47,006	345,197
Rock Field Co., Ltd.	80,000	1,643,630
Rohm Co., Ltd.	8,400	781,946
Rohto Pharmaceutical Co., Ltd.	5,901	164,074
Ryohin Keikaku Co., Ltd.	2,500	827,457
San-In Godo Bank, Ltd.	35,550	314,886
Sankyu, Inc.	7,300	359,680
Sanrio Co., Ltd. (c)	3,900	70,409
Santen Pharmaceutical Co., Ltd.	45,200	748,021
Sanwa Holdings Corp.	35,800	454,106
Sawai Pharmaceutical Co., Ltd. (c)	1,600	70,033
SBI Holdings, Inc. (c)	36,400	835,814
SCREEN Holdings Co., Ltd.	2,800	247,748
Secom Co., Ltd.	41,648	3,066,327
Sega Sammy Holdings, Inc.	5,300	84,969
Seibu Holdings, Inc.	37,300	646,744
Seiko Epson Corp.	45,500	779,511
Seino Holdings Co., Ltd.	36,500	666,850
Sekisui Chemical Co., Ltd.	44,300	766,450
Sekisui House Residential Investment Corp. REIT	427	468,556
Sekisui House, Ltd.	82,600	1,500,547
Seria Co., Ltd.	3,800	186,516
Seven & i Holdings Co., Ltd.	124,228	5,293,853
Seven Bank, Ltd. (c)	86,100	273,642
Sharp Corp. (b) (c)	14,200	420,592
Shiga Bank, Ltd.	11,550	58,537

Security Description	Shares	Value
Shikoku Bank, Ltd.	1,820	$25,670
Shikoku Electric Power Co., Inc.	36,600	436,722
Shimadzu Corp.	42,300	1,147,887
Shimamura Co., Ltd.	1,400	173,503
Shimano, Inc.	10,300	1,476,963
Shimizu Corp.	81,313	716,411
Shin-Etsu Chemical Co., Ltd.	47,217	4,828,255
Shinsei Bank, Ltd. (c)	5,200	80,041
Shionogi & Co., Ltd.	41,200	2,124,890
Shiseido Co., Ltd.	45,100	2,878,597
Shizuoka Bank, Ltd.	71,000	674,283
Showa Denko KK	13,100	537,673
SMC Corp.	8,100	3,243,808
SMS Co., Ltd. (c)	36,300	1,532,553
SoftBank Group Corp.	114,536	8,406,845
Sohgo Security Services Co., Ltd.	3,800	184,730
Sojitz Corp.	161,400	508,406
Sompo Holdings, Inc.	83,600	3,333,781
Sony Corp.	163,820	7,871,370
Sony Financial Holdings, Inc. (c)	33,800	610,847
Square Enix Holdings Co., Ltd.	3,400	151,697
Stanley Electric Co., Ltd.	28,673	1,060,914
Start Today Co., Ltd.	37,600	964,837
Starts Proceed Investment Corp. REIT	51	79,413
Subaru Corp.	83,100	2,726,243
SUMCO Corp.	34,500	883,018
Sumitomo Chemical Co., Ltd.	414,550	2,369,971
Sumitomo Corp.	212,775	3,519,240
Sumitomo Dainippon Pharma Co., Ltd. (c)	5,300	87,611
Sumitomo Electric Industries, Ltd.	128,420	1,939,885
Sumitomo Forestry Co., Ltd.	33,500	533,291
Sumitomo Heavy Industries, Ltd.	14,800	556,653
Sumitomo Metal Mining Co., Ltd.	25,500	1,037,024
Sumitomo Mitsui Financial Group, Inc.	168,200	7,039,569
Sumitomo Mitsui Trust Holdings, Inc.	78,855	3,190,532
Sumitomo Realty & Development Co., Ltd.	55,000	2,029,337
Sumitomo Rubber Industries, Ltd.	37,100	675,370
Sun Corp. (c)	3,000	19,831
Sun Frontier Fudousan Co., Ltd. (c)	3,100	33,638
Sundrug Co., Ltd.	3,900	180,790
Suntory Beverage & Food, Ltd.	11,100	537,518
Suruga Bank, Ltd.	36,200	502,409
Suzuken Co., Ltd.	4,100	170,785
Suzuki Motor Corp. (c)	54,900	2,944,003
Sysmex Corp.	27,200	2,439,944
T&D Holdings, Inc.	124,600	1,960,678
Tadano, Ltd.	5,200	77,205

98

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Taiheiyo Cement Corp.	6,200	$220,367
Taisei Corp.	27,387	1,385,445
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	619,041
Taiyo Nippon Sanso Corp. (c)	35,800	535,569
Taiyo Yuden Co., Ltd. (c)	46,700	772,844
Takashimaya Co., Ltd.	21,000	200,028
Takeda Pharmaceutical Co., Ltd.	113,465	5,462,537
Takeuchi Manufacturing Co., Ltd. (c)	43,900	957,255
TDK Corp.	38,555	3,375,149
Teijin, Ltd.	83,710	1,574,236
Temp Holdings Co., Ltd.	28,500	817,348
Terumo Corp.	41,800	2,153,869
THK Co., Ltd.	14,200	577,480
TIS, Inc.	9,700	382,163
Tobu Railway Co., Ltd.	18,100	548,021
Toho Bank, Ltd.	12,101	46,424
Toho Co., Ltd.	35,700	1,176,573
Toho Gas Co., Ltd.	4,400	136,323
Tohoku Electric Power Co., Inc.	80,600	1,087,551
Tokai Carbon Co., Ltd.	36,400	530,170
Tokio Marine Holdings, Inc.	119,765	5,375,067
Tokyo Century Corp.	6,500	402,774
Tokyo Dome Corp.	88,000	828,284
Tokyo Electric Power Co. Holdings, Inc. (b)	166,175	645,325
Tokyo Electron, Ltd.	33,355	6,026,482
Tokyo Gas Co., Ltd.	38,795	1,027,967
Tokyo Tatemono Co., Ltd.	35,600	533,916
Tokyu Corp.	58,475	914,376
Tokyu Fudosan Holdings Corp.	45,800	326,005
Toppan Printing Co., Ltd.	77,000	625,557
Toray Industries, Inc.	396,550	3,732,455
Toshiba Corp. (b)	736,513	2,119,163
Tosoh Corp.	32,500	631,053
TOTO, Ltd.	13,300	686,573
Toyo Seikan Group Holdings, Ltd.	34,500	509,958
Toyo Suisan Kaisha, Ltd.	12,300	483,441
Toyo Tire & Rubber Co., Ltd.	35,600	602,539
Toyota Industries Corp.	36,300	2,170,832
Toyota Motor Corp.	340,688	21,918,075
Toyota Tsusho Corp.	35,700	1,190,000
Trend Micro, Inc.	10,000	580,160
Tsumura & Co.	3,500	120,945
Tsuruha Holdings, Inc.	4,200	599,887
Ube Industries, Ltd.	5,200	151,086
Ulvac, Inc.	2,600	143,996
Unicharm Corp.	44,100	1,264,324
United Urban Investment Corp. REIT	399	623,543
USS Co., Ltd.	37,110	751,621
Warabeya Nichiyo Holdings Co., Ltd.	41,700	1,028,874
West Japan Railway Co.	35,600	2,502,210
Yahoo! Japan Corp. (c)	129,300	600,604
Yakult Honsha Co., Ltd.	34,100	2,542,670

Security Description	Shares	Value
Yamada Denki Co., Ltd. (c)	211,580	$1,275,249
Yamagata Bank, Ltd. (c)	1,634	36,798
Yamaguchi Financial Group, Inc.	12,000	147,250
Yamaha Corp.	37,300	1,615,106
Yamaha Motor Co., Ltd.	38,400	1,128,350
Yamanashi Chuo Bank, Ltd.	7,550	31,024
Yamato Holdings Co., Ltd. (c)	42,300	1,053,821
Yamazaki Baking Co., Ltd.	36,500	760,202
Yaskawa Electric Corp. (c)	37,200	1,651,001
Yokogawa Electric Corp.	36,900	736,265
Yokohama Rubber Co., Ltd.	6,300	144,186
Zenrin Co., Ltd.	2,100	43,659
Zeon Corp.	24,300	347,763

		603,806,433

JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	17,751	300,930

LUXEMBOURG — 0.2%
APERAM SA	5,772	275,643
ArcelorMittal (b)	66,261	2,094,322
Eurofins Scientific SE	1,230	648,955
Millicom International Cellular SA SDR	7,477	508,448
SES SA (c)	42,747	577,508
Tenaris SA	47,575	816,216

		4,921,092

MACAU — 0.0% (f)
MGM China Holdings, Ltd.	21,600	55,732
Wynn Macau, Ltd.	156,000	565,498

		621,230

MALTA — 0.0% (f)
Catena Media PLC (b)	26,483	357,964
Kindred Group PLC	28,540	389,005

		746,969

MEXICO — 0.0% (f)
Fresnillo PLC	25,223	448,831

NETHERLANDS — 3.7%
ABN AMRO Group NV (e)	26,884	809,059
Aegon NV	301,445	2,030,130
Akzo Nobel NV	46,267	4,366,620
Altice NV Class A (b)	39,821	328,027
ASML Holding NV	65,592	12,919,036
ASR Nederland NV	18,606	794,484
Constellium NV Class A (b)	10,348	112,276
EXOR NV	12,356	877,115
Fugro NV (b)	16,929	223,400
Gemalto NV	6,936	423,527
Gemalto NV (g)	221	13,495
Heineken Holding NV	12,062	1,241,644
Heineken NV	27,690	2,972,963
ING Groep NV	524,648	8,839,768
Koninklijke Ahold Delhaize NV	202,756	4,798,177
Koninklijke DSM NV	36,993	3,668,786
Koninklijke KPN NV	581,856	1,743,907
Koninklijke Philips NV	167,046	6,402,587

99

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
NN Group NV	39,302	$1,742,014
NXP Semiconductors NV (b)	39,329	4,601,493
OCI NV (b) (c)	4,995	115,214
Philips Lighting NV (e)	18,633	698,932
PostNL NV	103,021	385,423
Randstad Holding NV (c)	8,198	538,597
Royal Dutch Shell PLC Class A	562,303	17,617,818
Royal Dutch Shell PLC Class B	465,278	14,861,796
SBM Offshore NV	52,995	846,961
Wolters Kluwer NV	38,514	2,045,757

		96,019,006

NEW ZEALAND - 0.3%
a2 Milk Co., Ltd. (b)	359,561	3,216,401
Air New Zealand, Ltd.	159,250	371,072
Auckland International Airport, Ltd.	69,160	305,339
Fisher & Paykel Healthcare Corp., Ltd.	86,596	824,608
Fletcher Building, Ltd.	45,234	196,770
Goodman Property Trust REIT	294,821	282,869
Infratil, Ltd.	126,067	281,929
Investore Property, Ltd. (c)	51,456	51,969
Kiwi Property Group, Ltd.	334,136	323,001
Spark New Zealand, Ltd.	227,232	547,510
Stride Property Group (c)	194,499	238,530
Vital Healthcare Property Trust REIT	263,298	396,031
Xero, Ltd. (b)(c)	141	3,617

		7,039,646

NORWAY — 0.7%
Akastor ASA (b)	17,731	34,419
Aker Solutions ASA (b)	17,731	93,613
DNB ASA	152,598	2,957,322
DNO ASA (b)	101,193	159,247
Marine Harvest ASA	43,668	874,367
Norsk Hydro ASA	255,961	1,498,087
Orkla ASA	245,238	2,628,258
Schibsted ASA Class A	8,768	244,581
Schibsted ASA Class B	8,608	217,751
Statoil ASA (c)	148,007	3,481,043
Storebrand ASA	141,869	1,152,523
Telenor ASA	130,074	2,932,524
TGS Nopec Geophysical Co. ASA	14,442	351,993
Yara International ASA	42,845	1,806,912

		18,432,640

PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (b)	1,062,597	355,459
EDP - Energias de Portugal SA	435,927	1,655,554
Galp Energia SGPS SA	53,115	999,777
Jeronimo Martins SGPS SA	30,592	557,017
Mota-Engil SGPS SA	68,793	276,659
NOS SGPS SA	163,004	960,254
Pharol SGPS SA (b) (c)	188,556	52,872

		4,857,592

Security Description	Shares	Value
SINGAPORE — 1.2%
AIMS AMP Capital Industrial REIT	371,498	$385,295
Ascendas REIT	254,215	509,865
Ascendas Hospitality Trust REIT	534,500	332,203
Cache Logistics Trust REIT	497,629	316,876
CapitaLand Mall Trust REIT	290,300	460,477
CapitaLand, Ltd.	829,000	2,256,943
China New Town Development Co., Ltd. (b) (g)	1,443,800	52,430
City Developments, Ltd.	77,200	765,347
ComfortDelGro Corp., Ltd.	254,300	397,556
COSCO Shipping International Singapore Co., Ltd. (b) (c)	1,205,100	436,530
DBS Group Holdings, Ltd.	242,092	5,077,046
Genting Singapore PLC	1,674,600	1,379,218
IGG, Inc. (c)	52,000	71,159
Jardine Cycle & Carriage, Ltd.	3,333	87,690
Keppel REIT	120,209	110,923
Keppel Corp., Ltd.	422,175	2,501,563
Lippo Malls Indonesia Retail Trust REIT	2,482,100	728,749
Oversea-Chinese Banking Corp., Ltd.	456,737	4,465,316
Sembcorp Industries, Ltd.	120,500	285,789
Singapore Airlines, Ltd.	130,856	1,081,735
Singapore Exchange, Ltd.	118,600	666,577
Singapore Press Holdings, Ltd. (c)	205,500	394,921
Singapore Technologies Engineering, Ltd.	89,800	245,849
Singapore Telecommunications, Ltd.	993,600	2,553,521
Soilbuild Business Space REIT (c)	705,800	349,859
United Overseas Bank, Ltd.	161,108	3,378,685
UOL Group, Ltd.	81,754	533,056
Wilmar International, Ltd.	412,000	999,131

		30,824,309

SOUTH AFRICA — 0.1%
Investec PLC	71,808	553,624
Mondi PLC	92,037	2,472,447

		3,026,071

SOUTH KOREA — 5.0%
Advanced Process Systems Corp. (b) (d)	4,785	127,043
Amorepacific Corp.	3,308	952,769
AMOREPACIFIC Group	3,702	475,818
APS Holdings Corp. (b) (d)	2,314	16,043
Asiana Airlines, Inc. (b)	94,526	422,126
BNK Financial Group, Inc.	40,141	401,071
Celltrion, Inc. (b) (c)	11,943	3,551,863
CJ CGV Co., Ltd.	14,809	941,974
CMG Pharmaceutical Co., Ltd. (b)	21,145	133,706
Coway Co., Ltd.	4,902	403,786

100

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Crown Confectionery Co., Ltd. (d)	9,507	$111,490
CROWNHAITAI Holdings Co., Ltd. (d)	7,716	96,278
CUROCOM Co., Ltd. (b) (c)	23,484	54,309
Dae Han Flour Mills Co., Ltd.	5,373	846,856
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	499	13,085
Digitech Systems Co., Ltd. (a)	19,094	—
DIO Corp. (b)	3,479	145,734
Dongkuk Industries Co., Ltd.	194,548	686,275
Dongwon F&B Co., Ltd.	2,872	590,082
Dongwon Industries Co., Ltd.	3,254	917,372
DY Corp.	27,875	154,294
E-MART, Inc.	2,098	532,422
Eyegene, Inc. (b)	5,370	113,607
GS Home Shopping, Inc.	2,843	501,172
Hana Financial Group, Inc.	32,293	1,381,519
Hana Tour Service, Inc.	9,916	1,111,701
Hancom, Inc.	22,056	337,286
Hankook Shell Oil Co., Ltd.	1,201	376,897
Hankook Tire Co., Ltd.	5,260	259,570
Hanssem Co., Ltd.	5,852	823,529
Harim Co., Ltd. (b)	116,230	383,290
Hotel Shilla Co., Ltd.	11,914	1,028,322
HS Industries Co., Ltd.	20,038	157,913
Huons Co., Ltd.	6,670	673,320
Huons Global Co., Ltd.	5,750	383,549
Hyundai Construction Equipment Co., Ltd. (b)	295	48,848
Hyundai Electric & Energy System Co., Ltd. (b)	270	20,822
Hyundai Elevator Co., Ltd.	7,470	557,149
Hyundai Engineering Plastics Co., Ltd.	138,719	844,625
Hyundai Glovis Co., Ltd.	1,619	276,441
Hyundai Heavy Industries Co., Ltd. (b)	49	6,321
Hyundai Hy Communications & Network Co., Ltd.	137,192	563,106
Hyundai Mobis Co., Ltd.	7,493	1,785,554
Hyundai Motor Co.	19,102	2,571,664
Hyundai Motor Co. Preference Shares	3,169	277,091
Hyundai Robotics Co., Ltd. (b)	2,080	831,297
Hyundai Steel Co.	6,522	315,729
Infinitt Healthcare Co., Ltd. (b)	44,988	350,737
Interpark Holdings Corp.	21,372	73,085
Jeil Pharma Holdings, Inc.	281	8,357
Jeil Pharmaceutical Co., Ltd.	869	49,732
Jenax, Inc. (b) (c)	49,181	1,504,175
JoyCity Corp. (b) (c)	7,370	110,284
Kakao Corp.	4,871	591,795
Kangstem Biotech Co., Ltd. (b)	4,706	61,811
Kangwon Land, Inc.	10,822	276,667
KB Financial Group, Inc.	72,789	4,206,588
KCC Corp.	393	122,225
Kia Motors Corp.	27,601	824,741

Security Description	Shares	Value
KIWOOM Securities Co., Ltd. (c)	21,873	$2,185,453
Koh Young Technology, Inc.	35,609	3,347,426
Korea Aerospace Industries, Ltd. (b)	6,393	299,588
Korea Electric Power Corp. ADR (b) (c)	95,674	1,472,423
Korea Zinc Co., Ltd.	1,701	769,192
Korean Air Lines Co., Ltd.	11,187	343,198
KT Corp. ADR (b)	89,890	1,231,493
KT&G Corp.	13,567	1,272,821
KyungDong City Gas Co., Ltd.	2,283	82,033
LG Chem, Ltd.	5,442	1,970,740
LG Chem, Ltd. Preference Shares	2,421	489,469
LG Display Co., Ltd. ADR (b) (c)	124,251	1,503,437
LG Display Co., Ltd.	27,227	660,304
LG Electronics, Inc.	15,654	1,600,794
LG Household & Health Care, Ltd.	1,252	1,400,116
LG Uplus Corp.	28,810	332,454
Lotte Chemical Corp.	1,687	685,309
Lotte Corp. (b)	2,269	134,961
Lotte Food Co., Ltd.	851	519,750
Lotte Shopping Co., Ltd.	395	86,715
Medy-Tox, Inc.	2,109	1,477,428
Mirae Asset Daewoo Co., Ltd.	49,430	427,104
Modetour Network, Inc.	51,997	1,895,190
Muhak Co., Ltd.	30,610	495,377
NAVER Corp.	4,083	3,010,825
NCSoft Corp.	2,053	789,689
Netmarble Games Corp. (e)	7,912	1,091,157
Nexon GT Co., Ltd. (b)	24,901	265,153
NHN Entertainment Corp. (b)	930	58,894
OCI Co., Ltd.	1,666	246,954
Orientbio, Inc. (b)	29,611	29,030
Orion Corp./Republic of Korea	2,062	247,618
Orion Holdings Corp.	673	16,953
Ottogi Corp.	877	584,996
POSCO ADR (b)	58,223	4,590,884
S-1 Corp.	4,507	405,922
Sajo Industries Co., Ltd.	19,041	1,221,882
Samsung Biologics Co., Ltd. (b) (e)	2,037	928,776
Samsung C&T Corp.	11,626	1,494,288
Samsung Electro-Mechanics Co., Ltd.	6,957	698,376
Samsung Electronics Co., Ltd. GDR	24,680	28,283,280
Samsung Electronics Co., Ltd. Preference Shares	1,991	3,782,508
Samsung Engineering Co., Ltd. (b)	16,209	281,327
Samsung Fire & Marine
Insurance Co., Ltd.	3,346	841,287
Samsung Heavy Industries Co., Ltd. (b)	32,465	240,008

101

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Samsung Life Insurance Co., Ltd.	10,273	$1,113,173
Samsung SDI Co., Ltd.	7,452	1,335,334
Samsung SDS Co., Ltd.	4,580	1,084,952
Shinhan Financial Group Co., Ltd.	52,795	2,236,321
Shinsegae Food Co., Ltd.	7,309	846,854
SillaJen, Inc. (b)	9,223	926,713
SK Bioland Co., Ltd.	33,881	657,976
SK Holdings Co., Ltd.	3,274	916,867
SK Hynix, Inc.	64,828	4,883,843
SK Innovation Co., Ltd.	15,230	3,000,563
SK Telecom Co., Ltd. ADR	74,948	1,811,493
S-Oil Corp.	4,987	559,102
Woori Bank	67,677	914,297
Youlchon Chemical Co., Ltd.	28,000	422,929
Yungjin Pharmaceutical Co., Ltd. (b) (c)	12,351	95,364

		129,983,278

SPAIN — 2.7%
Abertis Infraestructuras SA	93,288	2,090,386
Acciona SA (c)	3,324	252,313
Acerinox SA	18,164	253,436
ACS Actividades de Construccion y Servicios SA	25,979	1,011,226
Aena SME SA (e)	9,431	1,898,130
Amadeus IT Group SA	57,155	4,216,120
Atresmedia Corp. de Medios de Comunicacion SA (c)	29,072	276,916
Banco Bilbao Vizcaya Argentaria SA	866,223	6,848,973
Banco de Sabadell SA	611,210	1,248,569
Banco Santander SA	2,053,626	13,373,332
Bankia SA (c)	95,337	426,674
Bankinter SA (c)	104,776	1,076,744
Bolsas y Mercados Espanoles SHMSF SA (c)	8,512	287,883
CaixaBank SA	445,837	2,123,067
Cellnex Telecom SA (e)	19,020	507,367
Distribuidora Internacional de Alimentacion SA (c)	97,913	415,082
Ebro Foods SA (c)	13,199	335,370
Enagas SA	28,961	791,781
Endesa SA	39,416	866,989
Faes Farma SA	36,224	132,314
Ferrovial SA	55,839	1,165,048
Gas Natural SDG SA	45,929	1,095,260
Grifols SA	52,324	1,480,709
Grifols SA ADR	32,272	684,166
Grifols SA Class B, Preference
Shares	30,854	655,704
Iberdrola SA	784,356	5,760,833
Indra Sistemas SA (b)	63,849	881,833
Industria de Diseno Textil SA	143,228	4,479,470
Inmobiliaria Colonial Socimi SA REIT	37,346	431,742
Let’s GOWEX SA (a) (b) (c)	4,019	—
Mapfre SA	122,814	407,967

Security Description	Shares	Value
Mediaset Espana Comunicacion SA	25,652	$260,777
Merlin Properties Socimi SA	40,241	615,661
NH Hotel Group SA	100,806	791,589
Pharma Mar SA (b)	134,812	273,236
Red Electrica Corp. SA	55,363	1,139,116
Repsol SA	187,990	3,332,742
Sacyr SA	67,230	179,504
Siemens Gamesa Renewable
Energy SA (c)	28,531	457,032
Telefonica SA	588,596	5,811,349
Viscofan SA	5,380	371,191

		68,707,601

SWEDEN — 2.6%
Alfa Laval AB	106,365	2,503,924
Arjo AB Class B (b)	9,467	27,582
Assa Abloy AB Class B	126,510	2,724,373
Atlas Copco AB Class A	83,272	3,591,470
Atlas Copco AB Class B	51,004	1,976,262
Bilia AB Class A	38,454	339,781
BillerudKorsnas AB	22,727	350,343
Boliden AB	33,968	1,186,373
Castellum AB (c)	34,013	554,374
Dometic Group AB (e)	36,954	336,455
Electrolux AB Class B	61,733	1,934,961
Elekta AB Class B	33,247	353,558
Essity AB Class B (b)	75,760	2,086,051
Fabege AB	17,452	376,764
Fastighets AB Balder (b)	12,095	302,707
Getinge AB Class B	12,876	145,967
Hennes & Mauritz AB Class B (c)	130,197	1,946,084
Hexagon AB Class B	33,100	1,960,357
Hexpol AB	39,864	368,186
Holmen AB Class B	6,197	335,201
Husqvarna AB Class B	52,583	505,311
ICA Gruppen AB (c)	9,891	348,880
Industrivarden AB Class A	24,808	600,738
Industrivarden AB Class C	20,975	485,755
Indutrade AB	11,147	286,435
Intrum Justitia AB (c)	9,152	258,666
Investor AB Class B	56,886	2,507,799
JM AB	10,419	235,755
Karo Pharma AB (c)	180,453	709,978
Kinnevik AB Class B	41,112	1,474,667
KNOW IT AB	48,904	981,023
L E Lundbergforetagen AB Class B	4,584	327,319
Loomis AB Class B	9,062	325,050
Lundin Petroleum AB (b)	29,004	725,897
NetEnt AB (b)	181,391	908,385
Nibe Industrier AB Class B	48,151	454,326
Nordea Bank AB	407,018	4,330,289
Opus Group AB (c)	188,060	138,101
Qliro Group AB (b)	146,948	214,067
SAAB AB Class B	12,782	576,768
Sandvik AB	196,462	3,576,280
Securitas AB Class B	40,880	691,926

102

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A (c)	221,780	$2,315,571
Skanska AB Class B	51,039	1,040,002
SKF AB Class B (c)	46,656	949,855
Svenska Cellulosa AB SCA Class B	62,986	668,758
Svenska Handelsbanken AB Class A (c)	189,970	2,363,623
Swedbank AB Class A (c)	131,457	2,935,289
Swedish Match AB	20,231	911,927
Swedish Orphan Biovitrum AB (b)	28,134	500,377
Tele2 AB Class B	109,293	1,306,980
Telefonaktiebolaget LM Ericsson Class B (c)	482,072	3,046,192
Telia Co. AB	323,529	1,514,731
Tethys Oil AB	39,400	316,148
Trelleborg AB Class B	31,004	776,692
Volvo AB Class A	44,661	813,250
Volvo AB Class B (c)	202,160	3,675,176

		67,198,759

SWITZERLAND — 6.9%
ABB, Ltd.	255,676	6,066,164
Adecco Group AG	38,201	2,712,686
Aryzta AG (b) (c)	4,686	103,987
Baloise Holding AG	6,289	959,506
Barry Callebaut AG	364	710,058
Chocoladefabriken Lindt & Spruengli AG (d)	42	259,868
Chocoladefabriken Lindt & Spruengli AG (d)	5	362,886
Cie Financiere Richemont SA	66,695	5,973,019
Clariant AG (b)	36,453	868,309
Coca-Cola HBC AG (b)	22,288	823,536
Comet Holding AG (b)	6,971	962,371
Credit Suisse Group AG (b)	270,048	4,509,260
Dufry AG (b)	4,110	537,141
EMS-Chemie Holding AG	842	530,207
Ferguson PLC	45,893	3,446,836
Flughafen Zurich AG	2,416	531,843
Geberit AG	4,938	2,178,165
Georg Fischer AG	451	601,898
Givaudan SA	1,219	2,769,992
Glencore PLC (b)	1,351,009	6,705,201
Idorsia, Ltd. (b)	12,483	298,779
Julius Baer Group, Ltd. (b)	42,013	2,577,113
Kuehne + Nagel International AG	15,354	2,409,885
LafargeHolcim, Ltd. (b) (d)	74,200	4,052,485
LafargeHolcim, Ltd. (b) (d)	1,239	67,473
Leonteq AG (b)	5,836	332,145
Logitech International SA	21,476	784,044
Lonza Group AG (b)	8,683	2,041,992
Meyer Burger Technology AG (b) (c)	16,072	18,563
Nestle SA	386,759	30,541,683
Novartis AG	328,125	26,473,410
Partners Group Holding AG	2,414	1,789,829

Security Description	Shares	Value
PSP Swiss Property AG	4,968	$483,519
Roche Holding AG Bearer Shares	3,302	764,812
Roche Holding AG	93,196	21,323,354
Schindler Holding AG	5,742	1,235,226
Schindler Holding AG	2,936	613,200
SGS SA	771	1,890,464
Sika AG	366	2,860,808
Sonova Holding AG	7,114	1,127,721
STMicroelectronics NV	104,293	2,306,842
Straumann Holding AG	1,266	795,877
Sulzer AG	10,763	1,410,564
Swatch Group AG	7,489	3,295,598
Swatch Group AG	7,468	624,283
Swiss Life Holding AG (b)	4,119	1,463,759
Swiss Prime Site AG (b)	9,016	870,436
Swiss Re AG	44,635	4,534,349
Swisscom AG (c)	3,283	1,623,673
Temenos Group AG (b)	12,365	1,477,189
u-blox Holding AG	2,130	382,581
UBS Group AG (b)	456,139	8,000,057
Vifor Pharma AG	4,646	714,415
Zurich Insurance Group AG (b)	21,607	7,071,464

		177,870,525

UNITED KINGDOM — 13.3%
3i Group PLC	264,300	3,184,829
Admiral Group PLC	31,248	808,312
Afren PLC (a) (c)	55,933	—
Aggreko PLC	27,705	285,344
Anglo American PLC	197,924	4,611,730
Ashtead Group PLC	55,910	1,521,553
Associated British Foods PLC	45,484	1,589,381
AstraZeneca PLC	172,777	11,865,300
Auto Trader Group PLC (e)	94,904	466,758
Aviva PLC	648,063	4,508,241
Avon Rubber PLC (c)	58,480	1,041,854
Babcock International Group PLC (c)	65,922	618,475
BAE Systems PLC	398,264	3,248,193
Balfour Beatty PLC	341,898	1,283,448
Barclays PLC	1,775,397	5,142,938
Barratt Developments PLC	204,969	1,525,062
BBA Aviation PLC	149,656	672,640
Bellway PLC	12,881	550,938
Berkeley Group Holdings PLC	13,606	723,187
Big Yellow Group PLC REIT	35,464	424,358
BP PLC	2,467,608	16,589,529
British American Tobacco PLC	283,584	16,433,599
British Land Co. PLC REIT	220,070	1,981,945
Britvic PLC	27,366	262,005
BT Group PLC	1,201,404	3,834,125
BTG PLC (b)	48,124	456,356
Bunzl PLC	42,298	1,243,082
Burberry Group PLC	69,860	1,662,073
Cairn Energy PLC (b)	55,676	160,891
Capita PLC	118,617	239,693

103

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Capital & Counties Properties PLC (c)	94,470	$360,461
Carnival PLC	40,479	2,600,705
Centamin PLC	289,612	627,074
Centrica PLC	848,757	1,693,085
CNH Industrial NV	126,685	1,562,710
Cobham PLC (b)	221,781	382,360
Coca-Cola European Partners PLC	29,378	1,223,888
Compass Group PLC	212,912	4,347,185
Croda International PLC	9,168	587,485
CYBG PLC	93,980	388,551
Daily Mail & General Trust PLC	28,950	262,347
DCC PLC	10,807	994,500
Derwent London PLC	14,426	627,745
Diageo PLC	345,741	11,698,332
Dialog Semiconductor PLC (b)	9,953	236,184
Direct Line Insurance Group PLC	182,296	975,079
Dixons Carphone PLC	129,287	338,334
Drax Group PLC	48,911	188,410
DS Smith PLC	70,170	463,233
easyJet PLC	31,885	717,665
Experian PLC	141,047	3,042,109
Fiat Chrysler Automobiles NV	135,862	2,757,318
Firstgroup PLC (b)	440,401	507,209
Foxtons Group PLC	46,335	52,844
G4S PLC	461,555	1,606,372
GKN PLC	215,904	1,402,289
GlaxoSmithKline PLC	662,371	12,952,686
Grafton Group PLC	27,691	299,106
Great Portland Estates PLC REIT	35,864	335,018
Greene King PLC	39,034	258,124
Halma PLC	48,200	797,180
Hammerson PLC REIT	93,760	705,771
Hansteen Holdings PLC REIT	53,836	96,365
Hargreaves Lansdown PLC	25,019	573,128
Hays PLC	176,066	465,074
Hiscox, Ltd.	37,277	761,374
HomeServe PLC	50,972	527,696
Howden Joinery Group PLC	75,543	488,318
HSBC Holdings PLC	2,609,645	24,359,030
IG Group Holdings PLC	46,048	515,154
IMI PLC	29,377	445,069
Imperial Brands PLC	121,684	4,141,141
Inchcape PLC	52,759	511,411
Indivior PLC (b)	102,350	585,218
Informa PLC	95,813	965,845
Inmarsat PLC	38,997	198,087
InterContinental Hotels Group PLC	26,458	1,584,080
International Consolidated Airlines Group SA	86,132	742,596
International Personal Finance PLC	42,662	137,287
Intertek Group PLC	21,291	1,391,803
Intu Properties PLC REIT (c)	100,785	293,649

Security Description	Shares	Value
ITV PLC	462,410	$935,056
J Sainsbury PLC	311,256	1,042,672
John Wood Group PLC	132,092	1,000,613
Johnson Matthey PLC	25,208	1,075,705
Just Eat PLC (b)	65,552	642,223
Keller Group PLC	12,792	156,118
Kingfisher PLC	494,487	2,028,974
Land Securities Group PLC REIT	155,820	2,048,353
Legal & General Group PLC	746,114	2,698,260
Lloyds Banking Group PLC	8,848,625	8,026,150
London Stock Exchange Group PLC	39,334	2,276,633
Lonmin PLC (b) (c)	25,523	20,802
Man Group PLC	348,021	837,758
Marks & Spencer Group PLC	317,096	1,201,910
Meggitt PLC	79,881	483,862
Melrose Industries PLC (c)	231,620	750,557
Micro Focus International PLC	54,674	756,843
National Grid PLC	504,969	5,682,548
NEX Group PLC	116,080	1,597,431
Next PLC	26,930	1,797,827
Ocado Group PLC (b) (c)	50,485	375,914
Old Mutual PLC	951,704	3,194,776
Ophir Energy PLC (b)	74,801	55,194
Pearson PLC	150,551	1,581,835
Pennon Group PLC	52,598	474,729
Persimmon PLC	30,611	1,086,410
Petrofac, Ltd.	30,196	214,675
Provident Financial PLC (c)	8,327	79,619
Prudential PLC	322,109	8,036,232
Randgold Resources, Ltd.	21,910	1,807,853
Reckitt Benckiser Group PLC	83,659	7,081,312
RELX NV	133,553	2,764,331
RELX PLC	154,452	3,174,146
Rentokil Initial PLC	233,391	889,548
Rightmove PLC	12,888	785,907
Rio Tinto PLC	149,144	7,554,905
Rio Tinto, Ltd.	49,736	2,773,505
Rolls-Royce Holdings PLC (b)	275,189	3,364,682
Royal Bank of Scotland Group PLC (b)	411,223	1,492,923
Royal Mail PLC	57,692	437,671
RPC Group PLC	51,448	558,028
RSA Insurance Group PLC	172,329	1,522,982
Sage Group PLC	141,585	1,269,550
Schroders PLC	14,445	646,809
Segro PLC REIT	119,015	1,003,729
Serco Group PLC (b)	228,499	282,715
Severn Trent PLC	30,172	780,478
Shaftesbury PLC	35,195	484,829
Shire PLC	114,247	5,722,287
Sky PLC	168,546	3,067,761
Smith & Nephew PLC	120,731	2,254,201
Smiths Group PLC	124,279	2,638,614
Spirax-Sarco Engineering PLC	9,140	737,883
Sports Direct International PLC (b)	19,816	102,185

104

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SSE PLC	192,300	$3,442,118
St James’s Place PLC	65,995	1,005,858
Standard Chartered PLC	367,041	3,669,586
Standard Life Aberdeen PLC	535,137	2,700,233
TalkTalk Telecom Group PLC	54,952	89,266
Tate & Lyle PLC	114,929	878,017
Taylor Wimpey PLC	310,917	805,141
Telecom Plus PLC	7,905	135,509
Tesco PLC	1,377,223	3,977,923
Thomas Cook Group PLC	135,344	224,415
TP ICAP PLC	73,803	462,576
Travis Perkins PLC	20,230	350,192
Trinity Mirror PLC	59,669	66,544
Tullow Oil PLC (b)	228,844	629,204
UBM PLC	49,720	654,229
Unilever NV	214,288	12,088,680
Unilever PLC	185,129	10,272,392
United Utilities Group PLC	89,597	899,162
Victrex PLC	12,017	432,899
Vodafone Group PLC	3,630,455	9,891,241
Weir Group PLC	14,513	406,057
Whitbread PLC	23,959	1,243,558
William Hill PLC	181,572	841,305
Wm Morrison Supermarkets PLC	497,770	1,490,810
Workspace Group PLC REIT	29,787	414,509
WPP PLC	169,409	2,691,352

		343,830,812

UNITED STATES — 0.2%
Argonaut Gold, Inc. (b)	44,443	84,801
Flex, Ltd. (b)	174,046	2,842,171
ICON PLC (b)	7,776	918,657
REC Silicon ASA (b)	383,191	73,017
Stratasys, Ltd. (b) (c)	5,861	118,275
Tahoe Resources, Inc.	18,178	85,303
Worldpay, Inc. Class A (b)	377	30,393

		4,152,617

TOTAL COMMON STOCKS (Cost $2,514,314,674)		2,571,975,742

WARRANTS — 0.0% (f)
FRANCE — 0.0% (f)
CGG SA (expiring 2/21/22) (b) (c)	4,461	1,810
CGG SA (expiring 2/21/23) (b) (c)	14,495	2,514

TOTAL WARRANTS (Cost $0)		4,324

RIGHTS — 0.0% (f)
ITALY — 0.0% (f)
Immobiliare Grande Distribuzione SIIQ SpA (expiring 04/13/18) (b)	48,911	52,009

Security Description	Shares	Value
SOUTH KOREA — 0.0% (f)
Samsung Heavy Industries Co., Ltd. (expires 4/13/18) (b)	16,450	$32,023

UNITED KINGDOM — 0.0% (f)
Provident Financial PLC (expiring 4/9/18) (b) (c)	5,756	29,957

TOTAL RIGHTS (Cost $49,428)		113,989

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h) (i)	2,509,422	2,509,422
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	65,277,407	65,277,407

TOTAL SHORT-TERM INVESTMENTS (Cost $67,786,829)		67,786,829

TOTAL INVESTMENTS — 102.0% (Cost $2,582,150,931)		2,639,880,884

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(50,947,933)

NET ASSETS — 100.0%		$2,588,932,951

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $65,925, representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.
(j)	Investment of cash collateral for securities loaned.

105

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

ADR =American Depositary Receipt

GDR =Global Depositary Receipt

REIT =Real Estate Investment Trust

SDR =Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$145,299,080	$—	$0	(a)	$145,299,080
Austria	8,667,184	—	—		8,667,184
Belgium	30,204,666	—	—		30,204,666
Canada	199,571,091	—	—		199,571,091
Chile	564,078	—	—		564,078
China	1,454,522	—	—		1,454,522
Denmark	36,787,018	—	—		36,787,018
Finland	22,415,427	—	—		22,415,427
France	208,691,149	—	—		208,691,149
Germany	200,957,194	—	—		200,957,194
Hong Kong	74,724,692	—	—		74,724,692
Ireland	13,827,590	—	0	(a)	13,827,590
Israel	13,553,579	—	—		13,553,579
Italy	52,470,131	—	—		52,470,131
Japan	603,806,433	—	—		603,806,433
Jordan	300,930	—	—		300,930
Luxembourg	4,921,092	—	—		4,921,092
Macau	621,230	—	—		621,230
Malta	746,969	—	—		746,969
Mexico	448,831	—	—		448,831
Netherlands	96,005,511	13,495	—		96,019,006
New Zealand	7,039,646	—	—		7,039,646
Norway	18,432,640	—	—		18,432,640
Portugal	4,857,592	—	—		4,857,592
Singapore	30,771,879	52,430	—		30,824,309
South Africa	3,026,071	—	—		3,026,071
South Korea	129,983,278	—	0	(a)	129,983,278
Spain	68,707,601	—	0	(a)	68,707,601
Sweden	67,198,759	—	—		67,198,759
Switzerland	177,870,525	—	—		177,870,525
United Kingdom	343,830,812	—	0	(a)	343,830,812
United States	4,152,617	—	—		4,152,617
Warrants
France	4,324	—	—		4,324
Rights
Italy	52,009	—	—		52,009
South Korea	32,023	—	—		32,023
United Kingdom	29,957	—	—		29,957
Short-Term Investments	67,786,829	—	—		67,786,829

TOTAL INVESTMENTS	$2,639,814,959	$65,925	$0		$2,639,880,884

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

106

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,169,081	$1,169,081	$9,556,166	$7,046,744	$—	$—	2,509,422	$2,509,422	$28,979	$—
State Street Navigator Securities Lending Government Money Market Portfolio	22,963,226	22,963,226	224,925,176	182,610,995	—	—	65,277,407	65,277,407	283,601	—

Total		$24,132,307	$234,481,342	$189,657,739	$—	$—		$67,786,829	$312,580	$—

107

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H (a)	1,728,000	$1,217,568

AIR FREIGHT & LOGISTICS — 0.2%
Sinotrans, Ltd. Class H	824,000	452,511
ZTO Express Cayman, Inc. ADR (a)	123,794	1,855,672

		2,308,183

AIRLINES — 0.4%
Air China, Ltd. Class H	1,582,000	2,015,723
China Eastern Airlines Corp., Ltd. Class H	1,516,000	1,101,028
China Southern Airlines Co., Ltd. Class H	1,210,000	1,248,806
Shandong Airlines Co., Ltd. Class B	106,000	199,485

		4,565,042

AUTO COMPONENTS — 0.5%
China First Capital Group, Ltd. (b)	518,000	243,546
Fuyao Glass Industry Group Co., Ltd. Class H (c)	186,000	716,907
Minth Group, Ltd.	636,000	2,897,060
Xinyi Glass Holdings, Ltd.	1,044,000	1,572,325

		5,429,838

AUTOMOBILES — 2.3%
BAIC Motor Corp., Ltd. Class H (c)	925,400	1,134,303
Brilliance China Automotive Holdings, Ltd.	1,688,000	3,522,985
Byd Co., Ltd. Class H (a)	429,000	3,345,285
Chongqing Changan Automobile Co., Ltd. Class B	727,300	727,458
Dongfeng Motor Group Co., Ltd. Class H	2,149,300	2,494,823
Geely Automobile Holdings, Ltd.	3,254,000	9,370,233
Great Wall Motor Co., Ltd. Class H (a)	2,363,000	2,369,534
Guangzhou Automobile Group Co., Ltd. Class H	1,612,637	2,971,182
Qingling Motors Co., Ltd. Class H	2,508,000	821,268

		26,757,071

BANKS — 15.4%
Agricultural Bank of China, Ltd. Class H	17,007,000	9,664,669
Bank of China, Ltd. Class H	47,648,700	25,620,518
Bank of Chongqing Co., Ltd. Class H	1,240,500	964,164
Bank of Communications Co., Ltd. Class H	14,645,824	11,476,602
China CITIC Bank Corp., Ltd. Class H	7,176,471	4,901,174
China Construction Bank Corp. Class H	66,318,623	68,107,501
China Merchants Bank Co., Ltd. Class H	2,452,235	10,045,406

Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H	4,654,800	$4,525,327
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,864,000	1,427,397
Huishang Bank Corp., Ltd. Class H	1,737,000	854,302
Industrial & Commercial Bank of China, Ltd. Class H	48,386,789	41,492,182
Postal Savings Bank of China Co., Ltd. Class H (c)	2,132,000	1,339,240
Shengjing Bank Co., Ltd. Class H (c)	561,500	419,249

		180,837,731

BEVERAGES — 0.5%
China Resources Beer Holdings Co., Ltd.	1,053,667	4,564,642
Tibet Water Resources, Ltd. (b)	1,461,000	578,942
Tsingtao Brewery Co., Ltd. Class H	213,000	1,112,725

		6,256,309

BIOTECHNOLOGY — 0.6%
3SBio, Inc. (a) (b) (c)	545,000	1,227,731
BeiGene, Ltd. ADR (b)	26,792	4,501,056
China Biologic Products Holdings, Inc. (b)	10,998	890,838
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	15,700	98,221

		6,717,846

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	356,000	270,800

CAPITAL MARKETS — 1.6%
Central China Securities Co., Ltd. Class H (a)	360,000	134,399
China Cinda Asset Management Co., Ltd. Class H	7,265,200	2,638,255
China Everbright, Ltd.	648,000	1,357,379
China Financial International Investments, Ltd. (a) (b)	4,010,000	137,953
China Galaxy Securities Co., Ltd. Class H	2,097,000	1,394,740
China Huarong Asset Management Co., Ltd. Class H (c)	5,286,000	2,222,622
CITIC Securities Co., Ltd. Class H	1,394,500	3,191,165
GF Securities Co., Ltd. Class H	1,074,200	1,973,671
Guotai Junan International Holdings, Ltd. (a)	1,776,000	511,418
Haitong Securities Co., Ltd. Class H	2,015,400	2,665,527
Huatai Securities Co., Ltd. Class H (c)	711,200	1,368,337
Noah Holdings, Ltd. ADS (b)	15,494	731,472
Shenwan Hongyuan HK, Ltd. (a)	505,000	155,072

		18,482,010

CHEMICALS — 0.2%
China BlueChemical, Ltd. Class H	2,022,000	566,798
China Lumena New Materials Corp. (a) (b) (e)	3,564,548	—
Fufeng Group, Ltd. (a)	564,000	334,161

108

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,801,999	$1,702,985

		2,603,944

COMMERCIAL SERVICES & SUPPLIES — 0.8%
China Everbright International, Ltd.	1,933,000	2,709,249
China Evergrande Group (a) (b)	2,151,600	6,771,469
Dongjiang Environmental Co., Ltd. Class H (a)	151,600	203,594

		9,684,312

COMMUNICATIONS EQUIPMENT — 0.4%
BYD Electronic International Co., Ltd. (a)	517,000	969,668
China All Access Holdings, Ltd.	1,268,000	403,909
China Fiber Optic Network System Group, Ltd. (b) (e)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a)	1,398,310	187,076
Shanghai Potevio Co., Ltd. Class B (b)	264,700	108,262
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (c)	176,000	814,036
ZTE Corp. Class H (a) (b)	584,597	1,903,145

		4,386,096

CONSTRUCTION & ENGINEERING — 0.8%
China Communications Construction Co., Ltd. Class H	3,002,394	3,083,381
China Machinery Engineering Corp. Class H	459,000	243,293
China Railway Construction Corp., Ltd. Class H	1,208,875	1,210,677
China Railway Group, Ltd. Class H	2,689,000	1,863,864
China Singyes Solar Technologies Holdings, Ltd. (a)	368,000	134,572
China State Construction International Holdings, Ltd.	1,176,000	1,435,480
Concord New Energy Group, Ltd.	3,560,000	161,029
Metallurgical Corp. of China, Ltd. Class H	1,634,000	466,363
Sinopec Engineering Group Co., Ltd. Class H	1,083,000	1,077,715

		9,676,374

CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class H	851,500	4,638,154
BBMG Corp. Class H (a)	1,301,000	586,820
China National Building Material Co., Ltd. Class H (a)	2,326,000	2,525,071
China Resources Cement Holdings, Ltd.	801,163	692,110
China Shanshui Cement Group, Ltd. (a) (b) (e)	1,896,000	90,593
CSG Holding Co., Ltd. Class B	446,200	255,839

		8,788,587

Security Description	Shares	Value
CONSUMER FINANCE — 0.2%
China Financial Services Holdings, Ltd.	2,990,000	$251,443
Chong Sing Holdings FinTech Gr (a) (b)	15,842,900	2,079,200

		2,330,643

CONTAINERS & PACKAGING — 0.1%
Beijing Enterprises Clean Energy Group, Ltd. (b)	9,505,714	308,851
Greatview Aseptic Packaging Co., Ltd.	456,000	306,777

		615,628

DISTRIBUTORS — 0.0% (d)
Qianhai Health Holdings, Ltd. (a) (b)	11,000,000	110,725
Xinhua Winshare Publishing and Media Co., Ltd. Class H	593,000	473,747

		584,472

DIVERSIFIED CONSUMER SERVICES — 1.4%
China Maple Leaf Educational Systems, Ltd.	456,000	611,230
Fu Shou Yuan International Group, Ltd.	723,000	716,708
New Oriental Education & Technology Group, Inc. ADR	86,975	7,623,359
TAL Education Group ADR	189,262	7,019,728

		15,971,025

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,161,000	1,227,820

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
China Communications Services Corp., Ltd. Class H	2,179,600	1,302,489
China Telecom Corp., Ltd. Class H	9,424,951	4,155,082
China Unicom Hong Kong, Ltd. (b)	3,855,805	4,863,788
CITIC Telecom International Holdings, Ltd.	1,169,000	338,115

		10,659,474

ELECTRICAL EQUIPMENT — 0.3%
Dongfang Electric Corp., Ltd. Class H (b)	247,800	192,915
Shanghai Electric Group Co., Ltd. Class H (a) (b)	2,122,000	735,425
Tech Pro Technology Development, Ltd. (b) (f)	4,481,396	38,828
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (a)	359,160	575,696
Zhuzhou CRRC Times Electric Co., Ltd. Class H	430,100	2,082,464

		3,625,328

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
AAC Technologies Holdings, Inc.	466,745	8,421,071

109

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Anxin-China Holdings, Ltd. (b) (e)	3,068,000	$—
AVIC International Holdings, Ltd. Class H	267,982	182,677
China Soft Power Technology Holdings, Ltd. (a) (b)	2,219,000	34,494
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,410,700	839,414
FIT Hon Teng, Ltd. (a) (c)	807,000	369,141
Ju Teng International Holdings, Ltd.	1,052,000	260,041
Kingboard Chemical Holdings, Ltd.	550,999	2,516,891
Kingboard Laminates Holdings, Ltd.	338,000	490,098
Sunny Optical Technology Group Co., Ltd.	429,000	7,920,454
Wasion Group Holdings, Ltd. (a)	358,000	182,460

		21,216,741

ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	928,000	114,695
China Oilfield Services, Ltd. Class H	1,257,900	1,296,639
Hilong Holding, Ltd.	672,000	101,892
Sinopec Oilfield Service Corp. Class H (a) (b)	1,288,000	193,652

		1,706,878

FOOD & STAPLES RETAILING — 0.1%
Sun Art Retail Group, Ltd.	1,439,000	1,674,002

FOOD PRODUCTS — 1.9%
China Agri-Industries Holdings, Ltd.	1,641,600	721,624
China Huishan Dairy Holdings Co., Ltd. (a) (b) (e)	2,729,000	—
China Huiyuan Juice Group, Ltd. (b)	701,000	180,424
China Mengniu Dairy Co., Ltd.	1,839,220	6,303,915
China Yurun Food Group, Ltd. (b)	1,139,000	152,383
CP Pokphand Co., Ltd.	3,204,000	249,027
Health and Happiness H&H International Holdings, Ltd. (b)	159,500	1,214,292
Tingyi Cayman Islands Holding Corp.	1,341,844	2,783,434
Uni-President China Holdings, Ltd.	1,234,400	1,067,948
Want Want China Holdings, Ltd.	4,719,933	3,782,778
WH Group, Ltd. (c)	4,820,106	5,134,371
YuanShengTai Dairy Farm, Ltd. (a) (b)	2,308,000	102,927

		21,693,123

GAS UTILITIES — 0.7%
China Gas Holdings, Ltd.	1,500,000	5,456,595
China Oil & Gas Group, Ltd.	1,616,000	129,720
China Resources Gas Group, Ltd.	645,000	2,239,498

		7,825,813

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,692,000	$1,127,526
Yestar Healthcare Holdings Co., Ltd. (a)	695,000	241,753

		1,369,279

HEALTH CARE PROVIDERS & SERVICES — 0.5%
China Resources Phoenix Healthcare Holdings Co., Ltd. (a)	421,000	507,992
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	709,600	1,898,704
Sinopharm Group Co., Ltd. Class H	771,600	3,863,751

		6,270,447

HOTELS, RESTAURANTS & LEISURE — 1.3%
Ajisen China Holdings, Ltd.	458,000	215,919
China Lodging Group, Ltd. ADR	18,551	2,443,352
China Travel International Investment Hong Kong, Ltd.	3,034,000	1,074,694
Imperial Pacific International Holdings, Ltd. (a) (b)	29,330,300	366,241
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,216,187	497,428
Yum China Holdings, Inc.	243,244	10,094,626

		14,692,260

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	941,000	3,351,165
Hisense Kelon Electrical Holdings Co., Ltd. Class H	295,000	336,411
Skyworth Digital Holdings, Ltd.	1,715,423	771,561

		4,459,137

HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	434,000	764,227

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.0%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,178,000	286,684
CGN PowerCo.,Ltd.Class H (a) (c)	7,947,000	2,055,529
China Datang Corp. Renewable Power Co., Ltd. Class H	1,919,000	259,182
China Longyuan Power Group Corp., Ltd. Class H	2,365,000	1,814,062
China Power International Development, Ltd.	2,369,000	609,734
China Resources Power Holdings Co., Ltd.	1,262,092	2,302,812
Datang International Power Generation Co., Ltd. Class H (b)	3,036,287	909,149
Huadian Fuxin Energy Corp., Ltd. Class H	1,850,000	473,797

110

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Huadian Power International Corp., Ltd. Class H	984,000	$378,640
Huaneng Power International, Inc. Class H	2,732,129	1,834,578
Huaneng Renewables Corp., Ltd. Class H	2,554,000	953,483

		11,877,650

INDUSTRIAL CONGLOMERATES — 0.8%
Beijing Enterprises Holdings, Ltd.	429,500	2,243,734
CITIC, Ltd.	4,282,000	5,990,643
Shanghai Industrial Holdings, Ltd.	320,000	833,811

		9,068,188

INSURANCE — 5.6%
China Life Insurance Co., Ltd. Class H	4,771,040	13,130,801
China Pacific Insurance Group Co., Ltd. Class H	1,584,200	7,095,120
China Taiping Insurance Holdings Co., Ltd.	796,891	2,634,879
Fanhua, Inc. ADR (a)	27,274	736,943
New China Life Insurance Co., Ltd. Class H	419,500	1,953,636
People’s Insurance Co. Group of China, Ltd. Class H	4,945,000	2,312,367
PICC Property & Casualty Co., Ltd. Class H	2,998,858	5,250,094
Ping An Insurance Group Co. of China, Ltd. Class H (a)	3,140,100	31,927,931

		65,041,771

INTERNET & CATALOG RETAIL — 3.0%
Ctrip.com International, Ltd. ADR (b)	241,421	11,255,047
JD.com, Inc. ADR (b)	496,240	20,092,757
Vipshop Holdings, Ltd. ADR (b)	227,874	3,787,266

		35,135,070

INTERNET SOFTWARE & SERVICES — 32.4%
21Vianet Group, Inc. ADR (b)	39,390	272,973
58.com, Inc. ADR (b)	50,383	4,023,586
Alibaba Group Holding, Ltd. ADR (b)	709,906	130,296,147
Autohome, Inc. ADR	27,170	2,334,990
Baidu, Inc. ADR (b)	169,905	37,921,097
Baozun, Inc. ADR (b)	14,547	667,416
Bitauto Holdings, Ltd. ADR (a) (b)	19,665	415,915
China Literature, Ltd. (a) (b) (c)	80,000	740,033
Fang Holdings, Ltd. ADR (a) (b)	118,574	609,470
Momo, Inc. ADR (b)	29,597	1,106,336
NetEase, Inc. ADR	46,342	12,993,833
Phoenix New Media, Ltd. ADR (b)	39,351	171,177
SINA Corp. (b)	43,184	4,502,796
Sohu.com, Inc. (b)	28,146	870,274
Tencent Holdings, Ltd.	3,383,615	176,589,670
Tian Ge Interactive Holdings, Ltd. (a) (c)	130,000	109,489
Weibo Corp. ADR	28,685	3,429,005

Security Description	Shares	Value
YY, Inc. ADR (b)	26,215	$2,757,818

		379,812,025

IT SERVICES — 0.4%
AGTech Holdings, Ltd. (a) (b)	1,452,000	172,058
Chinasoft International, Ltd. (a) (b)	1,694,000	1,519,534
Digital China Holdings, Ltd. (a) (b)	722,000	396,496
Hi Sun Technology China, Ltd. (b)	1,377,000	243,878
TravelSky Technology, Ltd. Class H	860,000	2,492,897

		4,824,863

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Genscript Biotech Corp. (a)	442,000	1,413,580
Wuxi Biologics Cayman, Inc. (b) (c)	110,500	1,062,297

		2,475,877

MACHINERY — 1.1%
China Conch Venture Holdings, Ltd.	738,000	2,252,093
China International Marine Containers Group Co., Ltd. Class H	544,300	848,876
CIMC Enric Holdings, Ltd. (a) (b)	614,000	588,316
CRRC Corp., Ltd. Class H	2,790,950	2,379,044
First Tractor Co., Ltd. Class H (a)	356,000	132,452
Haitian International Holdings, Ltd.	625,000	1,895,315
Lonking Holdings, Ltd.	1,983,000	843,905
Weichai Power Co., Ltd. Class H	2,004,680	2,247,771
Yangzijiang Shipbuilding Holdings, Ltd.	1,881,500	1,736,151
Zoomlion Heavy Industry Science and Technology Co., Ltd. (a)	863,800	330,186

		13,254,109

MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (b)	2,104,500	391,495
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	823,800	424,060
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	1,489,175	738,108
SITC International Holdings Co., Ltd.	710,000	705,630

		2,259,293

MEDIA — 0.1%
Alibaba Pictures Group, Ltd. (a) (b)	7,370,000	957,838
Huayi Tencent Entertainment Co., Ltd. (a) (b)	1,330,000	66,091
Poly Culture Group Corp., Ltd. Class H (a)	92,700	164,416
Wisdom Sports Group (a)	1,037,000	104,383

		1,292,728

METALS & MINING — 1.0%
Aluminum Corp. of China, Ltd. Class H (a) (b)	2,752,000	1,525,324
Angang Steel Co., Ltd. Class H (a)	1,075,720	1,027,981

111

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
China Hongqiao Group, Ltd. (a)	205,297	$224,175
China Metal Recycling Holdings, Ltd. (a) (b) (e)	268,085	—
China Molybdenum Co., Ltd. Class H	2,592,000	1,955,155
China Zhongwang Holdings, Ltd. (a)	812,400	482,370
Jiangxi Copper Co., Ltd. Class H	981,000	1,399,947
Maanshan Iron & Steel Co., Ltd. Class H (b)	1,772,000	758,625
MMG, Ltd. (a) (b)	1,232,000	751,918
Munsun Capital Group, Ltd. (a) (b)	4,132,000	21,059
Shougang Fushan Resources Group, Ltd.	2,748,000	700,279
Zhaojin Mining Industry Co., Ltd. Class H (a)	760,500	597,873
Zijin Mining Group Co., Ltd. Class H (a)	5,160,750	2,308,045

		11,752,751

MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd. (a)	533,120	610,674
Parkson Retail Group, Ltd. (a) (b)	1,612,000	186,909

		797,583

OIL, GAS & CONSUMABLE FUELS — 4.2%
China Coal Energy Co., Ltd. Class H	1,868,013	747,367
China Petroleum & Chemical Corp. Class H	16,016,640	14,060,962
China Shenhua Energy Co., Ltd. Class H	2,179,200	5,414,472
China Suntien Green Energy Corp., Ltd. Class H	950,000	266,300
CNOOC, Ltd.	10,459,174	15,405,636
Kunlun Energy Co., Ltd.	2,579,400	2,225,009
NewOcean Energy Holdings, Ltd. (a) (b)	712,000	162,389
PetroChina Co., Ltd. Class H	13,430,930	9,223,999
Sinopec Kantons Holdings, Ltd.	1,072,000	528,604
Yanzhou Coal Mining Co., Ltd. Class H	1,299,900	1,656,282

		49,691,020

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd.	1,626,000	1,717,511
Nine Dragons Paper Holdings, Ltd.	1,281,000	1,916,203

		3,633,714

PERSONAL PRODUCTS — 0.4%
Hengan International Group Co., Ltd.	518,500	4,802,945

PHARMACEUTICALS — 1.9%
China Animal Healthcare, Ltd. (a) (b) (e)	763,600	—
China Medical System Holdings, Ltd.	843,300	1,914,759

Security Description	Shares	Value
China Resources Pharmaceutical Group, Ltd. (c)	677,000	$948,868
China Shineway Pharmaceutical Group, Ltd. (b)	297,000	452,597
Consun Pharmaceutical Group, Ltd.	615,000	652,746
CSPC Pharmaceutical Group, Ltd.	2,280,000	6,057,108
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	204,000	629,028
Hua Han Health Industry Holdings, Ltd. (a) (b) (e)	3,728,400	188,836
Luye Pharma Group, Ltd. (a)	1,099,000	1,051,628
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	216,000	1,326,555
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	520,000	248,461
Sihuan Pharmaceutical Holdings Group, Ltd.	1,310,000	387,243
Sino Biopharmaceutical, Ltd.	3,113,000	6,108,355
SSY Group, Ltd.	1,934,332	1,698,145
Tong Ren Tang Technologies Co., Ltd. Class H (a)	427,000	711,639

		22,375,968

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.8%
Agile Group Holdings, Ltd.	1,230,747	2,543,572
Beijing Capital Land, Ltd. Class H	852,000	518,910
Carnival Group International Holdings, Ltd. (a) (b)	6,926,800	317,731
China Jinmao Holdings Group, Ltd.	1,658,000	944,314
China Overseas Land & Investment, Ltd.	2,703,862	9,388,051
China Overseas Property Holdings, Ltd. (a)	942,620	294,257
China Resources Land, Ltd.	1,926,555	7,008,288
China South City Holdings, Ltd.	2,186,000	493,001
China Vanke Co., Ltd. Class H	891,664	4,067,323
CIFI Holdings Group Co., Ltd.	1,050,000	916,440
Colour Life Services Group Co., Ltd.	282,000	264,814
Country Garden Holdings Co., Ltd.	4,365,500	8,988,759
Fullshare Holdings, Ltd. (a) (b)	4,192,500	2,323,736
Future Land Holdings Co., Ltd. Class A	588,295	3,270,744
Greentown China Holdings, Ltd. (a)	384,500	520,290
Guangzhou R&F Properties Co., Ltd. Class H	864,224	2,156,073
Hopson Development Holdings, Ltd.	394,000	449,809
Hydoo International Holding, Ltd. (b)	1,302,000	104,514
Kaisa Group Holdings, Ltd. (b)	920,000	516,953
KWG Property Holding, Ltd.	837,806	1,142,225
Longfor Properties Co., Ltd.	916,000	2,801,116
Poly Property Group Co., Ltd. (b)	1,332,000	655,113

112

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Redco Group (c)	402,200	$214,724
Renhe Commercial Holdings Co., Ltd. (a) (b)	8,651,000	168,648
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	384,564
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	779,960	1,112,223
Shenzhen Investment, Ltd.	1,948,606	826,785
Shimao Property Holdings, Ltd.	917,441	2,595,109
Shui On Land, Ltd.	3,129,500	849,335
Sino-Ocean Group Holding, Ltd.	2,634,212	1,909,798
SOHO China, Ltd.	943,500	494,092
Sunac China Holdings, Ltd. (a)	1,273,300	4,915,840
Yanlord Land Group, Ltd.	412,900	532,144
Yuexiu Property Co., Ltd.	6,508,000	1,534,065
Yuzhou Properties Co., Ltd.	2,524,840	1,721,124
Zall Group, Ltd. (a) (b)	660,000	936,814

		67,881,298

ROAD & RAIL — 0.2%
CAR, Inc. (b)	821,300	738,807
Dazhong Transportation Group Co., Ltd. Class B	372,000	228,408
Guangshen Railway Co., Ltd. Class H (a)	1,494,000	883,269

		1,850,484

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
GCL-Poly Energy Holdings, Ltd. (b)	7,309,000	903,346
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	—
JinkoSolar Holding Co., Ltd. ADR (a) (b)	13,512	246,594
Semiconductor Manufacturing International Corp. (a) (b)	1,944,600	2,542,155
Shunfeng International Clean Energy, Ltd. (b)	670,000	25,611
Xinyi Solar Holdings, Ltd.	2,596,000	1,048,548

		4,766,254

SOFTWARE — 0.4%
Boyaa Interactive International, Ltd. (a) (b)	302,000	116,978
Cheetah Mobile, Inc. ADR (a) (b)	15,410	206,032
Kingdee International Software Group Co., Ltd. (a) (b)	1,080,000	1,087,114
Kingsoft Corp., Ltd.	525,000	1,665,647
NetDragon Websoft Holdings, Ltd. (a)	210,000	511,066
Shanghai Baosight Software Co., Ltd. Class B	345,500	621,555
V1 Group, Ltd. (b)	2,066,000	57,913

		4,266,305

Security Description	Shares	Value
SPECIALTY RETAIL — 0.3%
China Harmony New Energy Auto Holding, Ltd. (a) (b)	830,000	$531,950
China ZhengTong Auto Services Holdings, Ltd.	32,500	23,604
GOME Retail Holdings, Ltd. (a)	7,241,279	784,257
Grand Baoxin Auto Group, Ltd. (b)	866,074	363,057
Hengdeli Holdings, Ltd. (a)	2,576,895	123,127
Zhongsheng Group Holdings, Ltd.	546,500	1,493,626

		3,319,621

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Coolpad Group, Ltd. (b) (e)	2,629,400	120,610
Lenovo Group, Ltd. (a)	4,718,000	2,410,609
Meitu, Inc. (a) (b) (c)	1,133,500	1,298,391

		3,829,610

TEXTILES,APPAREL & LUXURY GOODS — 0.9%
ANTA Sports Products, Ltd.	634,000	3,198,960
Bosideng International Holdings, Ltd.	3,230,000	316,897
China Dongxiang Group Co., Ltd.	3,181,000	555,276
China Jicheng Holdings, Ltd. (b) (c)	460,750	4,286
Cosmo Lady China Holdings Co., Ltd. (c)	301,000	162,997
Lao Feng Xiang Co., Ltd. Class B	172,911	626,802
Li Ning Co., Ltd. (b)	1,407,207	1,441,579
Shenzhou International Group Holdings, Ltd.	429,000	4,517,774

		10,824,571

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (a)	1,824,000	204,518
New Provenance Everlasting Holdings, Ltd. (a) (b)	5,600,000	114,879

		319,397

TRANSPORTATION INFRASTRUCTURE — 1.0%
Anhui Expressway Co., Ltd. Class H	618,000	472,459
Beijing Capital International Airport Co., Ltd. Class H	1,197,939	1,608,791
China Merchants Port Holdings Co., Ltd.	920,663	2,029,417
COSCO SHIPPING International Hong Kong Co., Ltd.	612,000	254,210
COSCO SHIPPING Ports, Ltd.	1,122,980	944,366
Dalian Port PDA Co., Ltd. Class H (a)	1,182,200	198,833
HNA Infrastructure Co., Ltd. Class H	391,000	418,486
Jiangsu Expressway Co., Ltd. Class H	830,795	1,175,009

113

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Qingdao Port International Co., Ltd. Class H (c)	882,000	$652,934
Shenzhen Expressway Co., Ltd. Class H	652,000	663,772
Shenzhen International Holdings, Ltd.	748,121	1,637,644
Sichuan Expressway Co., Ltd. Class H	812,000	286,589
Xiamen International Port Co., Ltd. Class H	985,000	179,472
Yuexiu Transport Infrastructure, Ltd. (a)	380,000	292,446
Zhejiang Expressway Co., Ltd. Class H	866,000	883,842

		11,698,270

WATER UTILITIES — 0.5%
Beijing Enterprises Water Group, Ltd.	3,436,000	1,917,572
CT Environmental Group, Ltd. (a)	1,736,400	311,956
Guangdong Investment, Ltd.	2,144,000	3,371,044
Kangda International Environmental Co., Ltd. (c)	750,000	140,476

		5,741,048

WIRELESS TELECOMMUNICATION SERVICES — 2.8%
China Mobile, Ltd.	3,520,504	32,274,539

TOTAL COMMON STOCKS (Cost $902,099,523)		1,169,534,960

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	2,369,667	2,369,667
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	18,667,846	18,667,846

TOTAL SHORT-TERM INVESTMENTS (Cost $21,037,513)		21,037,513

TOTAL INVESTMENTS — 101.7% (Cost $923,137,036)		1,190,572,473

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(19,767,962)

NET ASSETS — 100.0%		$1,170,804,511

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.0% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $400,039, representing less than 0.05% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $38,828, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,217,568	$—	$—	$1,217,568
Air Freight & Logistics	2,308,183	—	—	2,308,183

114

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Airlines	$4,565,042	$—	$—		$4,565,042
Auto Components	5,429,838	—	—		5,429,838
Automobiles	26,757,071	—	—		26,757,071
Banks	180,837,731	—	—		180,837,731
Beverages	6,256,309	—	—		6,256,309
Biotechnology	6,717,846	—	—		6,717,846
Building Products	270,800	—	—		270,800
Capital Markets	18,482,010	—	—		18,482,010
Chemicals	2,603,944	—	0	(a)	2,603,944
Commercial Services & Supplies	9,684,312	—	—		9,684,312
Communications Equipment	4,386,096	—	0	(a)	4,386,096
Construction & Engineering	9,676,374	—	—		9,676,374
Construction Materials	8,697,994	—	90,593		8,788,587
Consumer Finance	2,330,643	—	—		2,330,643
Containers & Packaging	615,628	—	—		615,628
Distributors	584,472	—	—		584,472
Diversified Consumer Services	15,971,025	—	—		15,971,025
Diversified Financial Services	1,227,820	—	—		1,227,820
Diversified Telecommunication Services	10,659,474	—	—		10,659,474
Electrical Equipment	3,586,500	38,828	—		3,625,328
Electronic Equipment, Instruments & Components	21,216,741	—	0	(a)	21,216,741
Energy Equipment & Services	1,706,878	—	—		1,706,878
Food & Staples Retailing	1,674,002	—	—		1,674,002
Food Products	21,693,123	—	0	(a)	21,693,123
Gas Utilities	7,825,813	—	—		7,825,813
Health Care Equipment & Supplies	1,369,279	—	—		1,369,279
Health Care Providers & Services	6,270,447	—	—		6,270,447
Hotels, Restaurants & Leisure	14,692,260	—	—		14,692,260
Household Durables	4,459,137	—	—		4,459,137
Household Products	764,227	—	—		764,227
Independent Power Producers & Energy Traders	11,877,650	—	—		11,877,650
Industrial Conglomerates	9,068,188	—	—		9,068,188
Insurance	65,041,771	—	—		65,041,771
Internet & Catalog Retail	35,135,070	—	—		35,135,070
Internet Software & Services	379,812,025	—	—		379,812,025
IT Services	4,824,863	—	—		4,824,863
Life Sciences Tools & Services	2,475,877	—	—		2,475,877
Machinery	13,254,109	—	—		13,254,109
Marine	2,259,293	—	—		2,259,293
Media	1,292,728	—	—		1,292,728
Metals & Mining	11,752,751	—	0	(a)	11,752,751
Multiline Retail	797,583	—	—		797,583
Oil, Gas & Consumable Fuels	49,691,020	—	—		49,691,020
Paper & Forest Products	3,633,714	—	—		3,633,714
Personal Products	4,802,945	—	—		4,802,945
Pharmaceuticals	22,187,132	—	188,836		22,375,968
Real Estate Management & Development	67,881,298	—	—		67,881,298
Road & Rail	1,850,484	—	—		1,850,484
Semiconductors & Semiconductor Equipment	4,766,254	—	0	(a)	4,766,254
Software	4,266,305	—	—		4,266,305
Specialty Retail	3,319,621	—	—		3,319,621
Technology Hardware, Storage & Peripherals	3,709,000	—	120,610		3,829,610
Textiles, Apparel & Luxury Goods	10,824,571	—	—		10,824,571
Trading Companies & Distributors	319,397	—	—		319,397

115

SPDR S&P CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Transportation Infrastructure	$11,698,270	$—	$—	$11,698,270
Water Utilities	5,741,048	—	—	5,741,048
Wireless Telecommunication Services	32,274,539	—	—	32,274,539
Short-Term Investments	21,037,513	—	—	21,037,513

TOTAL INVESTMENTS	$1,190,133,606	$38,828	$400,039	$1,190,572,473

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,785,729	$2,785,729	$54,675,652	$55,091,714	$—	$—	2,369,667	$2,369,667	$17,272	$—
State Street Navigator Securities Lending Government Money Market Portfolio	22,187,451	22,187,451	62,355,765	65,875,370	—	—	18,667,846	18,667,846	416,932	—

Total		$24,973,180	$117,031,417	$120,967,084	$—	$—		$21,037,513	$434,204	$—

116

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 6.3%
Abacus Property Group REIT	169,808	$451,972
Accent Group, Ltd.	277,764	269,520
AET&D Holdings No. 1 Pty, Ltd. (a) (b)	110,316	—
Afterpay Touch Group, Ltd. (b) (c)	79,569	393,055
Ainsworth Game Technology, Ltd. (b)	53,142	75,411
Altium, Ltd.	64,456	983,875
Amaysim Australia, Ltd. (b)	154,042	135,291
Appen, Ltd.	55,366	377,545
ARB Corp., Ltd.	43,281	657,998
Ardent Leisure Group (b)	125,559	177,692
Arena REIT	177,378	293,885
Arrium, Ltd. (a) (b) (c)	1,727,582	—
Asaleo Care, Ltd.	203,351	199,655
Astro Japan Property Group (d)	33,776	—
Atlas Iron, Ltd. (c)	5,534,798	84,909
Ausdrill, Ltd.	149,532	309,686
Austal, Ltd.	162,550	226,301
Australian Agricultural Co., Ltd. (b) (c)	196,999	179,063
Australian Pharmaceutical Industries, Ltd.	117,659	135,376
Australian Property Systems, Ltd. (b) (c)	98,288	349,818
Automotive Holdings Group, Ltd. (b)	105,893	285,101
Aveo Group	126,986	257,148
AWE, Ltd. (c)	307,650	223,004
Bapcor, Ltd.	106,168	462,557
BCI Minerals, Ltd. (c)	3	—
Beach Energy, Ltd.	1,532,360	1,428,107
Beadell Resources, Ltd. (b) (c)	560,731	33,549
Bega Cheese, Ltd. (b)	89,537	464,959
Bellamy’s Australia, Ltd. (c)	33,358	507,651
Bingo Industries, Ltd. (b)	146,696	315,065
Blackmores, Ltd. (b)	7,088	683,793
Breville Group, Ltd.	60,555	540,199
Brickworks, Ltd.	42,123	501,458
Buru Energy, Ltd. (c)	12	3
BWP Trust REIT	173,655	402,270
BWX, Ltd. (b)	60,500	224,608
Cabcharge Australia, Ltd.	5,546	7,572
Cardno, Ltd. (c)	76,516	76,299
Cash Converters International, Ltd. (c)	4,878	1,459
Central Petroleum, Ltd. (c)	21	2
Charter Hall Group REIT	230,054	1,011,133
Charter Hall Long Wale REIT	76,339	228,368
Charter Hall Retail REIT	256,398	757,180
Clean TeQ Holdings, Ltd. (b) (c)	254,590	227,505
Cleanaway Waste Management, Ltd.	924,876	1,025,121
Collins Foods, Ltd.	53,021	211,483
Cooper Energy, Ltd. (b) (c)	942,350	216,849

Security Description	Shares	Value
Corporate Travel Management, Ltd. (b)	52,000	$936,537
Costa Group Holdings, Ltd.	140,434	735,727
Credit Corp. Group, Ltd. (b)	28,539	422,274
Cromwell Property Group REIT (b)	497,355	406,293
CSR, Ltd.	347,380	1,380,252
Dacian Gold, Ltd. (b) (c)	132,269	298,283
Data#3, Ltd.	6	7
Domain Holdings Australia, Ltd.	103,733	258,597
DuluxGroup, Ltd.	166,348	941,668
Eclipx Group, Ltd.	151,482	415,976
Elders, Ltd.	64,794	370,764
Emeco Holdings, Ltd. (c)	30	7
EML Payments, Ltd. (c)	194,667	172,464
Estia Health, Ltd.	103,277	268,551
Evolution Mining, Ltd.	45	105
Fairfax Media, Ltd.	1,084,457	561,487
FAR, Ltd. (b) (c)	4,422,302	267,978
Fleetwood Corp., Ltd.	30	65
FlexiGroup, Ltd.	105,696	145,933
Folkestone Education Trust REIT	145,969	307,905
G8 Education, Ltd. (b)	188,675	382,069
Galaxy Resources, Ltd. (b) (c)	168,957	383,611
Gateway Lifestyle (b)	178,987	271,152
GDI Property Group REIT	226,212	213,425
Genworth Mortgage Insurance Australia, Ltd. (b)	92,191	163,352
Gold Road Resources, Ltd. (b) (c)	474,490	296,625
GrainCorp, Ltd. Class A	108,981	708,040
Greencross, Ltd.	54,136	219,667
Greenland Minerals & Energy, Ltd. (c)	85	5
Growthpoint Properties Australia, Ltd. (b)	81,426	206,111
GUD Holdings, Ltd.	47,428	432,918
GWA Group, Ltd.	138,956	358,130
Hansen Technologies, Ltd.	101,117	321,106
Horizon Oil, Ltd. (c)	54	5
Hotel Property Investments REIT	86,981	206,828
HT&E, Ltd. (b)	72,753	106,309
Icon Energy, Ltd. (c)	24	1
IDP Education, Ltd.	50,182	286,766
Imdex, Ltd. (c)	9	8
Independence Group NL (b)	266,805	941,403
Industria REIT	103,154	198,602
Infigen Energy (c)	928,402	416,597
Ingenia Communities Group REIT	64,707	137,981
Inghams Group, Ltd.	88,424	230,607
InvoCare, Ltd.	201,637	2,009,107
IPH, Ltd. (b)	107,989	280,804
IRESS, Ltd.	56,158	408,791
iSelect, Ltd.	168,246	131,634
iSentia Group, Ltd.	28,980	18,561
Jacana Minerals, Ltd. (a) (b) (c)	12,051	—

117

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Japara Healthcare, Ltd. (b)	135,340	$208,663
JB Hi-Fi, Ltd.	156	3,088
Karoon Gas Australia, Ltd. (b) (c)	13,170	11,617
Kingsgate Consolidated, Ltd. (c)	1,425	361
Liquefied Natural Gas, Ltd. (b) (c)	259,234	86,498
Lynas Corp., Ltd. (c)	218,090	411,523
MACA, Ltd.	30,942	31,566
Mantra Group, Ltd.	151,307	456,116
Mayne Pharma Group, Ltd. (b) (c)	976,063	554,030
McMillan Shakespeare, Ltd.	43,479	561,957
Melbourne IT, Ltd.	6	16
Mesoblast, Ltd. (b) (c)	27,364	31,274
Metals X, Ltd. (b)	203,295	112,275
Mincor Resources NL (c)	9	3
Monadelphous Group, Ltd.	77,679	905,672
Mount Gibson Iron, Ltd.	52,248	15,229
Myer Holdings, Ltd. (b)	167,083	48,060
MYOB Group, Ltd. (b)	120,724	282,434
Nanosonics, Ltd. (b) (c)	162,219	319,785
Navitas, Ltd. (b)	151,186	575,197
New South Resources, Ltd. (c)	272,398	328,040
NEXTDC, Ltd. (c)	197,578	991,151
Nick Scali, Ltd.	43,519	224,322
Nine Entertainment Co. Holdings, Ltd.	248,693	433,025
NRW Holdings, Ltd. (c)	6	6
Nufarm, Ltd.	155,506	1,007,923
OceanaGold Corp.	344,918	928,342
OFX Group, Ltd. (b)	47,489	61,561
oOh!media, Ltd. (b)	94,443	332,511
Orocobre, Ltd. (b) (c)	100,856	414,658
OZ Minerals, Ltd.	163,744	1,129,143
Pact Group Holdings, Ltd.	76,152	320,100
Paladin Energy, Ltd. (b) (c)	15,456	2,015
Perseus Mining, Ltd. (c)	55,493	19,793
Pilbara Minerals, Ltd. (b) (c)	687,692	435,183
Premier Investments, Ltd. (b)	46,706	565,690
Primary Health Care, Ltd.	182,802	546,851
Propertylink Group REIT (b)	383,894	295,938
Quintis, Ltd. (a) (b) (c)	148,677	—
RCR Tomlinson, Ltd.	52,345	160,203
Regis Healthcare, Ltd. (b)	104,945	293,818
Regis Resources, Ltd.	218,997	760,957
Reject Shop, Ltd.	31,479	182,544
Resapp Health, Ltd. (c)	20,004	1,841
Resolute Mining, Ltd.	323,374	308,815
Retail Food Group, Ltd. (b)	70,853	50,543
Rural Funds Group REIT	170,077	293,530
Sandfire Resources NL	59,359	333,289
Saracen Mineral Holdings, Ltd. (c)	283,683	386,238
Select Harvests, Ltd. (b)	52,910	225,650
Senex Energy, Ltd. (b) (c)	593,463	182,086
Service Stream, Ltd.	231,204	287,299
Seven West Media, Ltd.	215,119	89,104

Security Description	Shares	Value
SG Fleet Group, Ltd.	77,311	$226,531
Shopping Centres Australasia Property Group REIT	332,121	593,575
Sigma Healthcare, Ltd.	937,711	561,032
Silver Chef, Ltd. (b)	11,385	34,058
Silver Lake Resources, Ltd. (c)	286,760	86,884
Sirtex Medical, Ltd.	33,088	704,045
Slater & Gordon, Ltd. (c)	41	102
SmartGroup Corp., Ltd.	48,268	404,672
Southern Cross Media Group, Ltd.	520,923	413,559
SpeedCast International, Ltd.	130,673	514,194
St Barbara, Ltd.	279,178	854,433
Steadfast Group, Ltd.	399,086	768,359
Strandline Resources, Ltd. (c)	53	5
Super Retail Group, Ltd. (b)	60,279	314,412
Superloop, Ltd.	109,011	166,816
Syrah Resources, Ltd. (b) (c)	118,305	287,664
Tap Oil, Ltd. (c)	9	—
Tassal Group, Ltd. (b)	47,772	138,879
Technology One, Ltd.	134,769	536,514
Tiger Resources, Ltd. (a) (c)	2,464	—
Tox Free Solutions, Ltd. (b)	80,383	210,253
Village Roadshow, Ltd. (c)	24,050	57,556
Virtus Health, Ltd. (b)	17,334	71,932
Vita Group, Ltd. (b)	3,985	3,729
Viva Energy REIT	170,479	261,532
Vocus Group, Ltd. (b)	345,274	587,950
Webjet, Ltd. (b)	76,580	649,085
Western Areas, Ltd. (b)	120,813	290,056
Westgold Resources, Ltd. (b) (c)	99,849	114,884
WiseTech Global, Ltd. (b)	57,165	413,052
WPP AUNZ, Ltd.	373,331	262,023

		58,349,902

AUSTRIA — 0.3%
DO & Co. AG	3,749	235,649
Palfinger AG	5,591	225,192
POLYTEC Holding AG	4,508	87,154
Porr AG (b)	8,332	286,407
S IMMO AG	32,181	637,203
S&T AG	24,217	535,206
Schoeller-Bleckmann Oilfield Equipment AG (c)	5,155	566,468
Semperit AG Holding	5,500	110,391
Zumtobel Group AG (b)	23,418	219,749

		2,903,419

BELGIUM — 1.4%
Ablynx NV (c)	37,391	2,050,026
Aedifica SA REIT	7,997	735,667
AGFA-Gevaert NV (c)	182,649	706,689
Barco NV	18,725	2,302,895
Befimmo SA REIT	7,531	486,255
Celyad SA (c)	4,611	160,258
Econocom Group SA	51,835	379,308
Euronav NV (b)	65,527	542,763
EVS Broadcast Equipment SA	9,055	292,328
Fagron (c)	1,463	22,779

118

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Greenyard NV	11,563	$257,680
Ion Beam Applications (b)	11,500	231,808
Kinepolis Group NV	3,623	240,165
MDxHealth (b) (c)	54,305	240,767
Nyrstar NV (b) (c)	47,157	331,158
Orange Belgium SA	23,288	476,010
Recticel SA	31,481	394,138
Retail Estates NV REIT	4,661	415,594
Rezidor Hotel Group AB	73,868	206,394
Tessenderlo Group SA (c)	40,793	1,708,264
X-Fab Silicon Foundries SE (b) (c) (e)	47,268	508,660

		12,689,606

CANADA — 7.9%
Advantage Oil & Gas, Ltd. (c)	142,383	420,771
Aecon Group, Inc.	30,274	431,127
AG Growth International, Inc. (b)	6,793	283,259
AGF Management, Ltd. Class B	12,189	62,020
AGT Food & Ingredients, Inc. (b)	11,530	149,262
Aimia, Inc. (b)	36,965	49,602
Alamos Gold, Inc. Class A	38,204	198,539
Alaris Royalty Corp. (b)	16,720	212,558
Alio Gold, Inc. (c)	415	808
Altius Minerals Corp.	11,272	122,928
Altus Group, Ltd. (b)	20,389	515,873
Aphria, Inc. (b) (c)	75,208	670,266
Arbutus Biopharma Corp. (c) (f)	2,074	10,370
Arbutus Biopharma Corp. (c) (d) (f)	11,276	56,380
Aritzia, Inc. (b) (c)	34,123	319,196
Arizona Mining, Inc. (b) (c)	105,393	331,078
Artis Real Estate Investment Trust	18,195	191,794
Asanko Gold, Inc. (b) (c)	4,618	4,657
Athabasca Oil Corp. (b) (c)	166,673	153,842
Atrium Mortgage Investment Corp. (b)	37,219	354,797
ATS Automation Tooling Systems, Inc. (c)	35,867	492,137
Aurinia Pharmaceuticals, Inc. (c)	50,825	267,282
Aurora Cannabis, Inc. (b) (c)	213,479	1,539,930
AutoCanada, Inc.	919	15,853
Avigilon Corp. (c)	16,399	343,180
Badger Daylighting, Ltd. (b)	16,145	322,712
Ballard Power Systems, Inc. (b) (c)	76,269	271,534
Baytex Energy Corp. (b) (c)	100,315	274,665
Bellatrix Exploration, Ltd. (b) (c)	1,210	1,323
Birchcliff Energy, Ltd.	117,898	341,097
Bird Construction, Inc. (b)	20,545	136,250
Black Diamond Group, Ltd. (b)	645	1,166
Boardwalk Real Estate Investment Trust	13,317	457,276
Bonavista Energy Corp. (b)	96,796	88,594
Bonterra Energy Corp. (b)	893	9,171

Security Description	Shares	Value
Boralex, Inc. Class A	26,670	$462,756
Boyd Group Income Fund	5,376	434,417
Calfrac Well Services, Ltd. (b) (c)	25,108	114,707
Callidus Capital Corp. (b)	13,992	71,520
Canaccord Genuity Group, Inc.	6,021	32,364
Canacol Energy, Ltd. (b) (c)	54,624	178,373
Canadian Solar, Inc. (b) (c)	19,527	317,704
Canadian Western Bank (b)	46,992	1,204,643
Canopy Growth Corp. (b) (c)	97,308	2,540,537
Capstone Mining Corp. (c)	220,289	205,039
Cara Operations, Ltd.	9,651	218,659
Cardinal Energy, Ltd. (b)	34,675	116,995
Cargojet, Inc.	7,876	416,693
Cascades, Inc.	27,220	281,437
Celestica, Inc. (c)	116,926	1,208,938
Centerra Gold, Inc. (c)	108,934	624,411
CES Energy Solutions Corp.	154,987	706,863
Chemtrade Logistics Income Fund	23,736	283,341
Chorus Aviation, Inc.	38,789	249,718
Cineplex, Inc. (b)	36,407	885,289
Cogeco, Inc. (b)	4,668	247,982
Colliers International Group, Inc.	30,939	2,146,352
Colossus Minerals, Inc. (a) (c)	390	—
Computer Modelling Group, Ltd.	44,276	319,041
Continental Gold, Inc. (c)	5,753	15,796
Crew Energy, Inc. (b) (c)	83,175	121,932
Crombie Real Estate Investment Trust	19,911	194,129
Dalradian Resources, Inc. (b) (c)	117,014	87,131
Delphi Energy Corp. (b) (c)	13,683	9,233
Denison Mines Corp. (b) (c)	152,820	68,750
DIRTT Environmental Solutions (b) (c)	32,497	124,770
Dorel Industries, Inc. Class B	15,818	357,646
Dream Global Real Estate Investment Trust	32,374	345,272
Dream Office Real Estate Investment Trust	17,206	311,623
DREAM Unlimited Corp. Class A (c)	8,299	59,479
Dundee Precious Metals, Inc. (c)	5,981	14,289
ECN Capital Corp.	236,190	630,206
Eldorado Gold Corp. (b) (c)	423,596	354,845
Endeavour Mining Corp. (b) (c)	28,689	528,941
Endeavour Silver Corp. (b) (c)	6,339	15,390
Enercare, Inc.	51,316	702,125
Enerflex, Ltd.	44,458	529,668
Enghouse Systems, Ltd.	12,283	649,282
Ensign Energy Services, Inc.	59,747	279,908
Entertainment One, Ltd.	153,154	603,713
Equitable Group, Inc. (b)	6,943	289,083
Exchange Income Corp. (b)	13,641	326,516
Extendicare, Inc.	48,876	320,722
Fiera Capital Corp.	32,677	278,550

119

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Firm Capital Mortgage Investment Corp.	33,159	$333,069
First Majestic Silver Corp. (b) (c)	100,725	616,421
First Mining Gold Corp. (b) (c)	387,444	136,736
Fortuna Silver Mines, Inc. (c)	81,720	425,952
Freehold Royalties, Ltd. (b)	56,141	537,787
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Gibson Energy, Inc. (b)	67,055	863,900
Gluskin Sheff + Associates, Inc. (b)	13,685	154,762
Gran Tierra Energy, Inc. (c)	124,537	345,815
Granite Oil Corp. (b)	14,562	29,932
Granite Real Estate Investment Trust	26,352	1,038,546
Great Basin Gold, Ltd. (a) (c)	266,255	—
Great Canadian Gaming Corp. (c)	31,084	789,366
Guyana Goldfields, Inc. (c)	84,423	326,102
High Liner Foods, Inc. (b)	6,003	51,917
Home Capital Group, Inc. (b)	25,030	263,259
Horizon North Logistics, Inc. (b)	7,464	12,158
Hudson’s Bay Co. (b)	65,758	454,963
Innergex Renewable Energy, Inc. (b)	61,484	628,074
Interfor Corp. (c)	29,785	542,680
InterRent Real Estate Investment Trust	8,676	68,102
Intertape Polymer Group, Inc.	37,810	607,365
Jamieson Wellness, Inc.	17,522	312,589
Just Energy Group, Inc. (b)	38,191	168,553
Kelt Exploration, Ltd. (c)	62,551	333,799
Killam Apartment Real Estate Investment Trust	21,874	235,494
Kinaxis, Inc. (c)	12,732	818,087
Kinder Morgan Canada, Ltd. (e)	61,919	889,943
Klondex Mines, Ltd. (b) (c)	66,975	158,444
Knight Therapeutics, Inc. (c)	33,447	201,058
Labrador Iron Ore Royalty Corp. (b)	27,212	445,354
Laurentian Bank of Canada (b)	19,532	717,499
Lightstream Resources, Ltd. (a) (c)	64,736	—
Liquor Stores NA, Ltd. (b)	17,364	132,124
Lithium Americas Corp. (b) (c)	31,466	170,357
Lucara Diamond Corp. (b)	120,945	188,559
MAG Silver Corp. (c)	52,526	514,158
Major Drilling Group International, Inc. (c)	49,449	255,443
Martinrea International, Inc.	72,689	858,680
Maxar Technologies, Ltd.	18,693	863,858
Medical Facilities Corp. (b)	17,536	190,832
MEG Energy Corp. (c)	93,603	330,342
Morneau Shepell, Inc.	36,478	731,399
Mountain Province Diamonds, Inc. (b) (c)	45,342	112,542
MTY Food Group, Inc.	10,372	405,467
Mullen Group, Ltd. (b)	62,813	717,654
Nemaska Lithium, Inc. (b) (c)	227,162	232,580

Security Description	Shares	Value
Nevsun Resources, Ltd.	114,693	$273,110
NexGen Energy, Ltd. (b) (c)	160,084	275,654
North American Palladium, Ltd. (c)	3	23
North West Co., Inc. (b)	30,738	644,443
Northern Dynasty Minerals, Ltd. (b) (c)	178,624	166,259
Northview Apartment Real Estate Investment Trust	16,170	323,588
NorthWest Healthcare Properties Real Estate Investment Trust	22,829	199,560
Novagold Resources, Inc. (b) (c)	124,448	538,623
NuVista Energy, Ltd. (c)	109,764	601,073
Obsidian Energy, Ltd. (c)	202,221	202,339
Osisko Mining, Inc. (c)	94,809	187,522
Painted Pony Energy, Ltd. (b) (c)	84,091	138,929
Paramount Resources, Ltd. Class A (b) (c)	42,245	485,936
Parex Resources, Inc. (c)	97,136	1,365,216
Pason Systems, Inc.	41,735	558,409
Pengrowth Energy Corp. (b) (c)	250,663	161,373
Pizza Pizza Royalty Corp. (b)	23,903	262,344
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (c)	150,796	418,732
Premier Gold Mines, Ltd. (c)	102,550	224,309
Pretium Resources, Inc. (c)	79,705	529,203
Primero Mining Corp. (c)	3,044	578
ProMetic Life Sciences, Inc. (c) (f)	3,753	2,534
ProMetic Life Sciences, Inc. (b) (c) (f)	284,868	194,442
Pure Industrial Real Estate Trust	62,344	388,789
Quarterhill, Inc.	1,143	1,658
Raging River Exploration, Inc. (c)	139,819	676,727
Redknee Solutions, Inc. (c)	837	682
Rogers Sugar, Inc. (b)	66,691	320,717
Rubicon Minerals Corp. (c)	15	15
Russel Metals, Inc.	35,096	763,850
Sabina Gold & Silver Corp. (b) (c)	120,945	148,220
Sandstorm Gold, Ltd. (b) (c)	112,428	535,434
Savaria Corp. (b)	24,768	331,393
Seabridge Gold, Inc. (b) (c)	2,617	28,377
Secure Energy Services, Inc. (b)	113,587	646,677
SEMAFO, Inc. (c)	148,739	428,018
ShawCor, Ltd.	34,538	653,657
Sherritt International Corp. (b) (c)	173,307	151,900
Sienna Senior Living, Inc. (b)	39,945	552,429
Sierra Wireless, Inc. (b) (c)	18,079	297,986
Silvercorp Metals, Inc. (b)	76,098	204,817
SilverCrest Metals, Inc. (c)	54	97
Slate Office REIT	37,961	224,365
Sleep Country Canada Holdings, Inc. (b) (e)	17,718	468,769
Southern Pacific Resource Corp. (a) (c)	281,142	—
Spartan Energy Corp. (c)	540	2,404

120

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Sprott, Inc. (b)	134,962	$325,563
SSR Mining, Inc. (c)	70,423	677,874
Stornoway Diamond Corp. (b) (c)	161,072	69,963
Stuart Olson, Inc.	69	400
Student Transportation, Inc. (b)	40,033	299,335
Summit Industrial Income REIT	41,804	265,885
SunOpta, Inc. (c)	33,327	236,622
Sunshine Oilsands, Ltd. (c)	902,000	26,893
Superior Plus Corp.	63,805	610,707
Surge Energy, Inc. (b)	11,420	17,450
Tamarack Valley Energy, Ltd. (c)	178,088	386,772
Teranga Gold Corp. (c)	34,681	120,782
Theratechnologies, Inc. (b) (c)	56,757	410,737
Timbercreek Financial Corp.	26,960	190,084
TORC Oil & Gas, Ltd. (b)	55,989	286,622
Torex Gold Resources, Inc. (c)	39,782	244,076
Total Energy Services, Inc. (b)	43,497	463,901
TransAlta Corp.	151,134	818,240
Transcontinental, Inc. Class A	43,467	858,046
Trevali Mining Corp. (c)	386,384	389,606
Trican Well Service, Ltd. (c)	213,951	497,850
Tricon Capital Group, Inc. (b)	69,822	533,447
Trinidad Drilling, Ltd. (b) (c)	10,054	13,881
Twin Butte Energy, Ltd. (a) (c)	83,708	—
Uni-Select, Inc. (b)	63,834	990,250
Valener, Inc. (b)	11,099	174,072
Wajax Corp.	5,897	111,422
Western Forest Products, Inc.	199,842	401,467
Westshore Terminals Investment Corp. (b)	30,655	529,760
Yellow Pages, Ltd. (b) (c)	616	3,340
ZCL Composites, Inc. (b)	24,065	219,138

		72,555,161

CHINA — 0.3%
APT Satellite Holdings, Ltd. (b)	139,300	64,074
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	163,396
BOE Varitronix, Ltd. (b)	106,000	54,025
China Everbright Water, Ltd.	19,393	6,285
China Gold International Resources Corp., Ltd. (c)	85,860	177,148
China Merchants Land, Ltd.	212,000	44,570
China Yuchai International, Ltd. (b)	23,659	500,861
Chong Hing Bank, Ltd.	57,000	113,589
Gemdale Properties & Investment Corp., Ltd. (b)	2,872,000	343,983
Greenland Hong Kong Holdings, Ltd.	205,000	98,212
HC International, Inc. (b)	7,000	5,075
HengTen Networks Group, Ltd. (b) (c)	11,384,000	485,919
Nam Tai Property, Inc. (b)	14,321	178,297
Sino Grandness Food Industry Group, Ltd. (c)	100,972	15,092
Towngas China Co., Ltd. (c)	491,000	427,294

		2,677,820

Security Description	Shares	Value
DENMARK — 0.7%
ALK-Abello A/S (c)	2,483	$310,124
Alm Brand A/S	21,279	215,918
Amagerbanken A/S (a) (c)	308,573	—
Ascendis Pharma A/S ADR (c)	13,171	861,383
Bang & Olufsen A/S (c)	31,271	787,334
D/S Norden A/S (c)	14,525	259,542
Forward Pharma A/S ADR (b) (c)	29,426	63,854
H+H International A/S Class B (c)	32,493	704,447
Matas A/S	14,761	159,278
NNIT A/S (e)	8,266	235,942
OW Bunker A/S (a) (c)	9,828	—
Per Aarsleff Holding A/S	12,313	460,145
Ringkjoebing Landbobank A/S	11,143	610,384
Scandinavian Tobacco Group A/S Class A (e)	31,758	558,040
Solar A/S Class B	1,563	102,895
Spar Nord Bank A/S	37,048	439,498
Zealand Pharma A/S (b) (c)	23,624	362,883

		6,131,667

FINLAND — 0.7%
Ahtium PLC (a)	572,382	—
Caverion Oyj (b) (c)	34,827	262,774
Cramo Oyj	16,757	349,316
Ferratum Oyj	7,628	241,099
Finnair Oyj	30,074	417,948
F-Secure Oyj	67,911	305,267
Kemira Oyj	50,506	645,994
Lehto Group Oyj	17,419	250,218
Oriola Oyj Class B (b)	37,305	112,864
Outotec Oyj (c)	61,885	552,553
Pihlajalinna Oyj	12,153	188,623
Raisio Oyj Class V	48,342	215,221
Ramirent Oyj	36,360	299,383
Revenio Group Oyj	16,146	254,966
Sanoma Oyj	36,603	428,779
Stockmann Oyj Abp Class B (b) (c)	16,933	79,343
Technopolis Oyj	54,016	243,804
Tikkurila Oyj (b)	21,661	416,114
Tokmanni Group Corp.	23,346	190,505
Uponor Oyj	27,200	453,943
YIT Oyj (b)	75,994	635,537

		6,544,251

FRANCE — 2.1%
AB Science SA (b) (c)	14,637	147,971
Akka Technologies	7,582	460,641
Albioma SA	12,470	295,376
Assystem	2,312	79,189
Beneteau SA	13,790	299,507
Boiron SA	3,478	293,003
Bonduelle SCA	5,283	223,182
Bourbon Corp. (b)	9,415	55,116
Cellectis SA (c)	15,546	493,277
CGG SA (c)	2,270	4,498
Chargeurs SA	9,051	264,036

121

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Cie des Alpes	6,074	$220,742
Coface SA (c)	44,920	513,225
Derichebourg SA	34,674	304,690
Devoteam SA	3,114	329,359
Eramet (c)	4,433	609,525
Esker SA	9,890	632,488
Etablissements Maurel et Prom (c)	2,112	10,026
Gaztransport Et Technigaz SA	12,659	792,446
Genfit (b) (c)	11,751	339,621
GL Events	25,257	759,474
Guerbet	3,187	253,594
Haulotte Group SA	3,419	70,389
ID Logistics Group (c)	1,321	235,572
Innate Pharma SA (b) (c)	22,385	157,886
Interparfums SA	2,369	108,966
IPSOS	15,750	618,295
Jacquet Metal Service	32,185	1,161,753
Kaufman & Broad SA	8,613	452,520
Lectra	15,796	445,843
LNA Sante SA	7,837	545,530
Maisons du Monde SA (e)	20,770	757,635
Manitou BF SA	6,410	271,975
Marie Brizard Wine & Spirits SA (b) (c)	15,149	164,884
Mercialys SA REIT	20,323	390,160
Mersen SA	24,448	1,110,990
Nanobiotix (c)	14,458	225,288
Naturex (c)	3,723	613,550
Neopost SA	19,568	515,006
Nicox (b) (c)	18,775	209,430
Parrot SA (c)	7,234	46,441
Pierre & Vacances SA (c)	1,118	49,980
Rallye SA (b)	11,534	173,058
SOITEC (c)	9,715	703,737
Solocal Group (c)	215,891	305,341
Solutions 30 SE (c)	22,421	846,536
SRP Groupe SA (c) (e)	617	5,919
Ste Industrielle d’Aviation Latecoere SA (c)	57,225	350,132
Talend SA ADR (c)	9,754	469,363
Technicolor SA	231,502	391,195
Valneva SE (b) (c)	48,298	211,462
Virbac SA (b) (c)	2,004	294,276

		19,284,098

GERMANY — 3.2%
ADVA Optical Networking SE (c)	12,961	85,200
AIXTRON SE (c)	65,663	1,265,845
Amadeus Fire AG	3,391	378,674
Aumann AG (c) (e)	3,600	228,014
AURELIUS Equity Opportunities SE & Co. KGaA (b)	16,504	1,148,836
Bauer AG	5,817	136,928
BayWa AG	2,457	86,573
Bertrandt AG	3,032	345,483
bet-at-home.com AG	1,893	159,592

Security Description	Shares	Value
Bilfinger SE	16,876	$767,933
Biotest AG Preference Shares	12,344	402,304
Borussia Dortmund GmbH & Co. KGaA	42,423	266,870
CANCOM SE	9,426	969,718
Cewe Stiftung & Co. KGAA	3,403	334,396
Deutsche Beteiligungs AG	6,765	327,390
Deutsche Pfandbriefbank AG (e)	38,712	609,408
Deutz AG	65,701	601,978
DIC Asset AG	70,520	888,105
Draegerwerk AG & Co. KGaA	2,429	178,940
Draegerwerk AG & Co. KGaA Preference Shares	1,598	151,721
Elmos Semiconductor AG	10,842	332,018
ElringKlinger AG (b)	8,970	167,021
Encavis AG	68,772	542,153
GFT Technologies SE	12,684	202,948
Grammer AG	8,001	501,350
Hamborner REIT AG	48,569	563,278
Heidelberger Druckmaschinen AG (c)	123,809	463,499
HELMA Eigenheimbau AG	2,747	125,508
Hornbach Holding AG & Co. KGaA	2,722	228,979
Hypoport AG (b) (c)	2,075	348,085
Indus Holding AG	29,915	2,093,407
Isra Vision AG	853	179,390
Jenoptik AG	80,061	2,827,859
Kloeckner & Co. SE	37,866	475,009
Koenig & Bauer AG	9,313	853,866
KSB SE & Co. KGaA Preference Shares	274	150,293
LPKF Laser & Electronics AG (c)	10,752	115,440
Medigene AG (c)	15,725	279,454
MLP SE	28,393	172,326
Nordex SE (b) (c)	41,729	362,835
Norma Group SE	16,699	1,248,666
PATRIZIA Immobilien AG (c)	59,943	1,326,977
Pfeiffer Vacuum Technology AG	2,311	358,968
QSC AG	2,159	3,770
RIB Software SE	17,827	379,075
SAF-Holland SA	16,971	342,297
SGL Carbon SE (c)	25,161	354,312
SLM Solutions Group AG (c)	6,178	244,276
SMA Solar Technology AG	3,832	216,694
STRATEC Biomedical AG	3,189	287,874
SUESS MicroTec SE (c)	11,303	172,372
Surteco SE	8,897	275,738
Takkt AG	17,573	399,825
Technotrans AG	4,261	210,402
Tele Columbus AG (c) (e)	30,296	326,766
TLG Immobilien AG	23,433	642,666
Trivago NV ADR (c)	21,256	147,729
Vossloh AG (c)	4,456	223,045
VTG AG	4,559	257,637
Wacker Neuson SE	10,416	360,477
Washtec AG	6,493	618,071

122

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
XING SE	1,787	$519,766
Zeal Network SE	5,500	176,545
zooplus AG (c)	2,843	517,477

		29,930,051

GREECE — 0.0% (g)
TT Hellenic Postbank SA (a) (c)	129,076	—

HONG KONG — 2.6%
Beijing Gas Blue Sky Holdings, Ltd. (b) (c)	3,848,000	269,663
Cafe de Coral Holdings, Ltd.	177,191	442,509
Century Sunshine Group Holdings, Ltd. (c)	114,998	3,663
China Baoli Technologies Holdings, Ltd. (c)	6,523,200	100,570
China Goldjoy Group, Ltd.	4,384,000	323,984
China Household Holdings, Ltd. (c) (d)	780,000	50,686
China Innovationpay Group, Ltd. (b) (c)	2,532,000	161,309
China LNG Group, Ltd. (b) (c)	445,499	67,549
China LotSynergy Holdings, Ltd. (c)	460,000	8,616
China Ocean Resources Co., Ltd. (a) (b) (c)	26,593	—
China Regenerative Medicine International, Ltd. (b) (c)	6,343,056	126,080
China Ruifeng Renewable Energy Holdings, Ltd. (c)	71,200	5,897
China Smarter Energy Group Holdings, Ltd. (b) (c)	2,134,000	239,277
China Strategic Holdings, Ltd. (c)	6,293,367	71,367
China Water Industry Group, Ltd. (b) (c)	440,000	93,065
Chow Sang Sang Holdings International, Ltd.	269,939	567,511
CK Life Sciences Int’l Holdings, Inc.	2,884,000	209,457
Common Splendor International Health Industry Group, Ltd. (b) (c)	2,450,000	296,561
Digital Domain Holdings, Ltd. (b) (c)	2,626,696	57,231
Dingyi Group Investment, Ltd. (b) (c)	1,160,000	122,676
Enerchina Holdings, Ltd. (b)	426,385	27,164
Esprit Holdings, Ltd. (b) (c)	975,935	332,014
Evergrande Health Industry Group, Ltd. (b) (c)	1,335,000	525,611
Fairwood Holdings, Ltd.	162,500	637,718
FDG Electric Vehicles, Ltd. (b) (c)	7,927,493	262,624
Freeman FinTech Corp., Ltd. (c)	5,180,000	924,022
Future World Financial Holdings, Ltd. (c)	4,910,303	130,136
GCL New Energy Holdings, Ltd. (b) (c)	3,962,000	224,646
Giordano International, Ltd.	1,484,000	869,793

Security Description	Shares	Value
Global Brands Group Holding, Ltd. (c)	2,294,000	$128,609
Global Cord Blood Corp. (c)	49,364	503,513
G-Resources Group, Ltd. (c)	4,105,790	38,189
HKBN, Ltd.	572,413	675,375
HKR International, Ltd. (b)	2,347,259	1,405,670
HMV Digital China Group, Ltd. (b) (c)	8,560,000	260,673
Honbridge Holdings, Ltd. (b) (c)	1,472,000	296,339
Hopewell Highway Infrastructure, Ltd.	626,000	382,062
Huarong International Financial Holdings, Ltd. (b) (c)	366,000	102,129
Hutchison Telecommunications Hong Kong Holdings, Ltd. (b)	836,000	293,995
K Wah International Holdings, Ltd.	1,787,548	1,186,642
Kong Sun Holdings, Ltd. (c)	75,000	2,150
Lai Sun Development Co., Ltd.	148,200	242,836
Landing International Development, Ltd. (c)	39,786,000	1,105,124
Lee’s Pharmaceutical Holdings, Ltd.	227,000	294,441
Noble Group, Ltd. (b) (c)	709,919	42,228
O Luxe Holdings, Ltd. (b) (c)	880,000	196,221
Pacific Basin Shipping, Ltd. (c)	1,857,000	496,885
Pacific Textiles Holdings, Ltd. (b)	510,000	488,017
Panda Green Energy Group, Ltd. (b) (c)	2,362,000	252,804
PAX Global Technology, Ltd. (b)	378,000	170,980
Peace Mark Holdings, Ltd. (a) (c)	504,228	—
Pico Far East Holdings, Ltd. (b)	202,000	77,214
Playmates Toys, Ltd.	108,000	11,834
Prosperity REIT	620,000	258,323
Road King Infrastructure, Ltd.	639,482	1,264,575
Sa Sa International Holdings, Ltd.	756,906	391,555
Shun Tak Holdings, Ltd.	1,340,849	553,540
Singamas Container Holdings, Ltd.	960,000	160,239
SmarTone Telecommunications Holdings, Ltd.	239,631	254,949
SMI Holdings Group, Ltd. (b)	664,081	287,690
Spring Real Estate Investment Trust	273,000	118,615
Stella International Holdings, Ltd.	213,500	284,547
Summit Ascent Holdings, Ltd. (c)	26,000	3,048
Sun Hung Kai & Co., Ltd.	357,000	222,434
SUNeVision Holdings, Ltd.	301,000	189,844
Sunlight Real Estate Investment Trust	182,000	123,601
Superb Summit International Group, Ltd. (a) (b) (c)	1,685,500	—
Television Broadcasts, Ltd. (b)	171,016	566,545
Texhong Textile Group, Ltd.	240,500	337,079

123

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Texwinca Holdings, Ltd.	704,850	$370,014
Tongda Group Holdings, Ltd. (b)	2,320,000	443,408
Tongda Hong Tai Holdings, Ltd. (b) (c)	58,499	11,628
Tou Rong Chang Fu Group, Ltd. (c)	2,492,000	44,453
Town Health International Medical Group, Ltd. (b) (d)	1,848,000	162,471
Truly International Holdings, Ltd. (b)	838,000	212,482
Value Partners Group, Ltd. (b)	456,000	424,724
Viva China Holdings, Ltd. (c)	1,968,000	223,172
Yuexiu Real Estate Investment Trust	1,204,000	834,545

		23,548,810

INDIA — 0.0% (g)
Eros International PLC (b) (c)	17,109	186,488

IRELAND — 0.8%
Amarin Corp. PLC ADR (b) (c)	157,919	475,336
C&C Group PLC	169,203	553,531
Cairn Homes PLC (c)	402,383	895,716
Dalata Hotel Group PLC (c)	85,979	655,596
Fly Leasing, Ltd. ADR (c)	25,780	343,132
Green REIT PLC	338,660	630,583
Greencore Group PLC	396,492	737,242
Hibernia REIT PLC	403,219	716,078
Hostelworld Group PLC (e)	55,536	297,600
Irish Continental Group PLC	81,961	576,575
Irish Residential Properties REIT PLC	378,040	646,256
Origin Enterprises PLC	63,646	418,772
Trinity Biotech PLC ADR (b) (c)	21,125	108,794

		7,055,211

ISRAEL — 1.8%
Africa Israel Properties, Ltd. (c)	2,747	67,602
Airport City, Ltd. (c)	46,751	503,082
Alony Hetz Properties & Investments, Ltd.	35,860	322,866
Amot Investments, Ltd.	55,907	299,054
Bayside Land Corp.	737	348,258
Caesarstone, Ltd. (b)	11,701	229,925
Cellcom Israel, Ltd. (c)	35,365	249,610
Ceragon Networks, Ltd. (c)	49,947	134,358
Clal Insurance Enterprises Holdings, Ltd. (c)	17,408	313,219
CyberArk Software, Ltd. (c)	15,505	791,065
Delek Automotive Systems, Ltd.	22,030	164,903
Delta-Galil Industries, Ltd.	5,974	175,603
Electra, Ltd.	2,323	582,264
First International Bank Of Israel, Ltd.	28,197	593,520
Gazit-Globe, Ltd.	52,419	517,046
Harel Insurance Investments & Financial Services, Ltd.	46,683	368,720
IDI Insurance Co., Ltd.	7,373	480,914

Security Description	Shares	Value
Inrom Construction Industries, Ltd.	78,808	$365,886
Israel Corp., Ltd. (c)	1,645	308,679
Israel Discount Bank, Ltd. Class A (c)	1	3
Ituran Location & Control, Ltd.	14,634	455,117
Jerusalem Economy, Ltd. (c)	140,383	339,157
Jerusalem Oil Exploration (c)	5,940	329,920
Kornit Digital, Ltd. (b) (c)	19,621	253,111
Matrix IT, Ltd.	16,315	183,790
Mazor Robotics, Ltd. (c)	18,681	548,056
Migdal Insurance & Financial Holding, Ltd.	195,785	208,731
Norstar Holdings, Inc.	7,373	133,837
Nova Measuring Instruments, Ltd. (c)	27,359	735,475
Oil Refineries, Ltd.	1,082,188	499,967
Orbotech, Ltd. (c)	27,030	1,680,725
Partner Communications Co., Ltd. (c)	59,636	268,382
Paz Oil Co., Ltd.	6,194	909,468
Radware, Ltd. (c)	28,846	615,862
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,968	249,330
Reit 1, Ltd.	126,955	520,353
Sapiens International Corp. NV	27,779	244,095
Shikun & Binui, Ltd.	87,466	143,873
Shufersal, Ltd.	63,496	403,853
SodaStream International, Ltd. (c)	12,129	1,113,806

		16,653,485

ITALY — 1.2%
Ascopiave SpA	40,781	163,504
Astaldi SpA (b)	5,170	14,077
Banca Carige SpA (c)	20,299,877	204,720
Banca Farmafactoring SpA (b) (c) (e)	49,574	362,153
Banca Monte dei Paschi di Siena SpA (b) (c)	552	1,746
Banca Popolare di Sondrio SCPA	210,093	831,476
BasicNet SpA	28,477	130,283
Beni Stabili SpA SIIQ	406,020	337,556
Brunello Cucinelli SpA	13,427	421,087
Cairo Communication SpA (b)	38,351	172,156
Cementir Holding SpA	36,541	316,827
CIR-Compagnie Industriali Riunite SpA	93,403	123,602
Credito Valtellinese SpA (c)	5,448,470	771,933
Danieli & C Officine Meccaniche SpA	18,710	340,555
Datalogic SpA	8,499	266,016
doBank SpA (c) (e)	23,470	330,500
Ei Towers SpA	19,047	1,067,007
Esprinet SpA (b)	47,517	254,209
Fila SpA	11,577	248,880
Fincantieri SpA (c)	265,591	388,698

124

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GEDI Gruppo Editoriale SpA (c)	2,802	$1,546
Immobiliare Grande Distribuzione SIIQ SpA	16,859	157,330
Italmobiliare SpA	2,418	67,951
Juventus Football Club SpA (b) (c)	213,733	169,676
Maire Tecnimont SpA (b)	68,949	354,451
MARR SpA	13,498	400,737
Massimo Zanetti Beverage Group SpA (e)	11,939	107,040
OVS SpA (e)	78,508	481,028
Piaggio & C SpA	91,952	255,125
RAI Way SpA (e)	52,791	292,487
Safilo Group SpA (c)	628	3,170
Salini Impregilo SpA (b)	97,192	288,071
Societa Cattolica di Assicurazioni SC	80,506	856,439
Sogefi SpA (b) (c)	37,461	134,713
Tamburi Investment Partners SpA	72,838	548,229
Technogym SpA (e)	40,013	472,416
Vittoria Assicurazioni SpA	8,282	123,450

		11,460,844

JAPAN — 36.6%
3-D Matrix, Ltd. (b) (c)	17,300	131,275
77 Bank, Ltd.	38,000	901,495
Access Co., Ltd. (b) (c)	15,500	153,032
Achilles Corp.	3,100	63,662
Adastria Co., Ltd. (b)	24,200	493,785
ADEKA Corp.	45,800	808,767
Advanced Media, Inc. (b) (c)	16,600	312,957
Adways, Inc. (b)	10,500	50,254
Aeon Delight Co., Ltd.	13,800	495,684
AEON REIT Investment Corp.	504	531,724
Ahresty Corp.	8,100	71,289
Ai Holdings Corp.	22,600	623,492
Aichi Steel Corp.	3,200	130,588
Aida Engineering, Ltd.	32,600	393,284
Aiful Corp. (b) (c)	132,376	436,897
Akatsuki, Inc. (b) (c)	2,300	111,378
Akebono Brake Industry Co., Ltd. (b) (c)	77,300	201,336
Alconix Corp.	15,400	300,325
Alpine Electronics, Inc. (b)	23,700	442,355
Altech Corp.	15,300	350,742
Amano Corp.	32,600	863,203
Amiyaki Tei Co., Ltd.	1,700	90,635
AnGes, Inc. (b) (c)	51,800	250,354
Anicom Holdings, Inc. (b)	10,800	444,288
Anritsu Corp.	70,300	846,112
AOKI Holdings, Inc.	9,800	148,636
Aomori Bank, Ltd. (b)	7,600	232,252
Aoyama Trading Co., Ltd.	23,400	915,317
Arakawa Chemical Industries, Ltd.	11,100	194,759
Arata Corp.	7,300	407,729
Arcland Sakamoto Co., Ltd.	14,800	236,995

Security Description	Shares	Value
Arcs Co., Ltd.	27,200	$658,069
Argo Graphics, Inc.	8,200	269,478
Arisawa Manufacturing Co., Ltd. (b) (c)	15,100	138,434
Artnature, Inc.	2,300	15,355
As One Corp.	3,800	241,899
Asahi Diamond Industrial Co., Ltd.	31,400	325,367
Asahi Holdings, Inc.	47,873	881,385
Asia Pile Holdings Corp.	6,600	39,718
ASKA Pharmaceutical Co., Ltd.	11,000	172,214
ASKUL Corp. (b)	11,800	392,779
Ateam, Inc.	6,400	149,123
Atom Corp. (b)	16,400	147,268
Aucnet, Inc. (b)	21,800	302,351
Autobacs Seven Co., Ltd.	46,900	871,409
Avex, Inc. (b)	20,400	286,578
Awa Bank, Ltd.	254,000	1,647,955
Axial Retailing, Inc.	6,900	262,764
Bando Chemical Industries, Ltd.	32,700	371,738
Bank of Iwate, Ltd.	1,800	72,271
Bank of Nagoya, Ltd. (b)	21,460	806,137
Bank of Okinawa, Ltd.	30,800	1,309,036
Bank of the Ryukyus, Ltd.	92,020	1,407,772
Belc Co., Ltd.	6,300	363,724
Belluna Co., Ltd.	27,300	317,794
Benefit One, Inc.	16,900	462,903
BML, Inc.	16,700	431,201
Broadleaf Co., Ltd.	60,000	291,678
Bunka Shutter Co., Ltd.	45,000	436,671
Can Do Co., Ltd. (b)	25,000	421,251
Capcom Co., Ltd.	52,800	1,202,956
Central Glass Co., Ltd.	53,769	1,228,572
Chiome Bioscience, Inc. (b) (c)	23,700	76,883
Chiyoda Co., Ltd.	21,300	528,344
Chiyoda Corp. (b)	111,100	1,021,681
Chiyoda Integre Co., Ltd.	5,600	132,009
Chofu Seisakusho Co., Ltd.	14,100	340,336
Chubu Shiryo Co., Ltd.	15,300	305,281
Chudenko Corp.	4,600	123,056
Chugoku Marine Paints, Ltd.	36,400	358,695
Ci:z Holdings Co., Ltd.	23,300	1,154,593
CKD Corp. (b)	26,500	565,632
Clarion Co., Ltd.	59,000	178,637
CMK Corp. (b)	36,900	282,432
cocokara fine, Inc.	16,100	1,111,180
COLOPL, Inc. (b)	40,100	354,433
Colowide Co., Ltd. (b)	31,000	711,528
Comforia Residential REIT, Inc. (b)	308	719,101
COOKPAD, Inc. (b)	22,766	126,299
Cosmo Energy Holdings Co., Ltd.	36,300	1,151,975
Create Restaurants Holdings, Inc. (b)	17,000	201,730
Create SD Holdings Co., Ltd.	13,800	357,879
CYBERDYNE, Inc. (b) (c)	39,700	560,690

125

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
D.Western Therapeutics Institute, Inc. (b) (c)	21,300	$122,172
DA Consortium Holdings, Inc. (c)	15,500	357,076
Dai Nippon Toryo Co., Ltd.	15,300	224,573
Daibiru Corp.	25,800	297,907
Dai-Dan Co., Ltd.	15,400	339,133
Daido Metal Co., Ltd.	29,300	335,841
Daihen Corp. (b)	48,000	360,169
Daiho Corp.	82,000	461,081
Daiken Corp.	9,900	233,932
Daikyonishikawa Corp.	20,600	332,002
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	361,185
Daio Paper Corp. (b)	52,400	732,664
Daiseki Co., Ltd.	15,200	417,911
Daishi Bank, Ltd.	19,200	851,227
Daishinku Corp.	1,800	22,714
Daito Bank, Ltd.	4,100	48,306
Daito Pharmaceutical Co., Ltd.	8,600	308,096
Daiwabo Holdings Co., Ltd.	10,600	453,503
DCM Holdings Co., Ltd. (b)	81,493	824,508
Denyo Co., Ltd.	3,800	67,532
Descente, Ltd.	15,500	245,143
Dexerials Corp.	34,100	348,214
Digital Arts, Inc. (b)	8,300	312,177
Digital Garage, Inc.	19,300	629,723
Dip Corp.	17,600	549,431
Doshisha Co., Ltd.	14,400	327,673
Doutor Nichires Holdings Co., Ltd.	69,672	1,644,351
DTS Corp.	34,962	1,206,493
Duskin Co., Ltd.	24,100	596,891
DyDo Group Holdings, Inc.	4,100	257,527
Dynam Japan Holdings Co., Ltd.	6,400	8,595
Eagle Industry Co., Ltd. (b)	15,700	269,269
Earth Corp.	10,600	554,170
EDION Corp.	110,000	1,261,871
Ehime Bank, Ltd.	101,140	1,203,029
Eighteenth Bank, Ltd.	323,730	834,058
Eiken Chemical Co., Ltd.	20,600	515,048
Eizo Corp.	11,500	522,826
Elecom Co., Ltd.	8,600	204,023
en-japan, Inc.	15,400	860,141
Enplas Corp.	5,300	171,683
EPS Holdings, Inc.	21,300	431,207
eRex Co., Ltd. (b)	27,900	208,561
ESPEC Corp.	17,700	408,922
euglena Co., Ltd. (b) (c)	3,900	37,845
Exedy Corp.	18,900	591,791
F@N Communications, Inc.	2,300	15,247
Fancl Corp.	40,100	1,461,095
FCC Co., Ltd.	49,128	1,368,285
Feed One Co., Ltd.	53,400	107,453
Ferrotec Holdings Corp.	10,400	255,331
Fields Corp.	3,500	38,143

Security Description	Shares	Value
Financial Products Group Co., Ltd.	29,400	$379,007
Foster Electric Co., Ltd.	16,200	393,157
Fudo Tetra Corp.	94,400	166,875
Fuji Co., Ltd./Ehime	11,900	254,896
Fuji Kyuko Co., Ltd. (b)	13,500	350,480
Fuji Machine Manufacturing Co., Ltd.	44,800	873,674
Fuji Pharma Co., Ltd.	3,500	159,614
Fuji Seal International, Inc. (b)	20,600	812,572
Fuji Soft, Inc.	19,700	777,997
Fujibo Holdings, Inc.	7,200	258,279
Fujicco Co., Ltd.	10,000	225,200
Fujimi, Inc.	11,200	238,954
Fujimori Kogyo Co., Ltd.	7,500	264,457
Fujita Kanko, Inc. (b)	4,399	131,949
Fujitec Co., Ltd.	41,800	551,831
Fujiya Co., Ltd.	6,800	162,599
Fukuda Corp.	4,000	246,732
Fukui Bank, Ltd.	12,900	283,473
Fukuoka REIT Corp.	882	1,377,529
Fukushima Industries Corp.	8,400	362,539
Fukuyama Transporting Co., Ltd.	19,400	840,940
FULLCAST Holdings Co., Ltd.	15,000	364,175
Funai Soken Holdings, Inc.	22,800	478,939
Furukawa Co., Ltd.	17,838	328,414
Fuso Chemical Co., Ltd.	14,200	361,709
Futaba Corp.	14,900	304,725
Futaba Industrial Co., Ltd.	32,400	270,838
Fuyo General Lease Co., Ltd.	9,600	647,221
Genky DrugStores Co., Ltd. (c)	5,100	178,632
Geo Holdings Corp. (b)	21,700	341,976
Giken, Ltd.	8,900	249,635
Global One Real Estate Investment Corp. REIT (b)	348	336,056
GLOBERIDE, Inc.	6,800	164,006
GMO internet, Inc. (b)	33,000	696,615
GNI Group, Ltd. (b) (c)	51,000	246,968
Goldwin, Inc. (b)	8,000	476,164
Gree, Inc.	50,200	286,992
GS Yuasa Corp.	214,000	1,148,980
G-Tekt Corp.	16,900	324,175
Gumi, Inc. (b) (c)	23,900	233,944
Gunosy, Inc. (b) (c)	8,653	225,051
Gunze, Ltd. (b)	9,200	520,771
Gurunavi, Inc. (b)	8,900	122,684
Hankyu Reit, Inc.	119	149,827
Hanwa Co., Ltd.	17,600	720,715
Happinet Corp.	3,700	53,021
Hazama Ando Corp. (b)	103,200	776,305
Hearts United Group Co., Ltd. (b)	6,200	100,039
Heiwa Real Estate Co., Ltd.	17,600	336,113
Heiwa Real Estate REIT, Inc.	426	409,777
Heiwado Co., Ltd.	21,300	513,724
Hibiya Engineering, Ltd.	7,500	138,293
Hiday Hidaka Corp.	11,640	289,167

126

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Hiramatsu, Inc. (b)	18,100	$86,458
Hirata Corp. (b)	3,400	304,034
Hitachi Zosen Corp. (b)	173,200	889,207
Hito Communications, Inc. (b)	15,600	263,007
Hodogaya Chemical Co., Ltd.	4,000	175,458
Hogy Medical Co., Ltd.	10,800	432,102
Hokkaido Electric Power Co., Inc. (b)	114,500	755,797
Hokkaido Gas Co., Ltd.	12,000	34,189
Hokkoku Bank, Ltd.	16,300	641,425
Hokuetsu Bank, Ltd.	41,300	910,270
Hokuetsu Kishu Paper Co., Ltd. (b)	53,100	340,020
Hokuhoku Financial Group, Inc.	48,800	663,974
Hokuriku Electric Industry Co., Ltd.	9,400	131,874
Hokuto Corp.	8,200	156,906
Hoshino Resorts REIT, Inc.	69	362,680
Hosiden Corp. (b)	56,300	694,552
Hosokawa Micron Corp. (b)	4,800	326,319
Hulic Reit, Inc.	338	514,866
Hyakugo Bank, Ltd.	119,600	567,917
Hyakujushi Bank, Ltd.	178,000	600,865
IBJ Leasing Co., Ltd.	15,000	420,451
Ichibanya Co., Ltd.	5,600	229,318
Ichigo Hotel REIT Investment Corp.	250	291,255
Ichigo Office REIT Investment	596	452,814
Ichigo, Inc.	124,200	543,047
Idec Corp. (b)	16,000	382,586
IDOM, Inc.	34,100	238,556
Iino Kaiun Kaisha, Ltd.	101,280	474,259
Inaba Denki Sangyo Co., Ltd.	3,000	131,312
Inabata & Co., Ltd.	3,400	50,640
Industrial & Infrastructure Fund Investment Corp. REIT	686	768,888
Infomart Corp.	48,600	487,599
Intage Holdings, Inc.	8,000	87,184
Internet Initiative Japan, Inc. (b)	16,500	336,671
Invesco Office J-Reit, Inc.	2,532	356,408
Invincible Investment Corp. REIT	1,850	850,635
Iriso Electronics Co., Ltd. (b)	10,300	620,809
Iseki & Co., Ltd.	5,600	110,736
Ishihara Sangyo Kaisha, Ltd. (c)	8,400	100,310
Istyle, Inc. (b)	40,800	570,855
Itfor, Inc. (b)	42,400	371,972
Itochu Enex Co., Ltd.	29,900	280,304
Itoki Corp.	30,600	195,656
Iwasaki Electric Co., Ltd.	2,700	41,382
Iwatani Corp.	53,000	1,941,091
J Trust Co., Ltd. (b)	16,300	105,755
Jaccs Co., Ltd.	15,000	329,901
Japan Asset Marketing Co., Ltd. (b) (c)	40,900	47,688
Japan Aviation Electronics Industry, Ltd. (b)	35,000	489,046
Japan Cash Machine Co., Ltd.	3,200	34,452

Security Description	Shares	Value
Japan Communications, Inc. (b) (c)	2,600	$2,836
Japan Display, Inc. (b) (c)	155,910	287,338
Japan Excellent, Inc.	753	973,554
Japan Logistics Fund, Inc. REIT	661	1,335,052
Japan Material Co., Ltd.	49,100	608,498
Japan Petroleum Exploration Co., Ltd. (b)	17,900	400,751
Japan Pulp & Paper Co., Ltd.	7,900	323,874
Japan Rental Housing Investments, Inc.	603	464,937
Japan Securities Finance Co., Ltd.	27,800	170,172
Japan Steel Works, Ltd.	32,400	1,048,011
Japan Tissue Engineering Co., Ltd. (c)	7,600	131,205
Japan Wool Textile Co., Ltd.	23,900	231,696
JCR Pharmaceuticals Co., Ltd.	10,500	568,688
JCU Corp.	14,000	327,127
Jeol, Ltd.	41,000	373,954
JIG-SAW, Inc. (c)	2,800	100,837
JINS, Inc. (b)	6,600	361,805
Joshin Denki Co., Ltd.	13,500	504,584
Joyful Honda Co., Ltd.	24,400	867,250
JSP Corp.	8,100	246,008
Juki Corp.	34,900	483,382
Juroku Bank, Ltd.	19,400	518,610
Justsystems Corp.	17,800	428,137
JVC Kenwood Corp.	83,700	273,097
Kadokawa Dwango (b) (c)	2,700	27,724
Kaga Electronics Co., Ltd.	6,400	162,663
Kameda Seika Co., Ltd.	8,400	405,980
Kanamoto Co., Ltd.	19,600	652,412
Kanematsu Corp.	118,299	1,576,208
Kansai Super Market, Ltd.	5,500	57,819
Kanto Denka Kogyo Co., Ltd. (b)	24,000	243,047
Kasai Kogyo Co., Ltd.	8,000	102,379
Katakura Industries Co., Ltd.	70,174	913,879
Kato Sangyo Co., Ltd.	17,300	602,694
KAWADA TECHNOLOGIES, Inc. (b)	1,300	69,676
Keihin Corp.	15,500	315,247
Keiyo Bank, Ltd.	167,000	745,886
Keiyo Co., Ltd. (b)	33,300	173,467
Kenedix Residential Next Investment Corp.	282	402,781
Kenedix Retail REIT Corp.	270	587,729
Kenedix, Inc.	112,400	692,261
Kenko Mayonnaise Co., Ltd. (b)	14,400	480,677
Key Coffee, Inc. (b)	6,100	120,795
KH Neochem Co., Ltd.	18,700	538,054
Kintetsu World Express, Inc.	16,800	308,829
Kisoji Co., Ltd.	10,300	266,919
Kissei Pharmaceutical Co., Ltd.	24,500	660,244
Kito Corp.	17,700	324,542
Kitz Corp.	152,900	1,301,124
Kiyo Bank, Ltd.	94,360	1,506,566
KLab, Inc. (b)	18,200	292,295

127

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Koa Corp.	20,200	$411,787
Kobe Bussan Co., Ltd.	5,700	256,460
Kohnan Shoji Co., Ltd.	15,800	378,843
Kokuyo Co., Ltd.	59,117	1,139,538
KOMEDA Holdings Co., Ltd.	23,300	437,738
Komeri Co., Ltd.	10,300	276,410
Komori Corp. (b)	80,136	1,003,678
Konishi Co., Ltd.	16,100	256,449
Konoike Transport Co., Ltd.	15,600	265,794
Kotobuki Spirits Co., Ltd. (b)	22,900	1,192,910
Kourakuen Holdings Corp.	8,000	140,893
Kumagai Gumi Co., Ltd. (b)	18,200	567,306
Kumiai Chemical Industry Co., Ltd.	53,700	316,090
Kura Corp. (b)	5,700	391,255
Kurabo Industries, Ltd.	362,700	1,122,034
Kureha Corp.	8,200	532,017
Kusuri no Aoki Holdings Co., Ltd.	9,800	706,779
KYB Corp.	24,683	1,143,054
Kyoei Steel, Ltd. (b)	4,000	67,551
Kyokuto Kaihatsu Kogyo Co., Ltd.	18,500	271,020
Kyokuyo Co., Ltd. (b)	2,200	79,022
KYORIN Holdings, Inc.	33,000	620,282
Kyoritsu Maintenance Co., Ltd. (b)	14,400	678,364
Kyosan Electric Manufacturing Co., Ltd.	12,000	72,553
Kyoto Kimono Yuzen Co., Ltd. (b)	20,700	150,652
LAC Co., Ltd.	6,900	91,416
LaSalle Logiport REIT	379	403,055
Lasertec Corp.	23,900	851,725
LEC, Inc. (b)	8,200	297,236
Leopalace21 Corp.	139,800	1,138,381
Life Corp.	16,100	448,105
LIFULL Co., Ltd.	33,600	294,138
Lintec Corp.	15,400	438,035
LIXIL VIVA Corp.	11,200	219,787
M&A Capital Partners Co., Ltd. (c)	4,200	351,086
Macnica Fuji Electronics Holdings, Inc.	18,400	324,920
Macromill, Inc. (b)	10,800	330,550
Maeda Road Construction Co., Ltd.	30,000	595,487
Makino Milling Machine Co., Ltd.	158,000	1,466,347
Mandom Corp.	18,500	639,281
Mani, Inc.	10,900	423,803
Marudai Food Co., Ltd.	324,656	1,544,673
Maruha Nichiro Corp. (b)	37,220	1,174,171
Marusan Securities Co., Ltd. (b)	67,338	640,138
Maruwa Co., Ltd.	1,900	147,033
Marvelous, Inc. (b)	21,900	187,391
Matsui Construction Co., Ltd.	36,400	269,363
Matsuya Co., Ltd.	30,600	425,839
Max Co., Ltd.	21,900	279,233

Security Description	Shares	Value
Maxell Holdings, Ltd.	27,900	$528,093
MCJ Co., Ltd.	21,800	280,213
MCUBS MidCity Investment Corp.	535	390,371
Mebuki Financial Group, Inc.	1,500	5,755
Medinet Co., Ltd. (c)	88,700	108,425
Megachips Corp. (b) (c)	11,100	383,047
Meidensha Corp.	153,000	581,213
Meiko Electronics Co., Ltd. (b)	14,267	234,631
Meitec Corp.	15,200	821,815
Melco Holdings, Inc. (b)	4,000	132,205
Menicon Co., Ltd.	19,100	480,957
Michinoku Bank, Ltd. (b)	39,920	656,137
Micronics Japan Co., Ltd. (b)	2,300	23,768
Milbon Co., Ltd.	16,100	712,276
Mirai Corp. REIT	162	284,700
Mirait Holdings Corp. (b)	47,260	750,116
Miroku Jyoho Service Co., Ltd.	15,300	440,226
Mitsuba Corp.	20,800	264,229
Mitsubishi Logisnext Co., Ltd.	10,900	90,090
Mitsubishi Pencil Co., Ltd.	28,900	648,382
Mitsubishi Shokuhin Co., Ltd.	8,000	228,679
Mitsuboshi Belting, Ltd.	30,000	331,735
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	31,100	504,150
Mitsui Fudosan Logistics Park, Inc. REIT	65	214,833
Mitsui High-Tec, Inc. (b)	13,900	201,279
Mitsui Sugar Co., Ltd.	34,100	1,301,796
Mitsui-Soko Holdings Co., Ltd. (c)	224,000	709,807
Miyaji Engineering Group, Inc. (b)	2,600	49,115
Miyazaki Bank, Ltd.	29,480	921,683
Mizuno Corp.	7,800	233,597
Mochida Pharmaceutical Co., Ltd. (b)	9,100	643,460
Modec, Inc.	9,000	220,282
Monex Group, Inc. (b)	102,400	327,372
Monogatari Corp.	1,400	140,329
Mori Trust Hotel Reit, Inc.	187	249,861
Morinaga Milk Industry Co., Ltd.	19,400	784,391
Morita Holdings Corp.	23,500	443,926
MOS Food Services, Inc. (b)	11,800	349,506
Musashi Seimitsu Industry Co., Ltd.	15,500	522,496
Musashino Bank, Ltd.	35,580	1,130,798
Nachi-Fujikoshi Corp.	144,000	859,803
Nagaileben Co., Ltd.	11,900	328,075
Nakanishi, Inc.	80,040	1,607,573
Namura Shipbuilding Co., Ltd. (b)	6,300	35,010
NanoCarrier Co., Ltd. (b) (c)	9,800	66,623
Nanto Bank, Ltd.	15,400	417,907
NEC Networks & System Integration Corp.	15,600	401,478
NET One Systems Co., Ltd.	87,200	1,265,978
Neturen Co., Ltd.	117,583	1,196,284

128

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Nichias Corp.	76,000	$954,020
Nichiban Co., Ltd.	10,000	321,580
Nichicon Corp. (b)	43,300	486,540
Nichiha Corp. (b)	18,600	696,079
NichiiGakkan Co., Ltd.	63,700	715,165
Nichi-iko Pharmaceutical Co., Ltd.	25,300	391,335
Nichireki Co., Ltd.	11,000	123,912
Nihon Dempa Kogyo Co., Ltd.	2,300	14,187
Nihon Kagaku Sangyo Co., Ltd. (b)	3,348	39,635
Nihon Nohyaku Co., Ltd.	2,300	13,473
Nihon Parkerizing Co., Ltd.	60,000	973,766
Nihon Tokushu Toryo Co., Ltd.	15,300	293,772
Nihon Trim Co., Ltd.	1,500	77,010
Nihon Unisys, Ltd.	33,300	712,028
Nikkiso Co., Ltd.	70,340	726,880
Nikkon Holdings Co., Ltd. (b)	138,480	3,614,673
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	73,571
Nippon Carbon Co., Ltd.	19,171	926,553
Nippon Chemi-Con Corp.	6,900	160,384
Nippon Coke & Engineering Co., Ltd.	95,000	95,581
Nippon Concrete Industries Co., Ltd.	34,100	139,478
Nippon Denko Co., Ltd. (b)	67,700	206,251
Nippon Densetsu Kogyo Co., Ltd.	25,900	505,093
Nippon Flour Mills Co., Ltd.	30,800	479,304
Nippon Gas Co., Ltd.	33,400	1,579,709
Nippon Koei Co., Ltd.	9,800	298,561
Nippon Light Metal Holdings Co., Ltd.	261,500	673,728
Nippon Parking Development Co., Ltd.	47,500	78,162
Nippon Pillar Packing Co., Ltd.	16,500	244,048
NIPPON REIT Investment Corp.	605	1,820,404
Nippon Road Co., Ltd.	4,700	230,691
Nippon Seiki Co., Ltd.	55,000	1,000,188
Nippon Sheet Glass Co., Ltd. (b) (c)	46,800	369,647
Nippon Signal Co., Ltd.	34,300	317,682
Nippon Soda Co., Ltd.	64,000	358,665
Nippon Steel & Sumikin Bussan Corp.	3,600	197,010
Nippon Suisan Kaisha, Ltd.	170,999	882,731
Nippon Thompson Co., Ltd.	135,900	1,088,733
Nippon Valqua Industries, Ltd.	10,476	285,369
Nippon Yakin Kogyo Co., Ltd.	84,500	228,035
Nishimatsu Construction Co., Ltd. (b)	28,600	704,579
Nishimatsuya Chain Co., Ltd.	25,953	292,353
Nishi-Nippon Financial Holdings, Inc.	55,000	642,313
Nishi-Nippon Railroad Co., Ltd.	33,400	865,542
Nishio Rent All Co., Ltd.	7,000	215,891
Nissan Shatai Co., Ltd.	23,900	246,978

Security Description	Shares	Value
Nissei ASB Machine Co., Ltd. (b)	4,700	$319,962
Nissei Build Kogyo Co., Ltd.	28,800	343,650
Nissha Co., Ltd. (b)	26,100	683,729
Nisshin Oillio Group, Ltd.	13,600	376,606
Nisshin Steel Co., Ltd.	13,900	161,546
Nisshinbo Holdings, Inc.	78,600	1,047,261
Nissin Corp.	10,800	281,907
Nissin Electric Co., Ltd.	24,700	229,000
Nissin Kogyo Co., Ltd. (b)	15,600	267,408
Nitta Corp.	9,900	367,236
Nittetsu Mining Co., Ltd.	3,200	176,624
Nitto Boseki Co., Ltd.	30,630	647,737
Nitto Kogyo Corp.	8,500	130,757
Nittoku Engineering Co., Ltd. (b)	9,400	345,153
Nohmi Bosai, Ltd.	19,100	409,119
Nojima Corp.	14,800	353,614
Nomura Co., Ltd.	23,300	494,262
Noritake Co., Ltd.	6,900	291,636
Noritsu Koki Co., Ltd. (b)	9,800	220,419
Noritz Corp.	16,600	299,221
North Pacific Bank, Ltd.	162,400	542,097
NS United Kaiun Kaisha, Ltd. (b)	1,900	37,607
NSD Co., Ltd.	21,800	440,100
NuFlare Technology, Inc.	1,800	113,061
Obara Group, Inc.	3,500	203,385
Oenon Holdings, Inc.	101,800	451,806
Ogaki Kyoritsu Bank, Ltd.	9,500	240,649
Ohsho Food Service Corp.	6,800	331,208
Oiles Corp.	10,900	230,197
Oita Bank, Ltd.	26,580	984,722
Okabe Co., Ltd.	20,100	185,030
Okamoto Industries, Inc. (b)	31,800	318,150
Okamura Corp.	62,100	840,262
Okasan Securities Group, Inc. (b)	88,682	523,670
Oki Electric Industry Co., Ltd. (b)	51,900	679,312
Okinawa Electric Power Co., Inc.	20,890	586,727
OKUMA Corp.	13,600	782,623
Okumura Corp.	16,800	651,622
Okura Industrial Co., Ltd.	33,950	183,237
Okuwa Co., Ltd.	18,000	187,532
OncoTherapy Science, Inc. (b) (c)	53,700	109,066
One REIT, Inc.	96	217,817
Onward Holdings Co., Ltd.	69,300	598,841
Open House Co., Ltd.	15,800	961,222
Optex Group Co., Ltd.	19,200	482,212
Osaka Soda Co., Ltd. (b)	11,200	292,769
OSAKA Titanium Technologies Co., Ltd.	8,500	159,850
Osaki Electric Co., Ltd.	16,000	115,994
OSG Corp.	51,840	1,169,386
OSJB Holdings Corp. (b)	102,600	276,880
Outsourcing, Inc.	30,900	530,254

129

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Pacific Industrial Co., Ltd. (b)	32,000	$421,251
Pacific Metals Co., Ltd. (c)	7,399	219,152
Pack Corp.	4,800	177,828
PAL GROUP Holdings Co., Ltd.	5,700	154,680
Paramount Bed Holdings Co., Ltd.	5,600	282,238
Pasona Group, Inc. (b)	15,300	326,429
Penta-Ocean Construction Co., Ltd.	129,100	939,571
Pepper Food Service Co., Ltd. (b)	7,400	336,427
Piolax, Inc.	17,700	458,519
Pioneer Corp. (b) (c)	126,700	206,103
Plenus Co., Ltd. (b)	9,900	191,670
Poletowin Pitcrew Holdings, Inc.	10,000	178,373
Premier Investment Corp.	1,506	1,583,176
Press Kogyo Co., Ltd.	68,900	407,504
Pressance Corp.	18,900	281,501
Prestige International, Inc.	29,600	357,093
Prima Meat Packers, Ltd.	76,000	423,771
Qol Co., Ltd.	12,000	234,810
Raito Kogyo Co., Ltd.	17,200	180,006
Relia, Inc.	25,300	306,407
Remixpoint Co., Ltd. (b)	21,100	172,808
Rengo Co., Ltd.	235,600	2,022,593
ReproCELL, Inc. (c)	22,200	71,391
Riken Corp. (b)	7,000	390,315
Riken Keiki Co., Ltd. (b)	13,800	298,059
Riken Vitamin Co., Ltd.	5,400	209,958
Ringer Hut Co., Ltd. (b)	15,400	358,247
Riso Kagaku Corp.	9,200	169,467
Rock Field Co., Ltd.	10,600	217,781
Rokko Butter Co., Ltd.	10,600	226,153
Roland DG Corp.	4,400	99,047
Round One Corp.	24,800	388,032
Royal Holdings Co., Ltd.	14,300	384,157
Ryobi, Ltd.	16,400	430,702
Ryosan Co., Ltd. (b)	10,000	357,311
S Foods, Inc.	5,700	234,485
Sagami Chain Co., Ltd. (b)	23,900	308,104
Saizeriya Co., Ltd.	16,100	452,344
Sakai Chemical Industry Co., Ltd.	44,253	1,133,476
Sakai Moving Service Co., Ltd.	4,200	216,812
Sakata INX Corp.	24,700	364,403
Sakata Seed Corp.	17,500	611,307
San-A Co., Ltd.	10,200	586,008
San-Ai Oil Co., Ltd.	20,400	298,279
Sanden Holdings Corp. (b) (c)	11,200	155,547
Sangetsu Corp.	35,000	718,759
San-In Godo Bank, Ltd.	53,100	470,336
Sanken Electric Co., Ltd.	68,000	494,255
Sanki Engineering Co., Ltd.	26,600	296,639
Sankyo Tateyama, Inc.	29,500	434,941
Sanrio Co., Ltd. (b)	31,000	559,662
Sanyo Chemical Industries, Ltd.	5,400	251,594
Sanyo Denki Co., Ltd.	5,000	379,408
Sanyo Electric Railway Co., Ltd.	7,800	194,138

Security Description	Shares	Value
Sanyo Shokai, Ltd. (b)	3,000	$64,457
Sanyo Special Steel Co., Ltd. (b)	38,387	960,126
Sato Holdings Corp.	37,240	1,183,556
Seika Corp.	4,400	108,728
Seikagaku Corp. (b)	23,300	423,935
Seiko Holdings Corp.	11,800	277,941
Seiren Co., Ltd. (b)	69,180	1,264,560
Sekisui House Reit, Inc. (b)	465	625,684
Sekisui House Residential Investment Corp. REIT	589	646,322
Sekisui Plastics Co., Ltd. (b)	23,900	264,282
Senko Group Holdings Co., Ltd. (b)	48,800	378,561
Senshu Ikeda Holdings, Inc.	10,560	40,115
Senshukai Co., Ltd. (c)	19,800	105,749
Septeni Holdings Co., Ltd.	42,100	144,490
Shibuya Corp.	10,900	384,344
Shiga Bank, Ltd.	155,000	785,567
Shikoku Bank, Ltd.	24,000	338,505
Shikoku Chemicals Corp.	24,900	365,013
Shima Seiki Manufacturing, Ltd. (b)	26,545	1,837,059
Shimachu Co., Ltd.	45,960	1,456,372
Shindengen Electric Manufacturing Co., Ltd.	4,100	263,310
Shin-Etsu Polymer Co., Ltd.	23,500	247,043
Shinkawa, Ltd. (b) (c)	9,200	97,493
Shinko Electric Industries Co., Ltd.	29,200	213,063
Shinko Plantech Co., Ltd.	32,000	290,061
Shinmaywa Industries, Ltd.	26,000	212,205
Shinsho Corp.	4,000	137,283
Ship Healthcare Holdings, Inc.	16,400	576,737
Shizuoka Gas Co., Ltd.	29,100	261,312
SHO-BOND Holdings Co., Ltd.	15,100	1,113,155
Shochiku Co., Ltd.	20,160	2,832,068
Shoei Co., Ltd.	5,600	213,785
Shoei Foods Corp. (b)	7,200	272,496
Showa Corp.	25,200	427,227
Showa Sangyo Co., Ltd.	7,600	196,164
Siix Corp. (b)	22,400	475,803
Sinanen Holdings Co., Ltd.	7,600	186,588
Sinfonia Technology Co., Ltd. (b)	226,400	766,375
Sinko Industries, Ltd.	15,400	241,679
Sintokogio, Ltd.	35,700	368,245
SKY Perfect JSAT Holdings, Inc.	60,000	267,983
SMK Corp.	115,043	469,475
SMS Co., Ltd. (b)	23,300	983,705
Sodick Co., Ltd. (b)	26,800	344,985
Sogo Medical Co., Ltd.	7,800	217,608
Sosei Group Corp. (b) (c)	10,300	831,942
St Marc Holdings Co., Ltd.	3,000	87,024
Star Asia Investment Corp. REIT	224	215,891
Star Micronics Co., Ltd.	20,900	383,019
Starts Corp., Inc.	16,400	444,427

130

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Starts Proceed Investment Corp. REIT	163	$253,811
Starzen Co., Ltd.	4,800	235,599
Stella Chemifa Corp. (b)	7,200	213,258
Sumida Corp. (b)	19,800	250,037
Sumitomo Bakelite Co., Ltd.	87,000	759,972
Sumitomo Mitsui Construction Co., Ltd.	81,060	480,186
Sumitomo Osaka Cement Co., Ltd. (b)	211,793	928,026
Sumitomo Seika Chemicals Co., Ltd. (b)	2,400	114,189
Sumitomo Warehouse Co., Ltd.	48,000	316,389
Sun Corp. (b)	10,000	66,102
Sun Frontier Fudousan Co., Ltd. (b)	5,800	62,936
Sushiro Global Holdings, Ltd. (b) (c)	11,000	535,778
SWCC Showa Holdings Co., Ltd.	4,500	39,478
Systena Corp.	11,200	447,052
T Hasegawa Co., Ltd.	15,800	300,252
T RAD Co., Ltd.	1,500	55,007
Tabuchi Electric Co., Ltd. (b) (c)	2,300	5,904
Tachi-S Co., Ltd.	21,200	376,557
Tadano, Ltd.	68,900	1,022,972
Taihei Dengyo Kaisha, Ltd. (b)	12,500	316,173
Taikisha, Ltd.	15,800	511,810
Taiko Pharmaceutical Co., Ltd. (b)	14,300	271,747
Taiyo Holdings Co., Ltd.	4,600	196,370
Taiyo Yuden Co., Ltd. (b)	67,800	1,122,031
Takamatsu Construction Group Co., Ltd.	7,900	224,706
Takaoka Toko Co., Ltd.	1,900	30,211
Takara Bio, Inc.	25,800	520,609
Takara Leben Co., Ltd. (b)	42,500	182,228
Takara Standard Co., Ltd.	30,300	510,556
Takasago International Corp.	42,300	1,240,959
Takasago Thermal Engineering Co., Ltd.	35,000	641,420
TAKATA Corp. (a) (c)	300	—
Takeuchi Manufacturing Co., Ltd.	22,800	497,162
Takuma Co., Ltd.	39,900	433,329
Tamron Co., Ltd.	5,400	111,453
Tamura Corp. (b)	50,800	378,791
Tanseisha Co., Ltd.	24,300	291,554
TechnoPro Holdings, Inc.	17,100	1,021,016
Teikoku Electric Manufacturing Co., Ltd.	3,600	54,093
Teikoku Sen-I Co., Ltd. (b)	15,900	303,647
Tekken Corp. (b)	7,200	206,150
T-Gaia Corp.	10,300	287,160
TKC Corp.	7,700	310,606
Toa Corp. (f)	20,200	248,060
Toa Corp. (f)	8,000	166,921
Toagosei Co., Ltd.	186,200	2,183,276
Tobishima Corp.	111,100	182,816

Security Description	Shares	Value
TOC Co., Ltd.	147,960	$1,214,566
Tocalo Co., Ltd. (b)	33,400	398,539
Tochigi Bank, Ltd.	153,300	585,236
Toei Animation Co., Ltd.	8,700	283,456
Toei Co., Ltd.	14,140	1,497,098
Toho Bank, Ltd.	90,000	345,275
Toho Holdings Co., Ltd. (b)	73,819	1,740,143
Toho Zinc Co., Ltd. (b)	5,300	245,190
Tokai Carbon Co., Ltd.	134,000	1,951,725
TOKAI Holdings Corp.	62,700	621,989
Tokai Rika Co., Ltd.	20,200	407,039
Tokai Tokyo Financial Holdings, Inc.	75,200	513,354
Token Corp.	3,800	376,248
Tokushu Tokai Paper Co., Ltd.	5,100	194,937
Tokuyama Corp. (b)	47,200	1,473,474
Tokyo Base Co., Ltd. (b) (c)	12,000	163,498
Tokyo Dome Corp.	45,900	432,025
Tokyo Ohka Kogyo Co., Ltd.	19,600	704,937
Tokyo Seimitsu Co., Ltd.	23,900	951,730
Tokyo Steel Manufacturing Co., Ltd. (b)	56,500	451,044
Tokyo Tekko Co., Ltd.	1,800	25,997
Tokyo TY Financial Group, Inc.	15,600	371,994
Tokyotokeiba Co., Ltd.	8,900	331,815
Tokyu Construction Co., Ltd.	42,000	450,606
Tokyu REIT, Inc.	355	481,345
Tomoe Engineering Co., Ltd.	2,800	55,842
TOMONY Holdings, Inc.	185,480	833,657
Tomy Co., Ltd.	57,800	578,272
Topcon Corp.	58,100	1,121,573
Topre Corp.	25,700	743,089
Topy Industries, Ltd.	29,598	847,446
Toridoll Holdings Corp.	10,200	372,130
Torii Pharmaceutical Co., Ltd.	5,600	147,806
Torishima Pump Manufacturing Co., Ltd. (b)	5,600	52,393
Tosei Reit Investment Corp.	217	227,304
Toshiba Machine Co., Ltd.	51,000	348,632
Toshiba Plant Systems & Services Corp.	24,900	539,441
Toshiba TEC Corp.	54,000	315,825
Tosho Co., Ltd.	9,000	344,006
Totetsu Kogyo Co., Ltd.	15,800	488,782
Towa Corp. (b)	21,200	283,464
Towa Pharmaceutical Co., Ltd.	2,800	176,925
Toyo Construction Co., Ltd.	41,400	187,244
Toyo Corp.	82,568	738,337
Toyo Engineering Corp. (b) (c)	3,400	32,162
Toyo Ink SC Holdings Co., Ltd.	60,000	371,227
Toyo Kanetsu KK	7,500	214,034
Toyo Tanso Co., Ltd.	8,300	257,546
Toyobo Co., Ltd.	42,778	836,253
TPR Co., Ltd.	17,800	502,116
Transcosmos, Inc. (c)	15,500	400,216
Trusco Nakayama Corp.	23,200	569,365
TSI Holdings Co., Ltd.	73,200	529,986
Tsubaki Nakashima Co., Ltd.	14,700	374,584

131

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Tsubakimoto Chain Co.	62,000	$500,780
Tsugami Corp. (b)	39,000	489,196
Tsukishima Kikai Co., Ltd.	28,400	397,894
Tsukui Corp.	30,400	233,824
Tsurumi Manufacturing Co., Ltd.	10,900	196,784
UACJ Corp. (b)	14,500	368,397
Uchida Yoko Co., Ltd.	6,800	182,676
Unipres Corp.	18,900	422,606
United Arrows, Ltd.	15,200	570,268
United Super Markets Holdings, Inc.	34,600	369,262
UNITED, Inc. (b)	5,300	209,807
Unitika, Ltd. (c)	86,500	532,746
Unizo Holdings Co., Ltd. (b)	6,900	167,391
Ushio, Inc.	63,500	840,696
UT Group Co., Ltd. (c)	14,900	476,352
V Technology Co., Ltd. (b)	1,936	554,313
Valor Holdings Co., Ltd.	34,100	924,403
Vector, Inc. (c)	18,900	432,559
Vital KSK Holdings, Inc.	29,200	288,293
VT Holdings Co., Ltd. (b)	24,200	124,243
Wacoal Holdings Corp.	36,000	1,034,133
Wacom Co., Ltd. (b)	77,100	373,357
Wakachiku Construction Co., Ltd.	3,800	58,742
Wakita & Co., Ltd.	10,900	120,120
WATAMI Co., Ltd. (b)	17,300	225,461
WirelessGate, Inc.	3,700	50,690
W-Scope Corp. (b)	9,400	127,455
Xebio Holdings Co., Ltd.	8,000	156,991
Yahagi Construction Co., Ltd.	27,700	206,024
YAMABIKO Corp.	23,500	304,937
Yamagata Bank, Ltd.	15,600	351,312
Yamaichi Electronics Co., Ltd. (b)	17,300	292,969
Yamanashi Chuo Bank, Ltd.	112,000	460,216
Yamato Kogyo Co., Ltd.	13,400	366,279
Yamazen Corp.	51,500	528,801
Yaoko Co., Ltd.	9,000	479,831
Yasunaga Corp. (b)	6,900	147,602
Yellow Hat, Ltd.	10,300	304,109
Yodogawa Steel Works, Ltd.	45,300	1,196,925
Yokogawa Bridge Holdings Corp.	19,400	411,714
Yokohama Reito Co., Ltd. (b)	27,800	272,380
Yondoshi Holdings, Inc. (b)	15,700	404,347
Yonex Co., Ltd. (b)	27,000	151,058
Yorozu Corp.	15,700	258,197
Yoshinoya Holdings Co., Ltd.	33,100	663,245
Yuasa Trading Co., Ltd.	10,300	334,133
Yume No Machi Souzou Iinkai Co., Ltd. (b)	14,672	304,891
Yumeshin Holdings Co., Ltd.	46,900	517,289
Yushin Precision Equipment Co., Ltd.	16,400	261,845
Zenrin Co., Ltd.	52,165	1,084,502
ZERIA Pharmaceutical Co., Ltd.	23,400	468,660

Security Description	Shares	Value
Zojirushi Corp. (b)	24,800	$360,982

		338,474,876

LIECHTENSTEIN — 0.0% (g)
VP Bank AG	1,823	282,131

LUXEMBOURG — 0.1%
Orion Engineered Carbons SA	19,911	539,588

MACAU — 0.1%
Macau Legend Development, Ltd. (b) (c)	3,261,740	477,938

MALTA — 0.0% (g)
Catena Media PLC (c)	28,235	381,645

NETHERLANDS — 1.4%
Accell Group	13,209	287,863
AMG Advanced Metallurgical Group NV	12,726	567,195
Amsterdam Commodities NV	16,935	443,626
Arcadis NV	32,769	642,801
Beter Bed Holding NV	15,280	174,955
BinckBank NV	4,310	24,569
Brack Capital Properties NV (c)	2,068	247,334
Constellium NV Class A (c)	53,589	581,441
Corbion NV	43,082	1,304,476
Flow Traders (e)	20,990	893,700
ForFarmers NV	10,689	149,074
Fugro NV (c)	32,064	423,126
Heijmans NV (c)	25,097	289,519
Intertrust NV (e)	42,931	889,130
Kendrion NV	12,660	516,921
Koninklijke BAM Groep NV (b)	131,351	611,275
NSI NV REIT	11,876	498,785
Pharming Group NV (b) (c)	415,607	605,694
PostNL NV	178,566	668,052
Refresco Group NV (e)	28,891	708,856
Rhi Magnesita NV (c) (f)	12,252	748,886
Rhi Magnesita NV (c) (f)	1,458	89,992
Takeaway.com NV (c) (e)	16,070	853,792
Vastned Retail NV REIT	6,518	310,626
Wessanen	32,688	654,076

		13,185,764

NEW ZEALAND — 1.1%
Argosy Property, Ltd.	388,602	280,337
Arvida Group, Ltd.	267,566	227,766
Chorus, Ltd. (b)	168,243	485,482
EBOS Group, Ltd.	33,654	435,790
Freightways, Ltd.	87,708	478,973
Genesis Energy, Ltd.	203,194	348,137
Goodman Property Trust REIT	406,289	389,819
Heartland Bank, Ltd.	283,478	359,922
Infratil, Ltd.	336,571	752,687
Investore Property, Ltd. (b)	185,441	187,288
Kiwi Property Group, Ltd.	609,103	588,805
Metlifecare, Ltd.	72,555	306,196
New Zealand Refining Co., Ltd.	111,273	183,824
Precinct Properties New Zealand, Ltd.	517,373	477,738

132

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Restaurant Brands New Zealand, Ltd.	159,987	$827,522
SKY Network Television, Ltd.	141,888	234,400
SKYCITY Entertainment Group, Ltd.	376,435	1,059,084
Stride Property Group	285,475	350,101
Summerset Group Holdings, Ltd. (b)	142,208	711,966
Tourism Holdings, Ltd.	65,578	288,578
Trade Me Group, Ltd.	223,169	713,204
Vital Healthcare Property Trust REIT (b)	238,344	358,498
Warehouse Group, Ltd.	57,956	84,037

		10,130,154

NORWAY — 1.3%
Akastor ASA (c)	101,731	197,477
Aker Solutions ASA (c)	62,928	332,236
Asetek A/S (b)	10,291	119,020
Atea ASA	44,157	715,425
Avance Gas Holding, Ltd. (c) (e)	15,200	44,530
B2Holding ASA	168,111	419,691
Borregaard ASA	59,288	558,826
BW Offshore, Ltd. (c)	53,159	289,800
DNO ASA (c)	352,152	554,180
Europris ASA (e)	54,470	174,838
Frontline, Ltd. (b)	12,384	56,313
Golden Ocean Group, Ltd. (b)	38,172	303,467
Grieg Seafood ASA	30,653	281,895
Hoegh LNG Holdings, Ltd.	22,149	117,926
IDEX ASA (c)	327,933	169,168
Kongsberg Automotive ASA (c)	287,288	325,676
Kongsberg Gruppen ASA	14,071	339,097
Kvaerner ASA (c)	118,608	195,793
Nordic Nanovector ASA (b) (c)	31,835	200,800
Nordic Semiconductor ASA (c)	89,529	531,977
Norway Royal Salmon ASA (b)	9,639	197,422
Norwegian Air Shuttle ASA (b) (c)	9,153	195,862
Ocean Yield ASA	23,254	195,488
Petroleum Geo-Services ASA (b) (c)	160,492	495,727
Prosafe SE (b) (c)	63,012	95,028
Protector Forsikring ASA	61,532	664,622
Sbanken ASA (e)	40,406	378,793
Scatec Solar ASA (b) (e)	101,239	591,242
Ship Finance International, Ltd. (b)	36,638	523,923
SpareBank 1 Nord Norge	42,310	334,128
SpareBank 1 SMN	43,896	452,326
Stolt-Nielsen, Ltd.	13,555	165,575
Thin Film Electronics ASA (c)	304,476	81,830
Veidekke ASA (b)	112,126	1,252,517
XXL ASA (b) (e)	58,632	600,438

		12,153,056

PERU — 0.0% (g)
Hochschild Mining PLC	91,708	256,202

Security Description	Shares	Value
PORTUGAL — 0.2%
Altri SGPS SA	215,886	$1,439,051
Banco Comercial Portugues SA Class R (c)	3,045	1,019
CTT-Correios de Portugal SA (b)	32,023	123,191
Mota-Engil SGPS SA	42,748	171,916
Pharol SGPS SA (c)	68,282	19,147
REN - Redes Energeticas Nacionais SGPS SA	112,252	346,237

		2,100,561

SINGAPORE — 1.5%
Accordia Golf Trust	434,300	213,623
AIMS AMP Capital Industrial REIT	267,058	276,976
Ascendas Hospitality Trust REIT	555,200	345,068
Ascott Residence Trust REIT (b)	577,225	497,418
BW LPG, Ltd. (b) (c) (e)	22,486	103,337
Cache Logistics Trust REIT	543,948	346,371
CapitaLand Retail China Trust REIT	372,873	449,279
CDL Hospitality Trusts	476,680	614,344
China New Town Development Co., Ltd. (c) (d)	428,500	15,560
COSCO Shipping International Singapore Co., Ltd. (b) (c)	556,200	201,476
ESR-REIT	1,294,009	527,945
Ezion Holdings, Ltd. (b) (c) (d)	648,440	97,417
Ezra Holdings, Ltd. (a) (b) (c)	1,444,295	—
Far East Hospitality Trust	425,247	225,384
First Real Estate Investment Trust	624,800	657,534
Frasers Centrepoint Trust REIT	285,900	477,481
Frasers Commercial Trust REIT	351,837	383,686
Frasers Logistics & Industrial Trust REIT	605,500	503,314
Hyflux, Ltd.	33,300	7,111
Hyfluxshop Holdings Pte, Ltd. (c) (d)	3,380	460
Keppel DC REIT	330,466	362,900
Keppel Infrastructure Trust	1,384,638	564,921
Lian Beng Group, Ltd.	134,600	68,260
Lippo Malls Indonesia Retail Trust REIT	1,302,200	382,328
M1, Ltd. (b)	228,100	302,672
Manulife US Real Estate Investment Trust	339,300	315,549
Metro Holdings, Ltd.	364,500	316,884
Midas Holdings, Ltd. (c) (d)	1,078,700	157,943
OUE Hospitality Trust	374,633	235,699
OUE Lippo Healthcare, Ltd. (c)	1,800	174
OUE, Ltd. (b)	97,600	135,463
Parkway Life Real Estate Investment Trust	271,300	579,303
Raffles Medical Group, Ltd. (b)	512,649	449,589
RHT Health Trust	498,800	308,113
Rowsley, Ltd. (b) (c)	1,164,200	108,314

133

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	210,849	$68,337
Sheng Siong Group, Ltd.	303,700	215,390
Soilbuild Business Space REIT (b)	307,010	152,182
Starhill Global REIT	803,900	447,531
Swiber Holdings, Ltd. (a) (b) (c)	100,100	—
Tat Hong Holdings, Ltd. (c)	849	320
Technics Oil & Gas, Ltd. (a) (c)	1,254	—
UMS Holdings, Ltd.	447,974	399,702
United Engineers, Ltd.	311,700	620,405
Wing Tai Holdings, Ltd.	607,499	958,990
Yoma Strategic Holdings, Ltd. (b)	786,533	254,920

		13,349,673

SOUTH AFRICA — 0.0% (g)
Petra Diamonds, Ltd. (b) (c)	212,460	195,216

SOUTH KOREA — 11.5%
Able C&C Co., Ltd. (b) (c)	7,786	137,327
Advanced Process Systems Corp. (c)	3,420	90,802
AeroSpace Technology of Korea, Inc. (b) (c)	5,976	102,880
AfreecaTV Co., Ltd.	5,520	149,406
Ahnlab, Inc.	2,858	227,643
AJ Rent A Car Co., Ltd. (c)	2,816	33,552
AK Holdings, Inc.	2,007	135,382
Amicogen, Inc. (c)	6,879	438,206
Aprogen pharmaceuticals, Inc. (b) (c)	43,424	170,901
APS Holdings Corp. (c)	3,032	21,021
Asiana Airlines, Inc. (c)	46,918	209,522
Barun Electronics Co., Ltd. (b) (c)	173,439	213,972
BH Co., Ltd. (c)	17,538	299,457
Binex Co., Ltd. (c)	16,215	178,747
Binggrae Co., Ltd.	1,451	81,950
Boryung Pharmaceutical Co., Ltd.	3,901	210,074
Bukwang Pharmaceutical Co., Ltd.	13,878	324,849
Byucksan Corp.	6,509	22,961
Cell Biotech Co., Ltd.	3,464	157,617
Celltrion Pharm, Inc. (b) (c)	9,521	756,571
Chabiotech Co., Ltd. (b) (c)	28,359	573,353
Cheil Worldwide, Inc.	47,032	803,061
Choa Pharmaceutical Co. (b) (c)	18,441	107,438
Chong Kun Dang Pharmaceutical Corp. (b)	3,916	468,421
Chongkundang Holdings Corp.	2,053	140,603
CJ CGV Co., Ltd.	7,419	471,909
CJ Freshway Corp.	1,757	58,270
CJ O Shopping Co., Ltd.	2,524	529,237
CNK International Co., Ltd. (a) (c)	16,071	—
Com2uSCorp	7,716	1,350,789
Cosmax BTI, Inc.	6,954	209,422

Security Description	Shares	Value
Cosmax, Inc.	5,591	$721,233
Crown Confectionery Co., Ltd.	2,343	27,477
CROWNHAITAI Holdings Co., Ltd.	1,920	23,957
CrucialTec Co., Ltd. (c)	11,439	22,268
CrystalGenomics, Inc. (c)	12,973	300,622
CTC BIO, Inc. (c)	6,650	90,775
Dae Han Flour Mills Co., Ltd.	499	78,649
Dae Hwa Pharmaceutical Co., Ltd. (b)	9,573	268,536
Daeduck GDS Co., Ltd.	6,408	101,299
Daesang Corp.	17,689	428,990
Daesang Holdings Co., Ltd.	5,077	45,583
Daewon Pharmaceutical Co., Ltd.	10,938	209,340
Daewoong Co., Ltd.	25,897	508,999
Daewoong Pharmaceutical Co., Ltd.	1,838	345,735
Daishin Securities Co., Ltd. Preference Shares	65,358	531,620
Daou Technology, Inc.	19,829	406,477
DB HiTek Co., Ltd.	27,173	369,649
Dentium Co., Ltd.	6,188	471,400
DGB Financial Group, Inc.	107,013	1,169,623
Digital Power Communications Co., Ltd.	14,221	62,039
DIO Corp. (c)	9,717	407,040
Dong-A Socio Holdings Co., Ltd. (b)	4,528	564,991
Dong-A ST Co., Ltd.	4,774	508,349
Dongjin Semichem Co., Ltd.	21,327	295,125
DongKook Pharmaceutical Co., Ltd.	3,424	226,147
Dongkuk Steel Mill Co., Ltd.	53,320	512,740
Dongsung Finetec Co., Ltd. (c)	8,703	66,871
Dongwha Pharm Co., Ltd.	32,862	366,880
Dongwon F&B Co., Ltd.	422	86,704
Dongwon Industries Co., Ltd.	1,238	349,019
Doosan Heavy Industries & Construction Co., Ltd. (b) (c)	46,935	700,128
Doosan Infracore Co., Ltd. (c)	61,564	561,405
DoubleUGames Co., Ltd.	6,863	462,298
Douzone Bizon Co., Ltd.	18,373	1,018,711
Ecopro Co., Ltd. (c)	11,468	417,987
Eo Technics Co., Ltd.	5,460	378,035
Eugene Investment & Securities Co., Ltd. (c)	120,467	393,306
Eugene Technology Co., Ltd.	4,007	70,298
Eusu Holdings Co., Ltd. (c)	6,748	44,569
Fila Korea, Ltd.	7,456	751,966
Finetex EnE, Inc. (b) (c) (d)	52,969	177,905
Foosung Co., Ltd. (b) (c)	40,899	374,111
Gamevil, Inc. (b) (c)	3,514	240,662
GemVax & Kael Co., Ltd. (c)	6,775	100,427
Genexine Co., Ltd. (c)	8,417	807,034
GNCO Co., Ltd. (b) (c)	23,408	58,745
GOLFZON Co., Ltd.	2,277	96,130
GOLFZONNEWDIN Co., Ltd.	2,676	14,185
Grand Korea Leisure Co., Ltd.	15,510	356,502

134

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Green Cross Cell Corp.	3,338	$175,058
Green Cross Corp.	4,228	797,287
Green Cross Holdings Corp.	15,402	574,378
GS Engineering & Construction Corp. (b)	27,351	764,668
GS Home Shopping, Inc.	2,664	469,618
G-treeBNT Co., Ltd. (c)	14,858	641,212
Halla Holdings Corp.	2,799	129,591
Hana Tour Service, Inc.	4,961	556,187
Hanall Biopharma Co., Ltd. (c)	16,666	505,030
Hancom, Inc.	6,416	98,115
Handsome Co., Ltd.	12,215	353,535
Hanil Cement Co., Ltd.	1,805	182,888
Hanjin Heavy Industries & Construction Co., Ltd. (c)	27,992	81,016
Hanjin Kal Corp.	24,405	451,054
Hanjin Shipping Co., Ltd. (a) (c)	1,732	—
Hanjin Transportation Co., Ltd.	4,197	90,760
Hankook Shell Oil Co., Ltd.	301	94,460
Hankook Tire Worldwide Co., Ltd.	14,820	262,781
Hanmi Pharm Co., Ltd.	505	244,943
Hanmi Semiconductor Co., Ltd.	14,582	151,853
Hansae Co., Ltd.	11,284	227,077
Hansol Chemical Co., Ltd.	8,927	582,906
Hansol Holdings Co., Ltd.	49,859	209,091
Hansol Paper Co., Ltd.	31,921	479,159
Hansol Technics Co., Ltd. (c)	13,569	154,671
Hanwha Investment & Securities Co., Ltd. (c)	209,441	596,354
Hanwha Techwin Co., Ltd. (b) (c)	23,686	642,204
Harim Co., Ltd. (c)	19,859	65,489
Heung-A Shipping Co., Ltd. (c)	60,047	37,519
Hite Jinro Co., Ltd.	17,448	365,853
HLB, Inc. (c)	17,909	1,108,916
Homecast Co., Ltd. (c)	15,400	180,599
HS Industries Co., Ltd.	37,805	297,929
Huchems Fine Chemical Corp.	22,552	518,364
Humax Co., Ltd. (c)	34,363	271,770
Humedix Co., Ltd.	1,155	48,382
Huons Co., Ltd.	2,699	272,457
Huons Global Co., Ltd.	2,248	149,951
Hwa Shin Co., Ltd.	1,196	4,443
Hyundai BNG Steel Co., Ltd.	2,607	28,249
Hyundai Construction Equipment Co., Ltd. (c)	3,796	628,571
Hyundai Corp.	2,463	41,478
Hyundai Electric & Energy System Co., Ltd. (c)	4,675	360,526
Hyundai Elevator Co., Ltd.	7,837	584,522
Hyundai Engineering Plastics Co., Ltd.	5,295	32,240
Hyundai Greenfood Co., Ltd.	36,950	478,384
Hyundai Home Shopping Network Corp.	4,296	419,161
Hyundai Hy Communications & Network Co., Ltd.	13,147	53,962
Hyundai IBT Co., Ltd. (b) (c)	48,307	255,154

Security Description	Shares	Value
Hyundai Livart Furniture Co., Ltd.	13,828	$306,165
Hyundai Merchant Marine Co., Ltd. (c)	100,802	412,797
Hyundai Mipo Dockyard Co., Ltd. (c)	4,485	417,826
Hyundai Rotem Co., Ltd. (c)	26,264	385,619
Hyundai Wia Corp. (b)	12,529	646,491
Il Dong Pharmaceutical Co., Ltd.	8,587	192,541
Iljin Materials Co., Ltd.	10,442	360,998
Ilyang Pharmaceutical Co., Ltd. (c)	8,894	336,685
iMarketKorea, Inc.	1,627	15,264
InBody Co., Ltd.	4,566	216,755
Innocean Worldwide, Inc.	6,245	377,313
Innox Advanced Materials Co., Ltd. (c)	2,740	167,089
Inscobee, Inc. (c)	56,895	461,181
Interflex Co., Ltd. (b) (c)	7,351	150,344
Interojo Co., Ltd.	3,762	143,118
Interpark Holdings Corp.	6,265	21,424
iNtRON Biotechnology, Inc. (b) (c)	7,741	317,730
IS Dongseo Co., Ltd.	6,386	180,934
i-SENS, Inc.	2,677	73,210
Jayjun Cosmetic Co., Ltd. (b) (c)	15,984	295,417
JB Financial Group Co., Ltd.	217,350	1,239,786
Jeil Holdings Co., Ltd.	40,580	546,321
Jeil Pharma Holdings, Inc.	1,479	43,986
Jeil Pharmaceutical Co., Ltd. (b)	3,674	210,258
Jeju Air Co., Ltd.	5,448	228,725
Jenax, Inc. (b) (c)	7,586	232,014
JoyCity Corp. (c)	332	4,968
Jusung Engineering Co., Ltd.	22,881	229,690
JW Holdings Corp.	28,771	221,606
JW Pharmaceutical Corp.	6,482	256,933
JYP Entertainment Corp. (b) (c)	24,476	526,995
KB Financial Group, Inc.	136	7,860
KC Co., Ltd.	6,008	134,150
KC Tech Co., Ltd./New	8,932	187,288
KEPCO Plant Service & Engineering Co., Ltd.	16,199	689,966
Kginicis Co., Ltd.	17,112	336,332
KGMobilians Co., Ltd.	47,763	419,870
KH Vatec Co., Ltd. (c)	6,181	68,137
KIWOOM Securities Co., Ltd. (b)	7,477	747,069
Koh Young Technology, Inc.	5,071	476,700
Kolao Holdings	1,569	7,360
Kolon Corp.	4,216	195,790
Kolon Industries, Inc.	9,808	604,546
Kolon Life Science, Inc. (c)	3,174	262,043
Komipharm International Co., Ltd. (b) (c)	15,145	561,242
KONA I Co., Ltd. (c)	1,178	12,102
Korea Asset In Trust Co., Ltd.	63,021	354,157
Korea Electric Terminal Co., Ltd.	2,753	138,179

135

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Korea Kolmar Co., Ltd. (b)	9,650	$704,353
Korea Kolmar Holdings Co., Ltd.	2,161	97,214
Korea Line Corp. (c)	7,169	187,985
Korea Petrochemical Ind Co., Ltd.	2,794	765,408
Korea Real Estate Investment & Trust Co., Ltd.	56,457	159,164
Korea United Pharm, Inc.	7,476	192,529
Korean Reinsurance Co.	100,635	1,076,310
Kortek Corp.	8,261	108,504
KT Skylife Co., Ltd.	5,372	61,486
Kumho Industrial Co., Ltd.	14,595	147,881
Kumho Tire Co., Inc. (b) (c)	53,599	178,513
Kwang Dong Pharmaceutical Co., Ltd.	18,591	154,184
KyungDong City Gas Co., Ltd.	835	30,003
KyungDong Invest Co., Ltd.	151	5,936
Kyungdong Pharm Co., Ltd.	7,433	165,968
L&F Co., Ltd. (b)	11,643	423,819
Leaders Cosmetics Co., Ltd. (c)	7,685	163,664
LEENO Industrial, Inc.	7,373	412,954
LF Corp.	13,847	344,908
LG Hausys, Ltd.	3,120	225,972
LG International Corp.	41,211	1,043,904
LIG Nex1 Co., Ltd.	5,661	246,165
Lock&Lock Co., Ltd.	3,509	78,845
Loen Entertainment, Inc.	4,356	451,579
Lotte Chilsung Beverage Co., Ltd.	296	424,603
Lotte Corp. (c)	5,302	315,364
LOTTE Fine Chemical Co., Ltd.	15,781	1,051,178
Lotte Food Co., Ltd.	725	442,795
LOTTE Himart Co., Ltd.	4,512	310,705
LS Industrial Systems Co., Ltd.	12,208	702,083
Lumens Co., Ltd. (c)	19,316	67,685
Lutronic Corp.	1,578	30,719
Macrogen, Inc. (b) (c)	4,563	204,627
Maeil Dairies Co., Ltd.	935	54,912
Maeil Holdings Co., Ltd.	702	9,089
MagnaChip Semiconductor Corp. (b) (c)	26,100	250,560
Medipost Co., Ltd. (c)	4,656	622,460
Meritz Financial Group, Inc.	35,474	482,572
Minwise Co., Ltd.	38,987	894,298
Mirae Corp. (c)	235,162	49,861
Modetour Network, Inc.	7,645	278,646
Muhak Co., Ltd.	4,979	80,578
Naturalendo Tech Co., Ltd. (b) (c)	10,913	205,278
Naturecell Co., Ltd. (c)	30,627	781,550
Neowiz (c)	6,816	128,531
NEPES Corp.	10,574	83,132
Nexen Tire Corp.	28,492	332,794
NHN Entertainment Corp. (c)	9,128	578,047
NHN KCP Corp. (c)	7,824	129,189
NICE Holdings Co., Ltd.	5,576	82,654
NongShim Co., Ltd.	3,055	859,837

Security Description	Shares	Value
OCI Co., Ltd.	8,205	$1,216,240
Orion Holdings Corp.	13,096	329,888
Osstem Implant Co., Ltd. (c)	8,357	418,673
Paradise Co., Ltd. (b)	26,891	514,660
Partron Co., Ltd.	26,298	210,206
Paru Co., Ltd. (b) (c)	92,121	309,836
Peptron, Inc. (c)	7,483	466,152
Pharmicell Co., Ltd. (c)	65,580	959,797
Poongsan Corp.	20,228	729,681
POSCO Chemtech Co., Ltd.	13,567	601,408
Posco ICT Co., Ltd.	8,162	60,034
Power Logics Co., Ltd. (c)	15,954	69,225
PSK, Inc.	15,742	374,388
Qurient Co., Ltd. (c)	6,855	163,352
Redrover Co., Ltd. (b) (c)	22,928	76,792
S&T Dynamics Co., Ltd. (c)	7,617	56,168
S&T Motiv Co., Ltd.	10,748	396,281
Sajo Industries Co., Ltd.	1,260	80,856
Sam Chun Dang Pharm Co., Ltd.	6,383	234,145
Sam Kwang Glass Co., Ltd. (d)	191	10,321
Sam Yung Trading Co., Ltd.	5,818	96,339
Samchully Co., Ltd.	506	53,406
Samjin Pharmaceutical Co., Ltd.	10,812	439,723
Samsung Engineering Co., Ltd. (c)	99,738	1,731,075
Samsung Pharmaceutical Co., Ltd. (b) (c)	37,990	156,822
Samyang Holdings Corp.	4,265	385,727
Seah Besteel Corp.	12,058	298,650
SeAH Steel Corp.	684	53,775
Sebang Co., Ltd.	2,736	34,781
Seegene, Inc. (c)	14,902	485,129
Seobu T&D (c)	11,932	124,816
Seohan Co., Ltd.	158,997	343,084
Seoul Semiconductor Co., Ltd.	25,652	478,914
SEOWONINTECH Co., Ltd.	7,029	45,633
Seoyon Co., Ltd.	3,310	19,284
Seoyon E-Hwa Co., Ltd.	3,595	28,871
SFA Engineering Corp.	30,847	1,007,107
Shinsegae Information & Communication Co., Ltd.	7,638	1,268,342
Shinsegae, Inc.	3,540	1,157,416
Silicon Works Co., Ltd.	5,386	192,267
SillaJen, Inc. (c)	33,254	3,341,311
Sindoh Co., Ltd.	1,312	80,623
SK Bioland Co., Ltd.	4,062	78,885
SK Chemicals Co., Ltd. (c)	4,134	403,355
SK Discovery Co., Ltd.	3,850	147,188
SK Gas, Ltd.	3,836	335,771
SK Materials Co., Ltd. (b)	3,197	445,702
SK Networks Co., Ltd.	76,213	413,991
SK Securities Co., Ltd. (c)	254,908	280,999
SKC Co., Ltd.	15,281	547,644
SKCKOLONPI, Inc.	9,582	399,587
SM Culture & Contents Co., Ltd. (b) (c)	103,607	333,401

136

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SM Entertainment Co., Ltd. (b) (c)	9,774	$426,850
Songwon Industrial Co., Ltd.	16,189	463,237
Soulbrain Co., Ltd.	8,198	449,163
SPC Samlip Co., Ltd.	1,740	202,421
Suheung Co., Ltd.	1,559	47,096
SundayToz Corp. (c)	1,006	41,055
Sungshin Cement Co., Ltd. (c)	1,703	8,835
Sungwoo Hitech Co., Ltd.	9,413	55,724
Suprema, Inc. (c)	1,772	41,478
Synopex, Inc. (c)	31,217	118,612
Taekwang Industrial Co., Ltd.	566	669,068
Taeyoung Engineering & Construction Co., Ltd.	47,955	472,397
Taihan Electric Wire Co., Ltd. (c)	100,050	122,962
TBH Global Co., Ltd. (c)	9,602	61,347
Tera Semicon Co., Ltd.	5,610	104,474
TES Co., Ltd.	18,001	495,665
Texcell-NetCom Co., Ltd. (c)	15,387	344,291
Tongyang Life Insurance Co., Ltd.	8,051	55,818
Tongyang, Inc. (b)	142,986	244,145
Toptec Co., Ltd. (c)	21,269	623,563
Tovis Co., Ltd.	7,741	57,664
Value Added Technology Co., Ltd.	3,758	141,026
Viatron Technologies, Inc.	12,176	169,064
Vieworks Co., Ltd.	7,107	263,037
ViroMed Co., Ltd. (c)	8,460	1,754,067
Wave Electronics Co., Ltd. (c)	6,959	187,375
Webzen, Inc. (c)	12,500	376,442
WeMade Entertainment Co., Ltd.	6,037	281,206
Whanin Pharmaceutical Co., Ltd.	9,349	219,275
Wins Co., Ltd.	6,997	86,322
WiSoL Co., Ltd.	6,458	85,428
Wonik Holdings Co., Ltd. (c)	109,486	763,187
WONIK IPS Co., Ltd.	18,342	565,283
Woojeon Co., Ltd. (a) (c)	7,674	—
Woongjin Thinkbig Co., Ltd.	8,476	53,119
YG Entertainment, Inc.	4,062	118,708
Youngone Corp.	10,953	280,530
Yuanta Securities Korea Co., Ltd. (c)	80,349	338,085
Yungjin Pharmaceutical Co., Ltd. (b) (c)	57,836	446,562

		106,013,970

SPAIN — 1.4%
Abengoa SA Class B (c)	13,317,101	171,969
Almirall SA (b)	37,220	438,983
Applus Services SA	58,978	767,411
Axiare Patrimonio SOCIMI SA REIT	34,462	700,169
Codere SA (c)	31,280	349,690
Construcciones y Auxiliar de Ferrocarriles SA	24,658	1,273,677

Security Description	Shares	Value
Ence Energia y Celulosa SA	56,780	$427,365
Ercros SA	69,527	363,579
Euskaltel SA (e)	34,506	287,512
Faes Farma SA	265,007	967,980
Fluidra SA	38,658	657,052
Hispania Activos Inmobiliarios SOCIMI SA REIT	50,807	1,079,741
Lar Espana Real Estate Socimi SA REIT	27,495	329,694
Let’s GOWEX SA (a) (b) (c)	9,561	—
Liberbank SA (c)	683,870	374,103
Neinor Homes SA (b) (c) (e)	26,515	497,621
Obrascon Huarte Lain SA (b) (c)	52,931	225,432
Papeles y Cartones de Europa SA	29,819	519,288
Parques Reunidos Servicios Centrales SAU (e)	16,831	265,369
Pharma Mar SA (b) (c)	192,117	389,381
Promotora de Informaciones SA Class A (b) (c)	228,416	476,436
Sacyr SA	134,248	358,443
Saeta Yield SA	15,092	226,072
Talgo SA (b) (e)	41,083	265,261
Tecnicas Reunidas SA (b)	21,705	640,387
Telepizza Group SA (c) (e)	36,073	237,350
Tubacex SA (b) (c)	167,639	692,734

		12,982,699

SWEDEN — 2.9%
AcadeMedia AB (c) (e)	32,056	208,226
Acando AB	96,203	340,021
AF AB Class B	32,413	705,169
Alimak Group AB (e)	21,989	333,453
Ambea AB (c) (e)	19,920	142,952
Attendo AB (e)	53,287	500,433
Avanza Bank Holding AB (b)	11,058	581,236
Axactor AB (c)	778,015	256,664
Bergman & Beving AB	14,599	147,650
Betsson AB (c)	55,450	417,921
Bilia AB Class A	28,789	254,381
BioGaia AB Class B	6,894	346,560
Biotage AB	39,816	339,454
Bonava AB Class B	41,568	568,813
Boozt AB (b) (c) (e)	21,837	192,952
Bravida Holding AB (e)	90,061	642,002
Bufab AB	25,278	325,377
Bure Equity AB	24,543	269,320
Byggmax Group AB (b)	37,887	187,743
Capio AB (e)	77,424	391,058
Cellavision AB	20,704	339,183
Clas Ohlson AB Class B	21,133	227,863
Cloetta AB Class B	120,063	456,179
CLX Communications AB (c) (e)	918	6,423
Coor Service Management Holding AB (e)	47,677	380,856
D Carnegie & Co. AB (c) (f)	13,810	203,156
D Carnegie & Co. AB (b) (c) (f)	1,987	28,756
Duni AB	18,384	253,760
Dustin Group AB (e)	35,373	312,557

137

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Eltel AB (b) (c) (e)	62,726	$194,736
Fingerprint Cards AB Class B (b) (c)	156,707	150,629
G5 Entertainment AB	4,662	169,896
Granges AB	40,459	473,201
Haldex AB (c)	48,248	491,997
Hansa Medical AB (b) (c)	15,362	432,898
Hemfosa Fastigheter AB	62,188	752,214
HIQ International AB (c)	35,089	299,573
Hoist Finance AB (e)	28,322	259,385
Infant Bacterial Therapeutics AB (c)	15	206
Investment AB Oresund	16,948	258,628
INVISIO Communications AB	30,375	224,508
Inwido AB	33,786	300,955
KappAhl AB	40,819	124,775
Karo Pharma AB (b)	89,069	350,435
Klovern AB Class B (b)	206,989	255,560
KNOW IT AB	25,597	513,481
Kungsleden AB	88,988	592,382
LeoVegas AB (e)	70,539	598,859
Lindab International AB	22,692	170,973
Medicover AB (c)	39,599	293,158
Medivir AB Class B (b) (c)	945	4,074
Mekonomen AB (b)	10,388	176,879
Momentum Group AB Class B (c)	21,629	258,263
Mycronic AB (b)	33,306	424,736
New Wave Group AB Class B	103,602	671,728
Nobia AB	57,581	516,694
Nobina AB (e)	53,251	342,404
Nolato AB Class B	13,186	958,862
Opus Group AB	16,370	12,021
Qliro Group AB (c)	104,073	151,609
Ratos AB Class B	60,498	235,063
RaySearch Laboratories AB (b) (c)	15,420	226,472
Recipharm AB Class B (b)	11,117	126,903
Sagax AB Class D	30	115
SAS AB (b) (c)	95,210	225,099
Scandi Standard AB	31,621	216,727
Scandic Hotels Group AB (e)	33,539	320,180
SkiStar AB	11,775	235,365
Starbreeze AB (b) (c)	51,093	58,232
Tethys Oil AB	33,991	272,746
Thule Group AB (e)	30,107	649,248
Tobii AB (b) (c)	43,156	165,929
Troax Group AB	6,872	193,651
Vitrolife AB	9,245	652,409
Wihlborgs Fastigheter AB	129,933	3,000,554

		26,364,530

SWITZERLAND — 2.2%
APG SGA SA	321	135,091
Arbonia AG (b) (c)	22,038	402,741
Ascom Holding AG	22,817	483,694
Autoneum Holding AG	1,540	418,129
Bachem Holding AG Class B	3,925	515,628
Basilea Pharmaceutica AG (c)	9,379	650,340

Security Description	Shares	Value
Bell Food Group AG	886	$340,947
Bobst Group SA	3,006	331,803
Bossard Holding AG Class A	2,166	443,333
Burckhardt Compression Holding AG	1,499	477,125
Burkhalter Holding AG	2,938	343,626
Comet Holding AG (c)	3,679	507,899
Evolva Holding SA (b) (c)	267,645	74,206
Gurit Holding AG (c)	255	207,174
HBM Healthcare Investments AG Class A (c)	3,180	478,195
HOCHDORF Holding AG (b) (c)	950	281,250
Huber + Suhner AG	6,804	385,105
Implenia AG	8,932	706,557
Inficon Holding AG (c)	1,019	625,170
Interroll Holding AG	442	692,356
Intershop Holding AG	272	142,590
Kardex AG (c)	4,408	595,651
Komax Holding AG	2,385	686,908
Kudelski SA (b) (c)	42,637	445,249
LEM Holding SA	292	484,837
Leonteq AG (c)	3,944	224,465
Metall Zug AG	63	216,776
Meyer Burger Technology AG (b) (c)	256,306	296,026
Mobilezone Holding AG (b)	19,673	251,870
Mobimo Holding AG (c)	3,355	886,398
Newron Pharmaceuticals SpA (c)	200	1,729
Orior AG	6,225	512,899
Phoenix Mecano AG	488	337,360
Resurs Holding AB (e)	55,056	387,866
Rieter Holding AG (c)	1,584	309,158
Santhera Pharmaceuticals Holding AG (b) (c)	4,312	76,009
Schmolz + Bickenbach AG (c)	200,004	154,765
Schweiter Technologies AG	353	418,764
Siegfried Holding AG (c)	1,876	630,819
Swissquote Group Holding SA	5,971	361,652
u-blox Holding AG	3,099	556,629
Valiant Holding AG	7,176	848,291
Valora Holding AG	5,283	1,804,032
Vaudoise Assurances Holding SA	484	259,791
Vetropack Holding AG	141	275,345
Ypsomed Holding AG (b) (c)	2,009	306,091
Zehnder Group AG	2,783	128,019
Zur Rose Group AG (c)	2,808	319,038

		20,419,396

UNITED ARAB EMIRATES — 0.0% (g)
Lamprell PLC (c)	125,868	128,894
NMC Health PLC	3	143

		129,037

UNITED KINGDOM — 8.5%
888 Holdings PLC	84,117	318,362
A.G. Barr PLC	49,862	459,548

138

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
AA PLC	370,411	$418,288
Acacia Mining PLC	90,594	181,605
Allied Minds PLC (c)	93,111	137,147
Anglo Pacific Group PLC	133,948	282,793
AO World PLC (b) (c)	88,932	144,215
Arrow Global Group PLC	95,758	470,153
Ascential PLC	207,861	1,215,336
Assura PLC REIT	1,143,062	950,868
AVEVA Group PLC	34,095	914,002
Avon Rubber PLC	18,362	327,129
Biffa PLC (e)	151,834	425,986
Big Yellow Group PLC REIT	62,818	751,673
Bovis Homes Group PLC	76,327	1,219,545
Brewin Dolphin Holdings PLC	118,321	572,301
Cairn Energy PLC (c)	270,535	781,783
Capital & Regional PLC REIT	370,198	280,429
Card Factory PLC	107,720	285,748
Carillion PLC (a) (b)	8,202	—
Chemring Group PLC	109,150	306,231
Cineworld Group PLC	30	99
Civitas Social Housing PLC REIT	140,472	191,931
Clarkson PLC	13,098	554,891
CMC Markets PLC (e)	40,246	95,525
Coats Group PLC	619,828	666,033
Computacenter PLC	35,065	564,692
Connect Group PLC	76,168	59,835
Costain Group PLC	55,946	364,545
Countrywide PLC (c)	7,515	11,132
Cranswick PLC	23,470	936,351
Crest Nicholson Holdings PLC	145,968	930,447
Dairy Crest Group PLC	69,110	496,371
De La Rue PLC	40,302	287,766
Debenhams PLC	450,982	132,095
Devro PLC	66,941	184,053
DFS Furniture PLC	82,635	213,525
Dialight PLC (b) (c)	13,424	94,533
Dignity PLC	26,628	326,659
Diploma PLC	51,824	829,492
Domino’s Pizza Group PLC	286,854	1,329,928
Drax Group PLC	224,708	865,595
Dunelm Group PLC	58,326	431,190
EI Group PLC (c)	466,265	752,188
Elementis PLC	228,339	946,207
Empiric Student Property PLC REIT	391,835	452,925
EnQuest PLC (c)	527,448	214,572
Equiniti Group PLC (e)	214,433	897,908
Essentra PLC	115,639	687,482
esure Group PLC	153,937	467,300
F&C Commercial Property Trust, Ltd.	303,724	602,455
Fenner PLC	178,393	1,524,021
Fidessa Group PLC	20,467	1,052,262
Firstgroup PLC (c)	562,746	648,114
Forterra PLC (e)	109,843	456,100
Foxtons Group PLC	9,778	11,152
Galliford Try PLC	44,156	517,216

Security Description	Shares	Value
Games Workshop Group PLC	13,347	$431,569
Genel Energy PLC (b) (c)	25,134	59,233
Genus PLC	36,236	1,184,382
Go-Ahead Group PLC	18,911	465,307
Gocompare.Com Group PLC	180,006	282,814
Grainger PLC	184,115	746,419
Greene King PLC (b)	6	40
Greggs PLC	55,150	950,809
Gulf Keystone Petroleum, Ltd. (c)	171,874	313,436
Halfords Group PLC	92,577	423,367
Hansteen Holdings PLC REIT	151,494	271,170
Helical PLC	44,258	200,535
Hill & Smith Holdings PLC	40,757	759,841
Hunting PLC (c)	69,810	657,596
Huntsworth PLC	1,886	2,513
Ibstock PLC (e)	222,903	881,781
Indivior PLC (c)	24	137
International Personal Finance PLC	92,990	299,244
Interserve PLC (b) (c)	77,662	87,864
ITE Group PLC	303,952	666,012
J D Wetherspoon PLC	92,793	1,482,637
Jackpotjoy PLC (c)	44,172	503,152
JD Sports Fashion PLC	9	42
John Laing Group PLC (e)	263,725	996,655
John Menzies PLC	30,267	266,640
Johnston Press PLC (c)	374	48
Just Group PLC	378,076	722,357
KCOM Group PLC	244,080	315,346
Keller Group PLC	60,123	733,763
Kier Group PLC (b)	56,925	746,239
Laird PLC	66,600	187,040
Lancashire Holdings, Ltd.	109,954	894,612
Lb-shell PLC (c)	571	2
LondonMetric Property PLC	320,488	801,153
Lonmin PLC (c)	109,500	89,245
Lookers PLC	140,150	171,437
Luxfer Holdings PLC	9,128	116,838
Marshalls PLC	111,067	651,576
Marston’s PLC	434,080	614,408
McBride PLC (c) (d) (f)	4,089,696	5,737
McBride PLC (c) (f)	157,773	350,135
McCarthy & Stone PLC (e)	247,402	501,495
Medica Group PLC	97,718	169,978
Mitchells & Butlers PLC	114,437	400,367
Mitie Group PLC	276,309	616,294
Moneysupermarket.com Group PLC	27	109
Morgan Advanced Materials PLC	191,648	855,999
Mothercare PLC (c)	20,418	4,898
N Brown Group PLC	65,907	163,182
NCC Group PLC	137,745	363,463
NewRiver REIT PLC (b)	151,524	612,167
Northgate PLC	52,157	247,154
On the Beach Group PLC (e)	38,465	288,679
OneSavings Bank PLC	64,472	337,346

139

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Ophir Energy PLC (c)	215,402	$158,939
Oxford Biomedica PLC (c)	1,806,506	280,279
Oxford Instruments PLC	25,181	261,750
Pagegroup PLC	161,412	1,214,790
Paragon Banking Group PLC	140,087	924,402
Pendragon PLC	560,988	182,573
Petrofac, Ltd.	152,094	1,081,296
Petropavlovsk PLC (c)	1,016,493	101,527
Pets at Home Group PLC	163,971	388,731
Photo-Me International PLC	112,665	260,144
Picton Property Income, Ltd.	187,321	221,518
Polypipe Group PLC	121,904	595,104
Premier Foods PLC (c)	67,169	35,617
Premier Oil PLC (c)	375,646	364,654
Primary Health Properties PLC REIT (f)	315,889	488,328
Primary Health Properties PLC (c) (d) (f)	18,580	573
Provident Financial PLC (b)	85,371	816,274
PZ Cussons PLC	115,934	371,777
QinetiQ Group PLC	301,347	872,091
Rank Group PLC	79,906	231,470
Rathbone Brothers PLC	26,693	913,657
RDI REIT PLC	582,347	261,822
Regional REIT, Ltd. (e)	161,645	224,942
Renewi PLC	446,476	469,737
Renishaw PLC	3	190
Restaurant Group PLC (b)	92,069	327,794
RPC Group PLC	12	130
RPS Group PLC	217,572	778,286
Safestore Holdings PLC REIT	84,809	584,143
Savills PLC	60,050	826,797
Schroder Real Estate Investment Trust, Ltd.	261,410	215,623
Senior PLC	451,404	1,903,488
Serco Group PLC (c)	600,826	743,384
SIG PLC	282,210	535,631
Sirius Minerals PLC (b) (c)	2,514,696	1,070,984
Soco International PLC	107,647	138,625
Softcat PLC	62,308	596,107
Spire Healthcare Group PLC (e)	170,173	499,400
SSP Group PLC	15	129
St Modwen Properties PLC	76,655	416,578
Stagecoach Group PLC	156,603	289,981
Stobart Group, Ltd.	129,617	401,837
Stock Spirits Group PLC	96,456	336,242
Superdry PLC	25,765	564,194
SVG Capital PLC (c) (d)	16,733	16,431
Ted Baker PLC	11,502	403,375
Telecom Plus PLC	10,496	179,925
Topps Tiles PLC	112,968	123,608
TORM PLC (b)	12,311	90,592
Trinity Mirror PLC	10,795	12,039
Tyman PLC	123,644	516,874
UK Commercial Property Trust, Ltd. (b)	173,194	217,446
Ultra Electronics Holdings PLC	41,231	799,911
Vectura Group PLC (c)	303,594	330,697

Security Description	Shares	Value
Virgin Money Holdings UK PLC	171,706	$633,004
Wincanton PLC	159,364	489,587
Workspace Group PLC REIT	48,117	669,585
ZPG PLC (e)	151,652	714,798

		78,283,404

UNITED STATES — 0.9%
Adaptimmune Therapeutics PLC ADR (c)	37,753	423,966
Alacer Gold Corp. (c)	11,845	18,834
Argonaut Gold, Inc. (c)	55,139	105,210
Avadel Pharmaceuticals PLC ADR (b) (c)	22,140	161,401
Boart Longyear, Ltd. (c)	36	—
BrightSphere Investment Group PLC	63,497	1,000,713
Civeo Corp. (c)	103,608	390,602
DHT Holdings, Inc.	65,590	223,006
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	19,857	—
Globant SA (c)	12,901	664,917
Golden Star Resources, Ltd. (b) (c)	274,163	160,934
IMAX Corp. (c)	38,172	732,902
MDC Partners, Inc. Class A (c)	32,851	236,527
Mimecast, Ltd. (c)	19,911	705,447
Mitel Networks Corp. (c)	41,370	383,914
Nordic American Tankers, Ltd.	65,939	127,922
Ormat Technologies, Inc.	1	44
Oxford Immunotec Global PLC (b) (c)	19,746	245,838
REC Silicon ASA (c)	749,396	142,798
Reliance Worldwide Corp., Ltd. (b)	288,753	978,977
Stratasys, Ltd. (b) (c)	33,616	678,371
Tahoe Resources, Inc.	175,510	823,607
Tucows, Inc. Class A (b) (c)	8,200	459,200
Vail Resorts, Inc.	24	5,321

		8,670,451

TOTAL COMMON STOCKS (Cost $836,992,633)		914,361,104

WARRANTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Boart Longyear, Ltd. (expiring 9/13/24) (c)	50	0
Westgold Resources, Ltd. (expiring 6/30/19) (b) (c)	19,337	2,893

		2,893

FRANCE — 0.0% (g)
CGG SA (expiring 2/21/22) (b) (c)	533	216
CGG SA (expiring 2/21/23) (c)	1,729	300

		516

140

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 4/24/20) (b) (c) (d)	115,305	$2,638

TOTAL WARRANTS (Cost $0)		6,047

RIGHTS — 0.0% (g)
ITALY — 0.0% (g)
Immobiliare Grande Distribuzione SIIQ SpA (expiring 04/13/18) (c)	16,859	17,927

SWEDEN — 0.0% (g)
Starbreeze AB (expiring 4/10/18) (b) (c)	51,093	854

UNITED KINGDOM — 0.0% (g)
Galliford Try PLC (expiring 4/13/18) (c)	14,719	57,812
Provident Financial PLC (expiring 4/9/18) (c)	60,470	314,710

		372,522

TOTAL RIGHTS (Cost $266,038)		391,303

SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h) (i)	1,510,725	1,510,725
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	95,964,387	95,964,387

TOTAL SHORT-TERM INVESTMENTS (Cost $97,475,112)		97,475,112

TOTAL INVESTMENTS — 109.6% (Cost $934,733,783)		1,012,233,566

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(88,411,858)

NET ASSETS — 100.0%		$923,821,708

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $754,522, representing less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$58,349,902	$0	(a)	$0	(b)	$58,349,902
Austria	2,903,419	—		—		2,903,419
Belgium	12,689,606	—		—		12,689,606
Canada	72,498,781	56,380		0	(b)	72,555,161
China	2,677,820	—		—		2,677,820
Denmark	6,131,667	—		0	(b)	6,131,667
Finland	6,544,251	—		0	(b)	6,544,251

141

SPDR S&P INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
France	$19,284,098	$—	$—		$19,284,098
Germany	29,930,051	—	—		29,930,051
Greece	—	—	0	(b)	0
Hong Kong	23,335,653	213,157	0	(b)	23,548,810
India	186,488	—	—		186,488
Ireland	7,055,211	—	—		7,055,211
Israel	16,653,485	—	—		16,653,485
Italy	11,460,844	—	—		11,460,844
Japan	338,474,876	—	0	(b)	338,474,876
Liechtenstein	282,131	—	—		282,131
Luxembourg	539,588	—	—		539,588
Macau	477,938	—	—		477,938
Malta	381,645	—	—		381,645
Netherlands	13,185,764	—	—		13,185,764
New Zealand	10,130,154	—	—		10,130,154
Norway	12,153,056	—	—		12,153,056
Peru	256,202	—	—		256,202
Portugal	2,100,561	—	—		2,100,561
Singapore	13,078,293	271,380	0	(b)	13,349,673
South Africa	195,216	—	—		195,216
South Korea	105,825,744	188,226	0	(b)	106,013,970
Spain	12,982,699	—	0	(b)	12,982,699
Sweden	26,364,530	—	—		26,364,530
Switzerland	20,419,396	—	—		20,419,396
United Arab Emirates	129,037	—	—		129,037
United Kingdom	78,260,663	22,741	0	(b)	78,283,404
United States	8,670,451	—	0	(b)	8,670,451
Warrants
Australia	2,893	—	—		2,893
France	516	—	—		516
Singapore	—	2,638	—		2,638
Rights
Italy	17,927	—	—		17,927
Sweden	854	—	—		854
United Kingdom	372,522	—	—		372,522
Short-Term Investments	97,475,112	—	—		97,475,112

TOTAL INVESTMENTS	$1,011,479,044	$754,522	$0		$1,012,233,566

(a)	Fund held a Level 2 security that was valued at $0 at March 31, 2018.
(b)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,500	$73,500	$71,569,182	$70,131,957	$—	$—	1,510,725	$1,510,725	$24,500	$—
State Street Navigator Securities Lending Government Money Market Portfolio	66,029,680	66,029,680	101,110,821	71,176,114	—	—	95,964,387	95,964,387	1,512,147	—

Total		$66,103,180	$172,680,003	$141,308,071	$—	$—		$97,475,112	$1,536,647	$—

142

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 1, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 1, 2018